UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Fixed Income Fund–2.98%
✢American Funds Insurance Series® –
Mortgage Bond Fund	2,517,087	$26,857,318

Total Affiliated Investment (Cost $25,840,242)		26,857,318

UNAFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Asset Allocation Fund–16.00%
²American Funds® –
Capital Income Builder	2,295,653	144,006,310

		144,006,310

Equity Funds–28.21%
²American Funds® –
AMCAP Fund	1,743,799	54,493,710
American Mutual Fund	1,339,873	54,479,246
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	3,845,696	54,608,886
Growth Fund	734,453	54,143,897
Growth-Income Fund	752,764	36,215,477

		253,941,216

Fixed Income Funds–31.88%
²American Funds® –
Intermediate Bond Fund of America	5,342,507	71,749,874

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	15,532,024	$170,386,306
High-Income Bond Fund	1,682,765	18,072,892
U.S. Government/AAA-Rated Securities Fund	2,181,067	26,827,123

		287,036,195

International Equity Funds–19.02%
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,162,504	18,007,183
Global Growth Fund	616,345	18,083,554
Global Small Capitalization Fund	1,497,102	36,199,929
International Fund	3,446,608	72,103,046
New World Fund	1,104,107	26,840,842

		171,234,554

International Fixed Income Fund–1.98%
✢American Funds Insurance Series® –
Global Bond Fund	1,495,164	17,807,407

		17,807,407

Total Unaffiliated Investments (Cost $758,835,225)		874,025,682

TOTAL VALUE OF SECURITIES–100.07% (Cost $784,675,467)	900,883,000
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(631,863)

NET ASSETS APPLICABLE TO 69,892,403 SHARES OUTSTANDING–100.00%	$900,251,137

²	Class R-6 shares.

✢	Class 1 shares.

See accompanying notes.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$26,857,318
Unaffiliated Investment Companies	874,025,682

Total Investments	$900,883,000

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,794,514	$3,412,365	$1,620,005	$(13,973)	$284,417	$26,857,318	$78,853	$160,095

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.09%
Asset Allocation Fund–15.02%
²American Funds® –
Capital Income Builder	495,290	$31,069,555

		31,069,555

Equity Funds–21.19%
²American Funds® –
AMCAP Fund	334,431	10,450,956
American Mutual Fund	256,958	10,447,903
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	590,010	8,378,148
Growth Fund	112,687	8,307,259
Growth-Income Fund	129,930	6,250,912

		43,835,178

Fixed Income Funds–53.88%
²American Funds® –
Intermediate Bond Fund of America	1,844,231	24,768,023

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	5,644,666	$61,921,987
High-Income Bond Fund	387,443	4,161,134
Mortgage Bond Fund	772,362	8,241,104
U.S. Government/AAA-Rated Securities Fund	1,003,884	12,347,775

		111,440,023

International Equity Funds–7.01%
✢American Funds Insurance Series® –
Global Small Capitalization Fund	172,272	4,165,540
International Fund	297,459	6,222,852
New World Fund	169,405	4,118,244

		14,506,636

International Fixed Income Fund–2.97%
✢American Funds Insurance Series® –
Global Bond Fund	516,136	6,147,186

		6,147,186

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	36,794	36,794

		36,794

Total Investment Companies (Cost $189,594,364)		207,035,372

TOTAL VALUE OF SECURITIES–100.09% (Cost $189,594,364)	207,035,372
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(178,973)

NET ASSETS APPLICABLE TO 17,524,610 SHARES OUTSTANDING–100.00%	$206,856,399

² Class R-6 shares.

✢ Class 1 shares.

See accompanying notes.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$207,035,372

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Income Allocation Fund–2

LVIP American Growth Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Fixed Income Fund–2.98%
✢American Funds Insurance Series® –
Mortgage Bond Fund	2,481,026	$26,472,543

Total Affiliated Investment (Cost $25,805,722)		26,472,543

UNAFFILIATED INVESTMENTS–97.08%
INVESTMENT COMPANIES–97.08%
Asset Allocation Fund–11.99%
²American Funds® –
Capital Income Builder	1,697,083	106,458,040

		106,458,040

Equity Funds–32.21%
²American Funds® –
AMCAP Fund	1,718,807	53,712,716
American Mutual Fund	1,540,793	62,648,645
✢American Funds Insurance Series® –
Blue Chip Income & Growth Fund	4,422,390	62,797,933
Growth Fund	723,929	53,368,043
Growth-Income Fund	1,112,970	53,544,967

		286,072,304

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–23.88%
²American Funds® –
Intermediate Bond Fund of America	4,607,907	$61,884,192
✢American Funds Insurance Series® –
Bond Fund	12,086,480	132,588,686
U.S. Government/AAA-Rated
Securities Fund	1,433,214	17,628,531

		212,101,409

International Equity Funds–29.00%
²American Funds® –
EuroPacific Growth Fund	319,445	17,722,808
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,718,774	26,623,814
Global Growth Fund	911,270	26,736,654
Global Small Capitalization Fund	1,844,561	44,601,488
International Fund	5,095,803	106,604,205
New World Fund	1,451,038	35,274,732

		257,563,701

Total Unaffiliated Investments (Cost $730,391,699)		862,195,454

TOTAL VALUE OF SECURITIES–100.06% (Cost $756,197,421)	888,667,997
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(554,938)

NET ASSETS APPLICABLE TO 66,332,928 SHARES OUTSTANDING–100.00%	$888,113,059

² Class R-6 shares.

✢ Class 1 shares.

See accompanying notes.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantial portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$26,472,543
Unaffiliated Investment Companies	862,195,454

Total Investments	$888,667,997

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,966,580	$3,312,572	$2,077,313	$(9,040)	$279,744	$26,472,543	$77,437	$157,221

LVIP American Growth Allocation Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.13%
INVESTMENT COMPANIES–93.13%
Equity Funds–93.13%
*American Century VP–
Capital Appreciation Fund	4,257,080	$65,346,181
Mid Cap Value Fund	12,033,016	261,958,765

Total Affiliated Investments (Cost $291,829,605)		327,304,946

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.73%
INVESTMENT COMPANY–6.73%
Money Market Fund–6.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	23,659,879	$23,659,879

Total Unaffiliated Investment (Cost $23,659,879)		23,659,879

TOTAL VALUE OF SECURITIES–99.86% (Cost $315,489,484)	350,964,825
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	506,297

NET ASSETS APPLICABLE TO 26,425,307 SHARES OUTSTANDING–100.00%	$351,471,122

* Class I shares.

«Includes $52,839 cash collateral and $105,341 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
3	British Pound	$248,279	$251,981	12/19/17	$3,702	$—
3	Euro	447,766	444,919	12/19/17	—	(2,847)
3	Japanese Yen	342,084	334,500	12/19/17	—	(7,584)

					3,702	(10,431)

Equity Contracts:
22	E-mini Russell 2000 Index	1,541,176	1,642,190	12/18/17	101,014	—
85	E-mini S&P 500 Index	10,478,452	10,693,425	12/18/17	214,973	—
55	E-mini S&P MidCap 400 Index	9,472,914	9,876,350	12/18/17	403,436	—
12	Euro STOXX 50 Index	491,570	507,177	12/18/17	15,607	—
3	FTSE 100 Index	295,876	294,646	12/18/17	—	(1,230)
2	Nikkei 225 Index (OSE)	343,650	361,875	12/8/17	18,225	—

					753,255	(1,230)

Total Futures Contracts					$756,957	$(11,661)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$327,304,946
Unaffiliated Investment Company	23,659,879

Total Investments	$350,964,825

Derivatives:
Assets:
Futures Contracts	$756,957

Liabilities:
Futures Contracts	$(11,661)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Century VP Capital Appreciation Fund	$47,857,957	$16,961,527	$4,922,142	$(23,731)	$5,472,570	$65,346,181	$—	$2,913,464
American Century VP Mid Cap Value	193,306,676	70,155,849	8,262,323	(253,729)	7,012,292	261,958,765	3,481,060	4,783,586

Total	$241,164,633	$87,117,376	$13,184,465	$(277,460)	$12,484,862	$327,304,946	$3,481,060	$7,697,050

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

September 30, 2017 (unaudited)

Number of Shares		Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® –
Global Growth Fund Class 1	6,069,299	$178,072,861

Total Investment Company (Cost $146,776,800)		178,072,861

TOTAL VALUE OF SECURITIES–100.06% (Cost $146,776,800)		178,072,861
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(102,749)

NET ASSETS APPLICABLE TO 9,560,522 SHARES OUTSTANDING–100.00%		$177,970,112

See accompanying notes.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Company	$178,072,861

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series® –
Global Small Capitalization Fund Class 1	3,131,598	$75,722,052

Total Investment Company (Cost $60,474,051)		75,722,052

TOTAL VALUE OF SECURITIES–100.07% (Cost $60,474,051)		75,722,052
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(51,455)

NET ASSETS APPLICABLE TO 5,105,510 SHARES OUTSTANDING–100.00%		$75,670,597

See accompanying notes.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Company	$75,722,052

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Small Capitalization Fund–2

LVIP American Growth Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® –
Growth Fund Class 1	6,958,736	$512,996,684

Total Investment Company (Cost $430,809,120)		512,996,684

TOTAL VALUE OF SECURITIES–100.05% (Cost $430,809,120)		512,996,684
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(277,635)

NET ASSETS APPLICABLE TO 26,123,114 SHARES OUTSTANDING–100.00%		$512,719,049

See accompanying notes.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Company	$512,996,684

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series® –
Growth-Income Fund Class 1	9,086,138	$437,131,150

Total Investment Company (Cost $365,701,629)		437,131,150

TOTAL VALUE OF SECURITIES–100.05% (Cost $365,701,629)		437,131,150
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(225,048)

NET ASSETS APPLICABLE TO 22,412,063 SHARES OUTSTANDING–100.00%		$436,906,102

See accompanying notes.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Company	$437,131,150

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® –
International Fund Class 1	8,686,557	$181,722,564

Total Investment Company (Cost $146,547,552)		181,722,564

TOTAL VALUE OF SECURITIES–100.06% (Cost $146,547,552)		181,722,564
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(104,275)

NET ASSETS APPLICABLE TO 12,181,303 SHARES OUTSTANDING–100.00%		$181,618,289

See accompanying notes.

LVIP American International Fund–1

LVIP American International Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Company	$181,722,564

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.76%
INVESTMENT COMPANY–3.76%
Fixed Income Fund–3.76%
✢American Funds Insurance Series® –
Mortgage Bond Fund	6,868,721	$73,289,248

Total Affiliated Investment (Cost $71,969,947)		73,289,248

UNAFFILIATED INVESTMENTS–96.30%
INVESTMENT COMPANIES–96.30%
Asset Allocation Fund–16.00%
²American Funds® –
Capital Income Builder	4,967,751	311,627,015

		311,627,015

Equity Funds–25.21%
²American Funds® –
AMCAP Fund	6,291,622	196,613,185
American Mutual Fund	4,348,926	176,827,345
✢American Funds Insurance Series® –
Growth-Income Fund	2,441,989	117,484,105

		490,924,635

Fixed Income Funds–37.71%
²American Funds® –
Intermediate Bond Fund of America	12,300,855	165,200,479
✢American Funds Insurance Series® –
Bond Fund	43,490,414	477,089,847
High-Income Bond Fund	3,445,491	37,004,572
U.S. Government/AAA-Rated Securities Fund	4,463,828	54,905,087

		734,199,985

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–13.01%
²American Funds® –
EuroPacific Growth Fund	1,401,834	$77,773,742
New Perspective Fund	1,340,016	58,478,280
✢American Funds Insurance Series® –
Global Growth & Income Fund	1,263,195	19,566,888
Global Small Capitalization Fund	2,432,269	58,812,260
New World Fund	1,591,904	38,699,190

		253,330,360

International Fixed Income Fund–1.87%
✢American Funds Insurance Series® –
Global Bond Fund	3,060,139	36,446,261

		36,446,261

Money Market Fund–2.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	48,603,750	48,603,750

		48,603,750

Total Unaffiliated Investments (Cost $1,695,447,602)		1,875,132,006

TOTAL VALUE OF SECURITIES–100.06% (Cost $1,767,417,549)	1,948,421,254
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(1,171,145)

NET ASSETS APPLICABLE TO 165,575,414 SHARES OUTSTANDING–100.00%	$1,947,250,109

² Class R-6 shares.

✢ Class 1 shares.

See accompanying notes.

LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$73,289,248
Unaffiliated Investment Companies	1,875,132,006

Total Investments	$1,948,421,254

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP American Global Balanced Allocation Managed Risk Fund—2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund*	$639,157,709	$—	$—	$—	$—	$—	$—	$—
American Funds Insurance Series® - Mortgage Bond Fund	75,107,944	6,155,843	8,764,355	(11,098)	800,914	73,289,248	226,061	458,973

Total	$714,265,653	$6,155,843	$8,764,355	$(11,098)	$800,914	$73,289,248	$226,061	$458,973

*Issuer is not an affiliated investment of the Fund at September 30, 2017.

LVIP American Global Balanced Allocation Managed Risk Fund—3

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–7.61%
INVESTMENT COMPANIES–7.61%
Fixed Income Fund–2.65%
✢American Funds Insurance Series® –
Mortgage Bond Fund	9,324,130	$99,488,466

		99,488,466

International Equity Fund–4.96%
✢American Funds Insurance Series® –
New World Fund	7,659,389	186,199,755

		186,199,755

Total Affiliated Investments (Cost $252,168,409)		285,688,221

UNAFFILIATED INVESTMENTS–92.47%
INVESTMENT COMPANIES–92.47%
Asset Allocation Fund–11.99%
²American Funds® –
Capital Income Builder	7,172,283	449,917,294

		449,917,294

Equity Funds–34.24%
²American Funds® –
AMCAP Fund	14,528,274	454,008,553
American Mutual Fund	10,233,591	416,097,830
✢American Funds Insurance Series® –
Growth-Income Fund	8,624,072	414,904,111

		1,285,010,494

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–21.24%
²American Funds® –
Intermediate Bond Fund of America	17,326,370	$232,693,146
✢American Funds Insurance Series® –
Bond Fund	45,425,268	498,315,195
U.S. Government/AAA-Rated Securities Fund	5,376,474	66,130,631

		797,138,972

International Equity Funds–22.00%
²American Funds® –
EuroPacific Growth Fund	6,751,369	374,565,956
New Perspective Fund	5,157,919	225,091,570
✢American Funds Insurance Series® –
Global Growth & Income Fund	2,419,361	37,475,904
Global Small Capitalization Fund	7,789,285	188,344,906

		825,478,336

Money Market Fund–3.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	112,334,205	112,334,205

		112,334,205

Total Unaffiliated Investments (Cost $3,053,725,072)		3,469,879,301

TOTAL VALUE OF SECURITIES–100.08% (Cost $3,305,893,481)	3,755,567,522
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(2,922,007)

NET ASSETS APPLICABLE TO 303,821,985 SHARES OUTSTANDING–100.00%	$3,752,645,515

² Class R-6 shares.

✢ Class 1 shares.

See accompanying notes.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$285,688,221
Unaffiliated Investment Companies	3,469,879,301

Total Investments	$3,755,567,522

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Bond Fund*	$745,289,989	$—	$—	$—	$—	$—	$—	$—
American Funds Insurance Series® - Mortgage Bond Fund	106,351,919	11,695,708	19,640,425	25,768	1,055,496	99,488,466	318,865	647,392
American Funds Insurance Series® - New World Fund	175,883,458	1,561,715	29,559,667	(1,312,276)	39,626,525	186,199,755	308,591	—

Total	$1,027,525,366	$13,257,423	$49,200,092	$(1,286,508)	$40,682,021	$285,688,221	$627,456	$647,392

*Issuer is not an affiliated investment of the Fund at September 30, 2017.

LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Preservation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–56.06%
INVESTMENT COMPANIES–56.06%
Fixed Income Fund–50.05%
²American Funds®–
Short-Term Bond Fund of America	32,935,521	$327,708,432

		327,708,432

Money Market Fund–6.01%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.51%)	3,937,482	39,374,825

		39,374,825

Total Affiliated Investments (Cost $367,579,800)		367,083,257

UNAFFILIATED INVESTMENTS–43.99%
INVESTMENT COMPANIES–43.99%
Fixed Income Funds–43.00%
²American Funds® –
Bond Fund of America	1,010,347	13,104,207
Intermediate Bond Fund of America	12,189,648	163,706,974

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series® –
Bond Fund	1,192,393	$13,080,555
High-Income Bond Fund	1,843,030	19,794,144
Mortgage Bond Fund	1,225,241	13,073,324
U.S. Government/AAA-Rated Securities Fund	4,777,552	58,763,892

		281,523,096

International Fixed Income Fund–0.99%
✢American Funds Insurance Series®–
Global Bond Fund	545,842	6,500,973

		6,500,973

Total Unaffiliated Investments (Cost $285,867,470)		288,024,069

TOTAL VALUE OF SECURITIES–100.05% (Cost $653,447,270)	655,107,326
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(334,932)

NET ASSETS APPLICABLE TO 65,885,695 SHARES OUTSTANDING–100.00%	$654,772,394

²	Class R-6 shares.
*	Standard Class shares.
✢	Class 1 shares.

See accompanying notes.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$367,083,257
Unaffiliated Investment Companies	288,024,069

Total Investments	$655,107,326

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non- LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
American Funds® - Short-Term Bond Fund of America*	$197,143,084	$139,755,375	$9,784,785	$(50,901)	$645,659	$327,708,432	$2,636,159	$—
American Funds Insurance Series® - Mortgage Bond Fund**	28,954,664	—	—	—	—	—	—	—
LVIP Government Money Market Fund	11,615,760	28,671,467	912,402	—	—	39,374,825	61,548	1,059

Total	$237,713,508	$168,426,842	$10,697,187	$(50,901)	$645,659	$367,083,257	$2,697,707	$1,059

* Issuer considered an unaffiliated investment of the Fund at December 31, 2016.

** Issuer considered an unaffiliated investment of the Fund at September 30, 2017.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunities Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.06%
Building Products–3.89%
†Caesarstone	61,447	$1,831,120
†Masonite International	131,000	9,065,200
†Trex	132,500	11,934,275

		22,830,595

Capital Markets–8.93%
Cohen & Steers	191,000	7,542,590
FactSet Research Systems	50,900	9,167,599
Financial Engines	215,000	7,471,250
Moelis & Co. Class A	151,000	6,500,550
Morningstar	84,000	7,139,160
MSCI Class A	125,000	14,612,500

		52,433,649

Diversified Consumer Services–2.42%
†Bright Horizons Family Solutions	165,000	14,224,650

		14,224,650

Diversified Telecommunication Services–0.91%
†Iridium Communications	519,673	5,352,632

		5,352,632

Electronic Equipment, Instruments & Components–0.80%
Littelfuse	23,870	4,675,656

		4,675,656

Equity Real Estate Investment Trusts–7.49%
Alexander’s	11,100	4,707,399
Alexandria Real Estate Equities	57,000	6,781,290
American Assets Trust	63,027	2,506,584
Douglas Emmett	330,000	13,008,600
Gaming and Leisure Properties	460,000	16,969,400

		43,973,273

Food & Staples Retailing–1.19%
†Performance Food Group	247,000	6,977,750

		6,977,750

Food Products–1.10%
†TreeHouse Foods	95,700	6,481,761

		6,481,761

Health Care Equipment & Supplies–5.57%
†Glaukos	89,576	2,956,008
†IDEXX Laboratories	129,000	20,058,210
†Neogen	32,550	2,521,323
West Pharmaceutical Services	74,000	7,123,240

		32,658,781

Health Care Technology–0.64%
†Inovalon Holdings Class A	220,000	3,751,000

		3,751,000

Hotels, Restaurants & Leisure–21.17%
Boyd Gaming	172,500	4,493,625

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International	310,000	$19,809,000
Marriott Vacations Worldwide	197,500	24,594,675
†Penn National Gaming	363,500	8,502,265
†Pinnacle Entertainment	308,419	6,572,409
Red Rock Resorts Class A	305,000	7,063,800
Vail Resorts	233,300	53,220,396

		124,256,170

Household Products–1.14%
Church & Dwight	138,000	6,686,100

		6,686,100

Insurance–7.18%
†Arch Capital Group	230,000	22,655,000
Kinsale Capital Group	94,965	4,099,639
Primerica	188,512	15,373,154

		42,127,793

Internet Software & Services–7.37%
†2U	72,976	4,089,575
†Benefitfocus	189,112	6,363,619
†Cision	450,000	5,859,000
†CoStar Group	87,000	23,337,750
†Wix.com	50,000	3,592,500

		43,242,444

IT Services–5.78%
†Gartner	173,600	21,597,576
MAXIMUS	191,500	12,351,750

		33,949,326

Life Sciences Tools & Services–2.63%
Bio-Techne	48,500	5,863,165
†Mettler-Toledo International	15,300	9,580,248

		15,443,413

Machinery–1.43%
†Middleby	65,500	8,395,135

		8,395,135

Media–1.22%
Manchester United Class A	396,063	7,129,134

		7,129,134

Multiline Retail–0.08%
†Ollie’s Bargain Outlet Holdings	9,632	446,925

		446,925

Software–7.57%
†ANSYS	126,000	15,463,980
†Guidewire Software	95,000	7,396,700
Pegasystems	110,000	6,341,500
SS&C Technologies Holdings	379,000	15,216,850

		44,419,030

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–0.51%
Camping World Holdings Class A	25,500	$1,038,870
Dick’s Sporting Goods	73,000	1,971,730

		3,010,600

Textiles, Apparel & Luxury Goods–1.43%
†Under Armour Class A	274,000	4,515,520
†Under Armour Class C	256,151	3,847,388

		8,362,908

Thrift & Mortgage Finance–0.34%
†Essent Group	49,500	2,004,750

		2,004,750

Trading Companies & Distributors–1.27%
Air Lease	175,000	7,458,500

		7,458,500

Total Common Stock (Cost $209,427,725)		540,291,975

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.18%
Iridium Communications 6.75% exercise price $7.47	2,926	$1,056,286

Total Convertible Preferred Stock (Cost $731,500)		1,056,286

MASTER LIMITED PARTNERSHIPS–1.89%
Carlyle Group	270,000	6,372,000
Oaktree Capital Group	100,000	4,705,000

Total Master Limited Partnerships (Cost $8,797,705)		11,077,000

MONEY MARKET FUND–6.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	35,525,436	35,525,436

Total Money Market Fund (Cost $35,525,436)		35,525,436

TOTAL VALUE OF SECURITIES–100.18% (Cost $254,482,366)	587,950,697
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(1,032,583)

NET ASSETS APPLICABLE TO 12,568,476 SHARES OUTSTANDING–100.00%	$586,918,114

† Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	GBP	(4,952)	USD	6,614	10/2/17	$(22)
BNYM	GBP	(54,135)	USD	72,306	10/3/17	(245)

Total Foreign Currency Exchange Contracts						$(267)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BNYM–Bank of New York Mellon

GBP–British Pound Sterling

IT–Information Technology

USD–United States Dollar

See accompanying notes.

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$540,291,975	$—	$540,291,975
Convertible Preferred Stock	1,056,286	—	1,056,286
Master Limited Partnerships	11,077,000	—	11,077,000
Money Market Fund	35,525,436	—	35,525,436

Total Investments	$587,950,697	$—	$587,950,697

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(267)	$(267)

There were no Level 3 investments at the beginning or end of the period.

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.00%
Aerospace & Defense–2.97%
Lockheed Martin	74,394	$23,083,714
Northrop Grumman	48,470	13,945,788

		37,029,502

Air Freight & Logistics–0.28%
United Parcel Service Class B	29,535	3,546,858

		3,546,858

Automobiles–0.07%
Ford Motor	68,441	819,239

		819,239

Banks–13.11%
Bank of America	1,273,410	32,268,209
Bank of Hawaii	33,061	2,755,965
BB&T	34,457	1,617,412
Citigroup	457,650	33,289,461
FNB	44,078	618,414
JPMorgan Chase & Co.	378,100	36,112,331
KeyCorp	264,990	4,987,112
PacWest Bancorp	49,820	2,516,408
People’s United Financial	51,432	932,976
SunTrust Banks	149,175	8,916,190
Trustmark	39,883	1,320,925
United Bankshares	42,290	1,571,074
US Bancorp	237,370	12,720,658
Valley National Bancorp	51,326	618,478
Wells Fargo & Co.	425,330	23,456,950

		163,702,563

Beverages–1.55%
Coca-Cola	145,331	6,541,348
Diageo	273,728	8,997,494
Dr Pepper Snapple Group	42,930	3,798,017

		19,336,859

Capital Markets–3.85%
CME Group	66,659	9,044,293
Federated Investors Class B	51,749	1,536,945
Goldman Sachs Group	48,350	11,468,137
Invesco	119,624	4,191,625
Lazard Class A	88,867	4,018,566
Morgan Stanley	319,110	15,371,529
Waddell & Reed Financial Class A	121,676	2,442,037

		48,073,132

Chemicals–2.26%
CF Industries Holdings	56,569	1,988,966
DowDuPont	311,090	21,536,761
Huntsman	31,493	863,538
Olin	34,988	1,198,339
Praxair	18,680	2,610,343

		28,197,947

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.34%
Pitney Bowes	79,583	$1,114,958
RR Donnelley & Sons	53,415	550,175
Waste Management	32,834	2,569,917

		4,235,050

Communications Equipment–0.52%
Motorola Solutions	75,940	6,445,028

		6,445,028

Construction Materials–0.34%
CRH	112,450	4,274,877

		4,274,877

Containers & Packaging–1.26%
International Paper	121,737	6,917,096
Packaging Corp. of America	37,793	4,334,101
Sonoco Products	39,023	1,968,710
WestRock	43,487	2,467,018

		15,686,925

Distributors–0.31%
Genuine Parts	40,414	3,865,599

		3,865,599

Diversified Consumer Services–0.11%
H&R Block	51,785	1,371,267

		1,371,267

Diversified Telecommunication Services–1.57%
AT&T	65,425	2,562,697
BCE	55,370	2,592,977
CenturyLink	134,163	2,535,681
Verizon Communications	239,860	11,870,671

		19,562,026

Electric Utilities–6.36%
Alliant Energy	45,762	1,902,326
American Electric Power	50,507	3,547,612
Edison International	38,730	2,988,794
Entergy	66,205	5,055,414
Eversource Energy	46,056	2,783,625
Exelon	177,096	6,671,206
FirstEnergy	310,703	9,578,973
Great Plains Energy	54,229	1,643,139
IDACORP	38,224	3,361,036
NextEra Energy	133,033	19,495,986
OGE Energy	46,480	1,674,674
PG&E	182,161	12,403,342
Pinnacle West Capital	45,133	3,816,446
PPL	60,712	2,304,020
Xcel Energy	46,638	2,206,910

		79,433,503

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.51%
Eaton	46,586	$3,577,339
Emerson Electric	44,774	2,813,598

		6,390,937

Electronic Equipment, Instruments & Components–0.14%
CDW	26,415	1,743,390

		1,743,390

Energy Equipment & Services–0.54%
Halliburton	79,250	3,647,878
Helmerich & Payne	58,725	3,060,160

		6,708,038

Food & Staples Retailing–0.61%
Kroger	283,900	5,695,034
Sysco	35,170	1,897,422

		7,592,456

Food Products–0.61%
General Mills	84,665	4,382,260
Kellogg	52,070	3,247,606

		7,629,866

Gas Utilities–0.13%
New Jersey Resources	37,608	1,585,177

		1,585,177

Health Care Equipment & Supplies–2.16%
Becton Dickinson & Co.	29,700	5,819,715
Koninklijke Philips	376,110	15,527,238
Medtronic	26,700	2,076,459
Smith & Nephew	196,905	3,556,734

		26,980,146

Health Care Providers & Services–4.88%
Aetna	115,123	18,305,708
Anthem	106,180	20,161,458
Cardinal Health	23,630	1,581,320
McKesson	45,590	7,003,080
Quest Diagnostics	53,000	4,962,920
UnitedHealth Group	45,740	8,958,179

		60,972,665

Hotels, Restaurants & Leisure–0.78%
Darden Restaurants	41,543	3,272,758
McDonald’s	40,929	6,412,756

		9,685,514

Household Durables–0.70%
Garmin	54,710	2,952,699
Leggett & Platt	38,929	1,858,081
Tupperware Brands	62,603	3,870,117

		8,680,897

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–1.06%
Kimberly-Clark	40,875	$4,810,170
Procter & Gamble	93,230	8,482,065

		13,292,235

Industrial Conglomerates–2.94%
3M	29,840	6,263,416
General Electric	765,110	18,500,360
Honeywell International	84,480	11,974,195

		36,737,971

Insurance–5.10%
American International Group	257,940	15,834,937
Arthur J. Gallagher & Co.	38,737	2,384,262
†Brighthouse Financial	20,145	1,224,816
Cincinnati Financial	38,535	2,950,625
Marsh & McLennan	84,850	7,111,279
Mercury General	59,459	3,370,731
MetLife	267,692	13,906,599
Old Republic International	51,677	1,017,520
Prudential Financial	73,127	7,774,863
Travelers	65,870	8,070,392

		63,646,024

Leisure Products–0.40%
Mattel	323,658	5,010,226

		5,010,226

Machinery–0.95%
Caterpillar	46,063	5,744,517
PACCAR	32,315	2,337,667
Pentair	56,080	3,811,197

		11,893,381

Media–1.95%
Cinemark Holdings	38,592	1,397,416
Comcast Class A	367,330	14,134,858
Meredith	45,156	2,506,158
Publicis Groupe	90,560	6,324,572

		24,363,004

Metals & Mining–0.06%
Commercial Metals	36,737	699,105

		699,105

Multiline Retail–1.02%
Dollar General	52,530	4,257,557
Kohl’s	75,721	3,456,664
Macy’s	66,311	1,446,906
Target	60,820	3,588,988

		12,750,115

Multi-Utilities–3.56%
Avista	51,855	2,684,533
Black Hills	38,959	2,683,106

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
CenterPoint Energy	54,369	$1,588,118
CMS Energy	42,464	1,966,932
Dominion Energy	56,046	4,311,619
DTE Energy	45,961	4,934,373
NiSource	42,398	1,084,965
NorthWestern	51,327	2,922,559
Public Service Enterprise Group	257,874	11,926,673
SCANA	50,250	2,436,623
Sempra Energy	42,302	4,827,927
WEC Energy Group	49,677	3,118,722

		44,486,150

Oil, Gas & Consumable Fuels–9.48%
Chevron	189,883	22,311,253
ConocoPhillips	32,192	1,611,210
Enbridge	84,950	3,554,308
Hess	186,234	8,732,512
HollyFrontier	67,538	2,429,342
Marathon Oil	462,860	6,276,382
Marathon Petroleum	124,510	6,982,521
Occidental Petroleum	234,792	15,075,994
ONEOK	62,625	3,470,051
Royal Dutch Shell ADR Class A	199,890	12,109,336
Suncor Energy	507,540	17,779,126
TOTAL ADR	253,596	13,572,458
Valero Energy	58,382	4,491,327

		118,395,820

Paper & Forest Products–0.21%
Domtar	60,978	2,645,835

		2,645,835

Personal Products–0.92%
Nu Skin Enterprises Class A	39,908	2,453,544
Unilever (New York Shares)	153,600	9,068,544

		11,522,088

Pharmaceuticals–6.24%
AstraZeneca	252,941	16,794,524
Eli Lilly & Co.	34,770	2,974,226
Johnson & Johnson	36,660	4,766,167
Merck & Co.	310,617	19,888,807
Pfizer	937,580	33,471,606

		77,895,330

Professional Services–0.92%
Equifax	11,020	1,168,010
Experian	215,680	4,332,278
Nielsen Holdings	144,580	5,992,841

		11,493,129

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.40%
Union Pacific	42,772	$4,960,269

		4,960,269

Semiconductors & Semiconductor Equipment–1.54%
Intel	40,709	1,550,199
QUALCOMM	150,800	7,817,472
Taiwan Semiconductor Manufacturing ADR	264,300	9,924,465

		19,292,136

Software–3.72%
Constellation Software	5,920	3,229,798
Microsoft	230,600	17,177,394
Oracle	539,210	26,070,804

		46,477,996

Specialty Retail–0.58%
L Brands	65,749	2,735,816
Lowe’s	56,200	4,492,628

		7,228,444

Technology Hardware, Storage & Peripherals–1.32%
Lenovo Group	5,880,000	3,244,252
Samsung Electronics GDR	9,555	10,816,260
Seagate Technology	73,033	2,422,505

		16,483,017

Thrift & Mortgage Finance–0.07%
New York Community Bancorp	66,316	854,813

		854,813

Tobacco–1.25%
Altria Group	98,479	6,245,538
Philip Morris International	83,924	9,316,403

		15,561,941

Wireless Telecommunication Services–0.35%
SK Telecom ADR	180,240	4,432,102

		4,432,102

Total Common Stock (Cost $877,781,622)		1,123,670,592

MONEY MARKET FUND–9.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	121,495,341	121,495,341

Total Money Market Fund (Cost $121,495,341)		121,495,341

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.73% (Cost $999,276,963)	$1,245,165,933
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	3,363,439

NET ASSETS APPLICABLE TO 62,074,520 SHARES OUTSTANDING–100.00%	$1,248,529,372

†	Non-income producing.

«	Includes $981,205 cash collateral due to broker and $610,145 foreign currency collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
22	British Pound	$1,825,499	$1,847,862	12/19/17	$22,363	$—
20	Euro	2,986,226	2,966,125	12/19/17	—	(20,101)
19	Japanese Yen	2,163,681	2,118,500	12/19/17	—	(45,181)

					22,363	(65,282)

Equity Contracts:
9	Dow Jones U.S. Real Estate Index	288,566	284,580	12/18/17	—	(3,986)
526	E-mini S&P 500 Index	64,863,493	66,173,430	12/18/17	1,309,937	—
42	E-mini S&P MidCap 400 Index	7,246,532	7,541,940	12/18/17	295,408	—
74	Euro STOXX 50 Index	3,031,349	3,127,591	12/18/17	96,242	—
19	FTSE 100 Index	1,871,479	1,866,091	12/18/17	—	(5,388)
12	Nikkei 225 Index (OSE)	2,067,729	2,171,251	12/8/17	103,522	—

					1,805,109	(9,374)

Total Futures Contracts					$1,827,472	$(74,656)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$1,123,670,592
Money Market Fund	121,495,341

Total Investments	$1,245,165,933

Derivatives:
Assets:
Futures Contracts	$1,827,472

Liabilities:
Futures Contracts	$(74,656)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–97.07%
INVESTMENT COMPANY–97.07%
Global Multi-Asset Fund–97.07%
*BlackRock Global Allocation V.I. Fund	57,351,199	$984,146,573

		984,146,573

Total Affiliated Investment (Cost $958,902,416)		984,146,573

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–3.01%
INVESTMENT COMPANY–3.01%
Money Market Fund–3.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	30,484,790	$30,484,790

		30,484,790

Total Unaffiliated Investment (Cost $30,484,790)		30,484,790

TOTAL VALUE OF SECURITIES–100.08% (Cost $989,387,206)	1,014,631,363
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(799,024)

NET ASSETS APPLICABLE TO 96,774,364 SHARES OUTSTANDING–100.00%	$1,013,832,339

* Class I shares.

See accompanying notes.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds stucture and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund Values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$984,146,573
Unaffiliated Investment Company	30,484,790

Total Investments	$1,014,631,363

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	$950,225,202	$32,282,440	$95,335,941	$(9,192,031)	$106,166,903	$984,146,573	$3,473,346	$—

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.07%
Equity Funds–49.91%
iShares Core S&P 500 ETF	178,644	$45,184,427
iShares Core S&P Mid-Cap ETF	57,800	10,340,420
iShares Edge MSCI Min Vol USA ETF	764,334	38,476,574
iShares Russell 2000 ETF	71,360	10,574,125

		104,575,546

Fixed Income Funds–28.38%
iShares Core U.S. Aggregate Bond ETF	273,456	29,968,043
iShares Core U.S. Credit Bond ETF	83,559	9,377,826
iShares Core U.S. Treasury Bond ETF	398,961	10,069,776
iShares MBS ETF	93,908	10,057,547

		59,473,192

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.54%
iShares Edge MSCI Min Vol EAFE ETF	372,834	$26,493,584
iShares Edge MSCI Min Vol Emerging Markets ETF	212,866	12,367,515

		38,861,099

Money Market Fund–3.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	6,784,401	6,784,401

		6,784,401

Total Investment Companies (Cost $197,128,493)		209,694,238

TOTAL VALUE OF SECURITIES–100.07% (Cost $197,128,493)	209,694,238
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(149,251)

NET ASSETS APPLICABLE TO 18,834,464 SHARES OUTSTANDING–100.00%	$209,544,987

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$209,694,238

There were no Level 3 investments at the beginning or end of the period.

During the period of September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

September 30, 2017 (unaudited)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.06%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33		62,574	$63,085
Series 2003-6 1A4 5.50% 5/25/33		109,961	112,745
◆Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33		184,912	185,592
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		99,093	100,283
•PHHMC Trust Series 2007-6 A1 5.879% 12/18/37		43,894	44,871
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		222,093	232,317
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		25,138	25,628

Total Non-Agency Collateralized Mortgage Obligations (Cost $772,238)			764,521

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.33%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30		1,014,000	1,034,215
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36		930,000	951,922
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34		883,000	920,919
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48		798,000	816,987
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	363,264

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,060,675)			4,087,307

ΔSOVEREIGN BONDS–46.22%
Australia–1.65%
Australia Government Bonds
1.00% 11/21/18	AUD	4,875,000	4,118,738
1.25% 2/21/22	AUD	4,450,000	3,975,596
3.00% 9/20/25	AUD	4,615,000	5,014,631

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Australia (continued)
Australia Government Bonds (continued)
4.00% 8/20/20	AUD	4,780,000	$6,919,183

			20,028,148

Canada–1.25%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	3,260,626	3,805,480
4.25% 12/1/21	CAD	7,801,061	7,312,584
4.25% 12/1/26	CAD	3,786,138	4,061,204

			15,179,268

Denmark–0.47%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	32,988,335	5,639,131

			5,639,131

France–11.40%
French Republic Government Bond O.A.T.
0.10% 3/1/21	EUR	8,093,440	10,142,043
0.10% 7/25/21	EUR	4,439,400	5,569,927
0.10% 3/1/25	EUR	10,626,290	13,493,416
0.25% 7/25/18	EUR	38,768,242	46,926,743
0.25% 7/25/24	EUR	5,769,710	7,480,187
1.10% 7/25/22	EUR	1,656,591	2,208,743
1.30% 7/25/19	EUR	1,980,558	2,478,333
1.85% 7/25/27	EUR	12,070,816	17,929,279
2.10% 7/25/23	EUR	12,352,143	17,520,696
2.25% 7/25/20	EUR	11,100,730	14,659,972

			138,409,339

Germany–4.22%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	1,764,515	2,253,518
0.10% 4/15/26	EUR	11,323,534	14,724,732
1.75% 4/15/20	EUR	26,662,817	34,251,244

			51,229,494

Italy–9.54%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 0.10% 5/15/22	EUR	8,563,968	10,271,343
1.25% 10/27/20	EUR	17,264,145	21,515,824
#144A 1.30% 5/15/28	EUR	9,463,700	11,408,402
2.35% 9/15/19	EUR	3,750,493	4,752,243
#144A 2.35% 9/15/24	EUR	20,769,317	27,755,287
2.60% 9/15/23	EUR	17,793,002	24,180,407
#144A 2.70% 3/1/47	EUR	3,520,000	3,723,799
3.10% 9/15/26	EUR	8,617,859	12,221,539

			115,828,844

Japan–6.74%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	1,002,216,600	9,200,531

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 3/10/24	JPY	810,200,300	$7,455,787
0.10% 9/10/24	JPY	3,041,455,500	28,083,290
0.10% 3/10/25	JPY	2,194,492,300	20,272,604
0.10% 3/10/26	JPY	1,436,960,196	13,300,103
0.10% 3/10/27	JPY	372,413,900	3,456,888

			81,769,203

New Zealand–1.15%
New Zealand Government Bonds
2.50% 9/20/35	NZD	5,694,000	4,441,017
2.50% 9/20/40	NZD	1,577,000	1,180,859
3.00% 9/20/30	NZD	9,869,000	8,350,397

			13,972,273

Spain–2.38%
Spain Government Bond
#144A 5.15% 10/31/44	EUR	1,598,000	2,745,302
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	4,278,983	5,352,972
#144A 0.55% 11/30/19	EUR	6,450,963	7,961,330
#144A 1.80% 11/30/24	EUR	9,473,902	12,822,311

			28,881,915

Sweden–1.11%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	20,575,000	2,896,463
1.00% 6/1/25	SEK	31,395,000	4,749,896
4.00% 12/1/20	SEK	30,130,000	5,861,642

			13,508,001

United Kingdom–6.31%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	3,878,198	5,543,415
0.75% 11/22/47	GBP	550,871	1,362,707
1.25% 11/22/17	GBP	38,661,772	52,317,485
2.50% 4/16/20	GBP	3,540,000	17,432,474

			76,656,081

Total Sovereign Bonds (Cost $516,892,869)			561,101,697

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–52.23%
U.S. Treasury Inflation Index Bonds
0.75% 2/15/42	6,185,700	$5,985,909
0.75% 2/15/45	3,295,247	3,147,399
1.375% 2/15/44	5,493,174	6,069,718
1.75% 1/15/28	280,428	314,182
¥2.125% 2/15/41	7,146,479	9,054,798
2.50% 1/15/29	7,762,119	9,378,813
U.S. Treasury Inflation Index Notes
0.125% 4/15/20	14,634,060	14,709,203
0.125% 4/15/21	21,369,046	21,442,711
0.125% 1/15/22	25,454,547	25,547,532
0.125% 4/15/22	76,320,896	76,350,760
0.125% 7/15/22	23,157,327	23,280,747
0.125% 1/15/23	33,536,192	33,469,760
0.125% 7/15/24	28,306,211	28,037,693
0.125% 7/15/26	57,100,957	55,563,611
0.25% 1/15/25	57,493,049	56,956,420
0.375% 7/15/23	24,934,446	25,274,146
0.375% 7/15/25	32,181,112	32,204,855
0.375% 1/15/27	6,049,759	5,980,903
0.375% 7/15/27	28,879,913	28,620,682
¥0.625% 7/15/21	24,678,354	25,369,839
0.625% 1/15/24	29,505,938	30,145,921
0.625% 1/15/26	29,922,159	30,344,744
1.125% 1/15/21	36,530,641	37,990,902
1.25% 7/15/20	17,293,279	18,024,371
2.00% 1/15/26	3,280,631	3,691,901
2.375% 1/15/25	23,457,233	26,812,316
2.375% 1/15/27	248,835	291,087

Total U.S. Treasury Obligations (Cost $627,277,283)		634,060,923

	Number of Shares

MONEY MARKET FUND–1.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	14,054,722	14,054,722

Total Money Market Fund (Cost $14,054,722)		14,054,722

TOTAL VALUE OF SECURITIES–100.00% (Cost $1,163,057,787)	1,214,069,170
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(33,537)

NET ASSETS APPLICABLE TO 120,267,073 SHARES OUTSTANDING–100.00%	$1,214,035,633

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $80,411,817, which represents 6.62% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

«	Includes $833,901 cash collateral due to broker and $772,163 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

○	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	5,490,000	USD	(6,600,204)	10/4/17	$—	$(109,809)
ANZB	NZD	(16,464,239)	USD	11,793,318	10/4/17	—	(97,626)
BAML	GBP	(940,000)	USD	1,212,444	10/4/17	—	(47,370)
BCLY	SEK	(109,042,332)	USD	13,655,278	10/4/17	263,833	—
CITI	AUD	(25,315,225)	USD	20,147,446	10/4/17	291,088	—
DB	EUR	(5,835,000)	USD	6,778,665	10/20/17	—	(125,672)
GSC	CAD	(19,078,276)	USD	15,446,902	10/4/17	156,147	—
HSBC	EUR	1,695,000	USD	(2,029,148)	10/20/17	—	(23,519)
HSBC	GBP	(147,000)	USD	199,695	10/4/17	2,682	—
JPMC	EUR	515,000	USD	(609,937)	11/6/17	10	—
JPMC	GBP	635,000	USD	(852,882)	11/6/17	—	(942)
MSC	EUR	(291,410,000)	USD	346,438,436	10/4/17	1,927,300	—
MSC	GBP	(61,170,000)	USD	79,386,481	10/4/17	—	(2,595,300)
NAB	EUR	(2,340,000)	USD	2,833,716	11/30/17	58,622	—
NAB	GBP	(201,000)	USD	272,262	10/4/17	2,877	—
NT	DKK	(34,044,690)	USD	5,446,185	10/4/17	37,484	—
RBS	NZD	3,024,000	USD	(2,176,947)	10/2/17	7,158	—
RBS	NZD	(3,024,000)	USD	2,175,459	11/6/17	—	(7,090)
UBS	JPY	(9,249,799,000)	USD	84,023,390	10/4/17	1,801,650	—

Total Foreign Currency Exchange Contracts						$4,548,851	$(3,007,328)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(58)	Australia 10 yr Bonds	$(5,814,211)	$(5,779,796)	12/18/17	$34,415	$—
(36)	Canada 10 yr Bond	(3,980,936)	(3,903,667)	12/19/17	77,269	—
(118)	Euro-BTP	(18,979,683)	(18,822,088)	12/8/17	157,595	—
(293)	Euro-Bund	(56,228,493)	(55,757,231)	12/8/17	471,262	—
139	Euro-Buxl 30 yr Bonds	27,308,230	26,821,022	12/8/17	—	(487,208)
63	Euro-O.A.T.	11,622,415	11,551,678	12/8/17	—	(70,737)
(21)	Japan 10 yr Bonds (OSE)	(28,192,511)	(28,059,098)	12/14/17	133,413	—
164	Long Gilt	28,081,111	27,223,869	12/28/17	—	(857,242)
(208)	Short Euro-BTP	(27,698,252)	(27,725,294)	12/8/17	—	(27,042)
53	U.S. Treasury 2 yr Notes	11,451,730	11,432,266	1/1/18	—	(19,464)
(600)	U.S. Treasury 5 yr Notes	(70,867,969)	(70,500,000)	1/2/18	367,969	—
322	U.S. Treasury 10 yr Notes	40,696,795	40,350,625	12/20/17	—	(346,170)
(101)	U.S. Treasury 10 yr Ultra Notes	(13,622,449)	(13,567,141)	12/20/17	55,308	—
(151)	U.S. Treasury Long Bonds	(23,401,372)	(23,074,687)	12/20/17	326,685	—
(166)	U.S. Treasury Ultra Bonds	(27,836,995)	(27,410,750)	12/20/17	426,245	—

Total Futures Contracts					$2,050,161	$(1,807,863)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

ANZB–Australian and New Zealand Banking Group Limited

BAML–Bank of America Merrill Lynch

BAMLL–Bank of America Merrill Lynch Large Loan

BB–Barclays Bank

BCLY–Barclays Bank

BTP–Buoni del Tesoro Poliennali

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

NAB–National Australia Bank

NT–Northern Trust

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SEK–Swedish Krona

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$764,521	$764,521
Non-Agency Commercial Mortgage-Backed Securities	—	4,087,307	4,087,307
Sovereign Bonds	—	561,101,697	561,101,697
U.S. Treasury Obligations	—	634,060,923	634,060,923
Money Market Fund	14,054,722	—	14,054,722

Total Investments	$14,054,722	$1,200,014,448	$1,214,069,170

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4,548,851	$4,548,851

Futures Contracts	$2,050,161	$—	$2,050,161

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,007,328)	$(3,007,328)

Futures Contracts	$(1,807,863)	$—	$(1,807,863)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.69%
Equity Funds–20.95%
Global X MLP ETF	53,901	$554,641
iShares Core Dividend Growth ETF	6,828	221,705
iShares Core High Dividend ETF	6,945	596,923
iShares U.S. Preferred Stock ETF	37,975	1,473,810
iShares U.S. Real Estate ETF	2,740	218,871

		3,065,950

Fixed Income Funds–69.05%
iShares 0-5 Year High Yield Corporate Bond ETF	20,131	962,866
iShares 1-3 Year Credit Bond ETF	27,060	2,850,771
iShares 10+ Year Credit Bond ETF	16,669	1,034,395
iShares CMBS ETF	8,561	441,319
iShares Floating Rate Bond ETF	13,076	666,091
iShares iBoxx $ High Yield Corporate Bond ETF	40,112	3,560,341
iShares Intermediate Credit Bond ETF	5,361	590,568

		10,106,351

International Equity Funds–9.51%
iShares Emerging Markets Dividend ETF	6,827	283,047
iShares Europe ETF	7,949	372,570
iShares International Developed Real Estate ETF	7,465	217,754
iShares International Select Dividend ETF	15,380	519,229

		1,392,600

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–0.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	26,159	$26,159

		26,159

Total Investment Companies (Cost $14,082,340)		14,591,060

	Number of Contracts

OPTIONS PURCHASED–0.01%
Equity Put Options–0.01%
S&P 500 Index strike price $2,300, expiration date 10/31/17, Notional Amount $230,000	1	170
S&P 500 Index strike price $2,350, expiration date 10/31/17, Notional Amount $235,000	1	270
S&P 500 Index strike price $2,375, expiration date 10/31/17, Notional Value $237,500	1	320

Total Options Purchased (Premium paid $10,391)		760

TOTAL VALUE OF SECURITIES–99.70% (Cost $14,092,731)	14,591,820
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	44,639

NET ASSETS APPLICABLE TO 1,488,111 SHARES OUTSTANDING–100.00%	$14,636,459

«	Includes $2,955 cash collateral held at broker and $7,845 foreign currencies collateral due to broker for futures contracts as of September 30, 2017.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Currency Contracts:
(3) Euro	$(449,956)	$(444,919)	12/19/17	$5,037

Equity Contracts:
1 Nikkei 225 Index (OSE)	172,706	180,938	12/8/17	8,232

Interest Rate Contracts:
(7) U.S. Treasury 2 yr Notes	(1,514,582)	(1,509,922)	1/1/18	4,660
(6) U.S. Treasury 5 yr Notes	(711,373)	(705,000)	1/2/18	6,373
(1) U.S. Treasury 10 yr Notes	(127,120)	(125,312)	12/20/17	1,808
(2) U.S. Treasury Long Bonds	(312,854)	(305,625)	12/20/17	7,229
(2) U.S. Treasury Ultra Bonds	(338,994)	(330,250)	12/20/17	8,744

				28,814

Total Futures Contracts				$42,083

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

JPMC–JPMorgan Chase Bank

MLP–Master Limited Partnership

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$14,591,060
Options Purchased	760

Total Investments	$14,591,820

Derivatives:
Assets:
Futures Contracts	$42,083

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–50.48%
U.S. MARKETS–26.27%
Aerospace & Defense–0.66%
Boeing	2,273	$577,819
Curtiss-Wright	76	7,945
Lockheed Martin	144	44,682

		630,446

Air Freight & Logistics–0.16%
FedEx	685	154,522

		154,522

Auto Components–0.28%
Lear	1,483	256,678
Tenneco	156	9,465

		266,143

Banks–0.53%
Bank of America	4,023	101,943
Bank of Hawaii	113	9,420
Citizens Financial Group	8,103	306,861
First Horizon National	564	10,801
JPMorgan Chase & Co.	500	47,755
SunTrust Banks	473	28,271

		505,051

Beverages–0.27%
Coca-Cola	376	16,924
Dr Pepper Snapple Group	2,744	242,762

		259,686

Biotechnology–0.86%
AbbVie	1,826	162,258
†Alexion Pharmaceuticals	252	35,353
†Alkermes	170	8,643
Amgen	839	156,432
†Biogen	246	77,028
†BioMarin Pharmaceutical	192	17,869
†Celgene	869	126,718
Gilead Sciences	1,480	119,910
†Incyte	190	22,181
†Regeneron Pharmaceuticals	87	38,899
†Seattle Genetics	111	6,040
†United Therapeutics	49	5,742
†Vertex Pharmaceuticals	278	42,267

		819,340

Building Products–0.28%
Fortune Brands Home & Security	1,586	106,627
Masco	3,645	142,191
Owens Corning	170	13,149

		261,967

Capital Markets–1.31%
Ameriprise Financial	1,819	270,140
Charles Schwab	944	41,291

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets (continued)
CME Group	3,445	$467,418
Evercore Class A	250	20,063
Intercontinental Exchange	353	24,251
Legg Mason	171	6,722
S&P Global	1,718	268,541
SEI Investments	964	58,862
TD Ameritrade Holding	1,715	83,692

		1,240,980

Chemicals–0.52%
Air Products & Chemicals	1,132	171,181
Cabot	120	6,696
Eastman Chemical	267	24,161
LyondellBasell Industries Class A	2,874	284,670
Praxair	86	12,018

		498,726

Commercial Services & Supplies–0.19%
Brink’s	163	13,733
KAR Auction Services	278	13,272
Republic Services	459	30,322
Waste Management	1,596	124,919

		182,246

Communications Equipment–0.43%
Cisco Systems	11,841	398,213
InterDigital	145	10,694

		408,907

Construction & Engineering–0.01%
EMCOR Group	107	7,424

		7,424

Consumer Finance–0.03%
Discover Financial Services	431	27,791

		27,791

Diversified Financial Services–0.05%
Voya Financial	1,146	45,714

		45,714

Electric Utilities–0.04%
Westar Energy	792	39,283

		39,283

Electrical Equipment–0.11%
Emerson Electric	965	60,641
Rockwell Automation	234	41,701

		102,342

Electronic Equipment, Instruments & Components–0.15%
†Flex	5,076	84,109
†Sanmina	329	12,222

LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity	548	$45,517

		141,848

Equity Real Estate Investment Trusts–0.30%
DCT Industrial Trust	524	30,350
First Industrial Realty Trust	368	11,073
Host Hotels & Resorts	2,743	50,718
Park Hotels & Resorts	859	23,674
RLJ Lodging Trust	1,815	39,930
Simon Property Group	512	82,437
Weingarten Realty Investors	1,478	46,912

		285,094

Food & Staples Retailing–1.17%
Costco Wholesale	2,920	479,727
CVS Health	987	80,263
Walgreens Boots Alliance	202	15,598
Wal-Mart Stores	6,820	532,915

		1,108,503

Food Products–0.93%
Archer-Daniels-Midland	6,800	289,068
Hershey	688	75,109
Ingredion	1,974	238,143
McCormick & Co.	1,977	202,919
†Pilgrim’s Pride	2,028	57,615
Pinnacle Foods	353	20,181

		883,035

Health Care Equipment & Supplies–0.52%
Baxter International	3,036	190,509
Danaher	904	77,545
†Edwards Lifesciences	130	14,210
†IDEXX Laboratories	990	153,935
†Masimo	718	62,150

		498,349

Health Care Providers & Services–1.29%
AmerisourceBergen	1,280	105,920
†Express Scripts Holding	2,183	138,228
Humana	1,213	295,523
McKesson	515	79,109
Quest Diagnostics	582	54,498
UnitedHealth Group	2,387	467,494
†WellCare Health Plans	471	80,890

		1,221,662

Hotels, Restaurants & Leisure–0.97%
Carnival	4,051	261,573
Extended Stay America	930	18,600
McDonald’s	3,641	570,472
Royal Caribbean Cruises	85	10,076

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	1,203	$64,613

		925,334

Household Products–0.31%
Clorox	628	82,839
Kimberly-Clark	162	19,064
Procter & Gamble	2,132	193,969

		295,872

Industrial Conglomerates–0.17%
3M	430	90,257
Carlisle	554	55,561
Honeywell International	139	19,702

		165,520

Insurance–0.67%
Aflac	140	11,395
CNA Financial	4,768	239,592
Marsh & McLennan	185	15,505
Principal Financial Group	1,749	112,531
Prudential Financial	2,290	243,473
Reinsurance Group of America	73	10,186

		632,682

Internet & Direct Marketing Retail–0.31%
†Amazon.com	303	291,289

		291,289

Internet Software & Services–1.28%
†Alphabet Class A	400	389,488
†Alphabet Class C	384	368,298
†eBay	386	14,846
†Facebook Class A	853	145,752
LogMeIn	229	25,201
†VeriSign	2,521	268,209

		1,211,794

IT Services–1.31%
Accenture Class A	2,063	278,649
Amdocs	388	24,956
Automatic Data Processing	111	12,135
Booz Allen Hamilton Holding	2,022	75,603
†Euronet Worldwide	103	9,763
Genpact	437	12,564
Jack Henry & Associates	172	17,680
Mastercard Class A	4,141	584,709
Visa Class A	2,140	225,214

		1,241,273

Leisure Products–0.30%
Hasbro	2,944	287,540

		287,540

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services–0.28%
Agilent Technologies	2,008	$128,914
†Charles River Laboratories International	107	11,558
†Mettler-Toledo International	186	116,466
†PRA Health Sciences	93	7,084
†Waters	31	5,565

		269,587

Machinery–1.04%
Illinois Tool Works	3,105	459,416
Ingersoll-Rand	2,062	183,869
Oshkosh	272	22,451
PACCAR	2,516	182,007
Parker-Hannifin	503	88,035
Stanley Black & Decker	313	47,254
Toro	34	2,110

		985,142

Media–0.86%
CBS Class B	2,962	171,796
†=Century Communications	5,000	0
Comcast Class A	11,356	436,979
Interpublic Group	5,577	115,946
Time Warner	903	92,512

		817,233

Metals & Mining–0.05%
Newmont Mining	1,168	43,812

		43,812

Multiline Retail–0.35%
Big Lots	448	23,999
Kohl’s	441	20,132
Target	4,838	285,490

		329,621

Multi-Utilities–0.17%
Ameren	439	25,392
CenterPoint Energy	3,076	89,850
CMS Energy	1,041	48,219

		163,461

Oil, Gas & Consumable Fuels–0.45%
ConocoPhillips	250	12,513
Exxon Mobil	1,071	87,801
Marathon Petroleum	441	24,731
†Rice Energy	2,741	79,325
Valero Energy	2,960	227,713

		432,083

Personal Products–0.10%
Estee Lauder Class A	871	93,929

		93,929

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals–0.72%
Johnson & Johnson	3,993	$519,130
Merck & Co.	1,732	110,900
Zoetis	868	55,344

		685,374

Professional Services–0.27%
ManpowerGroup	2,162	254,727
†WageWorks	93	5,645

		260,372

Road & Rail–0.73%
Landstar System	203	20,229
Norfolk Southern	884	116,900
Ryder System	209	17,671
Union Pacific	4,619	535,665

		690,465

Semiconductors & Semiconductor Equipment–0.98%
Applied Materials	201	10,470
Intel	5,199	197,978
KLA-Tencor	895	94,870
Maxim Integrated Products	1,831	87,357
Texas Instruments	6,079	544,922

		935,597

Software–2.03%
†Adobe Systems	3,218	480,061
†Aspen Technology	244	15,326
†Dell Technologies Class V	931	71,882
Intuit	2,478	352,223
†Manhattan Associates	218	9,062
Microsoft	9,822	731,641
Oracle	1,350	65,273
†Paycom Software	183	13,718
†Take-Two Interactive Software	244	24,944
†VMware Class A	1,373	149,918
†Zynga Class A	2,953	11,162

		1,925,210

Specialty Retail–1.46%
Best Buy	2,398	136,590
†Burlington Stores	134	12,792
Home Depot	1,767	289,011
Lowe’s	4,368	349,178
Ross Stores	2,506	161,812
TJX	6,000	442,380

		1,391,763

Technology Hardware, Storage & Peripherals–1.06%
Apple	4,424	681,827
HP	9,914	197,883
†NCR	273	10,243

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp	2,673	$116,970

		1,006,923

Textiles, Apparel & Luxury Goods–0.10%
Carter’s	186	18,367
Ralph Lauren	911	80,432

		98,799

Tobacco–0.13%
Altria Group	1,975	125,255

		125,255

Water Utilities–0.07%
American Water Works	849	68,693

		68,693

Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,064

		9,064

Total U.S. Markets (Cost $21,330,448)		24,972,746

§DEVELOPED MARKETS–18.92%
Aerospace & Defense–0.13%
QinetiQ Group	26,116	86,404
Thales	343	38,828

		125,232

Air Freight & Logistics–0.04%
bpost	1,252	37,215

		37,215

Airlines–0.33%
Deutsche Lufthansa	388	10,781
Qantas Airways	66,176	302,626

		313,407

Auto Components–0.09%
Brembo	455	7,701
Cie Plastic Omnium	644	27,550
Faurecia	647	44,910
†Xinyi Glass Holdings	6,000	5,930

		86,091

Automobiles–0.59%
Geely Automobile Holdings	60,000	168,979
Nissan Motor	13,700	135,691
Peugeot	9,929	236,462
Renault	173	16,993

		558,125

Banks–3.18%
†Banco Comercial Portugues Class R	31,512	9,136
Bank Hapoalim	2,543	17,791

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
Bank of Nova Scotia	7,913	$508,614
BNP Paribas	2,551	205,776
BOC Hong Kong Holdings	3,500	17,004
Canadian Imperial Bank of Commerce	3,864	338,075
Chiba Bank	1,000	7,154
Dah Sing Banking Group	2,000	4,393
Danske Bank	193	7,718
Finecobank Banca Fineco	2,341	20,751
First International Bank of Israel	562	10,492
Gunma Bank	1,200	7,422
Hokuhoku Financial Group	300	4,826
HSBC Holdings	8,467	83,630
ING Groep	6,636	122,352
Lloyds Banking Group	8,282	7,517
Mediobanca	7,041	75,562
National Australia Bank	2,799	69,159
National Bank of Canada	218	10,492
†Raiffeisen Bank International	365	12,232
Resona Holdings	35,400	181,837
Royal Bank of Canada	4,399	340,356
Senshu Ikeda Holdings	13,300	51,179
Sumitomo Mitsui Financial Group	11,800	453,019
Sumitomo Mitsui Trust Holdings	2,100	75,788
Toronto-Dominion Bank	5,910	332,741
Westpac Banking	1,833	45,895

		3,020,911

Beverages–0.22%
Coca-Cola Bottlers Japan Class C	300	9,731
Coca-Cola European Partners	244	10,155
Diageo	4,823	158,533
Fevertree Drinks	300	8,792
Kirin Holdings	500	11,766
Treasury Wine Estates	1,047	11,243

		210,220

Biotechnology–0.13%
CSL	512	53,800
†Genmab	49	10,818
Grifols	280	8,157
Shire	988	50,150

		122,925

Building Products–0.09%
Cie de Saint-Gobain	1,500	89,387

		89,387

Capital Markets–0.22%
#Anima Holding 144A	723	5,836
Banca Generali	104	3,608
BT Investment Management	1,212	10,505
#Euronext 144A	390	23,734

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Capital Markets (continued)
Hong Kong Exchanges & Clearing	700	$18,818
Jupiter Fund Management	770	5,696
Macquarie Group	1,196	85,296
Magellan Financial Group	347	6,685
Partners Group Holding	67	45,458

		205,636

Chemicals–1.25%
#Covestro 144A	1,857	159,671
DIC	100	3,621
Evonik Industries	3,502	125,081
Koninklijke DSM	5,735	469,458
Lenzing	26	3,771
Lintec	200	5,421
Mitsubishi Chemical Holdings	25,900	246,743
Nippon Shokubai	100	7,065
Sika	3	22,321
Sumitomo Chemical	13,000	81,218
Teijin	300	5,913
Tosoh	500	11,269
Ube Industries	400	11,553
Wacker Chemie	130	18,637
Zeon	1,000	12,966

		1,184,708

Commercial Services & Supplies–0.14%
IWG	1,424	5,906
Rentokil Initial	4,078	16,426
Secom	1,300	94,758
Toppan Printing	2,000	19,836

		136,926

Construction & Engineering–0.46%
CIMIC Group	664	23,026
HOCHTIEF	2,226	375,562
Maeda	1,000	12,220
NCC Class B	537	12,738
Nishimatsu Construction	200	5,776
Penta-Ocean Construction	1,100	6,941

		436,263

Construction Materials–0.02%
CSR	2,703	10,029
Wienerberger	344	8,412

		18,441

Consumer Finance–0.08%
Hitachi Capital	3,400	80,796

		80,796

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Containers & Packaging–0.01%
DS Smith	2,020	$13,342

		13,342

Distributors–0.01%
Inchcape	1,014	11,726

		11,726

Diversified Financial Services–0.06%
ORIX	3,700	59,664

		59,664

Diversified Telecommunication Services–1.17%
Deutsche Telekom	21,226	395,998
Koninklijke KPN	13,250	45,493
Nippon Telegraph & Telephone	6,600	302,477
Proximus SADP	605	20,847
Telefonica	565	6,138
Telenor	9,109	192,599
Telstra	53,511	146,489

		1,110,041

Electric Utilities–0.09%
Chubu Electric Power	4,200	52,143
CLP Holdings	3,000	30,743

		82,886

Electrical Equipment–0.01%
Nexans	136	8,064

		8,064

Electronic Equipment, Instruments & Components–0.17%
†Celestica	554	6,855
Electrocomponents	1,124	9,353
Hitachi	17,000	119,789
Japan Aviation Electronics Industry	1,000	15,632
Venture	700	9,103

		160,732

Energy Equipment & Services–0.11%
Subsea 7	6,420	105,354

		105,354

Equity Real Estate Investment Trusts–0.01%
Stockland	3,455	11,653

		11,653

Food & Staples Retailing–0.32%
Axfood	524	8,988
Jeronimo Martins	5,040	99,419
Sundrug	300	12,424
Wesfarmers	1,943	62,991
Woolworths	6,200	122,603

		306,425

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products–0.14%
Leroy Seafood Group	2,050	$13,114
Maple Leaf Foods	282	7,686
†Marine Harvest	3,303	65,318
Nestle	132	11,055
NH Foods	1,000	27,505
Suedzucker	521	11,192

		135,870

Gas Utilities–0.16%
Tokyo Gas	6,200	151,963

		151,963

Health Care Equipment & Supplies–0.07%
Cochlear	502	62,692

		62,692

Health Care Providers & Services–0.02%
Miraca Holdings	500	23,239

		23,239

Hotels, Restaurants & Leisure–0.28%
Aristocrat Leisure	9,527	156,933
Autogrill	441	5,733
Carnival	1,305	82,941
Kindred Group SDR	778	8,950
Melia Hotels International	465	6,721
Skylark	500	7,389

		268,667

Household Durables–0.19%
Electrolux Class B	3,677	124,871
Fujitsu General	500	10,113
Haseko	800	10,664
Iida Group Holdings	200	3,565
JM	221	6,943
Sekisui Chemical	500	9,838
Sekisui House	400	6,742
Skyworth Digital Holdings	6,000	3,065
Sumitomo Forestry	400	6,256

		182,057

Household Products–0.11%
Lion	500	9,127
Pigeon	300	10,251
Reckitt Benckiser Group	911	83,169

		102,547

Independent Power & Renewable Electricity Producers–0.02%
China Power International Development	8,000	2,632
Uniper	765	20,976

		23,608

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.09%
DCC	540	$52,425
Rheinmetall	333	37,531

		89,956

Insurance–1.19%
AIA Group	5,800	42,767
Allianz	713	160,070
ASR Nederland	1,057	42,281
Assicurazioni Generali	7,045	131,225
AXA	3,539	107,036
Direct Line Insurance Group	1,530	7,455
Hannover Rueck	47	5,663
Helvetia Holding	17	9,234
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	59	12,615
NN Group	952	39,842
Old Mutual	17,268	44,936
Old Mutual (South African Shares)	3,855	9,986
Prudential	107	2,561
Sampo Class A	3,492	184,568
Sun Life Financial	312	12,425
Suncorp Group	12,255	125,447
†Swiss Life Holding	38	13,385
Swiss Re	141	12,770
Talanx	908	36,708
Tokio Marine Holdings	2,000	78,240
†Topdanmark	251	9,875
Tryg	619	14,295
Unipol Gruppo	1,579	7,237
Validus Holdings	237	11,663
Vienna Insurance Group	181	5,350

		1,127,634

Internet & Direct Marketing Retail–0.01%
†ASOS	141	11,251

		11,251

Internet Software & Services–0.03%
Moneysupermarket.com Group	1,236	5,267
Rightmove	193	10,461
†Wix.com	138	9,915

		25,643

IT Services–0.21%
Amadeus IT Group	626	40,685
Atos	635	98,504
Fujitsu	2,000	14,857
Itochu Techno-Solutions	200	7,465
Obic	500	31,460
Tech Mahindra	1,068	7,486

		200,457

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Life Sciences Tools & Services–0.02%
†ICON	153	$17,424

		17,424

Machinery–0.26%
Atlas Copco Class A	460	19,479
Cargotec Class B	223	14,008
Georg Fischer	31	38,224
Glory	100	3,541
Sandvik	1,620	27,945
Spirax-Sarco Engineering	176	13,030
Valmet	533	10,476
Volvo Class B	6,053	116,677

		243,380

Marine–0.02%
Kuehne + Nagel International	109	20,182

		20,182

Media–0.15%
†Altice Class B-W/I	351	7,011
Fuji Media Holdings	500	7,114
†I-CABLE Communications	702	23
Mediaset Espana Comunicacion	6,254	70,612
Modern Times Group Class B	157	5,686
Nippon Television Holdings	400	7,024
NOS	1,022	6,329
Technicolor	5,168	17,836
UBM	2,248	20,559

		142,194

Metals & Mining–0.90%
Anglo American	2,950	52,819
Anglo American (London Stock Exchange)	7,339	131,730
Aurubis	431	34,914
BHP Billiton	5,564	112,514
BHP Billiton (London Stock Exchange)	1,824	32,128
BlueScope Steel	2,052	17,657
Boliden	1,532	51,857
Centamin	3,479	6,755
Dowa Holdings	800	29,327
Evolution Mining	6,377	11,055
Fortescue Metals Group	6,137	24,743
†Glencore	10,364	47,496
†Kinross Gold	1,149	4,871
Newcrest Mining	2,263	37,313
Norsk Hydro	10,311	74,958
Northern Star Resources	5,270	20,421
OZ Minerals	1,087	6,327
Regis Resources	2,046	5,778

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Metals & Mining (continued)
Rio Tinto (Australian Securities Exchange)	1,263	$65,911
Rio Tinto (London Stock Exchange)	854	39,744
Salzgitter	236	10,705
Teck Resources Class B	1,850	38,950

		857,973

Multiline Retail–0.01%
Dollarama	123	13,459

		13,459

Multi-Utilities–0.29%
A2A	4,219	7,255
E.ON	19,157	216,817
National Grid	1,816	22,500
†RWE	1,230	27,941

		274,513

Oil, Gas & Consumable Fuels–1.06%
BP	16,756	107,168
Caltex Australia	6,726	169,356
Canadian Natural Resources	4,675	156,576
Enerplus	1,146	11,306
Inter Pipeline	428	8,867
Japan Petroleum Exploration	200	4,321
JXTG Holdings	29,500	151,767
Neste	1,232	53,803
OMV	4,433	258,248
Royal Dutch Shell Class A	1,466	44,170
Royal Dutch Shell Class B	913	28,071
Statoil	476	9,521

		1,003,174

Paper & Forest Products–0.36%
Mondi	418	11,230
Svenska Cellulosa Class B	2,392	20,264
UPM-Kymmene	11,637	315,374

		346,868

Pharmaceuticals–1.09%
Astellas Pharma	30,900	393,098
Bayer	919	125,235
Daiichi Sankyo	1,200	27,066
GlaxoSmithKline	6,832	136,270
†Indivior	1,093	4,975
Kaken Pharmaceutical	300	15,250
Recordati	1,199	55,267
Roche Holding	999	255,024
Shionogi & Co.	200	10,933
Sino Biopharmaceutical	13,000	13,746

		1,036,864

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.19%
Intertek Group	2,501	$166,964
Teleperformance	66	9,852

		176,816

Real Estate Management & Development–0.45%
CapitaLand	18,500	48,826
Daito Trust Construction	600	109,309
Deutsche EuroShop	148	5,550
Henderson Land Development	1,100	7,287
Hysan Development	4,000	18,818
Kerry Properties	7,500	31,060
KWG Property Holding	12,000	12,827
Shenzhen Investment	8,000	3,625
Sun Hung Kai Properties	10,000	162,451
Swire Properties	2,600	8,820
TAG Immobilien	516	8,672
Wheelock & Co.	1,000	7,034

		424,279

Road & Rail–0.30%
Canadian National Railway	1,660	137,536
Canadian Pacific Railway	515	86,503
ComfortDelGro	35,300	54,130
Sotetsu Holdings	200	4,834

		283,003

Semiconductors & Semiconductor Equipment–0.34%
BE Semiconductor Industries	202	14,050
†Dialog Semiconductor	167	7,375
†Siltronic	103	12,782
STMicroelectronics	7,719	149,345
Tokyo Electron	900	138,209

		321,761

Software–0.11%
Nintendo	100	36,934
Playtech	946	11,643
Software	216	10,545
Square Enix Holdings	400	15,037
†Temenos Group	131	13,366
†Ubisoft Entertainment	249	17,116

		104,641

Specialty Retail–0.03%
Dixons Carphone	4,400	11,403
Fielmann	124	10,744
JB Hi-Fi	318	5,717
WH Smith	143	3,873

		31,737

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.15%
Logitech International Class R	3,910	$142,575

		142,575

Textiles, Apparel & Luxury Goods–0.18%
LVMH Moet Hennessy Louis Vuitton	449	123,886
Moncler	1,360	39,252
PRADA	1,200	4,178

		167,316

Thrift & Mortgage Finance–0.01%
Aareal Bank	140	5,928

		5,928

Tobacco–0.72%
British American Tobacco	4,592	287,481
Imperial Brands	4,344	185,339
Swedish Match	5,905	207,131

		679,951

Trading Companies & Distributors–0.15%
ITOCHU	5,100	83,531
Kloeckner & Co.	995	12,760
Mitsubishi	1,100	25,568
Mitsui & Co.	600	8,867
Sumitomo	800	11,507

		142,233

Transportation Infrastructure–0.04%
Sydney Airport	6,123	34,148

		34,148

Water Utilities–0.01%
Guangdong Investment	6,000	8,556

		8,556

Wireless Telecommunication Services–0.63%
KDDI	4,300	113,380
NTT DOCOMO	19,400	443,170
Vodafone Group	16,284	45,561

		602,111

Total Developed Markets (Cost $16,703,438)		17,982,840

×EMERGING MARKETS–5.29%
Auto Components–0.01%
Apollo Tyres	2,002	7,532

		7,532

Automobiles–0.05%
Dongfeng Motor Group	8,000	10,569
†Tata Motors	5,807	35,694

		46,263

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks–0.67%
Agricultural Bank of China	19,000	$8,513
Axis Bank	1,845	14,381
Banco do Brasil	1,665	18,374
Bangkok Bank NVDR	3,200	17,895
Bank of China	69,000	34,007
Bank Pekao	151	5,297
China Construction Bank	150,000	124,430
CTBC Financial Holding	10,000	6,266
ICICI Bank	5,366	22,723
Industrial & Commercial Bank of China	111,000	82,416
Kasikornbank NVDR	13,300	82,552
Krung Thai Bank NVDR	14,800	8,343
OTP Bank	793	29,753
†Punjab National Bank	4,048	7,997
Siam Commercial Bank NVDR	15,500	71,109
State Bank of India	7,378	28,673
Turkiye Garanti Bankasi	5,299	14,397
Turkiye Halk Bankasi	1,933	6,575
Turkiye Is Bankasi Class C	30,649	58,323

		642,024

Beverages–0.03%
Ambev	4,900	32,552

		32,552

Biotechnology–0.01%
†Celltrion	89	11,034

		11,034

Capital Markets–0.01%
China Cinda Asset Management	31,000	11,429
Yuanta Financial Holding	6,000	2,582

		14,011

Chemicals–0.05%
PTT Global Chemical NVDR	21,500	49,640

		49,640

Construction & Engineering–0.21%
China Communications Construction	89,000	111,085
China Railway Construction	59,000	74,773
Hyundai Development Co-Engineering & Construction	159	4,956
Metallurgical Corp. of China	14,000	4,606

		195,420

Construction Materials–0.05%
Anhui Conch Cement	7,000	27,914
†Cemex	16,770	15,232

		43,146

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	$5,063

		5,063

Diversified Financial Services–0.06%
Haci Omer Sabanci Holding	21,311	59,932

		59,932

Diversified Telecommunication Services–0.18%
Telekomunikasi Indonesia Persero	437,900	152,155
†True NVDR	65,500	11,980
†Turk Telekomunikasyon	1,740	3,316

		167,451

Electric Utilities–0.13%
Korea Electric Power	255	8,683
†PGE Polska Grupa Energetyczna	28,523	103,962
Transmissora Alianca de Energia Eletrica	1,198	8,401

		121,046

Electrical Equipment–0.02%
Bharat Heavy Electricals	8,943	11,494
Teco Electric and Machinery	9,000	8,058

		19,552

Electronic Equipment, Instruments & Components–0.58%
AU Optronics	38,000	15,226
Compeq Manufacturing	9,000	9,779
Delta Electronics Thailand NVDR	4,800	12,558
Hon Hai Precision Industry	116,000	401,662
Innolux	231,000	107,791

		547,016

Food & Staples Retailing–0.01%
Magnit PJSC GDR	276	11,302

		11,302

Food Products–0.26%
Gruma Class B	435	6,388
JBS	14,058	37,773
Uni-President Enterprises	42,000	87,950
Universal Robina	38,170	114,812

		246,923

Health Care Providers & Services–0.03%
Netcare	18,643	32,773

		32,773

Household Durables–0.01%
LG Electronics	98	7,050

		7,050

Household Products–0.02%
Hindustan Unilever	719	12,922

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Household Products (continued)
Unilever Indonesia	1,100	$4,000

		16,922

Independent Power & Renewable Electricity Producers–0.04%
Huadian Power International	6,000	2,427
Huaneng Power International	58,000	35,862

		38,289

Industrial Conglomerates–0.09%
Enka Insaat ve Sanayi	32,002	46,526
KOC Holding	5,049	23,169
Turkiye Sise ve Cam Fabrikalari	12,306	14,161

		83,856

Insurance–0.06%
Ping An Insurance Group Co. of China	7,500	57,559

		57,559

Internet Software & Services–0.62%
†Alibaba Group Holding ADR	600	103,626
†Baidu ADR	132	32,695
†Just Dial	1,074	6,116
NAVER	31	20,164
NetEase ADR	357	94,180
†Sohu.com	185	10,073
Tencent Holdings	6,500	279,751
†YY ADR	453	39,311

		585,916

IT Services–0.07%
HCL Technologies	1,235	16,540
Infosys	1,175	16,188
Tata Consultancy Services	731	27,261
Wipro	2,478	10,632

		70,621

Leisure Products–0.02%
Merida Industry	5,000	21,765

		21,765

Machinery–0.03%
Yangzijiang Shipbuilding Holdings	25,500	26,883

		26,883

Marine–0.06%
MISC	32,200	55,668

		55,668

Media–0.03%
BEC World NVDR	25,900	12,659
Multiplus	537	6,575
Naspers Class N	46	9,921

		29,155

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.33%
Eregli Demir ve Celik Fabrikalari	58,108	$126,068
KGHM Polska Miedz	5,543	178,336
MMC Norilsk Nickel	59	10,168

		314,572

Oil, Gas & Consumable Fuels–0.76%
Banpu NVDR	45,200	23,854
Bharat Petroleum	8,665	62,520
China Petroleum & Chemical	28,000	20,969
China Shenhua Energy	16,000	37,606
CNOOC	26,000	33,550
Hindustan Petroleum	5,961	38,949
Indian Oil	3,870	23,728
LUKOIL PJSC	462	24,593
MOL Hungarian Oil & Gas	3,648	41,497
Novatek PJSC GDR	97	11,378
Oil & Natural Gas	15,571	40,751
Polski Koncern Naftowy ORLEN	3,127	104,290
Polskie Gornictwo Naftowe i Gazownictwo	9,982	18,574
PTT Exploration & Production NVDR	28,100	75,411
PTT NVDR	2,800	34,255
SK Innovation	216	37,529
S-Oil	183	20,371
Surgutneftegas OJSC	7,572	3,881
Tatneft PJSC	1,504	10,746
Tupras Turkiye Petrol Rafinerileri	1,403	47,883
United Tractors	5,200	12,354

		724,689

Personal Products–0.00%
Amorepacific	18	4,078

		4,078

Pharmaceuticals–0.02%
Dr Reddy’s Laboratories	131	4,670
Hypermarcas	591	5,988
Lupin	355	5,511

		16,169

Real Estate Management & Development–0.07%
Greentown China Holdings	4,000	4,813
Guangzhou R&F Properties	26,400	61,171
Sino-Ocean Group Holdings	4,000	2,668

		68,652

Semiconductors & Semiconductor Equipment–0.26%
Elite Advanced Laser	6,000	22,260
SK Hynix	2,289	165,677
Taiwan Semiconductor Manufacturing	8,000	57,116

		245,053

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.06%
Inventec	43,000	$31,764
Samsung Electronics	11	24,625

		56,389

Textiles, Apparel & Luxury Goods–0.03%
ANTA Sports Products	2,000	8,411
Feng TAY Enterprise	2,000	9,102
Formosa Taffeta	11,000	11,064

		28,577

Thrift & Mortgage Finance–0.09%
Housing Development Finance	3,270	87,214

		87,214

Tobacco–0.01%
British American Tobacco Malaysia	800	8,287

		8,287

Transportation Infrastructure–0.03%
Zhejiang Expressway	22,000	27,346

		27,346

Wireless Telecommunication Services–0.22%
America Movil	19,063	16,927
China Mobile	15,000	151,986
Mobile TeleSystems ADR	548	5,721
PLDT	560	18,388
†Total Access Communication NVDR	7,000	11,964

		204,986

Total Emerging Markets (Cost $4,540,930)		5,032,376

Total Common Stock (Cost $42,574,816)		47,987,962

PREFERRED STOCK–0.34%
Banco Bradesco 1.79%	1,500	16,662
Bayerische Motoren Werke 4.60%	97	8,642
Braskem 2.76%	805	10,767
†Cia Brasileira de Distribuicao	1,632	38,693
Cia Energetica de Sao Paulo 6.21%	7,426	33,717
Henkel 1.36%	969	131,877
Itau Unibanco Holding 4.03%	5,465	75,060
†Metalurgica Gerdau	1,504	2,493
Surgutneftegas OJSC 2.03%	6,712	3,452

Total Preferred Stock (Cost $309,932)		321,363

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.06%
Fannie Mae Connecticut Avenue Securities
•Series 2017-C02 2M1 2.387% (LIBOR01M + 1.15%) 9/25/29	192,571	$193,936
•Series 2017-C04 2M1 2.087% (LIBOR01M + 0.85%) 11/25/29	194,495	195,047
•Series 2017-C05 1M1 1.787% (LIBOR01M + 0.55%) 1/25/30	187,054	186,979
•Series 2017-C06 1M1 1.987% (LIBOR01M + 0.75%) 2/25/30	115,615	115,778
•Series 2017-C06 2M1 1.987% (LIBOR01M + 0.75%) 2/25/30	69,487	69,601
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3 M1 1.984% (LIBOR01M + 0.75%) 3/25/30	250,000	250,293

Total Agency Collateralized Mortgage Obligations (Cost $1,011,969)		1,011,634

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.31%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K056 A2 2.525% 5/25/26	90,000	88,434
◆Series K062 A2 3.413% 12/25/26	200,000	209,256

Total Agency Commercial Mortgage-Backed Securities (Cost $299,222)		297,690

AGENCY MORTGAGE-BACKED SECURITIES–18.75%
Fannie Mae S.F. 15 yr TBA 4.00% 10/1/32	200,000	206,625
Fannie Mae S.F. 30 yr
4.50% 8/1/41	37,672	41,145
5.00% 2/1/35	5,188	5,716
5.00% 10/1/35	4,560	5,026
5.00% 11/1/35	5,337	5,884
5.50% 8/1/37	4,861	5,449
6.00% 12/1/36	1,127	1,275
6.00% 2/1/37	3,742	4,266
6.00% 8/1/37	4,340	4,913
6.00% 9/1/37	1,328	1,514
6.00% 5/1/38	13,494	15,322
6.00% 9/1/38	3,591	4,092
6.00% 11/1/38	2,758	3,135
6.00% 9/1/39	11,577	13,083
6.00% 3/1/40	5,218	5,924
6.00% 7/1/40	17,615	20,010

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 5/1/41	6,383	$7,246
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/47	50,000	50,164
3.50% 10/1/47	2,975,000	3,066,923
4.00% 10/1/47	5,859,663	6,169,584
4.50% 10/1/47	3,528,637	3,787,771
4.50% 11/1/47	571,363	612,608
5.00% 10/1/47	1,275,000	1,390,751
Freddie Mac S.F. 30 yr
4.50% 5/1/40	112,750	122,897
5.50% 3/1/34	1,457	1,629
5.50% 12/1/34	1,375	1,539
5.50% 4/1/38	5,729	6,383
5.50% 7/1/38	5,820	6,480
6.00% 3/1/36	4,063	4,610
6.00% 9/1/37	3,576	4,036
6.00% 1/1/38	1,562	1,761
6.00% 6/1/38	4,397	4,991
Freddie Mac S.F. 30 yr TBA 3.50% 10/1/47	575,000	593,036
GNMA II S.F. 30 yr 5.00% 5/20/47	432,382	463,779
GNMA II S.F. 30 yr TBA
3.00% 10/1/47	800,000	811,125
3.50% 10/1/47	75,000	77,953
4.00% 10/1/47	125,000	131,636
4.50% 10/1/47	150,000	159,891

Total Agency Mortgage-Backed Securities (Cost $17,870,243)		17,820,172

CORPORATE BONDS–21.20%
Aerospace & Defense–0.37%
General Dynamics 2.625% 11/15/27	100,000	96,904
Lockheed Martin
2.50% 11/23/20	200,000	203,238
#144A 4.09% 9/15/52	56,000	56,258

		356,400

Air Freight & Logistics–0.11%
FedEx 3.20% 2/1/25	100,000	101,988

		101,988

Auto Components–0.08%
Lear 3.80% 9/15/27	76,000	75,867

		75,867

Automobiles–0.96%
Ford Motor Credit
2.375% 3/12/19	200,000	201,063
2.459% 3/27/20	200,000	200,277
General Motors 6.75% 4/1/46	75,000	90,658

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
General Motors Financial
2.35% 10/4/19	100,000	$100,383
3.20% 7/13/20	200,000	204,953
5.25% 3/1/26	105,000	114,174

		911,508

Banks–3.57%
Bank of America
2.25% 4/21/20	300,000	300,854
µ2.881% 4/24/23	100,000	100,540
µ3.124% 1/20/23	165,000	168,104
3.248% 10/21/27	100,000	98,121
4.183% 11/25/27	70,000	72,691
Citigroup
2.55% 4/8/19	300,000	302,695
2.65% 10/26/20	300,000	303,305
µ3.668% 7/24/28	150,000	151,655
Fifth Third Bancorp 2.875% 7/27/20	20,000	20,393
HSBC Holdings
3.40% 3/8/21	200,000	206,327
µ4.041% 3/13/28	200,000	209,061
Huntington Bancshares 2.30% 1/14/22	35,000	34,700
JPMorgan Chase & Co.
2.55% 10/29/20	200,000	202,352
2.55% 3/1/21	200,000	202,096
µ3.22% 3/1/25	100,000	101,695
µ3.782% 2/1/28	85,000	87,574
4.25% 10/1/27	55,000	58,120
µ4.26% 2/22/48	95,000	99,946
Santander UK Group Holdings 2.875% 10/16/20	100,000	101,501
US Bancorp
2.625% 1/24/22	25,000	25,364
3.60% 9/11/24	75,000	78,090
Wells Fargo & Co.
2.60% 7/22/20	300,000	304,334
3.069% 1/24/23	120,000	122,129
µWestpac Banking 4.322% 11/23/31	40,000	41,174

		3,392,821

Beverages–0.25%
Anheuser-Busch InBev Finance 3.65% 2/1/26	100,000	103,632
Constellation Brands 3.70% 12/6/26	100,000	102,475
PepsiCo 4.45% 4/14/46	25,000	27,797

		233,904

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.27%
Celgene 2.25% 8/15/21	100,000	$99,597
3.25% 8/15/22	150,000	154,980

		254,577

Building Products–0.10%
Lennox International 3.00% 11/15/23	35,000	35,103
Masco 3.50% 4/1/21	55,000	56,753

		91,856

Capital Markets–2.32%
Bank of New York Mellon
2.15% 2/24/20	10,000	10,051
2.20% 8/16/23	40,000	39,172
2.50% 4/15/21	85,000	85,892
CBOE Holdings 3.65% 1/12/27	25,000	25,649
CME Group 5.30% 9/15/43	50,000	63,083
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	400,000	404,405
Goldman Sachs Group
2.60% 12/27/20	300,000	302,589
2.875% 2/25/21	200,000	202,979
3.85% 1/26/27	75,000	76,706
4.75% 10/21/45	100,000	111,472
6.75% 10/1/37	50,000	66,085
Jefferies Group
6.45% 6/8/27	30,000	34,801
6.50% 1/20/43	10,000	11,462
Morgan Stanley
2.80% 6/16/20	400,000	406,936
3.95% 4/23/27	65,000	66,254
4.30% 1/27/45	50,000	52,542
4.375% 1/22/47	110,000	117,314
TD Ameritrade Holding 3.30% 4/1/27	125,000	125,932

		2,203,324

Chemicals–0.21%
Dow Chemical 8.55% 5/15/19	155,000	171,217
Monsanto 4.70% 7/15/64	25,000	25,401

		196,618

Consumer Finance–0.05%
American Express 2.50% 8/1/22	50,000	49,999

		49,999

Diversified Financial Services–0.17%
Berkshire Hathaway
2.75% 3/15/23	25,000	25,433
4.50% 2/11/43	25,000	28,009
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	35,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance (continued)
2.85% 1/27/25	40,000	$39,894
ORIX 2.90% 7/18/22	30,000	30,134

		158,470

Diversified Telecommunication Services–0.76%
AT&T
2.45% 6/30/20	200,000	201,555
2.85% 2/14/23	70,000	69,646
3.40% 8/14/24	100,000	100,305
4.75% 5/15/46	70,000	67,577
5.25% 3/1/37	60,000	63,334
Verizon Communications
#144A 3.376% 2/15/25	115,000	115,587
4.862% 8/21/46	75,000	76,321
5.25% 3/16/37	30,000	33,002

		727,327

Electric Utilities–1.27%
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	153,005
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,782
Duke Energy 2.65% 9/1/26	135,000	129,356
Emera US Finance 3.55% 6/15/26	100,000	100,856
Entergy
2.95% 9/1/26	10,000	9,689
4.00% 7/15/22	35,000	37,079
Entergy Louisiana 4.05% 9/1/23	90,000	96,074
Entergy Mississippi 2.85% 6/1/28	40,000	38,653
Exelon
3.497% 6/1/22	35,000	36,091
3.95% 6/15/25	35,000	36,619
Great Plains Energy 4.85% 6/1/21	20,000	21,349
Indiana Michigan Power 4.55% 3/15/46	15,000	16,735
ITC Holdings 3.25% 6/30/26	15,000	14,859
Kansas City Power & Light 3.65% 8/15/25	65,000	66,758
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	55,381
Northern States Power 3.60% 9/15/47	25,000	24,728
NV Energy 6.25% 11/15/20	45,000	50,233
PPL Capital Funding 4.00% 9/15/47	25,000	24,955
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	31,411

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern
2.75% 6/15/20	60,000	$61,027
3.25% 7/1/26	55,000	54,472
Southern Co. Gas Capital 3.25% 6/15/26	100,000	98,455

		1,203,567

Electronic Equipment, Instruments & Components–0.19%
Allegion US Holding 3.20% 10/1/24	100,000	99,939
Arrow Electronics 3.25% 9/8/24	45,000	44,562
Tech Data 4.95% 2/15/27	31,000	32,033

		176,534

Equity Real Estate Investment Trusts–0.70%
American Tower
2.25% 1/15/22	100,000	98,478
3.45% 9/15/21	150,000	155,370
3.50% 1/31/23	100,000	103,570
4.00% 6/1/25	55,000	56,961
4.40% 2/15/26	25,000	26,484
CC Holdings GS V 3.849% 4/15/23	50,000	52,392
Crown Castle International
3.20% 9/1/24	35,000	34,888
5.25% 1/15/23	55,000	60,956
Hospitality Properties Trust 4.50% 3/15/25	40,000	41,169
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,717

		660,985

Food Products–0.07%
Kraft Heinz Foods 4.375% 6/1/46	25,000	24,786
McCormick & Co. 2.70% 8/15/22	45,000	45,263

		70,049

Health Care Equipment & Supplies–0.95%
Abbott Laboratories 4.90% 11/30/46	55,000	61,679
Baxter International 2.60% 8/15/26	100,000	95,285
Becton Dickinson & Co.
2.404% 6/5/20	40,000	40,166
2.894% 6/6/22	35,000	35,151
3.363% 6/6/24	222,000	224,397
Stryker 4.625% 3/15/46	25,000	27,351
Zimmer Biomet Holdings 2.70% 4/1/20	300,000	303,170
3.375% 11/30/21	35,000	35,894
4.625% 11/30/19	80,000	83,976

		907,069

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.47%
Laboratory Corp. of America Holdings 3.60% 2/1/25	100,000	$102,143
McKesson 4.75% 3/1/21	100,000	107,297
Quest Diagnostics 3.45% 6/1/26	30,000	30,325
UnitedHealth Group
3.10% 3/15/26	150,000	151,923
4.25% 4/15/47	50,000	53,758

		445,446

Hotels, Restaurants & Leisure–0.35%
Mcdonald’s 3.50% 3/1/27	300,000	308,974
Wyndham Worldwide 4.15% 4/1/24	25,000	25,383

		334,357

Household Durables–0.21%
Newell Brands 2.60% 3/29/19	200,000	201,674

		201,674

Industrial Conglomerates–0.05%
Roper Technologies
2.80% 12/15/21	25,000	25,253
3.80% 12/15/26	25,000	25,783

		51,036

Insurance–0.40%
Aflac 4.00% 10/15/46	50,000	50,016
Allstate 3.28% 12/15/26	190,000	193,816
MetLife 6.817% 8/15/18	130,000	135,736

		379,568

Internet & Direct Marketing Retail–0.22%
Expedia 5.00% 2/15/26	60,000	65,360
Priceline Group 3.60% 6/1/26	140,000	142,600

		207,960

Internet Software & Services–0.43%
Alibaba Group Holding 2.50% 11/28/19	200,000	201,757
Amazon.com
#144A 2.80% 8/22/24	35,000	35,188
#144A 3.15% 8/22/27	75,000	75,692
eBay 2.75% 1/30/23	100,000	99,808

		412,445

IT Services–0.28%
DXC Technology
4.25% 4/15/24	50,000	52,681
4.75% 4/15/27	50,000	53,582
Mastercard 3.80% 11/21/46	25,000	25,487
Visa 4.30% 12/14/45	120,000	133,131

		264,881

LVIP BlackRock Scientific Allocation Fund–14

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.11%
Thermo Fisher Scientific 3.00% 4/15/23	100,000	$101,778

		101,778

Machinery–0.06%
Crane 4.45% 12/15/23	55,000	57,831

		57,831

Media–0.75%
CBS 4.30% 2/15/21	200,000	211,675
Charter Communications Operating
#144A 3.75% 2/15/28	100,000	98,063
4.908% 7/23/25	75,000	80,303
#144A 5.375% 5/1/47	60,000	62,565
Comcast 3.00% 2/1/24	60,000	60,977
Time Warner 3.80% 2/15/27	100,000	100,219
Time Warner Cable 4.00% 9/1/21	100,000	103,698

		717,500

Metals & Mining–0.04%
Southern Copper 5.875% 4/23/45	35,000	40,063

		40,063

Multi-Utilities–0.43%
Ameren Illinois 9.75% 11/15/18	170,000	184,076
CMS Energy 6.25% 2/1/20	30,000	32,725
Consumers Energy 3.25% 8/15/46	30,000	27,671
Dominion Energy 3.90% 10/1/25	75,000	78,304
DTE Energy
2.85% 10/1/26	50,000	48,036
3.30% 6/15/22	40,000	41,046

		411,858

Oil, Gas & Consumable Fuels–1.56%
BP Capital Markets
3.216% 11/28/23	75,000	76,893
3.224% 4/14/24	20,000	20,389
Buckeye Partners
2.65% 11/15/18	200,000	200,877
5.60% 10/15/44	25,000	26,144
Enable Midstream Partners 5.00% 5/15/44	25,000	24,426
Energy Transfer
5.00% 10/1/22	15,000	16,219
9.70% 3/15/19	48,000	53,037
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	41,572
MPLX 4.875% 12/1/24	20,000	21,583
ONEOK 4.00% 7/13/27	75,000	76,080
ONEOK Partners 3.20% 9/15/18	400,000	404,887

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos 6.75% 9/21/47	50,000	$53,320
Sabine Pass Liquefaction
4.20% 3/15/28	40,000	40,404
5.625% 4/15/23	100,000	110,964
5.75% 5/15/24	100,000	111,397
Valero Energy 3.40% 9/15/26	75,000	74,130
Western Gas Partners 5.45% 4/1/44	25,000	26,567
Williams Partners
3.90% 1/15/25	50,000	51,106
5.10% 9/15/45	50,000	52,752

		1,482,747

Paper & Forest Products–0.07%
Georgia-Pacific 8.00% 1/15/24	50,000	64,242

		64,242

Pharmaceuticals–0.62%
Allergan Funding 2.45% 6/15/19	300,000	302,203
Eli Lilly & Co. 3.10% 5/15/27	80,000	80,560
Johnson & Johnson 3.70% 3/1/46	50,000	51,896
Novartis Capital 4.40% 5/6/44	50,000	56,656
Pfizer 3.00% 12/15/26	50,000	50,690
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	49,872

		591,877

Road & Rail–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	50,000	56,501
Canadian Natural Resources 2.95% 1/15/23	30,000	29,861

		86,362

Semiconductors & Semiconductor Equipment–0.52%
Broadcom
#144A 3.00% 1/15/22	40,000	40,707
#144A 3.625% 1/15/24	170,000	174,893
KLA-Tencor 4.65% 11/1/24	25,000	27,123
Maxim Integrated Products 3.45% 6/15/27	100,000	100,805
NVIDIA
2.20% 9/16/21	100,000	99,594
3.20% 9/16/26	50,000	49,836

		492,958

Software–0.36%
Autodesk 3.50% 6/15/27	70,000	69,970
Microsoft
2.875% 2/6/24	15,000	15,342
4.10% 2/6/37	25,000	27,147

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
VMware
2.30% 8/21/20	40,000	$40,145
2.95% 8/21/22	85,000	85,603
3.90% 8/21/27	103,000	104,330

		342,537

Specialty Retail–0.04%
Home Depot 4.25% 4/1/46	35,000	37,776

		37,776

Technology Hardware, Storage & Peripherals–0.72%
Apple 3.45% 2/9/45	50,000	47,507
#Dell International 144A 6.02% 6/15/26	30,000	33,372
Hewlett Packard Enterprise
#144A 2.10% 10/4/19	30,000	30,025
3.60% 10/15/20	400,000	414,908
4.90% 10/15/25	50,000	52,979
HP 4.375% 9/15/21	100,000	106,316

		685,107

Tobacco–1.02%
Altria Group 3.875% 9/16/46	150,000	147,002
BAT Capital
#144A 2.297% 8/14/20	95,000	95,369
#144A 2.764% 8/15/22	85,000	85,573
#144A 3.222% 8/15/24	100,000	100,397
Philip Morris International
3.375% 8/11/25	120,000	123,277
4.25% 11/10/44	50,000	52,311
4.50% 3/26/20	200,000	211,976
Reynolds American 4.00% 6/12/22	150,000	158,631

		974,536

Total Corporate Bonds (Cost $19,959,985)		20,157,402

MUNICIPAL BONDS–0.24%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	68,854
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	53,711
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	25,000	36,518
(Build America Bonds) Series F 7.414% 1/1/40	15,000	22,632

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Oregon State Taxable Pension 5.892% 6/1/27	35,000	$42,742

Total Municipal Bonds (Cost $219,587)		224,457

NON-AGENCY ASSET-BACKED SECURITIES–2.97%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	220,203
AVANT Loans Funding Trust
#Series 2016-A B 144A 7.65% 6/15/20	109,268	109,915
#Series 2016-B B 144A 7.80% 9/15/20	181,338	184,473
#Series 2016-C B 144A 4.92% 11/16/20	203,622	205,937
Drive Auto Receivables Trust
#Series 2016-CA C 144A 3.02% 11/15/21	200,000	202,485
Series 2017-1 B 2.36% 3/15/21	200,000	200,347
Series 2017-1 C 2.84% 4/15/22	230,000	231,493
Series 2017-2 C 2.75% 9/15/23	180,000	179,743
Marlette Funding Trust
#Series 2017-1A A 144A 2.827% 3/15/24	137,400	137,990
#Series 2017-2A A 144A 2.39% 7/15/24	172,465	172,651
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	152,349
Series 2017-2 B 2.21% 10/15/21	230,000	230,357
Series 2017-2 C 2.79% 8/15/22	210,000	210,581
#SoFi Consumer Loan Program Series 2017-4 A 144A 2.50% 5/26/26	175,372	175,299
#•Trafigura Securitisation Finance Series 2017-1A A1 144A 2.084% (LIBOR01M + 0.85%) 12/15/20	210,000	211,400

Total Non-Agency Asset-Backed Securities (Cost $2,821,957)		2,825,223

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
DB-JPM Mortgage Trust Series 2016-C3 A5 2.89% 9/10/49	40,000	39,476

Total Non-Agency Commercial Mortgage-Backed Security (Cost $41,463)		39,476

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–0.49%
Colombia–0.21%
Colombia Government International Bond 3.875% 4/25/27	200,000	$203,450

		203,450

Mexico–0.22%
Mexico Government International Bond 4.15% 3/28/27	200,000	210,460

		210,460

Uruguay–0.06%
Uruguay Government International Bond 4.375% 10/27/27	50,000	54,031

		54,031

Total Sovereign Bonds (Cost $461,093)		467,941

U.S. TREASURY OBLIGATIONS–21.42%
U.S. Treasury Bonds
2.875% 11/15/46	1,000,000	1,003,770
3.125% 2/15/42	1,780,000	1,882,906
6.25% 5/15/30	2,000,000	2,841,094
U.S. Treasury Notes
1.25% 3/31/19	2,450,000	2,443,971
1.25% 4/30/19	2,200,000	2,193,941
1.50% 4/15/20	1,500,000	1,497,480
1.875% 1/31/22	2,000,000	2,001,289
1.875% 3/31/22	3,000,000	2,999,414
2.125% 3/31/24	3,000,000	3,001,231
2.25% 2/15/27	500,000	497,061

Total U.S. Treasury Obligations (Cost $20,309,709)		20,362,157

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	581,416	$581,416

Total Money Market Fund (Cost $581,416)		581,416

TOTAL INVESTMENTS–117.91% (Cost $106,461,392)	112,096,893
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.91%)	(17,028,693)

NET ASSETS APPLICABLE TO 6,178,692 SHARES OUTSTANDING–100.00%	$95,068,200

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $2,593,080, which represents 2.73% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

«Includes	$44,845 cash collateral and $2,653 foreign currencies collateral due to broker for futures contracts as of September 30, 2017.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	(11,733)	USD	9,204	10/3/17	$1	$—
BAML	GBP	(3,799)	USD	5,094	10/3/17	3	—
NT	HKD	(97,852)	USD	12,526	10/3/17	—	(1)

Total Foreign Currency Exchange Contracts						$4	$(1)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	$55,390	$54,465	12/18/17	$—	$(925)
4	E-mini S&P 500 Index	498,542	503,220	12/18/17	4,678	—
2	Euro STOXX 50 Index	83,670	84,530	12/18/17	860	—
1	Yen Denominated Nikkei 225 Index	85,700	90,424	12/8/17	4,724	—

					10,262	(925)

Interest Rate Contracts:
(13)	U.S. Treasury 2 yr Notes	(2,810,622)	(2,804,141)	1/1/18	6,481	—
(36)	U.S. Treasury 5 yr Notes	(4,231,675)	(4,230,000)	1/2/18	1,675	—
(47)	U.S. Treasury 10 yr Notes	(5,947,412)	(5,889,687)	12/20/17	57,725	—
(1)	U.S. Treasury 10 yr Ultra Notes	(135,546)	(134,328)	12/20/17	1,218	—
4	U.S. Treasury Long Bonds	616,574	611,250	12/20/17	—	(5,324)
1	U.S. Treasury Ultra Bonds	165,323	165,125	12/20/17	—	(198)

					67,099	(5,522)

Total Futures Contracts					$77,361	$(6,447)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

DB–Deutsche Bank

GBP–British Pound Sterling

GDR–Global Depositary Receipt

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

GNMA–Government National Mortgage Association

HKD–Hong Kong Dollar

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

MSCI–Morgan Stanley Capital International

NT–Northern Trust

NVDR–Non-Voting Depositary Receipt

OJSC–Open Joint Stock Company

PJSC–Public Joint Stock Company

SDR–Special Drawing Rights

S.F.–Single Family

S&P–Standard & Poor’s

TBA–To be announced

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Scientific Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$630,446	$—	$630,446
Air Freight & Logistics	154,522	—	154,522
Auto Components	266,143	—	266,143
Banks	505,051	—	505,051
Beverages	259,686	—	259,686
Biotechnology	819,340	—	819,340
Building Products	261,967	—	261,967
Capital Markets	1,240,980	—	1,240,980
Chemicals	498,726	—	498,726
Commercial Services & Supplies	182,246	—	182,246
Communications Equipment	408,907	—	408,907
Construction & Engineering	7,424	—	7,424
Consumer Finance	27,791	—	27,791
Diversified Financial Services	45,714	—	45,714
Electric Utilities	39,283	—	39,283
Electrical Equipment	102,342	—	102,342
Electronic Equipment, Instruments & Components	141,848	—	141,848
Equity Real Estate Investment Trusts	285,094	—	285,094
Food & Staples Retailing	1,108,503	—	1,108,503
Food Products	883,035	—	883,035
Health Care Equipment & Supplies	498,349	—	498,349
Health Care Providers & Services	1,221,662	—	1,221,662
Hotels, Restaurants & Leisure	925,334	—	925,334
Household Products	295,872	—	295,872
Industrial Conglomerates	165,520	—	165,520
Insurance	632,682	—	632,682
Internet & Direct Marketing Retail	291,289	—	291,289
Internet Software & Services	1,211,794	—	1,211,794
IT Services	1,241,273	—	1,241,273
Leisure Products	287,540	—	287,540
Life Sciences Tools & Services	269,587	—	269,587
Machinery	985,142	—	985,142
Media	817,233	—	817,233
Metals & Mining	43,812	—	43,812
Multiline Retail	329,621	—	329,621
Multi-Utilities	163,461	—	163,461
Oil, Gas & Consumable Fuels	432,083	—	432,083
Personal Products	93,929	—	93,929
Pharmaceuticals	685,374	—	685,374
Professional Services	260,372	—	260,372
Road & Rail	690,465	—	690,465
Semiconductors & Semiconductor Equipment	935,597	—	935,597
Software	1,925,210	—	1,925,210
Specialty Retail	1,391,763	—	1,391,763
Technology Hardware, Storage & Peripherals	1,006,923	—	1,006,923
Textiles, Apparel & Luxury Goods	98,799	—	98,799
Tobacco	125,255	—	125,255
Water Utilities	68,693	—	68,693
Wireless Telecommunication Services	9,064	—	9,064

LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Developed Markets
Aerospace & Defense	$125,232	$—	$125,232
Air Freight & Logistics	37,215	—	37,215
Airlines	313,407	—	313,407
Auto Components	86,091	—	86,091
Automobiles	558,125	—	558,125
Banks	3,020,911	—	3,020,911
Beverages	210,220	—	210,220
Biotechnology	122,925	—	122,925
Building Products	89,387	—	89,387
Capital Markets	205,636	—	205,636
Chemicals	1,184,708	—	1,184,708
Commercial Services & Supplies	136,926	—	136,926
Construction & Engineering	436,263	—	436,263
Construction Materials	18,441	—	18,441
Consumer Finance	80,796	—	80,796
Containers & Packaging	13,342	—	13,342
Distributors	11,726	—	11,726
Diversified Financial Services	59,664	—	59,664
Diversified Telecommunication Services	1,110,041	—	1,110,041
Electric Utilities	82,886	—	82,886
Electrical Equipment	8,064	—	8,064
Electronic Equipment, Instruments & Components	160,732	—	160,732
Energy Equipment & Services	105,354	—	105,354
Equity Real Estate Investment Trusts	11,653	—	11,653
Food & Staples Retailing	306,425	—	306,425
Food Products	135,870	—	135,870
Gas Utilities	151,963	—	151,963
Health Care Equipment & Supplies	62,692	—	62,692
Health Care Providers & Services	23,239	—	23,239
Hotels, Restaurants & Leisure	268,667	—	268,667
Household Durables	182,057	—	182,057
Household Products	102,547	—	102,547
Independent Power & Renewable Electricity Producers	23,608	—	23,608
Industrial Conglomerates	89,956	—	89,956
Insurance	1,127,634	—	1,127,634
Internet & Direct Marketing Retail	11,251	—	11,251
Internet Software & Services	25,643	—	25,643
IT Services	200,457	—	200,457
Life Sciences Tools & Services	17,424	—	17,424
Machinery	243,380	—	243,380
Marine	20,182	—	20,182
Media	142,194	—	142,194
Metals & Mining	857,973	—	857,973
Multiline Retail	13,459	—	13,459
Multi-Utilities	274,513	—	274,513
Oil, Gas & Consumable Fuels	1,003,174	—	1,003,174
Paper & Forest Products	346,868	—	346,868
Pharmaceuticals	1,036,864	—	1,036,864
Professional Services	176,816	—	176,816
Real Estate Management & Development	424,279	—	424,279

LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Road & Rail	$283,003	$—	$283,003
Semiconductors & Semiconductor Equipment	321,761	—	321,761
Software	104,641	—	104,641
Specialty Retail	31,737	—	31,737
Technology Hardware, Storage & Peripherals	142,575	—	142,575
Textiles, Apparel & Luxury Goods	167,316	—	167,316
Thrift & Mortgage Finance	5,928	—	5,928
Tobacco	679,951	—	679,951
Trading Companies & Distributors	142,233	—	142,233
Transportation Infrastructure	34,148	—	34,148
Water Utilities	8,556	—	8,556
Wireless Telecommunication Services	602,111	—	602,111
Emerging Markets
Auto Components	7,532	—	7,532
Automobiles	46,263	—	46,263
Banks	642,024	—	642,024
Beverages	32,552	—	32,552
Biotechnology	11,034	—	11,034
Capital Markets	14,011	—	14,011
Chemicals	49,640	—	49,640
Construction & Engineering	195,420	—	195,420
Construction Materials	43,146	—	43,146
Consumer Finance	5,063	—	5,063
Diversified Financial Services	59,932	—	59,932
Diversified Telecommunication Services	167,451	—	167,451
Electric Utilities	121,046	—	121,046
Electrical Equipment	19,552	—	19,552
Electronic Equipment, Instruments & Components	547,016	—	547,016
Food & Staples Retailing	11,302	—	11,302
Food Products	246,923	—	246,923
Health Care Providers & Services	32,773	—	32,773
Household Durables	7,050	—	7,050
Household Products	16,922	—	16,922
Independent Power & Renewable Electricity Producers	38,289	—	38,289
Industrial Conglomerates	83,856	—	83,856
Insurance	57,559	—	57,559
Internet Software & Services	585,916	—	585,916
IT Services	70,621	—	70,621
Leisure Products	21,765	—	21,765
Machinery	26,883	—	26,883
Marine	55,668	—	55,668
Media	29,155	—	29,155
Metals & Mining	314,572	—	314,572
Oil, Gas & Consumable Fuels	724,689	—	724,689
Personal Products	4,078	—	4,078
Pharmaceuticals	16,169	—	16,169
Real Estate Management & Development	68,652	—	68,652
Semiconductors & Semiconductor Equipment	245,053	—	245,053
Technology Hardware, Storage & Peripherals	56,389	—	56,389
Textiles, Apparel & Luxury Goods	28,577	—	28,577
Thrift & Mortgage Finance	87,214	—	87,214

LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Tobacco	$8,287	$—	$8,287
Transportation Infrastructure	27,346	—	27,346
Wireless Telecommunication Services	204,986	—	204,986
Preferred Stock	321,363	—	321,363
Agency Collateralized Mortgage Obligations	—	1,011,634	1,011,634
Agency Commercial Mortgage-Backed Securities	—	297,690	297,690
Agency Mortgage-Backed Securities	—	17,820,172	17,820,172
Corporate Bonds	—	20,157,402	20,157,402
Municipal Bonds	—	224,457	224,457
Non-Agency Asset-Backed Securities	—	2,825,223	2,825,223
Non-Agency Commercial Mortgage-Backed Securities	—	39,476	39,476
Sovereign Bonds	—	467,941	467,941
U.S. Treasury Obligations	—	20,362,157	20,362,157
Money Market Fund	581,416	—	581,416

Total Investments	$48,890,741	$63,206,152	$112,096,893

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4	$4

Futures Contracts	$77,361	$—	$77,361

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1)	$(1)

Futures Contracts	$(6,447)	$—	$(6,447)

The value of the Level 3 investment was zero at the end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.19%
Equity Funds–68.47%
iShares Core S&P 500 ETF	263,313	$66,599,757
iShares Core S&P Mid-Cap ETF	90,151	16,128,014
iShares Edge MSCI Min Vol USA ETF	1,131,028	56,935,950
iShares Russell 2000 ETF	142,855	21,168,254

		160,831,975

Fixed Income Funds–28.40%
iShares Core U.S. Aggregate Bond ETF	306,325	33,570,157
iShares Core U.S. Credit Bond ETF	94,140	10,565,332
iShares Core U.S. Treasury Bond ETF	448,346	11,316,253
iShares MBS ETF	105,163	11,262,957

		66,714,699

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	7,799,411	$7,799,411

		7,799,411

Total Investment Companies (Cost $219,532,555)		235,346,085

TOTAL VALUE OF SECURITIES–100.19% (Cost $219,532,555)	235,346,085
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(447,395)

NET ASSETS APPLICABLE TO 20,612,376 SHARES OUTSTANDING–100.00%	$234,898,690

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$235,346,085

There were no Level 3 investments at beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.04%
INVESTMENT COMPANIES–93.04%
Equity Funds–93.04%
*ClearBridge® – Variable Appreciation Portfolio	3,673,368	$150,865,220
T. Rowe Price Capital Opportunity Fund (Investor Class)	3,845,491	100,674,961

Total Affiliated Investments (Cost $209,315,490)		251,540,181

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.76%
INVESTMENT COMPANY–6.76%
Money Market Fund–6.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	18,267,798	$18,267,798

Total Unaffiliated Investment (Cost $18,267,798)		18,267,798

TOTAL VALUE OF SECURITIES–99.80% (Cost $227,583,288)	269,807,979
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	547,823

NET ASSETS APPLICABLE TO 22,354,355 SHARES OUTSTANDING–100.00%	$270,355,802

*	Series I shares.

«	Includes $286,619 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
127	E-mini S&P 500 Index	$15,649,266	$15,977,235	12/18/17	$327,969
8	E-mini S&P MidCap 400 Index	1,376,948	1,436,560	12/18/17	59,612

Total Futures Contracts					$387,581

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$251,540,181
Unaffiliated Investment Company	18,267,798

Total Investments	$269,807,979

Derivatives:
Assets:
Futures Contracts	$387,581

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
ClearBridge - Variable Appreciation Portfolio	$129,846,022	$13,649,664	$8,543,770	$50,877	$15,862,427	$150,865,220	$18,990	$418,974
T. Rowe Price Capital Opportunity Fund - Investor Class	86,121,135	7,639,728	7,322,365	196,629	14,039,834	100,674,961	—	—

Total	$215,967,157	$21,289,392	$15,866,135	$247,506	$29,902,261	$251,540,181	$18,990	$418,974

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.84%
Aerospace & Defense–2.41%
Arconic	19,885	$494,739
Boeing	46,118	11,723,657
General Dynamics	13,177	2,708,928
Lockheed Martin	12,253	3,801,983
Northrop Grumman	5,000	1,438,600

		20,167,907

Air Freight & Logistics–0.95%
Expeditors International of Washington	34,661	2,074,807
FedEx	25,882	5,838,462

		7,913,269

Airlines–0.14%
Copa Holdings Class A	1,061	132,126
Southwest Airlines	17,909	1,002,546

		1,134,672

Auto Components–1.36%
BorgWarner	58,104	2,976,668
Delphi Automotive	38,801	3,818,018
Gentex	66,573	1,318,145
Lear	18,636	3,225,519

		11,338,350

Automobiles–0.44%
General Motors	54,571	2,203,577
†Tesla	4,326	1,475,599

		3,679,176

Banks–3.04%
Bank of America	346,839	8,788,900
Citigroup	56,335	4,097,808
Citizens Financial Group	81,846	3,099,508
Huntington Bancshares	133,215	1,859,681
PNC Financial Services Group	37,719	5,083,390
SunTrust Banks	41,122	2,457,862

		25,387,149

Beverages–2.40%
Anheuser-Busch InBev ADR	9,760	1,164,368
Coca-Cola	8,944	402,569
Constellation Brands Class A	11,794	2,352,313
Dr Pepper Snapple Group	25,423	2,249,173
Molson Coors Brewing Class B	36,047	2,942,877
†Monster Beverage	103,675	5,728,044
PepsiCo	46,375	5,167,566

		20,006,910

Biotechnology–4.44%
AbbVie	17,038	1,513,997
†Alexion Pharmaceuticals	26,379	3,700,710
Amgen	22,268	4,151,869
†Biogen	17,962	5,624,261

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Bioverativ	54,749	$3,124,525
†Celgene	61,989	9,039,236
†Incyte	31,544	3,682,447
†Regeneron Pharmaceuticals	3,194	1,428,101
†Vertex Pharmaceuticals	31,613	4,806,441

		37,071,587

Building Products–0.41%
Masco	83,563	3,259,793
Owens Corning	2,692	208,226

		3,468,019

Capital Markets–0.61%
BlackRock	1,414	632,185
Intercontinental Exchange	17,428	1,197,304
MarketAxess Holdings	6,500	1,199,315
Morgan Stanley	8,860	426,786
Northern Trust	7,374	677,892
TD Ameritrade Holding	18,927	923,638

		5,057,120

Chemicals–2.03%
Celanese Class A	19,357	2,018,354
DowDuPont	60,161	4,164,946
FMC	30,307	2,706,718
Huntsman	83,859	2,299,414
Monsanto	7,848	940,347
PPG Industries	34,933	3,795,820
Praxair	4,324	604,236
WR Grace & Co.	5,895	425,324

		16,955,159

Commercial Services & Supplies–0.34%
KAR Auction Services	60,377	2,882,398

		2,882,398

Communications Equipment–0.36%
†F5 Networks	25,191	3,037,027

		3,037,027

Construction Materials–0.13%
Martin Marietta Materials	1,695	349,560
Vulcan Materials	6,121	732,072

		1,081,632

Consumer Finance–0.65%
American Express	30,605	2,768,528
Capital One Financial	31,086	2,631,741

		5,400,269

Containers & Packaging–1.09%
Ball	30,199	1,247,219
†Berry Global Group	4,490	254,360
†Crown Holdings	19,540	1,166,929

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	63,096	$880,189
International Paper	25,860	1,469,365
†Owens-Illinois	45,147	1,135,899
Sealed Air	68,250	2,915,640

		9,069,601

Distributors–0.07%
Pool	5,751	622,086

		622,086

Diversified Financial Services–0.09%
Leucadia National	29,429	743,082

		743,082

Diversified Telecommunication Services–0.73%
Verizon Communications	122,405	6,057,823

		6,057,823

Electric Utilities–1.51%
Avangrid	17,810	844,550
Edison International	35,810	2,763,458
Eversource Energy	5,713	345,294
Exelon	39,981	1,506,084
NextEra Energy	27,152	3,979,126
PG&E	46,974	3,198,460

		12,636,972

Electrical Equipment–0.87%
AMETEK	68,797	4,543,354
Eaton	35,479	2,724,432

		7,267,786

Electronic Equipment, Instruments & Components–0.67%
†Flex	234,257	3,881,639
Jabil	52,158	1,489,111
†Zebra Technologies	1,811	196,638

		5,567,388

Energy Equipment & Services–0.35%
Ensco Class A	17,450	104,178
Halliburton	61,048	2,810,039

		2,914,217

Equity Real Estate Investment Trusts–2.55%
American Homes 4 Rent Class A	84,144	1,826,766
American Tower	62,899	8,597,035
Apartment Investment & Management	22,512	987,376
Boston Properties	10,105	1,241,702
Equinix	3,143	1,402,721
Equity LifeStyle Properties	15,187	1,292,110
Iron Mountain	4,071	158,362
Prologis	35,244	2,236,584
†SBA Communications	15,076	2,171,698

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group	8,400	$1,352,484

		21,266,838

Food & Staples Retailing–0.44%
Costco Wholesale	12,183	2,001,545
Kroger	35,056	703,223
Sysco	18,313	987,986

		3,692,754

Food Products–0.76%
Archer-Daniels-Midland	67,619	2,874,484
Campbell Soup	55,016	2,575,849
Conagra Brands	27,309	921,406

		6,371,739

Health Care Equipment & Supplies–2.33%
Abbott Laboratories	36,125	1,927,630
Baxter International	70,621	4,431,468
Becton Dickinson & Co.	8,420	1,649,899
†Boston Scientific	92,484	2,697,758
Danaher	22,961	1,969,595
Medtronic	62,930	4,894,066
Stryker	13,538	1,922,667

		19,493,083

Health Care Providers & Services–3.73%
Cardinal Health	26,285	1,758,992
†Centene	31,158	3,015,160
Cigna	35,913	6,713,576
†HCA Healthcare	14,652	1,166,153
Humana	16,539	4,029,397
McKesson	21,526	3,306,609
UnitedHealth Group	43,125	8,446,031
†WellCare Health Plans	15,696	2,695,631

		31,131,549

Health Care Technology–0.02%
†Veeva Systems Class A	2,942	165,958

		165,958

Hotels, Restaurants & Leisure–2.20%
Carnival	1,964	126,816
Hilton Worldwide Holdings	65,652	4,559,531
Las Vegas Sands	58,124	3,729,236
McDonald’s	19,976	3,129,840
Royal Caribbean Cruises	24,628	2,919,403
Wyndham Worldwide	26,564	2,800,111
Wynn Resorts	7,339	1,092,924

		18,357,861

Household Durables–0.93%
†Mohawk Industries	19,083	4,723,233
PulteGroup	111,299	3,041,802

		7,765,035

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.82%
Colgate-Palmolive	45,132	$3,287,866
Kimberly-Clark	30,236	3,558,173

		6,846,039

Independent Power & Renewable Electricity Producers–0.12%
AES	93,958	1,035,417

		1,035,417

Industrial Conglomerates–0.47%
3M	471	98,863
General Electric	156,646	3,787,700

		3,886,563

Insurance–2.24%
Allstate	14,000	1,286,740
American International Group	65,915	4,046,522
Aon	8,622	1,259,674
†Athene Holding Class A	13,987	753,060
Hartford Financial Services Group	28,338	1,570,775
Marsh & McLennan	44,325	3,714,878
MetLife	41,889	2,176,134
Progressive	3,836	185,739
Prudential Financial	9,807	1,042,680
XL Group	67,148	2,648,989

		18,685,191

Internet & Direct Marketing Retail–3.29%
†Amazon.com	18,287	17,580,207
Expedia	18,246	2,626,329
†Netflix	23,219	4,210,766
†Priceline Group	1,649	3,019,022

		27,436,324

Internet Software & Services–6.75%
†Alphabet Class A	17,940	17,468,537
†Alphabet Class C	9,999	9,590,141
†CoStar Group	1,716	460,317
†eBay	71,908	2,765,582
†Facebook Class A	131,069	22,395,760
MercadoLibre	1,352	350,073
†VeriSign	31,211	3,320,538

		56,350,948

IT Services–4.57%
Accenture Class A	5,897	796,508
Alliance Data Systems	19,348	4,286,549
Cognizant Technology Solutions
Class A	6,473	469,551
†FleetCor Technologies	12,294	1,902,742
Global Payments	37,310	3,545,569
International Business Machines	39,545	5,737,189
Mastercard Class A	3,489	492,647
†PayPal Holdings	36,417	2,331,781
Sabre	104,717	1,895,378

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Total System Services	22,532	$1,475,846
Visa Class A	144,571	15,214,652

		38,148,412

Leisure Products–0.12%
Brunswick	18,330	1,025,930

		1,025,930

Life Sciences Tools & Services–0.79%
Agilent Technologies	37,012	2,376,170
†Mettler-Toledo International	4,042	2,530,939
Thermo Fisher Scientific	9,163	1,733,640

		6,640,749

Machinery–3.04%
Allison Transmission Holdings	84,542	3,172,861
Caterpillar	46,385	5,784,673
Deere & Co.	40,326	5,064,542
Fortive	36,498	2,583,693
Illinois Tool Works	12,818	1,896,551
PACCAR	18,560	1,342,630
Pentair	41,931	2,849,631
Toro	43,356	2,690,673

		25,385,254

Media–2.74%
†Charter Communications Class A	7,684	2,792,519
Comcast Class A	199,090	7,660,983
Interpublic Group	152,809	3,176,899
†Liberty Media-Liberty Formula One Class C	10,694	407,334
†Live Nation Entertainment	38,875	1,693,006
Omnicom Group	40,021	2,964,356
Scripps Networks Interactive Class A	3,099	266,173
Twenty-First Century Fox Class A	66,713	1,759,889
Viacom Class B	76,844	2,139,337

		22,860,496

Metals & Mining–0.02%
Nucor	1,755	98,350
Southern Copper	1,323	52,602

		150,952

Multi-Utilities–0.27%
Sempra Energy	19,473	2,222,454

		2,222,454

Oil, Gas & Consumable Fuels–3.92%
Andeavor	11,673	1,204,070
†Antero Resources	45,686	909,151
BP ADR	37,369	1,436,091
Chevron	40,788	4,792,590
†Concho Resources	4,568	601,697
†Diamondback Energy	8,224	805,623

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Encana	33,404	$393,499
Exxon Mobil	12,915	1,058,772
Hess	13,161	617,119
Kinder Morgan	120,092	2,303,365
Marathon Petroleum	31,741	1,780,035
†Newfield Exploration	147,885	4,387,748
ONEOK	9,185	508,941
†Parsley Energy Class A	37,304	982,587
Phillips 66	31,845	2,917,320
Pioneer Natural Resources	3,051	450,145
Suncor Energy	38,932	1,363,788
TransCanada	65,232	3,224,418
Valero Energy	38,582	2,968,113

		32,705,072

Personal Products–1.26%
Coty Class A	303,668	5,019,632
Estee Lauder Class A	17,292	1,864,769
Unilever (New York Shares)	62,166	3,670,281

		10,554,682

Pharmaceuticals–3.08%
Allergan	18,059	3,701,192
AstraZeneca ADR	54,310	1,840,023
Bristol-Myers Squibb	160,570	10,234,732
Eli Lilly & Co.	33,524	2,867,643
Merck & Co.	80,571	5,158,961
†Mylan	41,796	1,311,141
Teva Pharmaceutical Industries ADR	37,001	651,218

		25,764,910

Professional Services–0.41%
Equifax	27,270	2,890,347
†IHS Markit	12,386	545,975

		3,436,322

Real Estate Management & Development–0.05%
Realogy Holdings	13,520	445,484

		445,484

Road & Rail–0.94%
JB Hunt Transport Services	46,625	5,179,105
Norfolk Southern	16,482	2,179,580
Ryder System	6,332	535,371

		7,894,056

Semiconductors & Semiconductor Equipment–4.32%
†Advanced Micro Devices	112,173	1,430,206
Applied Materials	116,134	6,049,420
Broadcom	18,845	4,570,666
KLA-Tencor	7,300	773,800
Lam Research	16,075	2,974,518
Maxim Integrated Products	73,154	3,490,177
Microchip Technology	31,926	2,866,316

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Micron Technology	117,722	$4,630,006
NVIDIA	15,758	2,817,058
†ON Semiconductor	49,486	914,006
QUALCOMM	59,923	3,106,408
Texas Instruments	27,200	2,438,208

		36,060,789

Software–7.18%
Activision Blizzard	62,763	4,048,841
†Adobe Systems	47,423	7,074,563
†ANSYS	9,700	1,190,481
†Autodesk	30,972	3,476,917
†Cadence Design Systems	86,575	3,417,115
†Citrix Systems	36,094	2,772,741
†Electronic Arts	35,205	4,156,302
Intuit	10,461	1,486,927
Microsoft	264,295	19,687,335
†Red Hat	21,528	2,386,594
†salesforce.com	25,041	2,339,330
†ServiceNow	45,174	5,309,300
SS&C Technologies Holdings	12,259	492,199
†Workday Class A	20,073	2,115,493

		59,954,138

Specialty Retail–1.67%
Advance Auto Parts	15,690	1,556,448
†Burlington Stores	20,669	1,973,063
Home Depot	15,453	2,527,493
L Brands	5,531	230,145
Lowe’s	64,231	5,134,626
†O’Reilly Automotive	6,298	1,356,400
TJX	8,420	620,807
†Ulta Beauty	2,577	582,557

		13,981,539

Technology Hardware, Storage & Peripherals–4.34%
Apple	216,488	33,365,131
NetApp	34,615	1,514,752
Western Digital	15,700	1,356,480

		36,236,363

Textiles, Apparel & Luxury Goods–0.36%
Coach	21,126	850,955
NIKE Class B	41,803	2,167,486

		3,018,441

Tobacco–1.01%
Altria Group	69,748	4,423,418
British American Tobacco ADR	64,885	4,052,068

		8,475,486

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.01%
†AerCap Holdings	1,340	$68,487

		68,487

Total Common Stock (Cost $607,705,432)		766,974,914

EXCHANGE-TRADED FUND–0.66%
SPDR® S&P 500 ETF Trust	21,861	5,492,139

Total Exchange-Traded Fund (Cost $5,332,230)		5,492,139

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–7.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	59,319,589	$59,319,589

Total Money Market Fund (Cost $59,319,589)		59,319,589

TOTAL VALUE OF SECURITIES–99.60% (Cost $672,357,251)	831,786,642
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	3,322,304

NET ASSETS APPLICABLE TO 22,961,950 SHARES OUTSTANDING–100.00%	$835,108,946

†	Non-income producing.

«	Includes $938,555 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
37 E-mini Russell 2000 Index	$2,637,202	$2,761,865	12/18/17	$124,663
411 E-mini S&P 500 Index	50,644,648	51,705,855	12/18/17	1,061,207

Total Futures Contracts				$1,185,870

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes.

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 1
Investments:
Assets:
Common Stock.	$766,974,914
Exchange-Traded Fund	5,492,139
Money Market Fund	59,319,589

Total Investments	$831,786,642

Derivatives:
Assets:
Futures Contracts	$1,185,870

There were no Level 3 investments at the beginning or end of the period.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.11%
Aerospace & Defense–0.68%
BWX Technologies	10,500	$588,210
Huntington Ingalls Industries	4,900	1,109,556
Textron	15,500	835,140
TransDigm Group	4,600	1,175,990

		3,708,896

Air Freight & Logistics–1.17%
CH Robinson Worldwide	7,600	578,360
Expeditors International of Washington	97,434	5,832,399

		6,410,759

Airlines–0.62%
Alaska Air Group	12,900	983,883
American Airlines Group	23,000	1,092,270
Copa Holdings Class A	3,900	485,667
†United Continental Holdings	13,600	827,968

		3,389,788

Auto Components–1.44%
BorgWarner	135,487	6,940,999
Delphi Automotive	9,800	964,320

		7,905,319

Automobiles–0.12%
Ferrari	5,900	651,832

		651,832

Banks–2.51%
BankUnited	13,100	465,967
Citizens Financial Group	23,500	889,945
Fifth Third Bancorp	25,100	702,298
First Republic Bank	61,907	6,466,805
†Signature Bank	25,797	3,303,048
†SVB Financial Group	5,100	954,159
Webster Financial	18,585	976,642

		13,758,864

Beverages–0.44%
Brown-Forman Class B	18,400	999,120
Dr Pepper Snapple Group	13,900	1,229,733
†Monster Beverage	3,300	182,325

		2,411,178

Biotechnology–3.71%
†ACADIA Pharmaceuticals	120,832	4,551,741
†Agios Pharmaceuticals	3,800	253,650
†Alexion Pharmaceuticals	4,600	645,334
†Alkermes	18,300	930,372
†Alnylam Pharmaceuticals	10,500	1,233,645
†BioMarin Pharmaceutical	57,598	5,360,646
†Bioverativ	8,600	490,802
†Bluebird Bio	3,100	425,785
†Exelixis	18,500	448,255

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	15,800	$1,844,492
†Ironwood Pharmaceuticals	35,100	553,527
†Neurocrine Biosciences	15,595	955,662
†Seattle Genetics	8,800	478,808
†TESARO	6,869	886,788
†Ultragenyx Pharmaceutical	3,200	170,432
†United Therapeutics	3,000	351,570
†Vertex Pharmaceuticals	4,800	729,792

		20,311,301

Building Products–2.43%
Allegion	51,937	4,490,992
AO Smith	60,416	3,590,523
Fortune Brands Home & Security	78,136	5,253,083

		13,334,598

Capital Markets–3.97%
CBOE Holdings	18,700	2,012,681
CME Group	48,773	6,617,521
†E*TRADE Financial	17,900	780,619
FactSet Research Systems	2,700	486,297
Financial Engines	6,200	215,450
Invesco	7,200	252,288
Lazard Class A	22,100	999,362
MarketAxess Holdings	13,534	2,497,158
Moody’s	10,900	1,517,389
MSCI	7,200	841,680
Northern Trust	38,294	3,520,367
State Street	9,100	869,414
TD Ameritrade Holding	23,500	1,146,800

		21,757,026

Chemicals–2.28%
Air Products & Chemicals	5,700	861,954
Ashland Global Holdings	8,800	575,432
†Axalta Coating Systems	95,049	2,748,817
Celanese Class A	7,400	771,598
CF Industries Holdings	15,663	550,711
NewMarket	1,100	468,325
PolyOne	9,900	396,297
PPG Industries	6,000	651,960
RPM International	22,100	1,134,614
Scotts Miracle-Gro Class A	26,686	2,597,615
Sherwin-Williams	2,100	751,884
Valvoline	42,858	1,005,020

		12,514,227

Commercial Services & Supplies–1.12%
Cintas	5,200	750,256
†Copart	23,400	804,258
KAR Auction Services	26,500	1,265,110
Ritchie Bros Auctioneers	15,800	499,596
Rollins	22,900	1,056,606

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Stericycle	7,600	$544,312
Waste Connections	17,250	1,206,810

		6,126,948

Communications Equipment–1.97%
†Arista Networks	15,652	2,967,776
†F5 Networks	2,900	349,624
Harris	45,559	5,999,209
Motorola Solutions	5,500	466,785
†Palo Alto Networks	6,900	994,290

		10,777,684

Construction & Engineering–0.09%
Valmont Industries	3,000	474,300

		474,300

Construction Materials–0.53%
Eagle Materials	7,600	810,920
Vulcan Materials	17,300	2,069,080

		2,880,000

Consumer Finance–0.09%
Discover Financial Services	7,900	509,392

		509,392

Containers & Packaging–0.50%
Ball	46,500	1,920,450
Sealed Air	19,300	824,496

		2,744,946

Diversified Consumer Services–0.26%
Service Corp. International	32,300	1,114,350
†Sotheby’s	6,500	299,715

		1,414,065

Electrical Equipment–0.70%
Acuity Brands	4,500	770,760
AMETEK	9,900	653,796
†Generac Holdings	13,200	606,276
Hubbell	6,200	719,324
†Sensata Technologies Holding	22,600	1,086,382

		3,836,538

Electronic Equipment, Instruments & Components–2.10%
Amphenol Class A	25,200	2,132,928
Cognex	5,900	650,652
†Coherent	3,300	776,061
†IPG Photonics	4,100	758,746
†Keysight Technologies	20,019	833,991
†Trimble	161,399	6,334,911

		11,487,289

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.06%
Oceaneering International	12,500	$328,375

		328,375

Equity Real Estate Investment Trusts–1.29%
American Campus Communities	12,000	529,800
CubeSmart	17,700	459,492
Equinix	2,200	981,860
Federal Realty Investment Trust	2,700	335,367
Iron Mountain	19,700	766,330
MGM Growth Properties	23,100	697,851
†SBA Communications	15,000	2,160,750
SL Green Realty	6,200	628,184
VEREIT	58,609	485,869

		7,045,503

Food & Staples Retailing–0.66%
Casey’s General Stores	4,000	437,800
PriceSmart	2,800	249,900
†Sprouts Farmers Market	157,200	2,950,644

		3,638,344

Food Products–3.56%
†Blue Buffalo Pet Products	137,535	3,899,117
Conagra Brands	18,800	634,312
Flowers Foods	13,700	257,697
†Hain Celestial Group	96,249	3,960,646
Hershey	29,226	3,190,602
Hormel Foods	19,700	633,158
JM Smucker	2,000	209,860
McCormick & Co.	12,800	1,313,792
Pinnacle Foods	11,500	657,455
Snyder’s-Lance	96,672	3,687,070
Tyson Foods Class A	14,700	1,035,615

		19,479,324

Gas Utilities–0.14%
Atmos Energy	8,900	746,176

		746,176

Health Care Equipment & Supplies–5.62%
†ABIOMED	8,060	1,358,916
†Align Technology	24,873	4,633,094
Cooper	7,700	1,825,747
DENTSPLY SIRONA	10,652	637,096
†Edwards Lifesciences	52,082	5,693,083
†Hologic	41,900	1,537,311
†IDEXX Laboratories	9,600	1,492,704
†Intuitive Surgical	10,918	11,418,918
STERIS	6,500	574,600
Teleflex	4,800	1,161,456
West Pharmaceutical Services	4,800	462,048

		30,794,973

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–1.95%
†Acadia Healthcare	20,183	$963,940
AmerisourceBergen	7,200	595,800
†Centene	16,000	1,548,320
†DaVita	8,600	510,754
†Envision Healthcare	6,810	306,109
†Henry Schein	12,600	1,033,074
†Laboratory Corp. of America Holdings	25,075	3,785,573
†Molina Healthcare	7,600	522,576
Universal Health Services Class B	5,700	632,358
†WellCare Health Plans	4,600	790,004

		10,688,508

Health Care Technology–0.45%
†athenahealth	1,900	236,284
†Cerner	13,500	962,820
†Medidata Solutions	6,500	507,390
†Veeva Systems Class A	13,400	755,894

		2,462,388

Hotels, Restaurants & Leisure–3.69%
Aramark	16,500	670,065
†Chipotle Mexican Grill	8,569	2,637,795
Choice Hotels International	9,100	581,490
Dunkin’ Brands Group	103,539	5,495,850
Extended Stay America	26,600	532,000
Hilton Worldwide Holdings	15,966	1,108,839
Marriott International Class A	4,300	474,118
MGM Resorts International	31,300	1,020,067
†Norwegian Cruise Line Holdings	72,853	3,937,705
Papa John’s International	6,500	474,955
Restaurant Brands International	8,100	517,428
Royal Caribbean Cruises	5,800	687,532
Wynn Resorts	3,700	551,004
Yum Brands	12,900	949,569
†Yum China Holdings	14,200	567,574

		20,205,991

Household Durables–0.89%
†Mohawk Industries	4,600	1,138,546
Newell Brands	22,600	964,342
†NVR	290	827,950
PulteGroup	17,600	481,008
†Tempur Sealy International	4,900	316,148
Toll Brothers	14,800	613,756
Whirlpool	2,900	534,876

		4,876,626

Household Products–0.37%
Church & Dwight	22,400	1,085,280
Clorox	3,900	514,449
Energizer Holdings	9,500	437,475

		2,037,204

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–0.20%
Roper Technologies	4,500	$1,095,300

		1,095,300

Insurance–0.63%
FNF Group	29,300	1,390,578
Progressive	25,500	1,234,710
Willis Towers Watson	5,500	848,265

		3,473,553

Internet & Direct Marketing Retail–0.40%
†Ctrip.com International ADR	15,300	806,922
†Duluth Holdings Class B	48,413	982,300
†Wayfair Class A	5,700	384,180

		2,173,402

Internet Software & Services–5.08%
†CoStar Group	33,271	8,924,946
†GrubHub	111,464	5,869,694
†InterActiveCorp	6,100	717,238
†Match Group	24,800	575,112
MercadoLibre	23,560	6,100,391
†Pandora Media	392,224	3,020,125
†Shopify Class A	2,900	337,821
†VeriSign	16,600	1,766,074
†Zillow Group	12,100	485,815

		27,797,216

IT Services–4.25%
Alliance Data Systems	4,500	996,975
†Black Knight Financial Services Class A	26,300	1,132,215
Booz Allen Hamilton Holding	30,400	1,136,656
†CoreLogic	21,700	1,002,974
CSRA	26,700	861,609
†EPAM Systems	5,700	501,201
Fidelity National Information Services	25,600	2,390,784
†Fiserv	19,600	2,527,616
†FleetCor Technologies	7,400	1,145,298
†Gartner	8,500	1,057,485
Genpact	19,000	546,250
Global Payments	17,200	1,634,516
Leidos Holdings	16,000	947,520
Paychex	9,500	569,620
Sabre	46,200	836,220
†Square Class A	102,211	2,944,699
†Vantiv Class A	34,200	2,410,074
†WEX	5,900	662,098

		23,303,810

Leisure Products–1.30%
Polaris Industries	67,990	7,113,794

		7,113,794

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.94%
Agilent Technologies	15,600	$1,001,520
Bruker	15,700	467,075
†Illumina	8,278	1,648,978
†Mettler-Toledo International	2,143	1,341,861
†Quintiles IMS Holdings	7,200	684,504

		5,143,938

Machinery–3.70%
†Colfax	11,800	491,352
Donaldson	12,000	551,280
Flowserve	10,300	438,677
Fortive	14,500	1,026,455
Graco	7,400	915,306
IDEX	46,425	5,639,245
†Middleby	6,200	794,654
Nordson	4,000	474,000
PACCAR	6,800	491,912
Snap-on	6,000	894,060
Toro	10,800	670,248
†WABCO Holdings	24,987	3,698,076
Wabtec	47,977	3,634,258
Xylem	8,800	551,144

		20,270,667

Marine–0.05%
†Kirby	4,400	290,180

		290,180

Media–0.30%
†Altice USA Class A	8,419	229,923
Interpublic Group	25,900	538,461
Omnicom Group	11,800	874,026

		1,642,410

Metals & Mining–0.15%
Carpenter Technology	4,400	211,332
Compass Minerals International	3,300	214,170
Wheaton Precious Metals (New York Shares)	20,200	385,618

		811,120

Multiline Retail–0.66%
Dollar General	26,800	2,172,140
†Dollar Tree	16,500	1,432,530

		3,604,670

Multi-Utilities–0.11%
NiSource	23,400	598,806

		598,806

Oil, Gas & Consumable Fuels–1.70%
Andeavor	5,000	515,750
Cabot Oil & Gas	115,219	3,082,108

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Centennial Resource Development Class A	26,036	$467,867
†=pCentennial Resource Development Private Placement Class A	3,000	51,215
Cimarex Energy	28,783	3,271,764
†Concho Resources	4,000	526,880
†Diamondback Energy	4,300	421,228
EQT	3,900	254,436
†Jagged Peak Energy	24,000	327,840
†Parsley Energy Class A	6,500	171,210
Pioneer Natural Resources	1,500	221,310

		9,311,608

Pharmaceuticals–2.90%
†Catalent	14,200	566,864
†Jazz Pharmaceuticals	21,225	3,104,156
†Mallinckrodt	6,500	242,905
†Pacira Pharmaceuticals	36,827	1,382,854
Zoetis	166,053	10,587,539

		15,884,318

Professional Services–1.99%
Equifax	13,400	1,420,266
†IHS Markit	26,183	1,154,147
ManpowerGroup	5,600	659,792
Nielsen Holdings	24,000	994,800
Robert Half International	8,500	427,890
†TransUnion	99,816	4,717,304
†Verisk Analytics Class A	18,600	1,547,334

		10,921,533

Real Estate Management & Development–0.15%
Jones Lang LaSalle	6,500	802,750

		802,750

Road & Rail–0.85%
†Avis Budget Group	7,800	296,868
†Genesee & Wyoming	7,000	518,070
JB Hunt Transport Services	8,100	899,748
Kansas City Southern	11,431	1,242,321
Landstar System	3,400	338,810
Old Dominion Freight Line	7,700	847,847
Schneider National Class B	20,044	507,113

		4,650,777

Semiconductors & Semiconductor Equipment–3.27%
†Entegris	17,300	499,105
†Integrated Device Technology	14,100	374,778
KLA-Tencor	14,700	1,558,200
Marvell Technology Group	43,074	771,025
Maxim Integrated Products	74,582	3,558,307
Microchip Technology	78,388	7,037,675
†Microsemi	25,300	1,302,444

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions	14,200	$1,446,980
Xilinx	19,100	1,352,853

		17,901,367

Software–9.02%
†ANSYS	3,600	441,828
†Atlassian	38,300	1,346,245
†Autodesk	12,800	1,436,928
†Cadence Design Systems	18,000	710,460
CDK Global	17,700	1,116,693
†Electronic Arts	73,663	8,696,654
†Ellie Mae	28,725	2,359,184
†Fortinet	11,800	422,912
†Guidewire Software	59,791	4,655,327
Intuit	6,400	909,696
†Proofpoint	8,200	715,204
†Red Hat	65,208	7,228,959
†ServiceNow	68,159	8,010,727
†Splunk	14,300	949,949
SS&C Technologies Holdings	27,500	1,104,125
Symantec	53,000	1,738,930
†Synopsys	12,800	1,030,784
†Tableau Software Class A	15,980	1,196,742
†Tyler Technologies	15,246	2,657,683
†Ultimate Software Group	5,500	1,042,800
†Workday Class A	11,600	1,222,524
†Zendesk	6,300	183,393
†Zynga Class A	62,700	237,006

		49,414,753

Specialty Retail–5.13%
†AutoZone	2,435	1,449,093
†Burlington Stores	13,600	1,298,256
†CarMax	17,200	1,303,932
†Five Below	9,000	493,920
L Brands	13,400	557,574
†Michaels	17,100	367,137
†O’Reilly Automotive	7,300	1,572,201
Ross Stores	35,800	2,311,606
Signet Jewelers	5,400	359,370
Tiffany & Co.	73,075	6,706,823
Tractor Supply	106,786	6,758,486
†Ulta Beauty	4,900	1,107,694
Williams-Sonoma	76,925	3,835,481

		28,121,573

Textiles, Apparel & Luxury Goods–2.10%
Burberry Group	147,493	3,478,475
Carter’s	4,100	404,875
Coach	26,500	1,067,420
Hanesbrands	11,200	275,968
†Lululemon athletica	78,117	4,862,783

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH	4,500	$567,270
†Under Armour Class C	36,818	553,006
Wolverine World Wide	9,600	276,960

		11,486,757

Trading Companies & Distributors–1.82%
Fastenal	190,325	8,675,014
†HD Supply Holdings	20,600	743,042
Watsco	3,400	547,638

		9,965,694

Total Common Stock (Cost $402,158,902)		504,488,358

MASTER LIMITED PARTNERSHIPS–0.44%
Oaktree Capital Group	50,914	2,395,504

Total Master Limited Partnerships (Cost $2,210,652)		2,395,504

MONEY MARKET FUND–7.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	40,356,027	40,356,027

Total Money Market Fund (Cost $40,356,027)		40,356,027

	Number of Contracts

OPTIONS PURCHASED–0.07%
Equity Call Option–0.00%
Kansas City Southern strikeprice $115, expiration date 12/15/17, Notional Amount $425,500	37	6,475

		6,475

Equity Put Options–0.07%
Russell 2000 Index strike price $1,450, expiration date 11/17/17, Notional Amount $14,355,000	99	139,540
SPDR S&P MidCap 400 strikeprice $320, expiration date 11/17/17, Notional Amount $27,072,000	846	232,650

		372,190

Total Options Purchased (Premium paid $380,424)		378,665

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

TOTAL INVESTMENTS–99.99% (Cost $445,106,005)		$547,618,554

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.02%)
Equity Put Options–(0.02%)
Kansas City Southern strike price $100, expiration date 12/15/17, Notional Amount $(370,000)	(37)	(5,365)
Sprouts Farmers Market strike price $22.50, expiration date 10/20/17, Notional Amount $(607,500)	(270)	(101,250)

Total Options Written (Premium received $(88,557))		(106,615)

« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%		175,338

NET ASSETS APPLICABLE TO 40,046,923 SHARES OUTSTANDING–100.00%		$547,687,277

†	Non-income producing.

«	Includes $62,587 cash collateral due to broker for futures contracts as of September 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2017, the aggregate value of restricted securities was $51,215, which represented 0.01% of the Fund’s net assets.

Investment	Date of Acquisition	Cost	Value
Centennial Resource Development Private Placement Class A	6/8/17	$43,500	$51,215

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
43 E-mini Russell 2000 Index	$3,009,795	$3,209,735	12/18/17	$199,940
79 E-mini S&P 500 Index	9,734,605	9,938,595	12/18/17	203,990
127 E-mini S&P MidCap 400 Index	21,855,568	22,805,390	12/18/17	949,822

Total Futures Contracts				$1,353,752

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the netunrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

S&P–Standard & Poor’s

SPDR–Standard & Poor Depository Receipt

See accompanying notes.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$3,708,896	$—	$3,708,896
Air Freight & Logistics	6,410,759	—	6,410,759
Airlines	3,389,788	—	3,389,788
Auto Components	7,905,319	—	7,905,319
Automobiles	651,832	—	651,832
Banks	13,758,864	—	13,758,864
Beverages	2,411,178	—	2,411,178
Biotechnology	20,311,301	—	20,311,301
Building Products	13,334,598	—	13,334,598
Capital Markets	21,757,026	—	21,757,026
Chemicals	12,514,227	—	12,514,227
Commercial Services & Supplies	6,126,948	—	6,126,948
Communications Equipment	10,777,684	—	10,777,684
Construction & Engineering	474,300	—	474,300
Construction Materials	2,880,000	—	2,880,000
Consumer Finance	509,392	—	509,392
Containers & Packaging	2,744,946	—	2,744,946
Diversified Consumer Services	1,414,065	—	1,414,065
Electrical Equipment	3,836,538	—	3,836,538
Electronic Equipment, Instruments & Components	11,487,289	—	11,487,289
Energy Equipment & Services	328,375	—	328,375
Equity Real Estate Investment Trusts	7,045,503	—	7,045,503
Food & Staples Retailing	3,638,344	—	3,638,344
Food Products	19,479,324	—	19,479,324
Gas Utilities	746,176	—	746,176
Health Care Equipment & Supplies	30,794,973	—	30,794,973
Health Care Providers & Services	10,688,508	—	10,688,508
Health Care Technology	2,462,388	—	2,462,388
Hotels, Restaurants & Leisure	20,205,991	—	20,205,991
Household Durables	4,876,626	—	4,876,626
Household Products	2,037,204	—	2,037,204
Industrial Conglomerates	1,095,300	—	1,095,300
Insurance	3,473,553	—	3,473,553
Internet & Direct Marketing Retail	2,173,402	—	2,173,402
Internet Software & Services	27,797,216	—	27,797,216
IT Services	23,303,810	—	23,303,810
Leisure Products	7,113,794	—	7,113,794
Life Sciences Tools & Services	5,143,938	—	5,143,938
Machinery	20,270,667	—	20,270,667
Marine	290,180	—	290,180
Media	1,642,410	—	1,642,410
Metals & Mining	811,120	—	811,120
Multiline Retail	3,604,670	—	3,604,670
Multi-Utilities	598,806	—	598,806
Oil, Gas & Consumable Fuels	9,260,393	51,215	9,311,608
Pharmaceuticals	15,884,318	—	15,884,318
Professional Services	10,921,533	—	10,921,533
Real Estate Management & Development	802,750	—	802,750
Road & Rail	4,650,777	—	4,650,777
Semiconductors & Semiconductor Equipment	17,901,367	—	17,901,367
Software	49,414,753	—	49,414,753

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Investments:
Assets:
Specialty Retail	$28,121,573	$—	$28,121,573
Textiles, Apparel & Luxury Goods	11,486,757	—	11,486,757
Trading Companies & Distributors	9,965,694	—	9,965,694
Master Limited Partnerships	2,395,504	—	2,395,504
Money Market Fund	40,356,027	—	40,356,027
Options Purchased	378,665	—	378,665

Total Investments	$547,567,339	$51,215	$547,618,554

Derivatives:
Assets:
Futures Contracts	$1,353,752	$—	$1,353,752

Liabilities:
Options Written	$(106,615)	$—	$(106,615)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Clarion Global Real Estate Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.93%
Australia–5.03%
†=pBGP Holdings	4,536,115	$71,163
Dexus	879,883	6,556,712
GPT Group	1,105,257	4,300,139
Mirvac Group	2,298,375	4,128,516
Scentre Group	1,624,207	5,006,930

		20,063,460

Austria–0.57%
†BUWOG	75,663	2,267,846

		2,267,846

Canada–1.87%
Canadian Real Estate Investment Trust	60,000	2,218,233
H&R Real Estate Investment Trust	93,000	1,605,466
Pure Industrial Real Estate Trust	255,200	1,300,799
Smart Real Estate Investment Trust	98,700	2,328,774

		7,453,272

France–4.81%
Gecina	35,646	5,780,237
Klepierre	170,946	6,709,784
Unibail-Rodamco	27,631	6,719,194

		19,209,215

Germany–5.23%
ADO Properties	54,477	2,692,316
Aroundtown	284,800	2,036,461
Deutsche Wohnen	72,135	3,062,408
LEG Immobilien	32,056	3,242,747
Vonovia	230,935	9,825,915

		20,859,847

⬛Hong Kong–8.54%
CK Asset Holdings	1,673,300	13,848,488
†I-CABLE Communications	105,878	3,456
Link REIT	1,146,200	9,288,041
Sun Hung Kai Properties	448,300	7,282,666
Swire Properties	752,400	2,552,435
Wharf Holdings	124,900	1,112,837

		34,087,923

Japan–9.47%
AEON REIT Investment	1,173	1,187,333
Hulic	312,000	3,058,307
Kenedix Office Investment	452	2,486,452
Mitsubishi Estate	109,400	1,902,165
Mitsui Fudosan	481,200	10,434,375
Mori Hills REIT Investment	1,833	2,197,482
Nippon Building Fund	387	1,929,411
Nippon Prologis REIT	2,784	5,866,131
Nomura Real Estate Holdings	209,300	4,460,355

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Orix JREIT	2,971	$4,264,088

		37,786,099

Singapore–1.92%
CapitaLand	1,244,600	3,284,801
City Developments	275,300	2,299,494
Mapletree Logistics Trust	2,278,400	2,082,801

		7,667,096

Spain–1.25%
Axiare Patrimonio SOCIMI	40,663	830,950
Hispania Activos Inmobiliarios SOCIMI	93,360	1,682,718
Inmobiliaria Colonial Socimi	249,655	2,476,794

		4,990,462

Sweden–0.93%
Castellum	105,493	1,655,270
Fabege	101,032	2,071,523

		3,726,793

United Kingdom–5.75%
Derwent London	74,920	2,804,975
Hammerson	499,220	3,592,287
Land Securities Group	556,060	7,246,300
Safestore Holdings	199,630	1,168,191
Segro	630,666	4,529,695
Shaftesbury	124,216	1,691,126
UNITE Group	208,554	1,921,304

		22,953,878

United States–53.56%
Alexandria Real Estate Equities	69,000	8,208,930
AvalonBay Communities	50,625	9,032,514
Boston Properties	12,995	1,596,826
Brandywine Realty Trust	70,200	1,227,798
Brixmor Property Group	138,532	2,604,402
Camden Property Trust	47,100	4,307,295
CubeSmart	163,530	4,245,239
CyrusOne	51,000	3,005,430
DCT Industrial Trust	92,050	5,331,536
DiamondRock Hospitality	182,400	1,997,280
Equinix	14,188	6,332,104
Equity Residential	98,437	6,489,951
Essex Property Trust	27,384	6,956,358
Extra Space Storage	111,046	8,874,796
Forest City Realty Trust Class A	113,575	2,897,298
GGP	468,160	9,723,683
Healthcare Trust of America Class A	159,357	4,748,839
Hilton Worldwide Holdings	28,600	1,986,270
Host Hotels & Resorts	203,001	3,753,488
Hudson Pacific Properties	130,240	4,366,947
Invitation Homes	77,300	1,750,845
Kilroy Realty	55,000	3,911,600

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Kimco Realty	351,759	$6,876,888
MGM Growth Properties	65,200	1,969,692
Park Hotels & Resorts	84,000	2,315,040
Prologis	227,390	14,430,169
Public Storage	11,923	2,551,403
Regency Centers	115,098	7,140,680
Simon Property Group	133,401	21,478,888
SL Green Realty	68,973	6,988,344
Spirit Realty Capital	132,242	1,133,314
Starwood Waypoint Homes	106,600	3,877,042
STORE Capital	141,100	3,509,157
Sun Communities	60,600	5,192,208
Sunstone Hotel Investors	162,966	2,618,864
Ventas	138,406	9,014,383
VEREIT	837,199	6,940,380
Vornado Realty Trust	100,181	7,701,915
Welltower	95,697	6,725,585

		213,813,381

Total Common Stock (Cost $331,416,054)		394,879,272

	Number of Shares	Value (U.S. $)

RIGHT–0.00%
=Mapletree Logistics Trust exercise price SGD 1.145, expiration date 10/4/17	219,780	$15,392

Total Right (Cost $0)		15,392

MONEY MARKET FUND–0.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	2,583,193	2,583,193

Total Money Market Fund (Cost $2,583,193)		2,583,193

TOTAL VALUE OF SECURITIES–99.58% (Cost $333,999,247)	397,477,857
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	1,693,115

NET ASSETS APPLICABLE TO 42,329,096 SHARES OUTSTANDING–100.00%	$399,170,972

Δ	Securities have been classified by country of origin.

⬛	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2017, the aggregate value of restricted security was $71,163, which represented 0.02% of the Fund’s net assets.

Restricted Security

Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/09	$—	$71,163

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	EUR	2,719	USD	(3,211)	10/3/17	$4	$—
BBH	HKD	(676,193)	USD	86,557	10/4/17	—	(16)
BBH	JPY	(17,069,327)	USD	151,496	10/2/17	—	(219)
BBH	JPY	(20,086,886)	USD	178,228	10/3/17	—	(315)
BBH	JPY	(13,661,183)	USD	121,309	10/4/17	—	(125)
BNYM	CAD	(9,403)	USD	7,539	10/2/17	2	—
BNYM	GBP	(33,109)	USD	44,417	10/3/17	44	—
BNYM	HKD	(306,680)	USD	39,262	10/3/17	—	(1)
BNYM	SEK	(224,172)	USD	27,417	10/2/17	—	(110)

Total Foreign Currency Exchange Contracts						$50	$(786)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

SGD–Singapore Dollar

USD–United States Dollar

See accompanying notes.

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$19,992,297	$—	$71,163	$20,063,460
Austria	2,267,846	—	—	2,267,846
Canada	7,453,272	—	—	7,453,272
France	19,209,215	—	—	19,209,215
Germany	20,859,847	—	—	20,859,847
Hong Kong	34,087,923	—	—	34,087,923
Japan	37,786,099	—	—	37,786,099
Singapore	7,667,096	—	—	7,667,096
Spain	4,990,462	—	—	4,990,462
Sweden	3,726,793	—	—	3,726,793
United Kingdom	22,953,878	—	—	22,953,878
United States	213,813,381	—	—	213,813,381
Money Market Fund	2,583,193	—	—	2,583,193
Rights	—	—	15,392	15,392

Total Investments	$397,391,302	$—	$86,555	$397,477,857

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$50	$—	$50

Liabilities:
Foreign Currency Exchange Contracts	$—	$(786)	$—	$(786)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that result from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.83%
Equity Funds–93.04%
ClearBridge®–
Variable Aggressive Growth Portfolio	1,610,201	$45,085,620
Variable Appreciation Portfolio	1,105,166	45,389,183
*QS Batterymarch®– U.S. Large Cap Equity Fund	594,264	11,386,105
*QS Batterymarch Insurance Series®– Global Dividend Fund	902,498	11,236,099

		113,097,007

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	8,246,737	$8,246,737

		8,246,737

Total Investment Companies (Cost $110,919,219)		121,343,744

TOTAL VALUE OF SECURITIES–99.83% (Cost $110,919,219)	121,343,744
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	208,339

NET ASSETS APPLICABLE TO 11,694,114 SHARES OUTSTANDING–100.00%	$121,552,083

* Institutional Class shares.

« Includes $74,087 cash collateral and $74,631 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
2	British Pound	$165,520	$167,988	12/19/17	$2,468	$—
2	Euro	298,511	296,613	12/19/17	—	(1,898)
2	Japanese Yen	228,031	223,000	12/19/17	—	(5,031)

					2,468	(6,929)

Equity Contracts:
48	E-mini S&P 500 Index	5,919,699	6,038,640	12/18/17	118,941	—
4	E-mini S&P MidCap 400 Index	686,189	718,280	12/18/17	32,091	—
8	Euro STOXX 50 Index	328,212	338,118	12/18/17	9,906	—
2	FTSE 100 Index	194,846	196,431	12/18/17	1,585	—
1	Nikkei 225 Index (OSE)	171,825	180,938	12/8/17	9,113	—

					171,636	—

Total Futures Contracts					$174,104	$(6,929)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$121,343,744

Derivatives:
Assets:
Futures Contracts	$174,104

Liabilities:
Futures Contracts	$(6,929)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP Delaware Bond Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–9.30%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.937% (LIBOR01M + 1.70%) 4/25/28	175,230	$175,305
•Series 2016-C04 1M1 2.687% (LIBOR01M + 1.45%) 1/25/29	4,088,407	4,126,424
•Series 2016-C05 2M1 2.587% (LIBOR01M + 1.35%) 1/25/29	2,166,219	2,177,830
•Series 2017-C01 1M1 2.537% (LIBOR01M + 1.30%) 7/25/29	3,660,419	3,695,245
•Series 2017-C04 2M2 4.087% (LIBOR01M + 2.85%) 11/25/29	2,850,000	2,888,936
•Series 2017-C05 1M2 3.437% (LIBOR01M + 2.20%) 1/25/30	4,290,000	4,234,230
Fannie Mae Interest Strip
•*Series 413 167 4.50% 7/25/42	80,635	20,176
*Series 419 C3 3.00% 11/25/43	2,856,268	555,600
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	117,731	135,451
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,950	2,198
Series 2002-83 GH 5.00% 12/25/17	32,174	32,196
Series 2003-38 MP 5.50% 5/25/23	1,025,340	1,092,037
Series 2005-70 PA 5.50% 8/25/35	380,070	427,427
Series 2005-110 MB 5.50% 9/25/35	186,112	194,407
Series 2007-40 PT 5.50% 5/25/37	113,403	125,589
•*Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36	813,329	155,904
Series 2009-11 LC 4.50% 3/25/49	34,992	36,855
Series 2009-11 MP 7.00% 3/25/49	41,479	49,630
Series 2010-41 PN 4.50% 4/25/40	235,000	250,296
Series 2010-43 HJ 5.50% 5/25/40	17,098	18,909

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-96 DC 4.00% 9/25/25	197,983	$211,016
•*Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40	4,415,503	684,958
Series 2011-134 PA 4.00% 9/25/40	171,056	174,816
•*Series 2012-51 SA 5.263% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 5/25/42	3,815,636	941,974
Series 2012-83 LB 2.50% 8/25/42	1,224,543	1,128,660
*Series 2012-99 AI 3.50% 5/25/39	3,596,654	444,063
*Series 2012-102 IB 3.50% 9/25/27	2,582,238	288,610
*Series 2012-115 MI 3.50% 3/25/42	1,807,128	224,272
*Series 2012-118 AI 3.50% 11/25/37	7,947,596	1,039,134
*Series 2012-120 WI 3.00% 11/25/27	8,424,887	809,090
•*Series 2012-122 SD 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	9,273,070	1,814,817
*Series 2012-125 MI 3.50% 11/25/42	93,866	19,623
*Series 2012-137 AI 3.00% 12/25/27	3,540,427	332,075
*Series 2012-137 WI 3.50% 12/25/32	3,129,153	507,781
•*Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42	14,904,238	3,368,176
Series 2012-145 MZ 3.50% 1/25/43	1,395,449	1,410,671
Series 2012-150 KC 2.50% 1/25/43	38,092	37,917
•*Series 2013-2 CS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/25/43	9,122,865	1,793,013
Series 2013-2 LZ 3.00% 2/25/43	521,531	488,192
Series 2013-6 ZJ 3.00% 2/25/43	581,483	539,411

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-7 EI 3.00% 10/25/40	5,356,275	$703,348
*Series 2013-20 IH 3.00% 3/25/33	263,477	37,443
*Series 2013-23 IL 3.00% 3/25/33	734,485	102,194
*Series 2013-26 ID 3.00% 4/25/33	5,068,796	720,324
Series 2013-28 YB 3.00% 4/25/43	142,000	137,450
*Series 2013-31 MI 3.00% 4/25/33	1,539,011	219,839
Series 2013-31 NT 3.00% 4/25/43	76,966	78,072
Series 2013-34 GP 3.00% 5/25/42	21,065,477	21,652,941
*Series 2013-38 AI 3.00% 4/25/33	4,526,845	629,483
*Series 2013-41 HI 3.00% 2/25/33	9,985,223	1,129,395
*Series 2013-43 IX 4.00% 5/25/43	18,716,312	4,452,107
*Series 2013-44 DI 3.00% 5/25/33	15,057,699	2,150,331
Series 2013-44 Z 3.00% 5/25/43	1,383,496	1,291,423
*Series 2013-45 PI 3.00% 5/25/33	1,007,845	142,723
*Series 2013-55 AI 3.00% 6/25/33	11,532,733	1,661,090
Series 2013-59 PY 2.50% 6/25/43	820,000	758,691
Series 2013-62 PY 2.50% 6/25/43	716,000	654,183
*Series 2013-69 IJ 3.00% 7/25/33	2,405,259	339,439
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,633,188
•*Series 2013-92 SA 4.713% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 9/25/43	13,940,968	2,966,402
•*Series 2013-103 SK 4.683% (5.92% minus LIBOR01M, Cap 5.92%, Floor 0.00%) 10/25/43	12,219,871	2,723,793
*Series 2014-21 ID 3.50% 6/25/33	55,870	7,447

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2014-36 MI 3.50% 10/25/33	878,764	$120,206
*Series 2014-64 IT 3.50% 6/25/41	2,179,464	233,933
Series 2014-67 GZ 2.00% 12/25/42	613,055	551,102
•*Series 2014-68 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44	6,255,421	1,222,299
Series 2014-72 KZ 3.00% 11/25/44	57,840	54,810
*Series 2014-77 AI 3.00% 10/25/40	107,376	12,608
*Series 2014-85 IB 3.00% 12/25/44	141,696	26,806
•*Series 2014-90 SA 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45	41,800,676	8,242,161
*Series 2015-10 KI 3.00% 7/25/40	1,761,088	185,303
*Series 2015-27 IA 4.00% 6/25/43	1,681,903	273,973
•*Series 2015-27 SA 5.213% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45	2,567,990	542,007
Series 2015-34 PZ 3.50% 6/25/45	440,847	433,873
Series 2015-40 GZ 3.50% 5/25/45	3,054,177	3,008,815
*Series 2015-44 AI 3.50% 1/25/34	5,835,644	872,102
Series 2015-44 Z 3.00% 9/25/43	7,196,142	7,011,805
*Series 2015-45 AI 3.00% 1/25/33	2,039,959	222,959
*Series 2015-56 MI 3.50% 10/25/41	3,441,336	539,496
*Series 2015-71 PI 4.00% 3/25/43	84,368	13,653
*Series 2015-85 BI 4.50% 9/25/43	98,852	18,586
Series 2015-89 AZ 3.50% 12/25/45	1,012,862	993,468

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2015-90 AZ 3.00% 6/25/41	92,969	$86,678
•*Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	9,040,098	2,025,559
*Series 2016-2 HI 3.00% 12/25/41	84,269	11,728
*Series 2016-6 AI 3.50% 4/25/34	7,784,901	986,272
*Series 2016-17 BI 4.00% 2/25/43	86,069	14,644
*Series 2016-23 AI 3.50% 2/25/41	3,238,650	484,427
*Series 2016-30 CI 3.00% 5/25/36	6,183,562	868,426
*Series 2016-33 DI 3.50% 6/25/36	15,534,801	2,317,311
•*Series 2016-36 SB 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 3/25/43	4,925,034	786,819
*Series 2016-40 IO 3.50% 7/25/36	2,047,501	315,751
Series 2016-40 ZC 3.00% 7/25/46	2,296,407	2,139,759
*Series 2016-50 IB 3.00% 2/25/46	892,235	130,629
*Series 2016-54 PI 3.00% 2/25/44	91,860	10,601
•*Series 2016-55 SK 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	7,561,049	1,717,504
Series 2016-61 ML 3.00% 9/25/46	1,524,933	1,474,947
•*Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	14,620,286	3,488,077
*Series 2016-64 CI 3.50% 7/25/43	7,503,023	1,091,474
*Series 2016-66 DI 3.00% 9/25/40	967,575	111,800
Series 2016-72 AZ 3.00% 10/25/46	976,834	917,052
Series 2016-72 PZ 3.00% 10/25/46	481,204	430,726

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46	15,579,360	$3,754,074
•*Series 2016-79 JS 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 11/25/46	8,194,217	1,755,273
Series 2016-79 NC 2.50% 9/25/45	617,253	560,695
*Series 2016-83 PI 3.50% 7/25/45	1,845,437	311,968
•*Series 2016-85 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/46	15,603,454	3,758,719
*Series 2016-90 CI 3.00% 2/25/45	1,058,267	153,485
Series 2016-94 PZ 3.00% 12/25/46	2,343,695	2,194,781
*Series 2016-95 IO 3.00% 12/25/46	95,753	16,813
*Series 2016-99 DI 3.50% 1/25/46	4,433,795	745,392
*Series 2016-104 CI 3.50% 4/25/43	5,948,330	810,940
•*Series 2016-105 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/47	10,235,150	2,284,883
*Series 2017-4 AI 3.50% 5/25/41	7,981,677	974,671
*Series 2017-4 BI 3.50% 5/25/41	4,547,581	635,989
*Series 2017-6 NI 3.50% 3/25/46	916,689	167,212
Series 2017-8 BZ 3.00% 2/25/47	7,390,018	6,897,736
•*Series 2017-8 SG 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/25/47	13,033,683	2,932,657
Series 2017-10 LZ 3.00% 3/25/47	1,256,775	1,121,311
*Series 2017-11 EI 3.00% 3/25/42	12,639,005	1,822,135
*Series 2017-12 JI 3.50% 5/25/40	4,245,716	604,348
*Series 2017-14 AI 3.00% 9/25/42	1,244,869	193,841

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-15 NZ 3.50% 3/25/47	2,603,101	$2,618,104
•*Series 2017-16 SM 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47	15,249,226	3,311,542
Series 2017-16 UW 3.00% 7/25/45	819,494	812,091
*Series 2017-16 WI 3.00% 1/25/45	2,666,764	365,883
Series 2017-16 YT 3.00% 7/25/46	2,135,000	2,123,593
Series 2017-16 YW 3.00% 3/25/47	506,000	481,622
*Series 2017-17 LI 3.00% 4/25/37	8,922,311	743,270
Series 2017-19 MD 3.00% 1/25/47	57,000	57,258
Series 2017-21 ZD 3.50% 4/25/47	12,212,063	12,179,061
*Series 2017-24 AI 3.00% 8/25/46	4,924,149	760,272
Series 2017-25 BL 3.00% 4/25/47	1,051,000	1,015,504
•*Series 2017-25 GS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 4/25/47	15,169,507	2,452,943
Series 2017-27 EM 3.00% 4/25/47	517,112	486,789
Series 2017-28 Z 3.50% 4/25/47	575,978	582,037
Series 2017-39 CY 3.50% 5/25/47	5,538,000	5,578,352
Series 2017-40 GZ 3.50% 5/25/47	2,229,839	2,284,463
Series 2017-45 JZ 3.00% 6/25/47	774,640	705,657
Series 2017-45 ZK 3.50% 6/25/47	775,358	766,066
*Series 2017-46 JI 3.50% 1/25/43	8,294,983	1,045,776
Series 2017-46 VG 3.50% 4/25/38	1,341,000	1,382,317

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2017-61 SB 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47	19,673,419	$4,523,848
•*Series 2017-69 SG 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47	9,544,217	2,158,401
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	155,042	174,916
Series 2717 MH 4.50% 12/15/18	74,971	75,783
•Series 3232 KF 1.684% (LIBOR01M + 0.45%) 10/15/36	116,064	116,618
Series 3290 PE 5.50% 3/15/37	30,007	34,114
Series 3351 ZC 5.50% 7/15/37	1,600,487	1,785,058
Series 3656 PM 5.00% 4/15/40	5,025,904	5,518,401
Series 3662 ZB 5.50% 8/15/36	145,625	162,317
•Series 3800 AF 1.734% (LIBOR01M + 0.50%) 2/15/41	275,098	276,734
*Series 3939 EI 3.00% 3/15/26	10,206,036	654,259
*Series 4030 IL 3.50% 4/15/27	107,433	10,389
*Series 4050 EI 4.00% 2/15/39	8,293,278	886,581
Series 4097 VY 1.50% 8/15/42	100,000	84,325
*Series 4100 EI 3.00% 8/15/27	9,793,457	944,482
*Series 4101 WI 3.50% 8/15/32	4,451,784	716,024
Series 4102 KG 2.50% 9/15/42	31,000	27,441
*Series 4109 AI 3.00% 7/15/31	17,380,157	1,933,675
*Series 4120 IK 3.00% 10/15/32	9,569,096	1,314,307
*Series 4122 LI 3.00% 10/15/27	147,930	15,042
*Series 4135 AI 3.50% 11/15/42	7,494,680	1,543,494
Series 4136 EZ 3.00% 11/15/42	289,373	290,118
Series 4142 HA 2.50% 12/15/32	117,838	118,732
*Series 4146 IA 3.50% 12/15/32	5,021,383	771,302
Series 4150 PQ 2.50% 1/15/43	21,843	20,640
*Series 4150 UI 3.50% 8/15/32	12,868,294	1,395,754
Series 4158 ZT 3.00% 1/15/43	477,118	456,075
•*Series 4159 KS 4.916% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43	4,630,512	1,024,558
*Series 4161 IM 3.50% 2/15/43	2,696,352	582,466
Series 4163 CW 3.50% 4/15/40	753,167	768,779
Series 4171 MN 3.00% 2/15/43	74,000	72,210
Series 4171 Z 3.00% 2/15/43	1,807,793	1,677,719
Series 4180 ZB 3.00% 3/15/43	663,609	655,727

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4181 DI 2.50% 3/15/33	4,673,378	$564,056
•*Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	7,638,193	1,675,204
*Series 4185 LI 3.00% 3/15/33	3,790,652	529,654
*Series 4191 CI 3.00% 4/15/33	1,571,598	219,968
Series 4210 Z 3.00% 5/15/43	117,079	109,881
*Series 4217 HI 2.50% 6/15/28	299,886	27,353
Series 4226 GZ 3.00% 7/15/43	292,307	277,575
*Series 4251 KI 2.50% 4/15/28	44,708	2,746
*Series 4278 HI 4.00% 12/15/28	488,483	50,443
*Series 4342 CI 3.00% 11/15/33	59,502	7,176
Series 4356 GZ 2.00% 1/15/43	1,019,082	876,616
*Series 4366 DI 3.50% 5/15/33	105,149	14,963
Series 4391 GZ 2.50% 12/15/40	75,446	72,760
Series 4408 BC 3.00% 11/15/44	156,000	151,184
Series 4419 DC 3.00% 12/15/44	88,000	86,236
*Series 4433 DI 3.00% 8/15/32	219,962	23,393
Series 4435 DY 3.00% 2/15/35	5,504,000	5,534,298
•*Series 4448 TS 1.86% 5/15/40	25,506,499	1,548,178
*Series 4449 PI 4.00% 11/15/43	90,326	16,009
*Series 4453 DI 3.50% 11/15/33	3,491,197	455,548
Series 4457 KZ 3.00% 4/15/45	6,644,090	6,351,526
Series 4464 DA 2.50% 1/15/43	1,150,664	1,096,261
*Series 4476 GI 3.00% 6/15/41	94,337	11,289
*Series 4479 TI 4.00% 7/15/34	1,501,842	245,911
•*Series 4494 SA 4.946% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	2,102,576	437,107
*Series 4504 IO 3.50% 5/15/42	3,670,048	405,038
*Series 4518 CI 3.50% 6/15/42	669,820	81,348
*Series 4520 AI 3.50% 10/15/35	2,063,328	359,935
*Series 4527 CI 3.50% 2/15/44	9,788,138	1,657,518
Series 4531 PZ 3.50% 11/15/45	746,319	788,703
*Series 4543 HI 3.00% 4/15/44	4,071,131	621,694
Series 4554 MP 3.00% 2/15/46	2,252,500	2,266,996
*Series 4567 LI 4.00% 8/15/45	436,421	81,421
*Series 4574 AI 3.00% 4/15/31	80,875	10,004
*Series 4581 LI 3.00% 5/15/36	3,754,969	511,934
Series 4592 WT 5.50% 6/15/46	14,177,685	15,795,027
•*Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	380,748	87,552
*Series 4601 IN 3.50% 7/15/46	35,341,589	6,912,126

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4614 HB 2.50% 9/15/46	3,937,000	$3,580,713
•*Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46	5,295,685	1,295,801
*Series 4623 IY 4.00% 10/15/46	95,458	21,294
Series 4623 LZ 2.50% 10/15/46	3,392,788	2,978,166
•*Series 4623 MS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/15/46	3,258,672	770,405
Series 4623 MW 2.50% 10/15/46	3,922,000	3,602,595
*Series 4623 WI 4.00% 8/15/44	94,616	17,216
*Series 4625 BI 3.50% 6/15/46	14,667,381	3,051,261
Series 4625 PZ 3.00% 6/15/46	1,827,327	1,737,025
Series 4629 KB 3.00% 11/15/46	1,273,000	1,233,286
•*Series 4631 GS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	20,963,435	4,252,074
Series 4631 LJ 3.00% 3/15/41	1,112,077	1,101,252
Series 4636 NZ 3.00% 12/15/46	4,440,678	4,249,682
Series 4636 ZN 3.00% 12/15/46	2,784,884	2,470,305
Series 4640 LB 3.00% 9/15/43	13,304,069	13,064,162
*Series 4643 QI 3.50% 9/15/45	137,605	23,274
*Series 4644 GI 3.50% 5/15/40	5,712,988	893,072
Series 4648 MZ 3.00% 6/15/46	786,185	745,404
Series 4648 ND 3.00% 9/15/46	633,732	610,787
•*Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47	11,394,001	2,521,186
Series 4650 JE 3.00% 7/15/46	740,000	716,233
Series 4653 VB 3.00% 4/15/40	959,208	963,120
*Series 4655 TI 3.00% 8/15/36	2,102,528	183,416
*Series 4655 WI 3.50% 8/15/43	4,412,943	740,603
*Series 4656 HI 3.50% 5/15/42	188,293	25,381
Series 4657 JZ 3.50% 2/15/47	877,713	903,342
Series 4657 NW 3.00% 4/15/45	1,002,318	993,091
•*Series 4657 PS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/15/47	10,971,301	2,319,948
*Series 4660 GI 3.00% 8/15/43	3,511,541	560,100
*Series 4663 AI 3.00% 3/15/42	8,086,239	1,056,176
Series 4663 HZ 3.50% 3/15/47	1,036,963	1,029,305
*Series 4664 DI 3.50% 11/15/43	2,600,035	378,681
Series 4664 ZC 3.00% 9/15/45	759,290	731,475
*Series 4665 NI 3.50% 7/15/41	23,735,793	3,040,045

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4667 LI 3.50% 10/15/43	7,350,584	$1,241,043
*Series 4673 WI 3.50% 9/15/43	5,330,277	738,193
•*Series 4675 KS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 4/15/47	8,759,838	2,085,996
Series 4676 KZ 2.50% 7/15/45	2,242,211	1,988,413
•*Series 4681 WI 1.569% 8/15/33	28,233,509	1,936,590
*Series 4700 WI 3.50% 1/15/44	6,081,257	851,594
*Series 4703 CI 3.50% 7/15/42	10,969,262	1,346,708
Freddie Mac Strips
•*Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	9,467,533	1,807,671
•*Series 284 S6 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/15/42	75,748	16,064
*Series 290 IO 3.50% 11/15/32	2,929,890	468,639
•*Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	7,301,353	1,396,761
•*Series 303 151 4.31% 12/15/42	63,175	15,569
•*Series 303 185 3.492% 1/15/43	73,768	14,808
•*Series 319 S2 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/43	11,017,556	2,376,509
•*Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	7,539,479	1,528,339
•*Series 337 S1 4.816% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 9/15/44	6,657,018	1,508,806
•*Series 350 S5 1.664% 9/15/40	13,575,568	723,063
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.087% (LIBOR01M + 2.85%) 4/25/28	3,433,125	3,561,373
•Series 2015-HQA1 M2 3.887% (LIBOR01M + 2.65%) 3/25/28	2,352,876	2,404,486
•Series 2015-HQA2 M2 4.037% (LIBOR01M + 2.80%) 5/25/28	2,927,974	3,024,266

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2016-DNA1 M2 4.137% (LIBOR01M + 2.90%) 7/25/28	2,223,000	$2,297,112
•Series 2016-DNA3 M2 3.237% (LIBOR01M + 2.00%) 12/25/28	1,935,000	1,975,785
•Series 2016-DNA4 M2 2.537% (LIBOR01M + 1.30%) 3/25/29	1,700,000	1,721,250
•Series 2016-HQA2 M2 3.487% (LIBOR01M + 2.25%) 11/25/28	2,237,000	2,300,072
•Series 2017-DNA1 M2 4.487% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,657,801
•Series 2017-DNA3 M2 3.734% (LIBOR01M + 2.50%) 3/25/30	1,985,000	1,992,134
◆Freddie Mac Structured Pass Through Certificates
Series T-58 2A 6.50% 9/25/43	423,510	489,597
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,843,000	7,493,940
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,355,124
Series 2012-145 PY 2.00% 12/20/42	55,000	49,778
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,971,854
Series 2013-113 AZ 3.00% 8/20/43	9,535,045	9,311,504
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,110,208
Series 2014-12 ZA 3.00% 1/20/44	119,425	115,944
Series 2014-12 ZB 3.00% 1/16/44	1,439,801	1,387,705
Series 2014-62 Z 3.00% 4/20/44	101,917	100,211
Series 2015-64 GZ 2.00% 5/20/45	4,083,827	3,434,674
*Series 2015-74 CI 3.00% 10/16/39	8,145,782	1,035,499
Series 2015-76 MZ 3.00% 5/20/45	5,915,438	6,064,050
*Series 2015-82 GI 3.50% 12/20/38	67,982	6,231

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2015-106 QZ 2.50% 7/20/45	3,799,108	$3,759,672
Series 2015-133 AL 3.00% 5/20/45	7,251,000	7,280,092
Series 2015-134 PZ 3.00% 9/20/45	2,308,260	2,254,632
*Series 2015-142 AI 4.00% 2/20/44	2,655,761	342,179
Series 2015-155 PZ 3.00% 10/20/45	3,457,992	3,444,406
Series 2015-157 HZ 3.00% 10/20/45	157,220	147,644
Series 2015-185 PZ 3.00% 12/20/45	2,404,848	2,300,972
Series 2016-5 GL 3.00% 7/20/45	343,000	342,564
Series 2016-54 MZ 3.00% 4/20/46	626,016	578,062
Series 2016-80 JZ 3.00% 6/20/46	75,786	71,488
•*Series 2016-89 QS 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 7/20/46	7,570,396	1,834,839
•*Series 2016-108 SK 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	11,669,381	2,682,200
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,454,263
•*Series 2016-115 SA 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/20/46	19,546,498	4,029,677
*Series 2016-116 GI 3.50% 11/20/44	15,502,853	2,693,973
*Series 2016-118 DI 3.50% 3/20/43	35,432,410	5,391,364
•*Series 2016-118 ES 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	7,234,659	1,713,935
•*Series 2016-120 AS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	12,513,221	3,004,969

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-120 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	16,854,153	$4,092,134
•*Series 2016-121 JS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	12,081,057	2,876,044
•*Series 2016-126 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	8,306,722	1,932,699
Series 2016-134 MW 3.00% 10/20/46	629,000	641,610
•*Series 2016-146 KS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/20/46	22,993,518	5,464,706
•*Series 2016-147 ST 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 10/20/46	7,840,642	1,848,401
*Series 2016-149 GI 4.00% 11/20/46	18,658,368	4,087,101
*Series 2016-156 AI 3.00% 12/20/42	5,956,117	713,838
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,935,608
*Series 2016-160 GI 3.50% 11/20/46	10,001,699	2,306,558
•*Series 2016-160 GS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/20/46	26,914,068	6,524,253
Series 2016-160 VZ 2.50% 11/20/46	1,222,467	1,052,708
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,183,890
*Series 2016-163 MI 3.50% 11/20/46	7,963,650	1,048,065
*Series 2016-163 PI 3.50% 5/20/43	20,603,307	3,327,096
Series 2016-163 WZ 3.00% 11/20/46	4,190,332	3,898,296
*Series 2016-163 XI 3.00% 10/20/46	11,558,022	1,546,934
Series 2016-167 QM 3.00% 4/20/46	232,000	229,978

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-170 MZ 3.00% 12/20/46	1,319,317	$1,227,076
*Series 2016-171 IP 3.00% 3/20/46	10,301,891	1,597,881
Series 2017-2 Z 2.65% 1/20/46	2,451,170	2,430,458
Series 2017-4 BW 3.00% 1/20/47	732,000	698,838
*Series 2017-4 WI 4.00% 2/20/44	4,962,930	988,667
*Series 2017-10 IB 4.00% 1/20/47	9,449,352	2,283,085
Series 2017-10 KZ 3.00% 1/20/47	800,838	745,666
Series 2017-14 EZ 3.00% 1/20/47	155,067	143,314
Series 2017-17 BV 3.00% 4/20/40	251,000	251,531
Series 2017-17 BZ 3.00% 2/20/47	953,992	1,003,000
Series 2017-18 GM 2.50% 2/20/47	603,000	562,679
*Series 2017-18 IQ 4.00% 12/16/43	4,682,175	957,917
*Series 2017- 18 QI 4.00% 3/16/41	7,897,827	1,395,672
•*Series 2017-18 QS 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/16/47	9,409,536	2,041,590
Series 2017-18 WY 3.00% 2/20/47	165,950	157,561
Series 2017-25 CZ 3.50% 2/20/47	3,154,663	3,169,451
Series 2017-25 WZ 3.00% 2/20/47	360,242	348,970
•*Series 2017-26 SA 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/20/47	9,624,546	2,063,712
Series 2017-33 PZ 3.00% 2/20/47	3,906,189	3,827,352
Series 2017-34 DY 3.50% 3/20/47	2,191,000	2,191,490
Series 2017-45 JZ 3.50% 3/20/47	2,137,342	2,146,895
Series 2017-56 JZ 3.00% 4/20/47	2,879,295	2,724,200

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-56 QS 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 4/20/47	11,910,250	$2,542,498
•*Series 2017-68 SB 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47	9,308,780	1,827,926
•*Series 2017-80 AS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47	13,357,165	2,962,601
•*Series 2017-91 SM 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47	7,752,962	1,794,736
*Series 2017-101 AI 4.00% 7/20/47	5,525,048	1,127,045
•*Series 2017-101 KS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47	9,059,126	1,990,792
•*Series 2017-101 SK 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47	22,945,757	5,055,712
*Series 2017-101 TI 4.00% 3/20/44	8,676,258	1,375,608
Series 2017-107 QZ 3.00% 8/20/45	1,381,884	1,322,249
*Series 2017-114 IK 4.00% 10/20/44	12,673,324	2,670,482
•*Series 2017-117 SD 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	7,611,119	1,641,763
•*Series 2017-120 QS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	6,632,403	1,401,282
Series 2017-121 CW 3.00% 8/20/47	3,103,000	2,979,556
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,537,246
•*=Series 2017-134 ES 4.961% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47	8,550,000	1,870,313
=Series 2017-137 CZ 3.00% 9/20/47	8,075,000	7,633,398

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
=Series 2017-144 MZ 2.50% 9/20/47	567,000	$467,888

Total Agency Collateralized Mortgage Obligations (Cost $571,582,058)		580,999,002

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.31%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K719 A1 2.53% 12/25/21	2,532,990	2,563,977
•◆Series KS03 A4 3.161% 5/25/25	6,150,000	6,345,208
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.685% 4/25/20	7,620,000	8,156,630
#•Series 2011-K12 B 144A 4.492% 1/25/46	4,586,000	4,829,896
#•Series 2011-K14 B 144A 5.341% 2/25/47	2,534,000	2,738,315
#•Series 2011-K15 B 144A 5.116% 8/25/44	7,798,000	8,382,744
#•Series 2011-K704 B 144A 4.69% 10/25/30	4,245,000	4,318,674
#•Series 2012-K22 B 144A 3.811% 8/25/45	7,781,000	8,063,440
#•Series 2012-K708 B 144A 3.883% 2/25/45	5,456,000	5,552,504
#•Series 2013-K26 B 144A 3.722% 12/25/45	4,281,000	4,409,740
#•Series 2013-K32 B 144A 3.651% 10/25/46	4,300,000	4,433,649
#•Series 2013-K33 B 144A 3.617% 8/25/46	3,516,000	3,582,655
#•Series 2013-K712 B 144A 3.481% 5/25/45	10,057,068	10,232,022
#•Series 2013-K713 B 144A 3.274% 4/25/46	1,860,000	1,886,966
#•Series 2013-K713 C 144A 3.274% 4/25/46	6,215,000	6,238,232

Total Agency Commercial Mortgage-Backed Securities (Cost $81,352,059)		81,734,652

AGENCY MORTGAGE-BACKED SECURITIES–25.55%
Fannie Mae ARM
•2.53% (LIBOR12M + 1.608%) 12/1/46	260,744	261,796
•2.912% (LIBOR12M + 1.60%) 7/1/45	43,460	44,238
•2.956% (LIBOR12M + 1.556%) 12/1/45	2,019,625	2,064,559

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•2.959% (LIBOR12M + 1.609%) 4/1/46	3,893	$3,969
•3.203% (LIBOR12M + 1.547%) 4/1/44	89,823	92,396
•3.206% (LIBOR12M + 1.525%) 3/1/44	135,441	139,471
•3.272% (LIBOR12M + 1.56%) 9/1/43	88,539	91,148
Fannie Mae S.F. 30 yr
3.00% 1/1/47	36,119,065	36,101,590
3.00% 8/1/56	12,245,334	12,171,339
4.50% 3/1/39	104,495	113,900
4.50% 4/1/39	937,610	1,016,775
4.50% 6/1/39	14,690,123	15,993,143
4.50% 7/1/39	1,236,388	1,345,966
4.50% 9/1/39	2,317,437	2,522,501
4.50% 11/1/39	2,729,386	2,979,654
4.50% 1/1/40	8,132,767	8,859,940
4.50% 6/1/40	3,335,395	3,635,161
4.50% 7/1/40	3,293,650	3,557,409
4.50% 8/1/40	1,225,601	1,328,366
4.50% 9/1/40	7,832,700	8,547,572
4.50% 8/1/41	7,745,171	8,457,740
4.50% 9/1/41	254,981	276,701
4.50% 1/1/42	5,795,739	6,310,247
4.50% 8/1/42	9,538,587	10,382,138
4.50% 10/1/42	351,986	381,808
4.50% 10/1/43	19,360,244	21,080,123
4.50% 12/1/43	670,767	732,366
4.50% 2/1/44	44,853,160	48,543,104
4.50% 6/1/44	428,269	462,552
4.50% 2/1/45	25,157	27,182
4.50% 1/1/46	35,814	38,927
4.50% 2/1/46	122,989,006	133,094,533
4.50% 7/1/46	8,848,532	9,551,716
5.00% 9/1/33	56,049	61,767
5.00% 11/1/33	119,006	131,129
5.00% 3/1/34	249,544	274,755
5.00% 2/1/35	2,850,254	3,140,616
5.00% 4/1/35	23,150	25,508
5.00% 5/1/35	372,507	410,503
5.00% 6/1/35	36,275	39,870
5.00% 7/1/35	662,118	729,556
5.00% 8/1/35	66,039	72,788
5.00% 9/1/35	37,171	40,967
5.00% 10/1/35	2,303,941	2,538,492
5.00% 11/1/35	753,928	831,214
5.00% 12/1/35	985,534	1,097,164
5.00% 2/1/36	1,941,017	2,139,046
5.00% 3/1/36	130,131	143,413
5.00% 6/1/36	390,222	430,111
5.00% 7/1/36	55,227	60,852

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 4/1/37	440,652	$485,407
5.00% 10/1/37	250,715	276,432
5.00% 2/1/38	2,442,543	2,691,671
5.00% 5/1/38	293,577	323,576
5.00% 12/1/39	1,179,451	1,301,759
5.00% 1/1/40	4,793,907	5,336,491
5.00% 7/1/40	2,515,952	2,749,804
5.00% 5/1/41	1,429,924	1,568,876
5.00% 1/1/42	14,812,460	16,447,000
5.00% 10/1/43	17,530,198	19,189,845
5.50% 5/1/33	91,288	102,136
5.50% 3/1/34	20,741	23,238
5.50% 4/1/34	16,630	18,636
5.50% 7/1/34	5,217	5,845
5.50% 8/1/34	412,664	462,748
5.50% 9/1/34	77,723	87,042
5.50% 11/1/34	574,081	643,270
5.50% 12/1/34	181,153	203,071
5.50% 2/1/35	69,903	78,357
5.50% 5/1/35	105,643	118,401
5.50% 6/1/35	949,612	1,063,402
5.50% 12/1/35	58,511	65,498
5.50% 4/1/36	2,688,608	3,011,179
5.50% 5/1/36	23,531	26,404
5.50% 7/1/36	149,751	167,849
5.50% 2/1/37	232,901	260,200
5.50% 4/1/37	214,938	240,068
5.50% 8/1/37	4,967,755	5,567,762
5.50% 9/1/37	2,085,584	2,328,306
5.50% 1/1/38	2,973,175	3,342,028
5.50% 3/1/38	2,205,215	2,467,279
5.50% 4/1/38	118,128	132,278
5.50% 6/1/38	1,837,910	2,049,613
5.50% 7/1/38	1,727	1,924
5.50% 8/1/38	121,548	135,642
5.50% 11/1/38	173,132	193,037
5.50% 1/1/39	67,267	75,344
5.50% 2/1/39	290,088	324,863
5.50% 6/1/39	3,909,165	4,365,326
5.50% 7/1/39	40,633	46,402
5.50% 9/1/39	794,434	884,189
5.50% 10/1/39	1,346,246	1,499,190
5.50% 12/1/39	5,363,316	5,988,150
5.50% 3/1/40	261,070	292,576
5.50% 7/1/40	4,306,910	4,829,900
5.50% 3/1/41	608,424	681,887
5.50% 6/1/41	5,578,212	6,245,293
5.50% 9/1/41	5,150,960	5,802,408
5.50% 5/1/44	197,137,392	220,906,306
6.00% 11/1/23	1,504	1,691
6.00% 4/1/32	9,193	10,478
6.00% 3/1/34	14,082	16,083

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 8/1/34	8,416	$9,631
6.00% 4/1/35	599,675	685,815
6.00% 9/1/35	148,058	169,125
6.00% 2/1/36	106,925	120,962
6.00% 3/1/36	1,483,154	1,694,255
6.00% 5/1/36	1,178,795	1,344,923
6.00% 6/1/36	492,570	560,823
6.00% 2/1/37	2,223,078	2,535,909
6.00% 5/1/37	1,047,156	1,184,725
6.00% 6/1/37	3,746,885	4,264,030
6.00% 7/1/37	1,393,228	1,589,082
6.00% 8/1/37	664,481	752,872
6.00% 9/1/37	235,858	268,843
6.00% 10/1/37	299,271	339,693
6.00% 1/1/38	503,709	569,419
6.00% 5/1/38	3,197,002	3,632,165
6.00% 7/1/38	59,654	67,886
6.00% 8/1/38	260,323	301,661
6.00% 9/1/38	539,284	614,513
6.00% 10/1/38	2,357,263	2,681,941
6.00% 11/1/38	374,304	425,420
6.00% 12/1/38	16,757	18,998
6.00% 1/1/39	702,316	798,486
6.00% 2/1/39	28,339	32,078
6.00% 9/1/39	6,437,653	7,301,030
6.00% 1/1/40	229,440	259,408
6.00% 3/1/40	797,214	905,116
6.00% 4/1/40	1,295,471	1,469,275
6.00% 9/1/40	616,841	704,416
6.00% 10/1/40	7,934,356	8,997,661
6.00% 5/1/41	9,661,631	10,956,028
6.00% 7/1/41	18,291,176	20,817,007
6.50% 1/1/36	45,471	51,499
6.50% 5/1/40	1,458,905	1,637,890
4.50% 5/1/39	4,008	4,363
4.50% 7/1/40	807,872	879,956
4.50% 11/1/40	62,647	67,836
4.50% 1/1/41	38,214	41,475
4.50% 4/1/41	56,644	62,001
4.50% 5/1/41	885,919	964,380
4.50% 7/1/41	7,187,175	7,838,322
4.50% 8/1/44	543	587
4.50% 10/1/44	8,749,973	9,448,651
4.50% 3/1/46	38,259,462	41,475,876
4.50% 4/1/46	20,930,388	22,688,973
4.50% 5/1/46	5,925,045	6,422,876
5.50% 11/1/32	1,184	1,321
5.50% 4/1/33	5,203	5,822
5.50% 5/1/34	2,122,868	2,379,647
5.50% 3/1/35	4,580	5,136
5.50% 11/1/35	204,793	229,642
5.50% 1/1/36	19,579	21,928

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/36	1,171	$1,310
5.50% 6/1/37	6,100	6,795
5.50% 2/1/38	2,830,830	3,169,146
5.50% 3/1/39	3,230,017	3,648,851
5.50% 6/1/40	629	702
6.00% 9/1/36	919,666	1,061,038
6.00% 12/1/37	1,806,351	2,058,185
6.00% 10/1/39	9,748,494	11,139,777
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/47	290,890,000	311,888,622
Freddie Mac ARM
•2.743% (LIBOR12M + 1.629%) 2/1/47	152,707	154,072
•2.747% (LIBOR12M + 1.622%) 10/1/45	47,360	48,212
•2.921% (LIBOR12M + 1.63%) 10/1/45	89,119	90,755
•2.922% (LIBOR12M + 1.612%) 11/1/44	25,389	26,048
•2.974% (LIBOR12M + 1.62%) 11/1/45	16,736,111	17,079,972
•3.111% (LIBOR12M + 1.62%) 3/1/46	124,605	127,740
Freddie Mac S.F. 30 yr
4.50% 4/1/39	543,566	588,290
4.50% 11/1/39	57,834	62,611
4.50% 2/1/40	169,619	185,486
4.50% 5/1/40	10,805,235	11,777,749
4.50% 3/1/42	6,019,289	6,506,112
4.50% 7/1/42	4,767,832	5,162,298
4.50% 8/1/42	126,562,334	137,508,103
4.50% 12/1/43	4,252,854	4,612,770
4.50% 8/1/44	6,353,158	6,863,951
4.50% 7/1/45	61,357,469	66,124,644
4.50% 12/1/45	12,077,986	12,947,206
4.50% 9/1/46	6,356,929	6,814,575
5.00% 6/1/36	8,403,110	9,214,682
5.00% 5/1/41	4,509,284	4,986,371
5.00% 12/1/41	2,784,502	3,062,308
5.00% 4/1/44	11,594,018	12,777,016
5.50% 12/1/34	261,186	292,452
5.50% 11/1/36	234,860	262,479
5.50% 7/1/37	455,559	507,592
5.50% 9/1/37	232,783	259,264
5.50% 4/1/38	1,982,083	2,208,268
5.50% 6/1/38	5,502	6,105
5.50% 7/1/38	852,256	949,036
5.50% 1/1/39	14,653,590	16,339,518
5.50% 6/1/39	1,058,091	1,177,864
5.50% 3/1/40	564,428	629,070
5.50% 8/1/40	4,982,287	5,546,754

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 1/1/41	659,049	$734,561
5.50% 6/1/41	21,674,853	24,151,537
6.00% 2/1/36	431,728	489,610
6.00% 3/1/36	18,045	20,471
6.00% 9/1/37	541,712	611,345
6.00% 1/1/38	52,992	59,739
6.00% 8/1/38	1,644,028	1,874,405
6.00% 5/1/39	345,370	393,944
6.00% 9/1/39	832,159	938,222
6.00% 5/1/40	3,302,074	3,732,163
6.00% 7/1/40	3,121,416	3,540,205
6.50% 4/1/39	971,691	1,090,665
4.50% 8/1/40	34,552	37,412
4.50% 6/1/42	2,976,877	3,228,761
GNMA I S.F. 30 yr
5.00% 10/15/39	7,172,092	7,938,110
5.50% 2/15/41	1,890,301	2,111,889
7.00% 12/15/34	637,453	745,031
GNMA II S.F. 30 yr
5.00% 9/20/46	8,821,583	9,506,204
5.50% 5/20/37	1,439,805	1,596,517
5.50% 4/20/40	1,046,293	1,138,416
6.00% 10/20/39	5,564,829	6,196,177
6.00% 2/20/40	5,707,295	6,383,023
6.00% 4/20/46	1,742,922	1,949,559
6.50% 10/20/39	2,225,805	2,487,021

Total Agency Mortgage-Backed Securities (Cost $1,599,003,189)		1,596,644,104

CORPORATE BONDS–39.24%
Aerospace & Defense–0.58%
Aviation Capital Group
#144A 2.875% 1/20/22	8,880,000	8,890,424
#144A 4.875% 10/1/25	8,540,000	9,299,859
Rockwell Collins
3.20% 3/15/24	3,940,000	4,018,594
3.50% 3/15/27	2,670,000	2,727,576
United Technologies
2.80% 5/4/24	5,650,000	5,660,009
3.75% 11/1/46	6,075,000	5,873,691

		36,470,153

Air Freight & Logistics–0.09%
United Parcel Service
5.125% 4/1/19	5,473,000	5,749,220

		5,749,220

Airlines–0.36%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27	3,250,349	3,331,607

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	1,858,917	$1,919,332
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	3,936,593	3,975,959
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	3,791,147	3,917,961
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,055,114	2,179,839
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	4,887,728	5,076,175
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,398,000	2,402,604

		22,803,477

Auto Components–0.07%
Lear 3.80% 9/15/27	4,575,000	4,567,009

		4,567,009

Automobiles–0.45%
Ford Motor Credit
3.096% 5/4/23	8,379,000	8,315,785
3.336% 3/18/21	9,346,000	9,566,056
General Motors 6.75% 4/1/46	1,710,000	2,066,999
General Motors Financial 5.25% 3/1/26	7,531,000	8,188,983

		28,137,823

Banks–6.79%
•Abbey National Treasury Services 1.854% 10/17/17	3,500,000	3,501,190
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	1,848,000	1,928,351
Banco Santander 4.25% 4/11/27	11,200,000	11,646,863
Bank of America
µ3.593% 7/21/28	14,195,000	14,350,478
4.183% 11/25/27	22,015,000	22,861,331
µ4.443% 1/20/48	12,150,000	13,190,113
Barclays
4.375% 1/12/26	8,321,000	8,699,056
4.836% 5/9/28	3,245,000	3,365,460
µ8.25% 12/29/49	11,200,000	11,854,360
•Citigroup 2.414% 5/17/24	3,670,000	3,681,016
Citizens Bank
2.55% 5/13/21	3,106,000	3,121,615
2.65% 5/26/22	2,090,000	2,092,769
Citizens Financial Group 2.375% 7/28/21	1,135,000	1,128,836

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group (continued)
4.30% 12/3/25	5,696,000	$5,972,715
#Development Bank of Japan 144A 2.625% 9/1/27	6,416,000	6,340,432
Fifth Third Bancorp 2.60% 6/15/22	3,978,000	3,979,808
Fifth Third Bank
2.25% 6/14/21	4,586,000	4,588,531
3.85% 3/15/26	7,076,000	7,282,443
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,342,931
Huntington National Bank 2.50% 8/7/22	3,765,000	3,745,500
ING Groep 3.95% 3/29/27	2,930,000	3,059,191
JPMorgan Chase & Co.
µ3.54% 5/1/28	5,900,000	5,960,975
µ3.882% 7/24/38	8,820,000	8,910,078
µ4.032% 7/24/48	5,845,000	5,952,519
4.25% 10/1/27	1,182,000	1,249,054
µ4.26% 2/22/48	950,000	999,463
µ6.75% 8/29/49	12,995,000	14,880,055
KeyBank
2.30% 9/14/22	7,545,000	7,477,543
2.40% 6/9/22	7,525,000	7,495,182
3.40% 5/20/26	13,964,000	13,922,202
6.95% 2/1/28	8,227,000	10,380,988
Lloyds Banking Group 3.00% 1/11/22	4,235,000	4,274,322
Manufacturers & Traders Trust 2.50% 5/18/22	4,105,000	4,121,933
PNC Bank 6.875% 4/1/18	9,059,000	9,293,930
PNC Financial Services Group
3.15% 5/19/27	6,930,000	6,934,222
µ5.00% 12/29/49	7,895,000	8,289,750
Regions Financial 2.75% 8/14/22	3,010,000	3,008,221
Royal Bank of Scotland Group
3.875% 9/12/23	4,865,000	4,984,852
µ8.625% 12/29/49	12,705,000	14,118,431
#Santander UK 144A 5.00% 11/7/23	11,685,000	12,654,201
Santander UK Group Holdings 3.571% 1/10/23	1,890,000	1,935,303
SunTrust Bank
2.45% 8/1/22	3,945,000	3,941,393
2.90% 3/3/21	2,936,000	2,988,857
3.30% 5/15/26	7,220,000	7,149,069
µ5.05% 6/15/22	1,025,000	1,050,625
SunTrust Banks 2.70% 1/27/22	1,645,000	1,659,787
SVB Financial Group 3.50% 1/29/25	7,059,000	7,082,432

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank 2.50% 12/14/20	4,915,000	$4,975,505
U.S. Bancorp
2.375% 7/22/26	4,930,000	4,690,911
2.625% 1/24/22	6,160,000	6,249,597
3.15% 4/27/27	13,665,000	13,761,560
3.60% 9/11/24	11,522,000	11,996,635
•USB Capital IX 3.50% 10/29/49	18,814,000	16,778,325
Wells Fargo & Co.
2.625% 7/22/22	3,700,000	3,708,685
µ3.584% 5/22/28	19,755,000	20,019,261
4.75% 12/7/46	9,480,000	10,433,315
Wells Fargo Capital X 5.95% 12/15/36	1,495,000	1,689,350
Westpac Banking
µ4.322% 11/23/31	4,445,000	4,575,430
µ5.00% 12/31/49	1,920,000	1,920,162
#Woori Bank 144A 4.75% 4/30/24	2,600,000	2,710,162
Zions Bancorporation 4.50% 6/13/23	4,826,000	5,113,835

		424,071,109

Beverages–1.12%
Anheuser-Busch InBev Finance 3.65% 2/1/26	32,991,000	34,189,207
#Becle 144A 3.75% 5/13/25	6,779,000	6,856,247
Molson Coors Brewing
3.00% 7/15/26	11,195,000	10,908,462
4.20% 7/15/46	5,924,000	5,964,332
#Pernod Ricard 144A 4.45% 1/15/22	11,468,000	12,281,137

		70,199,385

Biotechnology–0.67%
Biogen 5.20% 9/15/45	11,671,000	13,539,757
Celgene 3.25% 8/15/22	13,252,000	13,692,001
Compass Bank
2.875% 6/29/22	8,645,000	8,613,415
3.875% 4/10/25	6,163,000	6,160,029

		42,005,202

Building Products–0.08%
Lennox International 3.00% 11/15/23	5,080,000	5,094,921

		5,094,921

Capital Markets–4.33%
Bank of New York Mellon
2.50% 4/15/21	3,661,000	3,699,424
µ4.625% 12/29/49	21,405,000	21,890,893
Credit Suisse Group
#144A 4.282% 1/9/28	13,935,000	14,531,573
#µ144A 6.25% 12/29/49	21,792,000	23,242,541

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	13,088,000	$14,055,305
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	4,085,000	4,005,085
#144A 2.485% 9/19/23	21,170,000	20,765,227
E*TRADE Financial
3.80% 8/24/27	6,040,000	6,124,780
µ5.875% 12/29/49	6,650,000	7,098,875
Goldman Sachs Group
2.375% 1/22/18	7,000,000	7,017,002
µ3.691% 6/5/28	21,340,000	21,532,173
5.15% 5/22/45	6,285,000	7,211,722
Jefferies Group
4.85% 1/15/27	4,150,000	4,364,143
6.45% 6/8/27	1,766,000	2,048,592
6.50% 1/20/43	2,305,000	2,642,098
Lazard Group 3.75% 2/13/25	8,919,000	9,111,468
Morgan Stanley
µ3.591% 7/22/28	9,870,000	9,918,981
3.95% 4/23/27	6,025,000	6,141,260
4.375% 1/22/47	13,125,000	13,997,660
5.00% 11/24/25	15,665,000	17,197,396
µNorthern Trust 3.375% 5/8/32	2,705,000	2,709,300
State Street
3.10% 5/15/23	3,665,000	3,731,816
3.30% 12/16/24	3,495,000	3,614,481
UBS 7.625% 8/17/22	12,000,000	14,175,000
UBS Group Funding Switzerland
#144A 3.491% 5/23/23	12,170,000	12,473,570
#144A 4.125% 9/24/25	6,980,000	7,349,810
#144A 4.125% 4/15/26	6,169,000	6,486,101
#144A 4.253% 3/23/28	3,440,000	3,615,624

		270,751,900

Chemicals–1.20%
CF Industries 6.875% 5/1/18	11,624,000	11,972,720
Dow Chemical 8.55% 5/15/19	26,226,000	28,969,971
#Equate Petrochemical 144A 3.00% 3/3/22	3,045,000	3,026,349
#INVISTA Finance 144A 4.25% 10/15/19	6,469,000	6,695,415
#Mexichem SAB de CV 144A 5.50% 1/15/48	2,505,000	2,477,445
Mosaic 5.625% 11/15/43	6,515,000	6,673,321
OCP
#144A 4.50% 10/22/25	4,300,000	4,339,981
#144A 6.875% 4/25/44	2,307,000	2,603,892
#Phosagro OAO via Phosagro Bond Funding 144A 3.95% 11/3/21	3,225,000	3,278,412
PPG Industries 2.30% 11/15/19	4,669,000	4,689,192

		74,726,698

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.62%
#ERAC USA Finance 144A 5.25% 10/1/20	9,964,000	$10,782,850
Penske Truck Leasing
#144A 2.70% 3/14/23	4,655,000	4,621,421
#144A 3.30% 4/1/21	5,508,000	5,657,230
#144A 3.40% 11/15/26	1,815,000	1,796,369
#144A 4.20% 4/1/27	15,170,000	15,940,633

		38,798,503

Construction Materials–0.40%
#Hyundai Capital America 144A 3.00% 3/18/21	9,745,000	9,780,598
#LafargeHolcim Finance US 144A 3.50% 9/22/26	15,505,000	15,385,804

		25,166,402

Consumer Finance–0.12%
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,224,858

		7,224,858

Containers & Packaging–0.21%
#CCL Industries 144A 3.25% 10/1/26	4,815,000	4,597,725
International Paper 4.35% 8/15/48	2,580,000	2,605,764
WestRock
#144A 3.00% 9/15/24	3,040,000	3,047,456
#144A 3.375% 9/15/27	2,840,000	2,834,678

		13,085,623

Diversified Financial Services–0.37%
Berkshire Hathaway 2.75% 3/15/23	4,097,000	4,168,037
Berkshire Hathaway Energy 3.75% 11/15/23	8,456,000	8,922,817
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,933,007
Intercontinental Exchange 3.10% 9/15/27	3,985,000	3,954,223

		22,978,084

Diversified Telecommunication Services–0.95%
AT&T
3.90% 8/14/27	5,330,000	5,351,011
4.25% 3/1/27	6,255,000	6,450,326
4.90% 8/14/37	14,480,000	14,679,836
5.15% 2/14/50	9,035,000	9,114,550
5.25% 3/1/37	2,205,000	2,327,529
#CK Hutchison International 17 144A 2.875% 4/5/22	3,090,000	3,109,914
Digicel Group
#144A 7.125% 4/1/22	670,000	610,263

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Digicel Group (continued)
#144A 8.25% 9/30/20	1,982,000	$1,943,609
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,071,000	3,068,383
Telefonica Emisiones 5.213% 3/8/47	2,775,000	3,065,966
Verizon Communications
4.50% 8/10/33	4,370,000	4,490,152
5.25% 3/16/37	4,485,000	4,933,789

		59,145,328

Electric Utilities–4.00%
#AEP Texas 144A 3.80% 10/1/47	3,490,000	3,473,898
#American Transmission Systems 144A 5.25% 1/15/22	10,471,000	11,513,364
Appalachian Power 3.30% 6/1/27	745,000	753,880
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,321,758
ComEd Financing III 6.35% 3/15/33	3,999,000	4,413,896
Duke Energy
3.15% 8/15/27	4,715,000	4,684,085
3.75% 4/15/24	2,272,000	2,379,639
µEmera 6.75% 6/15/76	24,385,000	27,859,863
Emera US Finance
3.55% 6/15/26	3,265,000	3,292,947
4.75% 6/15/46	7,243,000	7,797,901
#µEnel 144A 8.75% 9/24/73	9,277,000	11,259,959
Enel Americas 4.00% 10/25/26	1,945,000	1,993,547
#Enel Finance International 144A 3.625% 5/25/27	13,280,000	13,333,914
Entergy 2.95% 9/1/26	3,630,000	3,517,263
Entergy Louisiana
3.12% 9/1/27	8,000,000	8,044,605
4.05% 9/1/23	6,495,000	6,933,309
Entergy Mississippi 3.10% 7/1/23	4,333,000	4,378,211
Exelon
3.497% 6/1/22	4,355,000	4,490,785
3.95% 6/15/25	9,985,000	10,446,984
Great Plains Energy 4.85% 6/1/21	3,340,000	3,565,260
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,376,949
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,376,213
LG&E & KU Energy
3.75% 11/15/20	5,957,000	6,199,368
4.375% 10/1/21	7,850,000	8,337,050
#Metropolitan Edison 144A 4.00% 4/15/25	7,386,000	7,602,786

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#New York State Electric & Gas 144A 3.25% 12/1/26	8,185,000	$8,273,842
NextEra Energy Capital Holdings 3.55% 5/1/27	11,700,000	12,049,460
NV Energy 6.25% 11/15/20	6,447,000	7,196,738
Pennsylvania Electric 5.20% 4/1/20	6,100,000	6,478,734
Public Service Co. of New Hampshire 3.50% 11/1/23	4,119,000	4,312,746
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	5,209,002
Southern
2.75% 6/15/20	4,998,000	5,083,562
3.25% 7/1/26	15,949,000	15,795,939
Southwestern Electric Power
6.45% 1/15/19	3,429,000	3,614,509
#Trans-Allegheny Interstate Line 144A
3.85% 6/1/25	3,506,000	3,671,825

		250,033,791

Electronic Equipment, Instruments & Components–0.32%
Allegion US Holding
3.20% 10/1/24	3,295,000	3,292,990
3.55% 10/1/27	11,319,000	11,249,275
#Temasek Financial I 144A
2.375% 1/23/23	2,542,000	2,546,427
Tyco Electronics Group
3.125% 8/15/27	2,735,000	2,733,212

		19,821,904

Equity Real Estate Investment Trusts–2.06%
American Tower
3.55% 7/15/27	40,000	39,825
4.00% 6/1/25	7,339,000	7,600,676
4.40% 2/15/26	9,275,000	9,825,494
#American Tower Trust 1 144A
3.07% 3/15/23	5,831,000	5,854,880
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,365,485
5.25% 2/15/24	4,857,000	5,265,516
Crown Castle International
3.65% 9/1/27	1,285,000	1,286,948
5.25% 1/15/23	5,796,000	6,423,656
#Crown Castle Towers 144A 4.883% 8/15/20	26,778,000	28,384,080
CubeSmart 3.125% 9/1/26	6,735,000	6,486,682
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	5,958,270
#Goodman US Finance Three 144A 3.70% 3/15/28	2,300,000	2,297,351
Hospitality Properties Trust
4.50% 3/15/25	5,307,000	5,462,081

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	$5,777,856
3.875% 4/1/24	3,885,000	3,976,144
Hudson Pacific Properties
3.95% 11/1/27	3,405,000	3,399,226
LifeStorage 3.50% 7/1/26	4,958,000	4,778,744
Physicians Realty 4.30% 3/15/27	2,990,000	3,062,792
Regency Centers 3.60% 2/1/27	5,700,000	5,703,071
SBA Tower Trust
# 144A 2.24% 4/10/18	4,617,000	4,616,085
# 144A 2.898% 10/8/19	3,512,000	3,533,743
WP Carey 4.60% 4/1/24	4,604,000	4,830,441

		128,929,046

Food & Staples Retailing–0.07%
Kroger 2.65% 10/15/26	4,220,000	3,867,127
Sysco 3.75% 10/1/25	300,000	312,035

		4,179,162

Food Products–0.10%
McCormick & Co. 2.70% 8/15/22	2,880,000	2,896,824
#Perusahaan Listrik Negara
144A 4.125% 5/15/27	3,175,000	3,182,290

		6,079,114

Gas Utilities–0.46%
#Boston Gas 144A 3.15% 8/1/27	5,425,000	5,435,466
National Rural Utilities Cooperative Finance
2.70% 2/15/23	6,513,000	6,513,008
2.85% 1/27/25	4,774,000	4,761,357
µ4.75% 4/30/43	8,142,000	8,493,462
µ5.25% 4/20/46	3,504,000	3,738,280

		28,941,573

Health Care Equipment & Supplies–0.53%
Abbott Laboratories
2.80% 9/15/20	3,691,000	3,742,247
4.90% 11/30/46	8,205,000	9,201,328
Becton Dickinson & Co.
3.363% 6/6/24	5,630,000	5,690,787
3.70% 6/6/27	6,625,000	6,711,730
Zimmer Biomet Holdings
4.625% 11/30/19	7,228,000	7,587,268

		32,933,360

Health Care Providers & Services–0.26%
Cigna 3.05% 10/15/27	8,390,000	8,292,434
HCA 5.875% 2/15/26	4,000,000	4,305,000
Magellan Health 4.40% 9/22/24	3,700,000	3,692,688

		16,290,122

Hotels, Restaurants & Leisure–0.09%
MGM Resorts International
4.625% 9/1/26	3,310,000	3,367,925

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide 4.15% 4/1/24	2,045,000	$2,076,362

		5,444,287

Independent Power & Renewable Electricity Producers–0.24%
#AES Gener 144A 5.00% 7/14/25	3,809,000	3,881,063
IPALCO Enterprises 3.45% 7/15/20	10,898,000	11,061,470

		14,942,533

Industrial Conglomerates–0.23%
General Electric
5.55% 5/4/20	2,503,000	2,736,751
6.00% 8/7/19	7,023,000	7,565,468
Roper Technologies 2.80% 12/15/21	4,110,000	4,151,640

		14,453,859

Insurance–1.18%
Allstate 3.28% 12/15/26	3,265,000	3,330,572
MetLife
6.817% 8/15/18	8,289,000	8,654,717
#144A 9.25% 4/8/38	6,723,000	10,000,463
#Metropolitan Life Global
Funding I 144A 3.45% 12/18/26	2,160,000	2,224,437
Nuveen Finance
#144A 2.95% 11/1/19	4,971,000	5,056,244
#144A 4.125% 11/1/24	22,109,000	23,312,736
Progressive 4.125% 4/15/47	5,440,000	5,741,488
Prudential Financial
µ4.50% 9/15/47	885,000	900,576
µ5.375% 5/15/45	4,665,000	5,049,863
XLIT
•3.761% (LIBOR03M + 2.458%) 12/29/49	3,823,000	3,494,872
5.50% 3/31/45	5,900,000	6,227,170

		73,993,138

Internet & Direct Marketing Retail–0.19%
JD.com 3.125% 4/29/21	7,605,000	7,604,140
Priceline Group 3.55% 3/15/28	4,015,000	4,030,422

		11,634,562

Internet Software & Services–0.05%
#Myriad International Holdings 144A 4.85% 7/6/27	2,805,000	2,907,383

		2,907,383

Life Sciences Tools & Services–0.46%
Thermo Fisher Scientific 3.00% 4/15/23	27,966,000	28,463,235

		28,463,235

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery–0.42%
3M 2.875% 10/15/27	6,190,000	$6,165,939
Eaton 3.103% 9/15/27	9,510,000	9,415,204
#Siemens Financierings-maatschappij 144A 3.125% 3/16/24	10,555,000	10,793,658

		26,374,801

Media–1.35%
#CCO Holdings 144A 5.125% 5/1/27	3,750,000	3,810,937
Comcast 3.15% 2/15/28	11,235,000	11,208,316
Discovery Communications
3.95% 3/20/28	5,290,000	5,263,254
5.00% 9/20/37	2,715,000	2,765,416
Grupo Televisa
5.00% 5/13/45	3,294,000	3,328,541
6.125% 1/31/46	1,660,000	1,940,013
Historic TW 6.875% 6/15/18	13,957,000	14,440,356
#Sirius XM Radio 144A 5.00% 8/1/27	3,680,000	3,772,000
Time Warner Cable
6.75% 6/15/39	6,015,000	7,239,192
7.30% 7/1/38	14,995,000	18,877,063
Time Warner Entertainment 8.375% 3/15/23	7,690,000	9,566,376
#Virgin Media Secured Finance 144A 5.50% 8/15/26	2,000,000	2,112,500

		84,323,964

Metals & Mining–0.98%
#Anglo American Capital 144A 4.875% 5/14/25	13,031,000	13,832,764
ArcelorMittal 6.125% 6/1/25	3,500,000	4,042,500
Barrick North America Finance 5.75% 5/1/43	11,310,000	13,762,895
#µBHP Billiton Finance USA 144A 6.25% 10/19/75	17,930,000	19,731,965
#FMG Resources August 2006 Pty 144A 5.125% 5/15/24	3,750,000	3,810,937
Freeport-McMoRan 4.55% 11/14/24	4,000,000	4,024,000
Vale Overseas 5.875% 6/10/21	2,151,000	2,370,402

		61,575,463

Mortgage Real Estate Investment Trusts–0.04%
#Trust F/1401 144A 5.25% 1/30/26	2,071,000	2,221,148

		2,221,148

Multiline Retail–0.20%
Dollar General 3.875% 4/15/27	11,885,000	12,376,523

		12,376,523

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities–1.20%
Ameren 2.70% 11/15/20	367,000	$372,104
Ameren Illinois 9.75% 11/15/18	12,768,000	13,825,215
CMS Energy 6.25% 2/1/20	6,721,000	7,331,409
Consumers Energy 3.25% 8/15/46	4,935,000	4,551,807
Dominion Energy 3.625% 12/1/24	1,692,000	1,752,571
DTE Energy
2.85% 10/1/26	8,590,000	8,252,512
3.30% 6/15/22	6,657,000	6,831,047
Fortis 3.055% 10/4/26	24,550,000	23,739,244
Union Electric 2.95% 6/15/27	4,280,000	4,245,868
Wisconsin Electric Power 4.30% 12/15/45	3,879,000	4,132,372

		75,034,149

Oil, Gas & Consumable Fuels–3.07%
Anadarko Petroleum 6.60% 3/15/46	11,020,000	13,691,900
Enbridge 3.70% 7/15/27	8,410,000	8,543,596
Energy Transfer
6.125% 12/15/45	12,230,000	13,478,377
9.70% 3/15/19	4,172,000	4,609,799
µEnlink Midstream Partners 6.00% 12/15/22	2,855,000	2,860,491
µEnterprise Products Operating 7.034% 1/15/68	1,419,000	1,440,285
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	3,170,000	3,254,005
Magellan Midstream Partners 4.20% 10/3/47	4,760,000	4,722,354
Marathon Oil 4.40% 7/15/27	11,050,000	11,289,810
MPLX 4.875% 12/1/24	10,915,000	11,778,918
Murphy Oil 6.875% 8/15/24	3,500,000	3,740,590
Noble Energy
3.85% 1/15/28	4,175,000	4,191,887
4.95% 8/15/47	850,000	869,888
5.05% 11/15/44	15,205,000	15,751,262
ONEOK
4.95% 7/13/47	4,805,000	4,836,288
7.50% 9/1/23	8,950,000	10,733,646
#Pertamina Persero 144A 4.875% 5/3/22	4,600,000	4,944,356
Petrobras Global Finance
#144A 5.299% 1/27/25	1,498,000	1,497,626
7.375% 1/17/27	4,060,000	4,478,180
Petroleos Mexicanos
#144A 6.75% 9/21/47	4,820,000	5,140,048
6.75% 9/21/47	1,370,000	1,460,968
Plains All American Pipeline 3.85% 10/15/23	3,475,000	3,492,806
8.75% 5/1/19	6,275,000	6,862,284

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	7,675,000	$8,479,147
5.75% 5/15/24	14,755,000	16,436,636
Sunoco Logistics Partners Operations 5.40% 10/1/47	1,870,000	1,909,245
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	2,665,000	2,648,360
Transcanada Trust
µ5.30% 3/15/77	3,540,000	3,630,713
µ5.875% 8/15/76	4,235,000	4,605,563
Woodside Finance
#144A 3.65% 3/5/25	3,481,000	3,511,353
#144A 8.75% 3/1/19	6,569,000	7,162,514

		192,052,895

Paper & Forest Products–0.33%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,868,246

		20,868,246

Pharmaceuticals–0.54%
Mylan 3.95% 6/15/26	4,806,000	4,901,762
Pfizer 3.00% 12/15/26	8,055,000	8,166,136
Shire Acquisitions Investments Ireland
2.40% 9/23/21	3,265,000	3,256,649
2.875% 9/23/23	10,330,000	10,279,710
Zoetis 3.00% 9/12/27	7,395,000	7,322,576

		33,926,833

Real Estate Management & Development–0.13%
Cooperatieve Rabobank 3.75% 7/21/26	7,737,000	7,864,169

		7,864,169

Semiconductors & Semiconductor Equipment–0.10%
NXP
#144A 4.125% 6/1/21	5,060,000	5,306,675
#144A 4.625% 6/1/23	1,115,000	1,201,413

		6,508,088

Software–0.32%
CDK Global 5.00% 10/15/24	5,523,000	5,951,033
Microsoft
3.70% 8/8/46	1,850,000	1,870,527
4.25% 2/6/47	8,865,000	9,826,289
Oracle 1.90% 9/15/21	2,254,000	2,238,823

		19,886,672

Specialty Retail–0.12%
Lowe’s 3.70% 4/15/46	7,727,000	7,515,138

		7,515,138

Technology Hardware, Storage & Peripherals–0.24%
Apple 2.90% 9/12/27	5,830,000	5,794,289

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International
#144A 6.02% 6/15/26	4,393,000	$4,886,825
#144A 8.10% 7/15/36	3,535,000	4,435,608

		15,116,722

Textiles, Apparel & Luxury Goods–0.08%
Coach 4.125% 7/15/27	4,780,000	4,814,661

		4,814,661

Tobacco–0.41%
BAT Capital
#144A 3.557% 8/15/27	7,435,000	7,524,960
#144A 4.39% 8/15/37	9,030,000	9,296,987
Reynolds American 4.45% 6/12/25	8,010,000	8,599,078

		25,421,025

Trading Companies & Distributors–0.96%
#µAerCap Global Aviation Trust 144A 6.50% 6/15/45	13,385,000	14,706,769
AerCap Ireland Capital DAC 3.65% 7/21/27	11,483,000	11,417,989
Air Lease
3.00% 9/15/23	7,140,000	7,132,332
3.625% 4/1/27	5,800,000	5,815,520
#BOC Aviation 144A 2.375% 9/15/21	4,095,000	4,026,147
International Lease Finance
8.625% 1/15/22	10,490,000	12,867,807
United Rentals North America 5.50% 5/15/27	3,900,000	4,168,125

		60,134,689

Wireless Telecommunication Services–0.10%
Sprint 7.875% 9/15/23	3,500,000	4,068,750
#VimpelCom Holdings 144A 5.95% 2/13/23	2,000,000	2,177,000

		6,245,750

Total Corporate Bonds (Cost $2,380,706,637)		2,452,283,700

LOAN AGREEMENTS–0.58%
•First Data 1st Lien 3.737% (LIBOR03M + 2.50%) 4/26/24	12,771,672	12,827,548
•Level 3 Financing 1st Lien 3.486% (LIBOR03M + 2.25%) 2/22/24	11,950,000	11,958,425

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Univision Communications Tranche C 1st Lien 3.985% (LIBOR03M + 2.75%) 3/15/24	11,449,800	$11,362,552

Total Loan Agreements (Cost $35,890,288)		36,148,525

MUNICIPAL BONDS–2.30%
Bay Area, California Toll Authority Series S3 6.907% 10/1/50	11,955,000	18,292,106
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	2,180,000	2,089,879
California State Various Purposes 7.55% 4/1/39	2,320,000	3,560,272
Commonwealth of Massachusetts Series C 5.00% 10/1/25	1,050,000	1,288,613
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	13,465,000	19,904,367
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	5,615,000	7,262,273
New Jersey Turnpike Authority (Build America Bonds) Series F 7.414% 1/1/40	2,267,000	3,420,518
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	11,776,000	17,201,439
New York City, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	15,345,000	20,632,427
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,225,000	4,535,318
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	14,775,000	17,880,114
Oregon State Taxable Pension 5.892% 6/1/27	3,040,000	3,712,478

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
South Carolina Public Service Authority Series D 4.77% 12/1/45	2,763,000	$2,850,836
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	6,610,000	7,694,701
Series A 5.00% 10/15/45	2,315,000	2,680,909
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	8,070,000	10,778,857

Total Municipal Bonds (Cost $111,842,134)		143,785,107

NON-AGENCY ASSET-BACKED SECURITIES–6.97%
American Express Credit Account Master Trust
•Series 2013-2 A 1.654% (LIBOR01M + 0.42%) 5/17/21	2,953,000	2,964,516
•Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24	270,000	272,085
•Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25	2,620,000	2,632,787
#•AMMC CLO 16 Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29	14,850,000	14,945,649
#•AMMC CLO 19 Series 2016-19A A 144A 2.804% (LIBOR03M + 1.50%) 10/15/28	3,000,000	3,011,910
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	208,074	207,942
Avery Point VI CLO
#•Series 2015-6A A 144A 2.762% (LIBOR03M + 1.45%) 8/5/27	8,350,000	8,373,221
#•Series 2015-6A B 144A 3.262% (LIBOR03M + 1.95%) 8/5/27	3,000,000	3,013,383
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	5,242,000	5,240,838
#Series 2014-1A A 144A 2.46% 7/20/20	6,919,000	6,941,172
BA Credit Card Trust
•Series 2016-A1 A 1.624% (LIBOR01M + 0.39%) 10/15/21	6,421,000	6,448,563

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	$3,505,038
•Barclays Dryrock Issuance Trust Series 2017-1 A 1.557% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,385,152
#•Benefit Street Partners CLO X Series 2016-10A A1 144A 2.794% (LIBOR03M + 1.49%) 1/15/29	3,500,000	3,538,595
#•Black Diamond CLO Series 2017-1A A1A 144A 2.476% (LIBOR03M + 1.29%) 4/24/29	9,000,000	9,039,501
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,509,043
•Capital One Multi-Asset Execution Trust Series 2014-A4 A4 1.594% (LIBOR01M + 0.36%) 6/15/22	6,517,000	6,542,549
#•Cedar Funding VI CLO Series 2016-6A A1 144A 2.777% (LIBOR03M + 1.47%) 10/20/28	9,600,000	9,731,741
#•CIFC Funding Series 2017-1A A 144A 2.667% (LIBOR03M + 1.36%) 4/23/29	9,500,000	9,527,303
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 1.721% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,086,591
•Series 2017-A5 A5 1.856% (LIBOR01M + 0.62%) 4/22/26	5,165,000	5,218,896
•Series 2017-A6 A6 2.007% (LIBOR01M + 0.77%) 5/14/29	2,155,000	2,176,767
•Series 2017-A7 A7 1.602% (LIBOR01M + 0.37%) 8/8/24	3,525,000	3,537,691
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.493% 11/25/36	4,987,000	5,222,004
•CNH Equipment Trust Series 2016-B A2B 1.634% (LIBOR01M + 0.40%) 10/15/19	551,857	552,345
#•Crestline Denali CLO XV Series 2017-1A A 144A 2.485% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,091,512

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21	4,180,000	$4,200,377
•Series 2016-A2 A2 1.774% (LIBOR01M + 0.54%) 9/15/21	3,840,000	3,864,146
•Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%) 7/15/24	2,400,000	2,425,339
•Series 2017-A3 A3 1.464% (LIBOR01M + 0.23%) 10/17/22	6,125,000	6,137,071
•Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26	8,890,000	8,978,661
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 1.804% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,807,644
•Series 2015-4 A2 1.834% (LIBOR01M + 0.60%) 8/15/20	5,990,000	6,013,071
•Series 2017-1 A2 1.654% (LIBOR01M + 0.42%) 5/15/22	2,775,000	2,786,203
#•Golden Credit Card Trust Series 2014-2A A 144A 1.684% (LIBOR01M + 0.45%) 3/15/21	11,265,000	11,310,936
#•GoldenTree Loan Management US CLO 1 Series 2017-1A A 144A 2.527% (LIBOR03M + 1.22%) 4/20/29	11,120,000	11,250,693
#•Golub Capital Partners CLO 19B-R Series 2017-19RA A1A 144A 2.492% (LIBOR03M + 1.30%) 7/26/29	10,000,000	10,067,660
#•Grippen Park CLO Series 2017-1A A 144A 2.506% (LIBOR03M + 1.26%) 1/20/30	12,000,000	12,084,696
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,494,600	1,398,228
#•Hull Street CLO Series 2014-1A AR 144A 2.524% (LIBOR03M + 1.22%) 10/18/26	9,000,000	9,020,979
ICG US CLO #•Series 2014-3A A1AR 144A 2.544% (LIBOR03M + 1.23%) 1/25/27	5,000,000	5,011,255
#•Series 2017-1A A 144A 2.588% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,106,047

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
JFIN CLO
#•Series 2014-1A A 144A 2.807% (LIBOR03M + 1.50%) 4/21/25	9,500,000	$9,501,929
#•Series 2016-1A A2A 144A 2.067% (LIBOR03M + 0.75%) 7/27/28	500,000	490,749
#•Series 2017-1A A1 144A 2.783% (LIBOR03M + 1.47%) 4/24/29	14,245,000	14,324,102
#•µKKR Financial CLO Series 2013-1A A1R 144A 2.594% (LIBOR03M + 1.29%) 4/15/29	10,000,000	10,103,880
#•KVK CLO Series 2015-1A AR 144A 2.561% (LIBOR03M + 1.25%) 5/20/27	9,000,000	9,023,481
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.794% (LIBOR01M + 0.56%) 7/16/18	502,640	502,765
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%) 5/15/20	5,054,000	5,067,834
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.867% (LIBOR01M + 0.63%) 9/25/35	500,284	500,461
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21	3,335,000	3,358,383
#•Northwoods Capital XV Series 2017-15A A 144A 2.555% (LIBOR03M + 1.30%) 6/20/29	5,500,000	5,536,916
#•Shackleton X CLO Series 2017-10A A 144A 2.637% (LIBOR03M + 1.33%) 4/20/29	4,000,000	4,047,104
#•Sound Point CLO XV Series 2017-1A A 144A 2.703% (LIBOR03M + 1.39%) 1/23/29	2,000,000	2,009,464
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	5,250,000	5,252,122
#•Telos CLO Series 2013-4A A 144A 2.604% (LIBOR03M + 1.30%) 7/17/24	11,500,000	11,521,413
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.944% (LIBOR03M + 1.64%) 1/18/26	6,265,000	6,266,460

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•TIAA CLO Series 2017-1A A 144A 2.49% (LIBOR03M + 1.28%) 4/20/29	9,320,000	$9,372,015
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	3,411,765	3,429,930
#•Series 2015-6 A1B 144A 2.75% 4/25/55	3,634,381	3,653,724
#•Series 2016-1 A1B 144A 2.75% 2/25/55	2,590,106	2,603,874
#•Series 2016-2 A1 144A 3.00% 8/25/55	2,317,824	2,344,112
#•Series 2016-3 A1 144A 2.25% 4/25/56	3,259,839	3,243,620
#•Series 2017-1 A1 144A 2.75% 10/25/56	2,564,402	2,577,902
#•Series 2017-2 A1 144A 2.75% 4/25/57	1,380,787	1,388,187
Toyota Auto Receivables Owner Trust
Series 2015-B A3 1.27% 5/15/19	2,833,600	2,832,039
Series 2016-C A2A 1.00% 1/15/19	1,205,556	1,204,758
•Series 2017-B A2B 1.294% (LIBOR01M + 0.06%) 1/15/20	10,145,000	10,143,177
#•Trinitas CLO VI Series 2017-6A A 144A 2.655% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,817,392
#•Venture CDO Series 2016-25A A1 144A 2.797% (LIBOR03M + 1.49%) 4/20/29	3,920,000	3,938,495
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	4,405,000	4,391,093
Volvo Financial Equipment
#Series 2014-1A B 144A 1.66% 11/16/20	3,757,000	3,756,081
#Series 2017-1A A2 144A 1.55% 10/15/19	4,940,000	4,937,340
#•Voya CLO Series 2017-1A A1 144A 2.42% (LIBOR03M + 1.25%) 4/17/30	5,000,000	5,062,705
•Wells Fargo Dealer Floorplan Master Note Trust Series 2015-1 A 1.736% (LIBOR01M + 0.50%) 1/20/20	4,377,000	4,381,710
#Wheels SPV 2 Series 2017-1A A2 144A 1.88% 4/20/26	3,415,000	3,411,854

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•World Financial Network Credit Card Master Trust Series 2015-A A 1.714% (LIBOR01M + 0.48%) 2/15/22	4,220,000	$4,227,302
#•Zais CLO 6 Series 2017-1A A1 144A 2.572% (LIBOR03M + 1.37%) 7/15/29	9,000,000	9,060,831

Total Non-Agency Asset-Backed Securities (Cost $432,505,042)		435,465,004

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.99%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.825% 1/25/45	3,173,430	3,236,518
#•Series 2015-1 B2 144A 3.825% 1/25/45	1,793,186	1,804,484
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.426% 6/25/29	2,089,527	2,126,673
#•Series 2014-2 B2 144A 3.426% 6/25/29	778,496	789,082
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	2,896,000	2,896,129
#•Series 2015-1 B1 144A 2.615% 12/25/44	3,998,329	3,974,671
#•Series 2015-1 B2 144A 2.615% 12/25/44	3,719,307	3,679,438
#•Series 2015-4 B1 144A 3.628% 6/25/45	2,985,661	2,940,663
#•Series 2015-4 B2 144A 3.628% 6/25/45	2,138,186	2,082,087
#•Series 2015-5 B2 144A 2.859% 5/25/45	3,308,226	3,245,763
#•Series 2015-6 B1 144A 3.623% 10/25/45	2,150,320	2,130,904
#•Series 2015-6 B2 144A 3.623% 10/25/45	2,084,843	2,044,500
#•Series 2016-4 B1 144A 3.903% 10/25/46	1,586,646	1,618,457
#•Series 2016-4 B2 144A 3.903% 10/25/46	2,706,901	2,787,534
#•Series 2017-1 B2 144A 3.562% 1/25/47	4,944,595	4,973,590
#•Series 2017-2 A3 144A 3.50% 5/25/47	2,392,750	2,438,268
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	1,483,595	1,531,105
#•Series 2017-1A A1 144A 4.00% 2/25/57	3,296,028	3,431,971
#•Series 2017-2A A3 144A 4.00% 3/25/57	3,107,491	3,248,421

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust
•Series 2013-4 B2 3.49% 4/25/43	1,937,064	$1,933,928
#•Series 2014-2 A4 144A 3.50% 7/25/44	2,196,454	2,238,238
#•Series 2015-1 B2 144A 3.875% 1/25/45	2,266,989	2,287,547
#•Series 2017-4 A1 144A 3.50% 7/25/47	2,549,213	2,598,304
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.114% 9/25/37	1,966,426	1,980,455

Total Non-Agency Collateralized Mortgage Obligations (Cost $60,853,657)		62,018,730

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.95%
•Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50	2,180,000	2,234,020
BANK 2017
•Series 2017-BNK4 XA 1.62% 5/15/50	27,323,804	2,722,159
Series 2017-BNK5 A5 3.39% 6/15/60	9,395,000	9,586,794
•Series 2017-BNK5 B 3.896% 6/15/60	4,085,000	4,166,079
Series 2017-BNK7 A5 3.435% 9/15/60	4,470,000	4,570,752
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	239,335	239,234
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,480,000	5,561,394
•Series 2016-CD2 A4 3.526% 11/10/49	4,020,000	4,156,789
CFCRE Commercial Mortgage Trust
#•Series 2011-C2 C 144A 5.945% 12/15/47	4,875,000	5,354,996
Series 2016-C7 A3 3.839% 12/10/54	7,610,000	7,971,600
Series 2017-C8 A4 3.572% 6/15/50	2,790,000	2,872,902
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	4,941,000	5,149,816

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	$14,195,058
Series 2016-P3 A4 3.329% 4/15/49	8,717,000	8,904,237
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	5,355,000	5,392,302
#Series 2013-WWP A2 144A 3.424% 3/10/31	2,235,000	2,337,985
Series 2014-CR16 A4 4.051% 4/10/47	5,347,000	5,711,098
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,149,717
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	11,376,922
#Series 2015-3BP A 144A 3.178% 2/10/35	22,346,000	22,562,383
Series 2015-CR23 A4 3.497% 5/10/48	3,327,000	3,440,250
◆Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	4,613,000	4,835,161
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	14,100,000	14,344,157
Series 2016-C3 A5 2.89% 9/10/49	6,360,000	6,276,642
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46	6,552,000	7,116,383
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	16,624,000	17,200,652
#Series 2014-GRCE B 144A 3.52% 6/10/28	5,588,000	5,722,384
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,023,000	3,185,622
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,721,326
•Series 2017-GS5 XA 0.971% 3/10/50	91,174,099	5,947,514
Series 2017-GS6 A3 3.433% 5/10/50	4,900,000	5,028,772
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	4,355,000	4,578,098
Series 2015-C33 A4 3.77% 12/15/48	16,643,000	17,480,031

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	$11,857,771
Series 2016-C4 A3 3.141% 12/15/49	7,000,000	7,029,700
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.703% 8/12/37	1,656,000	1,709,350
Series 2013-LC11 B 3.499% 4/15/46	8,529,000	8,514,212
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	9,163,492
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	10,457,343
#Series 2016-WIKI A 144A 2.798% 10/5/31	4,525,000	4,580,372
#Series 2016-WIKI B 144A 3.201% 10/5/31	4,395,000	4,466,055
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	4,797,979	3,833,297
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,533,000	4,743,654
Series 2015-C23 A4 3.719% 7/15/50	18,182,000	19,004,521
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,875,294
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	5,006,648
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	2,345,000	2,227,874
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	5,951,120
UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	1,668,530	1,728,161
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,398,604
Series 2014-LC18 A5 3.405% 12/15/47	4,251,000	4,367,611
Series 2015-NXS3 A4 3.617% 9/15/57	4,455,000	4,629,851
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,644,701
Series 2017-C38 A5 3.453% 7/15/50	5,730,000	5,881,126

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	$11,640,786

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $374,735,508)		371,804,772

ΔSOVEREIGN BONDS–0.19%
Bermuda–0.04%
#Bermuda Government International Bond 144A 3.717% 1/25/27	2,200,000	2,238,500

		2,238,500

Colombia–0.04%
Colombia Government International Bond 5.00% 6/15/45	2,154,000	2,221,313

		2,221,313

Croatia–0.03%
#Croatia Government International Bond 144A 5.50% 4/4/23	1,748,000	1,943,374

		1,943,374

Jordan–0.02%
#Jordan Government International Bond 144A 5.75% 1/31/27	1,300,000	1,277,943

		1,277,943

Saudi Arabia–0.06%
#Saudi Government International Bond 144A 2.875% 3/4/23	3,992,000	3,981,521

		3,981,521

Total Sovereign Bonds (Cost $11,444,136)		11,662,651

SUPRANATIONAL BANK–0.07%
#Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27	4,150,000	4,271,906

Total Supranational Bank (Cost $4,070,071)		4,271,906

U.S. TREASURY OBLIGATIONS–4.80%
U.S. Treasury Bonds 2.75% 8/15/47	191,095,000	186,978,240

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.375% 9/15/20	7,800,000	$7,746,832
1.625% 8/31/22	350,000	345,235
1.875% 7/31/22	51,240,000	51,134,917
2.25% 8/15/27	54,270,000	53,908,551

Total U.S. Treasury Obligations (Cost $303,375,072)		300,113,775

	Number of Shares

PREFERRED STOCK–0.54%
µBank of America 6.50%	8,780,000	9,937,863
µGeneral Electric 5.00%	15,380,000	16,286,651
µIntegrys Holding 6.00%	248,850	7,082,893
#•USB Realty 2.451% (LIBOR03M + 1.147%)	615,000	540,431

Total Preferred Stock (Cost $31,617,204)		33,847,838

	Principal Amount°

SHORT-TERM INVESTMENTS–7.75%
Certificates of Deposit–1.51%
Abbey National Treasury Services 0.00% 12/7/17	2,500,000	2,501,076
Banco Estado Chile
1.32% 10/20/17	18,500,000	18,501,066
1.40% 12/28/17	18,500,000	18,502,845
Bank of Montreal Chicago 1.40% 12/7/17	2,500,000	2,500,537
BNP Paribas New York Branch 1.47% 12/7/17	2,500,000	2,501,215
Toronto Dominion Bank New York
1.18% 10/16/17	25,000,000	25,000,088
1.30% 11/28/17	25,000,000	25,002,175

		94,509,002

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper–6.03%
Abbey National Treasury Services 1.06% 10/2/17	48,335,000	$48,333,577
BNP Paribas New York Branch 1.05% 10/2/17	7,840,000	7,839,771
Cornell University 1.244% 11/15/17	13,200,000	13,183,104
CPPIB Capital 1.12% 10/3/17	48,000,000	47,993,914
Credit Suisse New York 1.511% 3/28/18	28,000,000	27,790,700
DNB Bank 1.171% 10/27/17	48,000,000	47,956,618
Duke University 1.234% 11/9/17	20,159,000	20,133,471
Harvard University
1.12% 10/6/17	25,014,000	25,008,722
1.162% 11/3/17	5,270,000	5,264,323
JPMorgan Securities 1.339% 10/2/17	24,500,000	24,497,550
Koch Resources 1.171% 10/23/17	44,000,000	43,965,944
Societe Generale 1.03% 10/2/17	43,735,000	43,733,749
St Joseph County In 1.213% 10/16/17	19,500,000	19,489,860
University of Chicago 1.231% 10/23/17	1,515,000	1,513,818

		376,705,121

Floating Rate Note–0.21%
JPMorgan Securities 1.593% 10/19/17	13,500,000	13,503,969

Total Short Term Investments (Cost $484,713,774)		484,718,092

TOTAL VALUE OF SECURITIES–105.54% (Cost $6,483,690,829)	$6,595,497,858
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.54%)	(346,085,360)

NET ASSETS APPLICABLE TO 449,726,261 SHARES OUTSTANDING–100.00%	$6,249,412,498

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $1,098,785,923, which represents 17.58% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Schedule of Investments (continued)

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2017.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $557,808 cash collateral held at broker and $1,419,091 foreign currencies collateral due to broker for futures contracts as of September 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(1,100) Euro-Bund	$(210,448,464)	$(209,327,491)	12/8/17	$1,120,973	$—
(427) Long Gilt	(71,068,475)	(70,881,658)	12/28/17	186,817	—
(705) U.S. Treasury 5 yr Notes	(83,562,064)	(82,837,500)	1/2/18	724,564	—
(1,634) U.S. Treasury 10 yr Notes	(204,885,512)	(204,760,625)	12/20/17	124,887	—
446 U.S. Treasury Long Bonds	69,354,882	68,154,375	12/20/17	—	(1,200,507)

Total Futures Contracts				$2,157,241	$(1,200,507)

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Unrealized Depreciation
Centrally Cleared:
30 yr IRS
-Semiannual/Quarterly	3,305,000	2.661%	(1.334%)	1/27/47	$(95,678)	$(95,678)
30 yr IRS
-Semiannual/Quarterly	5,280,000	2.687%	(1.334%)	1/30/47	(181,929)	(181,929)

Total IRS Contracts					$(277,607)	$(277,607)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

BNP–Banque Paribas

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

IRS–Interest Rate Swap

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$571,027,403	$9,971,599	$580,999,002
Agency Commercial Mortgage-Backed Securities	—	81,734,652	—	81,734,652
Agency Mortgage-Backed Securities	—	1,596,644,104	—	1,596,644,104
Corporate Bonds	—	2,452,283,700	—	2,452,283,700
Municipal Bonds	—	143,785,107	—	143,785,107
Non-Agency Asset-Backed Securities	—	435,465,004	—	435,465,004
Non-Agency Collateralized Mortgage Obligations	—	62,018,730	—	62,018,730
Non-Agency Commercial Mortgage-Backed Securities	—	371,804,772	—	371,804,772
Loan Agreements	—	36,148,525	—	36,148,525
Sovereign Bonds	—	11,662,651	—	11,662,651
Supranational Banks	—	4,271,906	—	4,271,906
U.S. Treasury Obligations	—	300,113,775	—	300,113,775
Preferred Stock	—	33,847,838	—	33,847,838
Short-Term Investments	—	484,718,092	—	484,718,092

Total Investments	$—	$6,585,526,259	$9,971,599	$6,595,497,858

Derivatives:
Assets:
Futures Contracts	$2,157,241	$—	$—	$2,157,241

Liabilities:
Futures Contracts	$(1,200,507)	$—	$—	$(1,200,507)

Swap Contracts	$—	$(277,607)	$—	$(277,607)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Bond Fund–28

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.07%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.937% (LIBOR01M + 1.70%) 4/25/28	18,758	$18,766
•Series 2016-C03 1M1 3.237% (LIBOR01M + 2.00%) 10/25/28	617,656	628,109
•Series 2016-C04 1M1 2.687% (LIBOR01M + 1.45%) 1/25/29	474,393	478,804
•Series 2017-C01 1M1 2.537% (LIBOR01M + 1.30%) 7/25/29	431,201	435,304
*Fannie Mae Interest Strip Series 409 C3 3.00% 5/25/27	8,454,171	722,693
Fannie Mae REMICs
•Series 2005-106 QF 1.747% (LIBOR01M + 0.51%) 12/25/35	1,322,514	1,335,594
•Series 2006-40 F 1.537% (LIBOR01M + 0.30%) 5/25/36	89,704	89,672
*Series 2012-150 DI 3.00% 1/25/28	20,903,681	2,049,913
•*Series 2017-69 SG 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47	1,305,107	295,147
Freddie Mac REMICs
•Series 3152 JF 1.684% (LIBOR01M + 0.45%) 8/15/35	82,431	82,682
•Series 3311 VF 1.474% (LIBOR01M + 0.24%) 5/15/37	216,854	216,058
•Series 3780 LF 1.634% (LIBOR01M + 0.40%) 3/15/29	2,954	2,954
•Series 3800AF1.734% (LIBOR01M + 0.50%) 2/15/41	289,728	291,451
*Series 4096 EI 3.00% 8/15/27	18,290,727	1,765,999
*Series 4600 WI 3.50% 5/15/36	11,217,596	1,916,595
*Series 4700 WI 3.50% 1/15/44	6,394,222	895,420
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2016-DNA3 M1 2.337% (LIBOR01M + 1.10%) 12/25/28	1,163,810	1,166,611
•Series 2016-HQA2 M1 2.437% (LIBOR01M + 1.20%) 11/25/28	1,179,805	1,181,138

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA
•Series 2010-46 MF 1.634% (LIBOR01M + 0.40%) 5/16/34	294,617	$295,982
•*Series 2017-80 AS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47	14,200,765	3,149,710
•*Series 2017-91 SM 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47	1,055,367	244,307
•*Series 2017-117 SD 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	1,033,406	222,912
•*Series 2017-120 QS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	907,592	191,754

Total Agency Collateralized Mortgage Obligations (Cost $17,415,916)		17,677,575

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.59%
#•FREMF Mortgage Trust Series 2014-K716 B 144A 4.082% 8/25/47	4,820,000	4,999,348

Total Agency Commercial Mortgage-Backed Security (Cost $4,994,566)		4,999,348

AGENCY MORTGAGE-BACKED SECURITIES–1.51%
Fannie Mae S.F. 30 yr
4.50% 5/1/46	781,398	847,053
5.50% 2/1/38	384,649	430,619
5.50% 2/1/42	10,162,220	11,339,910
6.00% 12/1/37	245,277	279,472

Total Agency Mortgage-Backed Securities (Cost $12,881,608)		12,897,054

CONVERTIBLE BONDS–0.57%
#Aerojet Rocketdyne Holdings 144A 2.25%, exercise price $26.00, maturity date 12/15/23	24,000	35,865
Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	29,000	29,870

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Ares Capital 144A 3.75%, exercise price $19.39, maturity date 2/1/22	13,000	$13,260
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	30,047
Blackhawk Network Holdings 1.50%, exercise price $49.83, maturity date 1/15/22	51,000	57,120
Blackstone Mortgage Trust 4.375%, exercise price $35.67, maturity date 5/5/22	719,000	727,089
Blackstone Mortgage Trust 5.25%, exercise price $27.67, maturity date 12/1/18	52,000	59,507
Brookdale Senior Living 2.75%, exercise price $29.33, maturity date 6/15/18	722,000	721,097
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	65,000	60,206
Cemex 3.72%, exercise price $11.01, maturity date 3/15/20	33,000	37,084
Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	59,074
#Clearwire Communications144A 8.25%, exercise price $7.08, maturity date 12/1/40	114,000	115,710
#DISH Network 144A 2.375%, exercise price $82.22, maturity date 3/15/24	49,000	48,816
DISH Network 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	20,227
#GAIN Capital Holdings 144A 5.00%, exercise price $8.20, maturity date 8/15/22	600,000	615,375
fGeneral Cable 4.50%, exercise price $31.01, maturity date 11/15/29	883,000	786,974
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	62,000	61,380
#Insulet 144A 1.25%, exercise price $58.37, maturity date 9/15/21	28,000	31,815
#•µKaman 144A 3.25%, exercise price $65.26, maturity date 5/1/24	45,000	48,938
Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	52,037

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 1.75%, exercise price $341.10, maturity date 9/30/46	45,000	$53,550
Liberty Media 2.25%, exercise price $104.55, maturity date 9/30/46	15,000	16,013
Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	34,856
#Neurocrine Biosciences 144A 2.25%, exercise price $75.92, maturity date 5/15/24	23,000	26,234
New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	61,000	63,135
NXP Semiconductors 1.00%, exercise price $102.84, maturity date 12/1/19	47,000	57,046
ON Semiconductor 1.00%, exercise price $18.50, maturity date 12/1/20	57,000	68,293
#Pacira Pharmaceuticals 144A 2.375%, exercise price $66.89, maturity date 4/1/22	47,000	46,119
Spirit Realty Capital 3.75%, exercise price $12.98, maturity date 5/15/21	575,000	588,659
#Synaptics 144A 0.50%, exercise price $73.02, maturity date 6/15/22	9,000	8,185
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	38,000	32,537
•Vector Group 1.75%, exercise price $22.35, maturity date 4/15/20	85,000	97,431
VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	116,691
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	67,793

Total Convertible Bonds (Cost $4,657,117)		4,888,033

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.18%
American Tower 5.50%, exercise price $115.11, expiration date 2/15/18	114	13,917
AMG Capital Trust II 5.15%, exercise price $200.00, expiration date 10/15/37	12,425	764,914

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Becton Dickinson and Co. 6.125%, exercise price $211.80, expiration date 5/1/20	452	$24,978
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	36,100
El Paso Energy Capital Trust I 4.75%, exercise price $50.00, expiration date 3/31/28	829	40,621
Teva Pharmaceutical Industries 7.00%, exercise price $75.00, expiration date 12/15/18	23	7,927
Welltower 6.50%, exercise price $57.42, expiration date 12/31/49	10,350	656,501

Total Convertible Preferred Stock (Cost $1,582,721)		1,544,958

	Principal Amount°

CORPORATE BONDS–60.57%
Air Freight & Logistics–0.57%
#Aviation Capital Group 144A 2.875% 1/20/22	4,845,000	4,850,688

		4,850,688

Airlines–0.33%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	515,277	528,159
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	553,300	571,282
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	162,706	164,333
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	237,898	245,856
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	439,430	466,100
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	783,488	813,696

		2,789,426

Automobiles–1.49%
•Ford Motor Credit 2.243% (LIBOR03M + 0.93%) 11/4/19	7,130,000	7,181,610
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,552,339

		12,733,949

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–17.57%
#µAkbank Turk 144A 7.20% 3/16/27	230,000	$242,706
#Banco Nacional de Desenvol-vimento Economico e Social 144A 4.75% 5/9/24	200,000	201,750
•Bank of America 2.313% (LIBOR03M + 1.00%) 4/24/23	11,955,000	12,065,862
Barclays
4.836% 5/9/28	345,000	357,807
µ8.25% 12/29/49	2,750,000	2,910,669
BB&T
•1.971% (LIBOR03M + 0.66%) 2/1/19	4,250,000	4,278,894
•2.18% (LIBOR03M + 0.86%) 6/15/18	4,135,000	4,154,877
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	496,125
#BGEO Group 144A 6.00% 7/26/23	200,000	206,480
•Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,787,282
Citizens Bank 2.55% 5/13/21	4,000,000	4,020,110
Citizens Financial Group
2.375% 7/28/21	1,000,000	994,569
4.30% 12/3/25	750,000	786,435
Compass Bank 3.875% 4/10/25	970,000	969,532
#•Dexia Credit Local 144A 1.815% (LIBOR03M + 0.50%) 2/15/19	4,440,000	4,458,766
Fifth Third Bancorp 2.60% 6/15/22	540,000	540,245
Fifth Third Bank
•2.226% (LIBOR03M + 0.91%) 8/20/18	1,770,000	1,781,172
2.25% 6/14/21	4,000,000	4,002,207
Huntington Bancshares 2.30% 1/14/22	935,000	926,992
Huntington National Bank 2.50% 8/7/22	6,290,000	6,257,422
JPMorgan Chase
•2.214% (LIBOR03M + 0.90%) 4/25/23	4,205,000	4,238,082
•2.543% (LIBOR03M + 1.23%) 10/24/23	9,710,000	9,928,585
KeyBank
2.35% 3/8/19	4,750,000	4,789,782
2.50% 11/22/21	2,000,000	2,014,940
3.18% 5/22/22	1,630,000	1,661,427
•Kreditanstalt fuer Wiederaufbau 1.493% (LIBOR03M + 0.16%) 12/29/17	4,130,000	4,129,958

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group 3.00% 1/11/22	3,625,000	$3,658,658
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,260,080
2.50% 5/18/22	530,000	532,186
#•Nederlandse Waterschapsbank 144A 1.339% (LIBOR03M + 0.02%) 3/15/19	4,285,000	4,285,341
•PNC Bank 1.814% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,511,127
Regions Bank 2.25% 9/14/18	3,985,000	4,002,711
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,494,794
Royal Bank of Scotland Group
•2.785% (LIBOR03M + 1.47%) 5/15/23	3,610,000	3,639,903
µ8.625% 12/29/49	1,550,000	1,722,437
•Santander UK 2.167% (LIBOR03M + 0.85%) 8/24/18	5,700,000	5,732,882
SunTrust Bank 2.45% 8/1/22	2,000,000	1,998,171
SunTrust Banks
2.70% 1/27/22	1,360,000	1,372,225
µ5.05% 6/15/22	280,000	287,000
SVB Financial Group 3.50% 1/29/25	770,000	772,556
•Toronto-Dominion Bank 1.861% (LIBOR03M + 0.55%) 4/30/18	5,650,000	5,668,157
#Turkiye Garanti Bankasi 144A 5.25% 9/13/22	260,000	267,267
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	465,000	414,687
Wells Fargo & Co.
•2.541% (LIBOR03M + 1.23%) 10/31/23	13,300,000	13,615,199
2.625% 7/22/22	505,000	506,185

		149,944,242

Beverages–3.06%
Anheuser-Busch InBev Finance 2.65% 2/1/21	6,600,000	6,712,387
•Anheuser-Busch Inbev Worldwide 2.001% (LIBOR03M + 0.69%) 8/1/18	6,520,000	6,552,228
#Becle 144A 3.75% 5/13/25	200,000	202,279
Molson Coors Brewing 3.00% 7/15/26	2,340,000	2,280,107
•PepsiCo 1.654% (LIBOR03M + 0.35%) 10/13/17	4,900,000	4,900,616
#Pernod Ricard 144A 4.45% 1/15/22	5,120,000	5,483,033

		26,130,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–5.16%
•Bank of New York Mellon 2.361% (LIBOR03M + 1.05%) 10/30/23	6,535,000	$6,680,218
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	485,000	475,512
#144A 2.485% 9/19/23	3,740,000	3,668,491
•Goldman Sachs Group 2.917% (LIBOR03M + 1.60%) 11/29/23	7,945,000	8,244,839
•Morgan Stanley 2.532% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,122,396
µState Street 2.653% 5/15/23	1,290,000	1,298,001
#UBS Group Funding Switzerland 144A 3.00% 4/15/21	10,365,000	10,516,467

		44,005,924

Chemicals–0.62%
CF Industries 6.875% 5/1/18	1,240,000	1,277,200
Dow Chemical 8.55% 5/15/19	1,560,000	1,723,220
#Equate Petrochemical 144A 3.00% 3/3/22	295,000	293,193
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,324,800
#OCP 144A 4.50% 10/22/25	300,000	302,789
#Phosagro OAO via Phosagro Bond Funding 144A 3.95% 11/3/21	355,000	360,880

		5,282,082

Commercial Services & Supplies–0.08%
Penske Truck Leasing
#144A 3.30% 4/1/21	405,000	415,973
#144A 4.20% 4/1/27	235,000	246,938

		662,911

Communications Equipment–1.12%
•Cisco Systems 1.816% (LIBOR03M + 0.50%) 3/1/19	9,480,000	9,540,385

		9,540,385

Consumer Finance–1.23%
General Motors Financial
3.10% 1/15/19	4,120,000	4,179,434
4.375% 9/25/21	5,500,000	5,836,025
#Hyundai Capital America 144A 3.00% 3/18/21	490,000	491,790

		10,507,249

Containers & Packaging–0.08%
WestRock
#144A 3.00% 9/15/24	415,000	416,018

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
WestRock (continued)
#144A 3.375% 9/15/27	235,000	$234,560

		650,578

Diversified Financial Services–0.63%
#Atento Luxco 144A 6.125% 8/10/22	190,000	199,073
#ERAC USA Finance 144A 4.50% 8/16/21	4,650,000	4,967,866
#SUAM Finance 144A 4.875% 4/17/24	185,000	198,181

		5,365,120

Diversified Telecommunication Services–2.27%
•AT&T 2.202% (LIBOR03M + 0.89%) 2/14/23	10,770,000	10,754,127
#Digicel Group 144A 7.125% 4/1/22	240,000	218,602
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	469,600
SBA Tower Trust
#144A 2.24% 4/10/18	465,000	464,908
#144A 2.898% 10/8/19	1,145,000	1,152,089
Verizon Communications 2.946% 3/15/22	6,210,000	6,321,785

		19,381,111

Electric Utilities–3.28%
#AEP Texas 144A 2.40% 10/1/22	2,145,000	2,139,367
#American Transmission Systems 144A 5.25% 1/15/22	755,000	830,158
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,609,188
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,763,726
Duke Energy 1.80% 9/1/21	5,670,000	5,560,742
µEmera 6.75% 6/15/76	440,000	502,700
#µEnel 144A 8.75% 9/24/73	1,103,000	1,338,766
#Enel Finance International 144A 3.625% 5/25/27	1,380,000	1,385,603
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,221,900
Entergy Mississippi 3.10% 7/1/23	250,000	252,609
Fortis 2.10% 10/4/21	4,985,000	4,899,150
Great Plains Energy 4.85% 6/1/21	440,000	469,675
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	907,455
NV Energy 6.25% 11/15/20	800,000	893,034
#Perusahaan Listrik Negara 144A 4.125% 5/15/27	200,000	200,459

		27,974,532

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components–0.05%
Allegion US Holding 3.55% 10/1/27	405,000	$402,505

		402,505

Equity Real Estate Investment Trusts–0.67%
Crown Castle International
3.65% 9/1/27	1,615,000	1,617,448
5.25% 1/15/23	985,000	1,091,667
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,940,287
WP Carey 4.60% 4/1/24	980,000	1,028,200

		5,677,602

Food & Staples Retailing–0.80%
CVS Health 2.125% 6/1/21	6,885,000	6,827,300

		6,827,300

Food Products–0.28%
#ESAL 144A 6.25% 2/5/23	230,000	224,077
#Marfrig Holdings Europe 144A 8.00% 6/8/23	225,000	233,595
McCormick & Co. 2.70% 8/15/22	1,075,000	1,081,280
#MHP 144A 8.25% 4/2/20	200,000	216,645
•Mondelez International 1.831% (LIBOR03M + 0.52%) 2/1/19	675,000	676,617

		2,432,214

Health Care Equipment & Supplies–1.61%
Abbott Laboratories
2.80% 9/15/20	3,000,000	3,041,653
2.90% 11/30/21	6,690,000	6,819,177
Becton Dickinson and Co. 3.70% 6/6/27	3,850,000	3,900,402

		13,761,232

Industrial Conglomerates–2.16%
General Electric
•1.692% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,807,570
•1.924% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,885,389
•2.32% (LIBOR03M + 1.00%) 3/15/23	2,450,000	2,511,090
6.00% 8/7/19	1,385,000	1,491,980
Roper Technologies 2.80% 12/15/21	3,090,000	3,121,306
#Siemens Financierings-maatschappij 144A 2.70% 3/16/22	3,530,000	3,578,545

		18,395,880

Insurance–1.78%
#Nuveen Finance 144A 2.95% 11/1/19	5,110,000	5,197,627

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial
•2.095% (LIBOR03M + 0.78%) 8/15/18	8,742,000	$8,794,130
µ5.375% 5/15/45	740,000	801,050
•XLIT 3.761% (LIBOR03M + 2.458%) 12/29/49	460,000	420,518

		15,213,325

Internet & Direct Marketing Retail–0.03%
JD.com 3.125% 4/29/21	250,000	249,972

		249,972

Machinery–0.71%
Crane 2.75% 12/15/18	185,000	186,932
•PACCAR Financial 1.916% (LIBOR03M + 0.60%) 12/6/18	5,850,000	5,885,116

		6,072,048

Media–0.54%
Historic TW 6.875% 6/15/18	430,000	444,892
#Myriad International Holdings 144A 4.85% 7/6/27	200,000	207,300
Time Warner Entertainment 8.375% 3/15/23	3,190,000	3,968,367

		4,620,559

Metals & Mining–0.38%
#µBHP Billiton Finance USA 144A 6.25% 10/19/75	2,120,000	2,333,060
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	200,000	218,000
#Novolipetsk Steel via Steel Funding 144A 4.50% 6/15/23	200,000	206,703
Vale Overseas 5.875% 6/10/21	125,000	137,750
#Vedanta Resources 144A 6.375% 7/30/22	315,000	328,388

		3,223,901

Multi-Utilities–0.37%
Ameren Illinois 9.75% 11/15/18	385,000	416,879
CMS Energy 6.25% 2/1/20	695,000	758,121
Sempra Energy 2.875% 10/1/22	1,995,000	2,004,006

		3,179,006

Oil, Gas & Consumable Fuels–4.76%
•Chevron 1.848% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,697,244
•ConocoPhillips 2.215% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,207,799
Ecopetrol 5.875% 9/18/23	200,000	222,600
µEnLink Midstream Partners 6.00% 12/15/22	390,000	390,750
µEnterprise Products Operating 7.034% 1/15/68	175,000	177,625

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Exxon Mobil 1.686% (LIBOR03M + 0.37%) 3/6/22	10,640,000	$10,699,782
#Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27	295,000	302,817
#KazMunayGas National 144A 3.875% 4/19/22	435,000	439,831
#Kunlun Energy 144A 2.875% 5/13/20	465,000	469,148
ONEOK 7.50% 9/1/23	1,765,000	2,116,747
#Pertamina Persero 144A 4.30% 5/20/23	210,000	220,954
#Perusahaan Gas Negara Persero 144A 5.125% 5/16/24	200,000	216,252
#Petrobras Global Finance 144A 5.299% 1/27/25	212,000	211,947
#•Petroleos Mexicanos 144A 4.967% (LIBOR03M + 3.65%) 3/11/22	800,000	872,040
#Raizen Fuels Finance 144A 5.30% 1/20/27	260,000	273,650
Sabine Pass Liquefaction
5.625% 3/1/25	730,000	806,486
5.75% 5/15/24	2,190,000	2,439,596
•Statoil 1.772% (LIBOR03M + 0.46%) 11/8/18	7,240,000	7,271,016
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	335,000	332,908
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,257,026

		40,626,218

Paper & Forest Products–0.17%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,445,436

		1,445,436

Pharmaceuticals–2.90%
#•Bayer US Finance 144A 1.582% (LIBOR03M + 0.28%) 10/6/17	10,000,000	10,000,213
Mylan 3.95% 6/15/26	650,000	662,952
•Pfizer 1.62% (LIBOR03M + 0.30%) 6/15/18	11,640,000	11,663,037
Shire Acquisitions Investments Ireland 2.40% 9/23/21	2,385,000	2,378,900

		24,705,102

Road & Rail–0.02%
#Transnet 144A 4.00% 7/26/22	200,000	197,386

		197,386

Semiconductors & Semiconductor Equipment–0.37%
#NXP 144A 4.125% 6/15/20	3,000,000	3,138,750

		3,138,750

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–1.73%
CDK Global 5.00% 10/15/24	620,000	$668,050
•Oracle 1.814% (LIBOR03M + 0.51%) 10/8/19	13,945,000	14,072,846

		14,740,896

Specialty Retail–0.72%
•Lowe’s 1.737% (LIBOR03M + 0.42%) 9/10/19	6,055,000	6,101,383

		6,101,383

Technology Hardware, Storage & Peripherals–0.94%
Apple
•1.811% (LIBOR03M + 0.50%) 2/9/22	3,820,000	3,874,842
•2.444% (LIBOR03M + 1.13%) 2/23/21	4,050,000	4,176,214

		8,051,056

Tobacco–1.01%
#BAT Capital 144A 2.764% 8/15/22	3,875,000	3,901,116
Reynolds American 4.45% 6/12/25	4,390,000	4,712,853

		8,613,969

Trading Companies & Distributors–0.86%
#BOC Aviation 144A 2.375% 9/15/21	400,000	393,274
International Lease Finance 8.625% 1/15/22	5,640,000	6,918,440

		7,311,714

Wireless Telecommunication Services–0.22%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,711,864
#VimpelCom Holdings 144A 4.95% 6/16/24	200,000	205,156

		1,917,020

Total Corporate Bonds (Cost $510,789,277)		516,723,321

LOAN AGREEMENTS–9.31%
•American Airlines Tranche B 1st Lien
3.734% (LIBOR03M + 2.50%) 12/14/23	2,426,212	2,434,304
•Aramark Services Tranche B 1st Lien
3.235% (LIBOR03M + 2.00%) 3/28/24	2,821,250	2,834,778
•Calpine Construction Finance
3.49% (LIBOR03M + 2.25%) 5/3/20	1,012,787	1,012,534

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Charter Communications Operating 1st Lien
3.49% (LIBOR03M + 2.25%) 1/15/24	1,477,500	$1,485,094
•Charter Communications Operating Tranche E 1st Lien
3.24% (LIBOR03M + 2.00%) 7/1/20	3,777,338	3,794,449
•Charter Communications Operating Tranche H 1st Lien
3.24% (LIBOR03M + 2.00%) 1/15/22	1,477,500	1,483,506
•CSC Holdings Tranche B 1st Lien
3.484% (LIBOR03M + 2.25%) 7/17/25	1,995,000	1,986,980
•DaVita HealthCare Partners Tranche B
3.985% (LIBOR03M + 2.75%) 6/24/21	8,320,500	8,387,230
•First Data 1st Lien
3.737% (LIBOR03M + 2.50%) 4/26/24	4,759,755	4,780,579
•Flying Fortress Holdings Tranche B 1st Lien
3.333% (LIBOR03M + 2.00%) 11/2/22	3,000,000	3,021,705
•Hilton Worldwide Finance Tranche B2 1st Lien
3.237% (LIBOR03M + 2.00%) 10/25/23	6,965,000	7,001,148
•Houghton International
4.583% (LIBOR03M + 3.25%) 12/20/19	1,204,936	1,209,835
•Las Vegas Sands 1st Lien
3.235% (LIBOR03M + 2.00%) 3/29/24	5,949,852	5,978,857
•MGM Growth Properties Operating Partnership Tranche B 1st Lien
3.485% (LIBOR03M + 2.25%) 5/1/23	4,925,000	4,945,956
•Nielsen Finance Tranche B4 1st Lien
3.235% (LIBOR03M + 2.00%) 10/4/23	2,992,500	3,001,702
•Penn National Gaming Tranche B 1st Lien
3.735% (LIBOR03M + 2.50%) 1/19/24	1,741,250	1,752,255

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•RPI Finance Trust Tranche B6 1st Lien
3.333% (LIBOR03M + 2.00%) 3/27/23	2,083,136	$2,091,240
•Sinclair Television Group Tranche B2 1st Lien
3.49% (LIBOR03M + 2.25%) 1/3/24	6,451,250	6,473,023
•Sprint Communications Tranche B 1st Lien
3.75% (LIBOR03M + 2.50%) 2/2/24	6,906,684	6,920,359
•Staples 1st Lien
5.00% (LIBOR03M + 4.00%) 9/12/24	1,000,000	996,695
•Univision Communications Tranche C 1st Lien
3.985% (LIBOR03M + 2.75%) 3/15/24	7,902,040	7,841,826

Total Loan Agreements (Cost $79,218,327)		79,434,055

NON-AGENCY ASSET-BACKED SECURITIES–15.10%
American Express Credit Account Master Trust
•Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24	1,580,000	1,592,203
•Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,561,727
#•AMMC CLO 16 Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,645,531
#•Ammc CLO 21 Series 2017-21A A 144A 2.60% (LIBOR03M + 1.25%) 11/2/30	2,500,000	2,511,450
#•Apex Credit CLO Series 2015-2A AX 144A 2.754% (LIBOR03M + 1.45%) 10/19/26	1,338,750	1,341,523
BA Credit Card Trust
•Series 2014-A1 A 1.614% (LIBOR01M + 0.38%) 6/15/21	4,741,000	4,758,037
•Series 2015-A1 A 1.564% (LIBOR01M + 0.33%) 6/15/20	1,065,000	1,065,936
#•Ballyrock CLO Series 2013-1A A 144A 2.496% (LIBOR03M + 1.18%) 5/20/25	1,940,632	1,945,916

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•BMW Floorplan Master Owner Trust Series 2015-1A A 144A 1.734% (LIBOR01M + 0.50%) 7/15/20	400,000	$401,156
#•Cedar Funding IV CLO Series 2014-4A AR 144A 2.543% (LIBOR03M + 1.23%) 7/23/30	3,230,000	3,259,929
#•Cedar Funding V CLO Series 2016-5A A1 144A 2.914% (LIBOR03M + 1.61%) 7/17/28	4,200,000	4,267,099
Chase Issuance Trust
•Series 2013-A6 A6 1.654% (LIBOR01M + 0.42%) 7/15/20	1,250,000	1,253,724
•Series 2013-A9 A 1.654% (LIBOR01M + 0.42%) 11/16/20	4,400,000	4,417,998
•Series 2014-A5 A5 1.604% (LIBOR01M + 0.37%) 4/15/21	4,745,000	4,765,875
•Series 2016-A1 A 1.644% (LIBOR01M + 0.41%) 5/17/21	1,155,000	1,160,996
•Series 2016-A3 A3 1.784% (LIBOR01M + 0.55%) 6/15/23	5,000,000	5,058,907
•Series 2017-A1 A 1.534% (LIBOR01M + 0.30%) 1/18/22	1,790,000	1,796,787
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 1.657% (LIBOR01M + 0.42%) 7/24/20	5,000,000	5,014,804
•Series 2013-A7 A7 1.665% (LIBOR01M + 0.43%) 9/10/20	4,700,000	4,717,859
•Series 2016-A3 A3 1.721% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,060,614
•Series 2017-A5 A5 1.856% (LIBOR01M + 0.62%) 4/22/26	720,000	727,513
•Series 2017-A7 A7 1.602% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,516,201
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21	7,755,000	7,792,804

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%) 7/15/24	3,000,000	$3,031,673
•Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26	1,500,000	1,514,960
•Ford Credit Auto Owner Trust Series 2016-B A2B 1.544% (LIBOR01M + 0.31%) 3/15/19	1,199,449	1,199,919
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 1.854% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,074,483
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 1.635% (LIBOR01M + 0.40%) 4/10/28	5,724	5,724
•Hyundai Auto Receivables Trust Series 2017-A A2B 1.314% (LIBOR01M + 0.08%) 2/18/20	11,000,000	10,999,150
#•JFIN CLO Series 2014-1A A 144A 2.807% (LIBOR03M + 1.50%) 4/21/25	2,500,000	2,500,508
#•µKKR Financial CLO Series 2013-1A A1R 144A 2.594% (LIBOR03M + 1.29%) 4/15/29	3,400,000	3,435,319
•Nissan Auto Receivables Owner Trust Series 2015-C A2B 1.584% (LIBOR01M + 0.35%) 11/15/18	35,551	35,555
#•Northwoods Capital XV Series 2017-15A A 144A 2.555% (LIBOR03M + 1.30%) 6/20/29	1,000,000	1,006,712
#•Oaktree CLO Series 2014-1A A1R 144A 2.599% (LIBOR03M + 1.29%) 5/13/29	2,500,000	2,527,148
#•Octagon Investment Partners XV Series 2013-1A A1AR 144A 2.516% (LIBOR03M + 1.21%) 7/19/30	1,000,000	1,007,916
#•PFS Financing Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20	1,950,000	1,953,841
#•Shackleton VIII CLO Series 2015-8A A1 144A 2.817% (LIBOR03M + 1.51%) 10/20/27	1,340,000	1,339,595

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Telos CLO Series 2013-4A A 144A 2.604% (LIBOR03M + 1.30%) 7/17/24	3,000,000	$3,005,586
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 1.554% (LIBOR01M + 0.32%) 7/16/18	350,256	350,300
#•Venture XXI CLO Series 2015-21A A 144A 2.794% (LIBOR03M + 1.49%) 7/15/27	2,230,000	2,229,141
#•Venture XXVIII CLO Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,996,658

Total Non-Agency Asset-Backed Securities (Cost $128,261,573)		128,848,777

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.38%
#COMM Mortgage Trust Series 2015-3BP A 144A 3.178% 2/10/35	3,280,000	3,311,761
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,402,347
•Wells Fargo Commercial Mortgage Trust Series 2015-C30 XA 1.147% 9/15/58	961,597	55,829

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $11,642,536)		11,769,937

ΔREGIONAL BONDS–0.52%
Argentina–0.02%
Provincia de Cordoba
#144A 7.125% 6/10/21	150,000	161,345

		161,345

Finland–0.50%
Municipality Finance
#•144A 1.482% (LIBOR03M + 0.17%) 2/7/20	4,240,000	4,252,741

		4,252,741

Total Regional Bonds (Cost $4,410,413)		4,414,086

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–0.77%
Argentina–0.06%
Argentine Republic Government International Bond
5.625% 1/26/22		500,000	$526,250

			526,250

Cayman Islands–0.03%
#µKsa Sukuk
144A 2.894% 4/20/22		285,000	286,710

			286,710

Chile–0.04%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	200,000,000	322,240

			322,240

Costa Rica–0.03%
#Costa Rica Government International Bond
144A 4.25% 1/26/23		250,000	249,062

			249,062

Croatia–0.03%
#Croatia Government International Bond
144A 5.50% 4/4/23		200,000	222,354

			222,354

India–0.06%
Export-Import Bank of India
3.125% 7/20/21		505,000	511,506

			511,506

Japan–0.23%
•Japan Bank for International Cooperation
1.887% (LIBOR03M + 0.57%) 2/24/20		1,984,000	1,991,348

			1,991,348

Nigeria–0.02%
Nigeria Government International Bond
5.625% 6/27/22		200,000	204,165

			204,165

Norway–0.18%
#•Kommunalbanken
144A 1.496% (LIBOR03M + 0.18%) 2/20/18		1,500,000	1,501,253

			1,501,253

Sri Lanka–0.07%
#Sri Lanka Government International Bond
144A 5.75% 1/18/22		525,000	555,917

			555,917

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Turkey–0.02%
#Hazine Mustesarligi Varlik Kiralama
144A 4.251% 6/8/21	200,000	$203,531

		203,531

Total Sovereign Bonds (Cost $6,476,146)		6,574,336

SUPRANATIONAL BANKS–2.10%
•Asian Development Bank 1.462% (LIBOR03M + 0.15%) 2/8/18	3,185,000	3,186,756
#Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21	500,000	532,062
•Inter-American Development Bank 1.524% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,101,915
•International Bank for Reconstruction & Development 1.461% (LIBOR03M + 0.14%) 12/16/17	3,975,000	3,976,345
•International Finance
1.364% (LIBOR03M + 0.06%) 1/9/19	4,115,000	4,118,607

Total Supranational Banks (Cost $17,837,704)		17,915,685

U.S. TREASURY OBLIGATIONS–3.07%
U.S. Treasury Notes
1.375% 9/15/20	4,190,000	4,161,439
1.875% 7/31/22	19,045,000	19,005,943
2.25% 8/15/27	3,075,000	3,054,520

Total U.S. Treasury Obligations (Cost $26,367,299)		26,221,902

	Number of Shares

PREFERRED STOCK–0.87%
µGeneral Electric 5.00%	1,975,000	2,091,426
µIntegrys Holdings 6.00%	34,900	993,341
#•USB Realty 144A 2.451% (LIBOR03M + 1.147%)	4,900,000	4,305,875

Total Preferred Stock (Cost $7,130,042)		7,390,642

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	9,705,269	$9,705,269

Total Money Market Fund (Cost $9,705,269)		9,705,269

TOTAL VALUE OF SECURITIES–99.75% (Cost $843,370,514)	$851,004,978
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	2,163,646

NET ASSETS APPLICABLE TO 84,358,449 SHARES OUTSTANDING–100.00%	$853,168,624

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $149,429,527, which represents 17.51% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2017.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $2,069,304 cash collateral held at broker for swap contracts as of September 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars.

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2017:

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Depreciation
Centrally Cleared/
/Protection Sold/
Moody’s Ratings:
CDX.NA.HY.28[2] -Quarterly	7,835,000	5.00%	6/20/22	$(491,663)	$(601,296)	$(109,633)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
3 yr IRS-Semiannual/ Quarterly	14,570,000	1.700%	(1.311%)	8/3/20	$—	$53,675	$53,675	$—
3 yr IRS-Semiannual/ Quarterly	31,860,000	1.706%	(1.313%)	8/4/20	—	107,271	107,271	—
5 yr IRS-Semiannual/ Quarterly	43,610,000	1.199%	(1.301%)	4/6/21	—	1,033,020	1,033,020	—
5 yr IRS-Semiannual/ Quarterly	32,000,000	1.191%	(1.311%)	8/9/21	—	871,717	871,717	—
5 yr IRS-Semiannual/ Quarterly	31,980,000	1.883%	(1.316%)	12/5/21	—	84,054	84,054	—
5 yr IRS-Semiannual/ Quarterly	26,125,000	1.948%	(1.311%)	2/9/22	—	6,089	6,089	—
5 yr IRS-Semiannual/ Quarterly	17,320,000	1.976%	(1.317%)	4/27/22	—	(6,287)	—	(6,287)
5 yr IRS-Semiannual/ Quarterly	12,410,000	1.885%	(1.311%)	8/3/22	—	67,758	67,758	—
7 yr IRS-Semiannual/ Quarterly	13,610,000	1.416%	(1.301%)	4/6/23	—	454,544	454,544	—
7 yr IRS-Semiannual/ Quarterly	17,865,000	2.125%	(1.314%)	1/25/24	—	(37,006)	—	(37,006)
10 yr IRS-Semiannual/ Quarterly	8,740,000	1.687%	(1.299%)	4/5/26	—	378,497	378,497	—

Total IRS Contracts					$—	$3,013,332	$3,056,625	$(43,293)

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of Abbreviations:

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

REMIC–Real Estate Mortgage Investment Conduit

USD–United States Dollar

yr–year

See accompanying notes.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$17,677,575	$17,677,575
Agency Commercial Mortgage-Backed Security	—	4,999,348	4,999,348
Agency Mortgage-Backed Securities	—	12,897,054	12,897,054
Convertible Bonds	—	4,888,033	4,888,033
Convertible Preferred Stock	780,044	764,914	1,544,958
Corporate Bonds	—	516,723,321	516,723,321
Loan Agreements	—	79,434,055	79,434,055
Non-Agency Asset-Backed Securities	—	128,848,777	128,848,777
Non-Agency Commercial Mortgage-Backed Securities	—	11,769,937	11,769,937
Regional Bonds	—	4,414,086	4,414,086
Sovereign Bonds	—	6,574,336	6,574,336
Supranational Banks	—	17,915,685	17,915,685
U.S. Treasury Obligations	—	26,221,902	26,221,902
Preferred Stock	—	7,390,642	7,390,642
Money Market Fund	9,705,269	—	9,705,269

Total Investments	$10,485,313	$840,519,665	$851,004,978

Derivatives:
Assets:
Swap Contracts	$—	$3,056,625	$3,056,625

Liabilities:
Swap Contracts	$—	$(152,926)	$(152,926)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Wealth Builder Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–46.98%
U.S. MARKETS–31.14%
Aerospace & Defense–1.13%
Lockheed Martin	4,200	$1,303,218
United Technologies	7,600	882,208

		2,185,426

Automobiles–0.81%
Ford Motor	131,200	1,570,464

		1,570,464

Banks–1.90%
BB&T	39,400	1,849,436
Wells Fargo & Co.	33,300	1,836,495

		3,685,931

Beverages–0.07%
Coca-Cola	2,940	132,329

		132,329

Biotechnology–1.38%
AbbVie	19,100	1,697,226
Amgen	5,300	988,185

		2,685,411

Capital Markets–0.14%
Blackstone Group	8,088	269,897

		269,897

Chemicals–0.98%
DowDuPont	27,500	1,903,825

		1,903,825

Commercial Services & Supplies–1.00%
Waste Management	24,800	1,941,096

		1,941,096

Communications Equipment–0.99%
Cisco Systems	56,900	1,913,547

		1,913,547

Diversified Telecommunication Services–2.33%
AT&T	58,337	2,285,060
Verizon Communications	45,043	2,229,178

		4,514,238

Electric Utilities–0.46%
Edison International	11,700	902,889

		902,889

Equity Real Estate Investment Trusts–4.21%
AvalonBay Communities	1,600	285,472
Boston Properties	1,675	205,824
Brixmor Property Group	8,300	156,040
Camden Property Trust	1,125	102,881
Cousins Properties	8,375	78,223
Crown Castle International	3,176	317,536

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
DCT Industrial Trust	1,387	$80,335
EPR Properties	1,725	120,301
Equinix	300	133,890
Equity LifeStyle Properties	1,400	119,112
Equity Residential	32,243	2,125,781
Essex Property Trust	650	165,119
First Industrial Realty Trust	4,475	134,653
GGP	12,900	267,933
Healthcare Realty Trust	5,450	176,253
Healthcare Trust of America Class A	4,462	132,968
Host Hotels & Resorts	3,775	69,800
Kimco Realty	9,075	177,416
Mid-America Apartment Communities	2,104	224,876
National Retail Properties	3,000	124,980
Prologis	5,275	334,752
Public Storage	975	208,640
Realty Income	2,950	168,711
Regency Centers	5,657	350,960
Simon Property Group	2,600	418,626
SL Green Realty	700	70,924
UDR	8,375	318,501
Urban Edge Properties	5,875	141,705
Ventas	4,450	289,829
VEREIT	19,950	165,386
Vornado Realty Trust	1,925	147,994
Welltower	5,050	354,914

		8,170,335

Food & Staples Retailing–0.96%
CVS Health	11,608	943,963
Wal-Mart Stores	11,900	929,866

		1,873,829

Food Products–0.90%
Archer-Daniels-Midland	22,200	943,722
Kraft Heinz	10,433	809,079

		1,752,801

Health Care Equipment & Supplies–0.85%
Abbott Laboratories	30,800	1,643,488

		1,643,488

Health Care Providers & Services–0.99%
†Brookdale Senior Living	80,480	853,088
Cardinal Health	15,900	1,064,028

		1,917,116

Household Products–1.79%
Kimberly-Clark	14,100	1,659,288
Procter & Gamble	20,000	1,819,600

		3,478,888

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance–1.10%
Arthur J. Gallagher & Co.	31,800	$1,957,290
Prudential Financial	1,743	185,316

		2,142,606

Internet Software & Services–0.04%
†Facebook Class A	467	79,796

		79,796

Leisure Products–0.45%
Mattel	55,900	865,332

		865,332

Multiline Retail–0.83%
Target	27,400	1,616,874

		1,616,874

Oil, Gas & Consumable Fuels–3.02%
Chevron	11,536	1,355,480
ConocoPhillips	20,800	1,041,040
Occidental Petroleum	34,800	2,234,508
Williams	40,800	1,224,408

		5,855,436

Pharmaceuticals–2.74%
Johnson & Johnson	9,262	1,204,153
Merck & Co.	29,100	1,863,273
Pfizer.	62,995	2,248,922

		5,316,348

Semiconductors & Semiconductor Equipment–1.05%
Intel	53,396	2,033,320

		2,033,320

Software–0.97%
CA	52,971	1,768,172
Microsoft	1,567	116,726

		1,884,898

Technology Hardware, Storage & Peripherals–0.05%
Apple	639	98,483

		98,483

Total U.S. Markets (Cost $52,689,720)		60,434,603

§DEVELOPED MARKETS–15.18%
Aerospace & Defense–0.32%
Leonardo	10,645	199,414
Meggitt	60,879	425,021

		624,435

Air Freight & Logistics–0.38%
Deutsche Post	16,623	739,994

		739,994

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Auto Components–0.40%
Sumitomo Rubber Industries	25,300	$463,618
Valeo	4,363	323,733

		787,351

Automobiles–0.61%
Bayerische Motoren Werke	5,011	508,328
Toyota Motor	11,500	685,759

		1,194,087

Banks–1.75%
BNP Paribas	677	54,610
ING Groep	35,410	652,877
Mitsubishi UFJ Financial Group	123,200	800,020
Nordea Bank	61,177	829,223
†Standard Chartered	54,156	538,172
†UniCredit	24,940	531,168

		3,406,070

Beverages–0.30%
Carlsberg Class B	4,519	494,515
Coca-Cola Amatil	14,534	88,126

		582,641

Construction & Engineering–0.42%
Vinci	8,527	810,276

		810,276

Diversified Telecommunication Services–0.35%
Nippon Telegraph & Telephone	14,928	684,147

		684,147

Electrical Equipment–0.24%
ABB ADR	18,866	466,933

		466,933

Equity Real Estate Investment Trusts–0.07%
Merlin Properties Socimi	10,438	144,586

		144,586

Food & Staples Retailing–0.06%
Matsumotokiyoshi Holdings	1,700	113,761

		113,761

Health Care Equipment & Supplies–0.37%
Koninklijke Philips	17,196	709,916

		709,916

Household Durables–0.28%
Techtronic Industries	100,500	536,491

		536,491

Insurance–0.35%
AXA	22,471	679,631

		679,631

LVIP Delaware Wealth Builder Fund—2

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Machinery–0.17%
MINEBEA MITSUMI	21,600	$337,845

		337,845

Media–0.10%
Publicis Groupe	2,770	193,453

		193,453

Metals & Mining–0.19%
Rio Tinto	7,812	363,556

		363,556

Multi-Utilities–0.66%
National Grid	6,799	84,237
National Grid ADR	19,200	1,204,032

		1,288,269

Oil, Gas & Consumable Fuels–2.48%
Royal Dutch Shell ADR Class B	32,400	2,026,296
Suncor Energy	11,000	385,518
TOTAL	8,853	475,507
TOTAL ADR	35,900	1,921,368

		4,808,689

Pharmaceuticals–1.77%
AstraZeneca ADR	52,400	1,775,312
Novartis	7,696	658,851
Sanofi	7,897	784,104
Teva Pharmaceutical Industries ADR	12,200	214,720

		3,432,987

Professional Services–0.28%
Teleperformance	3,604	537,983

		537,983

Road & Rail–0.31%
East Japan Railway	6,572	606,534

		606,534

Software–0.25%
Playtech	38,969	479,627

		479,627

Specialty Retail–0.11%
Nitori Holdings	1,518	217,059

		217,059

Technology Hardware, Storage & Peripherals–0.62%
Canon ADR	35,000	1,201,200

		1,201,200

Textiles, Apparel & Luxury Goods–0.55%
Kering	1,180	470,064
Yue Yuen Industrial Holdings	155,000	589,316

		1,059,380

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Tobacco–1.10%
British American Tobacco ADR	17,531	$1,094,811
Imperial Brands	10,729	457,759
Japan Tobacco	17,800	583,394

		2,135,964

Trading Companies & Distributors–0.52%
ITOCHU	47,860	783,879
Rexel	12,951	224,091

		1,007,970

Wireless Telecommunication Services–0.17%
Tele2 Class B	28,147	322,079

		322,079

Total Developed Markets (Cost $22,472,590)		29,472,914

×EMERGING MARKETS–0.66%
Banks–0.22%
Bank Rakyat Indonesia Persero	384,800	436,396

		436,396

Technology Hardware, Storage & Peripherals–0.35%
Samsung Electronics	300	671,585

		671,585

Wireless Telecommunication Services–0.09%
Mobile TeleSystems ADR	16,300	170,172

		170,172

Total Emerging Markets (Cost $1,158,038)		1,278,153

Total Common Stock (Cost $76,320,348)		91,185,670

PREFERRED STOCK–0.37%
µBank of America 6.50%	155,000	175,441
µGeneral Electric 5.00%	458,000	484,999
µIntegrys Holding 6.00%	1,700	48,386

Total Preferred Stock (Cost $690,013)		708,826

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.65%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	33	$39
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	557	628
Series 2005-70 PA 5.50% 8/25/35	2,768	3,113
•*Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36	19,930	3,820
Series 2010-41 PN 4.50% 4/25/40	65,000	69,231
Series 2010-43 HJ 5.50% 5/25/40	4,460	4,933
•*Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40	42,576	6,605
*Series 2012-98 MI 3.00% 8/25/31	64,273	7,179
•*Series 2012-122 SD 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	117,963	23,086
•*Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42	792,037	178,991
*Series 2013-7 EI 3.00% 10/25/40	58,031	7,620
*Series 2013-26 ID 3.00% 4/25/33	58,606	8,328
*Series 2013-38 AI 3.00% 4/25/33	55,158	7,670
*Series 2013-43 IX 4.00% 5/25/43	179,364	42,666
*Series 2013-44 DI 3.00% 5/25/33	142,936	20,412
*Series 2013-55 AI 3.00% 6/25/33	76,934	11,081
Series 2014-36 ZE 3.00% 6/25/44	38,676	35,978
•*Series 2014-68 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44	62,812	12,273

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2014-90 SA 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45	165,408	$32,615
•*Series 2015-27 SA 5.213% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45	67,668	14,282
Series 2015-44 Z 3.00% 9/25/43	68,463	66,710
*Series 2015-66 ID 3.50% 5/25/42	1,588,649	254,464
Series 2015-89 AZ 3.50% 12/25/45	7,463	7,320
•*Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	82,543	18,495
*Series 2016-30 CI 3.00% 5/25/36	75,307	10,576
•*Series 2016-55 SK 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	88,797	20,170
•*Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	109,899	26,219
•*Series 2016-85 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/46	106,544	25,665
*Series 2017-11 EI 3.00% 3/25/42	96,079	13,851
Series 2017-39 CY 3.50% 5/25/47	480,000	483,497
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,095	4,620
*Series 3962 EI 3.50% 9/15/26	3,048,167	261,086
Series 4065 DE 3.00% 6/15/32	10,000	10,167
*Series 4100 EI 3.00% 8/15/27	3,414,007	329,247
*Series 4109 AI 3.00% 7/15/31	139,484	15,519
*Series 4120 IK 3.00% 10/15/32	92,162	12,658
*Series 4146 IA 3.50% 12/15/32	52,257	8,027
•*Series 4159 KS 4.916% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43	57,301	12,679
*Series 4181 DI 2.50% 3/15/33	60,007	7,243

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	58,841	$12,905
*Series 4185 LI 3.00% 3/15/33	58,962	8,238
*Series 4191 CI 3.00% 4/15/33	61,391	8,592
*Series 4342 CI 3.00% 11/15/33	59,502	7,176
Series 4435 DY 3.00% 2/15/35	54,000	54,297
Series 4457 KZ 3.00% 4/15/45	46,229	44,193
•*Series 4494 SA 4.946% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	72,698	15,113
*Series 4543 HI 3.00% 4/15/44	80,088	12,230
Series 4592 WT 5.50% 6/15/46	98,149	109,346
•*Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	165,385	38,030
Series 4614 HB 2.50% 9/15/46	30,000	27,285
Series 4623 LZ 2.50% 10/15/46	26,602	23,351
Series 4623 MW 2.50% 10/15/46	30,000	27,557
*Series 4625 BI 3.50% 6/15/46	105,384	21,923
•*Series 4631 GS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	99,199	20,121
Series 4636 NZ 3.00% 12/15/46	33,750	32,298
Freddie Mac Strips
•*Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	64,596	12,334
•*Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	60,819	11,635
•*Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	68,144	13,814
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	169,744
Series 2012-136 MX 2.00% 11/20/42	10,000	8,799
Series 2013-113 AZ 3.00% 8/20/43	70,069	68,426
Series 2013-113 LY 3.00% 5/20/43	9,000	8,977
Series 2015-64 GZ 2.00% 5/20/45	32,480	27,317

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2015-74 CI 3.00% 10/16/39	70,090	$8,910
Series 2015-133 AL 3.00% 5/20/45	71,000	71,285
*Series 2015-142 AI 4.00% 2/20/44	58,304	7,512
•*Series 2016-108 SK 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	94,553	21,733
Series 2016-111 PB 2.50% 8/20/46	28,000	25,661
*Series 2016-116 GI 3.50% 11/20/44	103,009	17,900
*Series 2016-118 DI 3.50% 3/20/43	120,493	18,334
•*Series 2016-120 AS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	95,013	22,817
•*Series 2016-120 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	121,904	29,598
Series 2016-134 MW 3.00% 10/20/46	5,000	5,100
Series 2016-156 PB 2.00% 11/20/46	19,000	15,703
*Series 2016-160 GI 3.50% 11/20/46	96,352	22,220
•*Series 2016-160 GS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/20/46	163,407	39,612
*Series 2016-163 PI 3.50% 5/20/43	147,293	23,785
*Series 2016-163 XI 3.00% 10/20/46	93,280	12,485

Total Agency Collateralized Mortgage Obligations (Cost $3,190,045)		3,205,119

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.03%
Freddie Mac Multifamily Structured Pass-Through Certificates
◆Series K719 A1 2.53% 12/25/21	23,454	23,741
•◆Series KS03 A4 3.161% 5/25/25	50,000	51,587
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	400,000	423,569

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K12 B 144A 4.492% 1/25/46	35,000	$36,861
#•Series 2011-K14 B 144A 5.341% 2/25/47	20,000	21,613
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	10,750
#•Series 2011-K704 B 144A 4.69% 10/25/30	30,000	30,521
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,051
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	36,270
#•Series 2012-K708 B 144A 3.883% 2/25/45	435,000	442,694
#•Series 2013-K32 B 144A 3.651% 10/25/46	260,000	268,081
#•Series 2013-K33 B 144A 3.617% 8/25/46	30,000	30,569
#•Series 2013-K712 B 144A 3.481% 5/25/45	25,000	25,435
#•Series 2013-K713 B 144A 3.274% 4/25/46	15,000	15,217
#•Series 2013-K713 C 144A 3.274% 4/25/46	45,000	45,168
#•Series 2014-K41 B 144A 3.962% 11/25/47	500,000	511,342

Total Agency Commercial Mortgage-Backed Securities (Cost $2,000,814)		1,994,469

AGENCY MORTGAGE-BACKED SECURITIES–10.45%
Fannie Mae 3.00% 1/1/47	260,722	260,596
Fannie Mae ARM
•2.912% (LIBOR12M + 1.60%) 7/1/45	10,089	10,270
•2.956% (LIBOR12M + 1.556%) 12/1/45	15,926	16,280
•3.203% (LIBOR12M + 1.547%) 4/1/44	18,598	19,130
•3.206% (LIBOR12M + 1.525%) 3/1/44	27,088	27,894
•3.58% (LIBOR12M + 1.83%) 8/1/35	1,196	1,262
Fannie Mae S.F. 30 yr
4.50% 11/1/39	18,739	20,457
4.50% 1/1/40	236,519	257,529
4.50% 6/1/40	22,823	24,870
4.50% 7/1/40	25,832	27,901
4.50% 8/1/40	6,559	7,106
4.50% 7/1/41	56,018	61,094
4.50% 8/1/41	402,357	436,910

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/42	21,785	$23,719
4.50% 8/1/42	86,164	93,784
4.50% 10/1/44	18,315	19,928
4.50% 3/1/46	1,995,547	2,142,700
4.50% 4/1/46	2,713,287	2,941,260
4.50% 5/1/46	67,580	73,259
4.50% 7/1/46	63,719	68,759
5.00% 11/1/36	533,555	587,939
5.50% 11/1/34	1,242	1,390
5.50% 4/1/37	11,606	13,062
5.50% 8/1/37	5,834	6,539
5.50% 3/1/38	5,791	6,461
5.50% 6/1/39	14,128	15,777
5.50% 7/1/40	13,308	14,914
5.50% 6/1/41	37,308	41,769
5.50% 5/1/44	2,536,776	2,842,636
6.00% 5/1/36	12,374	14,118
6.00% 6/1/36	1,265	1,440
6.00% 7/1/36	2,793	3,142
6.00% 9/1/36	7,330	8,456
6.00% 12/1/36	1,257	1,423
6.00% 2/1/37	4,281	4,881
6.00% 5/1/37	8,153	9,224
6.00% 6/1/37	736	838
6.00% 7/1/37	559	633
6.00% 8/1/37	4,815	5,451
6.00% 9/1/37	1,328	1,514
6.00% 11/1/37	219	248
6.00% 5/1/38	22,237	25,268
6.00% 9/1/38	46,216	52,541
6.00% 10/1/38	2,775,754	3,159,424
6.00% 11/1/38	3,093	3,515
6.00% 1/1/39	5,794	6,588
6.00% 9/1/39	50,254	57,006
6.00% 10/1/39	49,995	57,130
6.00% 3/1/40	5,894	6,692
6.00% 7/1/40	19,409	22,048
6.00% 9/1/40	5,216	5,957
6.00% 11/1/40	2,025	2,312
6.00% 5/1/41	58,750	66,615
6.00% 6/1/41	22,231	25,264
6.00% 7/1/41	88,993	101,301
6.50% 3/1/40	37,527	42,661
6.50% 5/1/40	21,323	23,939
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/43	4,083,000	4,090,056
4.50% 11/1/47	765,000	820,223
Freddie Mac ARM
•2.558% (LIBOR12M + 1.63%) 10/1/46	37,940	38,142

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.743% (LIBOR12M + 1.629%) 2/1/47	8,754	$8,832
•2.747% (LIBOR12M + 1.622%) 10/1/45	12,629	12,857
•2.921% (LIBOR12M + 1.63%) 10/1/45	20,743	21,124
•2.974% (LIBOR12M + 1.62%) 11/1/45	18,334	18,711
•3.111% (LIBOR12M + 1.62%) 3/1/46	30,736	31,509
Freddie Mac S.F. 30 yr
4.50% 4/1/39	2,898	3,137
4.50% 5/1/40	127,115	138,556
4.50% 7/1/42	37,814	40,942
4.50% 8/1/42	403,254	438,130
4.50% 12/1/43	35,100	38,071
4.50% 8/1/44	47,218	51,019
4.50% 7/1/45	179,060	192,972
5.00% 6/1/36	29,234	32,057
5.00% 5/1/41	24,003	26,542
5.50% 3/1/34	1,608	1,797
5.50% 12/1/34	1,375	1,539
5.50% 12/1/35	1,466	1,645
5.50% 11/1/36	1,091	1,219
5.50% 12/1/36	387	432
5.50% 9/1/37	1,716	1,911
5.50% 4/1/38	6,090	6,784
5.50% 6/1/38	633	702
5.50% 7/1/38	6,265	6,977
5.50% 6/1/39	6,010	6,691
5.50% 3/1/40	5,003	5,576
5.50% 8/1/40	3,029	3,375
5.50% 1/1/41	2,870	3,198
5.50% 6/1/41	81,631	91,093
6.00% 2/1/36	2,975	3,373
6.00% 3/1/36	4,282	4,858
6.00% 9/1/37	4,291	4,843
6.00% 1/1/38	1,711	1,929
6.00% 6/1/38	4,794	5,441
6.00% 8/1/38	6,502	7,413
6.00% 5/1/40	25,420	28,724
6.00% 7/1/40	23,673	26,850
6.50% 4/1/39	6,997	7,853
GNMA I S.F. 30 yr 5.50% 2/15/41	21,469	23,986
GNMA II S.F. 30 yr
5.00% 9/20/46	91,616	98,726
5.50% 5/20/37	9,888	10,964
5.50% 4/20/40	7,178	7,810
6.00% 2/20/39	10,970	12,213
6.00% 10/20/39	43,430	48,357
6.00% 2/20/40	43,288	48,414
6.00% 4/20/46	14,999	16,778

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.50% 10/20/39	17,059	$19,061

Total Agency Mortgage-Backed Securities (Cost $20,314,133)		20,288,236

CORPORATE BONDS–21.81%
Aerospace & Defense–0.32%
Aviation Capital Group
#144A 2.875% 1/20/22	150,000	150,176
#144A 4.875% 10/1/25	65,000	70,783
Rockwell Collins
3.20% 3/15/24	50,000	50,997
3.50% 3/15/27	95,000	97,049
TransDigm 6.375% 6/15/26	55,000	56,478
United Technologies
2.80% 5/4/24	150,000	150,266
3.75% 11/1/46	50,000	48,343

		624,092

Air Freight & Logistics–0.10%
United Parcel Service 5.125% 4/1/19	45,000	47,271
#XPO Logistics 144A 6.125% 9/1/23	135,000	141,413

		188,684

Airlines–0.09%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	22,800	23,370
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	21,446	22,143
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	22,598	22,824
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	13,935	14,402
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	14,274	14,751
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	17,755	18,832
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	39,838	41,374
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	15,000	15,029

		172,725

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.05%
#American Tire Distributors 144A 10.25% 3/1/22		50,000	$52,390
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	36,619

			89,009

Automobiles–0.03%
Daimler 2.75% 12/10/18	NOK	320,000	41,077
General Motors 6.75% 4/1/46		20,000	24,175

			65,252

Banks–3.28%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	18,000	14,115
Bank of America
µ3.124% 1/20/23		615,000	626,571
3.30% 8/5/21	AUD	20,000	15,741
4.183% 11/25/27		105,000	109,037
µ4.443% 1/20/48		40,000	43,424
Barclays 4.337% 1/10/28		235,000	243,098
BB&T 2.45% 1/15/20		390,000	394,268
Citigroup
•2.414% (LIBOR03M + 1.10%) 5/17/24		50,000	50,150
3.75% 10/27/23	AUD	13,000	10,258
Citizens Financial Group
2.375% 7/28/21		35,000	34,810
4.30% 12/3/25		40,000	41,943
Cooperatieve Rabobank 3.75% 7/21/26		250,000	254,109
#Development Bank of Japan 144A 2.625% 9/1/27		200,000	197,644
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	196,924
Fifth Third Bancorp 2.60% 6/15/22		20,000	20,009
Fifth Third Bank 2.25% 6/14/21		320,000	320,177
Huntington Bancshares 2.30% 1/14/22		50,000	49,572
JPMorgan Chase & Co.
µ3.54% 5/1/28		75,000	75,775
µ3.882% 7/24/38		110,000	111,123
µ4.032% 7/24/48		70,000	71,288
4.25% 10/1/27		15,000	15,851
µ4.26% 2/22/48		10,000	10,521
µ6.75% 8/29/49		300,000	343,518
KeyBank 3.40% 5/20/26		250,000	249,252
Landwirtschaftliche
Rentenbank 5.375% 4/23/24	NZD	20,000	16,036
Lloyds Banking Group
3.00% 1/11/22		200,000	201,857
µ7.50% 4/30/49		200,000	224,750

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
µPNC Financial Services Group 5.00% 12/29/49		305,000	$320,250
Popular 7.00% 7/1/19		85,000	87,763
Regions Financial 2.75% 8/14/22		35,000	34,979
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	204,927
#Santander UK 144A 5.00% 11/7/23		200,000	216,589
SunTrust Banks 2.70% 1/27/22		230,000	232,067
Toronto-Dominion Bank 2.50% 12/14/20		40,000	40,492
US Bancorp
3.10% 4/27/26		65,000	64,769
3.15% 4/27/27		350,000	352,473
•USB Capital IX 3.50% 10/29/49		275,000	245,245
Wells Fargo & Co.
2.625% 7/22/22		45,000	45,106
3.00% 7/27/21	AUD	40,000	31,160
µ3.584% 5/22/28		360,000	364,816
4.75% 12/7/46		65,000	71,536
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,950
Westpac Banking
µ4.322% 11/23/31		55,000	56,614
µ5.00% 12/31/49		25,000	25,002
Zions Bancorporation 4.50% 6/13/23		20,000	21,193

			6,373,752

Beverages–0.46%
Anheuser-Busch InBev Finance 3.65% 2/1/26		415,000	430,072
#Cott Holdings 144A 5.50% 4/1/25		90,000	94,050
Molson Coors Brewing
3.00% 7/15/26		170,000	165,649
4.20% 7/15/46		45,000	45,306
#Pernod Ricard 144A 4.45% 1/15/22		150,000	160,636

			895,713

Biotechnology–0.37%
Biogen 5.20% 9/15/45		145,000	168,217
Celgene
3.25% 8/15/22		175,000	180,810
3.875% 8/15/25		15,000	15,853
4.625% 5/15/44		60,000	64,986
Compass Bank 2.875% 6/29/22		250,000	249,087
Gilead Sciences 4.15% 3/1/47		35,000	35,946

			714,899

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products–0.08%
#Builders FirstSource 144A 5.625% 9/1/24		90,000	$95,513
Lennox International 3.00% 11/15/23		40,000	40,117
#NCI Building Systems 144A 8.25% 1/15/23		25,000	26,937

			162,567

Capital Markets–1.99%
Bank of New York Mellon
2.15% 2/24/20		10,000	10,051
2.50% 4/15/21		60,000	60,630
µ3.442% 2/7/28		55,000	56,348
µ4.625% 12/29/49		75,000	76,703
Credit Suisse Group
#144A 4.282% 1/9/28		400,000	417,124
#µ144A 6.25% 12/29/49		200,000	213,313
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		275,000	295,325
E*TRADE Financial
3.80% 8/24/27		75,000	76,053
µ5.875% 12/29/49		60,000	64,050
Goldman Sachs Group
µ3.272% 9/29/25		60,000	60,171
µ3.691% 6/5/28		265,000	267,386
5.15% 5/22/45		80,000	91,796
Jefferies Group
6.45% 6/8/27		25,000	29,000
6.50% 1/20/43		15,000	17,194
Lazard Group
3.625% 3/1/27		40,000	39,755
3.75% 2/13/25		400,000	408,632
Morgan Stanley
µ3.591% 7/22/28		55,000	55,273
3.95% 4/23/27		75,000	76,447
4.375% 1/22/47		165,000	175,971
5.00% 9/30/21	AUD	14,000	11,729
5.00% 11/24/25		255,000	279,945
µNorthern Trust 3.375% 5/8/32		30,000	30,048
#Prime Security Services Borrower 144A 9.25% 5/15/23		215,000	237,803
State Street
3.10% 5/15/23		25,000	25,456
3.30% 12/16/24		350,000	361,965
µUBS Group 6.875% 12/29/49		200,000	220,048
#UBS Group Funding Switzerland 144A 3.491% 5/23/23		200,000	204,989

			3,863,205

Chemicals–0.56%
CF Industries 6.875% 5/1/18		80,000	82,400

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Chemours 5.375% 5/15/27	75,000	$78,000
Dow Chemical 8.55% 5/15/19	373,000	412,026
#INVISTA Finance 144A 4.25% 10/15/19	50,000	51,750
#Koppers 144A 6.00% 2/15/25	80,000	86,200
#Kraton Polymers 144A 7.00% 4/15/25	75,000	80,813
Mosaic 5.625% 11/15/43	80,000	81,944
#NOVA Chemicals 144A 5.25% 6/1/27	35,000	35,437
Olin 5.125% 9/15/27	45,000	47,137
Potash Corp. of Saskatchewan 4.00% 12/15/26	15,000	15,673
#PQ 144A 6.75% 11/15/22	50,000	54,375
Scotts Miracle-Gro 5.25% 12/15/26	65,000	68,738

		1,094,493

Commercial Services & Supplies–0.48%
#µAerCap Global Aviation Trust 144A 6.50% 6/15/45	200,000	219,750
Covanta Holding 5.875% 7/1/25	90,000	88,763
#Herc Rentals 144A 7.75% 6/1/24	33,000	35,970
#Kar Auction Services 144A 5.125% 6/1/25	35,000	36,487
Penske Truck Leasing
#144A 3.30% 4/1/21	40,000	41,084
#144A 4.20% 4/1/27	315,000	331,002
United Rentals North America 5.50% 5/15/27	140,000	149,625
5.875% 9/15/26	20,000	21,800

		924,481

Construction & Engineering–0.01%
CSC Holdings 5.25% 6/1/24	16,000	16,220

		16,220

Construction Materials–0.26%
#Cemex 144A 7.75% 4/16/26	200,000	230,300
#LafargeHolcim Finance 144A 3.50% 9/22/26	280,000	277,847
US Concrete 6.375% 6/1/24	5,000	5,413

		513,560

Consumer Finance–0.30%
Ally Financial 5.75% 11/20/25	90,000	97,915
#BMW US Capital 144A 3.30% 4/6/27	35,000	35,672
#Daimler Finance North America 144A 3.45% 1/6/27	150,000	152,982
General Motors Financial 5.25% 3/1/26	190,000	206,600

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Hyundai Capital America
#144A 2.55% 2/6/19		50,000	$50,093
#144A 3.00% 3/18/21		20,000	20,073
Toyota Motor Credit 2.80% 7/13/22		20,000	20,409

			583,744

Containers & Packaging–0.27%
#Ardagh Packaging Finance 144A 6.00% 2/15/25		200,000	212,250
#BWAY Holding 144A 5.50% 4/15/24		155,000	162,363
#CCL Industries 144A 3.25% 10/1/26		35,000	33,421
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		35,000	38,741
WestRock
#144A 3.00% 9/15/24		40,000	40,098
#144A 3.375% 9/15/27		35,000	34,934

			521,807

Diversified Financial Services–0.67%
AerCap Ireland Capital 3.65% 7/21/27		300,000	298,302
Air Lease
3.00% 9/15/23		55,000	54,941
3.625% 4/1/27		185,000	185,495
Berkshire Hathaway 2.75% 3/15/23		25,000	25,433
Berkshire Hathaway Finance 2.90% 10/15/20		55,000	56,642
Intercontinental Exchange 3.10% 9/15/27		50,000	49,614
International Lease Finance 8.625% 1/15/22		135,000	165,601
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	114,695
µ4.75% 4/30/43		60,000	62,590
µ5.25% 4/20/46		260,000	277,384

			1,290,697

Diversified Telecommunication Services–0.73%
AT&T
3.90% 8/14/27		45,000	45,177
4.25% 3/1/27		75,000	77,342
4.90% 8/14/37		260,000	263,588
5.15% 2/14/50		65,000	65,572
Bell Canada 3.35% 3/22/23	CAD	19,000	15,559
CenturyLink 6.75% 12/1/23		65,000	65,997
#Cincinnati Bell 144A 7.00% 7/15/24		20,000	19,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Deutsche Telekom International Finance 144A 1.95% 9/19/21	150,000	$147,066
Level 3 Financing 5.375% 5/1/25	25,000	25,766
#Telecom Italia 144A 5.303% 5/30/24	200,000	218,250
Verizon Communications
4.50% 8/10/33	55,000	56,512
5.25% 3/16/37	40,000	44,003
#Virgin Media Secured Finance 144A 5.25% 1/15/26	200,000	209,000
Zayo Group
#144A 5.75% 1/15/27	20,000	21,250
6.00% 4/1/23	35,000	37,144
6.375% 5/15/25	100,000	108,138

		1,420,014

Electric Utilities–1.22%
Baltimore Gas & Electric 3.75% 8/15/47	60,000	59,900
Berkshire Hathaway Energy 3.75% 11/15/23	110,000	116,073
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,723
ComEd Financing III 6.35% 3/15/33	60,000	66,225
Duke Energy 2.65% 9/1/26	155,000	148,519
µEmera 6.75% 6/15/76	380,000	434,150
Emera US Finance 4.75% 6/15/46	55,000	59,214
Enel Americas 4.00% 10/25/26	10,000	10,250
#Enel Finance International 144A 3.625% 5/25/27	250,000	251,015
Entergy 2.95% 9/1/26	10,000	9,689
Entergy Louisiana
3.12% 9/1/27	75,000	75,418
4.95% 1/15/45	20,000	20,589
Entergy Mississippi 2.85% 6/1/28	65,000	62,811
Exelon
3.497% 6/1/22	45,000	46,403
3.95% 6/15/25	40,000	41,851
Great Plains Energy 4.85% 6/1/21	25,000	26,686
Indiana Michigan Power
3.20% 3/15/23	165,000	169,033
4.55% 3/15/46	25,000	27,891
Kansas City Power & Light 3.65% 8/15/25	65,000	66,758
LG&E & KU Energy 4.375% 10/1/21	115,000	122,135

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	$30,881
MidAmerican Energy 4.25% 5/1/46	45,000	48,320
#New York State Electric & Gas 144A 3.25% 12/1/26	55,000	55,597
NextEra Energy Capital Holdings
3.55% 5/1/27	120,000	123,584
3.625% 6/15/23	25,000	25,927
NV Energy 6.25% 11/15/20	45,000	50,233
Pennsylvania Electric 5.20% 4/1/20	55,000	58,415
Southern 2.75% 6/15/20	60,000	61,027
3.25% 7/1/26	75,000	74,280
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	26,182

		2,374,779

Electrical Equipment–0.11%
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	200,000	220,000

		220,000

Electronic Equipment, Instruments & Components–0.11%
Allegion US Holding
3.20% 10/1/24	40,000	39,976
3.55% 10/1/27	138,000	137,150
CDW 5.00% 9/1/25	10,000	10,550
Tyco Electronics Group 3.125% 8/15/27	35,000	34,977

		222,653

Equity Real Estate Investment Trusts–1.13%
American Tower
4.00% 6/1/25	65,000	67,318
4.40% 2/15/26	335,000	354,883
#American Tower Trust I 144A 3.07% 3/15/23	60,000	60,246
CC Holdings GS V 3.849% 4/15/23	15,000	15,717
Corporate Office Properties
3.60% 5/15/23	40,000	40,216
5.25% 2/15/24	40,000	43,364
Crown Castle International
3.65% 9/1/27	235,000	235,356
5.25% 1/15/23	70,000	77,580
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	222,595
CubeSmart 3.125% 9/1/26	50,000	48,156
CyrusOne
#144A 5.00% 3/15/24	25,000	26,375
#144A 5.375% 3/15/27	50,000	53,750

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Education Realty Operating Partnership 4.60% 12/1/24	45,000	$46,541
GEO Group
5.125% 4/1/23	10,000	10,175
5.875% 10/15/24	10,000	10,475
GLP Capital 5.375% 4/15/26	60,000	65,625
#Goodman US Finance Three 144A 3.70% 3/15/28	30,000	29,965
Hospitality Properties Trust 4.50% 3/15/25	45,000	46,315
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,239
3.875% 4/1/24	20,000	20,469
4.50% 2/1/26	40,000	42,153
Hudson Pacific Properties 3.95% 11/1/27	40,000	39,932
#Iron Mountain US Holdings 144A 5.375% 6/1/26	125,000	131,875
Lamar Media 5.75% 2/1/26	25,000	27,219
LifeStorage 3.50% 7/1/26	40,000	38,554
MGM Growth Properties Operating Partnership 4.50% 9/1/26	40,000	40,800
Physicians Realty 4.30% 3/15/27.	20,000	20,487
Regency Centers 3.60% 2/1/27	70,000	70,038
SBA Communications 4.875% 9/1/24	40,000	41,250
SBA Tower Trust
#144A 2.24% 4/10/18	40,000	39,992
#144A 2.898% 10/8/19	25,000	25,155
UDR 4.00% 10/1/25	155,000	161,695
WP Carey 4.60% 4/1/24	35,000	36,721

		2,201,231

Food & Staples Retailing–0.02%
Kroger 2.65% 10/15/26	50,000	45,819

		45,819

Food Products–0.15%
#JBS USA Finance 144A 5.75% 6/15/25	90,000	90,113
Lamb Weston Holdings
#144A 4.625% 11/1/24	30,000	31,425
#144A 4.875% 11/1/26	60,000	63,150
McCormick & Co. 2.70% 8/15/22.	35,000	35,204
#Post Holdings 144A 5.00% 8/15/26	75,000	75,000

		294,892

Gas Utilities–0.11%
AmeriGas Partners
5.50% 5/20/25	60,000	61,950
5.875% 8/20/26	70,000	73,150

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
#Boston Gas 144A 3.15% 8/1/27	70,000	$70,135

		205,235

Health Care Equipment & Supplies–0.16%
Abbott Laboratories 4.90% 11/30/46	70,000	78,500
Becton Dickinson & Co.
3.363% 6/6/24	60,000	60,648
3.70% 6/6/27	95,000	96,244
Hill-Rom Holdings
#144A 5.00% 2/15/25	30,000	31,200
#144A 5.75% 9/1/23	50,000	53,000

		319,592

Health Care Providers & Services–0.51%
#Air Medical Group Holdings 144A 6.375% 5/15/23	111,000	107,393
Cigna 3.05% 10/15/27	105,000	103,779
DaVita 5.00% 5/1/25	65,000	64,288
HCA
5.375% 2/1/25	70,000	73,937
5.875% 2/15/26	150,000	161,437
HealthSouth
5.125% 3/15/23	10,000	10,385
5.75% 11/1/24	140,000	143,937
5.75% 9/15/25	5,000	5,227
Magellan Health 4.40% 9/22/24	45,000	44,911
#MPH Acquisition Holdings 144A 7.125% 6/1/24	110,000	118,525
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	40,693
Tenet Healthcare
#144A 5.125% 5/1/25	65,000	64,269
8.125% 4/1/22	45,000	45,900
#Universal Health Services 144A 5.00% 6/1/26	10,000	10,575

		995,256

Hotels, Restaurants & Leisure–0.46%
AMC Entertainment Holdings 6.125% 5/15/27	80,000	79,400
Aramark Services
4.75% 6/1/26	10,000	10,554
5.125% 1/15/24	55,000	58,506
Boyd Gaming 6.375% 4/1/26	90,000	98,437
#ESH Hospitality 144A 5.25% 5/1/25	75,000	77,719
Hilton Worldwide Finance 4.875% 4/1/27	60,000	63,150
KFC Holding
#144A 5.00% 6/1/24	18,000	19,013
#144A 5.25% 6/1/26	18,000	19,103

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International 4.50% 10/1/34		5,000	$5,289
MGM Resorts International 4.625% 9/1/26		65,000	66,137
#Mohegan Gaming & Entertainment 144A 7.875% 10/15/24		115,000	122,619
#Penn National Gaming 144A 5.625% 1/15/27		135,000	140,400
Scientific Games International 10.00% 12/1/22		115,000	127,794
Wyndham Worldwide 4.15% 4/1/24		5,000	5,077

			893,198

Household Durables–0.08%
Lennar 4.50% 4/30/24		25,000	25,807
PulteGroup 5.00% 1/15/27		50,000	52,188
Tempur Sealy International 5.50% 6/15/26		70,000	71,925

			149,920

Independent Power & Renewable Electricity Producers–0.08%
AES 5.50% 4/15/25		25,000	26,406
#AES Gener 144A 5.25% 8/15/21		25,000	26,578
Calpine
#144A 5.25% 6/1/26		30,000	30,000
5.375% 1/15/23		30,000	29,329
Dynegy 7.375% 11/1/22		50,000	52,187

			164,500

Industrial Conglomerates–0.12%
General Electric
2.10% 12/11/19		70,000	70,579
4.25% 1/17/18	NZD	50,000	36,316
5.55% 5/4/20		30,000	32,802
6.00% 8/7/19		56,000	60,326
Roper Technologies 2.80% 12/15/21		30,000	30,304

			230,327

Insurance–0.81%
Allstate 3.28% 12/15/26		335,000	341,728
#HUB International 144A 7.875% 10/1/21		100,000	104,250
MetLife
µ5.25% 12/29/49		355,000	366,878
6.817% 8/15/18		85,000	88,750
Nuveen Finance
#144A 2.95% 11/1/19		35,000	35,600
#144A 4.125% 11/1/24		80,000	84,356
Progressive 4.125% 4/15/47		70,000	73,879

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
µPrudential Financial 5.375% 5/15/45	250,000	$270,625
#USIS Merger Sub 144A 6.875% 5/1/25	125,000	127,656
XLIT
•3.761% (LIBOR03M + 2.458%)
12/29/49	30,000	27,425
5.50% 3/31/45	40,000	42,218

		1,563,365

Internet & Direct Marketing Retail–0.03%
Priceline Group 3.55% 3/15/28	50,000	50,192

		50,192

IT Services–0.06%
First Data
#144A 5.75% 1/15/24	50,000	52,500
#144A 7.00% 12/1/23	56,000	59,937

		112,437

Life Sciences Tools & Services–0.14%
Thermo Fisher Scientific 3.00% 4/15/23	260,000	264,623

		264,623

Machinery–0.38%
3M 2.875% 10/15/27	75,000	74,708
#Allison Transmission 144A 5.00% 10/1/24	28,000	29,130
Crane
2.75% 12/15/18	10,000	10,104
4.45% 12/15/23	60,000	63,088
Eaton 3.103% 9/15/27	115,000	113,854
Lear 3.80% 9/15/27	55,000	54,904
Parker-Hannifin 3.30% 11/21/24 .	5,000	5,144
#Siemens Financierings-maatschappij 144A 3.125% 3/16/24	275,000	281,218
#Zekelman Industries 144A 9.875% 6/15/23	95,000	107,350

		739,500

Media–1.11%
CCO Holdings
#144A 5.125% 5/1/23	50,000	52,187
#144A 5.125% 5/1/27	65,000	66,056
#144A 5.75% 2/15/26	10,000	10,510
#144A 5.875% 5/1/27	65,000	68,250
#Cequel Communications Holdings I 144A 7.75% 7/15/25	200,000	222,000
Comcast 3.15% 2/15/28	140,000	139,667

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications
3.95% 3/20/28	65,000	$64,671
5.00% 9/20/37	35,000	35,650
DISH DBS 7.75% 7/1/26	70,000	80,547
#Gray Television 144A 5.875% 7/15/26	100,000	103,250
#Midcontinent Communications 144A 6.875% 8/15/23	45,000	48,713
#Nexstar Broadcasting 144A 5.625% 8/1/24	40,000	41,500
#Radiate Holdco 144A 6.625% 2/15/25	80,000	78,400
#SFR Group 144A 7.375% 5/1/26	200,000	216,750
#Sinclair Television Group 144A 5.125% 2/15/27	55,000	53,694
#Sirius XM Radio 144A 5.375% 7/15/26	80,000	84,400
Time Warner Cable 7.30% 7/1/38	185,000	232,895
Time Warner Entertainment 8.375% 3/15/23	65,000	80,860
Tribune Media 5.875% 7/15/22	55,000	57,475
#UPCB Finance IV 144A 5.375% 1/15/25	200,000	209,000
#VTR Finance 144A 6.875% 1/15/24	200,000	212,280

		2,158,755

Metals & Mining–0.59%
#Anglo American Capital 144A 4.875% 5/14/25	200,000	212,305
ArcelorMittal 6.125% 6/1/25	40,000	46,200
Barrick North America Finance 5.75% 5/1/43	140,000	170,363
#µBHP Billiton Finance USA 144A 6.25% 10/19/75	255,000	280,627
#Cleveland-Cliffs 144A 5.75% 3/1/25	25,000	24,094
FMG Resources August 2006 Pty
#144A 4.75% 5/15/22	55,000	55,894
#144A 5.125% 5/15/24	45,000	45,731
Freeport-McMoRan 6.875% 2/15/23	45,000	49,275
#Hudbay Minerals 144A 7.625% 1/15/25	40,000	43,501
#Novelis 144A 6.25% 8/15/24	100,000	104,520
Steel Dynamics 5.00% 12/15/26	50,000	53,500
Vale Overseas
5.875% 6/10/21	5,000	5,510
6.25% 8/10/26	40,000	45,488

		1,137,008

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail–0.14%
Dollar General 3.875% 4/15/27	145,000	$150,997
JC Penney 8.125% 10/1/19	14,000	14,980
#Staples 144A 8.50% 9/15/25	105,000	102,375

		268,352

Multi-Utilities–0.49%
Ameren Illinois 9.75% 11/15/18	263,000	284,777
CMS Energy 6.25% 2/1/20	60,000	65,449
Consumers Energy 3.25% 8/15/46	40,000	36,894
Dominion Energy 3.625% 12/1/24	45,000	46,611
DTE Electric 3.75% 8/15/47	50,000	50,659
DTE Energy
2.85% 10/1/26	60,000	57,643
3.30% 6/15/22	45,000	46,177
3.80% 3/15/27	25,000	25,780
Fortis 3.055% 10/4/26	280,000	270,753
Union Electric 2.95% 6/15/27	35,000	34,721
Wisconsin Electric Power 4.30% 12/15/45	25,000	26,633

		946,097

Oil, Gas & Consumable Fuels–2.04%
#Alta Mesa Holdings 144A 7.875% 12/15/24	80,000	86,800
Anadarko Petroleum 6.60% 3/15/46	110,000	136,670
Antero Resources 5.625% 6/1/23	45,000	47,137
Cheniere Corpus Christi Holdings
#144A 5.125% 6/30/27	95,000	98,087
5.875% 3/31/25	20,000	21,600
Chesapeake Energy
#144A 8.00% 12/15/22	22,000	23,787
#144A 8.00% 1/15/25	25,000	25,313
Crestwood Midstream Partners 5.75% 4/1/25	75,000	76,875
Diamondback Energy 4.75% 11/1/24	85,000	87,125
Ecopetrol 7.375% 9/18/43	5,000	5,735
Enbridge 3.70% 7/15/27	45,000	45,715
Energy Transfer
6.125% 12/15/45	135,000	148,780
9.70% 3/15/19	60,000	66,296
Energy Transfer Equity 7.50% 10/15/20	35,000	39,594
µEnterprise Products Operating 7.034% 1/15/68	10,000	10,150
Genesis Energy 6.75% 8/1/22	105,000	107,887
Gulfport Energy
6.00% 10/15/24	35,000	35,437

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy (continued)
6.625% 5/1/23	70,000	$71,225
#Halcon Resources 144A 6.75% 2/15/25	40,000	41,600
#Hilcorp Energy I 144A 5.00% 12/1/24	110,000	108,350
Laredo Petroleum 6.25% 3/15/23	35,000	36,225
Magellan Midstream Partners 4.20% 10/3/47	60,000	59,525
Marathon Oil 4.40% 7/15/27	140,000	143,038
MPLX 4.875% 12/1/24	385,000	415,473
Murphy Oil 6.875% 8/15/24	125,000	133,593
Nabors Industries 5.50% 1/15/23	37,000	36,445
Newfield Exploration
5.375% 1/1/26	50,000	52,813
5.75% 1/30/22	25,000	26,813
Noble Energy
3.85% 1/15/28	55,000	55,222
4.95% 8/15/47	15,000	15,351
5.05% 11/15/44	180,000	186,467
NuStar Logistics 5.625% 4/28/27	70,000	74,025
ONEOK
4.95% 7/13/47	60,000	60,391
7.50% 9/1/23	110,000	131,922
Petroleos Mexicanos 6.75% 9/21/47	15,000	15,996
Plains All American Pipeline 8.75% 5/1/19	120,000	131,231
QEP Resources 5.25% 5/1/23	50,000	48,875
Sabine Pass Liquefaction
5.625% 3/1/25	135,000	149,145
5.75% 5/15/24	100,000	111,397
5.875% 6/30/26	80,000	89,414
Southwestern Energy
4.10% 3/15/22	20,000	19,325
6.70% 1/23/25	100,000	101,750
#Standard Industries 144A 5.00% 2/15/27	160,000	167,200
Sunoco Logistics Partners Operations 5.40% 10/1/47	30,000	30,630
Targa Resources Partners
5.125% 2/1/25	25,000	25,844
5.375% 2/1/27	30,000	31,388
Tesoro Logistics 5.25% 1/15/25	45,000	48,375
Transcanada Trust
µ5.30% 3/15/77	70,000	71,794
µ5.875% 8/15/76	30,000	32,625
#Transocean Proteus 144A
6.25% 12/1/24	47,500	49,994

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Woodside Finance 144A 8.75% 3/1/19	105,000	$114,487

		3,950,936

Paper & Forest Products–0.17%
#Boise Cascade 144A 5.625% 9/1/24	110,000	116,187
Georgia-Pacific 8.00% 1/15/24	125,000	160,604
International Paper
4.35% 8/15/48	25,000	25,250
4.40% 8/15/47	35,000	35,549

		337,590

Pharmaceuticals–0.35%
Mylan 3.95% 6/15/26	60,000	61,196
Pfizer 3.00% 12/15/26	220,000	223,035
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	64,834
2.875% 9/23/23	240,000	238,832
Zoetis 3.00% 9/12/27	90,000	89,119

		677,016

Professional Services–0.03%
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	60,000	62,625

		62,625

Road & Rail–0.05%
#Avis Budget Car Rental 144A 6.375% 4/1/24	35,000	36,663
Union Pacific 3.00% 4/15/27	60,000	60,434

		97,097

Semiconductors & Semiconductor Equipment–0.05%
#Advanced Disposal Services 144A 5.625% 11/15/24	85,000	89,037

		89,037

Software–0.37%
CDK Global 5.00% 10/15/24	125,000	134,687
#Change Healthcare Holdings 144A 5.75% 3/1/25	75,000	76,781
Infor US 6.50% 5/15/22	70,000	72,931
Microsoft
3.70% 8/8/46	220,000	222,441
4.25% 2/6/47	110,000	121,928
#Symantec 144A 5.00% 4/15/25	80,000	83,850

		712,618

Specialty Retail–0.23%
Lowe’s 3.70% 4/15/46	270,000	262,597
Murphy Oil USA 6.00% 8/15/23	60,000	63,450

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Penske Automotive Group 5.50% 5/15/26	120,000	$124,350

		450,397

Technology Hardware, Storage & Peripherals–0.06%
Apple 2.90% 9/12/27	70,000	69,571
#Dell International 144A 6.02% 6/15/26	35,000	38,934

		108,505

Textiles, Apparel & Luxury Goods–0.03%
Coach 4.125% 7/15/27	60,000	60,435

		60,435

Tobacco–0.23%
BAT Capital
#144A 3.557% 8/15/27	95,000	96,149
#144A 4.39% 8/15/37	110,000	113,252
Reynolds American 4.45% 6/12/25	215,000	230,812

		440,213

Trading Companies & Distributors–0.03%
#HD Supply 144A 5.75% 4/15/24	60,000	64,350

		64,350

Wireless Telecommunication Services–0.11%
Sprint
7.125% 6/15/24	55,000	62,013
7.875% 9/15/23	97,000	112,763
T-Mobile USA 6.50% 1/15/26	30,000	33,188

		207,964

Total Corporate Bonds (Cost $41,509,979)		42,331,428

MUNICIPAL BONDS–2.48%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	65,000	99,455
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	500,000	479,330
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	50,000	76,730
Chicago, Illinois Series A 6.00% 1/1/38	500,000	580,385
Commonwealth of Massachusetts Series C 5.00% 10/1/25	10,000	12,273
Cuyoga County Ohio Hospital Revenue (Metrohealth System) 5.50% 2/15/57	500,000	549,475

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/46	500,000	$614,790
New Jersey Turnpike Authority
Series B 5.00% 1/1/40	250,000	291,407
(Build America Bonds) Series A 7.102% 1/1/41	30,000	43,822
(Build America Bonds) Series F 7.414% 1/1/40	15,000	22,632
Salt Verde Financial 5.00% 12/1/37	500,000	611,075
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	434,513
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	20,636
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	435,988
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	40,000	46,564
Series A 5.00% 10/15/45	10,000	11,581
Tobacco Settlement Financing Series 1A 5.00% 6/1/41	500,000	486,440

Total Municipal Bonds (Cost $4,654,573)		4,817,096

NON-AGENCY ASSET-BACKED SECURITIES–2.35%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	16,010	16,155
#•Ammc CLO 21 Series 2017-21A A 144A (LIBOR03M + 1.25%) 0.00% 11/2/30	100,000	100,458
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,978
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,320
#•Cedar Funding VIII CLO Series 2017-8A A1 144A (LIBOR03M + 1.25%) 2.618% 10/17/30	250,000	251,416
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 (LIBOR01M + 0.43%) 1.665% 9/10/20	265,000	266,007
•CNH Equipment Trust Series 2016-B A2B (LIBOR01M + 0.40%) 1.634% 10/15/19	4,494	4,498

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2017-A3 A3 1.464% (LIBOR01M + 0.23%) 10/17/22	460,000	$460,907
•Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26	450,000	454,488
#•GoldenTree Loan Management US CLO 1 Series 2017-1A A 144A (LIBOR03M + 1.22%) 2.527% 4/20/29	250,000	252,938
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	47,000	43,969
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20.	100,000	99,811
#•KVK CLO Series 2015-1A AR 144A (LIBOR03M + 1.25%) 2.561% 5/20/27	250,000	250,652
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B (LIBOR01M + 0.56%) 1.794% 7/16/18	3,781	3,782
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A (LIBOR01M + 0.58%) 1.814% 5/15/20	100,000	100,274
#•MP CLO IV Series 2013-2A ARR 144A (LIBOR03M + 1.28%) 2.594% 7/25/29	250,000	251,463
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A (LIBOR01M + 1.35%) 2.587% 9/27/21	25,000	25,175
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,861
#•Northwoods Capital XV Series 2017-15A A 144A (LIBOR03M + 1.30%) 2.555% 6/20/29	250,000	251,678
#•OCP CLO Series 2017-13A A1A 144A (LIBOR03M + 1.26%) 2.561% 7/15/30	250,000	251,525
#•Octagon Investment Partners XV Series 2013-1A A1AR 144A (LIBOR03M + 1.21%) 2.516% 7/19/30	250,000	251,979
#•PFS Financing Series 2015-AA A 144A (LIBOR01M + 0.62%) 1.854% 4/15/20	100,000	100,197
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55	63,204	63,541

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Trinitas CLO VI Series 2017-6A A 144A (LIBOR03M + 1.32%) 2.655% 7/25/29	250,000	$251,728
#•Venture XXVIII CLO Series 2017-28A A2 144A (LIBOR03M + 1.11%)
2.716% 7/20/30	250,000	249,582
Verizon Owner Trust
#Series 2016-2A A 144A 1.68% 5/20/21	100,000	99,684
#Series 2017-1A A 144A 2.06% 9/20/21	100,000	100,273
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A (LIBOR01M + 0.45%) 1.686% 10/20/19	50,000	50,010

Total Non-Agency Asset-Backed Securities (Cost $4,534,854)		4,552,349

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,012	969
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	14,941	14,888
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	20,221	20,920
•Series 2007-A1 7A4 3.567% 7/25/35	9,210	8,290
New Residential Mortgage Loan Trust
#•Series 2017-1A A1 144A 4.00% 2/25/57	86,171	89,725
#•Series 2017-2A A3 144A 4.00% 3/25/57	87,658	91,634
Sequoia Mortgage Trust
#•Series 2014-2 A4 144A 3.50% 7/25/44	35,341	36,013
#•Series 2015-1 B2 144A 3.875% 1/25/45	14,069	14,197
#•Series 2017-4 A1 144A 3.50% 7/25/47	95,298	97,133
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	9,588	9,796

Total Non-Agency Collateralized Mortgage Obligations (Cost $377,993)		383,565

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.11%
Bank 2017
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	$71,429
•Series 2017-BNK5 B 3.896% 6/15/60	50,000	50,992
Series 2017-BNK7 B 3.949% 9/15/60	450,000	460,205
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	1,869	1,868
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	60,000	60,891
•Series 2016-CD2 A4 3.526% 11/10/49	30,000	31,021
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	95,000	99,514
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	45,000	46,902
Series 2015-GC27 A5 3.137% 2/10/48	50,000	50,373
Series 2016-P3 A4 3.329% 4/15/49	145,000	148,115
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	40,279
Series 2014-CR19 A5 3.796% 8/10/47	30,000	31,541
Series 2014-CR20 AM 3.938% 11/10/47	85,000	88,597
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	100,968
Series 2015-CR23 A4 3.497% 5/10/48	35,000	36,191
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	76,299
Series 2016-C3 A5 2.89% 9/10/49	45,000	44,410
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46	100,000	108,614
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	600,000	620,813
GS Mortgage Securities Trust Series 2015-GC32 A4 3.764% 7/10/48	30,000	31,554

LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued) Series 2017-GS5 A4 3.674% 3/10/50	65,000	$68,035
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	220,000	231,065
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	75,000	75,521
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.703% 8/12/37	15,000	15,483
Series 2013-LC11 B 3.499% 4/15/46	35,000	34,939
Series 2015-JP1 A5 3.914% 1/15/49	30,000	31,866
Series 2016-JP2 A4 2.822% 8/15/49	95,000	93,246
Series 2016-JP2 AS 3.056% 8/15/49	60,000	58,418
•Series 2016-JP3 B 3.397% 8/15/49	20,000	19,481
#Series 2016-WIKI A 144A 2.798% 10/5/31	20,000	20,245
#Series 2016-WIKI B 144A 3.201% 10/5/31	35,000	35,566
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	26,955	21,535
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	41,859
Series 2015-C23 A4 3.719% 7/15/50	115,000	120,202
Series 2015-C26 A5 3.531% 10/15/48	35,000	36,089
Series 2016-C29 A4 3.325% 5/15/49	35,000	35,689
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	100,000	95,005
Series 2016-BNK2 A4 3.049% 11/15/49	395,000	393,160
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 1.147% 9/15/58	3,038,646	176,421
Series 2015-NXS3 A4 3.617% 9/15/57	65,000	67,551
Series 2016-BNK1 A3 2.652% 8/15/49	60,000	58,098

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2017-C38 A5 3.453% 7/15/50		70,000	$71,846
•Series 2017-RB1 XA 1.444% 3/15/50		998,377	95,442

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,122,913)			4,097,338

ΔREGIONAL BONDS–0.12%
Australia–0.09%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	113,084
4.00% 5/20/26	AUD	34,700	29,264
Queensland Treasury
#144A 2.75% 8/20/27	AUD	14,000	10,448
#144A 3.25% 7/21/28	AUD	29,000	22,430

			175,226

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,863
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	52,167

			62,030

Total Regional Bonds (Cost $240,115)			237,256

ΔSOVEREIGN BONDS–0.08%
Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	29,135

			29,135

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,460

			8,460

New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	17,903

			17,903

Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	79,403,778	70,588

			70,588

LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	$37,563

			37,563

Total Sovereign Bonds (Cost $166,209)			163,649

SUPRANATIONAL BANKS–0.01%
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	13,000	10,002
International Finance 3.625% 5/20/20	NZD	12,000	8,895

Total Supranational Banks (Cost $18,597)			18,897

U.S. TREASURY OBLIGATIONS–5.08%
U.S. Treasury Bond 2.75% 8/15/47		2,130,000	2,084,113
U.S. Treasury Notes
1.375% 9/15/20		200,000	198,637
1.875% 7/31/22		2,740,000	2,734,381
2.25% 8/15/27		4,885,000	4,852,465

Total U.S. Treasury Obligations (Cost $9,946,666)			9,869,596

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–8.60%
≠Discounted Commercial Paper–8.39%
Abbey National Treasury Services 1.06% 10/2/17	6,500,000	$6,499,809
BNP Paribas New York Branch 1.05% 10/2/17	6,500,000	6,499,810
Societe Generale 1.03% 10/2/17	3,290,000	3,289,906

		16,289,525

Variable Rate Demand Note–0.21%
•Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue Series I 0.87% 11/1/35	400,000	400,000

Total Short-Term Investments (Cost $16,689,525)		16,689,525

TOTAL VALUE OF SECURITIES–103.32% (Cost $184,776,777)	200,543,019
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.32%)	(6,449,991)

NET ASSETS APPLICABLE TO 13,018,276 SHARES OUTSTANDING–100.00%	$194,093,028

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $18,815,684, which represents 9.69% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $39,015 cash collateral held at broker and $27,451 foreign currencies collateral due to broker for futures contracts as of September 30, 2017.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	(1,500)	USD	1,197	10/2/17	$(4)
CSFB	NZD	(179,466)	USD	129,161	10/2/17	(459)

Total Foreign Currency Exchange Contracts						$(463)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(14)	Euro-Bund	$(2,677,876)	$(2,664,168)	12/8/17	$13,708	$—
(5)	Long Gilt	(832,187)	(829,996)	12/28/17	2,191	—
20	U.S. Treasury 5 yr Notes	2,367,873	2,350,000	1/2/18	—	(17,873)
(42)	U.S. Treasury 10 yr Notes	(5,268,516)	(5,263,125)	12/20/17	5,391	—
5	U.S. Treasury Long Bonds	777,519	764,063	12/20/17	—	(13,456)

Total Futures Contracts					$21,290	$(31,329)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BB–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CLO–Collateralized Loan Obligations

CSFB–Credit Suisse First Boston

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

KRW–South Korean Won

LB–Lehman Brothers

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

NOK–Norwegian Krone

NZD–New Zealand Dollar

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–U.S. Dollar

yr–Year

See accompanying notes.

LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total

Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,185,426	$—	$2,185,426
Automobiles	1,570,464	—	1,570,464
Banks	3,685,931	—	3,685,931
Beverages	132,329	—	132,329
Biotechnology	2,685,411	—	2,685,411
Capital Markets	269,897	—	269,897
Chemicals	1,903,825	—	1,903,825
Commercial Services & Supplies	1,941,096	—	1,941,096
Communications Equipment	1,913,547	—	1,913,547
Diversified Telecommunication Services	4,514,238	—	4,514,238
Electric Utilities	902,889	—	902,889
Equity Real Estate Investment Trusts	8,170,335	—	8,170,335
Food & Staples Retailing	1,873,829	—	1,873,829
Food Products	1,752,801	—	1,752,801
Health Care Equipment & Supplies	1,643,488	—	1,643,488
Health Care Providers & Services	1,917,116	—	1,917,116
Household Products	3,478,888	—	3,478,888
Insurance	2,142,606	—	2,142,606
Internet Software & Services	79,796	—	79,796
Leisure Products	865,332	—	865,332
Multiline Retail	1,616,874	—	1,616,874
Oil, Gas & Consumable Fuels	5,855,436	—	5,855,436
Pharmaceuticals	5,316,348	—	5,316,348
Semiconductors & Semiconductor Equipment	2,033,320	—	2,033,320
Software	1,884,898	—	1,884,898
Technology Hardware, Storage & Peripherals	98,483	—	98,483
Developed Markets
Aerospace & Defense	624,435	—	624,435
Air Freight & Logistics	739,994	—	739,994
Auto Components	787,351	—	787,351
Automobiles	1,194,087	—	1,194,087
Banks	3,406,070	—	3,406,070
Beverages	582,641	—	582,641
Construction & Engineering	810,276	—	810,276
Diversified Telecommunication Services	684,147	—	684,147
Electrical Equipment	466,933	—	466,933
Equity Real Estate Investment Trusts	144,586	—	144,586
Food & Staples Retailing	113,761	—	113,761
Health Care Equipment & Supplies	709,916	—	709,916
Household Durables	536,491	—	536,491
Insurance	679,631	—	679,631
Machinery	337,845	—	337,845
Media	193,453	—	193,453
Metals & Mining	363,556	—	363,556
Multi-Utilities	1,288,269	—	1,288,269
Oil, Gas & Consumable Fuels	4,808,689	—	4,808,689
Pharmaceuticals	3,432,987	—	3,432,987
Professional Services	537,983	—	537,983
Road & Rail	606,534	—	606,534
Software	479,627	—	479,627

LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total

Investments:
Assets:
Specialty Retail	$217,059	$—	$217,059
Technology Hardware, Storage & Peripherals	1,201,200	—	1,201,200
Textiles, Apparel & Luxury Goods	1,059,380	—	1,059,380
Tobacco	2,135,964	—	2,135,964
Trading Companies & Distributors	1,007,970	—	1,007,970
Wireless Telecommunication Services	322,079	—	322,079
Emerging Markets
Banks	436,396	—	436,396
Technology Hardware, Storage & Peripherals	671,585	—	671,585
Wireless Telecommunication Services	170,172	—	170,172
Preferred Stock	—	708,826	708,826
Agency Collateralized Mortgage Obligations	—	3,205,119	3,205,119
Agency Commercial Mortgage-Backed Securities	—	1,994,469	1,994,469
Agency Mortgage-Backed Securities	—	20,288,236	20,288,236
Corporate Bonds	—	42,331,428	42,331,428
Municipal Bonds	—	4,817,096	4,817,096
Non-Agency Asset-Backed Securities	—	4,552,349	4,552,349
Non-Agency Collateralized Mortgage Obligations	—	383,565	383,565
Non-Agency Commercial Mortgage-Backed Securities	—	4,097,338	4,097,338
Regional Bonds	—	237,256	237,256
Sovereign Bonds	—	163,649	163,649
Supranational Banks	—	18,897	18,897
U.S. Treasury Obligations	—	9,869,596	9,869,596
Short-Term Investments	—	16,689,525	16,689,525

Total Investments	$91,185,670	$109,357,349	$200,543,019

Derivatives:
Assets:
Futures Contracts	$21,290	$—	$21,290

Liabilities:
Foreign Currency Exchange Contracts	$—	$(463)	$(463)

Futures Contracts	$(31,329)	$—	$(31,329)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Wealth Builder Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.74%
Aerospace & Defense–2.86%
AAR	6,489	$245,154
†Aerojet Rocketdyne Holdings	9,478	331,825
†Aerovironment	2,215	119,876
Arconic	29,682	738,488
†Astronics	2,505	74,524
†Astronics Class B	806	23,999
†Axon Enterprise	1,811	41,055
Boeing	29,373	7,466,910
BWX Technologies	11,734	657,339
Cubic	3,873	197,523
Curtiss-Wright	6,659	696,132
†DigitalGlobe	10,882	383,591
†Ducommun	1,600	51,280
†Engility Holdings	376	13,040
†Esterline Technologies	4,509	406,486
General Dynamics	13,232	2,720,235
HEICO	3,176	285,237
HEICO Class A	4,992	380,390
Hexcel	12,095	694,495
Huntington Ingalls Industries	3,927	889,230
†KLX	6,462	342,034
†Kratos Defense & Security Solutions	5,182	67,781
L3 Technologies	3,767	709,816
Lockheed Martin	14,443	4,481,518
†Mercury Systems	3,446	178,778
†Moog Class A	5,219	435,421
Northrop Grumman	9,036	2,599,838
Orbital ATK	5,421	721,860
Raytheon	12,413	2,316,018
Rockwell Collins	12,745	1,665,899
Spirit AeroSystems Holdings Class A	12,728	989,220
†Teledyne Technologies	4,923	783,643
Textron	22,144	1,193,119
TransDigm Group	3,095	791,237
Triumph Group	6,690	199,028
United Technologies	31,988	3,713,167
†Vectrus	2,921	90,084
†Wesco Aircraft Holdings	14,929	140,333

		37,835,603

Air Freight & Logistics–0.83%
†Air Transport Services Group	11,784	286,823
†Atlas Air Worldwide Holdings	3,789	249,316
CH Robinson Worldwide	11,156	848,972
†Echo Global Logistics	2,584	48,708
Expeditors International of Washington	11,713	701,140
FedEx	12,617	2,846,143
Forward Air	3,352	191,835
†Hub Group Class A	4,075	175,021
United Parcel Service Class B	39,912	4,793,032

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†XPO Logistics	12,314	$834,643

		10,975,633

Airlines–0.83%
Alaska Air Group	15,098	1,151,524
Allegiant Travel	2,149	283,023
American Airlines Group	30,698	1,457,848
Copa Holdings Class A	4,803	598,118
Delta Air Lines	46,387	2,236,781
†Hawaiian Holdings	9,950	373,623
†JetBlue Airways	38,403	711,608
SkyWest	6,659	292,330
Southwest Airlines	39,453	2,208,579
†Spirit Airlines	10,860	362,833
†United Continental Holdings	21,708	1,321,583

		10,997,850

Auto Components–0.90%
Adient	5,774	484,958
†American Axle & Manufacturing Holdings	9,868	173,479
Autoliv	7,240	894,864
BorgWarner	18,858	966,095
Cooper Tire & Rubber	10,762	402,499
†Cooper-Standard Holdings	2,502	290,157
Dana	30,421	850,571
Delphi Automotive	16,408	1,614,547
†Dorman Products	2,401	171,960
†Fox Factory Holding	4,534	195,415
Gentex	34,298	679,100
†Gentherm	4,875	181,106
Goodyear Tire & Rubber	38,344	1,274,938
†Horizon Global	2,190	38,632
LCI Industries	3,305	382,884
Lear	7,285	1,260,888
†Modine Manufacturing	8,303	159,833
†Motorcar Parts of America	2,029	59,774
Standard Motor Products	2,906	140,215
†Stoneridge	3,532	69,969
Superior Industries International	3,283	54,662
Tenneco	8,836	536,080
Tower International	4,230	115,056
†Visteon	6,978	863,667

		11,861,349

Automobiles–0.62%
Ford Motor	233,834	2,798,993
General Motors	75,934	3,066,215
Harley-Davidson	15,921	767,551
†Tesla	1,541	525,635
Thor Industries	7,273	915,743

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	3,677	$164,546

		8,238,683

Banks–6.60%
1st Source	2,576	130,861
Ameris Bancorp	3,331	159,888
Arrow Financial	457	15,709
Associated Banc-Corp	16,938	410,747
Banc of California	1,402	29,091
BancFirst	2,110	119,743
†Bancorp	1,514	12,521
BancorpSouth	10,113	324,122
Bank of America	353,995	8,970,233
Bank of Hawaii	5,806	483,988
Bank of the Ozarks	11,882	570,930
BankUnited	12,210	434,310
Banner	4,059	248,736
BB&T	26,740	1,255,176
Berkshire Hills Bancorp	5,646	218,783
BOK Financial	5,174	460,900
Boston Private Financial Holdings	14,301	236,682
Brookline Bancorp	9,134	141,577
Bryn Mawr Bank	2,262	99,076
Camden National	636	27,755
Capital Bank Financial	4,655	191,088
Cathay General Bancorp	8,683	349,057
CenterState Banks of Florida	7,052	188,994
Central Pacific Financial	5,001	160,932
Chemical Financial	7,551	394,615
CIT Group	7,597	372,633
Citigroup	98,741	7,182,420
Citizens Financial Group	10,989	416,153
City Holding	2,841	204,296
CoBiz Financial	3,260	64,026
Columbia Banking System	8,265	348,039
Comerica	7,262	553,800
Commerce Bancshares	10,911	630,328
Community Bank System	6,891	380,728
Community Trust Bancorp	1,117	51,941
ConnectOne Bancorp	2,533	62,312
Cullen/Frost Bankers	5,222	495,672
†Customers Bancorp	3,657	119,291
CVB Financial	14,317	346,042
†Eagle Bancorp	3,814	255,729
East West Bancorp	12,619	754,364
Enterprise Financial Services	1,260	53,361
†FCB Financial Holdings Class A	5,210	251,643
Fidelity Southern	1,928	45,578
Fifth Third Bancorp	33,916	948,970
First Bancorp (North Carolina)	2,263	77,870
†First BanCorp (Puerto Rico)	32,583	166,825
First Busey	6,136	192,425

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Citizens BancShares Class A	925	$345,848
First Commonwealth Financial	14,092	199,120
First Community Bancshares	1,307	38,047
First Financial	880	41,888
First Financial Bancorp	9,348	244,450
First Financial Bankshares	4,461	201,637
First Horizon National	26,832	513,833
First Interstate BancSystem Class A	3,666	140,225
First Merchants	5,490	235,686
First Midwest Bancorp	14,084	329,847
First of Long Island	1,200	36,540
First Republic Bank	6,632	692,779
Flushing Financial	4,876	144,915
FNB	32,839	460,731
Fulton Financial	20,249	379,669
German American Bancorp	700	26,621
Glacier Bancorp	10,015	378,166
Great Southern Bancorp	946	52,645
Great Western Bancorp	5,032	207,721
†Green Bancorp	800	18,920
Guaranty Bancorp	864	24,019
Hancock Holding	10,617	514,394
Hanmi Financial	4,000	123,800
Heartland Financial USA	2,621	129,477
Heritage Commerce	487	6,930
Heritage Financial	3,857	113,782
Hilltop Holdings	13,115	340,990
Home BancShares	21,264	536,288
†HomeTrust Bancshares	901	23,111
Hope Bancorp	16,420	290,798
Huntington Bancshares	53,810	751,188
IBERIABANK	4,674	383,969
Independent Bank (Massachusetts)	3,374	251,869
Independent Bank Group	1,383	83,395
International Bancshares	10,063	403,526
Investors Bancorp	34,004	463,815
JPMorgan Chase & Co.	148,717	14,203,961
KeyCorp	34,427	647,916
Lakeland Bancorp	3,864	78,826
Lakeland Financial	2,847	138,706
LegacyTexas Financial Group	5,666	226,187
M&T Bank	4,252	684,742
MainSource Financial Group	2,020	72,437
MB Financial	9,240	415,985
Mercantile Bank	836	29,176
MidWestOne Financial Group	600	20,256
National Bank Holdings Class A	3,583	127,877
NBT Bancorp	5,373	197,297
OFG Bancorp	4,091	37,433
Old National Bancorp	17,834	326,362
†Opus Bank	660	15,840
†Pacific Premier Bancorp	4,923	185,843

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PacWest Bancorp	9,294	$469,440
Park National	1,249	134,880
Peapack Gladstone Financial	548	18,490
Peoples Bancorp	3,493	117,330
People’s United Financial	29,963	543,529
Pinnacle Financial Partners	5,894	394,603
PNC Financial Services Group	14,920	2,010,768
Popular	10,058	361,485
Preferred Bank	230	13,881
Prosperity Bancshares	7,549	496,196
Regions Financial	53,899	820,882
Renasant	5,232	224,453
S&T Bancorp	3,442	136,234
Sandy Spring Bancorp	3,312	137,249
†Seacoast Banking Corp. of Florida	1,194	28,525
ServisFirst Bancshares	6,045	234,848
†Signature Bank	3,370	431,495
Simmons First National Class A	2,933	169,821
South State	3,499	315,085
Southside Bancshares	2,988	108,644
Southwest Bancorp	2,660	73,283
State Bank Financial	5,416	155,168
Sterling Bancorp	15,776	388,878
Stock Yards Bancorp	2,112	80,256
SunTrust Banks	14,027	838,394
†SVB Financial Group	4,498	841,531
Synovus Financial	16,013	737,559
TCF Financial	27,139	462,449
†Texas Capital Bancshares	5,756	493,865
Tompkins Financial	1,348	116,117
Towne Bank	6,489	217,382
TriCo Bancshares	1,599	65,159
Trustmark	10,322	341,865
UMB Financial	5,641	420,198
Umpqua Holdings	24,155	471,264
Union Bankshares Corp.	7,033	248,265
United Bankshares	11,140	413,851
United Community Banks	8,010	228,605
Univest Corp. of Pennsylvania	2,435	77,920
US Bancorp	61,145	3,276,761
Valley National Bancorp	29,056	350,125
Washington Trust Bancorp	1,086	62,174
Webster Financial	10,666	560,498
Wells Fargo & Co.	201,806	11,129,601
WesBanco	4,468	183,277
Westamerica Bancorporation	2,893	172,249
†Western Alliance Bancorp	10,465	555,482
Wintrust Financial	5,764	451,379
Zions Bancorporation	9,912	467,648

		87,198,484

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–1.71%
†Boston Beer Class A	1,347	$210,401
Brown-Forman Class A	1,046	58,252
Brown-Forman Class B	11,743	637,645
Coca-Cola	186,990	8,416,420
Coca-Cola Bottling Consolidated	1,354	292,126
Constellation Brands Class A	5,045	1,006,225
Dr Pepper Snapple Group	10,927	966,712
MGP Ingredients	1,497	90,763
Molson Coors Brewing Class B	8,298	677,449
†Monster Beverage	12,489	690,017
National Beverage	1,899	235,571
PepsiCo	83,267	9,278,442

		22,560,023

Biotechnology–2.71%
AbbVie	94,538	8,400,647
†Acorda Therapeutics	4,839	114,442
†Alexion Pharmaceuticals	3,085	432,795
†Alkermes	3,336	169,602
†Alnylam Pharmaceuticals	2,227	261,650
Amgen	29,424	5,486,105
†Aptevo Therapeutics	2,879	6,593
†Biogen	9,149	2,864,735
†BioMarin Pharmaceutical	3,163	294,380
†Bioverativ	5,633	321,475
†Bluebird Bio	2,058	282,666
†Celgene	33,922	4,946,506
†Emergent BioSolutions	5,759	232,952
†Enanta Pharmaceuticals	2,114	98,935
†Exact Sciences	3,427	161,480
†Exelixis	8,084	195,875
†FibroGen	953	51,271
†Five Prime Therapeutics	4,086	167,158
Gilead Sciences	83,604	6,773,596
†Incyte	2,275	265,584
†Insys Therapeutics	2,779	24,678
†Ionis Pharmaceuticals	1,152	58,406
†Juno Therapeutics	2,743	123,051
†Kite Pharma	1,508	271,153
†Ligand Pharmaceuticals Class B	1,549	210,896
†Myriad Genetics	6,072	219,685
†Neurocrine Biosciences	2,841	174,096
†OPKO Health	26,983	185,103
†Otonomy	619	2,012
†Regeneron Pharmaceuticals	3,070	1,372,658
†Retrophin	524	13,042
†Seattle Genetics	3,269	177,866
†Spectrum Pharmaceuticals	5,200	73,164
†TESARO	1,081	139,557
†United Therapeutics	5,963	698,804
†Vertex Pharmaceuticals	3,259	495,498

		35,768,116

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products–0.63%
AAON	7,398	$255,046
Allegion	3,626	313,540
†American Woodmark	2,433	234,176
AO Smith	9,577	569,161
Apogee Enterprises	3,439	165,966
†Armstrong Flooring	3,796	59,787
†Armstrong World Industries	7,192	368,590
†Builders FirstSource	12,418	223,400
†Continental Building Products	6,258	162,708
Fortune Brands Home & Security	8,581	576,901
†Gibraltar Industries	3,900	121,485
Griffon	4,573	101,521
Insteel Industries	1,756	45,849
Johnson Controls International	20,579	829,128
Lennox International	2,465	441,161
Masco	20,498	799,627
†Masonite International	3,469	240,055
†NCI Building Systems	6,362	99,247
Owens Corning	12,082	934,543
†Patrick Industries	2,667	224,295
†PGT	8,191	122,455
†Ply Gem Holdings	5,809	99,043
Quanex Building Products	4,360	100,062
Simpson Manufacturing	4,772	234,019
†Trex	4,106	369,827
Universal Forest Products	1,882	184,737
†USG	14,179	462,944

		8,339,273

Capital Markets–2.78%
Affiliated Managers Group	4,373	830,127
Ameriprise Financial	7,210	1,070,757
Artisan Partners Asset Management Class A	3,789	123,521
Bank of New York Mellon	46,195	2,449,259
BGC Partners Class A	34,768	503,093
BlackRock	3,395	1,517,871
CBOE Holdings	6,135	660,310
Charles Schwab	29,672	1,297,853
CME Group	6,950	942,976
Cohen & Steers	4,673	184,537
Diamond Hill Investment Group	152	32,277
†Donnelley Financial Solutions	4,245	91,522
†E*TRADE Financial	15,622	681,275
Eaton Vance	18,805	928,403
Evercore Class A	5,155	413,689
FactSet Research Systems	3,459	623,000
Federated Investors Class B	13,518	401,485
Financial Engines	5,573	193,662
Franklin Resources	11,873	528,467
GAIN Capital Holdings	5,501	35,151
Goldman Sachs Group	12,683	3,008,281

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Greenhill & Co.	3,574	$59,328
Houlihan Lokey	2,921	114,299
Interactive Brokers Group	11,049	497,647
Intercontinental Exchange	15,955	1,096,109
†INTL. FCStone	1,728	66,217
Invesco	26,923	943,382
Investment Technology Group	5,918	131,025
Janus Henderson Group	10,856	378,223
Lazard Class A	5,867	265,306
Legg Mason	11,109	436,695
LPL Financial Holdings	16,584	855,237
MarketAxess Holdings	2,604	480,464
Moelis & Co. Class A	434	18,684
Moody’s	7,458	1,038,228
Morgan Stanley	56,694	2,730,950
Morningstar	5,529	469,910
MSCI	6,463	755,525
Nasdaq	10,110	784,233
Northern Trust	8,720	801,630
OM Asset Management	6,371	95,055
Oppenheimer Holdings Class A	566	9,820
PJT Partners Class A	2,208	84,588
Raymond James Financial	12,343	1,040,885
S&P Global	15,553	2,431,089
SEI Investments	9,432	575,918
State Street	10,960	1,047,118
Stifel Financial	7,513	401,645
T. Rowe Price Group	15,834	1,435,352
TD Ameritrade Holding	11,630	567,544
Virtu Financial Class A	755	12,231
Virtus Investment Partners	817	94,813
Waddell & Reed Financial Class A	15,478	310,643
Westwood Holdings Group	147	9,889
WisdomTree Investments	12,979	132,126

		36,689,324

Chemicals–2.75%
A Schulman	4,438	151,558
†AdvanSix	1,467	58,313
Air Products & Chemicals	5,258	795,115
Albemarle	3,672	500,530
American Vanguard	3,629	83,104
Ashland Global Holdings	4,435	290,005
†Axalta Coating Systems	6,874	198,796
Balchem	2,885	234,522
Cabot	7,734	431,557
Calgon Carbon	8,361	178,925
Celanese Class A	9,212	960,535
CF Industries Holdings	17,502	615,370
Chase	1,120	124,768
Chemours	6,008	304,065
DowDuPont	99,844	6,912,200

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical	18,625	$1,685,376
Ecolab	11,805	1,518,241
†Ferro	10,300	229,690
FMC	6,207	554,347
FutureFuel	4,566	71,869
†GCP Applied Technologies	5,509	169,126
Hawkins	819	33,415
HB Fuller	6,545	380,003
Huntsman	46,016	1,261,759
†Ingevity	4,179	261,062
Innophos Holdings	2,701	132,862
Innospec	4,258	262,506
International Flavors & Fragrances	4,658	665,675
KMG Chemicals	1,701	93,351
†Koppers Holdings	1,784	82,332
†Kraton	4,560	184,406
Kronos Worldwide	6,569	149,970
†LSB Industries	2,575	20,446
LyondellBasell Industries Class A	21,514	2,130,962
Minerals Technologies	4,368	308,599
Monsanto	24,155	2,894,252
Mosaic	18,141	391,664
NewMarket	1,327	564,970
Olin	18,769	642,838
†OMNOVA Solutions	2,534	27,747
†Platform Specialty Products	22,651	252,559
PolyOne	12,817	513,065
PPG Industries	13,312	1,446,482
Praxair	16,799	2,347,492
Quaker Chemical	1,377	203,727
Rayonier Advanced Materials	6,635	90,900
RPM International	8,796	451,587
Scotts Miracle-Gro Class A	7,737	753,120
Sensient Technologies	3,376	259,682
Sherwin-Williams	4,501	1,611,538
Stepan	2,486	207,979
†Trecora Resources	1,810	24,073
Tredegar	492	8,856
Trinseo	5,490	368,379
Tronox	7,502	158,292
Valvoline	15,826	371,120
Westlake Chemical	3,913	325,131
WR Grace & Co.	5,509	397,474

		36,348,287

Commercial Services & Supplies–1.02%
ABM Industries	5,492	229,071
†ACCO Brands	15,297	182,034
†ARC Document Solutions	6,046	24,728
Brady Class A	6,379	242,083
Brink’s	6,531	550,237
†Casella Waste Systems	2,209	41,529

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Cintas	8,381	$1,209,211
†Clean Harbors	9,325	528,728
†Copart	18,070	621,066
Covanta Holding	22,488	333,947
Deluxe	9,390	685,094
Ennis	3,323	65,297
Essendant	5,795	76,320
Healthcare Services Group	2,712	146,367
Herman Miller	8,070	289,713
HNI	6,100	252,967
†InnerWorkings	2,041	22,961
Interface Class A	8,682	190,136
KAR Auction Services	13,984	667,596
Kimball International Class B	4,901	96,893
Knoll	7,864	157,280
LSC Communications	4,245	70,085
Matthews International Class A	3,204	199,449
McGrath RentCorp	3,969	173,644
Mobile Mini	5,916	203,806
MSA Safety	4,253	338,156
Multi-Color	1,912	156,688
Pitney Bowes	23,939	335,385
Quad/Graphics	5,244	118,567
Republic Services	14,925	985,946
Rollins	13,074	603,234
†SP Plus	3,002	118,579
Steelcase Class A	12,090	186,186
†Stericycle	7,107	509,003
†Team	2,683	35,818
Tetra Tech	7,691	358,016
U.S. Ecology	3,569	192,012
UniFirst	2,026	306,939
Viad	1,892	115,223
VSE	600	34,116
Waste Management	20,630	1,614,710
West	11,036	259,015

		13,527,835

Communications Equipment–1.13%
ADTRAN	4,884	117,216
†Arista Networks	2,962	561,625
†ARRIS International	17,614	501,823
Brocade Communications Systems	61,076	729,858
†CalAmp	2,806	65,240
†Calix	3,340	16,867
†Ciena	14,673	322,366
Cisco Systems	181,511	6,104,215
†CommScope Holding	14,905	494,995
Comtech Telecommunications	2,467	50,648
†EchoStar Class A	6,579	376,516
†F5 Networks	4,506	543,243
†Finisar	13,225	293,198

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Harmonic	15,891	$48,468
Harris	7,795	1,026,446
†Infinera	10,668	94,625
InterDigital	6,220	458,725
Juniper Networks	22,261	619,524
†Lumentum Holdings	5,785	314,415
Motorola Solutions	5,314	450,999
†NETGEAR	4,473	212,915
†NetScout Systems	6,194	200,376
†Oclaro	5,900	50,917
†Palo Alto Networks	1,493	215,141
Plantronics	3,909	172,856
†Sonus Networks	7,554	57,788
†Ubiquiti Networks	7,606	426,088
†ViaSat	4,826	310,408
†Viavi Solutions	12,536	118,591

		14,956,092

Construction & Engineering–0.43%
†AECOM	15,765	580,310
†Aegion	4,365	101,617
Argan	2,865	192,671
Chicago Bridge & Iron	11,492	193,066
Comfort Systems USA	5,275	188,318
†Dycom Industries	5,163	443,398
EMCOR Group	9,724	674,651
Fluor	13,179	554,836
Granite Construction	4,504	261,007
†Great Lakes Dredge & Dock	483	2,343
Jacobs Engineering Group	6,624	385,980
KBR	15,549	278,016
†MasTec	8,769	406,882
†MYR Group	2,986	87,012
Primoris Services	5,083	149,542
†Quanta Services	16,456	614,961
†Tutor Perini	7,043	200,021
Valmont Industries	2,153	340,389

		5,655,020

Construction Materials–0.18%
Eagle Materials	5,781	616,833
Martin Marietta Materials	3,480	717,680
†Summit Materials Class A	8,685	278,181
†US Concrete	2,396	182,815
Vulcan Materials	5,108	610,917

		2,406,426

Consumer Finance–1.06%
Ally Financial	26,793	649,998
American Express	41,128	3,720,439
Capital One Financial	21,704	1,837,461
†Credit Acceptance	2,546	713,313
Discover Financial Services	25,340	1,633,923

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†Encore Capital Group	3,358	$148,759
†Enova International	937	12,603
†EZCORP Class A	6,690	63,555
FirstCash	6,979	440,724
†Green Dot Class A	5,819	288,506
†LendingClub	33,783	205,738
Navient	57,265	860,120
Nelnet Class A	4,320	218,160
†OneMain Holdings	11,443	322,578
†PRA Group	6,942	198,888
†Santander Consumer USA Holdings	30,471	468,339
†SLM	54,985	630,678
Synchrony Financial	50,005	1,552,655

		13,966,437

Containers & Packaging–0.84%
AptarGroup	8,671	748,394
Avery Dennison	8,912	876,406
Ball	20,112	830,626
Bemis	16,843	767,536
†Berry Global Group	11,557	654,704
†Crown Holdings	7,001	418,100
Graphic Packaging Holding	63,505	885,895
Greif Class A	4,106	240,365
International Paper	21,242	1,206,970
Myers Industries	2,920	61,174
†Owens-Illinois	23,503	591,335
Packaging Corp. of America	9,201	1,055,171
Sealed Air	16,972	725,044
Silgan Holdings	22,008	647,695
Sonoco Products	12,990	655,346
WestRock	12,091	685,922

		11,050,683

Distributors–0.19%
Core-Mark Holding	5,228	168,028
Genuine Parts	11,206	1,071,854
†LKQ	21,855	786,561
Pool	4,978	538,470

		2,564,913

Diversified Consumer Services–0.35%
Adtalem Global Education	7,102	254,607
†American Public Education	2,213	46,584
†Bright Horizons Family Solutions	6,159	530,967
Capella Education	1,427	100,104
†Career Education	3,757	39,035
Carriage Services	2,326	59,546
Graham Holdings	553	323,560
†Grand Canyon Education	6,766	614,488
H&R Block	19,342	512,176
†Houghton Mifflin Harcourt	14,700	177,135
†K12	6,889	122,900

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
Service Corp. International	17,588	$606,786
†ServiceMaster Global Holdings	15,956	745,624
†Sotheby’s	4,738	218,469
Strayer Education	1,056	92,157
†Weight Watchers International	4,637	201,941

		4,646,079

Diversified Financial Services–0.93%
†Berkshire Hathaway Class B	62,079	11,380,322
†FNFV Group	7,025	120,479
Leucadia National	16,565	418,266
Voya Financial	10,615	423,432

		12,342,499

Diversified Telecommunication Services–2.21%
AT&T	358,244	14,032,417
ATN International	1,514	79,788
CenturyLink	54,832	1,036,325
†Cincinnati Bell	5,095	101,136
Cogent Communications Holdings	5,986	292,715
Consolidated Communications Holdings	10,085	192,422
Frontier Communications	4,870	57,417
†General Communication Class A	7,752	316,204
IDT Class B	3,397	47,830
†Level 3 Communications	12,561	669,376
†Lumos Networks	2,700	48,384
†ORBCOMM	9,336	97,748
Verizon Communications	236,167	11,687,905
†Vonage Holdings	7,600	61,864
Windstream Holdings	15,687	27,766
†Zayo Group Holdings	12,965	446,255

		29,195,552

Electric Utilities–1.55%
ALLETE	6,594	509,650
Alliant Energy	12,308	511,644
American Electric Power	19,483	1,368,486
Avangrid	2,641	125,236
Duke Energy	23,587	1,979,421
Edison International	12,899	995,416
El Paso Electric	4,644	256,581
Entergy	7,182	548,418
Eversource Energy	11,554	698,324
Exelon	35,590	1,340,675
FirstEnergy	22,090	681,035
Great Plains Energy	11,571	350,601
Hawaiian Electric Industries	6,948	231,855
IDACORP	6,033	530,482
MGE Energy	3,422	221,061
NextEra Energy	17,820	2,611,521
OGE Energy	10,930	393,808
Otter Tail	4,368	189,353

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
PG&E	18,216	$1,240,327
Pinnacle West Capital	6,414	542,368
PNM Resources	8,628	347,708
Portland General Electric	9,526	434,767
PPL	26,960	1,023,132
Southern	34,508	1,695,723
Westar Energy	12,179	604,078
Xcel Energy	21,310	1,008,389

		20,440,059

Electrical Equipment–0.66%
Acuity Brands	2,185	374,247
Allied Motion Technologies	1,708	43,281
AMETEK	19,210	1,268,628
AZZ	4,022	195,871
†Babcock & Wilcox Enterprises	3,921	13,057
Eaton	14,735	1,131,501
Emerson Electric	27,042	1,699,319
Encore Wire	2,356	105,490
EnerSys	4,508	311,818
†Generac Holdings	10,296	472,895
General Cable	9,785	184,447
Hubbell	5,553	644,259
Powell Industries	1,827	54,792
†Power Solutions International	813	7,073
Regal Beloit	4,821	380,859
Rockwell Automation	7,443	1,326,417
†Sensata Technologies Holding	10,345	497,284
†Thermon Group Holdings	3,728	67,067

		8,778,305

Electronic Equipment, Instruments & Components–1.52%
Amphenol Class A	16,494	1,396,052
†Anixter International	4,994	424,490
†Arrow Electronics	8,559	688,229
Avnet	11,565	454,505
AVX	10,683	194,751
Badger Meter	2,792	136,808
Belden	3,678	296,189
†Benchmark Electronics	4,152	141,791
CDW	14,020	925,320
Cognex	5,538	610,731
†Coherent	2,520	592,628
Corning	37,771	1,130,108
CTS	1,275	30,728
Daktronics	5,746	60,735
Dolby Laboratories Class A	6,088	350,182
†ePlus	1,636	151,248
†Fabrinet	5,499	203,793
†FARO Technologies	354	13,541
†Flex	43,138	714,797
FLIR Systems	17,970	699,213

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†II-VI	7,979	$328,336
†IPG Photonics	4,402	814,634
†Itron	3,730	288,889
Jabil	33,466	955,454
†KEMET	6,224	131,513
†Keysight Technologies	15,670	652,812
†Knowles	5,974	91,223
Littelfuse	2,295	449,545
Mesa Laboratories	100	14,932
Methode Electronics	4,593	194,514
MTS Systems	1,823	97,439
National Instruments	10,428	439,749
†Novanta	3,392	147,891
†OSI Systems	2,992	273,379
Park Electrochemical	2,423	44,826
PC Connection	3,183	89,729
†Plexus	3,674	206,038
†Rogers	2,571	342,663
†Sanmina	10,665	396,205
†ScanSource	4,669	203,802
SYNNEX	5,679	718,450
TE Connectivity	16,123	1,339,176
†Tech Data	5,267	467,973
†Trimble	9,262	363,534
†TTM Technologies	12,750	195,968
Universal Display	1,856	239,146
†VeriFone Systems	12,652	256,583
Vishay Intertechnology	23,342	438,830
†Zebra Technologies	7,015	761,689

		20,160,761

Energy Equipment & Services–0.69%
Archrock	11,511	144,463
†Atwood Oceanics	8,344	78,350
Baker Hughes a GE Company	8,654	316,909
Bristow Group	5,275	49,321
Core Laboratories	3,764	371,507
†Diamond Offshore Drilling	14,549	210,961
†Dril-Quip	5,598	247,152
Ensco Class A	21,359	127,513
†Era Group	2,010	22,492
†Exterran	5,755	181,916
†Forum Energy Technologies	11,621	184,774
Frank’s International	310	2,393
Halliburton	11,983	551,577
†Helix Energy Solutions Group	6,861	50,703
Helmerich & Payne	7,849	409,011
†Matrix Service	3,017	45,858
†McDermott International	25,161	182,920
Nabors Industries	32,530	262,517
National Oilwell Varco	7,048	251,825
†Newpark Resources	12,083	120,830

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Noble	26,081	$119,973
Oceaneering International	12,328	323,857
†Oil States International	6,670	169,085
†Parker Drilling	15,756	17,332
Patterson-UTI Energy	16,123	337,616
†Pioneer Energy Services	7,354	18,753
†RigNet	1,617	27,812
†Rowan	15,208	195,423
RPC	9,483	235,084
Schlumberger	30,061	2,097,055
†SEACOR Holdings	2,936	135,379
†SEACOR Marine Holdings	2,951	46,154
†Superior Energy Services	16,774	179,146
†TechnipFMC	10,460	292,043
†Tesco	5,029	27,408
†TETRA Technologies	6,536	18,693
†Transocean	38,916	418,736
†Unit	3,873	79,706
US Silica Holdings	4,818	149,695
†Weatherford International	93,171	426,723

		9,128,665

Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	8,202	379,999

		379,999

Food & Staples Retailing–1.62%
Andersons	4,370	149,673
Casey’s General Stores	3,835	419,741
†Chefs’ Warehouse	2,580	49,794
Costco Wholesale	21,531	3,537,328
CVS Health	44,394	3,610,120
Ingles Markets Class A	2,345	60,267
Kroger	54,430	1,091,866
†Performance Food Group	10,338	292,049
PriceSmart	3,470	309,698
†Rite Aid	49,757	97,524
SpartanNash	5,888	155,267
†Sprouts Farmers Market	18,502	347,283
†SUPERVALU	5,083	110,555
Sysco	29,408	1,586,562
†United Natural Foods	6,297	261,892
†US Foods Holding	1,946	51,958
Village Super Market Class A	618	15,289
Walgreens Boots Alliance	33,645	2,598,067
Wal-Mart Stores	84,502	6,602,986
Weis Markets	1,437	62,510

		21,410,429

Food Products–1.45%
Alico	234	7,991
Archer-Daniels-Midland	17,253	733,425
B&G Foods Class A	9,162	291,810

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Blue Buffalo Pet Products	17,782	$504,120
Bunge	7,929	550,748
Calavo Growers	1,666	121,951
†Cal-Maine Foods	5,325	218,858
Campbell Soup	13,392	627,013
Conagra Brands	17,420	587,751
†Darling Ingredients	17,849	312,714
Dean Foods	10,300	112,064
†Farmer Brothers	400	13,140
Flowers Foods	26,330	495,267
Fresh Del Monte Produce	6,313	286,989
General Mills	29,451	1,524,384
†Hain Celestial Group	9,937	408,908
Hershey	8,647	943,993
Hormel Foods	14,127	454,042
†Hostess Brands	8,393	114,648
Ingredion	8,589	1,036,177
J&J Snack Foods	1,777	233,320
JM Smucker	8,646	907,225
John B Sanfilippo & Son	748	50,348
Kellogg	12,773	796,652
Kraft Heinz	17,183	1,332,542
Lamb Weston Holdings	5,100	239,139
Lancaster Colony	3,385	406,606
†Landec	1,935	25,058
McCormick & Co.	7,654	785,607
Mondelez International	31,071	1,263,347
†Pilgrim’s Pride	10,200	289,782
Pinnacle Foods	6,596	377,093
†Post Holdings	7,545	665,997
Sanderson Farms	2,695	435,296
Seaboard	14	63,070
Snyders-Lance	9,740	371,484
†TreeHouse Foods	5,048	341,901
Tyson Foods Class A	17,589	1,239,145

		19,169,605

Gas Utilities–0.33%
Atmos Energy	5,568	466,821
Chesapeake Utilities	1,638	128,174
National Fuel Gas	8,672	490,922
New Jersey Resources	11,433	481,901
Northwest Natural Gas	3,933	253,285
ONE Gas	6,456	475,420
South Jersey Industries	7,029	242,711
Southwest Gas Holdings	4,816	373,818
Spire	5,436	405,797
UGI	11,119	521,036
WGL Holdings	6,029	507,642

		4,347,527

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies–2.07%
Abaxis	2,179	$97,292
Abbott Laboratories	37,839	2,019,089
†ABIOMED	2,200	370,920
†Alere	10,100	514,999
†Align Technology	5,112	952,212
Analogic	1,712	143,380
†AngioDynamics	5,678	97,037
†Anika Therapeutics	1,937	112,346
Atrion	226	151,872
Baxter International	13,777	864,507
Becton Dickinson & Co.	6,106	1,196,471
†Boston Scientific	19,203	560,152
Cantel Medical	4,304	405,308
CONMED	2,672	140,200
Cooper	1,674	396,922
CR Bard	6,214	1,991,587
†CryoLife	600	13,620
Danaher	13,699	1,175,100
DENTSPLY SIRONA	11,008	658,388
†DexCom	1,908	93,349
†Edwards Lifesciences	9,179	1,003,356
†Exactech	917	30,215
†Globus Medical	8,601	255,622
†Haemonetics	5,852	262,579
†Halyard Health	7,052	317,552
†Heska	496	43,693
Hill-Rom Holdings	7,662	566,988
†Hologic.	23,305	855,060
†ICU Medical	1,730	321,521
†IDEXX Laboratories	5,375	835,759
†Inogen	1,392	132,379
†Integer Holdings	3,432	175,547
†Integra LifeSciences Holdings	7,495	378,348
†Intuitive Surgical	941	984,173
Invacare	4,463	70,292
†Lantheus Holdings	4,262	75,864
†LivaNova	3,945	276,387
†Masimo	6,795	588,175
Medtronic	32,253	2,508,316
Meridian Bioscience	6,320	90,376
†Merit Medical Systems	5,462	231,316
†Natus Medical	2,545	95,438
†Neogen	3,194	247,407
†NuVasive	4,865	269,813
†Nuvectra	1,144	15,169
†OraSure Technologies	3,636	81,810
†Orthofix International	1,657	78,293
†Quidel	952	41,755
ResMed	7,991	614,987
†RTI Surgical	7,962	36,227
†SeaSpine Holdings	1,244	13,958
STERIS	4,895	432,718

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Stryker	9,708	$1,378,730
†Surmodics	1,196	37,076
Teleflex	2,482	600,570
†Varex Imaging	2,529	85,581
†Varian Medical Systems	5,277	528,017
West Pharmaceutical Services	3,226	310,535
Zimmer Biomet Holdings	5,071	593,763

		27,420,116

Health Care Providers & Services–2.74%
†Acadia Healthcare	9,522	454,771
Aceto	3,288	36,924
†Addus HomeCare	500	17,650
Aetna	8,545	1,358,740
†Almost Family	1,338	71,851
†Amedisys	2,782	155,681
AmerisourceBergen	5,593	462,821
†AMN Healthcare Services	7,388	337,632
Anthem	10,049	1,908,104
†BioTelemetry	1,479	48,807
†Brookdale Senior Living	19,249	204,039
†Capital Senior Living	3,628	45,531
Cardinal Health	16,212	1,084,907
†Centene	9,428	912,348
Chemed	2,440	493,002
Cigna	10,510	1,964,739
†Community Health Systems	21,088	161,956
†CorVel	4,063	221,027
†Cross Country Healthcare	2,295	32,658
†DaVita	20,308	1,206,092
†Diplomat Pharmacy	3,200	66,272
Ensign Group	7,140	161,293
†Envision Healthcare	6,591	296,265
†Express Scripts Holding	30,374	1,923,282
†Hanger	4,881	53,642
†HCA Healthcare	12,467	992,249
†HealthEquity	1,093	55,284
HealthSouth	12,718	589,479
†Henry Schein	9,338	765,623
Humana	5,747	1,400,142
Kindred Healthcare	12,991	88,339
†Laboratory Corp. of America Holdings	7,556	1,140,729
Landauer	60	4,038
†LHC Group	2,482	176,023
†LifePoint Health	7,221	418,096
†Magellan Health	4,141	357,368
McKesson	11,235	1,725,808
†MEDNAX	8,411	362,682
†Molina Healthcare	7,676	527,802
National HealthCare	513	32,098
Owens & Minor	8,370	244,404
Patterson	12,944	500,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†PharMerica	3,751	$109,904
†Premier Class A	5,449	177,474
†Providence Service	1,930	104,374
Quest Diagnostics	17,031	1,594,783
†Quorum Health	5,272	27,309
†Select Medical Holdings	20,300	389,760
†Surgery Partners	5,182	53,634
†Tenet Healthcare	15,569	255,799
†Tivity Health	6,476	264,221
†Triple-S Management Class B	3,127	74,047
U.S. Physical Therapy	1,600	98,320
UnitedHealth Group	42,109	8,247,048
Universal Health Services Class B	8,291	919,804
†WellCare Health Plans	4,647	798,076

		36,175,037

Health Care Technology–0.21%
†Allscripts Healthcare Solutions	20,550	292,427
†athenahealth	3,567	443,592
†Cerner	11,856	845,570
Computer Programs & Systems	971	28,693
†Cotiviti Holdings	3,087	111,070
†Evolent Health Class A	5,559	98,950
†HealthStream	2,606	60,902
†HMS Holdings	8,554	169,882
†Medidata Solutions	1,250	97,575
†Omnicell	4,404	224,824
†Quality Systems	5,557	87,412
†Veeva Systems Class A	4,571	257,850

		2,718,747

Hotels, Restaurants & Leisure–2.34%
Aramark	21,338	866,536
†Belmond Class A	12,445	169,874
†Biglari Holdings	1	333
†BJ’s Restaurants	3,790	115,405
Bloomin’ Brands	16,537	291,051
Bob Evans Farms	3,052	236,561
†Bojangles’	982	13,257
Boyd Gaming	3,668	95,551
†Bravo Brio Restaurant Group	2,116	4,814
Brinker International	6,684	212,952
†Buffalo Wild Wings	3,038	321,117
Carnival	13,164	849,999
†Carrols Restaurant Group	5,537	60,353
Cheesecake Factory	6,977	293,871
†Chipotle Mexican Grill	539	165,920
Choice Hotels International	7,826	500,081
†Chuy’s Holdings	1,400	29,470
Cracker Barrel Old Country Store	3,884	588,892
Darden Restaurants	5,562	438,174
†Dave & Buster’s Entertainment	4,590	240,883

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Del Frisco’s Restaurant Group	2,666	$38,790
†Denny’s	10,416	129,679
DineEquity	3,027	130,100
Domino’s Pizza	3,057	606,967
Dunkin’ Brands Group	8,637	458,452
†Fiesta Restaurant Group	2,409	45,771
†Hilton Grand Vacations	1,233	47,631
Hilton Worldwide Holdings	9,065	629,564
†Hyatt Hotels Class A	2,033	125,619
ILG	12,750	340,808
International Game Technology	10,873	266,932
Jack in the Box	4,071	414,916
†La Quinta Holdings	15,085	263,988
Las Vegas Sands	22,692	1,455,919
Marcus	400	11,080
Marriott International Class A	9,978	1,100,174
Marriott Vacations Worldwide	3,991	496,999
McDonald’s	35,521	5,565,430
MGM Resorts International	16,524	538,517
†Norwegian Cruise Line Holdings	13,242	715,730
Papa John’s International	4,299	314,128
Planet Fitness Class A	8,820	237,964
†Red Robin Gourmet Burgers	2,551	170,917
Red Rock Resorts Class A	8,254	191,163
Royal Caribbean Cruises	7,687	911,217
†Ruby Tuesday	8,013	17,148
Ruth’s Hospitality Group	5,354	112,166
†Scientific Games Class A	6,202	284,362
SeaWorld Entertainment	12,697	164,934
Six Flags Entertainment	7,468	455,100
Sonic	4,619	117,554
Speedway Motorsports	5,420	115,446
Starbucks	86,509	4,646,398
Texas Roadhouse	9,489	466,289
Vail Resorts	2,700	615,924
Wendy’s	50,385	782,479
Wingstop	3,463	115,145
Wyndham Worldwide	8,697	916,751
Wynn Resorts	2,238	333,283
Yum Brands	13,884	1,022,001

		30,868,529

Household Durables–0.98%
†Beazer Homes USA	1,618	30,321
CalAtlantic Group	14,064	515,164
†Cavco Industries	858	126,598
DR Horton	23,627	943,426
Ethan Allen Interiors	3,617	117,191
Flexsteel Industries	262	13,283
Garmin	10,598	571,974
†GoPro	11,800	129,918
†Green Brick Partners	1,200	11,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy	2,994	$290,119
Hooker Furniture	1,803	86,093
†Installed Building Products	2,299	148,975
†iRobot	1,300	100,178
KB Home	11,824	285,195
La-Z-Boy	7,762	208,798
Leggett & Platt	7,668	365,994
Lennar Class A	15,130	798,864
Libbey	2,727	25,252
†M/I Homes	4,399	117,585
MDC Holdings	8,519	282,916
†Meritage Homes	6,285	279,054
†Mohawk Industries	6,223	1,540,255
NACCO Industries Class A	200	17,160
Newell Brands	10,479	447,139
†NVR	399	1,139,145
†PICO Holdings	2,699	45,073
PulteGroup	27,725	757,724
†Taylor Morrison Home Class A	7,408	163,346
†Tempur Sealy International	7,403	477,642
Toll Brothers	10,401	431,329
†TopBuild	3,133	204,178
†TRI Pointe Group	24,489	338,193
Tupperware Brands	6,114	377,967
†Universal Electronics	1,276	80,898
Whirlpool	7,624	1,406,171
†William Lyon Homes Class A	2,599	59,751
†ZAGG	1,799	28,334

		12,963,083

Household Products–1.12%
†Central Garden & Pet Class A	5,487	204,062
Church & Dwight	15,548	753,301
Clorox	8,441	1,113,452
Colgate-Palmolive	35,327	2,573,572
Energizer Holdings	6,574	302,733
†HRG Group	27,905	435,597
Kimberly-Clark	15,473	1,820,863
Procter & Gamble	78,688	7,159,034
Spectrum Brands Holdings	2,955	312,994
WD-40	1,305	146,030

		14,821,638

Independent Power & Renewable Electricity Producers–0.24%
AES	39,067	430,518
Atlantica Yield	8,328	164,062
†Calpine	58,583	864,099
†Dynegy	13,812	135,219
NRG Energy	36,135	924,695
NRG Yield Class A	4,200	79,674
NRG Yield Class C	7,003	135,158
Ormat Technologies	4,099	250,244

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
Pattern Energy Group	8,394	$202,295

		3,185,964

Industrial Conglomerates–1.39%
3M	34,245	7,188,026
Carlisle	4,973	498,742
General Electric	195,268	4,721,580
Honeywell International	36,684	5,199,590
Raven Industries	2,462	79,769
Roper Technologies	2,662	647,931

		18,335,638

Insurance–3.11%
Aflac	17,972	1,462,741
†Alleghany	771	427,142
Allstate	14,910	1,370,378
†Ambac Financial Group	5,809	100,263
American Equity Investment Life Holding	11,818	343,667
American Financial Group	5,298	548,078
American International Group	30,552	1,875,587
American National Insurance	2,284	269,695
AMERISAFE	3,206	186,589
AmTrust Financial Services	24,542	330,335
Aon	10,160	1,484,376
†Arch Capital Group	6,078	598,683
Argo Group International Holdings	3,961	243,602
Arthur J. Gallagher & Co.	13,473	829,263
Aspen Insurance Holdings	6,811	275,164
Assurant	5,375	513,420
Assured Guaranty	17,957	677,877
AXIS Capital Holdings	7,323	419,681
†Brighthouse Financial	2,702	164,282
Brown & Brown	12,887	621,025
Chubb	15,551	2,216,795
Cincinnati Financial	7,952	608,885
CNA Financial	2,638	132,559
†eHealth	183	4,372
Employers Holdings	4,584	208,343
†Enstar Group	1,045	232,356
Erie Indemnity Class A	2,601	313,603
Everest Re Group	1,823	416,355
Federated National Holding	2,034	31,751
Fidelity & Guaranty Life	4,327	134,353
First American Financial	14,738	736,458
FNF Group	10,970	520,636
†Genworth Financial	43,794	168,607
†Greenlight Capital Re Class A	4,459	96,537
Hanover Insurance Group	4,961	480,870
Hartford Financial Services Group	15,274	846,638
HCI Group	2,595	99,259
Horace Mann Educators	2,135	84,012

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Infinity Property & Casualty	600	$56,520
James River Holdings L	1,600	66,368
Kemper	7,867	416,951
Loews	16,438	786,723
Maiden Holdings	12,125	96,394
†Markel	686	732,634
Marsh & McLennan	26,368	2,209,902
†MBIA	23,888	207,826
Mercury General	6,071	344,165
MetLife	21,288	1,105,912
National General Holdings	10,842	207,191
National Western Life Group Class A	200	69,800
Navigators Group	4,398	256,623
Old Republic International	27,874	548,839
Primerica	7,888	643,266
Principal Financial Group	25,824	1,661,516
ProAssurance	5,875	321,069
Progressive	23,061	1,116,614
Prudential Financial	12,772	1,357,919
Reinsurance Group of America	3,970	553,934
RenaissanceRe Holdings	3,891	525,830
RLI	4,751	272,517
Safety Insurance Group	2,774	211,656
Selective Insurance Group	9,030	486,266
State Auto Financial	2,700	70,821
Stewart Information Services	3,350	126,496
Torchmark	5,882	471,089
Travelers	22,080	2,705,242
United Fire Group	2,487	113,954
United Insurance Holdings	3,254	53,040
Universal Insurance Holdings	7,335	168,705
Unum Group	10,922	558,442
Validus Holdings	9,014	443,579
White Mountains Insurance Group	507	434,499
Willis Towers Watson	2,711	418,118
WR Berkley	11,112	741,615
XL Group	13,094	516,558

		41,152,830

Internet & Direct Marketing Retail–1.92%
†1-800-Flowers.com Class A	5,253	51,742
†Amazon.com	18,776	18,050,308
Expedia	3,181	457,873
†FTD	4,356	56,802
†Groupon	13,374	69,545
HSN	6,625	258,706
†Liberty Interactive Corp. QVC Group Class A	11,659	274,803
†Liberty TripAdvisor Holdings Class A	10,113	124,896
†Liberty Ventures Class A	6,606	380,175
†Netflix	6,481	1,175,329
Nutrisystem	3,791	211,917

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Priceline Group	2,055	$3,762,335
†Shutterfly	4,144	200,901
†TripAdvisor	5,112	207,189
†Wayfair Class A	1,793	120,848

		25,403,369

Internet Software & Services–2.55%
†Actua	5,753	88,021
†Akamai Technologies	9,655	470,392
†Alphabet Class A	7,607	7,407,088
†Alphabet Class C	7,920	7,596,151
†Angie’s List	2,100	26,166
†Bankrate	4,234	59,064
†Bazaarvoice	527	2,609
†Blucora	5,281	133,609
†Carbonite	4,619	101,618
†Cars.com	8,684	231,081
†Cimpress	4,105	400,894
†comScore	2,587	74,376
†CoStar Group	768	206,016
†DHI Group	5,517	14,344
†eBay	42,250	1,624,935
†Envestnet	1,992	101,592
†Facebook Class A	66,556	11,372,424
†GoDaddy Class A	367	15,968
†GrubHub	5,087	267,881
†GTT Communications	3,460	109,509
†InterActiveCorp	3,063	360,148
†Internap	6,320	27,492
j2 Global	6,291	464,779
†Limelight Networks	5,104	20,263
†Liquidity Services	356	2,100
LogMeIn	3,889	427,984
†Match Group	7,041	163,281
NIC	6,405	109,846
†Shutterstock	1,235	41,113
†Stamps.com	964	195,355
†Twitter	7,054	119,001
†VeriSign	6,660	708,557
†Web.com Group	9,420	235,500
†XO Group	1,837	36,134
†Yelp	2,468	106,864
†Zillow Group	4,254	170,798
†Zillow Group Class C	5,985	240,657

		33,733,610

IT Services–4.33%
Accenture Class A	37,147	5,017,445
†Acxiom	9,820	241,965
Alliance Data Systems	4,827	1,069,422
Amdocs	10,852	698,001
Automatic Data Processing	23,070	2,522,012

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Black Knight Financial Services Class A	3,012	$129,667
†Blackhawk Network Holdings Class A	5,669	248,302
Booz Allen Hamilton Holding	17,715	662,364
Broadridge Financial Solutions	9,459	764,476
†CACI International Class A	3,716	517,825
†Cardtronics Class A	8,238	189,556
Cass Information Systems	587	37,239
Cognizant Technology Solutions Class A	23,912	1,734,576
†Conduent	18,114	283,846
Convergys	8,676	224,622
†CoreLogic	11,629	537,492
CSG Systems International	5,410	216,941
CSRA	12,709	410,119
DST Systems	10,530	577,886
DXC Technology	22,391	1,922,939
†EPAM Systems	4,126	362,799
†Euronet Worldwide	5,965	565,422
†Everi Holdings	7,580	57,532
†ExlService Holdings	3,213	187,382
Fidelity National Information Services	10,239	956,220
†First Data	1,118	20,169
†Fiserv	12,699	1,637,663
†FleetCor Technologies	4,616	714,418
Forrester Research	2,034	85,123
†Gartner	5,674	705,902
Genpact	15,431	443,641
Global Payments	6,238	592,797
Hackett Group	2,613	39,691
International Business Machines	53,161	7,712,598
Jack Henry & Associates	6,663	684,890
Leidos Holdings	7,833	463,870
†Luxoft Holding	847	40,487
ManTech International Class A	3,157	139,382
Mastercard Class A	57,083	8,060,120
MAXIMUS	8,374	540,123
†MoneyGram International	6,116	98,529
Paychex	19,815	1,188,107
†PayPal Holdings	19,280	1,234,498
†Perficient	3,999	78,660
Sabre	10,487	189,815
Science Applications International	6,361	425,233
†Sykes Enterprises	6,187	180,413
Syntel	9,000	176,850
TeleTech Holdings	3,912	163,326
†Teradata	13,485	455,658
Total System Services	12,198	798,969
Travelport Worldwide	9,208	144,566
†Unisys	5,740	48,790
†Vantiv Class A	12,254	863,539
†Virtusa	1,578	59,617

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Visa Class A	74,156	$7,804,177
Western Union	43,533	835,834
†WEX	4,036	452,920

		57,216,425

Leisure Products–0.27%
†American Outdoor Brands	8,067	123,022
Brunswick	11,643	651,659
Callaway Golf	9,101	131,327
Hasbro	9,226	901,103
†Malibu Boats Class A	3,566	112,828
Mattel	22,859	353,857
†Nautilus	4,229	71,470
Polaris Industries	8,880	929,114
Sturm Ruger & Co.	1,692	87,476
†Vista Outdoor	7,301	167,485

		3,529,341

Life Sciences Tools & Services–0.92%
Agilent Technologies	10,862	697,340
†Bio-Rad Laboratories Class A	1,608	357,330
Bio-Techne	3,697	446,930
Bruker	15,441	459,370
†Cambrex	5,069	278,795
†Charles River Laboratories International	7,518	812,094
†Enzo Biochem	4,600	48,162
†Illumina	4,383	873,094
†INC Research Holdings Class A	7,453	389,792
Luminex	4,176	84,898
†Mettler-Toledo International	2,275	1,424,514
†PAREXEL International	10,224	900,530
PerkinElmer	7,329	505,481
†PRA Health Sciences	4,979	379,250
†Quintiles IMS Holdings	3,805	361,741
Thermo Fisher Scientific	14,651	2,771,969
†VWR	16,109	533,369
†Waters	4,541	815,200

		12,139,859

Machinery–2.86%
Actuant Class A	3,465	88,704
AGCO	11,162	823,421
Alamo Group	1,868	200,567
Albany International	4,803	275,692
Allison Transmission Holdings	19,350	726,205
Altra Industrial Motion	3,166	152,285
Astec Industries	3,444	192,898
Barnes Group	7,276	512,521
Briggs & Stratton	6,831	160,529
Caterpillar	25,731	3,208,913
†Chart Industries	3,942	154,645
CIRCOR International	2,161	117,623

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Colfax	13,541	$563,847
Columbus McKinnon	3,989	151,063
Crane	5,256	420,427
Cummins	6,741	1,132,690
Deere & Co.	15,561	1,954,306
Donaldson	12,751	585,781
Douglas Dynamics	3,817	150,390
Dover	13,519	1,235,501
EnPro Industries	3,111	250,529
ESCO Technologies	2,378	142,561
Federal Signal	9,771	207,927
Flowserve	7,916	337,142
Fortive	8,836	625,500
Franklin Electric	6,304	282,734
Global Brass & Copper Holdings	1,864	63,003
Graco	6,748	834,660
†Harsco	14,587	304,868
Hillenbrand	9,705	377,039
Hyster-Yale Materials Handling	2,265	173,137
IDEX	5,045	612,816
Illinois Tool Works	17,309	2,561,040
Ingersoll-Rand	11,501	1,025,544
ITT	10,472	463,595
John Bean Technologies	3,731	377,204
Kadant	1,257	123,877
Kennametal	9,700	391,298
LB Foster Class A	1,339	30,462
Lincoln Electric Holdings	6,553	600,779
†Lydall	878	50,309
†Manitowoc	21,116	190,044
†Meritor	14,282	371,475
†Middleby	3,797	486,661
†Milacron Holdings	5,200	87,672
Mueller Industries	7,847	274,253
Mueller Water Products Class A	27,592	353,178
†Navistar International	7,387	325,545
NN	2,981	86,449
Nordson	4,662	552,447
Oshkosh	11,156	920,816
PACCAR	15,873	1,148,253
Parker-Hannifin	5,740	1,004,615
Park-Ohio Holdings	801	36,526
Pentair	9,608	652,960
†Proto Labs	1,861	149,438
†RBC Bearings	2,276	284,841
†Rexnord	17,542	445,742
Snap-on	4,695	699,602
†SPX	4,663	136,812
†SPX FLOW	4,663	179,805
Standex International	1,405	149,211
Stanley Black & Decker	5,630	849,961
Sun Hydraulics	2,590	139,860

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Tennant	2,035	$134,717
Terex	12,427	559,464
Timken	8,361	405,927
Titan International	4,215	42,782
Toro	10,402	645,548
†TriMas	5,477	147,879
Trinity Industries	19,301	615,702
Wabash National	13,252	302,411
†WABCO Holdings	4,566	675,768
Wabtec	4,860	368,145
Watts Water Technologies Class A	2,752	190,438
†Welbilt	20,316	468,284
Woodward	6,253	485,295
Xylem	10,270	643,210

		37,855,768

Marine–0.05%
†Kirby	7,077	466,728
Matson	7,118	200,585

		667,313

Media–2.98%
AMC Entertainment Holdings	5,436	79,909
†AMC Networks Class A	4,165	243,528
Cable One	675	487,431
CBS Class B	22,175	1,286,150
†Charter Communications Class A	8,548	3,106,514
Cinemark Holdings	15,721	569,257
Clear Channel Outdoor Holdings Class A	2,039	9,481
Comcast Class A	252,589	9,719,625
†Discovery Communications Class A	16,083	342,407
†Discovery Communications Class C	18,277	370,292
†DISH Network Class A	12,793	693,764
Entercom Communications Class A	1,204	13,786
Entravision Communications Class A	11,605	66,149
†EW Scripps Class A	6,953	132,872
Gannett	12,945	116,505
†Gray Television	12,929	202,985
†IMAX	1,534	34,745
Interpublic Group	29,757	618,648
John Wiley & Sons Class A	8,331	445,709
†Liberty Broadband Class A	1,624	152,948
†Liberty Broadband Class C	4,561	434,663
†Liberty Media Group Class A	1,485	54,188
†Liberty Media Group Class C	3,069	116,898
†Liberty Media-Liberty Braves Class A	594	15,070
†Liberty Media-Liberty Braves Class C	1,227	31,006
†Liberty SiriusXM Group Class A	5,940	248,886
†Liberty SiriusXM Group Class C	12,277	514,038
†Lions Gate Entertainment Class A	5,974	199,830
†Lions Gate Entertainment Class B	8,552	271,868

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Live Nation Entertainment	17,689	$770,356
†Madison Square Garden Class A	1,945	416,425
Meredith	5,810	322,455
†MSG Networks	7,386	156,583
National CineMedia	6,797	47,443
New York Times Class A	15,478	303,369
News Class A	20,540	272,360
News Class B	8,371	114,264
Nexstar Media Group Class A	5,697	354,923
Omnicom Group	14,332	1,061,571
†Reading International Class A	489	7,687
Regal Entertainment Group Class A	20,086	321,376
Scholastic	4,716	175,435
Scripps Networks Interactive Class A	7,846	673,893
Sinclair Broadcast Group Class A	9,958	319,154
Sirius XM Holdings	68,041	375,586
TEGNA	26,053	347,286
Time	16,596	224,046
Time Warner	32,926	3,373,269
Tribune Media Class A	5,496	224,567
Twenty-First Century Fox Class A	52,996	1,398,034
Twenty-First Century Fox Class B	17,580	453,388
Viacom Class A	300	11,010
Viacom Class B	26,734	744,275
Walt Disney	64,400	6,347,908

		39,395,815

Metals & Mining–0.69%
†AK Steel Holding	26,497	148,118
†Alcoa	10,045	468,298
†Allegheny Technologies	11,771	281,327
Carpenter Technology	7,558	363,011
†Century Aluminum	9,082	150,580
†Cleveland-Cliffs	18,689	133,626
†Coeur Mining	21,436	196,997
Commercial Metals	17,961	341,798
Compass Minerals International	6,373	413,608
Ferroglobe	12,975	170,751
†Freeport-McMoRan	92,616	1,300,329
Haynes International	1,268	45,534
Hecla Mining	48,398	242,958
Kaiser Aluminum	1,961	202,258
Materion	3,100	133,765
Newmont Mining	13,741	515,425
Nucor	21,109	1,182,948
Reliance Steel & Aluminum	8,181	623,147
Royal Gold	5,496	472,876
†Ryerson Holding	607	6,586
Schnitzer Steel Industries Class A	2,756	77,581
Southern Copper	3,216	127,868
Steel Dynamics	21,496	740,967
†SunCoke Energy	1,400	12,796

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†TimkenSteel	6,778	$111,837
United States Steel	14,338	367,913
Worthington Industries	5,243	241,178

		9,074,080

Multiline Retail–0.66%
Big Lots	8,831	473,077
Dillard’s Class A	6,398	358,736
Dollar General	15,063	1,220,856
†Dollar Tree	19,794	1,718,515
Fred’s Class A	5,241	33,752
†JC Penney	41,484	158,054
Kohl’s	28,811	1,315,222
Macy’s	31,905	696,167
Nordstrom	16,663	785,660
†Ollie’s Bargain Outlet Holdings	3,936	182,630
Target	30,038	1,772,542

		8,715,211

Multi-Utilities–0.86%
Ameren	14,689	849,612
Avista	8,017	415,040
Black Hills	4,628	318,730
CenterPoint Energy	22,804	666,105
CMS Energy	16,911	783,318
Consolidated Edison	10,269	828,503
Dominion Energy	23,695	1,822,856
DTE Energy	6,968	748,084
MDU Resources Group	18,965	492,142
NiSource	20,881	534,345
NorthWestern	5,837	332,359
Public Service Enterprise Group	16,849	779,266
SCANA	7,858	381,034
Sempra Energy	7,988	911,670
Unitil	1,492	73,794
Vectren	10,681	702,489
WEC Energy Group	11,137	699,181

		11,338,528

Oil, Gas & Consumable Fuels–3.55%
Anadarko Petroleum	11,224	548,292
Andeavor	23,184	2,391,430
†Antero Resources	16,750	333,325
Apache	6,314	289,181
Arch Coal Class A	2,170	155,676
Cabot Oil & Gas	11,202	299,654
†Callon Petroleum	21,912	246,291
†Centennial Resource Development Class A	9,280	166,762
†Cheniere Energy	13,897	625,921
Cheniere Energy Partners Holdings	1,388	34,811
Chevron	65,934	7,747,245
Cimarex Energy	2,056	233,706

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Concho Resources	4,968	$654,385
ConocoPhillips	25,004	1,251,450
†CONSOL Energy	25,588	433,461
†Continental Resources	10,703	413,243
CVR Energy	6,305	163,300
Delek US Holdings	14,079	376,332
†Denbury Resources	3,667	4,914
Devon Energy	5,918	217,250
DHT Holdings	14,019	55,796
†Diamondback Energy	2,433	238,337
†Energen	10,047	549,370
EnLink Midstream	13,242	228,425
EOG Resources	10,607	1,026,121
†EP Energy Class A	16,914	55,140
EQT	7,020	457,985
Exxon Mobil	125,451	10,284,473
GasLog	9,204	160,610
Green Plains	4,898	98,695
†Gulfport Energy	21,110	302,717
†Halcon Resources	8,065	54,842
Hess	11,154	523,011
HollyFrontier	16,197	582,606
Kinder Morgan	60,700	1,164,226
†Kosmos Energy	37,603	299,320
†Laredo Petroleum	19,201	248,269
Marathon Oil	33,764	457,840
Marathon Petroleum	32,463	1,820,525
†Matador Resources	10,004	271,609
Murphy Oil	18,269	485,225
†Newfield Exploration	14,996	444,931
Noble Energy	20,258	574,517
†Oasis Petroleum	18,018	164,324
Occidental Petroleum	17,199	1,104,348
ONEOK	10,643	589,729
Panhandle Oil & Gas Class A	1,806	42,983
†Par Pacific Holdings	1,067	22,194
†Parsley Energy Class A	7,407	195,100
PBF Energy Class A	14,133	390,212
†PDC Energy	5,391	264,321
Phillips 66	9,638	882,937
Pioneer Natural Resources	3,578	527,898
†QEP Resources	24,720	211,850
Range Resources	11,488	224,820
†Renewable Energy Group	5,557	67,518
†REX American Resources	1,042	97,771
†Rice Energy	17,630	510,212
†RSP Permian	10,847	375,198
Scorpio Tankers	27,600	94,668
SemGroup Class A	8,022	230,633
SM Energy	11,793	209,208
†SRC Energy	17,299	167,281
Targa Resources	9,743	460,844

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Teekay	13,659	$121,975
†Ultra Petroleum	9,976	86,492
Valero Energy	19,970	1,536,292
†Whiting Petroleum	30,928	168,867
Williams	20,050	601,701
World Fuel Services	7,994	271,077
†WPX Energy	32,521	373,992

		46,965,664

Paper & Forest Products–0.17%
†Boise Cascade	5,938	207,236
†Clearwater Paper	2,473	121,795
Deltic Timber	456	40,324
Domtar	10,267	445,485
KapStone Paper and Packaging	17,293	371,627
†Louisiana-Pacific	15,346	415,570
Mercer International	10,372	122,908
Neenah Paper	2,359	201,812
PH Glatfelter	4,944	96,161
†Resolute Forest Products	7,351	37,123
Schweitzer-Mauduit International	4,384	181,761

		2,241,802

Personal Products–0.31%
†Avon Products	40,949	95,411
Coty Class A	33,297	550,399
†Edgewell Personal Care	5,853	425,923
Estee Lauder Class A	12,377	1,334,736
†Herbalife	8,001	542,708
Inter Parfums	3,508	144,705
Medifast	1,745	103,601
Natural Health Trends	1,722	41,156
Nu Skin Enterprises Class A	9,513	584,859
†Revlon Class A	4,768	117,054
†USANA Health Sciences	1,848	106,630

		4,047,182

Pharmaceuticals–3.18%
†Akorn	9,574	317,761
Allergan	10,435	2,138,653
†Amphastar Pharmaceuticals	2,340	41,816
Bristol-Myers Squibb	33,192	2,115,658
†Catalent	17,323	691,534
†Corcept Therapeutics	3,174	61,258
†Depomed	3,876	22,442
Eli Lilly & Co.	38,525	3,295,429
†Endo International	19,354	165,767
†Horizon Pharma	15,728	199,431
†Impax Laboratories	7,524	152,737
†Innoviva	911	12,863
†Jazz Pharmaceuticals	2,576	376,740
Johnson & Johnson	107,896	14,027,559
†Lannett	7,113	131,235

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mallinckrodt	8,454	$315,926
Merck & Co.	87,602	5,609,156
†Mylan	9,794	307,238
Pfizer	255,180	9,109,926
Phibro Animal Health Class A	1,442	53,426
†Prestige Brands Holdings	6,536	327,388
†SciClone Pharmaceuticals	5,143	57,602
†Sucampo Pharmaceuticals Class A	3,401	40,132
†Supernus Pharmaceuticals	3,800	152,000
†Taro Pharmaceutical Industries	3,413	384,611
Zoetis	29,532	1,882,960

		41,991,248

Professional Services–0.60%
†Advisory Board	2,548	136,637
Barrett Business Services	300	16,959
†CBIZ	6,360	103,350
Dun & Bradstreet	4,540	528,501
Equifax	7,987	846,542
Exponent	2,558	189,036
†Franklin Covey	993	20,158
†FTI Consulting	6,870	243,748
†GP Strategies	1,772	54,666
Heidrick & Struggles International	2,100	44,415
†Huron Consulting Group	2,990	102,557
†ICF International	3,173	171,183
Insperity	3,305	290,840
Kelly Services Class A	3,655	91,704
Kforce	4,767	96,293
Korn/Ferry International	6,340	249,986
ManpowerGroup	9,027	1,063,561
†Mistras Group	3,448	70,684
†Navigant Consulting	4,750	80,370
Nielsen Holdings	18,787	778,721
†On Assignment	6,674	358,260
Resources Connection	4,071	56,587
Robert Half International	13,736	691,470
†RPX	7,879	104,633
†TransUnion	1,042	49,245
†TriNet Group	8,091	272,019
†TrueBlue	5,561	124,844
†Verisk Analytics Class A	13,318	1,107,924

		7,944,893

Real Estate Management & Development–0.24%
†Altisource Portfolio Solutions	2,089	54,042
†CBRE Group Class A	23,540	891,695
†=Forestar Group	4,339	74,631
HFF Class A	5,680	224,701
†Howard Hughes	4,225	498,254
Jones Lang LaSalle	4,388	541,918
Kennedy-Wilson Holdings	10,248	190,100

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Marcus & Millichap	3,589	$96,867
RE/MAX Holdings	1,148	72,955
Realogy Holdings	15,344	505,585
†St. Joe	3,370	63,525

		3,214,273

Road & Rail–1.40%
AMERCO	1,614	605,089
ArcBest	3,735	124,936
†Avis Budget Group	12,271	467,034
Celadon Group	4,136	27,918
†Covenant Transportation Group Class A	3,400	98,532
CSX	47,982	2,603,503
†Genesee & Wyoming	5,867	434,217
Heartland Express	13,599	341,063
†Hertz Global Holdings	1,947	43,535
JB Hunt Transport Services	10,200	1,133,016
Kansas City Southern	10,638	1,156,138
Knight-Swift Transportation Holdings Class A	26,318	1,093,513
Landstar System	5,452	543,292
Marten Transport	7,936	163,085
Norfolk Southern	13,859	1,832,714
Old Dominion Freight Line	9,409	1,036,025
†Roadrunner Transportation Systems	5,207	49,623
Ryder System	10,618	897,752
†Saia	3,643	228,234
Union Pacific	44,142	5,119,148
†USA Truck	1,448	20,344
Werner Enterprises	12,297	449,455
†YRC Worldwide	1,455	20,079

		18,488,245

Semiconductors & Semiconductor Equipment–3.89%
†Advanced Energy Industries	5,778	466,631
†Advanced Micro Devices	18,799	239,687
†Alpha & Omega Semiconductor	1,200	19,788
†Amkor Technology	37,829	399,096
Analog Devices	8,167	703,750
Applied Materials	33,111	1,724,752
†Axcelis Technologies	1,050	28,717
Broadcom	8,166	1,980,582
Brooks Automation	9,566	290,424
Cabot Microelectronics	2,668	213,253
†Cavium	2,665	175,730
†CEVA	2,353	100,708
†Cirrus Logic	8,845	471,615
Cohu	2,980	71,043
†Cree	10,967	309,160
Cypress Semiconductor	32,772	492,235
†Diodes	7,611	227,797

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†DSP Group	4,368	$56,784
†Entegris	15,222	439,155
†First Solar	9,258	424,757
†FormFactor	7,433	125,246
†Integrated Device Technology	11,976	318,322
Intel	277,479	10,566,400
†IXYS	4,008	94,990
KLA-Tencor	12,919	1,369,414
†Kulicke & Soffa Industries	12,689	273,702
Lam Research	8,046	1,488,832
†Lattice Semiconductor	17,582	91,602
†MACOM Technology Solutions Holdings	2,830	126,246
Marvell Technology Group	22,436	401,604
Maxim Integrated Products	11,953	570,278
†MaxLinear Class A	5,379	127,751
Microchip Technology	8,427	756,576
†Micron Technology	71,704	2,820,118
†Microsemi	11,410	587,387
MKS Instruments	6,800	642,260
Monolithic Power Systems	1,222	130,204
†Nanometrics	2,667	76,810
†NeoPhotonics	2,126	11,821
NVE	50	3,949
NVIDIA	46,520	8,316,380
†ON Semiconductor	41,688	769,977
†PDF Solutions	3,040	47,090
†Photronics	5,636	49,879
Power Integrations	2,120	155,184
†Qorvo	5,653	399,554
QUALCOMM	55,727	2,888,888
†Rambus	9,571	127,773
†Rudolph Technologies	4,102	107,883
†Semtech	6,166	231,533
†Sigma Designs	1,968	12,398
†Silicon Laboratories	1,698	135,670
Skyworks Solutions	10,149	1,034,183
†SunPower	12,428	90,600
†Synaptics	4,025	157,700
Teradyne	19,991	745,464
Texas Instruments	55,321	4,958,974
†Ultra Clean Holdings	2,793	85,522
†Veeco Instruments	6,193	132,530
Versum Materials	8,954	347,594
†Xcerra	5,880	57,918
Xilinx	14,519	1,028,381
Xperi	7,199	182,135

		51,482,386

Software–3.89%
†ACI Worldwide	14,185	323,134
Activision Blizzard	15,960	1,029,580

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Adobe Systems	9,671	$1,442,720
†ANSYS	4,453	546,517
†Aspen Technology	10,168	638,652
†Autodesk	2,283	256,290
†Barracuda Networks	2,732	66,196
Blackbaud	4,439	389,744
†BroadSoft	500	25,150
CA	53,474	1,784,962
†Cadence Design Systems	19,616	774,244
CDK Global	6,967	439,548
†Citrix Systems	8,053	618,631
†Dell Technologies Class V	12,928	998,171
†Electronic Arts	13,033	1,538,676
†Ellie Mae	801	65,786
Fair Isaac	3,741	525,611
†FireEye	6,823	114,422
†Fortinet	3,418	122,501
†Globant	250	10,018
†Guidewire Software	3,953	307,781
Intuit	14,939	2,123,429
†Manhattan Associates	8,875	368,934
†Micro Focus International ADR	6,441	205,468
Microsoft	319,000	23,762,310
†MicroStrategy	1,106	141,247
Monotype Imaging Holdings	3,104	59,752
†Nuance Communications	30,262	475,719
Oracle	100,906	4,878,805
†Paycom Software	4,540	340,318
Pegasystems	7,594	437,794
Progress Software	4,679	178,597
†Proofpoint	637	55,559
†PTC	2,065	116,218
QAD Class A	1,105	37,957
†Qualys	453	23,465
†RealPage	4,008	159,919
†Red Hat	9,877	1,094,964
†salesforce.com	7,597	709,712
†Seachange International	2,000	5,480
†ServiceNow	3,069	360,700
†Silver Spring Networks	2,590	41,880
†Splunk	2,645	175,707
SS&C Technologies Holdings	13,162	528,454
Symantec	8,527	279,771
†Synchronoss Technologies	4,423	41,267
†Synopsys	4,517	363,754
†Tableau Software Class A	2,254	168,802
†Take-Two Interactive Software	6,889	704,262
†Telenav	2,300	14,605
TiVo	16,231	322,185
†Tyler Technologies	1,278	222,781
†Ultimate Software Group	685	129,876
†VASCO Data Security International	584	7,037

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Verint Systems	5,416	$226,660
†VMware Class A	1,975	215,650
†Workday Class A	1,507	158,823
†Zedge Class B	1,132	2,173
†Zynga Class A	82,444	311,638

		51,470,006

Specialty Retail–3.17%
Aaron’s	13,763	600,480
Abercrombie & Fitch	4,585	66,207
Advance Auto Parts	4,940	490,048
American Eagle Outfitters	28,359	405,534
†America’s Car-Mart	962	39,562
†Asbury Automotive Group	5,290	323,219
†Ascena Retail Group	28,043	68,705
†AutoNation	13,117	622,533
†AutoZone	1,214	722,464
Barnes & Noble	9,682	73,583
†Barnes & Noble Education	6,119	39,835
Bed Bath & Beyond	20,862	489,631
Best Buy	44,427	2,530,562
Big 5 Sporting Goods	900	6,885
†Build-A-Bear Workshop	2,901	26,544
†Burlington Stores	4,740	452,480
Caleres	7,320	223,406
†CarMax	11,906	902,594
Cato Class A	4,303	56,929
Chico’s FAS	18,957	169,665
Children’s Place	3,021	356,931
Citi Trends	2,149	42,701
Dick’s Sporting Goods	11,492	310,399
DSW Class A	11,901	255,633
†Express	12,788	86,447
Finish Line Class A	5,944	71,506
†Five Below	5,269	289,163
Foot Locker	14,273	502,695
†Francesca’s Holdings	6,695	49,275
GameStop Class A	18,683	385,991
Gap	31,510	930,490
†Genesco	3,102	82,513
Group 1 Automotive	3,419	247,741
Guess	11,019	187,654
Haverty Furniture	2,655	69,428
†Hibbett Sports	4,645	66,191
Home Depot	70,101	11,465,720
†Kirkland’s	2,488	28,438
L Brands	11,417	475,061
Lithia Motors Class A	3,884	467,284
Lowe’s	49,478	3,955,271
†MarineMax	2,439	40,365
†Michaels	14,861	319,066
Monro	3,844	215,456

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Murphy USA	6,800	$469,200
Office Depot	59,243	268,963
†O’Reilly Automotive	5,785	1,245,915
†Party City Holdco	1,834	24,851
Penske Automotive Group	13,958	663,982
Rent-A-Center	8,035	92,242
†RH	5,147	361,937
Ross Stores	23,514	1,518,299
†Sally Beauty Holdings	19,812	387,919
†Select Comfort	8,853	274,886
Shoe Carnival	1,575	35,249
Signet Jewelers	8,178	544,246
Sonic Automotive Class A	5,355	109,242
†Sportsman’s Warehouse Holdings	165	744
Stage Stores	4,087	7,520
Stein Mart	6,897	8,966
Tiffany & Co.	8,129	746,080
Tile Shop Holdings	2,643	33,566
TJX	38,771	2,858,586
Tractor Supply	10,859	687,266
†Ulta Beauty	4,365	986,752
†Urban Outfitters	22,925	547,908
†Vitamin Shoppe	3,839	20,539
Williams-Sonoma	13,719	684,029
Winmark	151	19,894
†Zumiez	4,241	76,762

		41,887,828

Technology Hardware, Storage & Peripherals–4.35%
Apple	322,835	49,755,330
†Avid Technology	6,614	30,028
†Cray	6,871	133,641
Diebold Nixdorf	5,855	133,787
†Electronics For Imaging	5,336	227,740
Hewlett Packard Enterprise	75,577	1,111,738
HP	71,917	1,435,463
†NCR	16,424	616,228
NetApp	23,621	1,033,655
Seagate Technology	26,122	866,467
†Stratasys	4,881	112,849
†Super Micro Computer	6,166	136,269
Western Digital	13,187	1,139,357
Xerox	23,774	791,436

		57,523,988

Textiles, Apparel & Luxury Goods–0.86%
Carter’s	6,021	594,574
Coach	19,971	804,432
Columbia Sportswear	6,536	402,487
†Crocs	5,293	51,342
Culp	695	22,761
†Deckers Outdoor	5,238	358,332

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Fossil Group	8,573	$79,986
†G-III Apparel Group	5,901	171,247
Hanesbrands	28,474	701,599
†Lululemon athletica	9,083	565,417
†Michael Kors Holdings	15,972	764,260
Movado Group	2,255	63,140
NIKE Class B	64,610	3,350,029
Oxford Industries	2,792	177,404
†Perry Ellis International	2,325	55,010
PVH	4,626	583,154
Ralph Lauren	3,815	336,826
†Skechers U.S.A. Class A	13,059	327,650
†Steven Madden	7,834	339,212
†Under Armour Class A	8,228	135,597
†Under Armour Class C	8,286	124,456
†Unifi	3,174	113,090
†Vera Bradley	810	7,136
VF	12,928	821,833
Wolverine World Wide	16,475	475,304

		11,426,278

Thrift & Mortgage Finance–0.44%
Astoria Financial	15,660	336,690
Beneficial Bancorp	11,715	194,469
†BofI Holding	7,624	217,055
Capitol Federal Financial	21,314	313,316
Clifton Bancorp	3,028	50,628
Dime Community Bancshares	6,872	147,748
†Essent Group	9,692	392,526
First Defiance Financial	802	42,097
†Flagstar Bancorp	7,368	261,417
†HomeStreet	2,845	76,815
Kearny Financial	7,885	121,035
†LendingTree	428	104,625
Meridian Bancorp	8,312	155,019
Meta Financial Group	741	58,094
†MGIC Investment	35,831	448,962
New York Community Bancorp	25,070	323,152
†NMI Holdings Class A	299	3,708
Northfield Bancorp	6,724	116,661
Northwest Bancshares	14,286	246,719
OceanFirst Financial	4,341	119,334
Oritani Financial	6,244	104,899
†PennyMac Financial Services Class A	1,643	29,245
†PHH	8,109	112,958
Provident Financial Services	9,985	266,300
Radian Group	23,244	434,430
TFS Financial	9,915	159,929
TrustCo Bank	12,472	111,001
United Community Financial	2,888	27,725
United Financial Bancorp	4,707	86,091
†Walker & Dunlop	4,483	234,595

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Washington Federal	9,358	$314,897
Waterstone Financial	3,925	76,538
WSFS Financial	3,684	179,595

		5,868,273

Tobacco–1.07%
Altria Group	112,753	7,150,795
Philip Morris International	58,687	6,514,844
Universal	2,033	116,491
Vector Group	15,698	321,328

		14,103,458

Trading Companies & Distributors–0.58%
Air Lease	16,007	682,218
Applied Industrial Technologies	5,007	329,461
†Beacon Roofing Supply	6,388	327,385
†BMC Stock Holdings	4,881	104,209
†CAI International	2,879	87,291
†DXP Enterprises	1,631	51,360
Fastenal	18,484	842,501
†GMS	3,890	137,706
H&E Equipment Services	2,771	80,913
†HD Supply Holdings	11,623	419,242
†Herc Holdings	1,633	80,229
Kaman	3,636	202,816
†MRC Global	11,216	196,168
MSC Industrial Direct	6,411	484,479
†NOW	8,471	116,985
†Rush Enterprises Class A	4,686	216,915
Triton International	6,937	230,863
†United Rentals	7,828	1,086,057
†Univar	7,423	214,747
†Veritiv	1,100	35,750
Watsco	3,045	490,458
†WESCO International	6,714	391,091
WW Grainger	4,437	797,551

		7,606,395

Transportation Infrastructure–0.03%
Macquarie Infrastructure	5,269	380,316

		380,316

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities–0.14%
American States Water	4,789	$235,858
American Water Works	9,289	751,573
Aqua America	10,265	340,695
California Water Service Group	6,748	257,436
Connecticut Water Service	819	48,567
Middlesex Water	1,357	53,289
SJW Group	2,258	127,803
York Water	591	20,035

		1,835,256

Wireless Telecommunication Services–0.17%
†Boingo Wireless	4,098	87,574
Shenandoah Telecommunications	6,684	248,645
Spok Holdings	1,858	28,520
†Sprint	62,251	484,313
Telephone & Data Systems	13,099	365,331
†T-Mobile US	15,158	934,642
†United States Cellular	3,838	135,865

		2,284,890

Total Common Stock (Cost $932,037,236)		1,318,412,793

RIGHTS–0.00%
†=Dyax CVR	7,132	24,035
†=Media General CVR	16,818	1,682

Total Rights (Cost $7,917)		25,717

MONEY MARKET FUND–0.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	2,493,732	2,493,732

Total Money Market Fund (Cost $2,493,732)		2,493,732

TOTAL VALUE OF SECURITIES–99.93% (Cost $934,538,885)	1,320,932,242
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	955,799

NET ASSETS APPLICABLE TO 43,595,760 SHARES OUTSTANDING–100.00%	$1,321,888,041

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$37,835,603	$—	$—	$37,835,603
Air Freight & Logistics	10,975,633	—	—	10,975,633
Airlines	10,997,850	—	—	10,997,850

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Auto Components	$11,861,349	$—	$—	$11,861,349
Automobiles	8,238,683	—	—	8,238,683
Banks	87,198,484	—	—	87,198,484
Beverages	22,560,023	—	—	22,560,023
Biotechnology	35,768,116	—	—	35,768,116
Building Products	8,339,273	—	—	8,339,273
Capital Markets	36,689,324	—	—	36,689,324
Chemicals	36,348,287	—	—	36,348,287
Commercial Services & Supplies	13,527,835	—	—	13,527,835
Communications Equipment	14,956,092	—	—	14,956,092
Construction & Engineering	5,655,020	—	—	5,655,020
Construction Materials	2,406,426	—	—	2,406,426
Consumer Finance	13,966,437	—	—	13,966,437
Containers & Packaging	11,050,683	—	—	11,050,683
Distributors	2,564,913	—	—	2,564,913
Diversified Consumer Services	4,646,079	—	—	4,646,079
Diversified Financial Services	12,342,499	—	—	12,342,499
Diversified Telecommunication Services	29,195,552	—	—	29,195,552
Electric Utilities	20,440,059	—	—	20,440,059
Electrical Equipment	8,778,305	—	—	8,778,305
Electronic Equipment, Instruments & Components	20,160,761	—	—	20,160,761
Energy Equipment & Services	9,128,665	—	—	9,128,665
Equity Real Estate Investment Trusts	379,999	—	—	379,999
Food & Staples Retailing	21,410,429	—	—	21,410,429
Food Products	19,169,605	—	—	19,169,605
Gas Utilities	4,347,527	—	—	4,347,527
Health Care Equipment & Supplies	27,420,116	—	—	27,420,116
Health Care Providers & Services	36,175,037	—	—	36,175,037
Health Care Technology	2,718,747	—	—	2,718,747
Hotels, Restaurants & Leisure	30,868,529	—	—	30,868,529
Household Durables	12,963,083	—	—	12,963,083
Household Products	14,821,638	—	—	14,821,638
Independent Power & Renewable Electricity Producers	3,185,964	—	—	3,185,964
Industrial Conglomerates	18,335,638	—	—	18,335,638
Insurance	41,052,567	100,263	—	41,152,830
Internet & Direct Marketing Retail	25,403,369	—	—	25,403,369
Internet Software & Services	33,733,610	—	—	33,733,610
IT Services	57,216,425	—	—	57,216,425
Leisure Products	3,529,341	—	—	3,529,341
Life Sciences Tools & Services	12,139,859	—	—	12,139,859
Machinery	37,855,768	—	—	37,855,768
Marine	667,313	—	—	667,313
Media	39,395,815	—	—	39,395,815
Metals & Mining	9,074,080	—	—	9,074,080
Multiline Retail	8,715,211	—	—	8,715,211
Multi-Utilities	11,338,528	—	—	11,338,528
Oil, Gas & Consumable Fuels	46,965,664	—	—	46,965,664
Paper & Forest Products	2,241,802	—	—	2,241,802
Personal Products	4,047,182	—	—	4,047,182
Pharmaceuticals	41,991,248	—	—	41,991,248
Professional Services	7,944,893	—	—	7,944,893
Real Estate Management & Development	3,139,642	—	74,631	3,214,273

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Road & Rail	$18,488,245	$—	$—	$18,488,245
Semiconductors & Semiconductor Equipment	51,482,386	—	—	51,482,386
Software	51,470,006	—	—	51,470,006
Specialty Retail	41,887,828	—	—	41,887,828
Technology Hardware, Storage & Peripherals	57,523,988	—	—	57,523,988
Textiles, Apparel & Luxury Goods	11,426,278	—	—	11,426,278
Thrift & Mortgage Finance	5,868,273	—	—	5,868,273
Tobacco	14,103,458	—	—	14,103,458
Trading Companies & Distributors	7,606,395	—	—	7,606,395
Transportation Infrastructure	380,316	—	—	380,316
Water Utilities	1,835,256	—	—	1,835,256
Wireless Telecommunication Services	2,284,890	—	—	2,284,890
Rights	—	—	25,717	25,717
Money Market Fund	2,493,732	—	—	2,493,732

Total Investments	$1,320,731,631	$100,263	$100,348	$1,320,932,242

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Delaware Social Awareness Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.77%
Aerospace & Defense–1.74%
Rockwell Collins	94,700	$12,378,237

		12,378,237

Airlines–0.52%
Southwest Airlines	65,600	3,672,288

		3,672,288

Auto Components–1.21%
BorgWarner	168,200	8,616,886

		8,616,886

Automobiles–0.75%
Ford Motor	445,300	5,330,241

		5,330,241

Banks–4.91%
Comerica	77,000	5,872,020
East West Bancorp	91,300	5,457,914
KeyCorp	478,100	8,997,842
US Bancorp	222,000	11,896,980
†Western Alliance Bancorp	50,800	2,696,464

		34,921,220

Biotechnology–5.02%
AbbVie	55,900	4,967,274
†Alkermes	68,000	3,457,120
†Celgene	69,500	10,134,490
Gilead Sciences	90,400	7,324,208
†TESARO	26,900	3,472,790
†Vertex Pharmaceuticals	42,000	6,385,680

		35,741,562

Capital Markets–5.55%
BlackRock	21,800	9,746,562
Intercontinental Exchange	113,850	7,821,495
Invesco	255,300	8,945,712
Raymond James Financial	69,900	5,894,667
State Street	74,000	7,069,960

		39,478,396

Chemicals–1.01%
†Axalta Coating Systems	121,600	3,516,672
Praxair	26,400	3,689,136

		7,205,808

Communications Equipment–1.21%
Cisco Systems	255,300	8,585,739

		8,585,739

Construction & Engineering–0.43%
Granite Construction	53,000	3,071,350

		3,071,350

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–1.21%
Capital One Financial	101,550	$8,597,223

		8,597,223

Containers & Packaging–0.92%
WestRock	115,500	6,552,315

		6,552,315

Diversified Telecommunication Services–2.23%
AT&T	406,000	15,903,020

		15,903,020

Electric Utilities–1.62%
PPL	303,200	11,506,440

		11,506,440

Equity Real Estate Investment Trusts–4.32%
American Tower	97,800	13,367,304
Brixmor Property Group	245,800	4,621,040
Host Hotels & Resorts	420,700	7,778,743
Life Storage	61,000	4,990,410

		30,757,497

Food & Staples Retailing–1.62%
Casey’s General Stores	37,200	4,071,540
CVS Health	91,600	7,448,912

		11,520,452

Food Products–1.25%
General Mills	86,300	4,466,888
Pinnacle Foods	77,600	4,436,392

		8,903,280

Health Care Equipment & Supplies–3.27%
Abbott Laboratories	164,000	8,751,040
†DexCom	77,000	3,767,225
†Edwards Lifesciences	58,300	6,372,773
West Pharmaceutical Services	45,200	4,350,952

		23,241,990

Health Care Providers & Services–2.03%
Cigna	52,200	9,758,268
†Express Scripts Holding	74,000	4,685,680

		14,443,948

Hotels, Restaurants & Leisure–1.99%
Aramark	132,700	5,388,947
Starbucks	163,400	8,776,214

		14,165,161

Household Durables–1.09%
Newell Brands	182,226	7,775,583

		7,775,583

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–1.19%
Roper Technologies	34,900	$8,494,660

		8,494,660

Insurance–4.99%
Aflac	85,100	6,926,289
Arthur J. Gallagher & Co.	68,100	4,191,555
Prudential Financial	83,900	8,920,248
Reinsurance Group of America	35,600	4,967,268
Travelers	58,600	7,179,672
Validus Holdings	66,900	3,292,149

		35,477,181

Internet & Direct Marketing Retail–1.57%
†Amazon.com	11,600	11,151,660

		11,151,660

Internet Software & Services–5.78%
†Alphabet Class A	29,700	28,919,484
†Facebook Class A	71,400	12,200,118

		41,119,602

IT Services–1.13%
Accenture Class A	59,600	8,050,172

		8,050,172

Life Sciences Tools & Services–1.11%
Thermo Fisher Scientific	41,600	7,870,720

		7,870,720

Machinery–2.56%
Ingersoll-Rand	49,600	4,422,832
Lincoln Electric Holdings	42,000	3,850,560
Parker-Hannifin	56,800	9,941,136

		18,214,528

Media–3.83%
Cinemark Holdings	90,100	3,262,521
Comcast Class A	318,600	12,259,728
Walt Disney	119,100	11,739,687

		27,261,936

Oil, Gas & Consumable Fuels–5.74%
†Diamondback Energy	57,100	5,593,516
EOG Resources	123,400	11,937,716
Noble Energy	208,300	5,907,388
Occidental Petroleum	99,400	6,382,474
Pioneer Natural Resources	74,500	10,991,730

		40,812,824

Pharmaceuticals–3.81%
Allergan	39,203	8,034,655
Merck & Co.	159,300	10,199,979
Pfizer	248,700	8,878,590

		27,113,224

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.95%
Nielsen Holdings	162,400	$6,731,480

		6,731,480

Road & Rail–1.82%
Union Pacific	111,400	12,919,058

		12,919,058

Semiconductors & Semiconductor Equipment–4.97%
Analog Devices	36,400	3,136,588
Broadcom	39,300	9,531,822
Intel	350,300	13,339,424
Maxim Integrated Products	77,700	3,707,067
†Microsemi	57,000	2,934,360
QUALCOMM	51,700	2,680,128

		35,329,389

Software–6.40%
†Adobe Systems	54,300	8,100,474
Microsoft	292,800	21,810,672
†PTC	66,400	3,736,992
†salesforce.com	65,200	6,090,984
†Tyler Technologies	33,300	5,804,856

		45,543,978

Specialty Retail–2.68%
Home Depot	96,200	15,734,472
Tractor Supply	53,000	3,354,370

		19,088,842

Technology Hardware, Storage & Peripherals–3.52%
Apple	162,400	25,029,088

		25,029,088

Textiles, Apparel & Luxury Goods–1.08%
NIKE Class B	147,800	7,663,430

		7,663,430

Thrift & Mortgage Finance–0.74%
†MGIC Investment	421,600	5,282,648

		5,282,648

Total Common Stock (Cost $451,946,960)		695,523,056

MONEY MARKET FUND–2.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	15,767,500	15,767,500

Total Money Market Fund (Cost $15,767,500)		15,767,500

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.99% (Cost $467,714,460)	$711,290,556
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	83,081

NET ASSETS APPLICABLE TO 19,025,480 SHARES OUTSTANDING–100.00%	$711,373,637

†	Non-income producing.

IT–Information Technology

See accompanying notes.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Common Stock	$695,523,056
Money Market Fund	15,767,500

Total Investments	$711,290,556

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Special Opportunities Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.10%
Aerospace & Defense–1.14%
Spirit AeroSystems Holdings Class A	96,700	$7,515,524

		7,515,524

Airlines–0.92%
Southwest Airlines	108,500	6,073,830

		6,073,830

Auto Components–0.71%
BorgWarner	92,200	4,723,406

		4,723,406

Banks–9.66%
Bank of Hawaii	82,200	6,852,192
Comerica	187,200	14,275,872
East West Bancorp	380,600	22,752,268
Fifth Third Bancorp	382,900	10,713,542
Hancock Holding	191,700	9,287,865

		63,881,739

Beverages–0.99%
Dr Pepper Snapple Group	74,000	6,546,780

		6,546,780

Building Products–1.55%
Johnson Controls International	81,795	3,295,521
†USG	213,200	6,960,980

		10,256,501

Capital Markets–3.79%
Affiliated Managers Group	40,600	7,707,098
Raymond James Financial	205,750	17,350,898

		25,057,996

Chemicals–7.23%
Albemarle	84,000	11,450,040
†Axalta Coating Systems	311,300	9,002,796
Celanese Class A	106,500	11,104,755
Eastman Chemical	105,600	9,555,744
WR Grace & Co.	92,900	6,702,735

		47,816,070

Commercial Services & Supplies–1.25%
Brink’s	97,800	8,239,650

		8,239,650

Construction & Engineering–2.76%
†AECOM	213,000	7,840,530
KBR	311,100	5,562,468
†Quanta Services	130,700	4,884,259

		18,287,257

Consumer Finance–1.06%
Synchrony Financial	224,900	6,983,145

		6,983,145

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–2.91%
†Berry Global Group	218,182	$12,360,010
Graphic Packaging Holding	495,500	6,912,225

		19,272,235

Diversified Consumer Services–0.90%
Service Corp. International	171,600	5,920,200

		5,920,200

Electric Utilities–2.55%
Edison International	105,400	8,133,718
IDACORP	99,500	8,749,035

		16,882,753

Electronic Equipment, Instruments & Components–2.88%
Avnet	181,900	7,148,670
†Flex	343,000	5,683,510
†Keysight Technologies	149,850	6,242,751

		19,074,931

Energy Equipment & Services–1.54%
Helmerich & Payne	55,200	2,876,472
†Rowan	213,600	2,744,760
†Superior Energy Services	430,100	4,593,468

		10,214,700

Equity Real Estate Investment Trusts–8.67%
Apartment Investment & Management Class A	93,800	4,114,068
Brandywine Realty Trust	521,100	9,114,039
CBL & Associates Properties	367,500	3,083,325
Equity Residential	102,500	6,757,825
Highwoods Properties	178,600	9,303,274
Host Hotels & Resorts	509,400	9,418,806
Kimco Realty	343,700	6,719,335
Life Storage	68,700	5,620,347
VEREIT	392,700	3,255,483

		57,386,502

Food & Staples Retailing–0.66%
†US Foods Holding	164,200	4,384,140

		4,384,140

Food Products–0.77%
JM Smucker	48,600	5,099,598

		5,099,598

Health Care Equipment & Supplies–2.13%
Becton Dickinson & Co.	27,800	5,447,410
Zimmer Biomet Holdings	73,700	8,629,533

		14,076,943

Health Care Providers & Services–1.66%
Cigna	33,300	6,225,102

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	51,100	$4,785,004

		11,010,106

Hotels, Restaurants & Leisure–1.59%
Darden Restaurants	44,600	3,513,588
Marriott International Class A	63,540	7,005,920

		10,519,508

Household Durables–1.28%
DR Horton	211,633	8,450,506

		8,450,506

Insurance–9.91%
American Financial Group	203,650	21,067,593
Reinsurance Group of America	105,000	14,650,650
Torchmark	177,050	14,179,935
Validus Holdings	165,100	8,124,571
WR Berkley	113,050	7,544,957

		65,567,706

Internet Software & Services–0.00%
LogMeIn	1	110

		110

IT Services–1.02%
†Fiserv	52,200	6,731,712

		6,731,712

Leisure Products–0.84%
Hasbro	57,000	5,567,190

		5,567,190

Life Sciences Tools & Services–1.35%
Agilent Technologies	139,500	8,955,900

		8,955,900

Machinery–2.65%
ITT	187,100	8,282,917
Stanley Black & Decker	61,400	9,269,558

		17,552,475

Media–1.97%
Cable One	5,000	3,610,600
Cinemark Holdings	114,800	4,156,908
Meredith	94,225	5,229,487

		12,996,995

Multi-Utilities–3.94%
CMS Energy	173,700	8,045,784
Public Service Enterprise Group	200,700	9,282,375
WEC Energy Group	139,200	8,738,976

		26,067,135

Oil, Gas & Consumable Fuels–6.54%
Andeavor	109,300	11,274,295

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Hess	85,600	$4,013,784
Marathon Oil	746,000	10,115,760
†Newfield Exploration	321,100	9,527,037
SM Energy	365,100	6,476,874
†Whiting Petroleum	337,300	1,841,658

		43,249,408

Professional Services–0.73%
ManpowerGroup	41,200	4,854,184

		4,854,184

Road & Rail–1.71%
CSX	100,300	5,442,278
JB Hunt Transport Services	53,000	5,887,240

		11,329,518

Semiconductors & Semiconductor Equipment–2.04%
†Qorvo	66,700	4,714,356
Teradyne	235,900	8,796,711

		13,511,067

Software–4.38%
†Citrix Systems	41,900	3,218,758
Symantec	214,500	7,037,745
†Synopsys	232,400	18,715,172

		28,971,675

Technology Hardware, Storage & Peripherals–0.81%
Western Digital	62,000	5,356,800

		5,356,800

Textiles, Apparel & Luxury Goods–0.67%
VF	69,900	4,443,543

		4,443,543

Trading Companies & Distributors–1.94%
†HD Supply Holdings	188,700	6,806,409
†United Rentals	43,300	6,007,442

		12,813,851

Total Common Stock (Cost $419,881,367)		655,643,289

MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	233,987	233,987

Total Money Market Fund (Cost $233,987)		233,987

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.80%
≠Discounted Commercial Paper–0.80%
Abbey National Treasury Services 1.06% 10/2/17	5,290,000	$5,289,844

Total Short-Term Investment (Cost $5,289,844)		5,289,844

TOTAL VALUE OF SECURITIES–99.94% (Cost $425,405,198)	$661,167,120
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	398,258

NET ASSETS APPLICABLE TO 16,823,662 SHARES OUTSTANDING–100.00%	$661,565,378

†	Non-income producing.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information	Technology

See accompanying notes.

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$655,643,289	$—	$655,643,289
Money Market Fund	233,987	—	233,987
Short-Term Investment	—	5,289,844	5,289,844

Total Investments	$655,877,276	$5,289,844	$661,167,120

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occured.

LVIP Delaware Special Opportunities Fund–4

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–46.38%
INVESTMENT COMPANY–46.38%
International Equity Fund–46.38%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional International Core Equity Fund	14,718,452	$164,463,987

Total Affiliated Investment (Cost $140,301,984)		164,463,987

UNAFFILIATED INVESTMENTS–53.10%
INVESTMENT COMPANIES–53.10%
International Equity Fund–46.63%
**Dimensional Investment Group–
DFA International Value Portfolio	8,439,968	165,338,967

		165,338,967

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	22,942,696	$22,942,696

		22,942,696

Total Unaffiliated Investments (Cost $143,606,769)		188,281,663

TOTAL VALUE OF SECURITIES–99.48% (Cost $283,908,753)	352,745,650
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	1,852,788

NET ASSETS APPLICABLE TO 33,839,124 SHARES OUTSTANDING–100.00%	$354,598,438

*	Standard Class shares.

**	Class I shares.

«	Includes $634,358 cash collateral due to broker and $1,917,090 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
73	British Pound	$6,060,601	$6,131,544	12/19/17	$70,943	$—
67	Euro	10,002,355	9,936,519	12/19/17	—	(65,836)
64	Japanese Yen	7,289,343	7,136,000	12/19/17	—	(153,343)

					70,943	(219,179)

Equity Contracts:
243	Euro STOXX 50 Index	9,954,296	10,270,333	12/18/17	316,037	—
63	FTSE 100 Index	6,203,784	6,187,564	12/18/17	—	(16,220)
41	Nikkei 225 Index (OSE)	7,073,971	7,418,440	12/8/17	344,469	—

					660,506	(16,220)

Total Futures Contracts					$731,449	$(235,399)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Company	$164,463,987
Unaffiliated Investment Companies	188,281,663

Total Investments	$352,745,650

Derivatives:

Assets:
Futures Contracts	$731,449

Liabilities:
Futures Contracts	$(235,399)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$133,836,090	$13,337,169	$11,778,446	$123,398	$28,945,776	$164,463,987	$241,014	$—

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–56.20%
INVESTMENT COMPANY–56.20%
Equity Fund–56.20%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional U.S. Core Equity 2 Fund	33,859,525	$406,144,997

Total Affiliated Investment (Cost $339,809,628)		406,144,997

UNAFFILIATED INVESTMENTS–43.61%

INVESTMENT COMPANIES–43.61%
Equity Fund–36.88%
**Dimensional Investment Group–
DFA U.S. Large Company Portfolio	13,607,066	266,562,428

		266,562,428

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	48,608,616	$48,608,616

		48,608,616

Total Unaffiliated Investments (Cost $254,673,967)		315,171,044

TOTAL VALUE OF SECURITIES–99.81% (Cost $594,483,595)	721,316,041
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,388,268

NET ASSETS APPLICABLE TO 49,866,987 SHARES OUTSTANDING–100.00%	$722,704,309

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $442,801 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
66	E-mini Russell 2000 Index	$4,624,807	$4,926,570	12/18/17	$301,763
259	E-mini S&P 500 Index	31,932,731	32,583,495	12/18/17	650,764
57	E-mini S&P MidCap 400 Index	9,822,358	10,235,490	12/18/17	413,132

Total Futures Contracts					$1,365,659

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Company	$406,144,997
Unaffiliated Investment Companies	315,171,044

Total Investments	$721,316,041

Derivatives:

Assets:
Futures Contracts	$1,365,659

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$320,330,064	$56,803,963	$9,886,508	$7,411	$38,890,067	$406,144,997	$142,638	$—

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–30.01%
INVESTMENT COMPANIES–30.01%
Fixed Income Funds–28.01%
*DFA Intermediate Term Extended
Quality Portfolio	11,666,106	$126,343,928
*DFA VA Global Bond Portfolio	2,460,500	26,671,819
*DFA VA Short-Term Fixed Portfolio	3,249,322	33,370,533

		186,386,280

Money Market Fund–2.00%
**Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.51%)	1,335,089	13,350,893

		13,350,893

Total Affiliated Investments (Cost $197,821,298)		199,737,173

UNAFFILIATED INVESTMENTS–70.15%

INVESTMENT COMPANIES–70.15%
Fixed Income Funds–70.07%
*DFA Inflation Protected Securities Portfolio	1,123,695	13,214,653

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
*DFA One-Year Fixed Income Portfolio	5,187,775	$53,434,080
*DFA Two-Year Global Fixed Income Portfolio	7,356,209	73,414,966
Vanguard Long-Term Bond ETF	212,770	19,951,443
Vanguard Mortgage-Backed Securities ETF	1,513,114	79,862,157
Vanguard Short-Term Corporate Bond ETF	333,241	26,702,601
Vanguard Total Bond Market ETF	2,436,707	199,712,506

		466,292,406

Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	490,195	490,195

		490,195

Total Unaffiliated Investments (Cost $464,733,244)		466,782,601

TOTAL VALUE OF SECURITIES–100.16% (Cost $662,554,542)	666,519,774
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,083,240)

NET ASSETS APPLICABLE TO 62,376,694 SHARES OUTSTANDING–100.00%	$665,436,534

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. and foreign fixed-income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$199,737,173
Unaffiliated Investment Companies	466,782,601

Total Investments	$666,519,774

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$110,595,895	$17,994,907	$5,278,969	$(170,665)	$3,202,760	$126,343,928	$2,574,431	$—
DFA VA Global Bond Portfolio	23,270,879	3,525,062	670,182	(12,287)	558,347	26,671,819	—	—
DFA VA Short-Term Fixed Portfolio	29,157,913	4,821,818	881,948	(3,319)	276,069	33,370,533	—	—
LVIP Government Money Market Fund	11,663,615	2,025,346	338,068	—	—	13,350,893	33,817	429

Total	$174,688,302	$28,367,133	$7,169,167	$(186,271)	$4,037,176	$199,737,173	$2,608,248	$429

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.99%
INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.51%)	708,257	$7,082,573

Total Affiliated Investment (Cost $7,082,573)		7,082,573

UNAFFILIATED INVESTMENTS–98.02%
INVESTMENT COMPANIES–98.02%
Equity Funds–97.88%
Vanguard Dividend Appreciation ETF	374,291	35,479,044
Vanguard Mega Cap 300 Growth ETF	640,220	67,043,839
Vanguard Mega Cap 300 Value ETF	942,866	67,688,350
Vanguard Mid-Cap Growth ETF	146,459	17,831,383
Vanguard Mid-Cap Value ETF	168,923	17,845,026
Vanguard REIT ETF	82,984	6,895,141

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Growth ETF	47,583	$7,263,069
Vanguard Small-Cap Value ETF	113,647	14,522,950
Vanguard Total Stock Market ETF	825,918	106,972,899
**Vanguard Variable Insurance Fund–
Small Company Growth Portfolio	313,140	7,327,470

		348,869,171

Money Market Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	508,166	508,166

		508,166

Total Unaffiliated Investments (Cost $243,622,328)		349,377,337

TOTAL VALUE OF SECURITIES–100.01% (Cost $250,704,901)	356,459,910
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(20,582)

NET ASSETS APPLICABLE TO 19,888,163 SHARES OUTSTANDING–100.00%	$356,439,328

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Company	$7,082,573
Unaffiliated Investment Companies	349,377,337

Total Investments	$356,459,910

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$5,634,505	$1,755,537	$307,469	$—	$—	$7,082,573	$17,344	$224

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.01%
INVESTMENT COMPANY–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.51%)	475,652	$4,756,520

Total Affiliated Investment (Cost $4,756,520)		4,756,520

UNAFFILIATED INVESTMENTS–98.19%
INVESTMENT COMPANIES–98.19%
International Equity Funds–98.01%
Vanguard FTSE All-World ex-U.S. ETF	808,355	42,608,392
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	185,299	21,296,414
Vanguard FTSE Developed Markets ETF	1,318,177	57,222,064
Vanguard FTSE Emerging Markets ETF	422,363	18,402,356

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	532,468	$31,058,858
Vanguard FTSE Pacific ETF	522,089	35,606,470
Vanguard Global ex-U.S. Real Estate ETF	78,679	4,674,319
**Vanguard VA International Portfolio	815,792	21,455,325

		232,324,198

Money Market Fund–0.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	420,057	420,057

		420,057

Total Unaffiliated Investments (Cost $193,192,048)		232,744,255

TOTAL VALUE OF SECURITIES–100.20% (Cost $197,948,568)	237,500,775
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(463,467)

NET ASSETS APPLICABLE TO 21,042,554 SHARES OUTSTANDING–100.00%	$237,037,308

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes.

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn invest in foreign stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Company	$4,756,520
Unaffiliated Investment Companies	232,744,255

Total Investments	$237,500,775

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$3,363,669	$1,518,722	$125,871	$—	$—	$4,756,520	$10,900	$145

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.49%
Australia–5.62%
Adelaide Brighton	12,534	$57,319
AGL Energy	3,961	72,611
Ainsworth Game Technology	6,705	13,411
Altium	1,848	15,670
Alumina	49,422	85,287
Alumina ADR	2,200	15,136
Amcor	7,139	85,173
AMP	78,519	297,481
Ansell	2,202	38,483
AP Eagers	1,590	9,479
APA Group	4,803	31,458
ARB	745	10,110
Aristocrat Leisure	6,690	110,200
Asaleo Care	16,870	20,445
Aurizon Holdings	20,549	78,981
Ausdrill	17,281	27,246
AusNet Services	18,433	24,435
Austal	8,748	10,670
Australia & New Zealand Banking Group	20,759	481,987
†Australian Agricultural	17,102	20,659
Australian Pharmaceutical Industries	13,270	15,509
Automotive Holdings Group	8,745	22,774
Aveo Group	10,918	20,468
†AWE	55,519	19,597
Bank of Queensland	8,195	83,437
=Beach Energy	51,414	33,272
†Bellamy’s Australia	3,466	20,472
Bendigo & Adelaide Bank	12,442	113,304
BHP Billiton	33,258	672,538
BHP Billiton ADR	4,100	166,173
Blackmores	209	19,345
BlueScope Steel	23,996	206,482
Boral	25,768	136,838
Brambles	8,705	61,454
Breville Group	2,406	21,364
Brickworks	2,502	26,514
BT Investment Management	4,733	41,024
Cabcharge Australia	7,280	10,364
Caltex Australia	1,697	42,729
†Cardno	10,023	11,007
carsales.com	4,834	48,649
Cedar Woods Properties	3,504	15,557
Challenger	5,546	54,161
CIMIC Group	661	22,922
Cleanaway Waste Management	50,865	54,860
Coca-Cola Amatil	6,680	40,504
Cochlear	684	85,421
Codan	7,058	12,900
Collins Foods (Australian Securities Exchange)	5,613	25,757
Commonwealth Bank of Australia	10,031	592,091

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Computershare	5,618	$63,766
Corporate Travel Management	894	15,329
Costa Group Holdings	1,792	7,844
Credit Corp Group	1,365	20,579
Crown Resorts	6,073	53,877
†CSG	9,755	3,979
CSL	1,423	149,526
CSR	25,732	95,471
Domino’s Pizza Enterprises	1,385	49,779
Downer EDI	20,194	107,238
DuluxGroup	7,944	43,619
Eclipx Group	8,271	26,275
†Elders	6,008	22,856
†Energy World	39,810	12,179
ERM Power	5,246	5,555
Event Hospitality & Entertainment	2,844	27,975
Evolution Mining	50,407	87,382
Fairfax Media	80,391	59,590
Flight Centre Travel Group	2,450	86,499
Fortescue Metals Group	42,223	170,235
G8 Education	10,481	33,461
Genworth Mortgage Insurance Australia	9,798	21,443
GrainCorp Class A	6,889	44,094
Greencross	3,054	12,673
GUD Holdings	1,292	11,047
GWA Group	8,661	17,732
Hansen Technologies	7,143	18,770
Harvey Norman Holdings	23,148	70,450
Healthscope	28,065	36,764
HFA Holdings	2,382	5,007
HT&E	5,727	9,254
Iluka Resources	3,994	29,762
IMF Bentham	8,126	12,939
Incitec Pivot	37,359	105,496
Independence Group	17,723	48,101
Insurance Australia Group	9,319	46,564
Integral Diagnostics	9,867	12,848
InvoCare	2,555	31,465
IOOF Holdings	6,700	58,599
IRESS	2,733	24,417
iSentia Group	6,749	9,423
James Hardie Industries CDI	5,467	75,989
Japara Healthcare	6,227	8,743
JB Hi-Fi	3,370	60,587
Link Administration Holdings (Australian Securities Exchange)	8,170	48,256
Macquarie Atlas Roads Group	8,173	34,811
Macquarie Group	4,569	325,850
Magellan Financial Group	3,098	59,683
Mantra Group	9,769	24,444
†Mayne Pharma Group	20,988	10,866

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
McMillan Shakespeare	2,428	$27,996
Medibank	33,796	77,408
†Mesoblast	4,977	5,348
Metals X	23,081	14,393
Metcash	35,847	71,983
Mineral Resources	7,647	97,532
Monadelphous Group	2,631	32,401
Myer Holdings	37,090	22,547
MYOB Group	7,105	19,172
National Australia Bank	16,733	413,449
Navitas	8,596	30,544
New Hope	12,612	19,093
Newcrest Mining	9,593	158,170
nib holdings	13,372	60,207
Nine Entertainment Holdings	32,095	34,742
Northern Star Resources	11,393	44,147
†NRW Holdings	10,765	10,133
Nufarm	6,522	42,410
OFX Group	8,551	11,671
Oil Search	18,581	102,025
Orica	16,321	253,099
†Origin Energy	25,812	151,447
Orora	43,988	106,963
OZ Minerals	12,366	71,973
Pacific Current Group	1,154	6,970
Pact Group Holdings	4,699	19,314
Perpetual	1,243	50,525
†Perseus Mining	24,054	6,321
Platinum Asset Management	4,023	19,123
Premier Investments	2,818	28,758
Primary Health Care	18,901	45,664
Programmed Maintenance Services	6,193	14,622
Qantas Airways	9,894	45,246
QBE Insurance Group	19,220	150,912
Qube Holdings	29,280	56,729
Quintis	11,219	2,851
Ramsay Health Care	886	43,283
RCR Tomlinson	2,402	8,102
REA Group	640	33,635
Reece	353	11,869
Regis Healthcare	6,738	18,393
Regis Resources	12,292	34,711
Reject Shop	2,536	8,096
Resolute Mining	20,493	16,557
Ridley	9,945	10,453
Rio Tinto (Australian Securities Exchange)	5,022	262,079
Sandfire Resources	5,612	25,356
†Santos	24,917	78,570
†Saracen Mineral Holdings	31,831	32,833
SEEK	5,052	65,822
Select Harvests	2,007	6,077

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Senex Energy	51,921	$13,440
Servcorp	2,368	10,365
Service Stream	9,845	11,275
Seven Group Holdings	4,010	37,714
Seven West Media	48,144	25,113
SG Fleet Group	6,686	20,716
Sigma Healthcare	22,208	14,371
†Silver Lake Resources	18,565	5,898
Sims Metal Management	6,252	66,107
Sirtex Medical	1,494	15,657
Sonic Healthcare	3,151	51,682
South32	46,958	120,447
South32 ADR	2,400	30,936
Southern Cross Media Group	32,767	30,329
Spark Infrastructure Group	24,227	47,889
SpeedCast International	3,597	11,230
St Barbara	15,960	32,925
Star Entertainment Group	21,497	88,358
Steadfast Group	10,681	23,375
Suncorp Group	17,515	179,291
Super Retail Group	7,541	47,735
Sydney Airport	8,222	45,855
Tabcorp Holdings	18,705	62,650
Tassal Group	6,917	20,889
Tatts Group	18,808	58,717
Technology One	8,398	33,069
Telstra	11,902	32,582
Thorn Group	8,175	7,150
Tox Free Solutions	5,658	11,095
TPG Telecom	8,966	34,250
Transurban Group	3,992	37,200
Treasury Wine Estates	1,807	19,404
Villa World	10,756	20,839
Village Roadshow	3,360	9,883
†Virgin Australia Holdings	38,668	5,611
Virtus Health	2,673	11,700
Vocus Group	8,948	16,775
Webjet	5,681	48,038
Wesfarmers	6,044	195,942
Western Areas	6,865	14,001
†Westgold Resources	5,951	9,149
Westpac Banking	25,655	642,351
Westpac Banking ADR	1,600	40,352
†Whitehaven Coal	17,815	51,425
Woodside Petroleum	7,506	171,332
Woolworths	4,525	89,481
†WorleyParsons	7,803	82,629

		12,261,765

Austria–0.73%
Agrana Beteiligungs	165	20,954
ANDRITZ	2,070	119,648

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Austria (continued)
†Atrium European Real Estate	4,170	$19,522
Austria Technologie & Systemtechnik	1,434	20,338
†BUWOG	3,322	99,570
CA Immobilien Anlagen	1,602	46,010
DO & CO	154	7,546
†Erste Group Bank	4,281	184,907
EVN	934	14,588
Lenzing	327	47,421
Mayr Melnhof Karton	125	17,935
Oesterreichische Post	634	29,269
OMV	2,874	167,427
Palfinger	421	19,127
POLYTEC Holding	1,389	32,948
Porr	255	8,055
†Raiffeisen Bank International	4,321	144,809
RHI	479	20,013
S IMMO	1,531	27,097
†Schoeller-Bleckmann Oilfield Equipment	215	17,206
Semperit Holding	457	14,043
Strabag	572	24,872
†Telekom Austria	5,124	46,480
UNIQA Insurance Group	5,225	54,739
Verbund	1,857	43,775
Vienna Insurance Group	1,697	50,162
voestalpine	4,072	207,644
Wienerberger	2,941	71,918
Zumtobel Group	329	5,716

		1,583,739

Belgium–1.47%
Ackermans & van Haaren	757	132,728
Ageas	6,474	304,228
†AGFA-Gevaert	10,744	51,250
Anheuser-Busch InBev	4,442	531,825
Anheuser-Busch InBev ADR	1,200	143,160
Barco	316	34,095
Bekaert	1,429	68,537
bpost	2,426	72,112
Cie d’Entreprises CFE	299	44,545
Colruyt	2,057	105,355
Deceuninck	2,600	10,018
D’ieteren	1,058	48,542
Econocom Group	3,074	23,467
Elia System Operator	497	28,777
Euronav	2,462	20,238
EVS Broadcast Equipment	474	17,924
†Fagron	1,095	15,944
†Galapagos	316	32,190
Ion Beam Applications	247	8,390
KBC Group	3,720	315,241
Kinepolis Group	347	23,045

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Lotus Bakeries	6	$15,885
Melexis	433	41,862
†Nyrstar	2,512	19,981
Ontex Group	3,084	105,030
Orange Belgium	1,441	33,313
Proximus SADP	2,859	98,516
Recticel	1,679	15,062
Sioen Industries	782	26,276
Sipef	212	15,635
Solvay Class A	2,177	325,227
†Telenet Group Holding	551	36,456
TER Beke	48	10,288
†Tessenderlo Group	1,566	76,181
UCB	2,964	210,995
Umicore	1,752	144,928
Van de Velde	150	8,372

		3,215,618

Canada–8.46%
Absolute Software	1,400	8,696
†Advantage Oil & Gas	4,200	26,323
†Advantage Oil & Gas (New York Shares)	4,123	25,975
Aecon Group	2,600	36,611
Ag Growth International	600	25,606
AGF Management Class B	2,300	14,912
Agnico Eagle Mines	1,585	71,658
Agrium	400	42,868
Agrium (New York Shares)	497	53,283
AGT Food & Ingredients	800	15,670
Aimia	2,561	5,070
†Air Canada	2,506	52,701
AirBoss of America	1,300	12,127
†Alacer Gold	10,000	17,471
Alamos Gold	7,580	51,212
Alamos Gold (New York Shares)	5,800	39,208
Alaris Royalty	1,989	32,790
Algonquin Power & Utilities	6,021	63,648
Alimentation Couche-Tard Class B	1,200	54,723
AltaGas	3,175	73,131
Altus Group	900	22,916
Andrew Peller Class A	100	963
ARC Resources	10,600	146,034
†Argonaut Gold	3,300	6,480
Atco	1,300	47,718
†Athabasca Oil	13,108	11,766
†ATS Automation Tooling Systems	3,200	34,007
AutoCanada	579	11,049
†Avigilon	1,400	20,062
†B2Gold	24,900	68,648
Badger Daylighting	700	14,906
Bank of Montreal	1,500	113,520

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Bank of Montreal (New York Shares)	7,280	$551,169
Bank of Nova Scotia	5,700	366,371
Bank of Nova Scotia (New York Shares)	8,042	516,699
Barrick Gold	2,500	40,232
Barrick Gold (New York Shares)	3,400	54,706
†Baytex Energy	7,212	21,733
BCE	1,429	66,952
†Bellatrix Exploration	1,298	3,703
Birchcliff Energy	8,212	39,818
Bird Construction	622	4,960
Black Diamond Group	2,500	4,648
†BlackBerry	11,829	132,250
†BlackBerry (New York Shares)	1,400	15,652
†BlackPearl Resources	4,845	4,271
†Bombardier Class B	30,946	56,051
Bonavista Energy	10,324	24,657
Bonterra Energy	913	12,073
Boralex Class A	2,496	42,989
Brookfield Asset Management Class A	1,800	74,323
Brookfield Asset Management (New York Shares) Class A	899	37,129
BRP	951	30,761
CAE	2,800	48,987
CAE (New York Shares)	2,826	49,540
†Calfrac Well Services	2,400	9,752
Cameco	4,536	43,806
Cameco (New York Shares)	4,973	48,089
Canaccord Genuity Group	3,700	12,721
†Canacol Energy	4,600	15,300
Canadian Imperial Bank of Commerce	3,368	294,767
Canadian National Railway	1,700	140,850
Canadian National Railway (New York Shares)	502	41,591
Canadian Natural Resources	4,052	135,701
Canadian Pacific Railway	200	33,606
Canadian Tire Class A	909	113,167
Canadian Utilities Class A	1,000	31,056
Canadian Western Bank	3,045	82,266
†Canfor	3,400	63,872
Canfor Pulp Products	1,800	19,201
CanWel Building Materials Group	2,128	10,710
Capital Power	2,288	45,237
†Capstone Mining	14,500	15,804
Cardinal Energy	4,400	16,644
Cascades	3,168	37,983
CCL Industries Class B	2,000	96,782
†Celestica	5,920	73,290
Cenovus Energy	7,810	78,303
Cenovus Energy (New York Shares)	2,698	27,034
†Centerra Gold	10,627	74,864
†CGI Group Class A	500	25,927

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†CGI Group (New York Shares) Class A	1,196	$62,037
†China Gold International Resources	14,900	23,405
CI Financial	3,400	74,363
Cineplex	1,700	53,190
Clearwater Seafoods	2,700	19,453
Cogeco	500	32,811
Cogeco Communications	600	44,249
Colliers International Group	100	4,961
Colliers International Group (New York Shares)	599	29,770
Computer Modelling Group	4,100	30,099
Constellation Software	200	109,115
Corus Entertainment Class B	5,500	57,215
Cott	3,900	58,480
Cott (New York Shares)	2,434	36,534
Crescent Point Energy	3,657	29,367
Crescent Point Energy (New York Shares)	2,503	20,149
†Crew Energy	5,725	20,372
†CRH Medical	1,667	4,334
†Delphi Energy	4,020	3,995
†Descartes Systems Group	700	19,145
†Detour Gold	3,495	38,542
DHX Media Class A	4,700	19,700
DHX Media Class B	2,683	11,246
Dollarama	800	87,537
Dominion Diamond	2,600	36,868
Dorel Industries Class B	1,100	26,324
†Dundee Precious Metals	1,500	3,246
ECN Capital	8,700	27,611
Eldorado Gold	27,866	61,192
Element Fleet Management	8,600	63,755
Emera	109	4,129
Empire Class A Class A	7,355	130,153
Enbridge	2,615	109,232
Enbridge (New York Shares)	1,469	61,463
Enbridge Income Fund Holdings	3,295	84,874
Encana	2,000	23,546
Encana (New York Shares)	7,474	88,044
†Endeavour Mining	1,194	23,885
Enercare	2,770	45,399
Enerflex	3,900	57,512
Enerplus	9,300	91,752
Enghouse Systems	500	20,721
Ensign Energy Services	5,600	31,641
Equitable Group	556	24,954
Evertz Technologies	800	11,162
Exchange Income	808	22,619
Exco Technologies	2,400	18,638
Extendicare	1,700	12,712
Fairfax Financial Holdings	400	208,160
Fiera Capital	1,300	15,045

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Finning International	4,800	$109,753
First Capital Realty	2,900	45,740
†First Majestic Silver	4,128	28,187
First National Financial	1,200	25,447
First Quantum Minerals	9,064	101,773
FirstService	700	45,997
Fortis	1,700	61,011
†Fortuna Silver Mines	4,027	17,622
Franco-Nevada	199	15,419
Gamehost	1,600	12,951
Genworth MI Canada	1,900	56,387
George Weston	700	60,954
Gibson Energy	2,800	39,764
Gildan Activewear	1,700	53,122
Gildan Activewear (New York Shares)	499	15,609
Gluskin Sheff + Associates	900	13,560
†GMP Capital	3,200	6,412
Goldcorp	3,707	48,129
Goldcorp (New York Shares)	7,337	95,088
†Golden Star Resources	15,300	11,772
†Gran Tierra Energy	17,600	39,918
Granite Oil	866	2,429
†Great Canadian Gaming	1,654	42,551
Great-West Lifeco	2,169	62,423
†Heroux-Devtek	1,187	12,339
High Liner Foods	600	6,737
Home Capital Group	2,212	24,624
Horizon North Logistics	5,000	5,570
Hudbay Minerals	8,499	63,006
Hudbay Minerals (New York Shares)	2,400	17,880
Hudson’s Bay	2,000	20,373
†Husky Energy	4,784	59,889
#Hydro One 144A	600	10,925
†IAMGOLD	19,100	116,797
IGM Financial	1,300	43,696
†Imperial Metals	3,600	9,233
Imperial Oil	1,600	51,113
Imperial Oil (New York Shares)	898	28,682
Industrial Alliance Insurance & Financial Services	4,123	186,696
Innergex Renewable Energy	3,051	35,138
Intact Financial	500	41,302
Inter Pipeline	5,300	109,802
†Interfor	2,800	44,387
Intertape Polymer Group	1,327	19,356
Jean Coutu Group Class A	1,400	27,265
Just Energy Group	1,946	11,276
Just Energy Group (New York Shares)	2,000	11,620
†Kelt Exploration	6,500	37,143
Keyera	2,500	76,418
†Kinaxis	200	11,813
†Kinross Gold	47,459	201,209

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Kirkland Lake Gold	4,700	$60,570
†Klondex Mines	6,555	23,903
Laurentian Bank of Canada	1,387	67,041
Leon’s Furniture	1,469	21,239
Linamar	2,000	122,044
Liquor Stores	1,420	11,210
Loblaw	1,133	61,837
Lucara Diamond	8,031	15,576
Lundin Mining	26,700	183,171
MacDonald Dettwiler & Associates	1,365	77,650
Magellan Aerospace	1,000	14,346
Magna International	3,400	181,451
Magna International (New York Shares)	2,697	143,966
†Major Drilling Group International	3,266	18,323
Mandalay Resources	14,708	3,949
Manulife Financial	9,853	199,863
Manulife Financial (New York Shares)	7,306	148,239
Maple Leaf Foods	2,822	76,919
Martinrea International	4,000	36,353
Medical Facilities	2,453	30,649
†MEG Energy	5,238	23,047
Methanex	200	10,050
Methanex (New York Shares)	1,787	89,886
Metro Class A	1,500	51,585
†Mitel Networks	4,519	37,847
Morguard	200	29,488
Morneau Shepell	2,000	33,340
MTY Food Group Class I	600	23,505
Mullen Group	4,700	64,224
National Bank of Canada	6,600	317,636
New Flyer Industries	1,600	66,052
†New Gold	19,577	72,644
†New Gold (New York Shares)	2,694	9,995
Norbord	1,200	45,692
North West	800	19,177
Northland Power	2,146	39,833
†NuVista Energy	9,000	54,458
†Obsidian Energy	20,800	22,004
OceanaGold	26,800	80,975
Onex	600	46,303
Open Text	1,596	51,535
Osisko Gold Royalties	3,300	42,581
†Painted Pony Energy	4,000	10,707
Pan American Silver	2,619	44,603
Pan American Silver (New York Shares)	2,800	47,740
†Paramount Resources Class A	2,200	43,550
†Parex Resources	2,387	28,791
Parkland Fuel	1,600	32,545
Pembina Pipeline	1,800	63,157
†Pengrowth Energy	23,764	24,188

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Peyto Exploration & Development	5,695	$93,110
†PHX Energy Services	2,800	5,341
Pizza Pizza Royalty	900	11,945
Potash Corp of Saskatchewan	2,500	48,127
Potash Corp of Saskatchewan (New York Shares)	6,072	116,825
†Precision Drilling	7,507	23,344
†Precision Drilling (New York Shares)	5,200	16,224
†Premier Gold Mines	3,596	10,289
Premium Brands Holdings	800	63,795
Quarterhill	7,500	9,858
Quebecor Class B	1,000	37,580
†Raging River Exploration	3,267	20,606
Restaurant Brands International	569	36,354
Richelieu Hardware	900	22,634
†Richmont Mines	4,400	41,011
Ritchie Bros Auctioneers	1,492	47,177
Rogers Communications Class B	500	25,782
Rogers Communications (New York Shares) Class B	500	25,770
Rogers Sugar	3,400	17,221
Royal Bank of Canada	5,563	430,298
Russel Metals	2,400	53,049
†Sandstorm Gold	8,400	37,969
Saputo	2,500	86,536
Secure Energy Services	5,400	37,479
†SEMAFO	13,600	35,969
†Seven Generations Energy Class A	753	11,913
Shaw Communications Class B	4,180	96,182
ShawCor	1,261	27,903
†Sherritt International	9,600	8,232
†Shopify Class A	400	46,522
Sienna Senior Living	700	10,137
†Sierra Wireless	900	19,309
†Sierra Wireless (Nasdaq Stock Market)	507	10,901
#Sleep Country Canada Holdings 144A	700	20,241
SNC-Lavalin Group	1,589	71,812
†Spartan Energy	3,633	19,887
Sprott	5,700	9,639
†SSR Mining	5,462	57,870
Stantec	2,500	69,385
Stantec (New York Shares)	1,534	42,569
†Stars Group	3,981	81,611
Stella-Jones	900	34,637
Student Transportation	3,000	17,912
Student Transportation (New York Shares)	1,945	11,631
Sun Life Financial	1,700	67,700
Sun Life Financial (New York Shares)	3,673	146,259
Suncor Energy	13,192	462,341
Suncor Energy (New York Shares)	1,032	36,151
†SunOpta	4,163	36,218

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Superior Plus	6,600	$66,860
Surge Energy	7,100	12,860
Tahoe Resources	3,572	18,780
Tahoe Resources (New York Shares)	4,400	23,188
†Taseko Mines	7,100	13,315
Teck Resources Class B	4,954	104,301
Teck Resources (New York Shares) Class B	9,547	201,346
†Teranga Gold	2,960	6,642
TFI International	4,100	105,675
Thomson Reuters	700	32,118
Thomson Reuters (New York Shares)	300	13,764
TMX Group	1,518	85,770
TORC Oil & Gas	6,234	30,727
Toromont Industries	1,400	64,202
Toronto-Dominion Bank	7,400	416,630
Toronto-Dominion Bank (New York Shares)	5,265	296,262
Torstar Class B	2,100	2,255
Total Energy Services	1,899	21,596
†Tourmaline Oil	3,700	75,231
TransAlta	11,388	66,620
TransAlta Renewables	2,064	22,778
TransCanada	3,195	157,929
Transcontinental Class A	4,100	84,744
†Trican Well Service	12,870	47,034
†Trinidad Drilling	8,700	13,178
†Turquoise Hill Resources	10,841	33,537
Uni-Select	1,700	36,732
†Valeant Pharmaceuticals International	14,262	204,374
Valener	700	12,376
Veresen	8,359	125,410
Vermilion Energy	800	28,435
Wajax	700	11,433
Waste Connections	600	41,976
West Fraser Timber	3,000	173,112
Western Forest Products	15,500	33,168
Westjet Airlines	1,300	27,683
Westshore Terminals Investment	1,600	30,763
Wheaton Precious Metals	770	14,687
Wheaton Precious Metals (New York Shares)	3,000	57,270
Whitecap Resources	15,200	118,165
Winpak	695	28,596
WSP Global	1,975	82,166
Yamana Gold	23,603	62,424
†Yangarra Resources	5,400	17,268
†Yellow Pages	600	4,150
ZCL Composites	2,300	23,465

		18,448,449

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark–1.86%
ALK-Abello Class A	105	$16,518
Alm Brand	2,384	23,476
Ambu Class B	636	49,213
AP Moller - Maersk Class A	26	47,778
AP Moller - Maersk Class B	50	94,977
†Bang & Olufsen	1,372	29,635
†Bavarian Nordic	821	36,706
Carlsberg Class B	1,535	167,975
Chr Hansen Holding	1,372	117,670
Coloplast Class B	259	21,020
†D/S Norden	1,234	26,361
Danske Bank	4,923	196,881
Dfds	1,405	80,267
DSV	4,845	366,516
FLSmidth & Co.	1,173	77,557
†Genmab	148	32,673
GN Store Nord	4,158	142,513
H Lundbeck	1,488	85,859
†H+H International Class B	689	12,475
IC Group	491	10,645
ISS	3,121	125,509
Jyske Bank	1,834	105,824
Matas	1,226	17,914
†NKT	848	72,527
#NNIT 144A	488	14,726
Nordjyske Bank Class A	540	10,421
Novo Nordisk Class B	12,030	575,109
Novo Nordisk ADR	2,700	130,005
Novozymes Class B	2,145	110,073
Pandora	1,322	130,494
Per Aarsleff Holding Class B	810	23,800
Ringkjoebing Landbobank	795	41,036
Rockwool International Class A	80	19,987
Rockwool International Class B	226	61,343
Royal Unibrew	1,340	73,425
Schouw & Co.	547	59,467
SimCorp	1,167	71,266
Solar Class B	133	8,101
Spar Nord Bank	2,717	33,832
Sydbank	2,661	110,434
TDC	26,912	157,679
†Topdanmark	2,351	92,490
Tryg	2,587	59,742
Vestas Wind Systems	2,649	237,711
†William Demant Holding	2,645	69,819

		4,049,449

Finland–1.94%
†Ahlstrom-Munksjo	592	12,286
Aktia Bank	1,025	11,230
†Amer Sports Class A	5,961	158,097
Cargotec Class B	848	53,270

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
†Caverion	638	$5,859
Citycon	10,113	26,606
Cramo	1,559	40,924
Elisa	1,673	72,014
Finnair	1,970	26,101
Fiskars	1,151	27,683
Fortum	6,273	125,223
Huhtamaki	6,263	252,786
Kemira	3,334	43,818
Kesko Class A	640	33,948
Kesko Class B	3,490	187,144
Kone Class B	2,104	111,405
Konecranes	1,835	81,460
Lassila & Tikanoja	1,511	32,324
Lemminkainen	505	14,850
Metsa Board	12,062	82,614
Metso	4,577	167,913
Neste	6,313	275,696
Nokia	42,244	253,635
Nokian Renkaat	4,569	203,206
Olvi Class A	782	26,803
Oriola Class B	5,656	22,728
Orion Class A	901	41,893
Orion Class B	1,511	70,113
Outokumpu	9,356	97,199
Raisio	7,392	32,063
Ramirent	2,803	28,954
Sampo Class A	3,034	160,361
Sanoma	4,161	45,392
†Stockmann Class B	1,585	11,240
Stora Enso Class R	17,391	245,625
Technopolis	5,160	23,968
Tieto	2,524	76,935
Tikkurila	1,661	30,252
UPM-Kymmene	25,857	700,750
Uponor	1,300	22,525
Vaisala Class A	415	21,336
Valmet	4,839	95,111
Wartsila	2,037	144,211
YIT	5,155	42,161

		4,239,712

France–7.76%
Aeroports de Paris	216	34,924
†Air France-KLM	6,308	99,455
Air Liquide	1,568	209,136
Airbus	1,379	131,055
Akka Technologies	602	35,113
Albioma	1,323	29,835
Alstom	3,511	149,118
Alten	981	88,709
Altran Technologies	4,400	80,918

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
#Amundi 144A	793	$65,907
†Antalis International	400	1,182
Arkema	2,578	316,120
Assystem	625	24,377
Atos	1,592	246,958
Aubay	366	14,842
AXA	13,320	402,861
Beneteau	810	14,073
BioMerieux	438	35,652
BNP Paribas	8,740	705,009
Boiron	383	34,176
Bollore	9,488	47,423
Bonduelle	665	29,945
Bourbon	1,171	10,588
Bouygues	4,755	225,640
Bureau Veritas	3,389	87,459
Capgemini	1,703	199,587
Carrefour	11,663	235,646
Casino Guichard Perrachon	1,732	102,721
†CGG	750	4,166
Chargeurs	777	23,601
Christian Dior	229	73,334
Cie de Saint-Gobain	5,714	340,505
Cie des Alpes	539	17,168
Cie Generale des Etablissements Michelin	3,640	531,311
Cie Plastic Omnium	2,646	113,193
CNP Assurances	2,808	65,811
†Coface	3,574	38,397
Credit Agricole	8,306	150,983
Danone	2,330	182,772
Dassault Aviation	6	9,704
Dassault Systemes	720	72,834
Derichebourg	4,013	42,070
Devoteam	373	34,673
Edenred	4,447	120,886
Eiffage	1,943	201,167
Electricite de France	11,830	143,664
#Elior Group 144A	4,557	120,645
Elis	2,842	76,097
Engie	23,560	400,141
†Eramet	180	12,228
Essilor International	657	81,339
†Esso SA Francaise	184	13,788
Euler Hermes Group	379	44,794
Eurofins Scientific	126	79,612
#Euronext 144A	1,595	97,065
#Europcar Groupe 144A	3,351	50,794
Eutelsat Communications	5,367	158,962
Exel Industries Class A	95	11,870
Faurecia	2,318	160,899
†Fnac Darty	422	40,614

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Gaztransport Et Technigaz	801	$43,548
GL Events	693	22,975
Groupe Crit	166	15,847
Groupe Eurotunnel	5,663	68,270
Guerbet	341	31,759
Havas	1,588	17,363
Hermes International	73	36,802
Iliad	164	43,583
Imerys	705	63,701
Ingenico Group	2,386	226,165
Interparfums	116	4,630
Ipsen	355	47,181
IPSOS	1,469	50,845
Jacquet Metal Service	688	22,849
JCDecaux	423	15,838
Kering	90	35,852
Korian	1,510	49,712
Lagardere	5,677	190,051
Le Noble Age	292	19,468
Lectra	805	25,270
Legrand	1,419	102,438
Linedata Services	218	10,435
LISI	866	45,383
L’Oreal	636	135,229
LVMH Moet Hennessy Louis Vuitton	1,061	292,745
Manitou BF	108	4,053
Mersen	554	19,944
Metropole Television	1,918	44,352
MGI Coutier	593	26,212
Natixis	11,377	91,033
†Naturex	119	13,474
Neopost	1,745	67,812
Nexans	888	52,655
†Nexity	866	52,916
Oeneo	1,987	22,545
Orange	28,642	469,188
Orange ADR	1,900	31,198
Orpea	889	105,281
†Parrot	1,673	20,090
Pernod Ricard	268	37,075
Peugeot	13,688	325,984
†Pierre & Vacances	210	11,293
Plastivaloire	1,424	36,067
Publicis Groupe	1,439	100,498
Rallye	741	13,732
Renault	3,251	319,338
Rexel	11,991	207,480
Robertet	45	20,913
Rothschild & Co	861	32,564
Rubis	1,822	116,134
Safran	1,748	178,582
Sanofi	6,255	621,068

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Sartorius Stedim Biotech	594	$41,140
Savencia	172	16,466
†Schneider Electric	3,234	281,433
SCOR	4,391	184,105
SEB	610	111,893
†Sequana	2,004	2,321
SES FDR	12,488	273,200
†SFR Group	511	20,836
Societe BIC	290	34,755
Societe Generale	6,090	356,542
Sodexo	581	72,445
†Solocal Group	24,875	29,870
Somfy	160	14,752
Sopra Steria Group	491	91,138
SPIE	3,288	90,468
†Ste Industrielle d’Aviation Latecoere	2,261	15,579
Stef	120	13,398
†=Stk Etablissememen	4,634	0
STMicroelectronics	11,773	227,780
STMicroelectronics (New York Shares)	1,700	33,014
Suez	3,787	69,130
Synergie	481	25,412
Tarkett	1,197	53,930
Technicolor	4,240	14,633
Teleperformance	2,918	435,581
Television Francaise 1	2,522	36,857
Tessi	54	11,201
Thales	671	75,959
Thermador Groupe	42	5,097
TOTAL	13,736	737,780
TOTAL ADR	4,826	258,288
Trigano	425	65,802
†Ubisoft Entertainment	6,574	451,892
Valeo	2,853	211,692
†Vallourec	13,488	80,186
Veolia Environnement	2,922	67,516
Vicat	888	67,757
Vilmorin & Cie	152	13,655
Vinci	2,449	232,716
†Virbac	66	9,708
Vivendi	6,871	173,948
#†Worldline 144A	650	27,549
Zodiac Aerospace	1,964	56,789

		16,927,149

Germany–7.58%
Aareal Bank	2,331	98,698
adidas	657	148,624
#ADO Properties 144A	385	19,027
†ADVA Optical Networking	937	6,331
†AIXTRON	2,094	28,189
Allianz	2,896	650,158

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Amadeus Fire	168	$15,631
Aurubis	929	75,256
Axel Springer	1,516	97,418
BASF	11,290	1,201,462
Bauer	208	6,735
Bayer	2,903	395,601
Bayer ADR	980	33,536
Bayerische Motoren Werke	5,504	558,339
BayWa	299	11,906
Bechtle	566	42,398
Beiersdorf	317	34,106
Bertrandt	246	24,766
Bilfinger	1,421	59,504
Borussia Dortmund & Co.	3,145	30,480
Brenntag	3,339	185,933
CANCOM	637	47,807
CECONOMY	5,221	61,479
Cewe Stiftung & Co.	267	25,375
†Commerzbank	12,484	169,828
CompuGroup Medical	449	25,430
Continental	1,246	316,251
#Covestro 144A	1,537	132,156
CropEnergies	1,890	23,421
CTS Eventim & Co.	1,099	47,969
Daimler	13,381	1,067,038
Deutsche Bank	14,668	253,627
Deutsche Bank (New York Shares)	4,280	73,958
Deutsche Boerse	819	88,773
Deutsche Lufthansa	10,495	291,619
#Deutsche Pfandbriefbank 144A	2,746	41,088
Deutsche Post	3,898	173,524
Deutsche Telekom	46,146	860,913
Deutsche Telekom ADR	4,300	80,238
Deutsche Wohnen	6,765	287,200
Deutz	5,128	41,425
†Dialog Semiconductor	792	34,976
DIC Asset	876	9,679
Drillisch	779	54,634
Duerr	907	121,295
E.ON	43,082	487,597
Elmos Semiconductor	625	16,185
ElringKlinger	1,289	24,025
Evonik Industries	2,044	73,006
Fielmann	516	44,709
Fraport Frankfurt Airport Services Worldwide	1,006	95,524
Freenet	3,140	104,989
Fresenius & Co.	1,901	153,344
Fresenius Medical Care & Co.	2,354	230,282
FUCHS PETROLUB	814	41,783
GEA Group	2,513	114,320
Gerresheimer	1,451	112,311

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Gerry Weber International	1,052	$13,117
Gesco	261	9,285
GFT Technologies	786	14,743
Grammer	483	31,494
†H&R & Co.	1,285	21,308
Hamburger Hafen und Logistik	1,312	41,325
Hannover Rueck	618	74,466
#†Hapag-Lloyd 144A	543	22,943
HeidelbergCement	1,359	139,691
†Heidelberger Druckmaschinen	10,839	44,197
Hella Hueck & Co.	1,516	89,364
Henkel	274	33,339
HOCHTIEF	246	41,504
Hornbach Baumarkt	449	17,088
HUGO BOSS	1,741	153,483
Indus Holding	759	56,129
Infineon Technologies	5,788	145,505
#Innogy 144A	2,901	129,107
Jenoptik	1,125	37,276
K+S	6,991	190,454
KION Group	2,068	197,904
Kloeckner & Co.	2,448	31,392
Koenig & Bauer	498	41,042
Krones	391	54,323
KWS Saat	66	28,881
LANXESS	3,813	300,860
LEG Immobilien	1,183	119,671
Leoni	1,588	105,310
Linde	1,759	366,833
MAN	367	41,419
Merck	528	58,735
†METRO	5,221	110,363
MLP	2,356	16,242
MTU Aero Engines	1,455	232,069
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	984	210,385
Nemetschek	370	30,073
†Nordex	1,096	12,511
Norma Group	1,812	119,159
OSRAM Licht	2,600	207,454
†PATRIZIA Immobilien	1,521	31,693
Pfeiffer Vacuum Technology	182	28,695
PNE Wind	7,182	21,645
ProSiebenSat.1 Media	3,101	105,682
Puma	53	20,628
†QIAGEN	3,299	103,833
QSC	4,933	10,815
Rational	63	43,350
Rheinmetall	1,641	184,951
RHOEN-KLINIKUM	858	28,891
RIB Software	1,099	23,315
RTL Group	239	18,090

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†RWE	18,432	$418,703
S&T	915	20,136
†=S&T Deutschland Holding	1,310	29,061
†S&T Deutschland Holding	9	33
SAF-Holland	1,626	33,054
Salzgitter	1,649	74,801
SAP	1,351	148,002
SHW	537	21,893
Siemens	3,419	481,677
†Siltronic	485	60,188
Sixt	694	55,259
Software	1,165	56,873
Stabilus	496	45,016
Stroeer & Co.	779	50,952
Suedzucker	2,688	57,741
†SUESS MicroTec	815	16,144
Symrise	1,322	100,420
TAG Immobilien	2,870	48,235
Takkt	1,454	33,339
Talanx	1,737	70,222
Telefonica Deutschland Holding	10,748	60,314
thyssenkrupp	2,218	65,733
TLG Immobilien	1,249	28,801
†Tom Tailor Holding	1,216	12,228
Uniper	6,544	179,437
United Internet	1,547	96,302
VERBIO Vereinigte BioEnergie	2,083	20,335
Volkswagen	558	94,473
Vonovia	1,583	67,354
†Vossloh	415	28,017
VTG	245	13,610
Wacker Chemie	801	114,835
Wacker Neuson	967	32,081
Washtec	578	50,757
Wirecard	439	40,165
XING	87	27,249
#†Zalando 144A	276	13,831
Zeal Network	283	8,680

		16,539,859

∎Hong Kong–2.77%
AIA Group	55,400	408,500
Allied Properties	50,000	10,881
APT Satellite Holdings	27,500	12,849
Asia Financial Holdings	24,000	14,133
Asia Satellite Telecommunications Holdings	6,500	6,108
ASM Pacific Technology	3,100	44,645
Bank of East Asia	10,600	45,797
#BOC Aviation 144A	4,400	23,882
BOC Hong Kong Holdings	31,000	150,603

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Bright Smart Securities & Commodities Group	48,000	$14,809
†Brightoil Petroleum Holdings	123,000	23,619
†Burwill Holdings	208,000	7,189
Cafe de Coral Holdings	6,000	18,665
†Cathay Pacific Airways	50,000	75,529
Century City International Holdings	124,000	11,270
CGN Mining	155,000	10,318
Chinese Estates Holdings	17,000	29,379
Chow Sang Sang Holdings International	15,000	34,372
Chow Tai Fook Jewellery Group	10,600	12,715
Chuang’s Consortium International	88,000	19,602
CITIC Telecom International Holdings	95,000	27,363
CK Asset Holdings	5,680	47,009
CK Hutchison Holdings	28,180	360,204
CK Infrastructure Holdings	7,000	60,218
CK Life Sciences International Holdings	84,000	6,559
CLP Holdings	4,000	40,990
CW Group Holdings	24,000	4,025
Dah Sing Banking Group	19,600	43,056
Dah Sing Financial Holdings	6,400	43,505
Emperor International Holdings	44,000	15,602
†Esprit Holdings	50,500	28,186
Fairwood Holdings	6,000	24,041
Far East Consortium International	64,000	33,755
First Pacific	78,000	62,207
†First Shanghai Investments	16,000	2,192
Galaxy Entertainment Group	10,000	70,408
Get Nice Financial Group	4,800	1,321
Get Nice Holdings	192,000	8,357
Giordano International	64,000	38,425
†Global Brands Group Holding	140,000	13,442
Guoco Group	2,000	30,058
Guotai Junan International Holdings	90,000	28,688
Haitong International Securities Group	40,984	23,610
Hang Lung Group	27,000	96,952
Hang Lung Properties	29,000	68,828
Hang Seng Bank	6,400	155,994
Hanison Construction Holdings	16,639	3,131
Henderson Land Development	11,465	75,953
#HK Electric Investments 144A	12,000	10,938
HKBN	21,000	21,937
HKR International	45,600	29,012
HKT Trust & HKT	91,000	110,552
Hong Kong & China Gas	13,860	26,046
Hong Kong Aircraft Engineering	1,200	7,888
Hong Kong Exchanges & Clearing	3,528	94,844
Hongkong & Shanghai Hotels	27,500	45,906
Hopewell Holdings	19,000	73,941

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings	74,000	$26,998
Hysan Development	8,000	37,636
†I-CABLE Communications	16,026	523
IGG	16,000	21,425
IT	32,000	17,246
Johnson Electric Holdings	15,500	59,229
Kerry Logistics Network	28,500	39,403
Kerry Properties	22,000	91,108
Kingston Financial Group	98,000	49,931
†Kong Sun Holdings	175,000	8,401
Kowloon Development	15,000	16,879
Lai Sun Development	8,400	15,119
Lai Sun Garment International	14,200	26,904
Li & Fung	252,000	126,458
Lifestyle International Holdings	28,500	39,914
L’Occitane International	15,500	33,653
Luk Fook Holdings International	22,000	88,855
Man Wah Holdings	24,800	22,223
Melco International Development	22,000	63,367
Melco Resorts & Entertainment ADR	600	14,472
MGM China Holdings	20,400	48,887
Miramar Hotel & Investment	10,000	22,019
MTR	9,000	52,537
NagaCorp	106,000	64,320
New World Development	88,955	127,768
†NewOcean Energy Holdings	62,000	16,906
NWS Holdings	35,058	68,306
†OCI International Holdings	24,000	4,363
Orient Overseas International	6,500	61,034
†=Pacific Andes International Holdings	338,000	6,317
†Pacific Basin Shipping	199,000	44,836
Pacific Textiles Holdings	25,000	25,667
PCCW	127,000	68,771
Pico Far East Holdings	58,000	24,279
Playmates Holdings	60,000	8,756
Polytec Asset Holdings	85,000	6,746
Power Assets Holdings	7,500	64,951
PRADA	4,700	16,365
Public Financial Holdings	24,000	10,999
†Realord Group Holdings	26,000	14,012
Regal Hotels International Holdings	18,000	13,250
#Regina Miracle International Holdings 144A	10,000	8,679
Sa Sa International Holdings	56,000	21,865
Samsonite International	27,900	119,649
Sands China	6,800	35,386
Shangri-La Asia	36,000	66,732
Shenwan Hongyuan	20,000	7,297
†Singamas Container Holdings	72,000	15,946
Sino Land	34,000	59,716
SITC International Holdings	61,000	55,287

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Sitoy Group Holdings	26,000	$5,325
SJM Holdings	59,000	54,003
SmarTone Telecommunications Holdings	14,500	17,393
Soundwill Holdings	5,000	11,086
Stella International Holdings	14,000	24,482
Sun Hung Kai & Co.	29,000	18,636
Sun Hung Kai Properties	10,000	162,451
Swire Pacific Class A	7,000	67,925
Swire Pacific Class B	10,000	17,333
Swire Properties	6,800	23,068
Tao Heung Holdings	2,000	364
Techtronic Industries	13,000	69,397
Television Broadcasts	9,800	32,555
Texwinca Holdings	36,000	21,614
Tradelink Electronic Commerce	74,000	13,168
Transport International Holdings	13,600	43,090
Tsui Wah Holdings	20,000	2,816
†United Laboratories International Holdings	36,000	26,822
†Victory City International Holdings	87,604	2,254
Vitasoy International Holdings	20,000	44,549
VSTECS Holdings	32,000	10,569
VTech Holdings	3,000	43,704
#WH Group 144A	165,000	175,316
Wharf Holdings	9,000	80,188
Wheelock & Co.	13,000	91,447
Wing On Co. International	3,000	11,060
Wing Tai Properties	16,000	11,040
Wynn Macau	17,200	46,349
†Xinyi Glass Holdings	68,000	67,203
Yue Yuen Industrial Holdings	20,500	77,942

		6,044,547

Ireland–0.67%
†Bank of Ireland Group	21,164	173,345
C&C Group	10,133	36,527
CRH ADR	7,567	286,487
Glanbia	4,778	90,072
Irish Continental Group	3,656	24,435
Kerry Group Class A	693	66,581
Kingspan Group	7,952	338,157
Paddy Power Betfair	1,536	153,256
Paddy Power Betfair (London Stock Exchange)	642	63,747
Smurfit Kappa Group	7,455	233,493

		1,466,100

Israel–0.64%
†Africa Israel Properties	560	12,362
†Airport City	1,304	16,828
Amot Investments	1,281	7,117

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Bank Hapoalim	19,172	$134,130
Bank Leumi Le-Israel	34,915	185,203
Bayside Land	27	12,405
Bezeq The Israeli Telecommunication	18,168	25,961
Big Shopping Centers	149	10,593
†Brack Capital Properties	74	8,058
†Cellcom Israel	2,790	25,960
†Clal Insurance Enterprises Holdings	812	13,696
Delek Automotive Systems	1,361	10,165
Delek Group	154	29,037
Delta-Galil Industries	368	11,608
El Al Israel Airlines	17,349	11,686
Elbit Systems	270	39,666
Elbit Systems (New York Shares)	192	28,239
Electra	116	25,922
Electra Consumer Products 1970	515	10,362
First International Bank of Israel	1,446	26,995
Formula Systems 1985	272	10,927
Frutarom Industries	1,025	78,844
Harel Insurance Investments & Financial Services	4,108	25,684
IDI Insurance	189	12,020
Israel Chemicals	6,492	28,798
†Israel Discount Bank Class A	13,543	34,137
†Jerusalem Oil Exploration	498	26,627
†Kamada	634	3,053
Kerur Holdings	403	12,210
Matrix IT	1,514	15,916
Melisron	262	12,667
Menorah Mivtachim Holdings	875	10,372
Migdal Insurance & Financial Holding	13,553	14,125
Mizrahi Tefahot Bank	4,998	89,545
Naphtha Israel Petroleum	2,641	15,585
Neto ME Holdings	91	8,750
Nice ADR	489	39,761
Oil Refineries	40,638	20,337
†Partner Communications	2,962	15,913
Paz Oil	291	47,921
Shikun & Binui	16,387	40,101
Shufersal	5,699	33,470
Strauss Group	988	18,545
Summit Real Estate Holdings	1,759	12,555
Teva Pharmaceutical Industries ADR	3,633	63,941
†Tower Semiconductor	1,696	52,152

		1,389,949

Italy–3.03%
A2A	63,578	109,333
ACEA	1,521	23,585
Amplifon	2,061	31,326
#Anima Holding 144A	6,515	52,592
†Ansaldo STS	1,232	16,163

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†Arnoldo Mondadori Editore	9,603	$22,927
Ascopiave	4,301	17,822
Assicurazioni Generali	17,818	331,891
Astaldi	1,991	13,637
Atlantia	2,932	92,559
Autogrill	2,409	31,319
Azimut Holding	2,464	53,293
†Banca Carige	7,846	2,133
Banca Generali	1,077	37,360
Banca IFIS	815	44,560
Banca Mediolanum	4,614	40,354
†=Banca Monte dei Paschi di Siena	99	1,764
Banca Popolare di Sondrio	12,218	52,563
†Banco BPM	47,835	198,329
BPER Banca	17,783	106,350
Brembo	2,695	45,612
Brunello Cucinelli	733	22,733
Buzzi Unicem	1,906	51,452
Cairo Communication	306	1,548
Cementir Holding	2,477	20,874
Cerved Information Solutions	3,768	44,534
CIR-Compagnie Industriali Riunite	21,107	32,630
CNH Industrial	14,972	179,785
Credito Emiliano	2,363	21,239
†Credito Valtellinese	3,782	18,166
Datalogic	1,125	39,583
Davide Campari-Milano	11,156	80,958
De’ Longhi	2,087	67,191
DiaSorin	536	47,797
Ei Towers	795	47,028
El.En	460	12,912
Enel	59,261	356,857
Eni	14,274	236,186
ERG	2,382	38,034
Esprinet	1,533	9,034
Falck Renewables	13,966	26,476
Ferrari	2,515	277,927
†Fiat Chrysler Automobiles	28,718	514,558
FinecoBank Banca Fineco	11,231	99,554
Geox	789	3,370
Hera	25,645	80,624
Industria Macchine Automatiche	532	50,522
#Infrastrutture Wireless Italiane 144A	3,449	22,828
Interpump Group	2,344	72,916
Intesa Sanpaolo	70,043	247,689
Iren	16,051	43,063
Italgas	7,904	44,373
Italmobiliare	714	19,266
Leonardo	7,069	132,424
Luxottica Group	774	43,260
MARR	652	17,184
†Mediaset	31,335	108,438

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Mediobanca	13,928	$149,470
Moncler	4,689	135,334
#OVS 144A	2,123	16,209
Parmalat	5,975	21,892
Piaggio & C	5,671	17,762
#Poste Italiane 144A	10,086	74,266
Prima Industrie	237	11,316
Prysmian	2,264	76,475
Recordati	1,750	80,665
Reply	121	29,088
†Safilo Group	802	5,360
†Saipem	21,299	91,832
Salini Impregilo	8,251	32,532
Salvatore Ferragamo	950	26,667
Saras	30,556	81,907
Snam	11,027	53,122
Societa Cattolica di Assicurazioni	6,053	52,582
Societa Iniziative Autostradali e Servizi	2,301	36,741
SOL	1,200	14,679
†Telecom Italia	213,234	199,727
†Telecom Italia ADR	6,900	64,860
Tenaris	1,152	16,339
Terna Rete Elettrica Nazionale	15,845	92,550
Tod’s	380	26,925
†UniCredit	15,044	320,405
Unione di Banche Italiane	38,097	197,488
Unipol Gruppo	18,054	82,749
UnipolSai Assicurazioni	34,433	80,416
Vittoria Assicurazioni	1,077	14,638
†Yoox Net-A-Porter Group	960	37,635

		6,600,116

Japan–22.93%
77 Bank	2,400	59,315
ABC-Mart	500	26,394
Adastria	1,600	36,116
ADEKA	3,000	54,708
Advan	1,200	10,462
Advantest	800	14,966
Aeon	7,500	110,809
Aeon Delight	600	22,528
Aeon Fantasy	300	10,184
AEON Financial Service	1,800	37,608
Aeon Hokkaido	2,300	12,775
Aeon Mall	1,200	21,361
Ahresty	1,900	15,906
Ai Holdings	400	9,989
Aica Kogyo	1,900	63,826
Aichi Bank	300	18,289
Aichi Steel	400	15,712
Aida Engineering	1,500	17,703

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ain Holdings	400	$27,585
Air Water	6,000	110,695
Aisan Industry	2,000	19,231
Aisin Seiki	7,300	384,706
Ajinomoto	4,700	91,724
Ajis	700	16,093
†Akebono Brake Industry	7,100	24,292
Akita Bank	500	15,708
Alfresa Holdings	2,400	43,916
Alpen	600	11,688
Alpine Electronics	1,800	32,745
Alps Electric	3,300	87,071
Amada Holdings	2,000	21,951
Amano	2,700	63,898
Amiyaki Tei	300	12,637
Amuse	600	14,925
ANA Holdings	1,000	37,849
Anest Iwata	1,300	12,223
Anicom Holdings	1,100	28,300
Anritsu	2,600	21,558
AOKI Holdings	1,100	14,429
Aomori Bank	700	24,448
Aoyama Trading	1,600	57,232
Aozora Bank	1,300	49,447
Arakawa Chemical Industries	1,000	23,435
Arata	300	12,797
Arcland Sakamoto	1,600	24,101
Arcs	1,200	27,066
Ariake Japan	300	21,542
Asahi Diamond Industrial	3,900	37,501
Asahi Glass	4,400	163,253
Asahi Group Holdings	1,400	56,684
Asahi Holdings	400	8,229
Asahi Intecc	1,400	72,908
Asahi Kasei	22,000	270,784
Asante	800	14,098
Asia Pile Holdings	1,700	9,367
Asics	4,500	67,025
ASKA Pharmaceutical	300	4,943
ASKUL	400	11,269
Astellas Pharma	7,800	99,229
Atom	1,800	13,421
Autobacs Seven	1,200	19,452
Avex Group Holdings	1,000	13,570
Awa Bank	6,000	39,565
Axial Retailing	700	26,905
Azbil	1,200	51,455
Bandai Namco Holdings	1,300	44,595
Bando Chemical Industries	1,500	15,930
Bank of Iwate	600	24,235
Bank of Kyoto	1,800	91,500
Bank of Nagoya	700	27,496

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Bank of Okinawa	780	$31,366
Bank of Saga	700	16,933
Belc	400	20,049
Bell System24 Holdings	1,100	12,024
Belluna	2,000	21,080
Benefit One	1,800	35,464
Benesse Holdings	1,200	43,297
Bic Camera	2,200	24,459
BML	1,000	21,391
Bridgestone	7,000	317,636
Brother Industries	11,500	267,558
Bunka Shutter	2,900	21,700
C Uyemura & Co	300	18,236
Calbee	600	21,089
Canon	4,700	160,600
Canon Electronics	1,000	20,173
Canon Marketing Japan	1,600	38,235
Capcom	1,300	31,956
Casio Computer	4,000	56,307
Cawachi	600	14,354
Central Glass	1,800	39,223
Central Japan Railway	300	52,602
Central Sports	600	20,502
Chiba Bank	9,000	64,386
Chiba Kogyo Bank	3,800	20,060
Chiyoda	200	5,007
Chiyoda Integre	500	11,722
Chubu Electric Power	2,700	33,521
Chubu Shiryo	900	15,948
Chugai Ro	300	5,855
Chugoku Bank	3,800	52,074
Chugoku Electric Power	1,200	12,744
Chugoku Marine Paints	2,000	16,725
Chukyo Bank	700	14,551
CI Takiron	4,000	25,594
Ci:z Holdings	400	14,095
Citizen Watch	8,900	61,297
CKD	2,700	53,028
Clarion	6,000	23,675
CMIC Holdings	800	11,183
CMK	100	1,006
Coca-Cola Bottlers Japan Class C	1,775	57,576
cocokara fine	600	34,232
COLOPL	1,900	21,917
Colowide	1,200	22,096
COMSYS Holdings	2,100	50,184
Concordia Financial Group	15,769	77,931
COOKPAD	900	6,231
Cosmo Energy Holdings	2,900	66,363
Cosmos Pharmaceutical	100	22,324
Create SD Holdings	400	10,583
Credit Saison	3,200	66,403

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
CTI Engineering	400	$3,718
CyberAgent	1,900	55,383
Dai Nippon Printing	3,000	71,797
Dai Nippon Toryo	2,000	30,802
Daibiru	1,800	19,884
Daicel	7,400	89,175
Dai-Dan	1,000	24,643
Daido Metal	1,300	11,599
Daido Steel	1,100	65,203
Daifuku	1,500	73,850
Daihatsu Diesel Manufacturing	2,400	15,378
Daihen	4,000	35,477
Daiho	2,000	9,456
Daiichi Jitsugyo	600	17,383
Dai-ichi Life Holdings	9,200	165,073
Daiichi Sankyo	2,000	45,110
Dai-ichi Seiko Class C	300	6,934
Daiichikosho	500	23,906
Daiken	800	20,177
Daikin Industries	800	81,013
Daikokutenbussan	300	14,157
Daikyo	700	13,748
Daikyonishikawa	900	14,493
Dainichiseika Color & Chemicals Manufacturing	600	27,354
Daio Paper	4,000	47,207
Daisan Bank	300	4,927
Daiseki	500	12,593
Daishi Bank	1,000	47,101
Daito Pharmaceutical	600	15,511
Daito Trust Construction	400	72,873
Daiwa House Industry	2,700	93,219
Daiwa Securities Group	22,000	124,600
Daiwabo Holdings	400	16,867
DCM Holdings	3,400	30,699
DeNA	2,400	53,791
Denka	3,200	105,363
Denso	4,200	212,491
Dentsu	1,500	65,852
Denyo	900	15,940
Descente	1,100	15,006
Dexerials	200	2,446
DIC	3,600	130,371
Dip	600	13,709
Disco	300	61,026
DMG Mori	3,900	70,011
Don Quijote Holdings	600	22,422
Doshisha	900	20,188
Doutor Nichires Holdings	600	12,877
Dowa Holdings	2,000	73,317
DTS	1,100	30,158
Eagle Industry	1,000	18,351

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Earth Chemical	300	$13,544
East Japan Railway	700	64,603
Ebara	2,400	79,662
EDION	2,000	18,751
Ehime Bank	1,400	17,978
Eiken Chemical	800	31,140
Eisai	300	15,399
Elecom	1,300	26,156
Electric Power Development	600	15,069
Elematec	100	1,905
Endo Lighting	1,600	19,281
en-japan	400	14,663
Enplas	400	18,520
EPS Holdings	900	17,276
eRex	2,300	21,401
Exedy	1,300	39,569
Ezaki Glico	600	31,673
F@N Communications	2,300	25,754
FamilyMart UNY Holdings	1,100	57,969
FANUC	200	40,507
Fast Retailing	100	29,496
FCC	1,300	28,952
Ferrotec Holdings	1,100	18,544
FIDEA Holdings	7,000	12,815
Fields	800	7,963
Financial Products Group	1,500	16,650
Foster Electric	700	14,128
FP	1,000	51,100
Fudo Tetra	4,900	8,143
Fuji Ehime	600	15,442
Fuji Electric	15,000	83,182
Fuji Kyuko	1,000	22,279
Fuji Oil	800	3,100
Fuji Oil Holdings	1,700	44,402
Fuji Seal International	1,200	36,259
Fuji Soft	1,000	29,194
Fujibo Holdings	300	10,344
Fujicco	600	14,189
FUJIFILM Holdings	2,200	85,380
Fujikura	24,000	192,810
Fujimori Kogyo	900	30,393
Fujisash	13,300	13,238
Fujita Kanko	100	3,177
Fujitec	1,500	20,995
Fujitsu	32,000	237,714
Fujitsu Frontech	700	14,227
Fujitsu General	3,000	60,680
Fukuda	400	22,679
Fukui Bank	800	21,215
Fukuoka Financial Group	16,000	73,939
Fukushima Industries	700	25,848
Fukuyama Transporting	800	25,345

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Furukawa	800	$13,622
Furukawa Electric	2,500	137,303
Fuso Chemical	1,200	38,338
Futaba Industrial	1,700	19,126
Future	2,000	18,094
Fuyo General Lease	600	39,138
G-7 Holdings	800	16,281
Gakken Holdings	600	17,170
Gecoss	900	9,710
Geo Holdings	1,000	14,441
Geostr	1,400	11,496
Giken	800	21,933
Glory	1,200	42,497
GMO internet	1,300	15,839
GMO Payment Gateway	100	6,256
Goldcrest	600	14,226
Gree	1,400	9,568
GS Yuasa	20,000	105,043
G-Tekt	1,000	20,653
GungHo Online Entertainment	9,800	26,476
Gunma Bank	10,100	62,471
Gunze	300	13,704
Gurunavi	700	10,140
H2O Retailing	2,800	49,916
Hachijuni Bank	11,200	69,972
Hakuhodo DY Holdings	1,000	13,135
Hakuto	1,500	22,715
Hamakyorex	1,000	28,660
Hamamatsu Photonics	400	12,086
Hankyu Hanshin Holdings	3,500	132,815
Hanwa	1,000	35,859
Happinet	1,100	17,928
Haseko	9,000	119,973
Hazama Ando	6,000	41,964
Heiwa	2,100	41,636
Heiwa Real Estate	1,500	25,554
Heiwado	1,100	24,077
Hibiya Engineering	900	18,676
Hiday Hidaka	600	16,690
Hikari Tsushin	300	37,592
HI-LEX	900	23,763
Hino Motors	4,200	51,359
Hioki EE	100	2,136
Hirose Electric	100	14,077
Hiroshima Bank	7,000	56,672
HIS	1,900	59,942
Hisamitsu Pharmaceutical	200	9,598
Hitachi	96,000	676,458
Hitachi Capital	2,100	49,904
Hitachi Chemical	2,100	57,574
Hitachi Construction Machinery	2,200	65,203
Hitachi High-Technologies	900	32,633

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Metals	6,200	$86,285
Hitachi Transport System	1,900	43,969
Hitachi Zosen	8,800	46,688
Hochiki	1,300	25,648
Hogy Medical	400	28,367
†Hokkaido Electric Power	3,100	22,122
Hokkoku Bank	900	39,431
Hokuetsu Bank	1,100	24,996
Hokuetsu Industries	2,000	19,924
Hokuetsu Kishu Paper	5,000	31,238
Hokuhoku Financial Group	3,400	54,690
Hokuriku Electric Power	5,100	42,785
Hokuto	600	10,446
Honda Motor	16,800	497,468
Honda Motor ADR	4,400	130,064
Horiba	600	33,912
Hoshizaki	200	17,578
Hosokawa Micron	400	23,070
House Foods Group	1,200	35,672
Hoya	1,200	64,786
Hulic	1,200	11,763
Hyakugo Bank	7,000	31,291
Hyakujushi Bank	8,000	27,727
Ibiden	3,600	57,363
IBJ Leasing	900	24,355
Ichibanya	600	24,954
Ichigo	3,700	12,659
Ichiken	800	19,089
Ichikoh Industries	2,000	13,117
Ichinen Holdings	1,200	16,508
Idemitsu Kosan	3,400	95,934
IDOM	3,000	18,529
IHI	5,100	177,214
Iida Group Holdings	2,300	41,002
Iino Kaiun Kaisha	5,000	23,284
Imasen Electric Industrial	600	7,476
Inaba Denki Sangyo	400	16,601
Inabata & Co.	1,400	18,663
Inageya	600	9,896
Infocom	400	9,864
Infomart	3,900	28,004
Information Services International- Dentsu	900	20,427
Intage Holdings	2,000	24,048
Internet Initiative Japan	1,000	18,671
Iriso Electronics	800	41,875
Iseki & Co.	700	15,639
Isetan Mitsukoshi Holdings	7,600	79,360
†Ishihara Sangyo Kaisha	1,600	22,708
Istyle	4,000	24,777
Isuzu Motors	11,100	147,079
Ito En	800	26,981

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU	6,700	$109,737
Itochu Enex	2,400	25,765
Itochu Techno-Solutions	300	11,198
Itochu-Shokuhin	300	13,517
Itoham Yonekyu Holdings	3,000	27,034
Itoki	1,700	14,292
Iwatani	1,800	54,788
Iyo Bank	6,800	55,053
Izumi	800	41,022
J Front Retailing	6,700	92,588
J Trust	2,900	24,870
Jaccs	1,400	34,575
Jalux	300	6,929
Jamco	400	8,805
Janome Sewing Machine	1,000	6,772
Japan Airlines	1,200	40,610
Japan Airport Terminal	500	17,818
†Japan Asset Marketing	3,900	4,298
Japan Aviation Electronics Industry	2,000	31,264
†Japan Display	14,100	27,317
†Japan Drilling	300	5,609
Japan Exchange Group	2,800	49,543
Japan Lifeline	700	34,588
Japan Pulp & Paper	400	16,263
Japan Securities Finance	4,300	23,158
Japan Steel Works	2,000	46,034
Japan Tobacco	3,100	101,602
Japan Wool Textile	1,400	12,641
JCU	600	26,767
Jeol	3,000	15,250
JFE Holdings	7,500	146,467
JGC	1,900	30,748
Jimoto Holdings	7,400	13,679
JINS	200	12,495
J-Oil Mills	400	14,059
Joshin Denki	1,000	33,948
JSP	300	9,198
JSR	3,000	57,001
JTEKT	6,700	92,767
Juki	2,600	37,154
Juroku Bank	1,000	32,882
JVC Kenwood	4,200	12,131
JXTG Holdings	47,950	246,685
kabu.com Securities	7,000	21,275
Kadokawa Dwango	1,400	16,995
Kaga Electronics	600	17,756
Kagome	500	15,685
Kajima	16,000	158,969
Kakaku.com	2,700	34,408
Kaken Pharmaceutical	800	40,667
Kakiyasu Honten	700	12,249
Kameda Seika	300	13,250

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kamei	1,600	$26,206
Kamigumi	3,000	69,451
Kanagawa Chuo Kotsu	400	12,957
Kanamoto	900	28,394
Kandenko	4,000	41,982
Kaneka	8,000	62,137
Kanematsu	3,800	48,460
Kansai Electric Power	3,000	38,378
Kansai Paint	1,000	25,168
Kansai Urban Banking	1,000	12,433
Kanto Denka Kogyo	2,000	21,329
Kao	2,500	147,078
Kasai Kogyo	1,400	21,226
Kato Sangyo	800	24,066
Kato Works	400	11,944
KAWADA TECHNOLOGIES	200	11,517
Kawai Musical Instruments Manufacturing	900	18,716
Kawasaki Heavy Industries	2,700	89,500
†Kawasaki Kisen Kaisha	2,200	57,872
KDDI	8,000	210,940
Keihan Holdings	2,200	64,421
Keihanshin Building	2,900	19,561
Keihin	1,900	32,521
Keikyu	2,500	50,678
Keio	1,000	41,235
Keisei Electric Railway	500	13,841
Keiyo	600	4,095
Keiyo Bank	9,000	41,751
Kenedix	6,000	33,326
Kenko Mayonnaise	500	12,233
Kewpie	2,200	53,062
Key Coffee	700	13,474
Keyence	200	106,199
KFC Holdings Japan	700	12,442
Kikkoman	700	21,524
Kinden	3,700	59,581
Kintetsu Group Holdings	700	26,034
Kintetsu World Express	1,000	16,583
Kirin Holdings	3,600	84,717
Kitagawa Iron Works	600	14,125
Kita-Nippon Bank	400	11,251
Kito	700	8,722
Kitz	2,100	17,114
Kiyo Bank	2,000	33,557
†KLab	1,600	23,006
Koa	1,100	20,411
Koatsu Gas Kogyo	2,000	14,823
Kobayashi Pharmaceutical	300	16,983
Kobe Steel	3,800	43,429
Kohnan Shoji	1,200	22,534
Koito Manufacturing	500	31,371

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kokusai	1,000	$10,904
Kokuyo	2,500	42,324
Komatsu	4,800	136,546
Komeri	1,100	31,673
Konami Holdings	1,000	48,078
Konica Minolta	12,900	105,928
Konishi	1,200	21,233
Konoike Transport	600	9,139
Kose	200	22,910
Koshidaka Holdings	900	26,874
Kotobuki Spirits	500	17,840
Kourakuen Holdings	500	7,621
K’s Holdings	2,900	64,250
Kubota	2,500	45,445
Kubota ADR	300	27,300
Kumagai Gumi	1,700	51,291
Kumiai Chemical Industry	1,570	11,288
Kura	200	8,940
Kurabo Industries	8,000	21,968
Kuraray	6,700	125,277
Kureha	700	38,072
Kurita Water Industries	2,200	63,541
Kuroda Electric	600	10,462
Kusuri no Aoki Holdings	600	35,619
KYB	700	42,302
Kyodo Printing	400	13,579
Kyoei Steel	1,000	15,588
Kyokuto Kaihatsu Kogyo	1,200	20,220
Kyokuto Securities	1,000	13,588
Kyokuyo	500	14,841
KYORIN Holdings	2,100	42,271
Kyoritsu Maintenance	1,700	50,762
Kyowa Exeo	3,100	61,573
Kyudenko	1,500	58,120
Kyushu Electric Power	1,800	19,116
Kyushu Financial Group	8,200	50,428
Lasertec	2,400	49,290
Lawson	600	39,724
LEC	900	23,395
Leopalace21	10,400	72,460
Life	900	23,067
LIFULL	1,800	15,645
Lintec	1,200	32,526
Lion	2,000	36,507
LIXIL Group	2,900	76,955
M3	1,200	34,179
Mabuchi Motor	900	45,030
Macnica Fuji Electronics Holdings	900	16,572
Maeda	4,000	48,878
Maeda Kosen	900	14,829
Maeda Road Construction	2,000	43,030
Makino Milling Machine	2,000	17,756

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Makita	1,000	$40,302
Mandom	600	16,503
Mani	700	16,771
Marubeni	13,600	92,882
Marudai Food	4,000	18,947
Maruha Nichiro	1,700	50,007
Marui Group	3,800	54,404
Maruichi Steel Tube	900	26,194
Marusan Securities	1,100	9,082
Maruzen Showa Unyu	2,000	9,385
Matsui Construction	1,800	15,836
Matsui Securities	1,300	9,797
Matsumotokiyoshi Holdings	900	60,227
Matsuya Foods	200	7,581
Max	1,000	13,855
Maxell Holdings	800	17,959
Mazda Motor	14,300	219,218
MCJ	1,200	12,989
Mebuki Financial Group	14,690	56,789
Medipal Holdings	2,000	34,730
Megmilk Snow Brand	1,600	43,510
Meidensha	5,000	19,107
MEIJI Holdings	500	39,636
Meisei Industrial	2,100	13,978
Meitec	600	30,073
Menicon	700	27,683
METAWATER	400	10,984
Michinoku Bank	600	10,328
Mie Bank	600	14,040
Milbon	400	24,279
Minato Bank	600	10,888
MINEBEA MITSUMI	10,332	161,602
Miraca Holdings	1,400	65,070
Mirait Holdings	1,900	22,846
Misawa Homes	1,400	11,745
MISUMI Group	2,600	68,463
Mitani	600	21,835
Mitsuba	2,400	37,218
Mitsubishi	9,800	227,788
Mitsubishi Chemical Holdings	29,800	283,898
Mitsubishi Electric	16,400	256,220
Mitsubishi Estate	6,900	119,972
Mitsubishi Gas Chemical	6,000	140,609
Mitsubishi Heavy Industries	4,300	170,013
Mitsubishi Logisnext	3,300	23,579
Mitsubishi Logistics	1,500	37,312
Mitsubishi Materials	3,900	134,823
Mitsubishi Motors	7,800	61,693
†Mitsubishi Paper Mills	2,100	14,146
Mitsubishi Shokuhin	500	14,597
Mitsubishi Steel Manufacturing	600	15,319
Mitsubishi Tanabe Pharma	1,300	29,807

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi UFJ Financial Group	48,500	$314,943
Mitsubishi UFJ Financial Group ADR	35,500	228,620
Mitsubishi UFJ Lease & Finance	13,900	73,623
Mitsuboshi Belting	2,000	24,101
Mitsui & Co.	12,000	177,347
Mitsui Chemicals	8,400	255,303
Mitsui Engineering & Shipbuilding	2,400	31,332
Mitsui Fudosan	3,000	65,052
Mitsui Home	3,000	19,542
Mitsui Mining & Smelting	2,400	124,346
Mitsui OSK Lines	2,800	84,852
Mitsui Sugar	300	10,091
Mitsui-Soko Holdings	5,000	14,752
Miura	1,000	22,022
Miyazaki Bank	500	18,129
Mizuho Financial Group	151,700	265,719
Mizuho Financial Group ADR	5,700	20,235
Mizuno	600	17,036
Mochida Pharmaceutical	300	22,048
Modec	900	21,731
Monex Group	6,400	17,177
Monogatari	100	6,470
MonotaRO	700	18,725
Morinaga & Co	600	33,379
Morinaga Milk Industry	1,400	53,499
Morita Holdings	1,100	17,098
MS&AD Insurance Group Holdings	3,800	122,350
MTI	1,200	7,198
Murata Manufacturing	700	102,893
Musashi Seimitsu Industry	800	24,954
Musashino Bank	1,000	29,727
Nabtesco	2,000	74,295
Nachi-Fujikoshi	8,000	45,003
Nagase & Co	3,800	63,657
Nagatanien Holdings	2,000	23,159
Nagawa	300	11,437
Nagoya Railroad	800	17,226
Nakanishi	400	18,094
Nankai Electric Railway	1,200	29,689
Nanto Bank	1,000	28,083
NEC	4,200	113,841
NEC Capital Solutions	700	13,437
NEC Networks & System Integration	800	19,089
NET One Systems	2,200	23,266
NGK Insulators	2,600	48,707
NGK Spark Plug	2,700	57,467
NH Foods	3,000	82,515
NHK Spring	9,800	105,642
Nichias	4,000	49,376
Nichiban	1,500	31,060
Nichiha	1,000	37,503
NichiiGakkan	1,000	10,300

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nichi-iko Pharmaceutical	1,400	$21,761
Nichirei	5,500	138,080
Nichireki	2,000	25,523
Nichirin	1,000	34,570
Nidec	300	36,845
Nidec ADR	1,000	30,690
Nifco	600	36,632
Nihon Chouzai	400	12,850
Nihon House Holdings	2,600	15,042
Nihon Kohden	1,300	28,097
Nihon M&A Center	1,200	58,654
Nihon Nohyaku	2,400	13,437
Nihon Parkerizing	3,600	57,587
Nihon Unisys	3,000	47,963
Nikkiso	3,300	30,647
Nikkon Holdings	2,100	51,919
Nikon	3,100	53,749
Nintendo	100	36,934
Nippo	3,000	64,172
Nippon Carbide Industries	800	17,617
Nippon Carbon	400	15,623
Nippon Chemi-Con	600	21,275
Nippon Chemiphar	300	13,570
Nippon Coke & Engineering	18,200	18,924
Nippon Commercial Development	700	10,694
Nippon Densetsu Kogyo	1,000	21,035
Nippon Electric Glass	2,400	92,886
Nippon Express	1,500	97,712
Nippon Flour Mills	2,300	35,034
Nippon Gas	1,600	49,696
Nippon Kayaku	3,000	46,203
Nippon Koei	800	27,194
Nippon Light Metal Holdings	22,200	63,133
Nippon Paint Holdings	800	27,194
Nippon Paper Industries	3,000	55,774
Nippon Road	300	16,610
†Nippon Sheet Glass	3,900	30,327
Nippon Shinyaku	300	20,822
Nippon Shokubai	500	35,325
Nippon Signal	2,100	22,582
Nippon Soda	4,000	24,315
Nippon Steel & Sumikin Bussan	400	22,040
Nippon Steel & Sumitomo Metal	5,200	119,389
Nippon Suisan Kaisha	10,100	56,458
Nippon Telegraph & Telephone	1,500	68,745
Nippon Thompson	3,200	17,717
Nippon Valqua Industries	800	19,530
†Nippon Yakin Kogyo	5,800	12,061
†Nippon Yusen	4,100	85,225
Nipro	6,400	88,158
Nishimatsu Construction	1,600	46,212
Nishimatsuya Chain	1,000	11,189

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nishi-Nippon Financial Holdings	3,800	$41,571
Nishi-Nippon Railroad	1,800	43,302
Nishio Rent All	700	23,297
Nissan Chemical Industries	2,100	73,904
Nissan Motor	35,700	353,589
Nissan Shatai	2,800	30,905
Nissei ASB Machine	400	16,085
Nissei Build Kogyo	1,500	16,223
Nissha Printing	400	10,860
Nisshin Oillio Group	800	26,234
Nisshin Seifun Group	2,800	46,905
Nisshin Steel	3,114	39,823
Nisshinbo Holdings	5,568	65,861
Nissin	1,000	25,923
Nissin Electric	2,100	25,866
Nissin Kogyo	2,100	37,568
Nitori Holdings	400	57,196
Nitta	600	21,808
Nittetsu Mining	300	21,862
Nitto Boseki	800	24,528
Nitto Denko	900	75,039
Nitto Kogyo	1,100	19,444
Nittoc Construction	3,400	17,434
NOF	3,500	98,911
Nohmi Bosai	900	14,197
Nojima	1,000	20,244
NOK	3,400	76,143
Nomura	1,000	22,155
Nomura Holdings	18,000	100,778
Nomura Holdings ADR	6,763	37,670
Nomura Real Estate Holdings	3,500	74,588
Nomura Research Institute	440	17,166
Noritake	700	33,468
Noritsu Koki	1,800	22,651
Noritz	1,200	21,563
North Pacific Bank	9,700	30,688
NS Solutions	1,100	24,263
NS United Kaiun Kaisha	700	15,322
NSD	900	16,692
NSK	12,500	168,518
NTN	15,000	63,453
NTT Data	6,000	64,199
NTT DOCOMO	5,000	114,219
NTT DOCOMO ADR	1,000	22,790
NTT Urban Development	1,900	18,911
NuFlare Technology	300	16,210
Obara Group	900	50,949
Obayashi	12,100	145,060
Obic	200	12,584
Odakyu Electric Railway	1,100	20,871
Ogaki Kyoritsu Bank	1,600	44,790
Ohashi Technica	1,100	15,094

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ohsho Food Service	400	$16,068
Oiles	300	5,559
Oita Bank	300	12,451
Oji Holdings	22,000	118,676
Okabe	1,500	14,144
Okamoto Industries	1,000	10,407
Okamura	1,800	20,555
Okasan Securities Group	6,000	34,446
Oki Electric Industry	3,700	49,289
Okinawa Cellular Telephone	800	27,798
Okinawa Electric Power	1,485	32,650
OKUMA	600	32,846
Okumura	800	30,571
Okuwa	1,000	10,327
Olympus	1,100	37,245
Omron	1,200	61,106
Ono Pharmaceutical	1,100	24,923
Onward Holdings	4,000	30,393
Open House	1,700	59,373
Optex Group	400	14,966
Oracle Corp. Japan	500	39,280
Organo	600	14,829
Orient	8,200	13,336
Oriental Land	500	38,098
Osaka Gas	1,600	29,746
Osaka Soda	800	20,618
OSAKA Titanium Technologies	1,500	21,795
Osaki Electric	2,000	15,481
OSG	3,000	68,252
OSJB Holdings	3,400	10,032
Otsuka	300	19,222
Otsuka Holdings	1,300	51,653
Outsourcing	2,000	27,816
Pacific Industrial	1,500	20,009
†Pacific Metals	500	12,722
Pack	700	24,821
PAL GROUP Holdings	1,100	34,117
PALTAC	600	23,381
Panasonic	27,100	392,682
Paramount Bed Holdings	600	25,781
Parco	1,200	14,706
Park24	1,500	36,525
Pasona Group	500	5,492
Penta-Ocean Construction	11,500	72,562
Persol Holdings	1,500	34,966
Pigeon	1,300	44,421
Pilot	700	33,468
Piolax	900	25,474
†Pioneer	13,800	25,632
Plenus	1,000	22,102
Press Kogyo	4,300	23,540
Pressance	2,000	27,070

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Prestige International	1,700	$16,966
Prima Meat Packers	5,000	33,815
Proto	700	12,610
Qol	1,000	17,481
Raito Kogyo	2,000	19,871
Rakuten	2,100	22,899
Recruit Holdings	1,500	32,486
Relo Group	2,000	45,679
Rengo	11,000	65,399
Resona Holdings	22,500	115,574
Resorttrust	1,200	21,467
Ricoh	8,900	86,528
Ricoh Leasing	800	30,073
Riken	300	15,437
Riken Technos	700	4,268
Riken Vitamin	500	18,862
Ringer Hut	400	9,086
Rinnai	200	17,116
Riso Kagaku	700	12,734
Riso Kyoiku	3,000	23,301
Rohm	400	34,268
Rohto Pharmaceutical	1,800	40,551
Rokko Butter	500	10,673
Roland DG	400	10,241
Rorze	1,000	20,715
Round One	5,000	67,229
Royal Holdings	800	20,141
Ryobi	1,200	32,313
Ryohin Keikaku	100	29,460
Ryosan	1,100	43,648
S Foods	500	19,440
Sac’s Bar Holdings	900	11,661
Saibu Gas	500	12,531
Saizeriya	1,100	30,255
Sakata INX	1,200	22,150
Sala	1,600	13,736
SAMTY	900	14,349
San-A Class A	600	26,714
San-Ai Oil	2,400	26,597
†Sanden Holdings	1,000	19,862
Sangetsu	1,100	18,896
San-In Godo Bank	6,000	51,988
Sanken Electric	7,000	38,445
Sanki Engineering	2,200	24,674
Sankyo	1,000	31,904
Sankyo Tateyama	1,100	15,631
Sankyu	2,000	84,603
Sanoh Industrial	1,700	14,232
Sanrio	800	15,179
Sanshin Electronics	1,200	17,799
Santen Pharmaceutical	1,700	26,786
Sanwa Holdings	5,400	61,954

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sanyo Chemical Industries	500	$29,105
Sanyo Denki	400	22,573
Sanyo Electric Railway	600	15,069
Sanyo Special Steel	600	15,373
Sanyo Trading	500	11,620
Sapporo Holdings	2,300	62,035
Sato Holdings	800	18,926
Sawada Holdings	1,600	14,319
Sawai Pharmaceutical	900	51,109
Saxa Holdings	700	12,914
SBI Holdings	5,500	82,799
SBS Holdings	1,000	7,749
Scala	1,600	11,432
SCREEN Holdings	1,000	69,318
SCSK	300	12,731
Secom	700	51,023
Sega Sammy Holdings	4,800	67,057
Seibu Holdings	2,000	34,161
Seikagaku	500	9,038
Seikitokyu Kogyo	1,000	5,812
Seiko Epson	3,200	77,437
Seiko Holdings	1,200	27,013
Seino Holdings	4,000	56,130
Seiren	1,900	35,003
Sekisui Chemical	4,300	84,605
Sekisui House	3,100	52,248
Sekisui Plastics	2,500	31,415
Senko Group Holdings	5,000	35,637
Senshu Ikeda Holdings	7,900	30,399
Senshukai	1,500	9,185
Septeni Holdings	4,000	10,984
Seria	800	44,435
Seven & i Holdings	7,200	278,018
Seven Bank	10,300	37,163
Shibuya	600	19,489
Shiga Bank	9,000	50,069
Shikoku Bank	1,600	24,201
Shikoku Chemicals	2,000	30,251
Shikoku Electric Power	1,800	21,163
Shima Seiki Manufacturing	400	21,044
Shimachu	1,700	44,659
Shimadzu	1,000	19,693
Shimamura	200	23,995
Shimano	200	26,643
Shimizu	9,800	108,603
Shimizu Bank	400	12,797
Shindengen Electric Manufacturing	300	19,196
Shin-Etsu Chemical	2,000	178,805
Shinko Electric Industries	4,100	27,619
Shinko Plantech	1,300	11,403
Shinmaywa Industries	3,000	27,221
Shinnihon	2,400	18,513

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shinoken Group	600	$13,416
Shinsei Bank	2,000	32,011
Shinwa	400	8,116
Shionogi & Co.	500	27,332
Ship Healthcare Holdings	1,900	58,676
Shiseido	600	24,005
Shizuoka Bank	7,000	62,955
Shizuoka Gas	1,300	10,294
Showa	1,900	23,335
Showa Denko	6,000	186,892
Showa Sangyo	600	15,501
Showa Shell Sekiyu	5,600	64,448
Siix	600	26,394
Sinfonia Technology	6,000	25,701
Sinko Industries	400	6,704
SKY Perfect JSAT Holdings	8,900	39,784
Skylark	1,200	17,735
SMC	100	35,272
SMK	2,000	9,242
SMS	500	15,930
Sodick	2,000	24,741
SoftBank Group	4,000	322,915
Sogo Medical	400	18,272
Sohgo Security Services	400	18,343
Sojitz	27,300	75,453
Sompo Holdings	2,900	112,830
Sony	10,700	398,047
Sony Financial Holdings	1,700	27,889
†Sosei Group	500	42,213
Sotetsu Holdings	1,000	24,172
Sparx Group	5,300	9,750
Square Enix Holdings	800	30,073
Srg Takamiya	2,400	14,013
St Marc Holdings	900	26,474
Stanley Electric	2,600	89,074
Star Micronics	1,000	17,223
Start Today	2,100	66,532
Starts	1,200	30,852
Starzen	400	19,516
Stella Chemifa	400	17,027
Studio Alice	300	7,257
Subaru	3,200	115,459
Sugi Holdings	300	15,943
SUMCO	2,700	42,471
Sumida	1,300	25,324
Sumitomo	8,900	128,013
Sumitomo Bakelite	8,000	58,938
Sumitomo Chemical	49,000	306,128
Sumitomo Dainippon Pharma	1,700	22,118
Sumitomo Densetsu	900	16,612
Sumitomo Electric Industries	18,800	307,082
Sumitomo Forestry	3,400	53,179

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Heavy Industries	2,800	$112,224
Sumitomo Metal Mining	2,500	80,293
Sumitomo Mitsui Construction	7,300	42,168
Sumitomo Mitsui Financial Group	9,000	345,523
Sumitomo Mitsui Trust Holdings	2,700	97,442
Sumitomo Osaka Cement	13,000	57,534
Sumitomo Realty & Development	4,000	121,040
Sumitomo Riko	1,300	13,078
Sumitomo Rubber Industries	5,000	91,624
Sumitomo Seika Chemicals	400	19,125
Sun Frontier Fudousan	1,300	14,037
Sundrug	400	16,565
Suntory Beverage & Food	600	26,714
Suruga Bank	2,400	51,743
Suzuken Aichi	2,100	74,650
Suzuki Motor	1,500	78,676
†SWCC Showa Holdings	1,600	14,688
Sysmex	900	57,427
T Hasegawa	800	15,328
T RAD	800	30,962
T&D Holdings	8,000	116,134
T&K Toka	1,200	14,173
Tachibana Eletech	800	12,897
Tachi-S	1,400	25,928
Tadano	3,000	35,059
Taihei Dengyo Kaisha	1,000	26,314
Taiheiyo Cement	3,400	131,286
Taiho Kogyo	900	13,669
Taikisha	500	13,775
Taiko Bank	600	13,341
Taisei	1,000	52,433
Taiyo Holdings	400	18,627
Taiyo Nippon Sanso	5,600	66,289
Taiyo Yuden	4,500	66,585
Takara Holdings	1,600	14,603
Takara Leben	4,000	19,551
Takara Standard	1,200	20,667
Takasago International	600	20,635
Takasago Thermal Engineering	800	13,210
Takashimaya	8,000	74,934
Takeda Pharmaceutical	2,800	154,625
Takeei	900	9,662
Takeuchi Manufacturing	1,800	37,640
Takuma	1,000	12,157
Tamron	700	13,518
Tamura	4,000	24,279
Tatsuta Electric Wire & Cable	3,600	27,450
TDK	2,100	142,582
TechnoPro Holdings	1,000	47,367
Teijin	6,000	118,267
Terumo	500	19,662
THK	2,300	78,285

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
TIS	4,500	$132,771
Toa Hyogo	1,000	10,522
TOA ROAD	300	11,584
†Toa Tokyo	600	11,693
Toagosei	3,700	49,553
Tobishima	6,800	9,850
Tobu Railway	1,800	49,429
TOC	2,100	18,476
Tocalo	600	23,115
Tochigi Bank	4,000	17,063
Toda	4,000	31,175
Toenec	200	5,972
Toho (Kobe)	300	7,198
Toho (Tokyo)	800	27,905
Toho Bank	7,000	26,314
Toho Gas	800	23,426
Toho Holdings	1,900	36,320
Toho Titanium	1,700	12,252
Toho Zinc	500	21,551
Tohoku Electric Power	1,900	24,163
Tokai Carbon	5,500	51,713
Tokai Gifu	500	21,329
TOKAI Holdings	2,800	21,649
Tokai Rika	2,700	53,412
Tokai Tokyo Financial Holdings	5,900	34,973
Token	300	35,699
Tokio Marine Holdings	5,800	226,897
Tokushu Tokai Paper	400	15,623
Tokuyama	2,600	61,531
Tokyo Century	1,400	62,955
Tokyo Dome	2,000	18,485
†Tokyo Electric Power Holdings	6,000	24,208
Tokyo Electron	600	92,140
Tokyo Gas	2,000	49,020
Tokyo Keiki	1,000	13,970
Tokyo Ohka Kogyo	600	21,329
Tokyo Rope Manufacturing	600	9,054
Tokyo Seimitsu	600	21,249
Tokyo Steel Manufacturing	1,600	13,181
Tokyo Tatemono	4,200	53,711
Tokyo TY Financial Group	700	17,897
Tokyotokeiba	500	15,041
Tokyu	2,500	35,392
Tokyu Construction	2,600	21,327
Tokyu Fudosan Holdings	21,600	130,339
TOMONY Holdings	4,800	21,713
Tomy	3,600	49,749
Tonami Holdings	500	24,128
Topcon	2,600	45,796
Toppan Forms	1,800	19,100
Toppan Printing	5,000	49,589
Topre	1,600	49,127

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Topy Industries	500	$16,707
Toray Industries	17,400	168,781
Toridoll Holdings	400	12,015
Torii Pharmaceutical	600	17,063
Torishima Pump Manufacturing	200	2,117
Tosei	1,900	16,683
Toshiba Machine	6,000	32,739
Toshiba Plant Systems & Services	1,400	23,540
Toshiba TEC	8,000	44,079
Tosho	600	14,759
Tosoh	11,000	247,909
Totetsu Kogyo	700	23,048
TOTO	700	29,487
Tottori Bank	600	9,155
Towa	1,400	22,121
Towa Bank	1,300	13,933
Towa Pharmaceutical	300	15,143
Toyo Construction	5,200	23,892
Toyo Engineering	1,000	12,202
Toyo Ink SC Holdings	6,000	33,753
Toyo Kohan	2,600	12,108
Toyo Seikan Group Holdings	4,300	71,842
Toyo Suisan Kaisha	1,100	40,422
Toyo Tire & Rubber	3,300	74,168
Toyobo	3,300	62,847
Toyoda Gosei	3,800	89,795
Toyota Boshoku	3,200	67,768
Toyota Motor	27,984	1,668,719
Toyota Motor ADR	1,489	177,444
Toyota Tsusho	5,500	180,604
TPR	800	26,838
Trancom	200	10,984
Transcosmos	800	18,449
Trend Micro	400	19,693
Trusco Nakayama	1,000	24,368
TS Tech	2,100	70,544
Tsubakimoto Chain	6,000	47,936
Tsukishima Kikai	1,500	18,156
Tsukuba Bank	3,300	11,056
Tsukui	2,800	19,359
Tsumura & Co.	1,300	46,790
Tsuruha Holdings	200	23,906
Tsurumi Manufacturing	800	14,212
Tv Tokyo Holdings	700	14,488
UACJ	1,000	28,483
Ube Industries	4,900	141,524
UKC Holdings	1,200	20,731
Ulvac	1,600	100,529
Unicharm	1,500	34,339
Unipres	1,800	50,069
United Arrows	700	25,443
United Super Markets Holdings	1,800	17,228

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Unitika	2,500	$19,685
Universal Entertainment	400	11,766
Unizo Holdings	500	11,593
Ushio	4,200	56,025
USS	1,100	22,191
V Technology	100	16,734
Valor Holdings	1,500	32,046
Vital KSK Holdings	1,900	15,754
VT Holdings	3,300	18,886
Wacoal Holdings	2,000	57,054
Wakita & Co.	1,300	15,701
Warabeya Nichiyo Holdings	500	12,753
Welcia Holdings	800	30,109
West Holdings	300	2,093
West Japan Railway	400	27,805
Wowow	500	15,841
Xebio Holdings	1,000	19,578
Yahagi Construction	1,500	12,890
Yahoo Japan	9,000	42,710
Yakult Honsha	300	21,622
YAMABIKO	1,600	21,983
Yamada Denki	9,100	49,736
Yamagata Bank	1,200	27,855
Yamaguchi Financial Group	5,000	58,520
Yamaha	800	29,505
Yamaha Motor	3,300	98,831
Yamaichi Electronics	1,500	27,541
Yamanashi Chuo Bank	6,000	25,221
Yamatane	900	15,221
Yamato Holdings	2,300	46,429
Yamazaki Baking	2,200	39,728
Yamazen	2,400	25,957
Yaoko	500	23,150
Yaskawa Electric	5,000	158,409
Yellow Hat	500	14,175
Yokogawa Bridge Holdings	900	17,460
Yokogawa Electric	4,600	78,326
Yokohama Reito	1,200	11,304
Yokohama Rubber	3,900	80,409
Yondoshi Holdings	500	14,219
Yorozu	1,000	21,373
Yoshinoya Holdings	800	13,181
Yurtec	1,000	7,829
Yusen Logistics	900	8,214
Zenkoku Hosho	900	37,792
Zenrin	600	18,236
Zensho Holdings	1,500	27,074
Zeon	6,000	77,796
ZERIA Pharmaceutical	700	12,510
Zojirushi	1,100	10,538

		50,027,006

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–2.77%
Aalberts Industries	4,050	$195,800
#ABN AMRO Group CVA 144A	4,146	124,170
Accell Group	637	19,688
Aegon	30,957	180,306
Aegon (New York Shares)	1,600	9,264
Akzo Nobel	4,559	420,933
†Altice Class A	2,117	42,398
AMG Advanced Metallurgical Group	1,768	76,239
Amsterdam Commodities	644	18,861
APERAM	1,419	74,347
Arcadis	2,751	59,289
†ArcelorMittal (New York Shares)	8,275	213,164
ASM International	1,280	80,921
ASML Holding	433	73,719
ASML Holding (New York Shares)	709	121,381
BE Semiconductor Industries	2,089	145,300
Beter Bed Holding	484	9,167
BinckBank	3,253	16,817
Boskalis Westminster	2,998	104,794
Brunel International	605	9,639
Coca-Cola European Partners	2,132	89,390
Corbion	2,379	76,620
†Fugro CVA	1,289	18,228
Gemalto	1,791	80,004
#GrandVision 144A	498	12,593
Heineken	1,086	107,368
Hunter Douglas	186	15,437
IMCD Group	759	46,540
ING Groep	19,727	363,719
ING Groep ADR	6,300	116,046
KAS Bank CVA	1,165	13,631
Kendrion	498	21,772
Koninklijke Ahold Delhaize	26,515	495,768
Koninklijke BAM Groep	7,191	41,118
Koninklijke DSM	2,070	169,447
Koninklijke KPN	103,811	356,427
Koninklijke Philips	3,346	138,135
Koninklijke Philips (New York Shares)	7,142	294,250
Koninklijke Vopak	2,822	123,757
Nederland Apparatenfabriek	289	13,608
NN Group	4,841	202,601
†OCI	2,987	69,936
PostNL	11,797	50,808
Randstad Holding	3,815	235,998
#Refresco Group 144A	1,567	31,559
RELX	3,294	70,116
RELX ADR	1,230	26,236
SBM Offshore	6,480	117,523
Sligro Food Group	739	34,037
TKH Group CVA	1,474	95,747
†TomTom	1,965	21,332
Unilever (New York Shares)	2,400	141,696

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Unilever CVA	2,188	$129,403
Van Lanschot Kempen CVA	475	15,295
Wessanen	2,505	47,074
Wolters Kluwer	3,500	161,722

		6,041,138

New Zealand–0.45%
†a2 Milk	13,678	63,526
Air New Zealand	23,768	57,855
Auckland International Airport	6,335	29,468
Chorus	14,273	40,413
Contact Energy	9,731	38,658
EBOS Group	4,086	50,556
Fisher & Paykel Healthcare	6,224	57,454
Fletcher Building	14,790	85,356
Fonterra Co-Operative Group	1,748	7,879
Freightways	3,723	20,921
Genesis Energy	17,212	29,713
Heartland Bank	10,020	13,172
Infratil	11,249	25,350
Mainfreight	2,869	51,641
Mercury	3,950	9,672
Meridian Energy	10,128	20,812
Metlifecare	6,446	27,004
New Zealand Refining	7,205	13,271
Port of Tauranga	7,990	24,701
Restaurant Brands New Zealand	5,516	27,172
Ryman Healthcare	1,775	11,885
SKY Network Television	9,600	18,722
SKYCITY Entertainment Group	20,896	56,599
Spark New Zealand	22,300	58,792
Summerset Group Holdings	11,663	42,795
Tourism Holdings	5,008	17,942
Trade Me Group	12,535	41,377
Warehouse Group	6,110	9,621
Z Energy	6,701	35,623

		987,950

Norway–0.94%
ABG Sundal Collier Holding	15,637	10,995
AF Gruppen	854	15,601
†Akastor	6,130	13,392
Aker Class A	1,440	59,122
Aker BP	5,231	101,146
†Aker Solutions	6,553	34,672
†American Shipping	4,751	13,720
†Atea	3,763	49,610
Austevoll Seafood	4,213	43,905
Bakkafrost	490	22,511
Bonheur	1,160	12,161
Borregaard	3,905	43,759
#†BW LPG 144A	3,677	16,948

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
†BW Offshore	2,694	$9,437
DNB	5,779	116,458
†DNO	17,098	23,443
Ekornes	768	10,896
#Entra 144A	1,053	14,411
†Fred Olsen Energy	1,724	2,782
Frontline	2,974	18,185
Gjensidige Forsikring	1,459	25,390
Grieg Seafood	3,963	39,011
†Kongsberg Automotive	21,255	25,033
Kongsberg Gruppen	716	11,687
†Kvaerner	15,716	25,258
Leroy Seafood Group	5,170	33,073
†Marine Harvest	3,316	65,575
†Nordic Semiconductor	2,947	16,281
Norsk Hydro	10,152	73,803
†Norwegian Air Shuttle	259	7,544
Ocean Yield	2,180	19,571
Opera Software	2,227	6,375
Orkla	3,459	35,482
†Petroleum Geo-Services	12,921	30,548
†Prosafe	521	1,570
Protector Forsikring	1,286	12,635
†REC Silicon	113,969	14,524
Salmar	1,165	32,912
#Scatec Solar 144A	2,626	13,782
Schibsted Class A	331	8,528
Schibsted Class B	714	16,854
#Skandiabanken 144A	1,817	20,076
SpareBank 1 SR-Bank	3,003	32,332
Statoil	10,515	210,313
Statoil ADR	700	14,063
Stolt-Nielsen	777	11,707
Storebrand	12,963	110,026
Subsea 7	8,934	146,610
Telenor	3,119	65,948
TGS NOPEC Geophysical	5,590	133,003
Tomra Systems	1,480	22,206
Veidekke	2,004	25,099
Wilh Wilhelmsen Holding Class A	394	12,367
#XXL 144A	2,669	29,071
Yara International	1,484	66,463

		2,047,874

Portugal–0.28%
Altri	3,521	18,593
†Banco Comercial Portugues Class R	346,560	100,475
CTT-Correios de Portugal	4,552	27,427
EDP - Energias de Portugal	11,203	42,172
EDP Renovaveis	5,921	50,386
Galp Energia	5,479	97,102
Jeronimo Martins	2,133	42,075

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Portugal (continued)
Mota-Engil	7,497	$28,106
Navigator	7,772	37,882
NOS	11,521	71,351
REN - Redes Energeticas Nacionais	7,613	24,780
Semapa-Sociedade de Investimento e Gestao	826	15,825
Sonae	42,299	51,043

		607,217

Singapore–1.12%
Accordia Golf Trust	23,400	12,593
Boustead Singapore	12,700	8,614
Bukit Sembawang Estates	3,400	15,866
CapitaLand	24,700	65,189
Chip Eng Seng	20,900	11,787
CITIC Envirotech	24,000	12,916
City Developments	4,800	40,093
ComfortDelGro	39,800	61,030
CSE Global	25,500	6,392
CWT	7,500	12,938
Dairy Farm International Holdings	3,100	23,839
DBS Group Holdings	14,400	221,024
Delfi	3,900	4,356
†=Ezion Holdings	44,590	6,476
First Resources	15,000	20,900
Frasers Centrepoint	17,500	26,964
Genting Singapore	56,600	48,820
GL	20,900	13,097
Golden Agri-Resources	197,400	54,573
Great Eastern Holdings	700	13,015
GuocoLand	13,100	21,923
†Halcyon Agri	27,812	11,379
Ho Bee Land	7,100	12,196
Hong Fok	19,800	11,896
Hong Leong Finance	7,100	13,504
Hongkong Land Holdings	4,500	32,400
Hutchison Port Holdings Trust	183,000	78,690
Hyflux	16,000	5,898
Indofood Agri Resources	26,500	8,791
Jardine Cycle & Carriage	588	17,053
Keppel	9,800	46,889
Keppel Infrastructure Trust	64,700	26,234
M1	8,600	11,285
Mandarin Oriental International	4,700	10,246
Olam International	18,400	27,401
OUE	6,300	9,057
Oversea-Chinese Banking	21,488	176,789
Oxley Holdings	28,700	11,531
QAF	12,400	11,061
Raffles Medical Group	15,100	12,524
RHT Health Trust	23,800	15,002
Riverstone Holdings	20,800	16,024

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
SATS	6,900	$23,450
Sembcorp Industries	37,700	82,268
Sembcorp Marine	18,400	23,671
SIIC Environment Holdings	19,160	7,557
Sinarmas Land	50,600	15,481
Singapore Airlines	18,000	133,230
Singapore Exchange	5,000	27,240
Singapore Post	44,900	41,376
Singapore Technologies Engineering	11,700	29,672
Singapore Telecommunications	36,300	98,481
StarHub	17,800	34,118
Sunningdale Tech	8,300	12,054
UMS Holdings	22,100	16,293
United Engineers	16,300	32,565
United Industrial	4,400	10,185
United Overseas Bank	15,362	266,141
UOB-Kay Hian Holdings	6,400	6,346
UOL Group	14,000	83,807
Valuetronics Holdings	30,910	22,104
Venture	10,300	133,947
Wheelock Properties Singapore	8,400	11,642
Wilmar International	17,200	40,323
Wing Tai Holdings	19,300	30,733

		2,450,939

Spain–2.45%
Abertis Infraestructuras	3,699	74,759
Acciona	1,286	103,431
Acerinox	2,508	36,163
ACS Actividades de Construccion y Servicios	3,403	126,110
#Aena 144A	166	29,969
Almirall	977	9,942
Amadeus IT Group	2,372	154,163
Applus Services	5,017	62,854
Atresmedia Corp. de Medios de Comunicacion	2,420	25,427
Banco Bilbao Vizcaya Argentaria	63,393	566,502
Banco Bilbao Vizcaya Argentaria ADR	5,851	52,191
Banco de Sabadell	103,013	215,012
Banco Santander	69,376	484,347
Banco Santander ADR	26,050	180,787
Bankia	11,491	55,411
Bankinter	7,034	66,541
Bolsas y Mercados Espanoles SHMSF	1,687	58,221
CaixaBank	30,075	150,714
#Cellnex Telecom 144A	3,990	91,298
Cia de Distribucion Integral Logista Holdings	822	19,766
CIE Automotive	2,662	71,073
Construcciones y Auxiliar de Ferrocarriles	400	16,183

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Distribuidora Internacional de Alimentacion	18,760	$109,421
Ebro Foods	879	20,830
Elecnor	1,157	16,122
Enagas	4,287	120,717
Ence Energia y Celulosa	4,260	22,154
Endesa	2,284	51,492
Ercros	5,966	19,320
#Euskaltel 144A	2,613	23,514
Faes Farma	5,195	17,376
Ferrovial	1,497	32,953
Fluidra	1,740	18,334
Gas Natural SDG	8,813	195,093
Grifols	1,754	51,101
Grupo Catalana Occidente	1,101	46,364
Iberdrola	58,427	453,829
†Indra Sistemas	2,410	38,069
Industria de Diseno Textil	2,536	95,569
Inmobiliaria Colonial Socimi	5,040	50,001
†Liberbank	7,747	7,151
Mapfre	30,150	98,137
Mediaset Espana Comunicacion	6,833	77,149
Melia Hotels International	1,845	26,669
Miquel y Costas & Miquel	539	19,576
NH Hotel Group	4,059	27,201
†Obrascon Huarte Lain	5,166	18,659
Papeles y Cartones de Europa	2,420	22,739
†Promotora de Informaciones Class A	2,956	11,564
Prosegur Cia de Seguridad	8,874	66,390
Red Electrica	2,660	55,898
Repsol	18,803	346,461
†Sacyr	12,340	32,378
Siemens Gamesa Renewable Energy	5,257	68,625
#Talgo 144A	2,704	15,046
Tecnicas Reunidas	621	19,630
Telefonica	1,540	16,731
Telefonica ADR	19,864	214,333
†Tubacex	611	2,314
Vidrala	512	45,052
Viscofan	1,301	79,697
Zardoya Otis	4,568	50,534

		5,355,057

Sweden–2.78%
AAK	551	41,706
AddTech Class B	828	16,621
AF	1,091	25,477
Alfa Laval	3,498	85,422
Assa Abloy Class B	2,405	54,921
Atlas Copco Class A	1,827	77,365
Atlas Copco Class B	1,068	41,409
Atrium Ljungberg Class B	1,277	22,264

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Avanza Bank Holding	406	$17,008
Axfood	915	15,694
Beijer Alma Class B	1,082	35,071
Beijer Ref	567	18,448
Bergman & Beving Class B	1,030	13,816
†Betsson	5,316	48,461
Bilia Class A	5,432	60,023
BillerudKorsnas	6,702	113,553
BioGaia Class B	302	11,235
Boliden	5,797	196,225
Bonava Class B	2,158	34,921
Byggmax Group	2,929	24,633
Castellum	3,437	53,929
Clas Ohlson Class B	1,203	22,303
Cloetta Class B	9,063	31,156
Com Hem Holding	5,928	84,718
Concentric	2,269	38,374
Dios Fastigheter	2,766	17,659
#Dometic Group 144A	1,178	10,016
Duni	1,284	20,179
#Dustin Group 144A	2,527	21,330
Electrolux Class B	2,047	69,516
Elekta Class B	1,918	19,851
†Enea	1,982	18,737
Fabege	2,033	41,684
†Fastighets Balder Class B	915	23,794
†Fingerprint Cards Class B	5,400	15,123
Getinge Class B	3,387	63,499
Granges	2,570	29,424
Gunnebo	3,239	16,464
†Haldex	1,307	16,167
Hemfosa Fastigheter	2,376	30,193
Hennes & Mauritz Class B	2,629	68,106
Hexagon Class B	1,095	54,273
Hexpol	6,700	70,497
†HIQ International	2,708	20,281
Holmen Class B	1,385	64,838
Hufvudstaden Class A	1,839	31,384
Husqvarna Class B	10,966	112,825
ICA Gruppen	1,191	44,760
Indutrade	2,575	67,940
Intrum Justitia	2,057	72,735
Inwido	2,366	30,138
ITAB Shop Concept Class B	1,500	11,740
JM	2,391	75,121
KappAhl	3,150	19,821
Kindred Group SDR	7,464	85,867
Klovern Class B	10,210	13,601
KNOW IT	1,633	26,164
Kungsleden	3,733	25,689
Lagercrantz Group Class B	1,482	14,693
Lifco Class B	441	14,381

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Lindab International	2,706	$28,705
Loomis Class B	3,021	120,063
†Lundin Petroleum	917	20,063
Mekonomen	1,414	32,030
Millicom International Cellular SDR	1,544	101,892
Modern Times Group Class B	2,012	72,873
†Momentum Group Class B	1,030	11,002
Mycronic	2,215	30,390
NCC Class B	1,871	44,381
†NetEnt	3,048	23,651
New Wave Group Class B	1,826	13,003
Nibe Industrier Class B	3,204	32,276
Nobia	3,968	39,559
Nolato Class B	1,916	92,449
Nordea Bank	21,323	289,022
Oriflame Holding	868	29,584
Peab	6,554	72,340
Proact IT Group	780	18,962
Ratos Class B	5,770	28,238
†RaySearch Laboratories	882	18,788
Recipharm Class B	441	5,225
Rezidor Hotel Group	5,074	20,371
Saab Class B	1,001	50,806
Sagax Class B	1,345	17,141
Sandvik	9,776	168,637
†SAS	6,329	20,281
Scandi Standard	2,058	15,097
†Sectra Class B	568	10,112
Securitas Class B	2,390	40,025
Skandinaviska Enskilda Banken Class A	11,110	146,362
Skanska Class B	2,396	55,510
SKF Class A	693	15,119
SKF Class B	6,238	135,943
SkiStar	1,095	25,544
†SSAB Class A	4,128	19,888
†SSAB Class B	20,728	82,277
†SSAB (Helsinki Stock Exchange) Class B	7,881	31,260
Svenska Cellulosa Class B	7,401	62,698
Svenska Handelsbanken Class A	9,810	148,025
Sweco Class B	1,012	24,788
Swedbank Class A	5,237	144,799
Swedish Match	1,220	42,794
†Swedish Orphan Biovitrum	1,348	20,688
Systemair	645	10,770
Tele2 Class B	4,586	52,476
Telefonaktiebolaget LM Ericsson Class B	19,805	113,725
Telia	62,638	295,006
#Thule Group 144A	3,579	76,898
Trelleborg Class B	2,976	74,538

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Victoria Park Class B	9,142	$34,795
Vitrolife	148	12,011
Volvo Class A	4,893	94,016
Volvo Class B	14,738	284,088
Wallenstam Class B	3,583	35,676
Wihlborgs Fastigheter	1,310	32,039

		6,061,942

Switzerland–5.84%
ABB	23,839	589,359
Adecco Group	3,459	269,333
†Allreal Holding	451	79,036
†Alpiq Holding	237	19,090
†ALSO Holding	204	28,798
†ams	1,130	81,919
APG SGA	29	12,091
†Arbonia	984	17,580
†Aryzta	2,457	75,459
Ascom Holding	1,103	24,262
Autoneum Holding	103	28,799
Baloise Holding	1,138	180,040
Bank Cler Class B	246	10,771
Banque Cantonale de Geneve	72	11,956
Banque Cantonale Vaudoise	69	51,304
†Barry Callebaut	62	95,015
Belimo Holding Class R	16	64,093
Bell Food Group	30	13,941
†Bellevue Group	933	22,112
Berner Kantonalbank	121	23,054
BKW	203	12,190
Bobst Group	566	62,191
Bossard Holding Class A	279	64,567
Bucher Industries	208	73,998
Burckhardt Compression Holding	82	25,637
Burkhalter Holding	128	16,325
†Calida Holding	290	10,676
Carlo Gavazzi Holding	46	16,709
†Cembra Money Bank	957	83,707
†Cham Paper Holding	36	14,499
Chocoladefabriken Lindt & Spruengli Class R	1	69,345
Cie Financiere Richemont	2,533	231,497
Cie Financiere Tradition	102	10,123
†Clariant	7,901	189,294
Coltene Holding	149	14,441
Conzzeta	46	48,501
†Credit Suisse Group	16,745	265,091
Credit Suisse Group ADR	583	9,211
Daetwyler Holding Class B	454	71,826
DKSH Holding	919	78,153
†dormakaba Holding Class B	74	75,463
†Dufry	1,140	181,063

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†EFG International	4,332	$37,489
†Emmi	84	55,040
EMS-Chemie Holding	85	56,529
†Feintool International Holding	85	9,638
Flughafen Zurich	1,195	270,259
Forbo Holding	38	60,629
†GAM Holding	5,502	85,227
Geberit	234	110,699
Georg Fischer	202	249,071
Givaudan	48	104,442
†Gurit Holding Class B	24	27,535
Helvetia Holding	204	110,811
†HOCHDORF Holding	35	9,912
Huber + Suhner	499	30,584
†Idorsia	511	9,129
Implenia	591	39,091
†Inficon Holding	61	39,655
Interroll Holding Class R	40	57,665
Intershop Holding	22	10,905
†Julius Baer Group	2,702	159,885
Jungfraubahn Holding	78	9,964
†Kardex	391	46,556
Komax Holding Class R	113	32,528
Kudelski Class B	1,531	19,131
Kuehne + Nagel International Class R	349	64,621
†LafargeHolcim	3,839	224,389
LEM Holding	12	15,354
Liechtensteinische Landesbank	592	29,742
Logitech International Class R	1,164	42,444
Logitech International (New York Shares) Class R	2,260	82,400
†Lonza Group	1,319	345,976
Luzerner Kantonalbank	86	40,387
Metall Zug	4	16,234
†Meyer Burger Technology	4,175	5,820
Mobilezone Holding	775	9,764
†Mobimo Holding	218	58,870
Nestle	18,404	1,541,348
Novartis	11,773	1,007,881
Novartis ADR	161	13,822
†OC Oerlikon	7,769	119,542
Orior	228	17,659
Panalpina Welttransport Holding	333	48,797
Partners Group Holding	200	135,695
Phoenix Mecano Class B	34	19,522
Plazza Class A	48	11,545
PSP Swiss Property	644	59,322
†Rieter Holding	85	18,082
Roche Holding	2,007	512,346
Roche Holding (Swiss Exchange)	103	26,219
Romande Energie Holding	5	6,568
Schindler Holding	107	23,017

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Schmolz + Bickenbach	14,538	$13,362
Schweiter Technologies Class B	24	30,782
†SFS Group	456	55,567
SGS	34	81,563
†Siegfried Holding	157	51,679
Sika	45	334,822
Sonova Holding	924	156,775
St Galler Kantonalbank	88	40,531
Straumann Holding Class R	160	102,773
Sulzer	744	87,895
#†Sunrise Communications Group 144A	1,654	136,303
Swatch Group	388	161,395
Swatch Group (Swiss Exchange)	830	66,127
†Swiss Life Holding	447	157,455
Swiss Re	2,015	182,491
Swisscom	470	240,836
Swissquote Group Holding	434	16,292
Tamedia	63	9,102
†Temenos Group	1,071	109,273
†u-blox Holding	215	42,429
†UBS Group	12,037	205,724
†UBS Group (New York Shares)	12,921	221,595
Valiant Holding	521	56,601
Valora Holding	110	38,509
Vaudoise Assurances Holding	46	24,868
Vetropack Holding Class B	7	13,641
Vifor Pharma	856	100,773
Vontobel Holding Class R	946	60,813
VP Bank	120	16,110
VZ Holding	61	19,465
†Ypsomed Holding	55	8,508
Zehnder Group	321	11,271
†Zug Estates Holding Class B	9	16,785
Zuger Kantonalbank Class B	3	16,668
Zurich Insurance Group	1,289	393,216

		12,744,258

United Kingdom–16.40%
4imprint Group	461	11,311
888 Holdings	9,831	33,830
A.G. Barr	3,587	29,705
AA	9,619	21,848
Acacia Mining	5,399	14,057
Acal	3,315	13,759
Admiral Group	3,375	82,174
Aggreko	9,798	123,284
†Aldermore Group	3,674	11,343
Amec Foster Wheeler	8,863	60,510
Anglo American	21,743	390,272
Anglo-Eastern Plantations	1,229	14,237
Antofagasta	9,355	118,964
Arrow Global Group	7,199	41,239

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ashmore Group	11,961	$54,366
Ashtead Group	10,501	253,143
Associated British Foods	1,494	63,923
AstraZeneca ADR	11,528	390,569
#Auto Trader Group 144A	19,525	102,692
AVEVA Group	2,625	85,651
Aviva	35,508	244,803
Avon Rubber	818	10,276
B&M European Value Retail	25,853	134,276
Babcock International Group	13,229	146,690
BAE Systems	19,577	165,663
Balfour Beatty	14,712	53,070
Barclays	8,395	21,751
Barclays ADR	21,326	220,724
Barratt Developments	32,143	264,675
BBA Aviation	30,369	121,432
Beazley	16,454	105,722
Bellway	11,002	486,066
=Berendsen	7,561	136,302
Berkeley Group Holdings	4,039	201,174
BGEO Group	973	42,505
BHP Billiton	7,042	124,040
BHP Billiton ADR	9,149	324,332
Bodycote	10,306	126,569
Booker Group	46,542	127,851
Bovis Homes Group	5,572	81,683
BP ADR	25,498	979,888
Brewin Dolphin Holdings	11,192	52,355
British American Tobacco	9,335	584,416
British American Tobacco ADR	3,000	187,350
Britvic	7,850	79,471
BT Group	27,339	104,005
BT Group ADR	2,800	53,872
†BTG	3,088	27,972
Bunzl	1,748	53,100
Burberry Group	5,077	119,736
Capita	2,329	17,633
Capital & Counties Properties	19,705	69,893
Card Factory	13,429	55,442
Carillion	16,572	11,381
Carnival	801	50,909
Carnival ADR	548	35,335
Centamin	43,833	85,109
Centrica	46,016	115,307
Chemring Group	10,580	25,519
Chesnara	3,029	16,002
Cineworld Group	7,800	70,812
Clarkson	917	35,155
Close Brothers Group	5,595	110,585
Cobham	71,823	140,226
†Coca-Cola HBC	4,056	137,235
Compass Group	7,129	151,222

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Computacenter	4,566	$60,389
Connect Group	11,057	14,965
Consort Medical	1,673	24,369
Costain Group	5,650	33,937
†Countrywide	2,878	4,165
Cranswick	2,045	80,894
Crest Nicholson Holdings	10,866	80,519
Croda International	1,416	71,970
†CYBG	2,864	11,659
Daily Mail & General Trust Class A	6,496	56,450
Dairy Crest Group	10,235	84,278
DCC	2,536	246,202
De La Rue	3,905	33,934
Debenhams	32,597	21,622
Dechra Pharmaceuticals	2,305	63,009
Devro	10,377	33,129
DFS Furniture	4,052	11,945
Diageo	3,922	128,917
Diageo ADR	1,351	178,508
Dignity	883	27,285
Diploma	4,716	67,239
Direct Line Insurance Group	40,870	199,128
Dixons Carphone	31,836	82,505
Domino’s Pizza Group	9,282	38,582
Drax Group	12,781	53,315
DS Smith	71,337	471,171
Dunelm Group	1,645	15,595
easyJet	4,436	72,341
†EI Group	18,886	34,861
Electrocomponents	11,562	96,212
Elementis	15,959	57,932
†EnQuest	56,768	21,109
Entertainment One	7,687	26,576
Essentra	4,006	29,658
esure Group	9,338	35,324
Euromoney Institutional Investor	529	8,301
Evraz	13,963	58,564
Experian	3,396	68,214
FDM Group Holdings	1,557	20,071
Fenner	4,323	19,536
Ferguson	1,855	121,700
Ferrexpo	12,597	49,357
Fidessa Group	2,138	64,375
†Firstgroup	39,397	61,767
Foxtons Group	7,206	6,542
Fresnillo	2,052	38,633
Fuller Smith & Turner	1,225	16,760
G4S	42,078	156,918
Galliford Try	2,255	40,884
GAME Digital	3,172	1,509
Games Workshop Group	1,148	30,290
†Gem Diamonds	5,209	5,602

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Genus	1,882	$52,909
GKN	38,500	178,501
GlaxoSmithKline	10,422	207,876
GlaxoSmithKline ADR	7,200	292,320
†Glencore	67,215	308,033
Go-Ahead Group	1,221	27,863
Gocompare.Com Group	9,338	13,076
Grafton Group	4,564	50,822
Greencore Group	19,256	50,626
Greene King	13,189	96,584
Greggs	4,632	77,400
GVC Holdings	7,183	79,023
Halfords Group	5,506	25,860
Halma	12,799	192,087
Hargreaves Lansdown	6,159	122,145
#Hastings Group Holdings 144A	5,424	22,110
Hays	66,687	169,249
Headlam Group	2,792	22,074
Helical	2,976	11,983
Hikma Pharmaceuticals	2,646	42,938
Hill & Smith Holdings	2,969	50,288
Hilton Food Group	1,426	13,873
Hiscox	8,934	153,236
Hochschild Mining	10,048	30,901
HomeServe	20,430	227,770
Howden Joinery Group	28,356	163,767
HSBC Holdings ADR	27,322	1,349,980
†Hunting	6,303	40,026
#Ibstock 144A	13,428	40,971
†Imagination Technologies Group	4,251	9,570
IMI	8,093	134,799
Imperial Brands	3,807	162,428
Inchcape	19,753	228,428
†Indivior	16,665	75,859
Informa	11,505	103,600
Inmarsat	21,606	186,306
InterContinental Hotels Group ADR	1,334	70,555
International Consolidated Airlines Group (London Stock Exchange)	7,151	56,871
Interserve	4,306	6,823
Intertek Group	3,526	235,392
Investec	14,346	104,769
ITE Group	10,902	26,259
ITV	23,892	55,931
IWG	26,664	110,584
J D Wetherspoon	4,566	76,786
J Sainsbury	56,984	181,657
†Jackpotjoy	1,380	14,960
James Fisher & Sons	2,703	56,322
Jardine Lloyd Thompson Group	4,141	67,919
JD Sports Fashion	17,971	90,184
#John Laing Group 144A	3,522	13,460

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
John Menzies	3,548	$34,207
John Wood Group	9,726	88,688
Johnson Matthey	5,004	229,323
Jupiter Fund Management	17,553	129,836
†Just Eat	2,120	18,991
Just Group	6,051	11,911
†KAZ Minerals	17,192	178,193
KCOM Group	29,984	39,777
Keller Group	2,004	21,980
Kier Group	1,594	24,841
Kingfisher	32,323	129,289
Ladbrokes Coral Group	17,525	28,673
Laird	23,956	45,824
†Lamprell	12,474	14,960
Lancashire Holdings	4,719	42,209
Laura Ashley Holdings	18,438	2,024
Legal & General Group	62,836	218,836
†Liberty Global Class A	1,294	43,880
†Liberty Global Class C	3,168	103,594
†Liberty Global LiLAC Class A	161	3,825
†Liberty Global LiLAC Class C	440	10,252
Lloyds Banking Group	366,714	332,823
Lloyds Banking Group ADR	62,026	227,015
London Stock Exchange Group	2,060	105,723
†Lonmin	4,567	4,314
Lookers	14,659	23,572
LSL Property Services	3,879	12,228
Man Group	38,684	87,034
Marks & Spencer Group	57,135	270,566
Marshalls	7,159	41,826
Marston’s	22,098	32,188
†McBride	15,062	42,485
#McCarthy & Stone 144A	4,561	9,137
Mears Group	4,643	30,253
Mediclinic International	5,443	47,409
Meggitt	24,247	169,278
Melrose Industries	51,168	145,907
#Merlin Entertainments 144A	12,367	73,827
Micro Focus International	4,812	153,916
Millennium & Copthorne Hotels	5,194	31,320
Mitchells & Butlers	9,179	30,996
Mitie Group	10,021	34,363
Mondi	5,636	151,422
Moneysupermarket.com Group	13,935	59,380
Morgan Advanced Materials	12,176	50,759
Morgan Sindall Group	854	16,341
†Mothercare	4,436	5,944
N Brown Group	4,375	20,589
National Express Group	19,597	92,934
National Grid	5,385	66,718
National Grid ADR	586	36,748
NCC Group	2,225	6,455

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
NEX Group	9,717	$86,198
Next	1,816	127,999
Northgate	5,722	33,258
Novae Group	2,374	22,713
†Ocado Group	19,406	76,114
Old Mutual	75,414	196,248
#On The Beach Group 144A	140	741
OneSavings Bank	4,497	24,291
†Ophir Energy	21,800	21,179
Oxford Instruments	1,589	20,643
Pagegroup	15,295	102,046
PayPoint	2,476	31,669
†Paysafe Group	13,209	103,103
Pearson	6,824	55,962
Pearson ADR	6,249	50,867
Pendragon	38,325	16,434
Pennon Group	9,382	100,198
Persimmon	14,510	502,029
†Petra Diamonds	33,481	37,686
Petrofac	4,374	26,375
†Petropavlovsk	107,235	11,496
Pets at Home Group	11,411	32,676
Phoenix Group Holdings	8,185	82,917
Photo-Me International	13,399	31,241
Playtech	8,799	108,297
Polypipe Group	5,500	31,072
†Premier Foods	42,105	23,697
†Premier Oil	32,723	29,379
Provident Financial	3,250	36,168
Prudential	2,005	47,998
Prudential ADR	2,623	125,668
PZ Cussons	5,431	23,259
QinetiQ Group	22,424	74,189
Randgold Resources	1,638	160,558
Rank Group	8,180	24,334
Reckitt Benckiser Group	1,623	148,170
Redrow	8,355	66,335
RELX	2,920	64,053
RELX ADR	3,200	71,520
Renewi	30,109	41,052
Renishaw	1,075	68,611
Rentokil Initial	33,628	135,455
Restaurant Group	3,815	15,433
Ricardo	2,769	30,760
Rightmove	2,479	134,369
Rio Tinto (London Stock Exchange)	2,407	112,017
Rio Tinto ADR	11,679	551,132
Robert Walters	1,758	13,192
†Rolls-Royce Holdings	32,336	384,339
Rotork	33,011	115,187
†Royal Bank of Scotland Group ADR	12,133	88,328
Royal Dutch Shell Class A	11,413	343,873

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Royal Dutch Shell ADR Class A	13,501	$817,891
Royal Dutch Shell ADR Class B	14,372	898,825
Royal Mail	27,052	139,271
RPC Group	10,522	139,655
RPS Group	7,026	27,162
RSA Insurance Group	19,227	160,511
Saga	18,154	48,264
Sage Group	8,145	76,236
Savills	5,233	65,319
Schroders	1,157	52,015
Schroders Non-Voting Shares	590	19,243
Senior	18,448	68,203
†Serco Group	13,782	21,293
Severfield	10,593	9,404
Severn Trent	3,032	88,286
Shire	2,387	121,162
SIG	19,607	46,740
Sky	5,378	65,940
Smith & Nephew	4,107	74,186
Smith & Nephew ADR	1,200	43,680
Smiths Group	10,203	215,608
Soco International	5,696	8,816
Spectris	3,984	128,659
Spirax-Sarco Engineering	2,357	174,501
#Spire Healthcare Group 144A	6,438	19,402
Spirent Communications	15,901	20,455
†Sports Direct International	7,540	41,475
SSE	17,746	332,202
SSP Group	11,482	82,699
St Ives	1,227	1,245
St James’s Place	12,153	186,626
St Modwen Properties	7,644	38,288
Stagecoach Group	4,168	9,534
†Standard Chartered	45,029	447,473
Standard Life Aberdeen	39,457	229,202
SThree	4,068	19,174
Stock Spirits Group	4,714	15,160
SuperGroup	1,929	43,917
Synthomer	12,723	83,249
TalkTalk Telecom Group	15,903	44,687
Tate & Lyle	18,338	159,355
Taylor Wimpey	144,942	379,705
Ted Baker	1,250	44,387
Telecom Plus	3,445	50,133
†Tesco	78,345	196,474
Thomas Cook Group	66,553	107,285
TP ICAP	11,760	82,574
Travis Perkins	9,100	176,569
Trinity Mirror	20,389	23,291
TT Electronics	4,717	14,411
TUI	8,315	141,059
†Tullow Oil	43,876	109,415

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
U & I Group	6,068	$15,124
UBM	8,987	82,191
UDG Healthcare	6,282	71,510
Ultra Electronics Holdings	3,807	91,723
Unilever ADR	3,600	208,656
United Utilities Group	2,845	32,576
†Vectura Group	12,867	18,345
Vedanta Resources	1,605	18,754
Vesuvius	6,715	53,089
Victrex	4,154	131,978
Virgin Money Holdings	6,914	26,544
Vitec Group	1,016	14,894
Vodafone Group	314,440	879,778
Vodafone Group ADR	2,400	68,304
Vp	1,013	11,334
Weir Group	1,820	47,922
WH Smith	3,056	82,761
Whitbread	1,309	66,058
William Hill	29,234	98,874
Wincanton	4,471	14,124
Wm Morrison Supermarkets	58,267	182,780
#Worldpay Group 144A	21,308	116,210
WPP	4,681	86,875
WPP ADR	400	37,120
Xaar	3,092	18,458
XP Power	694	25,816
#ZPG 144A	2,641	12,800

		35,770,906

Total Common Stock (Cost $187,972,359)		214,860,739

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK–0.53%
Germany–0.53%
Bayerische Motoren Werke 4.57%	999	$89,002
Biotest 0.31%	765	20,529
Draegerwerk & Co 0.19%	221	24,498
FUCHS PETROLUB 1.77%	1,072	63,464
Henkel & Co. 1.30%	164	22,320
Jungheinrich 1.15%	2,049	94,265
Porsche Automobil Holding 1.83%	2,067	132,166
Sartorius 0.55%	1,144	109,357
Schaeffler 3.72%	594	9,583
Sixt 3.18%	905	55,727
STO & Co. 2.65%	44	6,589
Villeroy & Boch 2.83%	830	17,466
Volkswagen 1.44%	3,110	507,248

Total Preferred Stock (Cost $1,112,736)		1,152,214

ΔWARRANT–0.00%
∎Australia–0.00%
Westgold Resources, exercise price AUD 2.00, expiration date 6/30/19	1,190	299

Total Warrant (Cost $0)		299

MONEY MARKET FUND–0.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	517,449	517,449

Total Money Market Fund (Cost $517,449)		517,449

TOTAL VALUE OF SECURITIES–99.25% (Cost $189,602,544)	216,530,701
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	1,625,615

NET ASSETS APPLICABLE TO 19,526,722 SHARES OUTSTANDING–100.00%	$218,156,316

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $2,229,048, which represents 1.02% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	12,752	USD	(9,989)	10/3/17	$13	$—
BNYM	NZD	13,856	USD	(10,011)	10/3/17	—	(4)

Total Foreign Currency Exchange Contracts						$13	$(4)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

NZD–New Zealand Dollar

SDR–Special Drawing Right

USD–United States Dollar

See accompanying notes.

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$12,225,642	$2,851	$33,272	$12,261,765
Austria	1,583,739	—	—	1,583,739
Belgium	3,215,618	—	—	3,215,618
Canada	18,448,449	—	—	18,448,449
Denmark	4,049,449	—	—	4,049,449
Finland	4,239,712	—	—	4,239,712
France	16,927,149	—	—	16,927,149
Germany	16,510,765	33	29,061	16,539,859
Hong Kong	6,038,230	—	6,317	6,044,547
Ireland	1,466,100	—	—	1,466,100
Israel	1,389,949	—	—	1,389,949
Italy	6,598,352	—	1,764	6,600,116
Japan	50,027,006	—	—	50,027,006
Netherlands	6,041,138	—	—	6,041,138
New Zealand	987,950	—	—	987,950
Norway	2,047,874	—	—	2,047,874
Portugal	607,217	—	—	607,217
Singapore	2,444,463	—	6,476	2,450,939
Spain	5,355,057	—	—	5,355,057
Sweden	6,061,942	—	—	6,061,942
Switzerland	12,744,258	—	—	12,744,258
United Kingdom	35,634,604	—	136,302	35,770,906
Preferred Stock	1,152,214	—	—	1,152,214
Money Market Fund	517,449	—	—	517,449
Warrant	299	—	—	299

Total Investments	$216,314,625	$2,884	$213,192	$216,530,701

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$13	$—	$13

Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.69%
Aerospace & Defense–2.28%
AAR	1,552	$58,635
†Aerojet Rocketdyne Holdings	4,324	151,383
†Aerovironment	1,567	84,806
Arconic	14,035	349,191
†Astronics	1,340	39,865
†Astronics Class B	755	22,480
†Axon Enterprise	1,980	44,887
Boeing	3,965	1,007,943
BWX Technologies	3,184	178,368
Cubic	1,722	87,822
Curtiss-Wright	2,571	268,772
†DigitalGlobe	4,137	145,829
†Ducommun	1,095	35,095
†Engility Holdings	2,146	74,423
†Esterline Technologies	1,787	161,098
General Dynamics	2,770	569,457
HEICO	1,213	108,940
HEICO Class A	2,207	168,173
Hexcel	6,480	372,082
Huntington Ingalls Industries	934	211,495
†KeyW Holding	2,189	16,658
†KLX	3,084	163,236
†Kratos Defense & Security Solutions	3,759	49,168
L3 Technologies	1,716	323,346
Lockheed Martin	1,737	538,974
†Mercury Systems	2,137	110,868
†Moog Class A	2,078	173,368
National Presto Industries	380	40,451
Northrop Grumman	1,151	331,166
Orbital ATK	3,328	443,156
Raytheon	2,913	543,508
Rockwell Collins	4,341	567,412
†Sparton	651	15,110
Spirit AeroSystems Holdings Class A	4,652	361,553
†Teledyne Technologies	1,770	281,749
Textron	7,851	423,012
TransDigm Group	397	101,493
Triumph Group	3,348	99,603
United Technologies	14,136	1,640,907
†Vectrus	700	21,588
†Wesco Aircraft Holdings	5,108	48,015

		10,435,085

Air Freight & Logistics–0.69%
†Air Transport Services Group	6,027	146,697
†Atlas Air Worldwide Holdings	1,487	97,845
CH Robinson Worldwide	2,235	170,083
†Echo Global Logistics	1,585	29,877
Expeditors International of Washington	2,494	149,291
FedEx	6,029	1,360,022
Forward Air	1,503	86,017

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Hub Group Class A	2,257	$96,938
†Radiant Logistics	4,220	22,408
United Parcel Service Class B	4,546	545,929
†XPO Logistics	6,749	457,447

		3,162,554

Airlines–0.89%
Alaska Air Group	5,691	434,053
Allegiant Travel	1,038	136,705
American Airlines Group	4,187	198,841
Copa Holdings Class A	1,782	221,912
Delta Air Lines	22,993	1,108,722
†Hawaiian Holdings	4,649	174,570
†JetBlue Airways	18,591	344,491
SkyWest	3,106	136,353
Southwest Airlines	9,962	557,673
†Spirit Airlines	4,963	165,814
†United Continental Holdings	10,021	610,078

		4,089,212

Auto Components–0.99%
Adient	2,525	212,075
†American Axle & Manufacturing Holdings	6,721	118,155
Autoliv	2,860	353,496
BorgWarner	6,550	335,557
Cooper Tire & Rubber	3,493	130,638
†Cooper-Standard Holdings	1,442	167,229
Dana	11,458	320,366
Delphi Automotive	1,895	186,468
†Dorman Products	2,133	152,765
†Fox Factory Holding	2,570	110,767
Gentex	17,716	350,777
†Gentherm	2,279	84,665
Goodyear Tire & Rubber	12,999	432,217
†Horizon Global	1,513	26,689
LCI Industries	2,232	258,577
Lear	3,268	565,625
†Modine Manufacturing	3,332	64,141
†Motorcar Parts of America	986	29,048
Standard Motor Products	2,098	101,229
†Stoneridge	2,301	45,583
Superior Industries International	1,457	24,259
Tenneco	3,635	220,535
Tower International	1,402	38,134
†Visteon	1,837	227,365

		4,556,360

Automobiles–0.78%
Ford Motor	99,921	1,196,054
General Motors	36,321	1,466,642
Harley-Davidson	6,692	322,621
†Tesla	215	73,337

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Thor Industries	3,525	$443,833
Winnebago Industries	2,067	92,498

		3,594,985

Banks–8.94%
1st Source	1,769	89,865
Access National	600	17,196
†Allegiance Bancshares	697	25,650
American National Bankshares	300	12,360
Ameris Bancorp	1,895	90,960
Arrow Financial	605	20,768
Associated Banc-Corp	8,070	195,697
†Atlantic Capital Bancshares	1,167	21,181
Banc of California	2,993	62,105
BancFirst	2,154	122,239
†Bancorp	3,933	32,526
BancorpSouth	5,488	175,890
Bank of America	141,848	3,594,428
Bank of Hawaii	2,642	220,237
Bank of Marin Bancorp	451	30,893
Bank of the Ozarks	6,929	332,938
BankUnited	6,585	234,228
Bankwell Financial Group	404	14,924
Banner	2,275	139,412
Bar Harbor Bankshares	369	11,572
BB&T	13,195	619,373
Berkshire Hills Bancorp	2,242	86,877
Blue Hills Bancorp	1,301	24,979
BOK Financial	2,151	191,611
Boston Private Financial Holdings	5,510	91,191
Bridge Bancorp	778	26,413
Brookline Bancorp	5,712	88,536
Bryn Mawr Bank	1,024	44,851
Camden National	1,270	55,423
Capital Bank Financial	2,219	91,090
Capital City Bank Group	557	13,374
Carolina Financial	545	19,555
Cathay General Bancorp	4,152	166,910
CenterState Bank	3,390	90,852
Central Pacific Financial	1,797	57,827
Central Valley Community Bancorp	650	14,495
Century Bancorp Class A	314	25,151
Chemical Financial	3,467	181,185
CIT Group	5,733	281,204
Citigroup	35,507	2,582,779
Citizens & Northern	430	10,561
Citizens Financial Group	10,744	406,875
City Holding	834	59,973
CNB Financial	584	15,955
CoBiz Financial	2,929	57,526
Columbia Banking System	4,172	175,683
Comerica	3,785	288,644

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Commerce Bancshares	4,596	$265,511
Community Bank System	3,002	165,861
Community Trust Bancorp	1,117	51,941
ConnectOne Bancorp	2,112	51,955
†CU Bancorp	909	35,246
Cullen/Frost Bankers	2,620	248,690
†Customers Bancorp	1,959	63,903
CVB Financial	6,174	149,226
†Eagle Bancorp	1,871	125,451
East West Bancorp	4,363	260,820
Enterprise Bancorp	505	18,337
Enterprise Financial Services	1,930	81,735
†Equity Bancshares Class A	794	28,251
Farmers Capital Bank	466	19,595
Farmers National Banc	405	6,095
†FCB Financial Holdings Class A	2,630	127,029
Fidelity Southern	1,670	39,479
Fifth Third Bancorp	21,045	588,839
Financial Institutions	846	24,365
First Bancorp (Maine)	400	12,124
†First BanCorp (Puerto Rico)	15,480	79,258
First Bancorp (Southern Pines NC)	1,423	48,965
First Bancshares	606	18,271
First Busey	2,523	79,121
First Business Financial Services	400	9,100
First Citizens BancShares Class A	620	231,812
First Commonwealth Financial	5,294	74,804
First Community Bancshares	1,227	35,718
First Connecticut Bancorp	902	24,129
First Financial	910	43,316
First Financial Bancorp	3,923	102,586
First Financial Bankshares	3,198	144,550
†First Foundation	2,148	38,428
First Horizon National	13,555	259,578
First Interstate BancSystem Class A	2,323	88,855
First Merchants	3,124	134,113
First Mid-Illinois Bancshares	301	11,558
First Midwest Bancorp	7,574	177,383
First of Long Island	1,230	37,453
First Republic Bank	3,203	334,585
Flushing Financial	1,741	51,743
FNB	14,994	210,366
†Franklin Financial Network	624	22,246
Fulton Financial	9,122	171,037
German American Bancorp	1,728	65,716
Glacier Bancorp	4,439	167,617
Great Southern Bancorp	880	48,972
Great Western Bancorp	3,428	141,508
†Green Bancorp	2,278	53,875
Guaranty Bancorp	1,516	42,145
Hancock Holding	4,504	218,219
Hanmi Financial	2,236	69,204

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†HarborOne Bancorp	1,053	$19,807
Heartland Financial USA	1,573	77,706
Heritage Commerce	1,727	24,575
Heritage Financial	2,083	61,449
Hilltop Holdings	4,920	127,920
Home BancShares	10,577	266,760
†HomeTrust Bancshares	1,279	32,806
Hope Bancorp	8,233	145,806
Horizon Bancorp	1,191	34,741
Huntington Bancshares	34,499	481,606
IBERIABANK	2,544	208,990
Independent Bank Group	1,234	74,410
Independent Bank/Michigan	608	13,771
Independent Bank/Rockland MA	1,685	125,785
International Bancshares	4,142	166,094
Investors Bancorp	16,174	220,613
JPMorgan Chase & Co.	60,719	5,799,272
KeyCorp	24,375	458,737
Lakeland Bancorp	3,567	72,767
Lakeland Financial	1,247	60,754
LegacyTexas Financial Group	3,057	122,035
Live Oak Bancshares	644	15,102
M&T Bank	2,226	358,475
Macatawa Bank	1,155	11,850
MainSource Financial Group	2,072	74,302
MB Financial	4,103	184,717
Mercantile Bank	1,121	39,123
Midland States Bancorp	993	31,458
MidWestOne Financial Group	606	20,459
MutualFirst Financial	614	23,608
National Bank Holdings Class A	1,689	60,280
†National Commerce	938	40,146
NBT Bancorp	2,905	106,672
†Nicolet Bankshares	569	32,735
Northrim BanCorp	322	11,254
OFG Bancorp	3,457	31,632
Old Line Bancshares	771	21,588
Old National Bancorp	8,874	162,394
†Opus Bank	2,083	49,992
Pacific Continental	830	22,369
†Pacific Premier Bancorp	2,850	107,587
PacWest Bancorp	5,621	283,917
Park National	722	77,969
Park Sterling	4,529	56,250
Peapack Gladstone Financial	901	30,400
Peoples Bancorp	1,224	41,114
People’s United Financial	11,316	205,272
People’s Utah Bancorp	600	19,470
Pinnacle Financial Partners	3,905	261,440
PNC Financial Services Group	7,232	974,657
Popular	5,265	189,224
Preferred Bank	736	44,418

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Prosperity Bancshares	3,450	$226,769
QCR Holdings	440	20,020
Regions Financial	38,330	583,766
Renasant	3,091	132,604
Republic Bancorp Class A	900	35,001
†Republic First Bancorp	1,391	12,867
S&T Bancorp	1,882	74,490
Sandy Spring Bancorp	1,367	56,648
†Seacoast Banking Corp. of Florida	2,229	53,251
ServisFirst Bancshares	2,538	98,601
Sierra Bancorp	878	23,838
†Signature Bank	1,346	172,342
Simmons First National Class A	2,031	117,595
South State	1,916	172,536
Southern National Bancorp of Virginia	801	13,609
Southside Bancshares	1,854	67,411
Southwest Bancorp	899	24,767
State Bank Financial	2,567	73,545
Sterling Bancorp	6,011	148,171
Stock Yards Bancorp	886	33,668
Sun Bancorp	1,066	26,490
SunTrust Banks	7,705	460,528
†SVB Financial Group	1,455	272,216
Synovus Financial	6,754	311,089
TCF Financial	10,469	178,392
†Texas Capital Bancshares	2,530	217,074
Tompkins Financial	757	65,208
Towne Bank	3,684	123,414
TriCo Bancshares	1,330	54,197
†TriState Capital Holdings	1,385	31,717
†Triumph Bancorp	490	15,803
Trustmark	4,566	151,226
UMB Financial	2,248	167,454
Umpqua Holdings	9,892	192,993
Union Bankshares	2,700	95,310
United Bankshares	4,686	174,085
United Community Banks	4,289	122,408
Univest Corp. of Pennsylvania	1,745	55,840
US Bancorp	26,080	1,397,627
Valley National Bancorp	12,810	154,361
†Veritex Holdings	396	10,676
Washington Trust Bancorp	1,005	57,536
Webster Financial	5,124	269,266
Wells Fargo & Co.	78,534	4,331,150
WesBanco	2,603	106,775
West Bancorporation	758	18,495
Westamerica Bancorporation	989	58,885
†Western Alliance Bancorp	5,374	285,252
Wintrust Financial	2,899	227,021
Zions Bancorporation	3,896	183,813

		40,958,724

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.98%
†Boston Beer Class A	853	$133,239
Brown-Forman Class A	428	23,835
Brown-Forman Class B	3,441	186,846
Coca-Cola	30,069	1,353,406
Coca-Cola Bottling Consolidated	632	136,354
Constellation Brands Class A	1,773	353,625
†Craft Brew Alliance	613	10,758
Dr Pepper Snapple Group	2,705	239,311
MGP Ingredients	1,309	79,365
Molson Coors Brewing Class B	8,599	702,022
†Monster Beverage	1,425	78,731
National Beverage	964	119,584
PepsiCo	9,756	1,087,111
†Primo Water	745	8,828

		4,513,015

Biotechnology–1.75%
AbbVie	10,893	967,952
†Achillion Pharmaceuticals	5,034	22,603
†Acorda Therapeutics	2,536	59,976
†Adamas Pharmaceuticals	1,097	23,223
†Akebia Therapeutics	1,002	19,709
†Alexion Pharmaceuticals	1,815	254,626
†Alkermes	638	32,436
†Alnylam Pharmaceuticals	2,140	251,429
†AMAG Pharmaceuticals	1,449	26,734
Amgen	7,509	1,400,053
†Aptevo Therapeutics	1,004	2,299
†Biogen	1,629	510,072
†BioMarin Pharmaceutical	900	83,763
†BioSpecifics Technologies	665	30,936
†Biotime	4,300	12,212
†Bioverativ	2,404	137,196
†Bluebird Bio	1,165	160,013
†Celgene	5,000	729,100
†Celldex Therapeutics	2,682	7,671
†Chimerix	1,691	8,878
†Concert Pharmaceuticals	1,000	14,750
†Eagle Pharmaceuticals	867	51,708
†Emergent BioSolutions	2,719	109,984
†Enanta Pharmaceuticals	866	40,529
†Exact Sciences	631	29,733
†Exelixis	6,236	151,098
†FibroGen	428	23,026
†Five Prime Therapeutics	1,944	79,529
Gilead Sciences	14,622	1,184,674
†Incyte	1,361	158,883
†Insys Therapeutics	1,480	13,142
†Ionis Pharmaceuticals	831	42,132
†Juno Therapeutics	624	27,993
†Karyopharm Therapeutics	1,386	15,218
†Kite Pharma	706	126,946

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Ligand Pharmaceuticals Class B	194	$26,413
†Miragen Therapeutics	700	6,405
†Momenta Pharmaceuticals	2,972	54,982
†Myriad Genetics	3,589	129,850
†Neurocrine Biosciences	1,020	62,506
†NewLink Genetics	196	1,995
†OPKO Health	6,890	47,265
†Otonomy	732	2,379
†PDL BioPharma	8,018	27,181
†Puma Biotechnology	213	25,507
†Regeneron Pharmaceuticals	318	142,184
†Repligen	1,034	39,623
†Retrophin	2,257	56,177
†Seattle Genetics	500	27,205
†Spectrum Pharmaceuticals	3,722	52,369
†TESARO	300	38,730
†United Therapeutics	3,088	361,883
†Vertex Pharmaceuticals	408	62,032
†Xencor	1,202	27,550

		8,002,462

Building Products–0.83%
AAON	2,821	97,254
Advanced Drainage Systems	2,948	59,697
Allegion	1,342	116,043
†American Woodmark	1,539	148,129
AO Smith	1,106	65,730
Apogee Enterprises	1,890	91,211
†Armstrong Flooring	1,730	27,247
†Armstrong World Industries	2,946	150,983
†Builders FirstSource	9,068	163,133
†Continental Building Products	2,885	75,010
†CSW Industrials	803	35,613
Fortune Brands Home & Security	4,246	285,459
†Gibraltar Industries	1,829	56,973
Griffon	2,547	56,543
Insteel Industries	1,555	40,601
Johnson Controls International	13,072	526,671
Lennox International	699	125,100
Masco	3,737	145,780
†Masonite International	1,962	135,770
†NCI Building Systems	5,674	88,514
Owens Corning	5,085	393,325
†Patrick Industries	1,335	112,273
†PGT	5,032	75,228
†Ply Gem Holdings	2,902	49,479
Quanex Building Products	1,644	37,730
Simpson Manufacturing	2,327	114,116
†Trex	1,625	146,364
Universal Forest Products	1,170	114,847
†USG	8,222	268,448

		3,803,271

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets–3.47%
Affiliated Managers Group	1,396	$265,003
Ameriprise Financial	5,070	752,946
Artisan Partners Asset Management Class A	2,502	81,565
Bank of New York Mellon	16,712	886,070
BGC Partners Class A	17,801	257,580
BlackRock	1,974	882,556
CBOE Holdings	2,552	274,672
Charles Schwab	11,701	511,802
CME Group	3,509	476,101
Cohen & Steers	3,600	142,164
†Cowen Class A	1,499	26,682
Diamond Hill Investment Group	308	65,404
†Donnelley Financial Solutions	2,940	63,386
†E*TRADE Financial	8,906	388,391
Eaton Vance	5,821	287,383
Evercore Class A	2,348	188,427
FactSet Research Systems	656	118,152
Federated Investors Class B	8,956	265,993
Financial Engines	2,884	100,219
Franklin Resources	6,758	300,799
GAIN Capital Holdings	2,244	14,339
GAMCO Investors Class A	694	20,653
Goldman Sachs Group	5,850	1,387,561
Greenhill & Co.	1,658	27,523
Houlihan Lokey	1,286	50,321
Interactive Brokers Group	5,883	264,970
Intercontinental Exchange	8,887	610,537
†INTL. FCStone	1,244	47,670
Invesco	13,298	465,962
Investment Technology Group	2,544	56,324
Janus Henderson Group	5,363	186,847
Lazard Class A	7,809	353,123
Legg Mason	4,809	189,042
LPL Financial Holdings	7,981	411,580
MarketAxess Holdings	688	126,943
Moelis & Co. Class A	1,121	48,259
Moody’s	891	124,036
Morgan Stanley	21,704	1,045,482
Morningstar	2,176	184,938
MSCI	1,329	155,360
Nasdaq	4,281	332,077
Northern Trust	4,855	446,320
OM Asset Management	4,990	74,451
Oppenheimer Holdings Class A	765	13,273
Piper Jaffray	673	39,943
PJT Partners Class A	816	31,261
Raymond James Financial	3,602	303,757
S&P Global	1,712	267,603
†Safeguard Scientifics	1,565	20,893
SEI Investments	1,515	92,506
State Street	6,052	578,208

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Stifel Financial	3,341	$178,610
T. Rowe Price Group	9,415	853,470
TD Ameritrade Holding	5,854	285,675
Virtu Financial Class A	1,903	30,829
Virtus Investment Partners	382	44,331
Waddell & Reed Financial Class A	4,887	98,082
Westwood Holdings Group	439	29,532
WisdomTree Investments	5,289	53,842

		15,881,428

Chemicals–2.70%
A Schulman	1,598	54,572
†AdvanSix	2,033	80,812
†AgroFresh Solutions	1,708	12,007
Air Products & Chemicals	2,542	384,401
Albemarle	3,062	417,381
American Vanguard	2,114	48,411
Ashland Global Holdings	3,222	210,687
†Axalta Coating Systems	3,453	99,861
Balchem	1,857	150,956
Cabot	4,349	242,674
Calgon Carbon	3,597	76,976
Celanese Class A	4,608	480,476
CF Industries Holdings	8,601	302,411
Chase	640	71,296
Chemours	3,983	201,580
DowDuPont	29,459	2,039,447
Eastman Chemical	5,577	504,663
Ecolab	1,877	241,401
†Ferro	7,033	156,836
†Flotek Industries	3,167	14,727
FMC	4,040	360,812
FutureFuel	2,591	40,782
†GCP Applied Technologies	4,163	127,804
Hawkins	885	36,108
HB Fuller	3,392	196,940
Huntsman	19,266	528,274
†Ingevity	2,347	146,617
Innophos Holdings	1,429	70,292
Innospec	1,358	83,721
International Flavors & Fragrances	740	105,753
†Intrepid Potash	3,914	17,065
KMG Chemicals	1,210	66,405
†Koppers Holdings	1,060	48,919
†Kraton	2,385	96,449
Kronos Worldwide	4,968	113,419
†LSB Industries	2,413	19,159
LyondellBasell Industries Class A	3,486	345,288
Minerals Technologies	2,235	157,903
Monsanto	1,828	219,031
Mosaic	7,084	152,944
NewMarket	466	198,399

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Olin	9,233	$316,230
†OMNOVA Solutions	3,545	38,818
†Platform Specialty Products	18,605	207,446
PolyOne	6,532	261,476
PPG Industries	3,345	363,468
Praxair	1,892	264,388
Quaker Chemical	833	123,242
Rayonier Advanced Materials	3,769	51,635
RPM International	5,678	291,509
Scotts Miracle-Gro Class A	2,837	276,154
Sensient Technologies	2,225	171,147
Sherwin-Williams	394	141,068
Stepan	1,521	127,247
†Trecora Resources	817	10,866
Tredegar	1,894	34,092
Trinseo	2,479	166,341
Tronox	4,414	93,135
Valvoline	6,722	157,631
Westlake Chemical	2,177	180,887
WR Grace & Co.	2,146	154,834

		12,355,273

Commercial Services & Supplies–1.18%
ABM Industries	2,806	117,038
†ACCO Brands	7,956	94,676
†ARC Document Solutions	3,148	12,875
Brady Class A	2,770	105,121
Brink’s	3,738	314,927
†Casella Waste Systems	2,159	40,589
CECO Environmental	1,187	10,042
Cintas	1,398	201,703
†Civeo	4,304	12,266
†Clean Harbors	3,676	208,429
†Copart	4,256	146,279
Covanta Holding	10,499	155,910
Deluxe	3,759	274,257
Ennis	1,143	22,460
Essendant	1,656	21,810
Healthcare Services Group	1,609	86,838
†Heritage-Crystal Clean	936	20,358
Herman Miller	4,911	176,305
HNI	3,300	136,851
†Hudson Technologies	1,167	9,114
†InnerWorkings	2,700	30,375
Interface Class A	5,000	109,500
KAR Auction Services	10,009	477,830
Kimball International Class B	3,544	70,065
Knoll	4,076	81,520
LSC Communications	2,753	45,452
Matthews International Class A	2,054	127,861
McGrath RentCorp	1,645	71,969
Mobile Mini	2,671	92,016

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
MSA Safety	2,142	$170,310
Multi-Color	1,058	86,703
†NL Industries	2,090	19,123
Pitney Bowes	5,889	82,505
Quad	3,100	70,091
Republic Services	6,256	413,271
Rollins	2,327	107,368
†SP Plus	1,195	47,203
Steelcase Class A	5,307	81,728
†Stericycle	2,597	185,997
†Team	1,744	23,282
Tetra Tech	2,976	138,533
U.S. Ecology	1,083	58,265
UniFirst	728	110,292
Viad	1,421	86,539
VSE	530	30,136
Waste Management	4,643	363,408
West	3,298	77,404

		5,426,594

Communications Equipment–1.60%
ADTRAN	2,819	67,656
†Applied Optoelectronics	1,210	78,251
†Arista Networks	691	131,020
†ARRIS International	10,551	300,598
Black Box	1,723	5,600
Brocade Communications Systems	21,104	252,193
†CalAmp	1,620	37,665
†Calix	2,250	11,363
†Ciena	7,923	174,068
Cisco Systems	91,527	3,078,053
†CommScope Holding	9,089	301,846
Comtech Telecommunications	1,340	27,510
†Digi International	1,498	15,879
†EchoStar Class A	3,105	177,699
†Extreme Networks	5,103	60,675
†F5 Networks	834	100,547
†Finisar	7,062	156,565
†Harmonic	3,856	11,761
Harris	4,850	638,648
†Infinera	7,948	70,499
InterDigital	2,898	213,727
Juniper Networks	8,881	247,158
†Lumentum Holdings	2,231	121,255
Motorola Solutions	1,654	140,375
†NETGEAR	1,744	83,014
†NetScout Systems	4,343	140,496
†Oclaro	7,443	64,233
†Palo Alto Networks	444	63,980
Plantronics	2,355	104,138
†Sonus Networks	3,105	23,753
†Ubiquiti Networks	2,329	130,471

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†ViaSat	2,849	$183,248
†Viavi Solutions	10,641	100,664

		7,314,608

Construction & Engineering–0.61%
†AECOM	7,935	292,087
†Aegion	1,719	40,018
Argan	1,180	79,355
Chicago Bridge & Iron	5,367	90,166
Comfort Systems USA	2,598	92,749
†Dycom Industries	2,560	219,853
EMCOR Group	3,811	264,407
Fluor	4,547	191,429
†Goldfield	1,529	9,633
Granite Construction	2,068	119,841
†Great Lakes Dredge & Dock	5,107	24,769
†IES Holdings	1,179	20,397
Jacobs Engineering Group	3,058	178,190
KBR	7,226	129,201
†MasTec	5,994	278,122
†MYR Group	1,177	34,298
†Northwest Pipe	539	10,252
†NV5 Global	440	24,046
Primoris Services	3,599	105,883
†Quanta Services	8,452	315,851
†Tutor Perini	2,795	79,378
Valmont Industries	1,274	201,419

		2,801,344

Construction Materials–0.27%
Eagle Materials	2,584	275,713
Martin Marietta Materials	1,469	302,952
†Summit Materials Class A	6,417	205,536
†U.S. Concrete	1,122	85,609
United States Lime & Minerals	277	23,268
Vulcan Materials	2,925	349,830

		1,242,908

Consumer Finance–1.33%
Ally Financial	19,868	481,998
American Express	17,204	1,556,274
Capital One Financial	7,850	664,581
†Credit Acceptance	1,148	321,635
Discover Financial Services	9,833	634,032
†Encore Capital Group	1,555	68,887
†Enova International	2,659	35,764
†EZCORP Class A	2,772	26,334
FirstCash	2,903	183,324
†Green Dot Class A	2,915	144,526
†LendingClub	16,586	101,009
Navient	21,662	325,363
Nelnet Class A	1,923	97,111
†OneMain Holdings	6,278	176,977

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†PRA Group	2,993	$85,749
†Regional Management	567	13,727
†Santander Consumer USA Holdings	19,372	297,748
†SLM	27,460	314,966
Synchrony Financial	17,007	528,067
†World Acceptance	395	32,742

		6,090,814

Containers & Packaging–0.87%
AptarGroup	4,565	394,005
Avery Dennison	1,309	128,727
Ball	8,968	370,378
Bemis	6,504	296,387
†Berry Global Group	3,128	177,201
†Crown Holdings	2,329	139,088
Graphic Packaging Holding	26,971	376,245
Greif Class A	1,982	116,026
Greif Class B	536	34,438
International Paper	4,000	227,280
Myers Industries	3,074	64,400
†Owens-Illinois	8,516	214,263
Packaging Corp. of America	2,985	342,320
Sealed Air	3,078	131,492
Silgan Holdings	6,778	199,477
Sonoco Products	6,911	348,660
WestRock	7,171	406,811

		3,967,198

Distributors–0.23%
Core-Mark Holding	2,242	72,058
Genuine Parts	5,733	548,361
†LKQ	7,749	278,886
Pool	1,302	140,837
Weyco Group	507	14,389

		1,054,531

Diversified Consumer Services–0.45%
Adtalem Global Education	4,089	146,591
†American Public Education	1,300	27,365
†Ascent Capital Group Class A	345	4,499
†Bridgepoint Education	2,198	21,101
†Bright Horizons Family Solutions	2,131	183,714
Capella Education	988	69,308
†Career Education	6,090	63,275
Carriage Services	768	19,661
Collectors Universe	466	11,170
Graham Holdings	162	94,786
†Grand Canyon Education	3,284	298,253
H&R Block	5,890	155,967
†Houghton Mifflin Harcourt	7,069	85,181
†K12	2,788	49,738
†Regis	2,095	29,896
Service Corp. International	6,761	233,255

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
†ServiceMaster Global Holdings	5,871	$274,352
†Sotheby’s	2,959	136,439
Strayer Education	800	69,816
†Weight Watchers International	1,972	85,881

		2,060,248

Diversified Financial Services–0.53%
†Berkshire Hathaway Class B	10,489	1,922,843
†FNFV Group	3,264	55,978
Leucadia National	7,755	195,814
Marlin Business Services	729	20,959
NewStar Financial	2,435	28,587
†On Deck Capital	2,037	9,513
Voya Financial	4,414	176,074

		2,409,768

Diversified Telecommunication Services–2.19%
AT&T	170,253	6,668,810
ATN International	873	46,007
CenturyLink	26,010	491,589
†Cincinnati Bell	2,384	47,322
Cogent Communications Holdings	2,252	110,123
Consolidated Communications Holdings	5,782	110,321
Frontier Communications	1,684	19,854
†General Communication Class A	2,677	109,195
†Hawaiian Telcom Holdco	500	14,910
IDT Class B	1,774	24,978
†Iridium Communications	4,205	43,311
†Level 3 Communications	4,870	259,522
†Lumos Networks	1,037	18,583
†ORBCOMM	2,840	29,735
Verizon Communications	37,436	1,852,708
†Vonage Holdings	9,457	76,980
Windstream Holdings	2,822	4,995
†Zayo Group Holdings	3,711	127,733

		10,056,676

Electric Utilities–0.80%
ALLETE	1,303	100,709
Alliant Energy	2,790	115,980
American Electric Power	2,844	199,763
Avangrid	717	34,000
Duke Energy	3,872	324,938
Edison International	1,747	134,816
El Paso Electric	1,899	104,920
Entergy	2,019	154,171
Eversource Energy	3,381	204,348
Exelon	4,912	185,035
FirstEnergy	4,142	127,698
Great Plains Energy	2,778	84,173
Hawaiian Electric Industries	3,350	111,789
IDACORP	1,455	127,938

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
MGE Energy	1,434	$92,636
NextEra Energy	2,606	381,909
OGE Energy	2,074	74,726
Otter Tail	1,714	74,302
PG&E	2,867	195,214
Pinnacle West Capital	1,088	92,001
PNM Resources	2,378	95,833
Portland General Electric	2,134	97,396
PPL	3,451	130,965
Southern	5,454	268,010
Westar Energy	1,044	51,782
Xcel Energy	2,482	117,448

		3,682,500

Electrical Equipment–0.75%
Acuity Brands	763	130,687
Allied Motion Technologies	758	19,208
AMETEK	7,327	483,875
AZZ	1,479	72,027
†Babcock & Wilcox Enterprises	2,436	8,112
Eaton	7,083	543,904
Emerson Electric	6,876	432,088
Encore Wire	1,573	70,431
EnerSys	2,490	172,233
†Generac Holdings	4,872	223,771
General Cable	3,093	58,303
Hubbell	2,390	277,288
LSI Industries	457	3,021
Powell Industries	509	15,265
Preformed Line Products	449	30,218
Regal Beloit	2,707	213,853
Rockwell Automation	1,662	296,185
†Sensata Technologies Holding	6,943	333,750
†Sunrun	1,518	8,425
†Thermon Group Holdings	1,338	24,071
†Vicor	1,194	28,178

		3,444,893

Electronic Equipment, Instruments & Components–1.97%
Amphenol Class A	2,484	210,246
†Anixter International	2,020	171,700
†Arrow Electronics	3,850	309,579
Avnet	6,028	236,900
AVX	7,956	145,038
Badger Meter	1,828	89,572
Bel Fuse Class B	100	3,120
Belden	2,615	210,586
†Benchmark Electronics	3,326	113,583
CDW	2,461	162,426
Cognex	2,283	251,769
†Coherent	1,139	267,859
†Control4	614	18,088

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	15,126	$452,570
CTS	2,254	54,321
Daktronics	2,615	27,641
Dolby Laboratories Class A	3,327	191,369
†Electro Scientific Industries	460	6,403
†ePlus	1,064	98,367
†Fabrinet	2,165	80,235
†FARO Technologies	954	36,491
†Fitbit Class A	1,208	8,408
†Flex	20,706	343,098
FLIR Systems	8,077	314,276
†II-VI	3,265	134,355
†Insight Enterprises	3,069	140,928
†IPG Photonics	2,284	422,677
†Itron	2,143	165,975
Jabil	13,360	381,428
†KEMET	3,824	80,801
†Keysight Technologies	6,402	266,707
†Kimball Electronics	1,755	37,996
†Knowles	5,086	77,663
Littelfuse	903	176,880
Mesa Laboratories	195	29,117
Methode Electronics	2,434	103,080
MTS Systems	843	45,058
National Instruments	5,162	217,682
†Novanta	1,849	80,616
†OSI Systems	916	83,695
Park Electrochemical	1,422	26,307
PC Connection	1,762	49,671
†PCM	468	6,552
†Plexus	2,055	115,244
†Rogers	1,055	140,610
†Sanmina	4,462	165,763
†ScanSource	1,522	66,435
SYNNEX	2,512	317,793
Systemax	1,538	40,649
TE Connectivity	7,604	631,588
†Tech Data	2,372	210,752
†Trimble	5,235	205,474
†TTM Technologies	7,111	109,296
Universal Display	968	124,727
†VeriFone Systems	5,436	110,242
Vishay Intertechnology	8,859	166,549
†Zebra Technologies	2,662	289,040

		9,024,995

Energy Equipment & Services–1.03%
Archrock	6,266	78,638
†Atwood Oceanics	5,615	52,725
Baker Hughes	3,689	135,091
Bristow Group	2,547	23,814
†CARBO Ceramics	560	4,833

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Core Laboratories	1,387	$136,897
†Diamond Offshore Drilling	5,355	77,647
†Dril-Quip	2,531	111,744
Ensco Class A	16,853	100,612
†Era Group	1,340	14,995
†Exterran	3,133	99,034
†Forum Energy Technologies	6,039	96,020
Frank’s International	3,834	29,598
†Geospace Technologies	1,182	21,063
Halliburton	4,635	213,349
†Helix Energy Solutions Group	9,439	69,754
Helmerich & Payne	2,373	123,657
†Hornbeck Offshore Services	1,588	6,416
†ION Geophysical	332	3,157
†Matrix Service	1,451	22,055
†McDermott International	16,513	120,050
Nabors Industries	15,348	123,858
National Oilwell Varco	8,228	293,986
†Natural Gas Services Group	679	19,284
†Newpark Resources	6,448	64,480
†Noble	14,315	65,849
Oceaneering International	5,893	154,809
†Oil States International	2,950	74,783
†Parker Drilling	2,258	2,484
Patterson-UTI Energy	8,986	188,167
†PHI	903	10,619
†Pioneer Energy Services	5,840	14,892
†Rowan	7,100	91,235
RPC	2,861	70,924
Schlumberger	14,597	1,018,287
†SEACOR Holdings	1,038	47,862
†SEACOR Marine Holdings	1,043	16,313
†Superior Energy Services	9,123	97,434
†TechnipFMC	7,143	199,433
†Tesco	2,570	14,007
†TETRA Technologies	3,841	10,985
†Transocean	19,921	214,350
U.S. Silica Holdings	3,541	110,019
†Unit	3,218	66,226
†Weatherford International	46,413	212,572

		4,724,007

Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	3,201	148,302

		148,302

Food & Staples Retailing–1.90%
Andersons	1,719	58,876
Casey’s General Stores	2,657	290,809
†Chefs’ Warehouse	1,611	31,092
Costco Wholesale	3,849	632,352
CVS Health	20,877	1,697,718

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Ingles Markets Class A	1,007	$25,880
Kroger	19,836	397,910
†Natural Grocers by Vitamin Cottage	985	5,496
†Performance Food Group	5,384	152,098
PriceSmart	1,613	143,960
†Rite Aid	12,700	24,892
†Smart & Final Stores	2,200	17,270
SpartanNash	2,365	62,365
†Sprouts Farmers Market	9,046	169,793
†SUPERVALU	2,704	58,812
Sysco	3,283	177,118
†United Natural Foods	3,051	126,891
†US Foods Holding	1,631	43,548
Village Super Market Class A	310	7,669
Walgreens Boots Alliance	17,584	1,357,836
Wal-Mart Stores	40,446	3,160,450
Weis Markets	1,415	61,553

		8,704,388

Food Products–1.77%
Alico	310	10,587
Archer-Daniels-Midland	6,427	273,212
B&G Foods Class A	4,796	152,753
†Blue Buffalo Pet Products	6,135	173,927
Bunge	4,968	345,077
Calavo Growers	882	64,562
†Cal-Maine Foods	2,580	106,038
Campbell Soup	4,619	216,262
Conagra Brands	12,138	409,536
†Darling Ingredients	10,334	181,052
Dean Foods	6,682	72,700
†Farmer Brothers	1,079	35,445
Flowers Foods	13,177	247,859
Fresh Del Monte Produce	3,101	140,971
General Mills	4,722	244,411
†Hain Celestial Group	4,249	174,846
Hershey	945	103,166
Hormel Foods	13,860	445,460
†Hostess Brands	6,141	83,886
Ingredion	2,517	303,651
J&J Snack Foods	1,165	152,965
JM Smucker	2,861	300,205
John B Sanfilippo & Son	672	45,232
Kellogg	1,742	108,649
Kraft Heinz	6,998	542,695
Lamb Weston Holdings	1,825	85,574
Lancaster Colony	1,006	120,841
†Landec	2,083	26,975
†Lifeway Foods	699	6,221
Limoneira	992	22,985
McCormick & Co.	1,484	152,318
Mondelez International	14,441	587,171

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Omega Protein	1,390	$23,143
†Pilgrim’s Pride	5,264	149,550
Pinnacle Foods	3,750	214,387
†Post Holdings	4,397	388,123
Sanderson Farms	1,422	229,681
Seaboard	59	265,795
†Seneca Foods Class A	364	12,558
Snyder’s-Lance	4,775	182,119
Tootsie Roll Industries	1,420	53,960
†TreeHouse Foods	2,599	176,030
Tyson Foods Class A	6,506	458,348

		8,090,926

Gas Utilities–0.24%
Atmos Energy	1,323	110,920
Chesapeake Utilities	620	48,515
National Fuel Gas	2,570	145,488
New Jersey Resources	2,264	95,428
Northwest Natural Gas	1,438	92,607
ONE Gas	1,574	115,909
South Jersey Industries	2,141	73,929
Southwest Gas Holdings	1,094	84,916
Spire	954	71,216
UGI	3,296	154,451
WGL Holdings	1,065	89,673

		1,083,052

Health Care Equipment & Supplies–2.33%
Abaxis	1,053	47,016
Abbott Laboratories	22,674	1,209,909
†ABIOMED	714	120,380
†Accuray	2,299	9,196
†Alere	3,613	184,227
†Align Technology	787	146,594
Analogic	778	65,157
†AngioDynamics	2,264	38,692
†Anika Therapeutics	1,049	60,842
Atrion	84	56,448
Baxter International	7,371	462,530
Becton Dickinson & Co.	1,412	276,681
†Boston Scientific	6,822	198,998
Cantel Medical	1,223	115,170
CONMED	1,227	64,381
Cooper	1,149	272,439
CR Bard	1,065	341,333
†CryoLife	1,100	24,970
Danaher	8,609	738,480
DENTSPLY SIRONA	4,498	269,025
†DexCom	500	24,463
†Edwards Lifesciences	716	78,266
†Exactech	800	26,360
†Globus Medical	5,049	150,056

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Haemonetics	2,807	$125,950
†Halyard Health	3,269	147,203
†Heska	416	36,645
Hill-Rom Holdings	4,464	330,336
†Hologic	11,528	422,962
†ICU Medical	1,021	189,753
†IDEXX Laboratories	1,272	197,783
†Inogen	544	51,734
†Integer Holdings	2,485	127,108
†Integra LifeSciences Holdings	3,098	156,387
†Intuitive Surgical	124	129,689
Invacare	2,243	35,327
†Lantheus Holdings	2,024	36,027
LeMaitre Vascular	1,009	37,757
†LivaNova	1,214	85,053
†Masimo	1,668	144,382
Medtronic	14,615	1,136,609
Meridian Bioscience	2,980	42,614
†Merit Medical Systems	2,673	113,202
†Natus Medical	1,650	61,875
†Neogen	1,118	86,600
†NuVasive	2,105	116,743
†Nuvectra	338	4,482
†OraSure Technologies	3,072	69,120
†Orthofix International	948	44,793
†Quidel	1,563	68,553
ResMed	1,486	114,363
†RTI Surgical	2,100	9,555
†SeaSpine Holdings	660	7,405
STERIS	3,579	316,384
Stryker	1,836	260,749
†Surmodics	576	17,856
Teleflex	866	209,546
Utah Medical Products	304	22,359
†Varex Imaging	2,170	73,433
†Varian Medical Systems	2,072	207,324
West Pharmaceutical Services	873	84,035
Zimmer Biomet Holdings	3,063	358,647

		10,661,956

Health Care Providers & Services–3.24%
†Acadia Healthcare	5,585	266,740
Aceto	1,439	16,160
†Addus HomeCare	433	15,285
Aetna	4,873	774,856
†Almost Family	856	45,967
†Amedisys	1,799	100,672
AmerisourceBergen	3,169	262,235
†AMN Healthcare Services	4,312	197,058
Anthem	4,347	825,408
†BioScrip	3,413	9,386
†BioTelemetry	1,656	54,648

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living	11,337	$120,172
†Capital Senior Living	1,634	20,507
Cardinal Health	4,972	332,726
†Centene	4,553	440,594
Chemed	949	191,745
Cigna	4,709	880,300
†Civitas Solutions	2,257	41,642
†Community Health Systems	5,888	45,220
†CorVel	1,234	67,130
†Cross Country Healthcare	2,183	31,064
†DaVita	8,004	475,358
†Diplomat Pharmacy	2,267	46,950
Ensign Group	2,803	63,320
†Envision Healthcare	3,981	178,946
†Express Scripts Holding	15,729	995,960
†Five Star Senior Living	461	715
†Hanger	1,874	20,595
†HCA Healthcare	1,747	139,044
†HealthEquity	1,480	74,858
HealthSouth	6,942	321,762
†Henry Schein	3,718	304,839
Humana	3,299	803,735
Kindred Healthcare	6,921	47,063
†Laboratory Corp. of America Holdings	3,195	482,349
Landauer	434	29,208
†LHC Group	1,107	78,508
†LifePoint Health	2,947	170,631
†Magellan Health	1,562	134,801
McKesson	2,823	433,641
†MEDNAX	3,444	148,505
†Molina Healthcare	3,472	238,735
National HealthCare	926	57,940
National Research Class A	927	34,948
Owens & Minor	4,089	119,399
Patterson	6,302	243,572
†PharMerica	2,450	71,785
†Premier Class A	3,076	100,185
†Providence Service	766	41,425
Quest Diagnostics	4,224	395,535
†Quorum Health	1,472	7,625
†R1 RCM	7,927	29,409
†RadNet	3,391	39,166
†Select Medical Holdings	9,910	190,272
†Surgery Partners	1,621	16,777
†Tenet Healthcare	7,697	126,462
†Tivity Health	3,037	123,910
†Triple-S Management Class B	1,017	24,083
U.S. Physical Therapy	663	40,741
UnitedHealth Group	12,832	2,513,147
Universal Health Services Class B	3,346	371,205

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	2,253	$386,930

		14,863,554

Health Care Technology–0.25%
†Allscripts Healthcare Solutions	12,779	181,845
†athenahealth	1,156	143,760
†Cerner	5,503	392,474
Computer Programs & Systems	313	9,249
†Cotiviti Holdings	1,108	39,866
†Evolent Health Class A	1,283	22,837
†HealthStream	1,113	26,011
†HMS Holdings	3,921	77,871
†Medidata Solutions	448	34,971
†Omnicell	2,195	112,055
†Quality Systems	2,697	42,424
†Veeva Systems Class A	886	49,979

		1,133,342

Hotels, Restaurants & Leisure–2.21%
Aramark	11,545	468,842
BBX Capital	3,715	27,380
†Belmond Class A	6,085	83,060
†Biglari Holdings	51	16,998
†BJ’s Restaurants	1,462	44,518
Bloomin’ Brands	6,385	112,376
Bob Evans Farms	1,324	102,623
†Bojangles’	3,222	43,497
Boyd Gaming	3,072	80,026
†Bravo Brio Restaurant Group	1,400	3,185
Brinker International	2,294	73,087
†Buffalo Wild Wings	1,127	119,124
Carnival	5,447	351,713
†Carrols Restaurant Group	3,714	40,483
Cheesecake Factory	3,510	147,841
†Chipotle Mexican Grill	288	88,655
Choice Hotels International	1,757	112,272
Churchill Downs	487	100,419
†Chuy’s Holdings	1,208	25,428
Cracker Barrel Old Country Store	1,206	182,854
Darden Restaurants	3,948	311,023
†Dave & Buster’s Entertainment	3,378	177,277
†Del Frisco’s Restaurant Group	884	12,862
†Del Taco Restaurants	1,259	19,313
†Denny’s	3,309	41,197
DineEquity	1,438	61,805
Domino’s Pizza	603	119,726
Dunkin’ Brands Group	2,451	130,099
†El Pollo Loco Holdings	2,025	24,604
†Eldorado Resorts	1,215	31,165
†Fiesta Restaurant Group	1,638	31,122
†Habit Restaurants Class A	628	8,195
†Hilton Grand Vacations	3,285	126,900

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	3,736	$259,465
†Hyatt Hotels Class A	1,582	97,752
ILG	7,286	194,755
International Game Technology	8,417	206,637
Jack in the Box	968	98,659
†La Quinta Holdings	7,832	137,060
Las Vegas Sands	3,696	237,135
†Lindblad Expeditions Holdings	1,042	11,149
Marcus	1,216	33,683
Marriott International Class A	2,572	283,589
Marriott Vacations Worldwide	1,828	227,641
McDonald’s	4,575	716,811
MGM Resorts International	17,547	571,857
†Norwegian Cruise Line Holdings	7,010	378,891
Papa John’s International	1,423	103,979
†Papa Murphy’s Holdings	207	1,232
†Penn National Gaming	2,255	52,744
†Pinnacle Entertainment	835	17,794
Planet Fitness Class A	3,422	92,326
†Playa Hotels & Resorts	4,336	45,224
†Potbelly	1,460	18,104
†Red Robin Gourmet Burgers	958	64,186
Red Rock Resorts Class A	3,460	80,134
Royal Caribbean Cruises	5,753	681,961
†Ruby Tuesday	2,748	5,881
Ruth’s Hospitality Group	4,201	88,011
†Scientific Games Class A	3,331	152,726
SeaWorld Entertainment	6,046	78,538
†Shake Shack Class A	500	16,615
Six Flags Entertainment	2,634	160,516
Sonic	1,631	41,509
Speedway Motorsports	3,631	77,340
Starbucks	9,184	493,273
Texas Roadhouse	3,405	167,322
Vail Resorts	651	148,506
Wendy’s	13,624	211,581
Wingstop	900	29,925
Wyndham Worldwide	2,178	229,583
Wynn Resorts	948	141,176
Yum Brands	2,149	158,188

		10,133,127

Household Durables–1.13%
†AV Homes	1,200	20,580
Bassett Furniture Industries	722	27,219
†Beazer Homes USA	1,576	29,534
CalAtlantic Group	6,777	248,242
†Cavco Industries	502	74,070
†Century Communities	1,715	42,361
CSS Industries	543	15,649
DR Horton	9,540	380,932
Ethan Allen Interiors	1,870	60,588

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Flexsteel Industries	419	$21,243
Garmin	4,366	235,633
†GoPro	2,100	23,121
†Green Brick Partners	3,200	31,680
†Helen of Troy	1,362	131,978
Hooker Furniture	602	28,745
†Hovnanian Enterprises Class A	5,034	9,716
†Installed Building Products	1,531	99,209
†iRobot	1,320	101,719
KB Home	4,086	98,554
La-Z-Boy	3,341	89,873
Leggett & Platt	2,057	98,181
Lennar	6,297	332,482
Lennar Class B	300	13,524
Libbey	1,451	13,436
Lifetime Brands	785	14,365
†M/I Homes	1,091	29,162
MDC Holdings	3,075	102,121
†Meritage Homes	2,325	103,230
†Mohawk Industries	2,313	572,491
NACCO Industries Class A	326	27,971
Newell Brands	4,058	173,155
†NVR	36	102,780
†PICO Holdings	1,481	24,733
PulteGroup	10,201	278,793
†Taylor Morrison Home Class A	4,320	95,256
†Tempur Sealy International	2,133	137,621
Toll Brothers	7,489	310,569
†TopBuild	2,248	146,502
†TRI Pointe Group	8,843	122,122
Tupperware Brands	1,621	100,210
†Universal Electronics	767	48,628
Whirlpool	2,778	512,374
†William Lyon Homes Class A	1,617	37,175
†ZAGG	980	15,435

		5,182,962

Household Products–0.87%
†Central Garden & Pet	894	34,723
†Central Garden & Pet Class A	2,897	107,739
Church & Dwight	3,166	153,393
Clorox	1,891	249,442
Colgate-Palmolive	4,673	340,428
Energizer Holdings	1,824	83,995
†HRG Group	9,517	148,560
Kimberly-Clark	2,042	240,303
Oil-Dri Corp. of America	282	13,798
Orchids Paper Products	536	7,547
Procter & Gamble	26,064	2,371,303
Spectrum Brands Holdings	1,217	128,905
WD-40	775	86,723

		3,966,859

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers–0.32%
AES	8,502	$93,692
†Atlantic Power	7,500	18,375
Atlantica Yield	3,885	76,535
†Calpine	23,698	349,545
†Dynegy	7,740	75,775
NRG Energy	20,061	513,361
NRG Yield Class A	911	17,282
NRG Yield Class C	2,451	47,304
Ormat Technologies	2,822	172,283
Pattern Energy Group	3,677	88,616

		1,452,768

Industrial Conglomerates–1.01%
3M	4,316	905,928
Carlisle	1,683	168,788
General Electric	85,117	2,058,129
Honeywell International	8,113	1,149,937
Raven Industries	1,213	39,301
Roper Technologies	1,343	326,886

		4,648,969

Insurance–3.87%
Aflac	6,300	512,757
†Alleghany	332	183,931
Allstate	5,966	548,335
†Ambac Financial Group	2,234	38,559
American Equity Investment Life
Holding	5,666	164,767
American Financial Group	2,684	277,660
American International Group	10,777	661,600
American National Insurance	950	112,176
AMERISAFE	1,181	68,734
AmTrust Financial Services	11,446	154,063
Aon	1,931	282,119
†Arch Capital Group	3,794	373,709
Argo Group International Holdings	1,815	111,623
Arthur J. Gallagher & Co.	4,018	247,308
Aspen Insurance Holdings	3,063	123,745
Assurant	3,432	327,825
Assured Guaranty	7,548	284,937
Axis Capital Holdings	4,046	231,876
Baldwin & Lyons Class B	771	17,386
†Brighthouse Financial	918	55,814
Brown & Brown	6,063	292,176
Chubb	5,541	789,870
Cincinnati Financial	3,498	267,842
CNA Financial	800	40,200
CNO Financial Group	6,176	144,148
Crawford & Co. Class A	1,300	12,454
Crawford & Co. Class B	1,314	15,715
Donegal Group Class A	996	16,065
EMC Insurance Group	1,480	41,662

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Employers Holdings	2,070	$94,081
†Enstar Group	875	194,556
Erie Indemnity Class A	810	97,662
Everest Re Group	1,159	264,704
FBL Financial Group Class A	1,968	146,616
Federated National Holding	630	9,834
Fidelity & Guaranty Life	1,767	54,865
First American Financial	6,407	320,158
FNF Group	4,642	220,309
†Genworth Financial	22,919	88,238
†Global Indemnity	541	22,938
†Greenlight Capital Re Class A	1,907	41,287
†Hallmark Financial Services	1,100	12,771
Hanover Insurance Group	2,039	197,640
Hartford Financial Services Group	9,984	553,413
HCI Group	887	33,928
Heritage Insurance Holdings	1,522	20,106
Horace Mann Educators	2,504	98,532
Independence Holding	654	16,513
Infinity Property & Casualty	768	72,346
Investors Title	124	22,205
James River Group Holdings	1,709	70,889
Kemper	3,094	163,982
Loews	7,240	346,506
Maiden Holdings	5,121	40,712
†Markel	259	276,607
Marsh & McLennan	4,021	337,000
†MBIA	8,307	72,271
Mercury General	2,761	156,521
MetLife	10,102	524,799
National General Holdings	6,472	123,680
National Western Life Group Class A	202	70,498
Navigators Group	2,245	130,996
Old Republic International	15,592	307,006
Primerica	3,375	275,231
Principal Financial Group	9,145	588,389
ProAssurance	2,516	137,499
Progressive	9,293	449,967
Prudential Financial	4,695	499,172
Reinsurance Group of America	1,996	278,502
RenaissanceRe Holdings	2,040	275,686
RLI	2,013	115,466
Safety Insurance Group	893	68,136
Selective Insurance Group	3,458	186,213
State Auto Financial	2,262	59,332
State National	2,067	43,386
Stewart Information Services	1,222	46,143
†Third Point Reinsurance	4,097	63,913
Torchmark	3,599	288,244
Travelers	7,508	919,880
United Fire Group	1,596	73,129
United Insurance Holdings	739	12,046

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings	1,971	$45,333
Unum Group	7,016	358,728
Validus Holdings	4,136	203,533
White Mountains Insurance Group	255	218,535
Willis Towers Watson	2,851	439,710
†WMIH	7,240	6,878
WR Berkley	3,949	263,556
XL Group	5,561	219,381

		17,739,213

Internet & Direct Marketing Retail–1.14%
†1-800-Flowers.com Class A	2,100	20,685
†Amazon.com	3,028	2,910,968
†Duluth Holdings Class B	753	15,278
Expedia	2,455	353,373
†FTD	1,699	22,155
†Groupon	4,838	25,158
HSN	2,294	89,581
†Liberty Expedia Holdings Class A	200	10,622
†Liberty Interactive Corp. QVC Group Class A	16,175	381,245
†Liberty TripAdvisor Holdings Class A	3,875	47,856
†Liberty Ventures Class A	4,378	251,954
†Netflix	1,027	186,246
Nutrisystem	1,618	90,446
†Overstock.com	1,526	45,322
PetMed Express	1,442	47,802
†Priceline Group	276	505,306
†Shutterfly	1,832	88,815
†TripAdvisor	2,250	91,193
†Wayfair Class A	460	31,004

		5,215,009

Internet Software & Services–2.32%
†Actua	2,754	42,136
†Akamai Technologies	5,089	247,936
†Alphabet Class A	2,455	2,354,615
†Alphabet Class C	2,304	2,243,451
†Angie’s List	1,639	20,422
†Bankrate	2,961	41,306
†Bazaarvoice	2,600	12,870
†Blucora	3,219	81,441
†Carbonite	1,257	27,654
†Cars.com	5,057	134,567
†Cimpress	915	89,359
†CommerceHub Class A	1,242	28,032
†CommerceHub Class C	100	2,135
†comScore	172	4,945
†CoStar Group	508	136,271
†DHI Group	3,155	8,203
†eBay	14,091	541,940

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Endurance International Group Holdings	5,923	$48,569
†Envestnet	932	47,532
†Facebook Class A	14,097	2,408,754
†GoDaddy Class A	1,642	71,443
†GrubHub	3,321	174,884
†GTT Communications	2,765	87,512
†InterActiveCorp	3,174	373,199
†Internap	2,706	11,771
j2 Global	3,193	235,899
†Limelight Networks	3,333	13,232
†Liquidity Services	1,758	10,372
LogMeIn	2,375	261,369
†Match Group	1,211	28,083
†Meet Group	1,889	6,876
NIC	3,826	65,616
†QuinStreet	4,100	30,135
Reis	689	12,402
†Shutterstock	791	26,332
†Stamps.com	437	88,558
†TechTarget	112	1,337
†Twitter	10,043	169,425
†VeriSign	951	101,177
†Web.com Group	4,370	109,250
†XO Group	950	18,687
†Yelp	1,016	43,993
†Zillow Group	1,031	41,395
†Zillow Group Class C	2,736	110,015

		10,615,100

IT Services–3.16%
Accenture Class A	4,051	547,169
†Acxiom	3,387	83,456
Alliance Data Systems	877	194,299
Amdocs	3,215	206,789
Automatic Data Processing	2,954	322,931
†Black Knight Financial Services Class A	843	36,291
†Blackhawk Network Holdings Class A	2,741	120,056
Booz Allen Hamilton Holding	4,772	178,425
Broadridge Financial Solutions	1,674	135,293
†CACI International Class A	1,559	217,247
†Cardtronics Class A	4,145	95,376
Cass Information Systems	511	32,418
Cognizant Technology Solutions Class A	11,277	818,034
†Conduent	8,881	139,165
Convergys	5,654	146,382
†CoreLogic	5,633	260,357
CSG Systems International	2,367	94,917
CSRA	5,233	168,869
DST Systems	3,752	205,910

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
DXC Technology	8,109	$696,401
†EPAM Systems	1,438	126,443
†Euronet Worldwide	2,534	240,198
†Everi Holdings	5,686	43,157
†ExlService Holdings	1,736	101,244
Fidelity National Information Services	6,324	590,598
†First Data	5,778	104,235
†Fiserv	1,384	178,481
†FleetCor Technologies	2,663	412,152
Forrester Research	1,302	54,489
†Gartner	1,093	135,980
Genpact	11,702	336,433
Global Payments	3,687	350,376
Hackett Group	2,748	41,742
International Business Machines	8,373	1,214,755
Jack Henry & Associates	1,095	112,555
Leidos Holdings	4,371	258,851
†Luxoft Holding	954	45,601
ManTech International Class A	2,055	90,728
Mastercard Class A	6,121	864,285
MAXIMUS	2,917	188,146
†MoneyGram International	2,316	37,311
Paychex	1,970	118,121
†PayPal Holdings	12,967	830,277
†Perficient	2,585	50,847
†PFSweb	867	7,239
†Planet Payment	2,351	10,086
Sabre	5,029	91,025
Science Applications International	2,057	137,510
†Sykes Enterprises	2,744	80,015
Syntel	2,786	54,745
TeleTech Holdings	3,257	135,980
†Teradata	8,098	273,631
Total System Services	6,264	410,292
Travelport Worldwide	6,166	96,806
†Unisys	1,659	14,101
†Vantiv Class A	2,171	152,990
†Virtusa	1,810	68,382
Visa Class A	12,957	1,363,595
Western Union	6,598	126,682
†WEX	2,248	252,271

		14,502,140

Leisure Products–0.27%
†American Outdoor Brands	3,929	59,917
Brunswick	4,960	277,611
Callaway Golf	5,764	83,175
Hasbro	1,500	146,505
Johnson Outdoors Class A	435	31,877
†Malibu Boats Class A	1,236	39,107
Marine Products	2,133	34,235
Mattel	4,612	71,394

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
†Nautilus	3,253	$54,976
Polaris Industries	2,948	308,449
Sturm Ruger & Co.	863	44,617
†Vista Outdoor	3,177	72,880

		1,224,743

Life Sciences Tools & Services–0.98%
Agilent Technologies	7,384	474,053
†Bio-Rad Laboratories Class A	638	141,776
Bio-Techne	1,431	172,994
Bruker	5,417	161,156
†Cambrex	2,850	156,750
†Charles River Laboratories International	1,968	212,583
†Enzo Biochem	4,048	42,383
†Illumina	736	146,611
†INC Research Holdings Class A	3,918	204,911
Luminex	1,878	38,180
†Mettler-Toledo International	504	315,585
†NeoGenomics	2,833	31,531
†PAREXEL International	2,122	186,906
PerkinElmer	2,771	191,116
†PRA Health Sciences	2,024	154,168
†Quintiles IMS Holdings	2,911	276,749
Thermo Fisher Scientific	6,135	1,160,742
†VWR	8,350	276,469
†Waters	738	132,486

		4,477,149

Machinery–3.20%
Actuant Class A	3,237	82,867
AGCO	4,610	340,080
Alamo Group	601	64,529
Albany International	1,841	105,673
Allison Transmission Holdings	7,346	275,695
Altra Industrial Motion	1,931	92,881
American Railcar Industries	879	33,929
Astec Industries	1,382	77,406
Barnes Group	3,140	221,182
Briggs & Stratton	1,714	40,279
Caterpillar	7,594	947,048
†Chart Industries	1,938	76,028
CIRCOR International	730	39,734
†Colfax	6,044	251,672
Columbus McKinnon	1,631	61,766
†Commercial Vehicle Group	2,148	15,788
Crane	2,738	219,013
Cummins	2,644	444,271
Deere & Co.	2,726	342,358
Donaldson	5,152	236,683
Douglas Dynamics	2,086	82,188
Dover	4,722	431,544

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
EnPro Industries	1,230	$99,052
ESCO Technologies	1,266	75,897
Federal Signal	4,063	86,461
Flowserve	3,617	154,048
Fortive	1,508	106,751
Franklin Electric	2,303	103,290
Global Brass & Copper Holdings	1,960	66,248
Gorman-Rupp	1,446	47,096
Graco	2,000	247,380
Greenbrier	1,266	60,958
†Harsco	8,374	175,017
Hillenbrand	5,874	228,205
Hurco	300	12,480
Hyster-Yale Materials Handling	834	63,751
IDEX	2,318	281,567
Illinois Tool Works	2,173	321,517
Ingersoll-Rand	5,576	497,212
ITT	5,656	250,391
John Bean Technologies	1,239	125,263
Kadant	799	78,741
Kennametal	4,558	183,870
LB Foster Class A	762	17,335
Lincoln Electric Holdings	2,449	224,524
Lindsay	431	39,609
†Lydall	1,558	89,273
†Manitowoc	9,983	89,847
†Meritor	4,351	113,170
†Middleby	1,544	197,894
†Milacron Holdings	4,151	69,986
Miller Industries	637	17,804
Mueller Industries	4,023	140,604
Mueller Water Products Class A	10,139	129,779
†Navistar International	3,715	163,720
NN	1,515	43,935
Nordson	977	115,775
Omega Flex	460	33,046
Oshkosh	4,312	355,912
PACCAR	8,001	578,792
Parker-Hannifin	2,142	374,893
Park-Ohio Holdings	841	38,350
Pentair	3,906	265,452
†Proto Labs	1,289	103,507
†RBC Bearings	1,262	157,939
†Rexnord	6,889	175,049
Snap-on	1,689	251,678
Spartan Motors	2,371	26,200
†SPX	2,348	68,890
†SPX FLOW	2,588	99,793
Standex International	693	73,597
Stanley Black & Decker	3,832	578,517
Sun Hydraulics	1,373	74,142
Tennant	1,073	71,033

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Terex	4,799	$216,051
Timken	4,140	200,997
Titan International	2,511	25,487
Toro	2,244	139,263
†TriMas	2,338	63,126
Trinity Industries	9,556	304,836
Wabash National	3,859	88,062
†WABCO Holdings	640	94,720
Wabtec	3,262	247,097
Watts Water Technologies Class A	1,597	110,512
†Welbilt	5,383	124,078
Woodward	3,381	262,399
Xylem	4,173	261,355

		14,665,837

Marine–0.07%
Costamare	3,032	18,738
†Kirby	2,999	197,784
Matson	3,187	89,810

		306,332

Media–3.62%
AMC Entertainment Holdings	3,569	52,464
†AMC Networks Class A	1,731	101,212
Cable One	299	215,914
CBS Class B	3,643	211,294
†Central European Media Enterprises Class A	4,800	19,440
†Charter Communications Class A	4,462	1,621,580
Cinemark Holdings	8,197	296,813
Comcast Class A	118,734	4,568,884
†Discovery Communications Class A	5,913	125,888
†Discovery Communications Class C	8,901	180,334
†DISH Network Class A	2,000	108,460
Entercom Communications Class A	1,617	18,515
Entravision Communications Class A	4,034	22,994
†EW Scripps Class A	3,871	73,975
Gannett	6,705	60,345
†Global Eagle Entertainment	248	848
†Gray Television	4,357	68,405
†IMAX	3,030	68,629
Interpublic Group	18,208	378,544
John Wiley & Sons Class A	2,920	156,220
†Liberty Broadband Class A	589	55,472
†Liberty Broadband Class C	3,273	311,917
†Liberty Media-Liberty Braves Class A	161	4,085
†Liberty Media-Liberty Braves Class C	328	8,289
†Liberty Media-Liberty Formula One Class A	404	14,742
†Liberty Media-Liberty Formula One Class C	820	31,234

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class A	1,616	$67,710
†Liberty Media-Liberty SiriusXM Class C	3,281	137,375
†Lions Gate Entertainment Class A	4,171	139,520
†Lions Gate Entertainment Class B	5,657	179,836
†Live Nation Entertainment	4,799	208,996
†Madison Square Garden Class A	1,022	218,810
Meredith	2,605	144,577
†MSG Networks	2,905	61,586
National CineMedia	3,142	21,931
New Media Investment Group	3,310	48,955
New York Times Class A	8,928	174,989
News Class A	10,423	138,209
News Class B	6,359	86,800
Nexstar Media Group Class A	3,381	210,636
Omnicom Group	2,463	182,434
†Reading International Class A	1,404	22,071
Regal Entertainment Group Class A	3,876	62,016
Saga Communications Class A	635	28,956
Scholastic	2,212	82,286
Scripps Networks Interactive Class A	3,030	260,247
Sinclair Broadcast Group Class A	6,006	192,492
Sirius XM Holdings	11,685	64,501
TEGNA	15,172	202,243
Time	5,270	71,145
Time Warner	13,201	1,352,442
Tribune Media Class A	2,049	83,722
†tronc	3,161	45,929
Twenty-First Century Fox Class A	15,748	415,432
Twenty-First Century Fox Class B	10,647	274,586
†Urban One	4,509	7,440
Viacom Class A	672	24,662
Viacom Class B	15,924	443,324
Walt Disney	21,628	2,131,872
World Wrestling Entertainment Class A	1,212	28,543

		16,592,770

Metals & Mining–0.96%
†AK Steel Holding	14,640	81,838
†Alcoa	3,932	183,310
†Allegheny Technologies	5,267	125,881
Ampco-Pittsburgh	782	13,607
Carpenter Technology	3,350	160,901
†Century Aluminum	5,866	97,258
†Cleveland-Cliffs	13,819	98,806
†Coeur Mining	9,210	84,640
Commercial Metals	7,019	133,572
Compass Minerals International	2,097	136,095
Ferroglobe	7,907	104,056
†Freeport-McMoRan	42,526	597,065
Gold Resource	2,205	8,269

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Haynes International	793	$28,477
Hecla Mining	26,083	130,937
Kaiser Aluminum	589	60,749
Materion	1,779	76,764
Newmont Mining	11,183	419,474
Nucor	8,625	483,345
†Real Industry	1,000	1,800
Reliance Steel & Aluminum	3,940	300,110
Royal Gold	2,859	245,988
†Ryerson Holding	977	10,600
Schnitzer Steel Industries Class A	1,849	52,049
Southern Copper	1,057	42,026
Steel Dynamics	8,761	301,992
†SunCoke Energy	4,085	37,337
†TimkenSteel	2,590	42,735
United States Steel	7,509	192,681
Worthington Industries	3,081	141,726

		4,394,088

Multiline Retail–0.74%
Big Lots	4,298	230,244
Dillard’s Class A	1,631	91,450
Dollar General	7,656	620,519
†Dollar Tree	8,478	736,060
Fred’s Class A	1,654	10,652
†JC Penney	20,415	77,781
Kohl’s	9,455	431,621
Macy’s	12,404	270,655
Nordstrom	2,520	118,818
†Ollie’s Bargain Outlet Holdings	3,343	155,115
Target	10,752	634,476
†Tuesday Morning	170	544

		3,377,935

Multi-Utilities–0.49%
Ameren	2,381	137,717
Avista	2,686	139,054
Black Hills	1,611	110,950
CenterPoint Energy	4,094	119,586
CMS Energy	3,042	140,905
Consolidated Edison	1,868	150,710
Dominion Energy	3,561	273,948
DTE Energy	1,911	205,165
MDU Resources Group	5,199	134,914
NiSource	4,110	105,175
NorthWestern	1,427	81,253
Public Service Enterprise Group	2,496	115,440
SCANA	1,325	64,249
Sempra Energy	1,205	137,527
Unitil	413	20,427
Vectren	2,100	138,117

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	3,050	$191,479

		2,266,616

Oil, Gas & Consumable Fuels–4.67%
Anadarko Petroleum	6,053	295,689
Andeavor	8,115	837,062
†Antero Resources	5,179	103,062
Apache	5,482	251,076
Arch Coal Class A	1,254	89,962
†Ardmore Shipping	2,791	23,026
†Bill Barrett	2,976	12,767
Cabot Oil & Gas	6,886	184,201
†Callon Petroleum	12,152	136,588
†Centennial Resource Development Class A	6,294	113,103
†Cheniere Energy	2,688	121,068
Cheniere Energy Partners Holdings	1,154	28,942
Chevron	25,332	2,976,510
Cimarex Energy	847	96,278
†Clean Energy Fuels	6,062	15,034
†Cloud Peak Energy	4,877	17,850
†Concho Resources	3,665	482,754
ConocoPhillips	13,974	699,399
†CONSOL Energy	11,295	191,337
†Contango Oil & Gas	934	4,698
†Continental Resources	4,192	161,853
CVR Energy	1,979	51,256
Delek US Holdings	6,818	182,245
†Denbury Resources	22,775	30,519
Devon Energy	7,808	286,632
DHT Holdings	4,056	16,143
†Diamondback Energy	1,537	150,565
†Dorian LPG	2,800	19,096
†Eclipse Resources	12,076	30,190
†Energen	2,683	146,706
EnLink Midstream	6,510	112,297
EOG Resources	4,584	443,456
†EP Energy Class A	5,898	19,227
EQT	1,600	104,384
Exxon Mobil	52,610	4,312,968
GasLog	4,669	81,474
Green Plains	2,499	50,355
†Gulfport Energy	10,879	156,005
†Halcon Resources	4,606	31,321
Hallador Energy	143	818
Hess	6,711	314,679
HollyFrontier	8,674	312,004
†International Seaways	1,458	28,723
Kinder Morgan	27,566	528,716
†Kosmos Energy	17,649	140,486
†Laredo Petroleum	8,666	112,051
Marathon Oil	17,781	241,110

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum	11,253	$631,068
†Matador Resources	4,850	131,677
Murphy Oil	9,158	243,236
†Newfield Exploration	6,373	189,087
Noble Energy	11,784	334,194
†Oasis Petroleum	13,316	121,442
Occidental Petroleum	7,973	511,946
ONEOK	3,218	178,309
†Overseas Shipholding Group Class A	5,002	13,155
†Pacific Ethanol	1,059	5,877
Panhandle Oil & Gas Class A	655	15,589
†Par Pacific Holdings	2,297	47,778
†Parsley Energy Class A	4,190	110,365
PBF Energy Class A	6,711	185,291
†PDC Energy	3,200	156,896
†Peabody Energy	1,112	32,259
†Penn Virginia	273	10,915
Phillips 66	5,073	464,738
Pioneer Natural Resources	1,757	259,228
†QEP Resources	10,395	89,085
Range Resources	4,892	95,736
†Renewable Energy Group	2,053	24,944
†REX American Resources	540	50,668
†Rice Energy	9,255	267,840
†Ring Energy	2,793	40,471
†RSP Permian	4,523	156,451
Scorpio Tankers	16,598	56,931
SemGroup Class A	4,611	132,566
Ship Finance International	3,968	57,536
SM Energy	6,804	120,703
†SRC Energy	12,672	122,538
†Stone Energy	500	14,530
Targa Resources	4,366	206,512
Teekay	3,211	28,674
Teekay Tankers Class A	3,937	6,378
†Ultra Petroleum	2,991	25,932
Valero Energy	9,585	737,374
†Whiting Petroleum	16,040	87,578
Williams	11,130	334,011
World Fuel Services	3,337	113,158
†WPX Energy	19,382	222,893

		21,381,244

Paper & Forest Products–0.24%
†Boise Cascade	2,520	87,948
†Clearwater Paper	1,000	49,250
Deltic Timber	400	35,372
Domtar	4,124	178,940
KapStone Paper and Packaging	7,328	157,479
†Louisiana-Pacific	9,795	265,249
Mercer International	3,828	45,362
Neenah Paper	1,497	128,068

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
PH Glatfelter	2,899	$56,386
†Resolute Forest Products	4,585	23,154
Schweitzer-Mauduit International	1,582	65,590

		1,092,798

Personal Products–0.28%
†Avon Products	19,264	44,885
Coty Class A	13,069	216,031
†Edgewell Personal Care	3,412	248,291
Estee Lauder Class A	1,109	119,595
†Herbalife	1,198	81,260
Inter Parfums	2,061	85,016
Medifast	1,136	67,444
Natural Health Trends	462	11,042
Nature’s Sunshine Products	909	9,226
Nu Skin Enterprises Class A	3,728	229,197
†Revlon Class A	2,272	55,778
†USANA Health Sciences	1,676	96,705

		1,264,470

Pharmaceuticals–2.99%
†Akorn	6,787	225,261
Allergan	4,136	847,673
†Amphastar Pharmaceuticals	2,961	52,913
†ANI Pharmaceuticals	691	36,271
†Assembly Biosciences	291	10,162
Bristol-Myers Squibb	12,306	784,384
†Catalent	6,034	240,877
†Corcept Therapeutics	5,259	101,499
†Depomed	2,277	13,184
†Dermira	449	12,123
Eli Lilly & Co.	5,872	502,291
†Endo International	10,306	88,271
†Horizon Pharma	9,194	116,580
†Impax Laboratories	2,344	47,583
†Innoviva	2,545	35,935
†Intra-Cellular Therapies	920	14,518
†Jazz Pharmaceuticals	1,742	254,768
Johnson & Johnson	27,896	3,626,759
†Lannett	1,820	33,579
†Lipocine	800	3,176
†Mallinckrodt	2,990	111,736
Merck & Co.	28,005	1,793,160
†Mylan	10,278	322,421
Perrigo	2,140	181,151
Pfizer	99,766	3,561,646
Phibro Animal Health Class A	888	32,900
†Prestige Brands Holdings	2,837	142,105
†SciClone Pharmaceuticals	2,470	27,664
†Sucampo Pharmaceuticals Class A	2,493	29,417
†Supernus Pharmaceuticals	1,662	66,480
†Taro Pharmaceutical Industries	1,701	191,686

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Tetraphase Pharmaceuticals	1,930	$13,201
Zoetis	2,916	185,924

		13,707,298

Professional Services–0.66%
†Advisory Board	2,208	118,404
Barrett Business Services	764	43,189
†CBIZ	3,969	64,496
CRA International	465	19,088
Dun & Bradstreet	1,190	138,528
Equifax	1,374	145,630
Exponent	1,516	112,032
†Franklin Covey	769	15,611
†FTI Consulting	2,547	90,368
†GP Strategies	1,061	32,732
Heidrick & Struggles International	849	17,956
†Huron Consulting Group	1,078	36,975
†ICF International	1,623	87,561
Insperity	1,129	99,352
Kelly Services Class A	2,630	65,987
Kforce	2,861	57,792
Korn/Ferry International	3,509	138,360
ManpowerGroup	2,283	268,983
†Mistras Group	1,671	34,255
†Navigant Consulting	2,640	44,669
Nielsen Holdings	8,900	368,905
†On Assignment	3,282	176,178
Resources Connection	1,629	22,643
Robert Half International	6,021	303,097
†RPX	4,320	57,370
†TransUnion	2,826	133,557
†TriNet Group	3,099	104,188
†TrueBlue	2,288	51,366
†Verisk Analytics Class A	2,206	183,517
†Volt Information Sciences	1,104	3,478

		3,036,267

Real Estate Management & Development–0.42%
†Altisource Portfolio Solutions	1,304	33,734
†CBRE Group Class A	11,392	431,529
Consolidated-Tomoka Land	242	14,537
†=Forestar Group	2,419	41,607
†FRP Holdings	425	19,231
HFF Class A	3,442	136,166
†Howard Hughes	1,966	231,850
Jones Lang LaSalle	2,550	314,925
Kennedy-Wilson Holdings	5,467	101,413
†Marcus & Millichap	3,035	81,915
†Maui Land & Pineapple	1,848	25,780
RE/MAX Holdings	783	49,760
Realogy Holdings	9,116	300,372
RMR Group Class A	1,499	76,974

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
†St. Joe	3,458	$65,183
†Tejon Ranch	1,057	22,303

		1,947,279

Road & Rail–1.34%
AMERCO	572	214,443
ArcBest	1,859	62,184
†Avis Budget Group	5,061	192,622
Celadon Group	1,233	8,323
†Covenant Transportation Group Class A	696	20,170
CSX	15,537	843,038
†Genesee & Wyoming	2,875	212,779
Heartland Express	6,842	171,597
†Hertz Global Holdings	4,919	109,989
JB Hunt Transport Services	1,708	189,725
Kansas City Southern	2,675	290,719
Knight-Swift Transportation Holdings	9,480	393,894
Landstar System	1,631	162,529
Marten Transport	2,753	56,574
Norfolk Southern	6,331	837,211
Old Dominion Freight Line	3,641	400,910
†PAM Transportation Services	682	16,320
†Roadrunner Transportation Systems	1,695	16,153
Ryder System	4,401	372,105
†Saia	1,797	112,582
Union Pacific	10,761	1,247,953
Universal Logistics Holdings	1,605	32,822
†USA Truck	643	9,034
Werner Enterprises	4,299	157,128
†YRC Worldwide	1,800	24,840

		6,155,644

Semiconductors & Semiconductor Equipment–4.06%
†Advanced Energy Industries	2,277	183,891
†Advanced Micro Devices	19,495	248,561
†Alpha & Omega Semiconductor	978	16,127
†Ambarella	498	24,407
†Amkor Technology	18,058	190,512
Analog Devices	3,923	338,045
Applied Materials	13,871	722,540
†Axcelis Technologies	1,771	48,437
Broadcom	3,229	783,162
Brooks Automation	3,851	116,916
Cabot Microelectronics	1,233	98,554
†Cavium	1,040	68,578
†CEVA	1,455	62,274
†Cirrus Logic	4,130	220,212
Cohu	1,543	36,785
†Cree	6,029	169,958
Cypress Semiconductor	16,813	252,531
†Diodes	3,180	95,177

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†DSP Group	1,135	$14,755
†Entegris	8,055	232,387
†First Solar	5,492	251,973
†FormFactor	5,162	86,980
†Inphi	1,028	40,801
†Integrated Device Technology	5,470	145,393
Intel	100,782	3,837,779
†IXYS	2,247	53,254
KLA-Tencor	2,498	264,788
†Kulicke & Soffa Industries	4,748	102,414
Lam Research	3,645	674,471
†Lattice Semiconductor	3,916	20,402
†MACOM Technology Solutions Holdings	1,455	64,908
Marvell Technology Group	11,419	204,400
Maxim Integrated Products	6,113	291,651
†MaxLinear Class A	3,252	77,235
Microchip Technology	1,920	172,378
†Micron Technology	33,849	1,331,281
†Microsemi	6,205	319,433
MKS Instruments	2,984	281,839
Monolithic Power Systems	626	66,700
†Nanometrics	1,404	40,435
†NeoPhotonics	1,612	8,963
NVE	375	29,614
NVIDIA	8,978	1,604,997
†ON Semiconductor	22,039	407,060
†PDF Solutions	980	15,180
†Photronics	4,937	43,692
Power Integrations	1,302	95,306
†Qorvo	2,418	170,904
QUALCOMM	27,793	1,440,789
†Rambus	5,518	73,665
†Rudolph Technologies	2,362	62,121
†Semtech	2,818	105,816
†Sigma Designs	1,840	11,592
†Silicon Laboratories	1,141	91,166
Skyworks Solutions	4,009	408,517
†SunPower	4,083	29,765
†Synaptics	1,994	78,125
Teradyne	7,963	296,940
Texas Instruments	9,088	814,648
†Ultra Clean Holdings	1,666	51,013
†Veeco Instruments	3,227	69,058
Versum Materials	2,470	95,885
†Xcerra	3,827	37,696
Xilinx	3,359	237,918
Xperi	2,825	71,473

		18,604,227

Software–2.91%
†ACI Worldwide	7,858	179,005

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Activision Blizzard	6,308	$406,929
†Adobe Systems	2,544	379,514
American Software Class A	1,038	11,792
†ANSYS	1,920	235,642
†Aspen Technology	2,177	136,737
†Autodesk	1,227	137,743
†Barracuda Networks	3,077	74,556
Blackbaud	1,140	100,092
CA	13,300	443,954
†Cadence Design Systems	3,771	148,841
CDK Global	2,286	144,224
†Citrix Systems	4,174	320,647
†Dell Technologies Class V	4,518	348,835
Ebix	1,122	73,211
†Electronic Arts	1,842	217,467
†Ellie Mae	441	36,219
Fair Isaac	869	122,095
†FireEye	1,388	23,277
†Fortinet	636	22,794
†Globant	900	36,063
†Glu Mobile	4,125	15,510
†Guidewire Software	1,320	102,775
Intuit	1,582	224,865
†Manhattan Associates	2,060	85,634
†Micro Focus International ADR	2,958	94,360
Microsoft	58,407	4,350,737
†MicroStrategy	568	72,539
Monotype Imaging Holdings	2,693	51,840
†Nuance Communications	14,994	235,706
Oracle	31,480	1,522,058
†Paycom Software	2,017	151,194
†Paylocity Holding	636	31,050
Pegasystems	2,820	162,573
Progress Software	3,296	125,808
†Proofpoint	248	21,631
†PTC	1,498	84,307
QAD Class A	624	21,434
†Qualys	1,772	91,790
†RealPage	1,817	72,498
†Red Hat	1,608	178,263
†Rubicon Project	543	2,112
†salesforce.com	1,838	171,706
†ServiceNow	808	94,964
†Silver Spring Networks	2,022	32,696
†Splunk	369	24,513
SS&C Technologies Holdings	4,747	190,592
Symantec	7,707	252,867
†Synchronoss Technologies	2,306	21,515
†Synopsys	3,432	276,379
†Tableau Software Class A	608	45,533
†Take-Two Interactive Software	2,433	248,726
†Telenav	2,040	12,954

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
TiVo	6,495	$128,926
†Tyler Technologies	464	80,884
†Ultimate Software Group	160	30,336
†VASCO Data Security International	2,011	24,233
†Verint Systems	2,558	107,052
†VMware Class A	307	33,521
†Workday Class A	554	58,386
†Zedge Class B	591	1,135
†Zix	3,660	17,897
†Zynga Class A	44,336	167,590

		13,320,726

Specialty Retail–2.32%
Aaron’s	3,699	161,387
Abercrombie & Fitch	3,723	53,760
Advance Auto Parts	2,658	263,674
American Eagle Outfitters	13,926	199,142
†America’s Car-Mart	623	25,621
†Asbury Automotive Group	1,930	117,923
†Ascena Retail Group	6,778	16,606
†AutoNation	7,273	345,177
†AutoZone	117	69,628
Barnes & Noble	3,386	25,734
†Barnes & Noble Education	2,352	15,312
Bed Bath & Beyond	11,792	276,758
Best Buy	14,617	832,584
Big 5 Sporting Goods	952	7,283
Buckle	1,237	20,843
†Build-A-Bear Workshop	1,134	10,376
†Burlington Stores	1,087	103,765
Caleres	2,926	89,302
†CarMax	7,318	554,778
Cato Class A	1,385	18,324
Chico’s FAS	9,593	85,857
Children’s Place	1,567	185,141
Citi Trends	672	13,353
†Conn’s	1,428	40,198
†Destination XL Group	2,180	4,142
Dick’s Sporting Goods	4,988	134,726
DSW Class A	4,665	100,204
†Express	5,117	34,591
Finish Line Class A	1,965	23,639
†Five Below	3,945	216,502
Foot Locker	5,190	182,792
†Francesca’s Holdings	3,674	27,041
GameStop Class A	6,910	142,761
Gap	17,010	502,305
†Genesco	1,278	33,995
Group 1 Automotive	1,282	92,894
Guess	4,809	81,897
Haverty Furniture	1,170	30,595
†Hibbett Sports	1,445	20,591

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	8,412	$1,375,867
†Kirkland’s	1,522	17,396
L Brands	954	39,696
Lithia Motors Class A	1,814	218,242
Lowe’s	4,749	379,635
†MarineMax	1,717	28,416
†Michaels	3,812	81,844
Monro	2,026	113,557
†Murphy USA	3,221	222,249
Office Depot	30,011	136,250
†O’Reilly Automotive	662	142,575
†Party City Holdco	3,179	43,075
Penske Automotive Group	5,799	275,858
Pier 1 Imports	5,916	24,788
Rent-A-Center	3,348	38,435
†RH	1,494	105,058
Ross Stores	2,793	180,344
†Sally Beauty Holdings	4,417	86,485
†Select Comfort	2,804	87,064
Shoe Carnival	1,009	22,581
Signet Jewelers	2,462	163,846
Sonic Automotive Class A	1,673	34,129
†Sportsman’s Warehouse Holdings	1,747	7,879
Stage Stores	1,354	2,491
Stein Mart	2,840	3,692
Tailored Brands	801	11,566
Tiffany & Co.	3,739	343,165
Tile Shop Holdings	2,800	35,560
TJX	4,109	302,957
Tractor Supply	1,796	113,669
†Ulta Beauty	944	213,401
†Urban Outfitters	7,015	167,659
†Vitamin Shoppe	1,290	6,902
Williams-Sonoma	7,058	351,912
Winmark	403	53,095
†Zumiez	2,034	36,815

		10,629,354

Technology Hardware, Storage & Peripherals–2.45%
Apple	55,416	8,540,714
†Avid Technology	1,312	5,956
†Cray	2,412	46,913
Diebold Nixdorf	3,240	74,034
†Eastman Kodak	1,542	11,334
†Electronics For Imaging	2,085	88,988
Hewlett Packard Enterprise	28,590	420,559
HP	8,950	178,642
†NCR	5,626	211,088
NetApp	8,593	376,030
Seagate Technology	4,182	138,717
†Stratasys	3,145	72,712
†Super Micro Computer	3,019	66,720

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital	7,354	$635,386
Xerox	10,184	339,025

		11,206,818

Textiles, Apparel & Luxury Goods–0.86%
Carter’s	2,531	249,936
Coach	12,160	489,805
Columbia Sportswear	3,442	211,958
†Crocs	4,976	48,267
Culp	857	28,067
†Deckers Outdoor	1,764	120,675
†Fossil Group	2,664	24,855
†G-III Apparel Group	3,021	87,669
Hanesbrands	5,101	125,689
†Iconix Brand Group	4,220	24,012
†Lululemon Athletica	1,886	117,403
†Michael Kors Holdings	8,061	385,719
Movado Group	888	24,864
NIKE Class B	9,868	511,656
Oxford Industries	1,193	75,803
†Perry Ellis International	696	16,467
PVH	2,239	282,248
Ralph Lauren	1,302	114,954
†Sequential Brands Group	1,209	3,615
†Skechers U.S.A. Class A	8,639	216,752
†Steven Madden	3,897	168,740
†Under Armour Class A	5,454	89,882
†Under Armour Class C	6,534	98,141
†Unifi	789	28,112
†Vera Bradley	1,584	13,955
VF	3,835	243,791
Wolverine World Wide	4,658	134,383

		3,937,418

Thrift & Mortgage Finance–0.66%
Astoria Financial	7,927	170,431
Bank Mutual	3,078	31,242
BankFinancial	1,093	17,368
Bear State Financial	1,361	13,964
Beneficial Bancorp	4,972	82,535
†BofI Holding	2,791	79,460
Capitol Federal Financial	10,191	149,808
Charter Financial	652	12,082
Clifton Bancorp	1,283	21,452
Dime Community Bancshares	2,608	56,072
†Essent Group	5,333	215,987
Federal Agricultural Mortgage Class C	554	40,298
First Defiance Financial	850	44,617
†Flagstar Bancorp	3,909	138,691
Hingham Institution for Savings	65	12,368
†HomeStreet	1,845	49,815
Kearny Financial	5,674	87,096

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
†LendingTree	618	$151,070
Meridian Bancorp	3,189	59,475
Meta Financial Group	500	39,200
†MGIC Investment	3,265	40,910
†Nationstar Mortgage Holdings	3,332	61,875
New York Community Bancorp	10,582	136,402
†NMI Holdings Class A	3,651	45,272
Northfield Bancorp	3,246	56,318
Northwest Bancshares	6,875	118,731
OceanFirst Financial	2,797	76,890
†Ocwen Financial	7,897	27,166
Oritani Financial	3,138	52,718
†PennyMac Financial Services Class A	2,894	51,513
†PHH	3,946	54,968
Provident Financial Services	4,489	119,722
Radian Group	2,073	38,744
Territorial Bancorp	299	9,439
TFS Financial	6,896	111,232
TrustCo Bank	5,644	50,232
United Community Financial	2,433	23,357
United Financial Bancorp	2,907	53,169
†Walker & Dunlop	2,474	129,464
Washington Federal	4,358	146,647
Waterstone Financial	1,989	38,786
Western New England Bancorp	1,120	12,208
WSFS Financial	1,609	78,439

		3,007,233

Tobacco–0.43%
†Alliance One International	554	6,039
Altria Group	13,202	837,271
Philip Morris International	8,201	910,393
Universal	1,607	92,081
Vector Group	5,158	105,576

		1,951,360

Trading Companies & Distributors–0.76%
Air Lease	6,688	285,043
Applied Industrial Technologies	2,440	160,552
†Beacon Roofing Supply	3,948	202,335
†BMC Stock Holdings	3,446	73,572
†CAI International	1,223	37,081
†DXP Enterprises	1,012	31,868
Fastenal	3,457	157,570
GATX	1,878	115,610
†GMS	2,668	94,447
H&E Equipment Services	3,129	91,367
†HD Supply Holdings	3,179	114,667
†Herc Holdings	2,623	128,868
Kaman	1,597	89,081
†MRC Global	5,251	91,840
MSC Industrial Direct	3,057	231,017

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Nexeo Solutions	1,597	$11,658
†NOW	6,473	89,392
†Rush Enterprises Class A	2,013	93,182
†Rush Enterprises Class B	547	23,860
†SiteOne Landscape Supply	447	25,971
Textainer Group Holdings	1,155	19,808
†Titan Machinery	1,145	17,782
Triton International	3,458	115,082
†United Rentals	3,391	470,467
†Univar	5,583	161,516
†Veritiv	960	31,200
Watsco	1,117	179,915
†WESCO International	2,909	169,449
†Willis Lease Finance	616	15,147
WW Grainger	895	160,876

		3,490,223

Transportation Infrastructure–0.03%
Macquarie Infrastructure	1,943	140,246

		140,246

Water Utilities–0.15%
American States Water	1,932	95,151
American Water Works	1,905	154,134
Aqua America	4,581	152,043
Artesian Resources Class A	575	21,735
California Water Service Group	2,214	84,464
Connecticut Water Service	779	46,195
Consolidated Water	860	11,008
Middlesex Water	1,102	43,276
SJW Group	1,042	58,977
York Water	500	16,950

		683,933

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.23%
†Boingo Wireless	3,554	$75,949
Shenandoah Telecommunications	4,690	174,468
Spok Holdings	803	12,326
†Sprint	22,111	172,024
Telephone & Data Systems	5,193	144,833
†T-Mobile U.S.	7,475	460,909
†United States Cellular	894	31,648

		1,072,157

Total Common Stock (Cost $393,737,006)		456,729,285

RIGHTS–0.00%
†=Dyax CVR	1,518	5,116
†=Media General CVR	5,975	598

Total Rights (Cost $1,685)		5,714

MONEY MARKET FUND–0.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	1,553,993	1,553,993

Total Money Market Fund (Cost $1,553,993)		1,553,993

TOTAL VALUE OF SECURITIES–100.03% (Cost $395,292,684)	458,288,992
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(134,503)

NET ASSETS APPLICABLE TO 38,201,223 SHARES OUTSTANDING–100.00%	$458,154,489

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

Summary of Abbreviations:

ADR–American Depositary Receipt

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation––Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$10,435,085	$—	$—	$10,435,085
Air Freight & Logistics	3,162,554	—	—	3,162,554
Airlines	4,089,212	—	—	4,089,212
Auto Components	4,556,360	—	—	4,556,360
Automobiles	3,594,985	—	—	3,594,985
Banks	40,958,724	—	—	40,958,724
Beverages	4,513,015	—	—	4,513,015
Biotechnology	8,002,462	—	—	8,002,462
Building Products	3,803,271	—	—	3,803,271
Capital Markets	15,881,428	—	—	15,881,428
Chemicals	12,355,273	—	—	12,355,273
Commercial Services & Supplies	5,426,594	—	—	5,426,594
Communications Equipment	7,314,608	—	—	7,314,608
Construction & Engineering	2,801,344	—	—	2,801,344
Construction Materials	1,242,908	—	—	1,242,908
Consumer Finance	6,090,814	—	—	6,090,814
Containers & Packaging	3,967,198	—	—	3,967,198
Distributors	1,054,531	—	—	1,054,531
Diversified Consumer Services	2,060,248	—	—	2,060,248
Diversified Financial Services	2,409,768	—	—	2,409,768
Diversified Telecommunication Services	10,056,676	—	—	10,056,676
Electric Utilities	3,682,500	—	—	3,682,500
Electrical Equipment	3,444,893	—	—	3,444,893
Electronic Equipment, Instruments & Components	9,024,995	—	—	9,024,995
Energy Equipment & Services	4,724,007	—	—	4,724,007
Equity Real Estate Investment Trusts	148,302	—	—	148,302
Food & Staples Retailing	8,704,388	—	—	8,704,388
Food Products	8,090,926	—	—	8,090,926
Gas Utilities	1,083,052	—	—	1,083,052
Health Care Equipment & Supplies	10,661,956	—	—	10,661,956
Health Care Providers & Services	14,863,554	—	—	14,863,554
Health Care Technology	1,133,342	—	—	1,133,342
Hotels, Restaurants & Leisure	10,133,127	—	—	10,133,127
Household Durables	5,182,962	—	—	5,182,962
Household Products	3,966,859	—	—	3,966,859
Independent Power & Renewable Electricity Producers	1,452,768	—	—	1,452,768
Industrial Conglomerates	4,648,969	—	—	4,648,969
Insurance	17,700,654	38,559	—	17,739,213
Internet & Direct Marketing Retail	5,215,009	—	—	5,215,009
Internet Software & Services	10,615,100	—	—	10,615,100
IT Services	14,502,140	—	—	14,502,140
Leisure Products	1,224,743	—	—	1,224,743
Life Sciences Tools & Services	4,477,149	—	—	4,477,149
Machinery	14,665,837	—	—	14,665,837
Marine	306,332	—	—	306,332
Media	16,592,770	—	—	16,592,770
Metals & Mining	4,394,088	—	—	4,394,088
Multiline Retail	3,377,935	—	—	3,377,935
Multi-Utilities	2,266,616	—	—	2,266,616
Oil, Gas & Consumable Fuels	21,381,244	—	—	21,381,244

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Paper & Forest Products	$1,092,798	$—	$—	$1,092,798
Personal Products	1,264,470	—	—	1,264,470
Pharmaceuticals	13,707,298	—	—	13,707,298
Professional Services	3,036,267	—	—	3,036,267
Real Estate Management & Development	1,905,672	—	41,607	1,947,279
Road & Rail	6,155,644	—	—	6,155,644
Semiconductors & Semiconductor Equipment	18,604,227	—	—	18,604,227
Software	13,320,726	—	—	13,320,726
Specialty Retail	10,629,354	—	—	10,629,354
Technology Hardware, Storage & Peripherals	11,206,818	—	—	11,206,818
Textiles, Apparel & Luxury Goods	3,937,418	—	—	3,937,418
Thrift & Mortgage Finance	3,007,233	—	—	3,007,233
Tobacco	1,951,360	—	—	1,951,360
Trading Companies & Distributors	3,490,223	—	—	3,490,223
Transportation Infrastructure	140,246	—	—	140,246
Water Utilities	683,933	—	—	683,933
Wireless Telecommunication Services	1,072,157	—	—	1,072,157
Rights	—	—	5,714	5,714
Money Market Fund	1,553,993	—	—	1,553,993

Total Investments	$458,203,112	$38,559	$47,321	$458,288,992

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.42%
Argentina–0.07%
†Despegar.Com	2,200	$70,400
MercadoLibre	2,400	621,432

		691,832

Canada–1.08%
Alamos Gold (New York Shares)	424,990	2,872,932
Crescent Point Energy	58,700	471,388
†Husky Energy	270,300	3,383,760
†Shopify Class A	1,800	209,350
Tahoe Resources	122,956	646,437
Wheaton Precious Metals	149,200	2,845,891

		10,429,758

China–0.78%
†Alibaba Group Holding ADR	7,900	1,364,409
†Baidu ADR	23,400	5,795,946
#†Guotai Junan Securities Class H 144A	147,400	317,760
†JD.com ADR	500	19,100
†Weibo ADR	100	9,894

		7,507,109

Finland–0.11%
Nokia	95,800	575,188
Nokia ADR	85,700	512,486

		1,087,674

France–4.14%
Accor	26,964	1,339,603
AXA	203,686	6,160,447
BNP Paribas	105,813	8,535,371
Cie de Saint-Gobain	80,900	4,820,944
Cie Generale des Etablissements Michelin	24,820	3,622,843
Credit Agricole	130,321	2,368,926
Sanofi	47,546	4,720,910
SES FDR	140,130	3,065,620
Societe Generale	12,400	725,963
TOTAL	85,560	4,595,551

		39,956,178

Germany–3.69%
Bayer	43,560	5,936,055
CECONOMY	10,569	124,453
#†Delivery Hero 144A	2,100	83,147
Deutsche Lufthansa	95,530	2,654,441
Deutsche Telekom	28,600	533,570
HeidelbergCement	22,620	2,325,106
Infineon Technologies ADR	160,316	4,043,170
#Innogy 144A	67,656	3,010,993
KUKA	2,500	466,851
LANXESS	75,160	5,930,398
Merck	36,330	4,041,365
†METRO	7,603	160,714

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†QIAGEN	85,659	$2,696,031
Siemens ADR	42,192	2,985,084
thyssenkrupp	20,400	604,577

		35,595,955

Hong Kong–2.64%
AIA Group	294,800	2,173,752
China Life Insurance	896,000	2,666,803
China Mobil	216,500	2,193,658
China Pacific Insurance Group	144,400	622,031
China Telecom	11,883,800	6,085,207
CK Hutchison Holdings	333,000	4,256,497
Kunlun Energy	1,416,000	1,383,082
NetEase ADR	2,700	712,287
Sands China	73,700	383,520
Sinopharm Group	529,600	2,332,203
Tencent Holdings	63,000	2,711,429

		25,520,469

Ireland–0.35%
CRH	89,009	3,395,322

		3,395,322

Israel–0.64%
†Check Point Software Technologies	12,798	1,459,228
Teva Pharmaceutical Industries ADR	268,720	4,729,472

		6,188,700

Italy–0.82%
CNH Industrial	42,400	509,144
Enel	196,199	1,181,467
Eni	346,503	5,733,447
†Telecom Italia	532,232	498,518

		7,922,576

Japan–4.51%
IHI	77,400	2,689,482
Inpex	245,500	2,608,267
JXTG Holdings	47,172	242,683
Keyence	1,400	743,390
Konica Minolta	402,700	3,306,774
Nissan Motor	227,700	2,255,247
Omron	103,200	5,255,152
Panasonic	459,500	6,658,207
Ryohin Keikaku	9,600	2,828,172
SoftBank Group	94,300	7,612,719
Start Today	25,000	792,046
Sumitomo Metal Mining	80,000	2,569,385
Suntory Beverage & Food	126,400	5,627,763
T&D Holdings	23,142	335,947

		43,525,234

Netherlands–2.07%
ASML Holding (New York Shares)	5,000	856,000

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
ING Groep	198,406	$3,658,138
†InterXion Holding	1,900	96,767
Koninklijke KPN	337,760	1,159,672
Koninklijke Philips	37,920	1,565,480
NN Group	129,092	5,402,639
Royal Dutch Shell Class B	236,790	7,280,416

		20,019,112

Norway–0.89%
Telenor	288,550	6,101,051
Yara International	54,820	2,455,182

		8,556,233

Portugal–0.44%
Galp Energia	238,290	4,223,116

		4,223,116

Republic of Korea–2.06%
Hana Financial Group	98,564	4,074,742
Hyundai Mobis	9,061	1,898,669
KB Financial Group	17,683	866,125
Samsung Electronics	5,817	13,022,035

		19,861,571

Singapore–0.38%
Broadcom	7,500	1,819,050
Singapore Telecommunications	671,160	1,820,833

		3,639,883

South Africa–0.06%
Naspers Class N	2,700	582,329
Novus Holdings	934	450

		582,779

Spain–0.02%
#†Unicaja Banco 144A	134,812	207,135

		207,135

Sweden–0.19%
Getinge Class B	99,840	1,871,793

		1,871,793

Switzerland–2.17%
Chubb	24,076	3,432,034
†LafargeHolcim	15,000	876,749
Novartis	29,960	2,564,862
Novartis ADR	23,040	1,977,984
Roche Holding	21,670	5,531,909
Roche Holding ADR	32,000	1,024,000
†UBS Group	323,690	5,532,162

		20,939,700

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–0.53%
Taiwan Semiconductor Manufacturing ADR	137,400	$5,159,370

		5,159,370

Thailand–0.43%
Bangkok Bank NVDR	740,300	4,139,909

		4,139,909

United Kingdom–7.25%
†Atlassian	8,500	298,775
Aviva	330,650	2,279,600
BAE Systems	590,483	4,996,726
Barclays	1,851,100	4,795,996
BP	107,730	689,022
BP ADR	269,015	10,338,246
British American Tobacco	18,540	1,160,693
British American Tobacco ADR	7,905	493,667
GlaxoSmithKline	146,926	2,930,571
HSBC Holdings	767,650	7,522,608
HSBC Holdings (London Shares)	51,440	508,080
Imperial Brands	6,573	280,441
Kingfisher	678,940	2,715,692
†LivaNova	56,400	3,951,384
RELX	37,425	820,947
†Rolls-Royce Holdings	215,370	2,559,845
Royal Dutch Shell Class A	52,762	1,594,530
Royal Dutch Shell (London Shares) Class A	19,560	589,341
RSA Insurance Group	58,500	488,370
Shire	63,314	3,213,768
Sky	322,530	3,954,540
†Standard Chartered	587,639	5,839,627
Vodafone Group	309,760	866,684
Vodafone Group ADR	247,594	7,046,525

		69,935,678

United States–55.10%
†2U	8,900	498,756
Abbott Laboratories	84,040	4,484,374
AbbVie	27,900	2,479,194
†ABIOMED	400	67,440
Accenture Class A	52,000	7,023,640
Activision Blizzard	12,000	774,120
†Adobe Systems	12,600	1,879,668
Aflac	33,400	2,718,426
Air Products & Chemicals	44,400	6,714,168
†Alarm.com Holdings	5,600	253,008
Albemarle	94,890	12,934,456
†Alexion Pharmaceuticals	300	42,087
†Align Technology	1,500	279,405
†Alleghany	300	166,203
†Allegheny Technologies	98,770	2,360,603
Allergan	26,710	5,474,215

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Ally Financial	15,200	$368,752
†Alphabet Class A	12,860	12,522,039
†Alphabet Class C	1,500	1,438,665
Altria Group	9,540	605,027
†Amazon.com	5,700	5,479,695
American International Group	90,510	5,556,409
American Tower	9,400	1,284,792
Amgen	40,070	7,471,051
Amphenol Class A	13,000	1,100,320
Analog Devices	65,918	5,680,154
†ANSYS	5,200	638,196
Apache	64,654	2,961,153
Apple	68,240	10,517,149
Applied Materials	6,200	322,958
Archer-Daniels-Midland	70,900	3,013,959
†Arista Networks	2,700	511,947
†Aspen Technology	12,000	753,720
†Autodesk	9,000	1,010,340
Baker Hughes a GE Company	49,180	1,800,972
Becton Dickinson & Co.	41,010	8,035,909
†Biogen	2,000	626,240
†Bioverativ	1,400	79,898
†Blackline	3,200	109,184
†Bluebird Bio	1,200	164,820
Boeing	4,900	1,245,629
†Brighthouse Financial	1,291	78,493
Bunge	54,700	3,799,462
†Cadence Design Systems	8,500	335,495
Capital Bank Financial	12,100	496,705
Capital One Financial	71,115	6,020,596
Carlisle	42,030	4,215,189
Caterpillar	6,925	863,617
CBOE Holdings	1,000	107,630
†Celgene	56,730	8,272,369
Charles Schwab	8,800	384,912
†Charter Communications Class A	2,941	1,068,818
Chevron	42,940	5,045,450
Cintas	23,200	3,347,296
Cisco Systems	26,340	885,814
CIT Group	12,978	636,571
Citigroup	141,670	10,305,076
Citizens Financial Group	39,510	1,496,244
Cognex	6,100	672,708
Cognizant Technology Solutions Class A	15,100	1,095,354
†Coherent	2,200	517,374
Colgate-Palmolive	46,600	3,394,810
Comcast Class A	262,710	10,109,081
†CommerceHub Class A	8,520	192,296
†CommerceHub Class C	3,040	64,904
†CommScope Holding	68,100	2,261,601
ConocoPhillips	108,750	5,442,937

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Control4	500	$14,730
†CoStar Group	800	214,600
Coty Class A	139,400	2,304,282
CVS Health	41,511	3,375,674
Danaher	2,400	205,872
†Dell Technologies Class V	3,589	277,108
DENTSPLY SIRONA	22,500	1,345,725
Devon Energy	54,450	1,998,859
†DISH Network Class A	15,343	832,051
Donaldson	46,900	2,154,586
Dover	66,000	6,031,740
DXC Technology	37,967	3,260,606
Eastman Chemical	34,820	3,150,862
Ecolab	23,800	3,060,918
†Edwards Lifesciences	10,000	1,093,100
†Electronic Arts	11,000	1,298,660
Eli Lilly & Co.	79,271	6,780,841
EOG Resources	15,000	1,451,100
Equinix	5,000	2,231,500
Erie Indemnity Class A	10,700	1,290,099
Exxon Mobil	25,700	2,106,886
†Facebook Class A	27,400	4,681,838
FedEx	4,400	992,552
†Fiserv	7,600	980,096
Fortive	6,500	460,135
†Freeport-McMoRan	20,510	287,960
Gap	81,020	2,392,521
General Dynamics	29,300	6,023,494
General Electric	52,400	1,267,032
General Motors	19,910	803,966
Gilead Sciences	78,450	6,356,019
†Guidewire Software	100	7,786
Hartford Financial Services Group	8,004	443,662
HEICO	1,300	116,753
Hewlett Packard Enterprise	31,750	467,043
Honeywell International	56,200	7,965,788
†HubSpot	6,700	563,135
†IDEXX Laboratories	9,500	1,477,155
†Illumina	2,600	517,920
†Incyte	7,500	875,550
Intel	83,000	3,160,640
Intercontinental Exchange	19,500	1,339,650
International Paper	9,090	516,494
Intuit	6,600	938,124
†Intuitive Surgical	480	502,022
†iRhythm Technologies	1,100	57,068
John Wiley & Sons Class A	43,700	2,337,950
Johnson & Johnson	48,200	6,266,482
Johnson Controls International	124,631	5,021,383
JPMorgan Chase & Co.	91,750	8,763,043
Kinder Morgan	47,390	908,940
KLA-Tencor	3,200	339,200

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†KLX	2,525	$133,648
†Knowles	163,530	2,497,103
Lam Research	8,700	1,609,848
Leggett & Platt	22,520	1,074,880
†Liberty Broadband Class A	8,300	781,694
†Liberty Broadband Class C	3,400	324,020
†Liberty Expedia Holdings Class A	5,680	301,665
†Liberty Ventures Class A	9,120	524,856
LogMeIn	200	22,010
LyondellBasell Industries Class A	39,500	3,912,475
Marathon Oil	42,903	581,765
MarketAxess Holdings	5,000	922,550
Mastercard Class A	25,000	3,530,000
Matthews International Class A	34,000	2,116,500
McCormick & Co Non-Voting Shares	23,900	2,453,096
McDonald’s	25,300	3,964,004
Medtronic	129,120	10,041,662
Merck & Co.	26,060	1,668,622
†Mercury Systems	1,100	57,068
MetLife	14,210	738,209
Microsoft	293,737	21,880,469
Monolithic Power Systems	5,000	532,750
Monsanto	7,470	895,055
Moody’s	8,000	1,113,680
MSCI	5,000	584,500
†Netflix	4,900	888,615
†Neurocrine Biosciences	2,700	165,456
†Nevro	3,400	308,992
NIKE Class B	65,400	3,390,990
Nucor	25,300	1,417,812
NVIDIA	8,800	1,573,176
Occidental Petroleum	30,600	1,964,826
Oracle	199,610	9,651,143
†PayPal Holdings	300	19,209
Pentair	79,300	5,389,228
PepsiCo	43,960	4,898,463
Perrigo	24,500	2,073,925
Pfizer	108,840	3,885,588
Plains GP Holdings Class A	19,400	424,278
PNC Financial Services Group	5,010	675,198
Praxair	54,100	7,559,934
†Priceline Group	750	1,373,115
Procter & Gamble	45,500	4,139,590
†Q2 Holdings	5,000	208,250
Raytheon	7,500	1,399,350
†Redfin	600	15,054
†Regeneron Pharmaceuticals	2,800	1,251,936
†Rite Aid	42,585	83,467
Rockwell Automation	3,300	588,093
Rockwell Collins	28,840	3,769,676
Roper Technologies	48,300	11,756,220
Ross Stores	63,500	4,100,195

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†salesforce.com	21,000	$1,961,820
†SBA Communications	8,000	1,152,400
Schlumberger	53,600	3,739,136
†ServiceNow	13,800	1,621,914
†Splunk	3,000	199,290
†Square Class A	10,000	288,100
Stanley Black & Decker	23,350	3,525,149
Stryker	69,808	9,914,132
Symantec	35,387	1,161,047
Target	38,600	2,277,786
†TESARO	3,000	387,300
†Tesla	600	204,660
Texas Instruments	78,250	7,014,330
Thermo Fisher Scientific	5,500	1,040,600
Tiffany & Co.	47,600	4,368,728
Time Warner	16,990	1,740,625
Twenty-First Century Fox Class A	123,030	3,245,531
†Tyler Technologies	2,500	435,800
†Ultimate Software Group	2,600	492,960
United Parcel Service Class B	29,800	3,578,682
United Technologies	47,500	5,513,800
UnitedHealth Group	8,800	1,723,480
Universal Display	200	25,770
†Veeva Systems Class A	15,200	857,432
Versum Materials	23,500	912,270
Visa Class A	29,610	3,116,156
Voya Financial	128,940	5,143,417
Walgreens Boots Alliance	124,510	9,614,662
Wal-Mart Stores	39,700	3,102,158
Walt Disney	13,689	1,349,325
†Waters	2,700	484,704
Wells Fargo & Co.	25,110	1,384,817
West Pharmaceutical Services	36,600	3,523,116
Williams	22,838	685,368
†Workday Class A	7,400	779,886
WW Grainger	8,900	1,599,775
Xilinx	6,600	467,478
XL Group	28,600	1,128,270
Yum Brands	37,330	2,747,861
†Zendesk	8,200	238,702

		531,853,088

Total Common Stock (Cost $659, 517,316)		872,810,174

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.06%
Diversified Telecommunication Services–0.06%
Frontier Communications
10.50% 9/15/22	189,000	$164,430
11.00% 9/15/25	476,000	405,790

		570,220

Total Corporate Bonds (Cost $619, 677)		570,220

	Number of Shares
PREFERRED STOCK–0.11%
Volkswagen 1.44%	6,300	1,027,544

Total Preferred Stock (Cost $691,703)		1,027,544

MONEY MARKET FUND–7.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	75,864,779	75,864,779

Total Money Market Fund (Cost $75,864,779)		75,864,779

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.16%
Federal Home Loan Bank Discount Notes 0.383% 10/2/17	9,700,000	$9,700,000

		9,700,000

≠U.S. Treasury Obligation–0.16%
U.S. Treasury Bill 1.08% 10/19/17	500,000	499,784
1.097% 10/26/17	500,000	499,690
1.111% 1/25/18	500,000	498,339

		1,497,813

Total Short Term Investments (Cost $11,197,308)		11,197,813

TOTAL VALUE OF SECURITIES–99.61% (Cost $747,890,783)	961,470,530
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	3,810,322

NET ASSETS APPLICABLE TO 27,761,456 SHARES OUTSTANDING–100.00%	$965,280,852

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $3,619,035, which represents 0.37% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

«	Includes $393,532 cash collateral due to broker and $2,285,764 foreign currencies held at broker for futures contracts as of September 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	16,733	USD	(19,972)	10/18/17	$—	$(174)
BAML	GBP	48,650	USD	(66,003)	11/24/17	—	(700)
DB	GBP	(188)	USD	252	10/3/17	—	—
HSBC	EUR	(12,327,652)	USD	14,466,907	10/18/17	—	(118,335)
HSBC	GBP	(5,532,716)	USD	7,319,673	11/24/17	—	(106,814)
HSBC	JPY	(35,658,901)	USD	326,884	10/30/17	9,494	—
HSBC	KRW	(1,322,496,000)	USD	1,166,383	11/10/17	11,003	—
SSB	EUR	(14,787)	USD	17,501	10/18/17	6	—
UBS	EUR	13,348	USD	(15,922)	10/18/17	—	(129)

Total Foreign Currency Exchange Contracts						$20,503	$(226,152)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
78	British Pound	$6,455,257	$6,551,513	12/19/17	$96,256	$—
72	Euro	10,746,374	10,678,050	12/19/17	—	(68,324)
59	Japanese Yen	6,727,652	6,578,500	12/19/17	—	(149,152)

					96,256	(217,476)

Equity Contracts:
237	E-mini S&P 500 Index	29,203,768	29,815,785	12/18/17	612,017	—
36	E-mini S&P MidCap 400 Index	6,195,957	6,464,520	12/18/17	268,563	—
296	Euro STOXX 50 Index	12,125,397	12,510,364	12/18/17	384,967	—
70	FTSE 100 Index	6,903,783	6,875,071	12/18/17	—	(28,712)
43	Nikkei 225 Index (OSE)	7,388,472	7,780,316	12/8/17	391,844	—

					1,657,391	(28,712)

Total Futures Contracts					$1,753,647	$(246,188)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

DB–Deutsche Bank

EUR–Euro

FDR–Fiduciary Depositary Receipt

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SSB–State Street Bank

USD–United States Dollar

See accompanying notes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement price. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$872,810,174	$—	$872,810,174
Corporate Bonds	—	570,220	570,220
Preferred Stock	1,027,544	—	1,027,544
Money Market Fund	75,864,779	—	75,864,779
Short-Term Investments	—	11,197,813	11,197,813

Total Investments	$949,702,497	$11,768,033	$961,470,530

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$20,503	$20,503

Futures Contracts	$1,753,647	$—	$1,753,647

Liabilities:
Foreign Currency Exchange Contracts	$—	$(226,152)	$(226,152)

Futures Contracts	$(246,188)	$—	$(246,188)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments, or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.18%
Equity Funds–39.22%
²Franklin Growth Fund	24,103	$2,215,076
²†Franklin Strategic Series– Franklin Growth Opportunities Fund	29,585	1,187,552
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	68,584	1,883,330
Franklin Small Cap Value VIP Fund	72,775	1,404,558

		6,690,516

Fixed Income Funds–39.71%
²Franklin Total Return Fund	257,191	2,543,622
iShares Core U.S. Aggregate Bond ETF	38,605	4,230,722

		6,774,344

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Fund–20.08%
²Franklin Mutual Global Discovery Fund	102,756	$3,424,874

		3,424,874

Money Market Fund–1.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	200,233	200,233

		200,233

Total Investment Companies (Cost $16,351,988)		17,089,967

TOTAL VALUE OF SECURITIES–100.18% (Cost $16,351,988)	17,089,967
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(30,276)

NET ASSETS APPLICABLE TO 1,674,848 SHARES OUTSTANDING–100.00%	$17,059,691

²	Class R-6 shares.

†	Non-income producing.

✢	Class 1 shares.

ETF–Exchange-Traded Fund

See accompanying notes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Investment Companies	$17,089,967

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–9.33%
INVESTMENT COMPANY–9.33%
Equity Fund–9.33%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Growth & Income VIP Fund	1,973,952	$30,517,298

Total Affiliated Investment (Cost $29,380,743)		30,517,298

UNAFFILIATED INVESTMENTS–90.42%

INVESTMENT COMPANIES–90.42%
Equity Funds–83.70%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,540,897	91,092,344
Franklin Rising Dividends VIP Fund	1,112,581	30,551,468
Mutual Shares VIP Fund	7,494,976	152,222,955

		273,866,767

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	21,990,628	$21,990,628

		21,990,628

Total Unaffiliated Investments (Cost $278,168,851)		295,857,395

TOTAL VALUE OF SECURITIES–99.75% (Cost $307,549,594)	326,374,693
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	812,125

NET ASSETS APPLICABLE TO 30,562,998 SHARES OUTSTANDING–100.00%	$327,186,818

✢	Class 1 shares.

«	Includes $53,578 cash collateral and $384,813 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
11	British Pound	$912,749	$923,931	12/19/17	$11,182	$—
10	Euro	1,492,552	1,483,063	12/19/17	—	(9,489)
10	Japanese Yen	1,139,336	1,115,000	12/19/17	—	(24,336)

					11,182	(33,825)

Equity Contracts:
104	E-mini S&P 500 Index	12,821,175	13,083,720	12/18/17	262,545	—
7	E-mini S&P MidCap 400 Index	1,205,641	1,256,990	12/18/17	51,349	—
39	Euro STOXX 50 Index	1,597,603	1,648,325	12/18/17	50,722	—
10	FTSE 100 Index	983,850	982,153	12/18/17	—	(1,697)
6	Nikkei 225 Index (OSE)	1,030,949	1,085,625	12/8/17	54,676	—

					419,292	(1,697)

Total Futures Contracts					$430,474	$(35,522)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Company	$30,517,298
Unaffiliated Investments Companies	295,857,395

Total Investments	$326,374,693

Derivatives:

Assets:
Futures Contracts	$430,474

Liabilities:
Futures Contracts	$(35,522)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels value as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund - Class 1	$26,030,554	$6,925,482	$1,619,733	$(87,690)	$(731,315)	$30,517,298	$1,819,503	$1,777,982

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.06%
INVESTMENT COMPANIES–92.06%
Equity Funds–24.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	2,818,684	$42,198,515
LVIP SSGA Mid-Cap Index Fund	3,436,642	42,896,165
LVIP SSGA S&P 500 Index Fund	10,382,148	182,580,455
LVIP SSGA Small-Cap Index Fund	930,002	29,040,237
LVIP T. Rowe Price Growth Stock Fund	999,668	41,829,118

		338,544,490

Fixed Income Funds–53.87%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	3,959,185	40,015,488
LVIP Delaware Bond Fund	19,256,962	267,979,877
LVIP JPMorgan High Yield Fund	4,716,543	53,697,845
LVIP PIMCO Low Duration Bond Fund	7,923,966	80,396,561
LVIP SSGA Bond Index Fund	5,811,327	66,568,750
LVIP Western Asset Core Bond Fund	24,508,839	243,936,472

		752,594,993

International Equity Funds–12.06%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	2,464,719	42,003,737
LVIP Mondrian International Value Fund	1,555,926	28,184,041
LVIP SSGA Developed International 150 Fund	1,501,390	14,122,072
LVIP SSGA International Index Fund	8,611,612	84,101,002

		168,410,852

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.90%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	2,344,261	$26,600,328

		26,600,328

Total Affiliated Investments (Cost $1,096,931,848)		1,286,150,663

UNAFFILIATED INVESTMENTS–8.04%
INVESTMENT COMPANIES–8.04%
Equity Fund–2.04%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	769,508	28,548,741

		28,548,741

Fixed Income Fund–1.55%
²American Funds® –
American Funds Mortgage Fund	2,126,926	21,588,295

		21,588,295

International Equity Fund–1.96%
iShares MSCI Emerging Markets ETF	611,488	27,400,777

		27,400,777

Money Market Fund–2.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	34,830,520	34,830,520

		34,830,520

Total Unaffiliated Investments (Cost $104,184,381)		112,368,333

TOTAL VALUE OF SECURITIES–100.10% (Cost $1,201,116,229)	1,398,518,996
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,392,397)

NET ASSETS APPLICABLE TO 97,794,375 SHARES OUTSTANDING–100.00%	$1,397,126,599

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$1,286,150,663
Unaffiliated Investment Companies	112,368,333

Total Investments	$1,398,518,996

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follow

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$42,319,915	$2,886,291	$5,013,946	$(30,021)	$(146,751)	$40,015,488	$651,403	$—
LVIP Delaware Bond Fund	393,504,262	—	136,317,615	(3,873,379)	14,666,609	267,979,877	—	—
LVIP Global Income Fund	28,144,559	993,804	3,719,482	(93,380)	1,274,827	26,600,328	—	135,311
LVIP JPMorgan High Yield Fund	85,089,466	947,448	36,787,925	(63,843)	4,512,699	53,697,845	276,775	—
LVIP MFS International Growth Fund	28,347,149	12,076,713	5,190,434	252,820	6,517,489	42,003,737	35,052	—
LVIP Mondrian International Value Fund	42,509,488	366,149	20,952,306	1,152,008	5,108,702	28,184,041	64,625	—
LVIP PIMCO Low Duration Bond Fund	70,538,394	17,378,911	8,412,484	21,991	869,749	80,396,561	262,281	—
LVIP SSGA Bond Index Fund	70,336,467	3,422,462	9,005,556	(106,764)	1,922,141	66,568,750	126,958	—
LVIP SSGA Developed International 150 Fund	13,809,331	178,531	2,275,307	202,614	2,206,903	14,122,072	43,290	—
LVIP SSGA International Index Fund	42,151,919	39,972,154	6,525,443	376,804	8,125,568	84,101,002	131,594	—
LVIP SSGA Large Cap 100 Fund	55,411,390	1,581,861	19,223,330	1,408,348	3,020,246	42,198,515	—	1,145,108
LVIP SSGA Mid-Cap Index Fund	41,879,798	2,804,562	5,245,471	589,110	2,868,166	42,896,165	19,164	165,567
LVIP SSGA S&P 500 Index Fund	197,112,518	8,535,641	46,855,982	12,043,405	11,744,873	182,580,455	—	1,807,856
LVIP SSGA Small-Cap Index Fund	28,082,058	2,023,233	3,385,625	428,613	1,891,958	29,040,237	—	520,519
LVIP T. Rowe Price Growth Stock Fund	41,923,118	430,544	10,374,820	1,282,380	8,567,896	41,829,118	—	—
LVIP Western Asset Core Bond Fund	148,211,006	154,385,973	67,264,998	(1,707,536)	10,312,027	243,936,472	82,808	—

Total	$1,329,370,838	$247,984,277	$386,550,724	$11,883,170	$83,463,102	$1,286,150,663	$1,693,950	$3,774,361

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.93%
INVESTMENT COMPANIES–91.93%
Equity Funds–38.32%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	18,359,035	$274,853,106
LVIP SSGA Mid-Cap Index Fund	44,834,417	559,623,188
LVIP SSGA S&P 500 Index Fund	114,740,474	2,017,825,976
LVIP SSGA Small-Cap Index Fund	9,099,485	284,140,530
LVIP T. Rowe Price Growth Stock Fund	6,511,978	272,480,712
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,745,187	92,588,514

		3,501,512,026

Fixed Income Funds–24.88%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	8,101,667	81,883,548
LVIP Delaware Bond Fund	56,001,301	779,314,100
LVIP JPMorgan High Yield Fund	19,862,595	226,135,644
LVIP PIMCO Low Duration Bond Fund	24,238,754	245,926,396
LVIP SSGA Bond Index Fund	21,360,037	244,679,220
LVIP Western Asset Core Bond Fund	69,853,476	695,251,651

		2,273,190,559

International Equity Funds–26.95%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	18,918,340	178,986,418
LVIP MFS International Growth Fund	32,155,008	547,985,649
LVIP Mondrian International Value Fund	15,224,403	275,774,830
LVIP SSGA Developed International 150 Fund	29,239,040	275,022,405
LVIP SSGA Emerging Markets 100 Fund	18,309,650	178,024,726
LVIP SSGA International Index Fund	103,090,123	1,006,778,145

		2,462,572,173

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.78%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	14,368,942	$163,044,387

		163,044,387

Total Affiliated Investments (Cost $6,794,643,401)		8,400,319,145

UNAFFILIATED INVESTMENTS–8.11%
INVESTMENT COMPANIES–8.11%
Equity Fund–1.02%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,509,626	93,107,136

		93,107,136

Fixed Income Fund–0.19%
²American Funds® – American Funds Mortgage Fund	1,737,667	17,637,316

		17,637,316

International Equity Fund–3.92%
iShares MSCI Emerging Markets ETF	7,985,102	357,812,421

		357,812,421

Money Market Fund–2.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	272,741,306	272,741,306

		272,741,306

Total Unaffiliated Investments (Cost $674,327,911)		741,298,179

TOTAL VALUE OF SECURITIES–100.04% (Cost $7,468,971,312)	9,141,617,324
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(3,709,003)

NET ASSETS APPLICABLE TO 630,007,593 SHARES OUTSTANDING–100.00%	$9,137,908,321

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$8,400,319,145
Unaffiliated Investment Companies	741,298,179

Total Investments	$9,141,617,324

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$171,069,884	$8,419,854	$97,128,603	$(1,463,705)	$986,118	$81,883,548	$2,571,401	$—
LVIP Clarion Global Real Estate Fund	171,874,787	13,420,013	14,546,212	13,956	8,223,874	178,986,418	1,357,591	—
LVIP Delaware Bond Fund	1,010,456,991	—	264,789,652	(4,499,254)	38,146,015	779,314,100	—	—
LVIP Global Income Fund	170,650,674	12,688,233	27,591,663	(592,955)	7,890,098	163,044,387	—	801,099
LVIP JPMorgan High Yield Fund	257,960,741	2,911,626	49,108,424	(1,164,061)	15,535,762	226,135,644	981,813	—
LVIP MFS International Growth Fund	257,463,723	258,126,732	36,437,126	1,697,424	67,134,896	547,985,649	455,069	—
LVIP Mondrian International Value Fund	257,753,024	1,835,024	27,147,086	(2,465,302)	45,799,170	275,774,830	631,828	—
LVIP PIMCO Low Duration Bond Fund	342,160,408	24,246,626	124,577,606	857,071	3,239,897	245,926,396	929,877	—
LVIP SSGA Bond Index Fund	255,896,301	22,689,273	40,714,422	(387,272)	7,195,340	244,679,220	450,272	—
LVIP SSGA Developed International 150 Fund	251,196,128	5,517,383	27,152,790	1,659,399	43,802,285	275,022,405	840,884	—
LVIP SSGA Emerging Markets 100 Fund	166,127,911	9,675,428	26,851,873	(26,635)	29,099,895	178,024,726	178,882	—
LVIP SSGA International Index Fund	852,841,433	177,816,446	172,998,375	(4,199,298)	153,317,939	1,006,778,145	1,916,765	—
LVIP SSGA Large Cap 100 Fund	335,956,251	94,612,524	185,039,232	10,421,987	18,901,576	274,853,106	—	9,917,290
LVIP SSGA Mid-Cap Index Fund	507,792,448	52,009,111	43,658,138	4,160,189	39,319,578	559,623,188	248,604	2,147,848
LVIP SSGA S&P 500 Index Fund	1,963,412,109	31,998,837	220,108,312	52,700,339	189,823,003	2,017,825,976	—	18,396,403
LVIP SSGA Small-Cap Index Fund	255,371,064	28,393,611	21,819,319	1,282,080	20,913,094	284,140,530	—	5,055,952
LVIP T. Rowe Price Growth Stock Fund	254,194,161	90,399,857	138,160,734	10,011,513	56,035,915	272,480,712	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	84,014,113	5,046,601	8,577,984	517,926	11,587,858	92,588,514	—	2,205,785
LVIP Western Asset Core Bond Fund	422,807,289	374,257,564	120,158,387	(3,036,015)	21,381,200	695,251,651	180,357	—

Total	$7,988,999,440	$1,214,064,743	$1,646,565,938	$65,487,387	$778,333,513	$8,400,319,145	$10,743,343	$38,524,377

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.86%
INVESTMENT COMPANIES–90.86%
Equity Funds–34.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	14,679,652	$219,769,070
LVIP SSGA Mid-Cap Index Fund	17,895,513	223,371,799
LVIP SSGA S&P 500 Index Fund	83,411,648	1,466,877,244
LVIP SSGA Small-Cap Index Fund	7,275,962	227,199,191
LVIP T. Rowe Price Growth Stock Fund	5,206,857	217,870,528
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,989,200	148,065,011

		2,503,152,843

Fixed Income Funds–34.73%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	13,304,894	134,472,565
LVIP Delaware Bond Fund	57,054,090	793,964,712
LVIP JPMorgan High Yield Fund	14,886,988	169,488,354
LVIP PIMCO Low Duration Bond Fund	26,561,877	269,496,808
LVIP SSGA Bond Index Fund	35,141,111	402,541,424
LVIP Western Asset Core Bond Fund	76,902,793	765,413,500

		2,535,377,363

International Equity Funds–20.00%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	25,710,581	438,159,722
LVIP Mondrian International Value Fund	12,173,193	220,505,214
LVIP SSGA Developed International 150 Fund	23,379,064	219,903,475
LVIP SSGA Emerging Markets 100 Fund	14,601,008	141,965,599
LVIP SSGA International Index Fund	44,989,481	439,367,268

		1,459,901,278

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.84%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	11,797,863	$133,870,355

		133,870,355

Total Affiliated Investments (Cost $5,419,317,840)		6,632,301,839

UNAFFILIATED INVESTMENTS–9.21%
INVESTMENT COMPANIES–9.21%
Equity Fund–2.04%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	4,013,505	148,901,034

		148,901,034

Fixed Income Fund–0.26%
²American Funds® – American Funds Mortgage Fund	1,871,247	18,993,161

		18,993,161

International Equity Fund–3.92%
iShares MSCI Emerging Markets ETF	6,393,955	286,513,124

		286,513,124

Money Market Fund–2.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	218,086,745	218,086,745

		218,086,745

Total Unaffiliated Investments (Cost $611,265,017)		672,494,064

TOTAL VALUE OF SECURITIES–100.07% (Cost $6,030,582,857)	7,304,795,903
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(4,843,437)

NET ASSETS APPLICABLE TO 490,011,296 SHARES OUTSTANDING–100.00%	$7,299,952,466

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$6,632,301,839
Unaffiliated Investment Companies	672,494,064

Total Investments	$7,304,795,903

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETF’s). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$207,604,826	$9,842,002	$82,271,029	$(1,662,904)	$959,670	$134,472,565	$3,195,191	$—
LVIP Delaware Bond Fund	1,027,072,959	—	265,272,095	(6,685,345)	38,849,193	793,964,712	—	—
LVIP Global Income Fund	138,064,417	8,459,638	18,563,572	(433,468)	6,343,340	133,870,355	—	666,033
LVIP JPMorgan High Yield Fund	208,703,183	2,013,375	52,850,339	(1,084,721)	12,706,856	169,488,354	814,922	—
LVIP MFS International Growth Fund	347,659,626	52,957,088	44,013,798	2,197,022	79,359,784	438,159,722	363,516	—
LVIP Mondrian International Value Fund	208,532,310	1,751,062	24,697,410	(1,961,135)	36,880,387	220,505,214	507,333	—
LVIP PIMCO Low Duration Bond Fund	346,029,728	22,303,333	103,020,779	683,350	3,501,176	269,496,808	1,029,965	—
LVIP SSGA Bond Index Fund	414,059,489	32,112,657	54,603,010	(829,338)	11,801,626	402,541,424	748,658	—
LVIP SSGA Developed International 150 Fund	203,228,217	4,182,698	24,147,822	(1,075,077)	37,715,459	219,903,475	675,252	—
LVIP SSGA Emerging Markets 100 Fund	67,447,570	75,054,532	10,398,892	437,054	9,425,335	141,965,599	71,596	—
LVIP SSGA International Index Fund	275,985,377	144,617,162	33,709,568	1,993,142	50,481,155	439,367,268	682,049	—
LVIP SSGA Large Cap 100 Fund	339,763,066	9,865,382	157,173,844	17,274,429	10,040,037	219,769,070	—	7,937,581
LVIP SSGA Mid-Cap Index Fund	273,898,903	9,368,696	81,202,734	13,381,640	7,925,294	223,371,799	99,301	857,921
LVIP SSGA S&P 500 Index Fund	1,312,242,434	152,675,851	163,343,004	31,860,916	133,441,047	1,466,877,244	—	13,383,281
LVIP SSGA Small-Cap Index Fund	206,623,957	21,668,240	18,922,621	1,246,219	16,583,396	227,199,191	—	4,059,677
LVIP T. Rowe Price Growth Stock Fund	274,206,203	1,819,229	124,407,417	21,180,294	45,072,219	217,870,528	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	135,945,182	7,791,914	15,193,625	284,822	19,236,718	148,065,011	—	3,530,844
LVIP Western Asset Core Bond Fund	542,077,272	338,984,941	137,873,193	(3,449,235)	25,673,715	765,413,500	214,108	—

Total	$6,529,144,719	$895,467,800	$1,411,664,752	$73,357,665	$545,996,407	$6,632,301,839	$8,401,891	$30,435,337

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.05%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C02 1M2 3.837% (LIBOR01M + 2.60%) 5/25/24	170,000	$177,127
•Series 2014-C02 2M1 2.187% (LIBOR01M + 0.95%) 5/25/24	8,850	8,857
•Series 2014-C03 1M2 4.237% (LIBOR01M + 3.00%) 7/25/24	761,000	801,209
•Series 2014-C04 1M2 6.137% (LIBOR01M + 4.90%) 11/25/24	390,767	442,615
•Series 2014-C04 2M2 6.237% (LIBOR01M + 5.00%) 11/25/24	218,097	244,688
•Series 2015-C01 1M2 5.537% (LIBOR01M + 4.30%) 2/25/25	154,320	165,297
•Series 2015-C01 2M2 5.787% (LIBOR01M + 4.55%) 2/25/25	597,690	637,874
•Series 2015-C02 1M2 5.237% (LIBOR01M + 4.00%) 5/25/25	176,860	188,486
•Series 2015-C02 2M2 5.237% (LIBOR01M + 4.00%) 5/25/25	458,956	484,835
•Series 2015-C03 1M2 6.237% (LIBOR01M + 5.00%) 7/25/25	250,105	276,547
•Series 2015-C03 2M2 6.237% (LIBOR01M + 5.00%) 7/25/25	628,330	686,971
•Series 2017-C01 1M2 4.787% (LIBOR01M + 3.55%) 7/25/29	465,000	490,402
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 3.437% (LIBOR01M + 2.20%) 2/25/24	227,598	234,907
•Series 2014-DN3 M3 5.237% (LIBOR01M + 4.00%) 8/25/24	244,865	261,188
•Series 2015-DN1 M3 5.387% (LIBOR01M + 4.15%) 1/25/25	600,000	644,820

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-DNA2 M3 5.137% (LIBOR01M + 3.90%) 12/25/27	500,000	$547,968
•Series 2015-DNA3 M2 4.087% (LIBOR01M + 2.85%) 4/25/28	710,074	736,600
•Series 2015-HQ1 M3 5.037% (LIBOR01M + 3.80%) 3/25/25	860,000	926,131
•Series 2015-HQA1 M2 3.887% (LIBOR01M + 2.65%) 3/25/28	868,150	887,193
•Series 2015-HQA2 M2 4.037% (LIBOR01M + 2.80%) 5/25/28	692,921	715,709
•Series 2016-DNA1 M3 6.787% (LIBOR01M + 5.55%) 7/25/28	250,000	293,260
•Series 2016-HQA1 M2 3.987% (LIBOR01M + 2.75%) 9/25/28	750,000	774,808
•Series 2016-HQA2 M2 3.487% (LIBOR01M + 2.25%) 11/25/28	275,000	282,754

Total Agency Collateralized Mortgage Obligations (Cost $10,733,464)		10,910,246

AGENCY MORTGAGE-BACKED SECURITIES–0.31%
Fannie Mae ARM
•2.625% (H15T1Y + 2.125%) 10/1/32	58,664	61,402
•2.754% (H15T1Y + 2.00%) 9/1/34	116,931	123,252
•2.876% (LIBOR12M + 1.126%) 4/1/38	17,663	18,825
•2.903% (LIBOR06M + 1.525%) 11/1/34	31,911	33,000
•2.936% (H15T1Y + 2.149%) 7/1/34	34,763	36,604
•2.978% (LIBOR12M + 1.555%) 10/1/35	282,575	293,216
•3.00% (LIBOR12M + 1.501%) 9/1/33	153,560	160,989
•3.031% (H15T1Y + 2.21%) 4/1/34	147,843	156,047
•3.129% (LIBOR12M + 1.355%) 10/1/37	25,671	26,641

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•3.177% (LIBOR12M + 1.52%) 11/1/37	43,863	$45,759
•3.186% (LIBOR12M + 1.436%) 4/1/38	124,508	129,137
•3.211% (H15T1Y + 2.211%) 6/1/35	648,163	682,460
•3.274% (LIBOR12M + 1.66%) 2/1/35	16,648	17,513
•3.327% (H15T1Y + 2.205%) 9/1/33	100,911	106,725
•3.382% (LIBOR12M + 1.804%) 1/1/37	6,774	7,150
•3.455% (LIBOR12M + 1.847%) 1/1/37	104,842	110,816
•3.50% (LIBOR12M + 1.75%) 3/1/35	30,400	31,880
•3.589% (LIBOR12M + 1.823%) 6/1/36	37,997	40,139
•3.59% (LIBOR12M + 1.842%) 5/1/36	9,231	9,759
•3.624% (LIBOR12M + 1.812%) 8/1/36	29,706	31,745
•3.674% (LIBOR12M + 1.84%) 5/1/38	108,880	116,110
Freddie Mac ARM
•2.75% (H15T1Y + 2.25%) 10/1/34	20,551	21,601
•2.923% (H15T1Y + 2.28%) 1/1/35	130,174	137,274
•2.938% (H15T1Y + 2.409%) 11/1/33	14,316	15,222
•2.964% (LIBOR06M + 1.589%) 1/1/36	20,143	20,842
•3.05% (H15T1Y + 2.25%) 3/1/34	15,247	16,110
•3.111% (H15T1Y + 2.248%) 1/1/35	130,378	137,598
•3.197% (H15T1Y + 2.357%) 8/1/31	23,778	24,667
•3.293% (H15T1Y + 2.439%) 4/1/30	42,266	44,188
•3.494% (LIBOR12M + 1.831%) 4/1/38	105,506	112,089
•3.575% (H15T1Y + 2.45%) 7/1/36	67,856	70,295
•3.581% (LIBOR12M + 2.049%) 11/1/36	15,755	16,719

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•3.609% (LIBOR12M + 1.88%) 5/1/38	46,326	$48,691
•3.674% (LIBOR12M + 1.869%) 5/1/38	303,729	321,786

Total Agency Mortgage-Backed Securities (Cost $3,178,903)		3,226,251

ΔCORPORATE BONDS–5.54%
Australia–0.22%
#BlueScope Steel Finance 144A 6.50% 5/15/21	200,000	209,960
#FMG Resources August 2006 Pty 144A 4.75% 5/15/22	100,000	101,625
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,499,017
#144A 2.25% 11/9/20	500,000	500,656

		2,311,258

Canada–0.12%
Canadian Natural Resources 1.75% 1/15/18	500,000	500,390
Royal Bank of Canada 2.10% 10/14/20	500,000	500,266
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20	250,000	250,625

		1,251,281

Cayman Islands–0.16%
Alibaba Group Holding 2.50% 11/28/19	600,000	605,270
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	500,000	500,183
JD.com 3.125% 4/29/21	300,000	299,966
#Park Aerospace Holdings 144A 5.25% 8/15/22	100,000	104,375
#•Seven & Seven 144A 2.452% (LIBOR06M + 1.00%) 9/11/19	120,000	119,338

		1,629,132

China–0.12%
#Export-Import Bank of China 144A 2.50% 7/31/19	600,000	604,273
Industrial & Commercial Bank of China 3.231% 11/13/19	600,000	609,681

		1,213,954

France–0.13%
#Dexia Credit Local 144A 2.375% 9/20/22	300,000	299,389

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔCORPORATE BONDS (continued)
France (continued)
#Electricite de France 144A 2.15% 1/22/19		1,000,000	$1,004,086

			1,303,475

Germany–0.12%
•Deutsche Bank 2.626% (LIBOR03M + 1.31%) 8/20/20		600,000	607,669
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	601,512

			1,209,181

Italy–0.19%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	771,078
Intesa Sanpaolo
3.875% 1/16/18		700,000	703,915
3.875% 1/15/19		500,000	510,578

			1,985,571

Luxembourg–0.06%
Allergan Funding 2.35% 3/12/18		600,000	601,814

			601,814

Mexico–0.02%
Coca-Cola Femsa 2.375% 11/26/18		250,000	251,816

			251,816

Netherlands–0.05%
#•ING Bank 144A 2.025% (LIBOR03M + 0.69%) 10/1/19		500,000	503,595

			503,595

Republic of Korea–0.03%
#Woori Bank 144A 4.75% 4/30/24		350,000	364,829

			364,829

South Africa–0.00%
#*K2016470219 South Africa 144A PIK 3.00% 12/31/22		92,050	5,072

			5,072

Spain–0.01%
Banco Popular Espanol 1.00% 3/3/22	EUR	100,000	122,172

			122,172

United Kingdom–0.26%
Delphi Automotive 3.15% 11/19/20		800,000	819,124
HSBC Holdings 3.40% 3/8/21		200,000	206,327
#Imperial Brands Finance 144A 2.95% 7/21/20		400,000	406,343
#Petrofac 144A 3.40% 10/10/18		200,000	199,125

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom (continued)
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20	500,000	$501,477
#Sinopec Group Overseas Development 2017 144A 2.375% 4/12/20	300,000	300,317
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	300,000	303,057

		2,735,770

United States–4.05%
#Amazon.com 144A 2.40% 2/22/23	300,000	299,642
American Tower
3.30% 2/15/21	500,000	512,734
3.40% 2/15/19	300,000	305,574
•Amgen 1.915% (LIBOR03M + 0.60%) 5/22/19	1,000,000	1,007,275
Anadarko Petroleum 4.85% 3/15/21	200,000	212,263
Anheuser-Busch InBev Finance 2.65% 2/1/21	600,000	610,217
•Apple 2.134% (LIBOR03M + 0.82%) 2/22/19	400,000	404,440
AT&T 2.45% 6/30/20	700,000	705,441
Bank of America
2.151% 11/9/20	400,000	399,055
•2.344% (LIBOR03M + 1.04%) 1/15/19	1,000,000	1,010,019
2.65% 4/1/19	700,000	706,558
•Bank of New York Mellon 2.184% (LIBOR03M + 0.87%) 8/17/20	500,000	508,980
Baxalta 2.875% 6/23/20	500,000	507,791
Beazer Homes USA 5.75% 6/15/19	3,000,000	3,161,250
#California Resources 144A 8.00% 12/15/22	73,000	47,724
Calpine 5.375% 1/15/23	900,000	879,885
Capital One Bank USA 2.30% 6/5/19	800,000	802,563
Capital One Financial 2.50% 5/12/20	300,000	301,580
CIT Group 5.00% 8/15/22	83,000	90,030
Citigroup
•2.074% (LIBOR03M + 0.77%) 4/8/19	200,000	201,249
2.40% 2/18/20	800,000	806,424
CNH Industrial Capital 3.875% 10/15/21	400,000	412,050
#DAE Funding 144A 4.00% 8/1/20	200,000	204,500

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
#Dell International 144A 3.48% 6/1/19	400,000	$408,107
Devon Energy 3.25% 5/15/22	300,000	303,857
Dollar General 1.875% 4/15/18	500,000	500,586
Dominion Energy 2.50% 12/1/19	500,000	504,542
EI du Pont de Nemours & Co. 2.20% 5/1/20	100,000	100,681
Enable Midstream Partners 2.40% 5/15/19	400,000	398,978
Energy Transfer 4.15% 10/1/20	100,000	104,508
EnLink Midstream Partners 2.70% 4/1/19	100,000	100,322
Enterprise Products Operating 2.55% 10/15/19	200,000	201,942
Fiserv 2.70% 6/1/20	600,000	607,314
Ford Motor Credit 3.157% 8/4/20	300,000	306,324
•Goldman Sachs Group 2.52% (LIBOR03M + 1.20%) 9/15/20	1,600,000	1,630,973
HCA 5.875% 5/1/23	100,000	109,000
Hewlett Packard Enterprise
#144A 2.10% 10/4/19	200,000	200,166
•3.273% (LIBOR03M + 1.93%) 10/5/18	600,000	609,354
HSBC USA 2.00% 8/7/18	600,000	602,021
#Jackson National Life Global Funding 144A 2.25% 4/29/21	500,000	498,215
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	500,560
2.20% 10/22/19	1,000,000	1,006,266
2.40% 6/7/21	200,000	200,785
Juniper Networks 3.125% 2/26/19	500,000	507,974
Kinder Morgan 3.05% 12/1/19	200,000	203,719
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	303,356
Kraft Heinz Foods
2.00% 7/2/18	500,000	501,119
3.50% 6/6/22	500,000	518,344
Kroger 2.60% 2/1/21	500,000	500,956
Lockheed Martin 1.85% 11/23/18	300,000	300,335
Marriott International 2.875% 3/1/21	800,000	811,920
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,006,371
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	300,000	318,840
Morgan Stanley
•2.163% (LIBOR03M + 0.85%) 1/24/19	500,000	503,529

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued)
•2.457% (LIBOR03M + 1.14%) 1/27/20	800,000	$812,614
2.80% 6/16/20	400,000	406,936
Navient
5.50% 1/15/19	200,000	207,176
6.625% 7/26/21	100,000	107,250
#NBCUniversal Enterprise 144A 1.974% 4/15/19	600,000	602,132
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,005,521
#Nuveen Finance 144A 2.95% 11/1/19	300,000	305,144
#PetSmart 144A 7.125% 3/15/23	300,000	234,690
Procter & Gamble 1.70% 11/3/21	200,000	197,907
Protective Life Global Funding
#144A 1.722% 4/15/19	300,000	299,064
#144A 2.262% 4/8/20	400,000	400,195
•Prudential Financial 2.095% (LIBOR03M + 0.78%) 8/15/18	600,000	603,578
PSEG Power 3.00% 6/15/21	500,000	509,579
Regions Financial 2.00% 5/15/18	500,000	500,060
Reynolds American 2.30% 6/12/18	500,000	502,283
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	324,910
Sanchez Energy 7.75% 6/15/21	150,000	142,875
Sempra Energy 2.85% 11/15/20	700,000	711,408
Southern 2.35% 7/1/21	400,000	398,130
#Sprint Communications 144A 9.00% 11/15/18	37,000	39,791
#Sprint Spectrum 144A 3.36% 9/20/21	200,000	203,500
#Talen Energy Supply 144A 9.50% 7/15/22	200,000	185,500
Tenet Healthcare
5.50% 3/1/19	160,000	163,800
#144A 7.50% 1/1/22	100,000	106,125
Time Warner 2.10% 6/1/19	500,000	501,028
TransDigm 6.00% 7/15/22	400,000	416,000
United Technologies 4.50% 4/15/20	500,000	530,977
Verizon Communications 2.625% 2/21/20	588,000	598,026
Viacom 2.75% 12/15/19	257,000	259,525
Walgreen 3.10% 9/15/22	300,000	305,977
Wells Fargo
•2.193% (LIBOR03M + 0.88%) 7/22/20	1,100,000	1,116,985
2.50% 3/4/21	200,000	201,470

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	$707,398

		42,075,762

Total Corporate Bonds (Cost $57,146,765)		57,564,682

MUNICIPAL BONDS–0.06%
Commonwealth of Pennsylvania Series 5.00% 1/15/20	400,000	433,748
State of Texas Series A 5.00% 4/1/21	180,000	203,274

Total Municipal Bonds (Cost $630,275)		637,022

NON-AGENCY ASSET-BACKED SECURITIES–1.47%
•American Express Credit Account Master Trust Series 2008-2 A 2.494% (LIBOR01M + 1.26%) 9/15/20	300,000	301,371
#•Atrium X Series 10A CR 144A 3.254% (LIBOR03M + 1.95%) 7/16/25	150,000	150,762
#•BlueMountain Fuji US CLO Series 2017-2A B 144A 3.481% (LIBOR03M + 2.15%) 10/20/30	350,000	351,750
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.504% (LIBOR03M + 1.20%) 10/15/26	820,000	823,513
Carlyle US CLO
#•Series 2017-1A A1A 144A 2.461% (LIBOR03M + 1.30%) 4/20/31	800,000	809,446
#•Series 2017-2A B 144A 3.731% (LIBOR03M + 2.40%) 7/20/31	250,000	251,469
#•Catamaran CLO Series 2014-2A BR 144A 4.254% (LIBOR03M + 2.95%) 10/18/26	606,600	609,450
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% (LIBOR01M + 4.76%) 9/21/45	113,654	114,164
•Chase Issuance Trust Series 2014-A5 A5 1.604% (LIBOR01M + 0.37%) 4/15/21	750,000	753,300
Colony American Homes
#•Series 2014-1A A 144A 2.384% (LIBOR01M + 1.15%) 5/17/31	255,882	256,953

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Colony American Homes (continued)
#•Series 2014-1A C 144A 3.084% (LIBOR01M + 1.85%) 5/17/31	100,000	$100,367
#•Series 2014-2A A 144A 2.186% (LIBOR01M + 0.95%) 7/17/31	135,883	136,053
#•Series 2015-1A A 144A 2.434% (LIBOR01M + 1.20%) 7/17/32	537,125	539,495
•Conseco Finance Series 1997-3 A7 7.64% 3/15/28	38,868	39,355
Discover Card Execution Note Trust
•Series 2013-A6 A6 1.684% (LIBOR01M + 0.45%) 4/15/21	580,000	582,360
•Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21	800,000	803,900
#•Dryden 34 Senior Loan Fund Series 2014-34A AR 144A 2.464% (LIBOR03M + 1.16%) 10/15/26	800,000	804,603
#•Dryden 38 Senior Loan Fund Series 2015-38A A 144A 2.734% (LIBOR03M + 1.43%) 7/15/27	542,857	547,336
#•Dryden 49 Senior Loan Fund Series 2017-49A C 144A 3.678% (LIBOR03M + 2.35%) 7/18/30	100,000	100,875
#•Flatiron CLO Series 2014-1A BR 144A 3.558% (LIBOR03M + 2.40%) 7/17/26	350,000	350,055
Invitation Homes Trust
#•Series 2014-SFR2 A 144A 2.335% (LIBOR01M + 1.10%) 9/17/31	483,809	485,202
#•Series 2014-SFR2 B 144A 2.834% (LIBOR01M + 1.60%) 9/17/31	740,000	739,999
#•Series 2015-SFR1 A 144A 2.684% (LIBOR01M + 1.45%) 3/17/32	208,979	210,512
#•Series 2015-SFR2 A 144A 2.584% (LIBOR01M + 1.35%) 6/17/32	320,778	323,066

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust (continued)
#•Series 2015-SFR3 A 144A 2.534% (LIBOR01M + 1.30%) 8/17/32	267,321	$269,206
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 4.487% (LIBOR01M + 3.25%) 3/25/32	107,173	109,200
#•Madison Park Funding XXIII Series 2017-23A C 144A 3.659% (LIBOR03M + 2.35%) 7/27/30	400,000	402,106
#•Octagon Investment Partners 24 Series 2015-1A A1 144A 2.766% (LIBOR03M + 1.45%) 5/21/27	170,000	170,076
#•Octagon Investment Partners 31 Series 2017-1A C 144A 3.61% (LIBOR03M + 2.40%) 7/20/30	65,415	65,972
•◆Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 2.182% (LIBOR01M + 0.945%) 2/25/35	7,202	7,212
•RAAC Trust Series 2004-SP1 AII 1.937% (LIBOR01M + 0.70%) 3/25/34	207,812	202,723
Towd Point Mortgage Trust
#•Series 2015-3 A1B 144A 3.00% 3/25/54	144,430	145,730
#•Series 2016-1 A1 144A 3.50% 2/25/55	542,999	554,113
#•Series 2016-5 A1 144A 2.50% 10/25/56	389,167	388,773
#•Series 2017-1 A1 144A 2.75% 10/25/56	355,805	357,678
#•Series 2017-2 A1 144A 2.75% 4/25/57	472,618	475,151
#•Series 2017-4 A1 144A 2.75% 6/25/57	392,568	394,357
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 2.571% (LIBOR01M + 1.25%) 5/17/32	628,074	632,181
West CLO
#•Series 2014-1A A2R 144A 2.675% (LIBOR03M + 1.35%) 7/18/26	310,000	311,250

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
West CLO (continued)
#•Series 2014-1A BR 144A 3.175% (LIBOR03M + 1.85%) 7/18/26	560,000	$561,296

Total Non-Agency Asset-Backed Securities (Cost $15,178,110)		15,232,380

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.49%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 2.237% (LIBOR01M + 1.00%) 9/25/34	70,184	70,576
•◆CHL Mortgage Pass Through Trust Series 2004-11 2A1 3.135% 7/25/34	82,679	82,829
#•CSMC Trust Series 2014-IVR3 A1 144A 3.50% 7/25/44	130,674	132,343
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.809% 12/25/34	167,737	165,012
•HarborView Mortgage Loan Trust Series 2004-1 3A 3.207% 4/19/34	228,019	235,625
•Impac Secured Assets Series 2004-4 M1 2.002% (LIBOR01M + 0.765%) 2/25/35	100,000	100,056
•IndyMac Index Mortgage Loan Trust Series 2005-AR1 1A1 3.324% 3/25/35	330,509	324,642
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.49% 2/25/34	302,325	304,136
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.977% (LIBOR01M + 0.74%) 3/25/28	49,989	47,845
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 3.418% 10/25/34	269,581	269,008
•Series 2004-10AR 2A2 3.445% 11/25/34	227,317	230,973
•New York Mortgage Trust Series 2005-3 M1 1.912% (LIBOR01M + 0.675%) 2/25/36	28,483	25,369
•Sequoia Mortgage Trust Series 2004-10 A2 1.876% (LIBOR01M + 0.64%) 11/20/34	351,895	348,168
•Structured ARM Loan Trust Series 2004-12 3A1 3.216% 9/25/34	276,759	276,200

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.977% (LIBOR01M + 0.74%) 10/19/33	335,837	$316,644
•Series 2003-AR2 A1 1.977% (LIBOR01M + 0.74%) 12/19/33	79,563	76,979
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.937% (LIBOR01M + 0.70%) 1/19/34	281,600	274,010
•Series 2004-AR6 A1A 1.937% (LIBOR01M + 0.70%) 2/19/35	309,012	305,146
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.877% (LIBOR01M + 0.64%) 9/25/43	243,298	235,008
WaMu Mortgage Pass Through Certificates Trust
•◆Series 2005-AR8 2AB2 1.657% (LIBOR01M + 0.42%) 7/25/45	126,548	123,407
•◆Series 2005-AR19 A1A1 1.507% (LIBOR01M + 0.27%) 12/25/45	330,011	319,142
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.994% 11/25/33	261,728	264,468
•Series 2003-O 1A2 2.907% 1/25/34	88,518	90,879
•Series 2004-X 1A1 3.294% 11/25/34	110,624	111,505
•Series 2005-AR9 2A2 3.53% 10/25/33	317,818	316,398

Total Non-Agency Collateralized Mortgage Obligations (Cost $4,983,549)		5,046,368

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES–0.27%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.879% 9/10/45	130,869	130,799
•Series 2006-4 AJ 5.695% 7/10/46	43,789	44,333
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.437% 7/15/44	82,059	81,947
•Citigroup Commercial Mortgage Trust Series 2015-GC27 XA 1.567% 2/10/48	1,957,395	153,790

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.959% 7/10/38	351,000	$328,217
•Series 2006-GG7 AM 5.959% 7/10/38	107,911	108,806
•Csail Commercial Mortgage Trust Series 2015-C2 XA 1.001% 6/15/57	6,807,667	317,759
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	150,000	152,604
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	2,192	2,189
•Series 2005-LDP5 F 5.888% 12/15/44	264,063	263,424
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.54% 11/12/37	41,030	40,986
Morgan Stanley Capital I Trust
•Series 2007-IQ16 AM 6.321% 12/12/49	157,991	158,188
•Series 2007-IQ16 AMA 6.317% 12/12/49	335,497	337,641
Multi Security Asset Trust Commercial Mortgage-Backed Securities Pass-Through
#•◆Series 2005-RR4A J 144A 5.88% 11/28/35	420,000	419,093
#•◆Series 2005-RR4A K 144A 5.88% 11/28/35	260,000	266,198
#•Resource Capital Series 2015-CRE4 A 144A 2.634% (LIBOR01M + 1.40%) 8/15/32	26,164	26,120

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,944,741)		2,832,094

LOAN AGREEMENTS–0.88%
•Air Canada Tranche B 1st Lien 3.568% (LIBOR03M + 2.25%) 10/6/23	6,423	6,464
•Allison Transmission Tranche B 1st Lien 3.24% (LIBOR03M + 2.00%) 9/23/22	114,780	115,318
•Altice US Finance I Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 7/28/25	24,866	24,792
•AMC Entertainment Holdings Tranche B 1st Lien 3.285% (LIBOR03M + 2.75%) 12/15/22	15,091	15,084

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•AMC Entertainment Holdings Tranche B 1st Lien (continued)
3.484% (LIBOR03M + 2.25%) 12/15/23	86,007	$85,781
•Appvion Tranche B 1st Lien 7.83% (LIBOR03M + 6.50%) 6/28/19	149,211	142,870
•Aramark Services Tranche A 1st Lien 2.989% (LIBOR03M + 1.75%) 3/28/22	20,424	20,488
•Aristocrat International Pty Tranche B2 1st Lien 3.307% (LIBOR03M + 2.00%) 10/20/21	16,621	16,686
•Ascena Retail Group 1st Lien 5.75% (LIBOR03M + 4.50%) 8/21/22	336,116	275,336
•Ashland Tranche B 1st Lien 3.319% (LIBOR03M + 2.00%) 5/25/24	82,685	83,099
•Avis Budget Car Rental Tranche B 1st Lien 3.34% (LIBOR03M + 2.00%) 3/15/22	205,952	205,211
•Bowie Resource Holdings Tranche B 1st Lien 6.984% (LIBOR03M + 5.75%) 8/12/20	149,625	145,323
•Calpine Construction Finance 3.49% (LIBOR03M + 2.25%) 5/3/20	198,446	198,396
•Caraustar Industries 1st Lien 6.833% (LIBOR03M + 5.50%) 3/9/22	35,879	35,991
•Chemours Tranche B1 1st Lien 3.74% (LIBOR03M + 2.50%) 5/12/22	85,518	86,106
•Ciena Tranche B 1st Lien 3.736% (LIBOR03M + 2.50%) 1/30/22	24,722	24,845
•CommScope Tranche B 1st Lien 3.235% (LIBOR03M + 2.00%) 12/29/22	58,332	58,609
•Consolidated Communications Tranche B 1st Lien 4.24% (LIBOR03M + 3.00%) 10/5/23	24,073	23,504
•CSC Holdings Tranche B 1st Lien 3.484% (LIBOR03M + 2.25%) 7/17/25	82,832	82,499
•Cyanco Intermediate 1st Lien 5.735% (LIBOR03M + 4.50%) 4/29/20	54,305	54,730
•Dell International Tranche A3 1st Lien 3.20% (LIBOR03M + 2.00%) 12/31/18	104,098	104,228

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Dollar Tree Tranche A 1st Lien 2.75% (LIBOR03M + 1.50%) 7/6/20	52,128	$52,242
•EFS Cogen Holdings I Tranche B 1st Lien 4.84% (LIBOR03M + 3.50%) 6/28/23	15,297	15,508
•Endo International Tranche B 1st Lien 5.50% (LIBOR03M + 4.25%) 4/27/24	219,109	221,574
•Evergreen Acqco 1 Tranche C 1st Lien 5.064% (LIBOR03M + 3.75%) 10/3/19	183,558	172,407
•FGI Operating Tranche B 1st Lien 5.50% (LIBOR03M + 4.25%) 4/19/19	906,826	706,758
•Fieldwood Energy 1st Lien 4.208% (LIBOR03M + 2.875%) 9/28/18	604,108	558,044
•Global Payments Tranche A2 1st Lien 2.946% (LIBOR03M + 1.75%) 5/2/22	78,119	78,087
•Global Telecommunciations Link Tranche B 1st Lien 5.333% (LIBOR03M + 4.00%) 5/21/20	26,318	26,624
•Gray Television Tranche B 1st Lien 3.737% (LIBOR03M + 2.50%) 2/7/24	180,455	181,620
•Greektown Holdings Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 4/25/24	225,370	225,793
•Harsco 1st Lien 6.25% (LIBOR03M + 5.00%) 11/2/23	28,940	29,386
•Helix Gen Funding Tranche B 1st Lien 5.083% (LIBOR03M + 3.75%) 6/3/24	496,573	502,636
•Hertz Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 6/30/23	298,489	296,890
•INC Research Holdings Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 6/26/24	132,404	133,021
•JBS USA LUX Tranche B 1st Lien 3.804% (LIBOR03M + 2.50%) 10/30/22	220,193	217,900
•Kar Auction Services Tranche B5 1st Lien 3.875% (LIBOR03M + 2.50%) 3/9/23	47,652	47,987
•Leidos Innovations Tranche B 1st Lien 2.25% (LIBOR03M + 2.25%) 8/16/23	22,578	22,747

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Lightstone Holdco Tranche B 1st Lien 5.735% (LIBOR03M + 4.50%) 1/30/24	391,675	$390,778
•Lightstone Holdco Tranche C 1st Lien 5.735% (LIBOR03M + 4.50%) 1/30/24	24,405	24,349
•Lions Gate Entertainment 1st Lien 3.235% (LIBOR03M + 2.00%) 12/8/21	64,744	64,825
•MKS Instruments Tranche B 1st Lien 3.489% (LIBOR03M + 2.25%) 4/29/23	31,851	32,150
•Navios Maritime Midstream Partners Tranche B 1st Lien 5.83% (LIBOR03M + 4.50%) 6/18/20	132,302	131,641
•Navistar Tranche B 1st Lien 5.24% (LIBOR03M + 4.00%) 8/7/20	133,521	134,439
•NRG Energy Tranche B 1st Lien 3.583% (LIBOR03M + 2.25%) 6/30/23	118,500	118,735
•OCI Beaumont Tranche B3 1st Lien 8.064% (LIBOR03M + 6.75%) 8/20/19	354,149	357,986
•ON Semiconductor Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 3/31/23	195,772	196,700
•Onsite Rental Group Operations Pty Tranche B 1st Lien 5.737% (LIBOR03M + 4.50%) 7/31/21	246,658	201,026
•OSG Bulk Ships Tranche B - Exit 1st Lien 5.57% (LIBOR03M + 4.25%) 8/5/19	107,601	102,625
•Oxbow Carbon Tranche B 1st Lien 4.735% (LIBOR03M + 3.50%) 1/19/20	74,011	74,682
•PetSmart 1st Lien 4.24% (LIBOR03M + 3.00%) 3/10/22	305,172	258,951
•Rackspace Hosting Tranche B 1st Lien 4.311% (LIBOR03M + 3.00%) 11/3/23	48,355	48,361
•Russell Investments US Institutional Holdco Tranche B 1st Lien 5.49% (LIBOR03M + 4.25%) 6/1/23	26,052	26,486
•Smart & Final Stores Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 11/15/22	99,791	96,517

	Principal Amount°		Value (U.S. $)

LOAN AGREEMENTS (continued)
•Spectrum Brands Tranche B 1st Lien 3.314% (LIBOR03M + 2.00%) 6/23/22		194,025	$195,413
•Sungard Availability Services Capital Tranche B 1st Lien 6.235% (LIBOR03M + 5.00%) 3/31/19		279,776	262,056
•TI Group Automotive Systems Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 6/30/22		124,664	125,054
•United Airlines Tranche B 1st Lien 3.561% (LIBOR03M + 2.25%) 4/1/24		26,933	27,062
•UPC Financing Partnership Tranche AP 1st Lien 3.984% (LIBOR03M + 2.75%) 4/15/25		30,254	30,384
•US Renal Care 1st Lien 5.583% (LIBOR03M + 4.25%) 12/31/22		198,987	193,167
•UTEX Industries Tranche B 1st Lien 5.235% (LIBOR03M + 4.00%) 5/22/21		358,172	323,250
•Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.99% (LIBOR03M + 4.75%) 4/1/22		112,543	114,676
•Western Digital 1st Lien 3.985% (LIBOR03M + 2.75%) 4/29/23		66,656	67,168
•WEX Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 7/1/23		94,097	95,224
•XPO Logistics Tranche B 1st Lien 3.554% (LIBOR03M + 2.25%) 10/30/21		187,979	188,620

Total Loan Agreements (Cost $9,595,922)			9,176,909

ΔSOVEREIGN BONDS–52.08%
Australia–6.24%
Australia Government Bonds
2.75% 10/21/19	AUD	6,000,000	4,781,749
2.75% 11/21/27	AUD	14,000,000	10,896,262
3.25% 4/21/25	AUD	32,500,000	26,487,839
4.75% 4/21/27	AUD	15,500,000	14,146,953
5.25% 3/15/19	AUD	10,400,000	8,555,369

			64,868,172

Brazil–1.28%
≠Brazil Letras Do Tesouro Nacional 12.31% 7/1/20	BRL	3,040,000	769,268

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazil Notas do Tesouro Nacional Series B 6.00% 8/15/18	BRL	100,000	$98,030
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,810,000	1,575,669
10.00% 1/1/23	BRL	15,614,000	5,087,469
10.00% 1/1/25	BRL	13,825,000	4,484,980
10.00% 1/1/27	BRL	3,889,000	1,252,971

			13,268,387

Canada–2.02%
Canadian Government Bonds
0.75% 9/1/21	CAD	7,500,000	5,804,408
1.50% 6/1/26	CAD	11,400,000	8,718,727
1.75% 3/1/19	CAD	4,500,000	3,614,823
5.00% 6/1/37	CAD	2,600,000	2,912,000

			21,049,958

France–5.21%
French Republic Government Bond O.A.T.
≠0.10% 5/25/20	EUR	14,450,000	17,294,224
0.50% 5/25/25	EUR	16,500,000	19,688,134
#144A 1.25% 5/25/36	EUR	10,550,000	12,054,561
3.00% 4/25/22	EUR	3,800,000	5,155,921

			54,192,840

Germany–1.63%
Bundesobligation 0.00% 10/8/21	EUR	2,000,000	2,406,642
Bundesrepublik Deutschland
0.50% 8/15/27	EUR	3,500,000	4,151,430
1.00% 8/15/24	EUR	3,000,000	3,792,296
4.00% 1/4/37	EUR	1,000,000	1,811,003
Bundesschatzanweisungen 0.00% 6/14/19	EUR	4,000,000	4,787,726

			16,949,097

Ghana–0.25%
Ghana Government Bonds
18.75% 1/24/22	GHS	1,280,000	303,719
19.00% 11/2/26	GHS	3,850,000	944,985
19.75% 3/25/24	GHS	1,280,000	315,857
19.75% 3/15/32	GHS	3,850,000	951,528
21.50% 3/9/20	GHS	50,000	12,226
24.50% 6/21/21	GHS	50,000	13,507
24.75% 3/1/21	GHS	50,000	13,461
24.75% 7/19/21	GHS	50,000	13,644

			2,568,927

India–1.41%
India Government Bonds
8.13% 9/21/22	INR	840,000,000	13,615,832
8.83% 11/25/23	INR	60,000,000	1,009,596

			14,625,428

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Indonesia–1.46%
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	130,488,000,000	$10,089,167
8.25% 7/15/21	IDR	2,600,000,000	206,983
8.375% 3/15/34	IDR	29,440,000,000	2,411,440
8.75% 5/15/31	IDR	14,332,000,000	1,235,123
9.00% 3/15/29	IDR	5,142,000,000	449,150
10.00% 2/15/28	IDR	7,040,000,000	646,192
10.50% 8/15/30	IDR	1,160,000,000	112,789

			15,150,844

Japan–11.24%
Japan Bank for International Cooperation 2.125% 6/1/20		200,000	200,234
Japan Government 5 yr Bonds 0.10% 6/20/26	JPY	3,410,000,000	30,522,780
Japan Government 10 yr Bonds
0.10% 6/20/21	JPY	3,200,000,000	28,643,363
1.30% 3/20/19	JPY	650,000,000	5,897,650
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	900,000,000	7,551,154
1.50% 3/20/34	JPY	970,000,000	10,139,722
1.60% 6/20/30	JPY	350,000,000	3,660,734
1.90% 3/22/21	JPY	809,000,000	7,688,466
1.90% 6/20/25	JPY	653,000,000	6,658,749
Japan Government 30 yr Bonds
0.30% 6/20/46	JPY	950,000,000	7,299,098
1.70% 9/20/44	JPY	795,000,000	8,619,390

			116,881,340

Malaysia–0.74%
Malaysia Government Bonds
3.314% 10/31/17	MYR	4,230,000	1,001,977
3.654% 10/31/19	MYR	4,000,000	953,937
3.90% 11/30/26	MYR	11,000,000	2,592,178
4.181% 7/15/24	MYR	13,023,000	3,139,137

			7,687,229

Mexico–4.65%
Mexican Bonos
4.75% 6/14/18	MXN	94,340,000	5,104,359
5.00% 12/11/19	MXN	357,130,000	18,928,674
6.50% 6/10/21	MXN	85,000,000	4,643,446
7.50% 6/3/27	MXN	77,500,000	4,445,461
7.75% 12/14/17	MXN	3,000,000	164,990
7.75% 11/23/34	MXN	75,000,000	4,374,959
8.50% 12/13/18	MXN	174,350,000	9,742,632
Mexican Udibonos
2.50% 12/10/20	MXN	4,359,060	235,468
3.50% 12/14/17	MXN	7,979,001	440,656
4.00% 6/13/19	MXN	5,534,668	308,774

			48,389,419

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand–6.30%
New Zealand Government Bonds
4.50% 4/15/27	NZD	25,450,000	$20,710,610
5.00% 3/15/19	NZD	7,500,000	5,655,056
5.50% 4/15/23	NZD	22,450,000	18,682,925
6.00% 12/15/17	NZD	4,330,000	3,155,150
6.00% 5/15/21	NZD	21,150,000	17,262,410

			65,466,151

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	145,779

			145,779

Philippines–0.37%
Philippine Government Bonds
2.125% 5/23/18	PHP	82,264,000	1,613,869
3.375% 8/20/20	PHP	6,330,000	123,567
3.875% 11/22/19	PHP	88,610,000	1,754,031
5.00% 8/18/18	PHP	6,960,000	139,549
5.875% 1/31/18	PHP	9,410,000	187,414

			3,818,430

Poland–2.20%
Republic of Poland Government Bonds
1.50% 4/25/20	PLN	20,000,000	5,416,827
1.75% 7/25/21	PLN	17,000,000	4,558,180
2.50% 7/25/26	PLN	13,000,000	3,353,316
5.75% 4/25/29	PLN	28,000,000	9,515,626

			22,843,949

Republic of Korea–0.58%
Korea Treasury Bonds
3.00% 9/10/24	KRW	3,104,000,000	2,836,577
3.375% 9/10/23	KRW	1,004,000,000	933,824
3.50% 3/10/24	KRW	2,362,000,000	2,222,996

			5,993,397

Serbia–0.02%
#Serbia International Bond 144A 5.25% 11/21/17		200,000	200,949

			200,949

Singapore–2.41%
Singapore Government Bonds
2.00% 7/1/20	SGD	13,000,000	9,730,473
2.375% 6/1/25	SGD	10,000,000	7,560,175
2.875% 9/1/30	SGD	10,000,000	7,825,574

			25,116,222

South Africa–0.13%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	60,000	3,203
7.00% 2/28/31	ZAR	930,000	57,344
8.00% 1/31/30	ZAR	4,530,000	308,231

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
South Africa (continued)
Republic of South Africa Government Bonds (continued)
8.25% 3/31/32	ZAR	3,230,000	$218,627
8.50% 1/31/37	ZAR	70,000	4,664
8.875% 2/28/35	ZAR	3,030,000	211,614
10.50% 12/21/26	ZAR	7,005,000	581,148

			1,384,831

Spain–2.97%
Spain Government Bonds
1.40% 1/31/20	EUR	9,200,000	11,278,278
#144A 1.60% 4/30/25	EUR	8,550,000	10,517,165
#144A 4.20% 1/31/37	EUR	5,998,000	9,059,079

			30,854,522

Thailand–0.67%
Thailand Government Bond 3.875% 6/13/19	THB	224,000,000	6,990,694

			6,990,694

Ukraine–0.29%
#µUkraine Government International Bonds GDP Linked 144A 0.00% 5/31/40		5,516,000	2,996,060

			2,996,060

Total Sovereign Bonds (Cost $522,271,992)			541,442,625

SUPRANATIONAL BANKS–2.07%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,861,018
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	10,701,080

Total Supranational Banks (Cost $20,843,082)			21,562,098

U.S. TREASURY OBLIGATIONS–28.54%
U.S. Treasury Bonds
2.50% 2/15/46		3,830,000	3,562,723
3.125% 8/15/44		11,000,000	11,607,578
3.625% 8/15/43		7,000,000	8,034,687
4.50% 5/15/38		11,500,000	14,856,787
5.375% 2/15/31		7,650,000	10,255,034
U.S. Treasury Inflation Index Notes
0.125% 4/15/21		774,615	777,285
0.125% 1/15/22		2,487,496	2,496,583
0.125% 7/15/22		638,676	642,080
1.375% 1/15/20		1,245,178	1,290,150
1.875% 7/15/19		1,576,355	1,642,563
U.S. Treasury Notes
0.625% 4/30/18		23,200,000	23,116,206

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.875% 6/15/19	2,700,000	$2,674,371
1.00% 8/31/19	26,000,000	25,776,054
1.125% 4/30/20	25,000,000	24,727,540
1.375% 2/28/19	4,500,000	4,497,627
1.50% 2/28/19	4,000,000	4,004,297
1.625% 3/31/19	1,000,000	1,003,086
1.625% 6/30/19	25,000,000	25,075,195
1.625% 8/31/19	2,100,000	2,106,152
1.625% 12/31/19	6,000,000	6,014,297
1.625% 8/15/22	36,440,000	35,980,940
1.625% 2/15/26	30,200,000	28,718,901
1.75% 9/30/19	26,596,000	26,734,693
2.125% 12/31/21	3,000,000	3,034,336
2.50% 5/15/24	20,000,000	20,459,766
3.125% 5/15/19	4,000,000	4,108,750
3.375% 11/15/19	500,000	519,629
3.625% 8/15/19	2,900,000	3,016,170

Total U.S. Treasury Obligations (Cost $294,672,386)		296,733,480

	Number of Shares

COMMON STOCK–0.01%
†=Holdco Class A	1,232,692	910
†Energy XXI Gulf Coast	3,847	39,778
†Halcon Resources	4,396	29,893

Total Common Stock (Cost $154,138)		70,581

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–0.18%
PowerShares Senior Loan Portfolio	83,000	$1,922,280

Total Exchange-Traded Fund (Cost $1,920,565)		1,922,280

MONEY MARKET FUND–3.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	34,791,116	34,791,116

Total Money Market Fund (Cost $34,791,116)		34,791,116

	Principal Amount°

SHORT-TERM INVESTMENTS–0.93%
≠Discount Note–0.23%
Federal Farm Credit 0.35% 10/2/17	2,365,000	2,364,954

		2,364,954

≠U.S. Treasury Obligation–0.70%
U.S. Treasury Bill 0.885% 10/26/17	7,300,000	7,295,468

		7,295,468

Total Short-Term Investments (Cost $9,660,290)		9,660,422

TOTAL VALUE OF SECURITIES–97.23% (Cost $988,705,298)	1,010,808,554
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.77%	28,823,253

NET ASSETS APPLICABLE TO 91,963,670 SHARES OUTSTANDING–100.00%	$1,039,631,807

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $62,145,593, which represents 5.98% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

«	Includes $803,443 cash collateral held at broker and $514,832 due to broker for certain open derivatives as of September 30, 2017.

*	PIK. 100% of the income received was in the form of additional par.

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(1,236,123)	USD	1,415,361	10/10/17	$—	$(46,491)
BAML	EUR	(112,716)	USD	133,996	10/17/17	646	—
BAML	EUR	(1,236,123)	USD	1,478,898	12/7/17	12,250	—
BAML	JPY	(122,220,000)	USD	1,125,652	4/18/18	27,677	—
BAML	JPY	(34,125,000)	USD	312,500	5/25/18	5,278	—
BCLY	EUR	(11,112,782)	USD	13,053,296	10/31/17	—	(103,999)
BCLY	EUR	(705,000)	USD	832,894	11/24/17	—	(2,899)
BCLY	EUR	(762,446)	USD	917,554	11/30/17	13,341	—
BCLY	JPY	(108,530,000)	USD	1,003,708	10/24/17	37,997	—
BCLY	JPY	(11,394,000)	USD	104,619	11/24/17	3,099	—
BCLY	JPY	(288,100,000)	USD	2,544,333	1/16/18	—	(30,875)
BCLY	JPY	(49,760,000)	USD	450,643	1/31/18	5,501	—
BCLY	JPY	(13,360,000)	USD	122,557	2/15/18	2,946	—
BCLY	JPY	(81,840,000)	USD	756,817	2/28/18	23,595	—
BCLY	JPY	(24,430,094)	USD	222,868	3/19/18	3,771	—
BCLY	JPY	(192,553,560)	USD	1,743,860	3/26/18	16,318	—
BCLY	JPY	(79,441,000)	USD	721,151	6/29/18	4,495	—
BNYM	AUD	(82,930,500)	USD	65,795,932	10/26/17	767,425	—
BNYM	CAD	(17,625,000)	USD	14,092,918	10/26/17	—	(35,072)
BNYM	EUR	(6,322,000)	USD	7,400,596	10/26/17	—	(82,465)
BNYM	GBP	50,337,000	USD	(65,881,485)	10/26/17	1,631,282	—
BNYM	JPY	(7,420,445,000)	USD	66,651,584	10/26/17	616,903	—
BNYM	MXN	186,475,500	USD	(10,353,710)	10/26/17	—	(160,212)
BNYM	NZD	(91,086,000)	USD	67,367,842	10/26/17	1,612,466	—
BNYM	PLN	(42,926,000)	USD	11,731,333	10/26/17	—	(32,037)
BNYM	SGD	(34,090,000)	USD	25,078,970	10/26/17	—	(60,994)
CITI	AUD	(1,703,000)	USD	1,257,886	2/22/18	—	(75,759)
CITI	EUR	(146,969)	USD	173,577	11/8/17	—	(507)
CITI	EUR	(1,630,646)	USD	1,925,802	11/24/17	—	(7,364)
CITI	JPY	(18,273,000)	USD	172,515	11/16/17	9,758	—
CITI	JPY	(170,648,500)	USD	1,550,602	12/1/17	29,574	—
CITI	JPY	(230,500,000)	USD	2,124,942	12/8/17	69,472	—
CITI	JPY	(11,693,000)	USD	106,734	12/13/17	2,427	—
CITI	JPY	(15,350,000)	USD	135,536	1/16/18	—	(1,671)
CITI	JPY	(336,389,300)	USD	3,052,950	2/8/18	42,394	—
CITI	JPY	(36,124,000)	USD	329,080	2/13/18	5,698	—
CITI	JPY	(24,520,467)	USD	222,761	3/20/18	2,841	—
CITI	JPY	(294,831,000)	USD	2,667,007	3/23/18	22,284	—
CITI	JPY	(25,100,000)	USD	231,091	4/13/18	5,668	—
CITI	JPY	(105,000,000)	USD	977,958	4/24/18	34,353	—
CITI	KRW	(6,020,000,000)	USD	5,341,140	3/15/18	71,646	—
DB	AUD	(79,687)	USD	58,636	10/26/17	—	(3,849)
DB	EUR	(683,600)	USD	782,209	10/12/17	—	(26,312)
DB	EUR	(590,000)	USD	703,887	10/16/17	5,917	—
DB	EUR	(2,196,300)	USD	2,553,001	10/24/17	—	(46,372)

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	EUR	(1,488,907)	USD	1,631,991	10/26/17	$—	$(130,360)
DB	EUR	(1,141,261)	USD	1,348,753	11/8/17	—	(3,062)
DB	EUR	(898,375)	USD	1,059,724	11/14/17	—	(4,742)
DB	EUR	(946,717)	USD	1,122,323	11/15/17	518	—
DB	EUR	(22,847)	USD	26,972	11/22/17	—	(110)
DB	EUR	(564,000)	USD	678,367	11/30/17	9,499	—
DB	EUR	(898,375)	USD	1,079,689	12/14/17	13,280	—
DB	GBP	(210,000)	USD	273,136	10/26/17	—	(8,519)
DB	INR	13,590,000	USD	(206,809)	10/26/17	374	—
DB	JPY	(25,363,000)	USD	231,403	2/20/18	4,268	—
DB	JPY	(11,260,000)	USD	103,941	2/26/18	3,071	—
DB	JPY	(23,347,000)	USD	215,822	2/28/18	6,651	—
DB	JPY	(54,738,000)	USD	500,621	3/5/18	10,080	—
DB	JPY	(97,000,000)	USD	898,714	3/13/18	29,062	—
DB	JPY	(284,100,000)	USD	2,616,769	4/13/18	65,264	—
DB	KRW	(7,965,000,000)	USD	7,124,966	2/28/18	154,884	—
GSC	EUR	(663,556)	USD	798,775	10/11/17	14,004	—
GSC	EUR	(210,000)	USD	240,759	10/17/17	—	(7,684)
GSC	EUR	(970,000)	USD	1,140,011	10/27/17	—	(8,196)
GSC	EUR	(305,000)	USD	360,092	10/30/17	—	(1,002)
GSC	EUR	(2,630,000)	USD	3,113,473	11/2/17	—	(728)
GSC	EUR	(456,438)	USD	537,327	11/17/17	—	(3,584)
GSC	JPY	(43,530,000)	USD	391,738	10/27/17	4,344	—
GSC	JPY	(24,447,000)	USD	216,064	11/15/17	—	(1,677)
HSBC	EUR	(5,579,250)	USD	6,388,548	10/10/17	—	(209,532)
HSBC	EUR	(461,000)	USD	549,493	10/16/17	4,130	—
HSBC	EUR	(520,000)	USD	613,999	11/2/17	—	(1,736)
HSBC	EUR	(799,545)	USD	943,263	11/22/17	—	(4,512)
HSBC	JPY	(7,824,000)	USD	70,998	11/27/17	1,278	—
HSBC	JPY	(50,970,000)	USD	449,827	1/16/18	—	(5,772)
HSBC	JPY	(51,004,000)	USD	468,786	2/22/18	11,977	—
HSBC	JPY	(59,187,000)	USD	535,386	2/27/18	5,145	—
HSBC	JPY	(39,672,000)	USD	362,964	3/1/18	7,515	—
HSBC	JPY	(53,500,000)	USD	476,699	3/6/18	—	(2,773)
HSBC	JPY	(19,870,000)	USD	177,648	5/15/18	—	(1,135)
HSBC	KRW	(2,146,000,000)	USD	1,913,338	11/2/17	38,687	—
HSBC	KRW	(7,310,000,000)	USD	6,492,410	12/5/17	104,328	—
HSBC	KRW	(880,000,000)	USD	778,485	3/20/18	8,123	—
JPMC	AUD	(730,000)	USD	537,670	10/26/17	—	(34,746)
JPMC	AUD	(2,896,648)	USD	2,184,130	10/31/17	—	(87,079)
JPMC	AUD	(12,840,000)	USD	9,464,749	11/15/17	—	(601,130)
JPMC	BRL	9,372,629	USD	(2,746,960)	12/29/17	176,111	—
JPMC	CAD	(510,000)	USD	393,973	10/26/17	—	(14,834)
JPMC	EUR	(90,000)	USD	102,989	10/12/17	—	(3,457)
JPMC	EUR	(21,083)	USD	24,163	10/13/17	—	(774)
JPMC	EUR	(446,000)	USD	532,414	10/16/17	4,796	—
JPMC	EUR	(110,916)	USD	127,056	10/17/17	—	(4,165)
JPMC	EUR	(829,962)	USD	988,526	10/18/17	6,572	—
JPMC	EUR	(662,624)	USD	726,412	10/26/17	—	(57,906)
JPMC	EUR	(1,774,000)	USD	2,094,327	11/2/17	—	(6,278)
JPMC	EUR	(486,582)	USD	573,222	11/20/17	—	(3,506)
JPMC	INR	6,000,000	USD	(91,185)	10/26/17	286	—
JPMC	JPY	(286,000,000)	USD	2,825,388	10/10/17	282,362	—
JPMC	JPY	(98,749,400)	USD	872,173	10/26/17	—	(6,598)
JPMC	JPY	(274,457,000)	USD	2,680,204	11/14/17	235,816	—

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	(271,440,000)	USD	2,405,935	12/13/17	$—	$(15,434)
JPMC	JPY	(114,500,000)	USD	1,050,299	12/18/17	28,562	—
JPMC	JPY	(176,475,000)	USD	1,586,563	1/22/18	8,617	—
JPMC	JPY	(720,006,000)	USD	6,453,690	2/16/18	7,146	—
JPMC	JPY	(11,285,000)	USD	102,377	2/28/18	1,273	—
JPMC	JPY	(113,300,000)	USD	1,015,701	3/5/18	349	—
JPMC	JPY	(24,468,902)	USD	224,389	3/26/18	4,861	—
JPMC	JPY	(5,819,000)	USD	51,931	3/30/18	—	(287)
JPMC	JPY	(26,934,000)	USD	246,834	5/22/18	4,394	—
JPMC	MXN	15,800,000	USD	(819,974)	10/26/17	43,717	—
JPMC	PHP	4,600,000	USD	(91,035)	10/26/17	—	(785)
JPMC	SEK	40,458	USD	(4,527)	10/26/17	447	—
MSC	EUR	(463,000)	USD	554,692	10/16/17	6,963	—
MSC	JPY	(9,000,000)	USD	82,934	12/18/17	2,623	—
MSC	JPY	(48,880,000)	USD	442,513	3/26/18	3,974	—
SCB	EUR	(107,800)	USD	123,441	10/10/17	—	(4,044)
SCB	EUR	(3,645,000)	USD	4,177,479	10/17/17	—	(134,799)
SCB	JPY	(46,050,000)	USD	417,282	10/12/17	7,777	—
SCB	JPY	(5,370,800)	USD	47,754	11/16/17	—	(84)
SCB	JPY	(31,894,000)	USD	292,753	11/27/17	8,544	—
SCB	JPY	(63,360,000)	USD	571,454	1/22/18	4,923	—
SCB	JPY	(18,274,000)	USD	163,191	5/15/18	—	(1,232)
UBS	EUR	(136,016)	USD	161,517	10/6/17	699	—
UBS	EUR	(120,300)	USD	138,479	10/18/17	—	(3,851)
UBS	EUR	(984,000)	USD	1,178,782	10/20/17	14,452	—
UBS	EUR	(136,016)	USD	162,534	12/7/17	1,153	—

Total Foreign Currency Exchange Contracts						$6,439,921	$(2,092,991)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
114	U.S. Treasury 2 yr Notes	$24,642,839	$24,590,156	1/1/18	$—	$(52,683)
(14)	U.S. Treasury 10 yr Notes	(1,775,119)	(1,754,375)	12/20/17	20,744	—

Total Futures Contracts					$20,744	$(52,683)

Swap Contracts

CDS Contracts

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared/Protection Purchased/Moody’s Ratings:
CDX.NA.HY.29[2] -Quarterly		640,000	5.00%	12/20/22	$(47,252)	$(49,854)	$—	$(2,602)
ITRX.EUR.28[3] -Quarterly	EUR	1,000,000	1.00%	12/20/22	(26,698)	(26,446)	252	—
Olin 5.50% 8/15/22/Ba1-Quarterly		500,000	1.00%	12/20/21	11,135	(3,110)	—	(14,245)

					(62,815)	(79,410)	252	(16,847)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter/Protection Purchased/Moody’s Ratings:
BCLY– Best Buy 5.50% 3/15/21/Baa1-Quarterly	50,000	5.00%	6/20/22	$(8,089)	$(8,805)	$—	$(716)
BCLY– Kohl’s 4.00% 11/1/21/Baa2-Quarterly	145,000	1.00%	6/20/22	8,088	3,730	—	(4,358)
BCLY– Macy’s Retail 3.45% 1/15/21/Baa3-Quarterly	125,000	1.00%	6/20/22	8,870	7,314	—	(1,556)
BCLY– Tenet Healthcare 6.875% 11/15/31/Caa1-Quarterly	160,000	5.00%	3/20/19	(5,306)	(8,768)	—	(3,462)
CITI– Best Buy 5.50% 3/15/21/Baa1-Quarterly	165,000	5.00%	6/20/22	(25,598)	(29,056)	—	(3,458)
CITI– GAP 5.95% 4/12/21/Baa2-Quarterly	135,000	1.00%	6/20/22	8,136	2,637	—	(5,499)
CITI– L Brands 8.5% 6/15/19/Ba1-Quarterly	135,000	1.00%	6/20/22	8,647	6,367	—	(2,280)
CITI– Target 3.875% 7/15/20/A2-Quarterly	300,000	1.00%	6/20/22	(4,639)	(6,949)	—	(2,310)
JPMC– AES 4.209% 6/1/19/WR-Quarterly	900,000	5.00%	6/20/22	(113,682)	(137,228)	—	(23,546)
JPMC– Best Buy 5.50% 3/15/21/Baa1-Quarterly	90,000	5.00%	6/20/22	(15,025)	(15,849)	—	(824)
JPMC– Nabors Industries 9.25% 1/15/19/Ba3 CDS-Quarterly	375,000	1.00%	6/20/20	9,523	4,074	—	(5,449)

				(129,075)	(182,533)	—	(53,458)

Centrally Cleared/Protection Sold/Moody’s Ratings:
CDX.NA.IG.29[4] -Quarterly	1,100,000	1.00%	12/20/22	22,897	23,847	950	—
Over-The-Counter/Protection Sold/Moody’s Ratings:
CITI– Bespoke 1 Yr Mezzanine Tranche-Quarterly	450,000	0.00%	6/20/18	—	(3,548)	—	(3,548)
CITI– Bespoke 58 HY/42 IG EQ Tranche 0-3% -Quarterly	90,000	0.00%	6/20/19	(18,312)	(11,525)	6,787	—

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter/Protection Sold/Moody’s Ratings: (continued)
CITI– Bespoke Hong Kong 3-5% Tranche 1% -Quarterly	470,000	0.00%	12/20/18	$(12,370)	$453	$12,823	$—
CITI– Bespoke Verona-Quarterly	250,000	0.00%	12/20/19	—	100	100	—
CITI– Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(26,788)	(23,557)	3,231	—
CITI– Brazil Republic 4.25% 1/7/25/Ba2-Quarterly	500,000	1.00%	12/20/22	(25,229)	(22,540)	2,689	—
CITI– Simon Property 4.375% 3/1/21/A2-Quarterly	270,000	1.00%	6/20/22	711	4,099	3,388	—
CITI– United Mexican States 5.95% 3/19/19/WR-Quarterly	200,000	1.00%	6/20/20	(1,301)	2,274	3,575	—
JPMC– General Electric 5.625% 9/15/17/WR-Quarterly	1,500,000	1.00%	3/20/19	6,608	19,485	12,877	—
JPMC– Nabors Industries 9.25% 1/15/19/Ba3 CDS-Quarterly	375,000	1.00%	6/20/20	(46,623)	(34,482)	12,141	—
JPMC– Simon Property 4.375% 3/1/21/A2 CDS-Quarterly	300,000	1.00%	6/20/22	2,792	4,554	1,762	—

				(120,512)	(64,687)	59,373	(3,548)

Total CDS Contracts				$(289,505)	$(302,783)	$60,575	$(73,853)

Inflation Swap Contracts

Swap Obligation	Notional Amount[1]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.960%	8/31/24	$20,299	$20,299

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
Receive USD LIBOR03M- (Semiannual/Quarterly)	3,000,000	2.00%	(1.335%)	12/20/19	$17,484	$11,710	$—	$(5,774)
Receive USD LIBOR03M- (Semiannual/Quarterly)	4,530,000	2.73%	(1.150%)	7/7/24	—	(176,432)	—	(176,432)
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,410,000	1.94%	(1.172%)	1/29/25	—	20,770	20,770	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,190,000	1.94%	(1.172%)	1/30/25	—	17,211	17,211	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,880,000	1.82%	(1.172%)	2/3/25	—	43,527	43,527	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.98%	(1.152%)	3/27/25	—	18,452	18,452	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.98%	(1.150%)	3/27/25	—	17,711	17,711	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	8,500,000	3.85%	(1.171%)	8/22/43	—	(2,241,391)	—	(2,241,391)
Receive USD LIBOR03M- (Semiannual/Quarterly)	7,550,000	2.38%	(1.317%)	6/9/47	—	238,696	238,696	—

Total IRS Contracts					$17,484	$(2,049,746)	$356,367	$(2,423,597)

Total Return Swap (TRS) Contracts

Counterparty/ Swap Obligation	Notional Amount[1]	Floating Interest Rates Paid	Termination Date	Value	Unrealized Appreciation
Over-The-Counter:
CITI–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[5] and pay variable quarterly payments based on LIBOR03M	320,000	1.32%	3/20/18	$7,793	$7,793
CITI–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[5] and pay variable quarterly payments based on LIBOR03M	320,000	1.32%	6/20/18	9,829	9,829

Total TRS Contracts				$17,622	$17,622

LVIP Global Income Fund–18

LVIP Global Income Fund

Schedule of Investments (continued)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

3The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts.

4Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

5The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDS–Credit Default Swap

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CPI-U–Consumer Price Index for All Urban Consumers

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GHS–Ghanaian Cedi

GSC–Goldman Sachs Capital

H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 yr

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

ITRX.EUR–Markit iTraxx Europe Index

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LVIP Global Income Fund–19

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

LIBOR06M–ICE LIBOR USD 6 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PIK–Payment-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

THB–Thailand Baht

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP Global Income Fund–20

LVIP Global Income Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, inflation swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Global Income Fund–21

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$10,910,246	$—	10,910,246
Agency Mortgage-Backed Securities	—	3,226,251	—	3,226,251
Corporate Bonds	—	57,564,682	—	57,564,682
Municipal Bonds	—	637,022	—	637,022
Non-Agency Asset-Backed Securities	—	15,232,380	—	15,232,380
Non-Agency Collateralized Mortgage Obligations	—	5,046,368	—	5,046,368
Non-Agency Commercial Mortgage-Backed Securities	—	2,832,094	—	2,832,094
Loan Agreements	—	9,176,909	—	9,176,909
Sovereign Bonds	—	541,442,625	—	541,442,625
Supranational Banks	—	21,562,098	—	21,562,098
U.S. Treasury Obligations	—	296,733,480	—	296,733,480
Common Stock	69,671	—	910	70,581
Exchange-Traded Fund	1,922,280	—	—	1,922,280
Money Market Fund	34,791,116	—	—	34,791,116
Short-Term Investment	—	9,660,422	—	9,660,422

Total Investments	$36,783,067	$974,024,577	$910	$1,010,808,554

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$6,439,921	$—	$6,439,921

Futures Contracts	$20,744	$—	$—	$20,744

Swap Contracts	$—	$454,863	$—	$454,863

Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,092,991)	$—	$(2,092,991)

Futures Contracts	$(52,683)	$—	$—	$(52,683)

Swap Contracts	$—	$(2,497,450)	$—	$(2,497,450)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Income Fund–22

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–34.35%
U.S. MARKETS–28.42%
Aerospace & Defense–0.25%
United Technologies	371	$43,066

		43,066

Air Freight & Logistics–0.37%
United Parcel Service Class B	526	63,167

		63,167

Banks–5.07%
BB&T	3,680	172,739
JPMorgan Chase & Co.	1,185	113,179
M&T Bank	1,146	184,552
SunTrust Banks	1,803	107,765
Wells Fargo & Co.	5,214	287,552

		865,787

Biotechnology–0.41%
Gilead Sciences	859	69,596

		69,596

Chemicals–0.75%
DowDuPont	368	25,477
Praxair	735	102,709

		128,186

Communications Equipment–0.79%
Cisco Systems	4,018	135,125

		135,125

Consumer Finance–0.18%
American Express	349	31,571

		31,571

Diversified Telecommunication Services–0.93%
AT&T	783	30,670
CenturyLink	2,354	44,491
Verizon Communications	1,687	83,490

		158,651

Electric Utilities–2.18%
Duke Energy	2,164	181,603
FirstEnergy	4,179	128,839
PG&E	907	61,758

		372,200

Electrical Equipment–0.86%
Eaton	837	64,273
Emerson Electric	1,311	82,383

		146,656

Energy Equipment & Services–0.46%
Schlumberger	1,115	77,782

		77,782

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts–1.97%
AvalonBay Communities	299	$53,348
Crown Castle International	736	73,585
DDR	10,313	94,467
Federal Realty Investment Trust	240	29,810
HCP	1,188	33,062
Mid-America Apartment Communities	485	51,837

		336,109

Food & Staples Retailing–0.44%
CVS Health	915	74,408

		74,408

Food Products–0.29%
Kraft Heinz	649	50,330

		50,330

Health Care Equipment & Supplies–1.23%
Abbott Laboratories	2,520	134,467
Medtronic	963	74,892

		209,359

Health Care Providers & Services–0.40%
Aetna	425	67,579

		67,579

Hotels, Restaurants & Leisure–0.25%
McDonald’s	275	43,087

		43,087

Household Products–0.58%
Procter & Gamble	1,095	99,623

		99,623

Industrial Conglomerates–0.81%
General Electric	5,706	137,971

		137,971

Insurance–1.04%
American International Group	746	45,797
MetLife	2,535	131,693

		177,490

Media–0.53%
Comcast Class A	1,137	43,752
Viacom Class B	1,712	47,662

		91,414

Oil, Gas & Consumable Fuels–2.97%
Chevron	1,053	123,727
ConocoPhillips	783	39,189
Exxon Mobil	3,120	255,778
Williams	2,974	89,250

		507,944

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products–0.26%
Coty Class A	2,722	$44,995

		44,995

Pharmaceuticals–3.38%
Bristol-Myers Squibb	1,495	95,291
Johnson & Johnson	909	118,179
Merck & Co.	1,244	79,653
Pfizer	7,976	284,743

		577,866

Road & Rail–0.30%
Union Pacific	435	50,447

		50,447

Semiconductors & Semiconductor Equipment–0.67%
Analog Devices	397	34,209
Maxim Integrated Products	631	30,105
Texas Instruments	553	49,571

		113,885

Software–0.90%
Microsoft	1,256	93,559
Oracle	1,256	60,728

		154,287

Technology Hardware, Storage & Peripherals–0.15%
Apple	167	25,738

		25,738

Total U.S. Markets (Cost $4,417,441)		4,854,319

§DEVELOPED MARKETS–5.74%
Beverages–0.38%
Anheuser-Busch InBev ADR	548	65,376

		65,376

Communications Equipment–0.22%
Nokia OYJ ADR	6,151	36,783

		36,783

Construction & Engineering–0.56%
Vinci ADR	4,040	95,869

		95,869

Electric Utilities–0.52%
Fortis	2,457	87,887

		87,887

Equity Real Estate Investment Trusts–0.23%
Klepierre	1,001	39,290

		39,290

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–1.46%
BP ADR	2,601	$99,956
Royal Dutch Shell Class A ADR	2,477	150,057

		250,013

Personal Products–0.57%
Unilever (New York Shares)	1,634	96,471

		96,471

Tobacco–0.53%
British American Tobacco ADR	708	44,215
Japan Tobacco ADR	2,800	45,892

		90,107

Transportation Infrastructure–0.63%
Atlantia ADR	6,864	108,245

		108,245

Wireless Telecommunication Services–0.64%
Vodafone Group ADR	3,860	109,856

		109,856

Total Developed Markets (Cost $877,237)		979,897

×EMERGING MARKETS–0.19%
Semiconductors & Semiconductor Equipment–0.19%
Taiwan Semiconductor Manufacturing ADR	888	33,344

		33,344

Total Emerging Markets (Cost $29,512)		33,344

Total Common Stock (Cost $5,324,190)		5,867,560

CONVERTIBLE PREFERRED STOCK–0.75%
Allergan 5.50%, exercise price $352.80, expiration date 3/1/18	38	28,037
American Tower 5.50%, exercise price $115.11, expiration date 2/15/18	286	34,915
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	50	65,750

Total Convertible Preferred Stock (Cost $124,926)		128,702

PREFERRED STOCK–1.49%
µBank of America 6.10%	50,000	55,187
•Delphi Financial Group 4.505% (LIBOR03M + 3.19%)	974	20,515
µMorgan Stanley 6.375%	837	23,721
Qwest 6.50%	248	6,269

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK (continued)
µSCE Trust III 5.75%	4,000	$110,360
Verizon Communications 5.90%	1,433	38,963

Total Preferred Stock (Cost $236,229)		255,015

MASTER LIMITED PARTNERSHIPS–0.79%
AllianceBernstein Holding	2,676	65,027
Energy Transfer Partners	2,248	41,116
Plains All American Pipeline	1,390	29,454

Total Master Limited Partnerships (Cost $152,392)		135,597

	Principal Amount°

CORPORATE BONDS–41.98%
Auto Components–0.30%
#Delphi Jersey Holdings 144A 5.00% 10/1/25	50,000	51,000

		51,000

Automobiles–0.18%
General Motors 6.75% 4/1/46	25,000	30,219

		30,219

Banks–3.95%
Bank of America
3.248% 10/21/27	100,000	98,121
4.125% 1/22/24	75,000	79,856
Citigroup 4.45% 9/29/27	150,000	158,522
µCoBank 6.25% 12/29/49	50,000	55,295
JPMorgan Chase
3.625% 12/1/27	100,000	100,496
µ6.10% 10/29/49	25,000	27,625
µ6.125% 12/29/49	50,000	55,125
Wells Fargo & Co 3.90% 5/1/45	100,000	100,347

		675,387

Beverages–1.34%
Anheuser-Busch InBev Finance
4.70% 2/1/36	125,000	138,242
4.90% 2/1/46	80,000	90,726

		228,968

Capital Markets–1.07%
Morgan Stanley
3.70% 10/23/24	75,000	77,770
4.00% 7/23/25	100,000	105,533

		183,303

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals–1.08%
Ashland 6.875% 5/15/43	50,000	$55,750
Sherwin-Williams
3.45% 6/1/27	50,000	50,448
4.50% 6/1/47	75,000	79,034

		185,232

Commercial Services & Supplies–0.90%
#DAE Funding 144A 4.00% 8/1/20	50,000	51,125
#Penske Truck Leasing 144A 3.375% 2/1/22	100,000	102,776

		153,901

Communications Equipment–0.39%
Alcatel-Lucent USA 6.45% 3/15/29	50,000	56,890
Nokia 4.375% 6/12/27	10,000	10,313

		67,203

Consumer Finance–0.31%
Navient 5.875% 3/25/21	50,000	52,625

		52,625

Diversified Financial Services–0.15%
#Neuberger Berman Group 144A 4.50% 3/15/27	25,000	26,379

		26,379

Diversified Telecommunication Services–3.00%
AT&T 4.75% 5/15/46	180,000	173,768
Frontier Communications 9.00% 8/15/31	50,000	39,125
Intelsat Jackson Holdings
7.25% 10/15/20	50,000	48,375
#144A 8.00% 2/15/24	50,000	53,875
Telefonica Emisiones 7.045% 6/20/36	50,000	66,421
Verizon Communications 4.522% 9/15/48	135,000	131,238

		512,802

Electric Utilities–0.61%
Southern 4.40% 7/1/46	100,000	104,012

		104,012

Energy Equipment & Services–0.52%
Noble Holding International 7.75% 1/15/24	50,000	44,625
Weatherford International 6.80% 6/15/37	50,000	43,500

		88,125

Equity Real Estate Investment Trusts–1.75%
American Tower
3.375% 10/15/26	75,000	74,279
5.00% 2/15/24	75,000	82,859

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
DuPont Fabros Technology 5.625% 6/15/23	50,000	$53,360
Equinix 5.375% 5/15/27	25,000	27,219
iStar 4.625% 9/15/20	10,000	10,250
SBA Communications 4.875% 9/1/24	50,000	51,563

		299,530

Food & Staples Retailing–1.81%
CVS Health 5.125% 7/20/45	125,000	144,316
Sysco
3.75% 10/1/25	100,000	104,012
4.85% 10/1/45	55,000	60,690

		309,018

Food Products–0.88%
Kraft Heinz Foods 4.375% 6/1/46	100,000	99,143
#Post Holdings 144A 5.50% 3/1/25	50,000	52,000

		151,143

Health Care Equipment & Supplies–0.30%
Becton Dickinson and Co. 3.70% 6/6/27	50,000	50,655

		50,655

Health Care Providers & Services–1.69%
Community Health Systems 6.875% 2/1/22	50,000	39,437
DaVita 5.00% 5/1/25	100,000	98,904
HCA
4.75% 5/1/23	50,000	52,875
5.875% 2/15/26	25,000	26,906
#Tenet Healthcare 144A 7.50% 1/1/22	20,000	21,225
THC Escrow III 5.125% 5/1/25	50,000	49,437

		288,784

Hotels, Restaurants & Leisure–0.30%
#1011778 B.C. 144A 5.00% 10/15/25	50,000	50,870

		50,870

Independent Power & Renewable Electricity Producers–0.30%
Dynegy 6.75% 11/1/19	37,000	38,387
NRG Energy 7.875% 5/15/21	13,000	13,377

		51,764

Insurance–1.56%
American International Group
3.90% 4/1/26	50,000	52,150
4.50% 7/16/44	130,000	136,203
Hartford Financial Services Group 4.30% 4/15/43	75,000	78,015

		266,368

Internet & Direct Marketing Retail–1.09%
Amazon.com 4.95% 12/5/44	50,000	57,968

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Direct Marketing Retail (continued)
Priceline Group 3.65% 3/15/25	125,000	$128,939

		186,907

Internet Software & Services–0.48%
VeriSign 5.25% 4/1/25	75,000	81,375

		81,375

IT Services–0.15%
#WEX 144A 4.75% 2/1/23	25,000	25,750

		25,750

Life Sciences Tools & Services–0.61%
Thermo Fisher Scientific 3.65% 12/15/25	100,000	103,689

		103,689

Media–2.84%
21st Century Fox America 6.15% 2/15/41	50,000	62,709
Charter Communications Operating 6.484% 10/23/45	50,000	58,888
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	25,781
Comcast 4.60% 8/15/45	25,000	27,571
DISH DBS 5.875% 11/15/24	60,000	63,113
iHeartCommunications 11.25% 3/1/21	50,000	36,250
#Sirius XM Radio 144A 4.625% 5/15/23	75,000	77,250
#Univision Communications 144A 5.125% 5/15/23	50,000	51,125
#Videotron 144A 5.375% 6/15/24	75,000	81,656

		484,343

Metals & Mining–0.16%
#Glencore Finance Canada 144A 5.55% 10/25/42	25,000	27,750

		27,750

Mortgage Real Estate Investment Trusts–0.30%
#Ladder Capital Finance Holdings 144A 5.25% 3/15/22	50,000	51,125

		51,125

Multiline Retail–0.22%
JC Penney 7.40% 4/1/37	50,000	37,750

		37,750

Multi-Utilities–0.46%
NiSource Finance 4.375% 5/15/47	75,000	79,021

		79,021

Oil, Gas & Consumable Fuels–6.44%
Apache 4.75% 4/15/43	50,000	50,236
#Chesapeake Energy 144A 8.00% 1/15/25	45,000	45,563

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#DCP Midstream Operating 144A 6.75% 9/15/37	50,000	$53,625
Enterprise Products Operating
•5.018% (LIBOR03M + 3.708%) 8/1/66	25,000	25,044
5.10% 2/15/45	100,000	111,851
Genesis Energy 6.00% 5/15/23	50,000	49,875
#Halcon Resources 144A 6.75% 2/15/25	50,000	52,000
Kinder Morgan 5.55% 6/1/45	55,000	59,472
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	61,189
Laredo Petroleum 5.625% 1/15/22	25,000	25,313
#MEG Energy 144A 6.375% 1/30/23	50,000	43,875
#NGPL PipeCo 144A 4.375% 8/15/22	10,000	10,400
Plains All American Pipeline
3.60% 11/1/24	25,000	24,460
4.70% 6/15/44	135,000	122,607
#Range Resources 144A 5.875% 7/1/22	50,000	51,875
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	138,097
Williams 7.50% 1/15/31	50,000	60,250
Williams Partners 6.30% 4/15/40	95,000	114,144

		1,099,876

Pharmaceuticals–2.32%
Mylan
3.95% 6/15/26	75,000	76,494
5.25% 6/15/46	130,000	141,554
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	98,772
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	25,000	25,125
#144A 7.00% 3/15/24	50,000	53,505

		395,450

Semiconductors & Semiconductor Equipment–1.08%
Broadcom
#144A 3.625% 1/15/24	75,000	77,159
#144A 3.875% 1/15/27	50,000	51,596
Micron Technology 7.50% 9/15/23	50,000	55,687

		184,442

Software–0.74%
#CURO Financial Technologies 144A 12.00% 3/1/22	50,000	53,875
Microsoft 3.75% 2/12/45	50,000	50,861
Symantec 5.00% 4/15/25	20,000	20,894

		125,630

Specialty Retail–0.14%
L Brands 6.875% 11/1/35	25,000	24,375

		24,375

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals–0.37%
#Dell International 144A 8.10% 7/15/36	50,000	$62,738

		62,738

Thrift & Mortgage Finance–0.30%
Nationstar Mortgage 6.50% 7/1/21	50,000	51,156

		51,156

Tobacco–1.06%
BAT Capital
#144A 4.39% 8/15/37	100,000	102,957
#144A 4.54% 8/15/47	75,000	77,486

		180,443

Trading Companies & Distributors–0.15%
#International Lease Finance 144A 7.125% 9/1/18	25,000	26,182

		26,182

Wireless Telecommunication Services–0.68%
Sprint 7.875% 9/15/23	100,000	116,250

		116,250

Total Corporate Bonds (Cost $6,916,743)		7,171,540

NON-AGENCY ASSET-BACKED SECURITIES–6.81%
#•Carlyle Global Market Strategies CLO Series 2014-4A A1R 144A 2.504% (LIBOR03M + 1.20%) 10/15/26	350,000	351,499
•Chase Education Loan Trust Series 2007-A A3 1.401% (LIBOR03M + 0.07%) 12/28/23	57,922	57,776
#•Limerock CLO II Series 2014-2A AR 144A 2.604% (LIBOR03M + 1.30%) 4/18/26	250,000	250,954
#•Madison Park Funding XII Series 2014-12A AR 144A 2.567% (LIBOR03M + 1.26%) 7/20/26	250,000	252,075
#•Staniford Street CLO Series 2014-1A AR 144A 2.50% (LIBOR03M + 1.18%) 6/15/25	250,000	250,379

Total Non-Agency Asset-Backed Securities (Cost $1,157,126)		1,162,683

LOAN AGREEMENTS–3.63%
•Axalta Coating Systems US Holdings 1st Lien 3.333% (LIBOR03M + 2.00%) 6/1/24	18,816	18,929
•Builders FirstSource Tranche B 1st Lien 4.333% (LIBOR03M + 3.00%) 2/29/24	24,749	24,858
•EnergySolutions Tranche B 1st Lien 5.99% (LIBOR03M + 4.75%) 5/29/20	17,384	17,710
•Equinix Tranche B 1st Lien 3.333% (LIBOR03M + 2.00%) 1/9/23	49,499	49,607

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

LOAN AGREEMENTS (continued)
•First Data 1st Lien 3.737% (LIBOR03M + 2.50%) 4/26/24	21,286	$21,379
•First Data Tranche B 1st Lien 3.487% (LIBOR03M + 2.25%) 7/10/22	22,905	22,968
•Getty Images Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 10/18/19	24,425	21,202
•Global Payments Tranche B 1st Lien 3.235% (LIBOR03M + 2.00%) 4/22/23	12,846	12,900
•Infor US Tranche B 1st Lien 4.083% (LIBOR03M + 2.75%) 2/1/22	24,563	24,535
•Intelsat Jackson Holdings Tranche B2 1st Lien 4.071% (LIBOR03M + 2.75%) 6/30/19	50,000	49,911
•MEG Energy Tranche B 1st Lien 4.734% (LIBOR03M + 3.50%) 12/31/23	24,288	24,237
•Micron Technology Tranche B 1st Lien 3.80% (LIBOR03M + 2.50%) 4/26/22	24,750	24,961
•Murray Energy Tranche B2 1st Lien 8.546% (LIBOR03M + 7.25%) 4/17/20	24,934	22,945
•Neiman Marcus Group 1st Lien 4.481% (LIBOR03M + 3.25%) 10/25/20	24,430	18,276
•Sabre GLBL Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 2/22/24	12,223	12,294
•Shearer’s Foods 1st Lien 5.583% (LIBOR03M + 4.25%) 7/30/21	24,563	24,609
•SIG Combibloc US Acquisition Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 3/13/22	23,963	24,083
•SS&C European Holdings Tranche B2 1st Lien 3.485% (LIBOR03M + 2.25%) 7/8/22	815	820
•SS&C Technologies Tranche B1 1st Lien 3.485% (LIBOR03M + 2.25%) 7/8/22	15,628	15,724
•Sybil Software Tranche B 1st Lien 4.583% (LIBOR03M + 3.25%) 9/30/23	24,070	24,210
•TransDigm Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 8/22/24	49,107	49,245
•U.S. Renal Care 1st Lien 5.583% (LIBOR03M + 4.25%) 12/31/22	24,563	23,844
•Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.99% (LIBOR03M + 4.75%) 4/1/22	36,985	37,686
•Vantiv Tranche A4 2.25% (LIBOR03M + 2.25%) 9/20/22	25,000	25,099
•Victory Capital Operating 1st Lien 6.508% (LIBOR03M + 5.25%) 10/31/21	27,558	28,058

Total Loan Agreements (Cost $622,156)		620,090

U.S. TREASURY OBLIGATIONS–4.55%
U.S. Treasury Bond 3.00% 11/15/45	370,000	380,688
U.S. Treasury Note 1.375% 9/30/20	400,000	397,063

Total U.S. Treasury Obligations (Cost $771,128)		777,751

	Number of	Value
	Contracts	(U.S. $)

OPTION PURCHASED–0.01%
Futures Put Option–0.01%
Eurodollar 1 yr MIDCV strike price $98, expiration date 6/15/18, notional amount $980,000	4	$1,550

Total Option Purchased (Cost $1,109)		1,550

	Number of
	Shares

MONEY MARKET FUND–5.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	941,988	941,988

Total Money Market Fund (Cost $941,988)		941,988

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.88% (Cost $16,247,987)	$17,062,476
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	20,594

NET ASSETS APPLICABLE TO 1,674,163 SHARES OUTSTANDING–100.00%	$17,083,070

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $2,616,774, which represents 15.32% of the Fund’s net assets.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

«	Includes $5,589 cash collateral due to broker for futures contracts as of September 30, 2017.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(1)	U.S. Treasury 2 yr Notes	$(216,366)	$(215,703)	1/1/18	$663	$—
14	U.S. Treasury 5 yr Notes	1,653,782	1,645,000	1/2/18	—	(8,782)
(1)	U.S. Treasury 10 yr Notes	(125,998)	(125,312)	12/20/17	686	—
(4)	U.S. Treasury Long Bonds	(618,963)	(611,250)	12/20/17	7,713	—
(6)	U.S. Treasury Ultra Bonds	(1,007,819)	(990,750)	12/20/17	17,069	—

Total Futures Contracts					$26,131	$(8,782)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

ICE–Intercontinental Exchange

IT–Information Technology

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

MIDCV–Mid-Curve

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price on, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value, Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$43,066	$—	$43,066
Air Freight & Logistics	63,167	—	63,167
Banks	865,787	—	865,787
Biotechnology	69,596	—	69,596
Chemicals	128,186	—	128,186
Communications Equipment	135,125	—	135,125
Consumer Finance	31,571	—	31,571
Diversified Telecommunication Services	158,651	—	158,651
Electric Utilities	372,200	—	372,200
Electrical Equipment	146,656	—	146,656
Energy Equipment & Services	77,782	—	77,782
Equity Real Estate Investment Trusts	336,109	—	336,109
Food & Staples Retailing	74,408	—	74,408
Food Products	50,330	—	50,330
Health Care Equipment & Supplies	209,359	—	209,359
Health Care Providers & Services	67,579	—	67,579
Hotels, Restaurants & Leisure	43,087	—	43,087
Household Products	99,623	—	99,623
Industrial Conglomerates	137,971	—	137,971
Insurance	177,490	—	177,490
Media	91,414	—	91,414
Oil, Gas & Consumable Fuels	507,944	—	507,944
Personal Products	44,995	—	44,995
Pharmaceuticals	577,866	—	577,866
Road & Rail	50,447	—	50,447
Semiconductors & Semiconductor Equipment	113,885	—	113,885
Software	154,287	—	154,287
Technology Hardware, Storage & Peripherals	25,738	—	25,738
Developed Markets
Beverages	65,376	—	65,376
Communications Equipment	36,783	—	36,783
Construction & Engineering	95,869	—	95,869
Electric Utilities	87,887	—	87,887
Equity Real Estate Investment Trusts	—	39,290	39,290
Oil, Gas & Consumable Fuels	250,013	—	250,013
Personal Products	96,471	—	96,471
Tobacco	90,107	—	90,107
Transportation Infrastructure	108,245	—	108,245
Wireless Telecommunication Services	109,856	—	109,856
Emerging Markets
Semiconductors & Semiconductor Equipment	33,344	—	33,344
Convertible Preferred Stock	128,702	—	128,702
Preferred Stock	199,828	55,187	255,015
Master Limited Partnerships	135,597	—	135,597
Corporate Bonds	—	7,171,540	7,171,540
Non-Agency Asset-Backed Securities	—	1,162,683	1,162,683

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:
Assets:
Loan Agreements	$—	$620,090	$620,090
U.S. Treasury Obligations	—	777,751	777,751
Option Purchased	—	1,550	1,550
Money Market Fund	941,988	—	941,988

Total Investments	$7,234,385	$9,828,091	$17,062,476

Derivatives:
Assets:
Futures Contracts	$26,131	$—	$26,131

Liabilities:
Futures Contracts	$(8,782)	$—	$(8,782)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Government Money Market Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal	Value
	Amount°	(U.S. $)

AGENCY OBLIGATIONS–48.19%
Federal Farm Credit Banks
0.75% 4/18/18	8,500,000	$8,478,644
0.90% 12/11/17	1,110,000	1,109,617
1.00% 11/6/17	1,000,000	999,979
1.00% 1/19/18	3,500,000	3,498,294
•1.134% (LIBOR01M minus 0.100%) 12/28/17	2,445,000	2,444,946
•1.275% (LIBOR01M + 0.040%) 1/2/18	3,750,000	3,749,616
•1.422% (LIBOR01M + 0.190%) 8/8/18	1,000,000	1,002,752
≠Federal Farm Credit Discount Notes 1.10% 1/11/18	4,680,000	4,668,596
Federal Home Loan Bank Discount Notes
≠1.00% 10/12/17	13,605,000	13,600,510
≠1.00% 10/18/17	24,655,000	24,643,630
≠1.00% 10/20/17	10,015,000	10,009,609
≠1.01% 11/1/17	4,925,000	4,920,674
≠1.01% 11/6/17	8,230,000	8,221,564
≠1.01% 11/8/17	27,465,000	27,434,524
≠1.02% 11/24/17	5,000,000	4,992,410
≠1.06% 12/4/17	1,500,000	1,497,333
≠1.06% 12/5/17	9,000,000	8,983,750
≠1.06% 12/13/17	4,555,000	4,545,348
≠1.06% 12/15/17	5,000,000	4,988,542
≠1.06% 12/29/17	5,000,000	4,985,908
≠1.10% 1/17/18	8,500,000	8,471,440
≠1.10% 1/19/18	9,500,000	9,467,083
≠1.10% 1/29/18	2,445,000	2,436,117
Federal Home Loan Banks 0.875% 3/19/18	18,500,000	18,474,737
•0.961% (LIBOR03M minus 0.350%) 5/9/18	3,500,000	3,500,000
•0.987% (LIBOR03M minus 0.330%) 3/13/18	6,635,000	6,635,000
•1.089% (LIBOR01M minus 0.145%) 4/17/18	6,205,000	6,205,000
•1.092% (LIBOR01M minus 0.143%) 5/18/18	2,000,000	2,000,000
•1.096% (LIBOR01M minus 0.14%) 4/13/18	14,350,000	14,350,000
•1.097% (LIBOR01M minus 0.135%) 6/5/18	4,500,000	4,500,000
•1.117% (LIBOR01M minus 0.115%) 10/3/18	10,500,000	10,500,000
•1.135% (LIBOR01M minus 0.100%) 11/1/18	9,000,000	9,000,000
•1.135% (LIBOR01M minus 0.100%) 11/2/18	12,000,000	12,000,000
•1.147% (LIBOR01M minus 0.090%) 1/25/19	3,290,000	3,290,000

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•1.165% (LIBOR03M minus 0.160%) 6/20/19	10,145,000	$10,145,000
•1.195% (LIBOR01M minus 0.040%) 7/9/18	7,000,000	7,000,000
•1.237% (LIBOR03M minus 0.080%) 10/27/17	10,660,000	10,659,982
•1.317% (LIBOR03M + 0.00%) 3/8/18	2,825,000	2,825,124
•1.319% (LIBOR01M + 0.085%) 10/16/17	5,600,000	5,600,000
1.375% 3/9/18	5,000,000	5,005,856
Federal Home Loan Mortgage
•1.274% (LIBOR03M minus 0.0300%) 1/8/18	3,395,000	3,395,000
•1.274% (LIBOR03M minus 0.03%) 1/12/18	3,395,000	3,395,000
•1.276% (LIBOR01M minus 0.0400%) 11/13/17	1,920,000	1,920,164
Federal National Mortgage Association
0.875% 10/26/17	9,270,000	9,270,861
0.875% 2/8/18	3,500,000	3,496,174
0.875% 3/28/18	6,000,000	5,993,403
0.875% 5/21/18	4,430,000	4,419,958
Freddie Mac Discount Notes
≠1.00% 10/16/17	11,380,000	11,376,539
≠1.13% 2/16/18	1,500,000	1,493,733

Total Agency Obligations (Cost $341,602,417)		341,602,417

U.S. TREASURY OBLIGATIONS–8.82%
U.S. Treasury Bills
≠1.164% 3/29/18	29,080,000	28,910,827
≠1.173% 3/22/18	5,610,000	5,578,372
•U.S. Treasury Floating Rate Note 1.243% (USBMMY3M + 0.190%) 4/30/18	20,000,000	19,999,358
U.S. Treasury Notes 0.75% 2/28/18	8,040,000	8,034,739

Total U.S. Treasury Obligations (Cost $62,523,296)		62,523,296

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

REPURCHASE AGREEMENTS–42.46%
Bank of Montreal
1.06%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $30,002,650 (collateralized by U.S. government and U.S. agency obligations 0.125%–4.00% 1/15/19–5/1/47; market value $30,690,070)	30,000,000	$30,000,000
Bank of Nova Scotia
1.04%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $30,002,600 (collateralized by U.S. government obligations 1.00%–2.875% 12/15/17–8/15/45; market value $30,602,708)	30,000,000	30,000,000
BNP Paribas
1.04%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $39,003,380 (collateralized by U.S. government obligations 0.00%–3.75% 1/31/19–5/15/45; market value $39,780,000)	39,000,000	39,000,000
Citigroup Global Markets
1.06%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $30,002,650 (collateralized by U.S. government obligations 0.13% 4/15/19; market value $30,600,016)	30,000,000	30,000,000
Goldman Sachs & Co.
1.04%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $30,002,600 (collateralized by U.S. government agency obligations 4.50% 3/20/47; market value $30,600,000)	30,000,000	30,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA
1.06%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $25,002,208 (collateralized by U.S. government agency obligations 0.00%–1.625% 6/21/18–11/15/22; market value $25,500,021)	25,000,000	$25,000,000
Morgan Stanley & Co.
1.01%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $30,002,525 (collateralized by U.S. government obligations 0.125% 7/15/22; market value $30,600,037)	30,000,000	30,000,000
Natixis
1.05%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $20,001,750 (collateralized by U.S. government obligations 1.00%–1.375% 8/31/19–5/31/21; market value $20,400,022)	20,000,000	20,000,000
1.06%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $6,000,530 (collateralized by U.S. government and U.S. agency obligations 0.075%–4.00% 3/15/19–8/1/47; market value $6,179,991)	6,000,000	6,000,000
RBC Capital Markets
1.04%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $20,001,733 (collateralized by U.S. government agency obligations 0.439%–6.00% 12/25/26–9/20/40; market value $20,758,022)	20,000,000	20,000,000
Societe Generale
1.05%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,000,088 (collateralized by U.S. government obligations 0.38% 7/15/27; market value $1,020,027)	1,000,000	1,000,000

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
TD Securities USA
1.06%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $40,003,533 (collateralized by U.S. government agency obligations 1.50%–4.00% 1/17/20–9/1/47; market value $41,101,196)	40,000,000	$40,000,000

Total Repurchase Agreements (Cost $301,000,000)		301,000,000

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–0.11%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.92%)	821,395	$821,395

Total Money Market Fund (Cost $821,395)		821,395

TOTAL VALUE OF SECURITIES–99.58% (Cost $705,947,108)Δ	705,947,108
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	2,949,220

NET ASSETS APPLICABLE TO 70,889,890 SHARES OUTSTANDING–100.00%	$708,896,328

Δ	Also the cost for federal income tax purposes.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

Summary of Abbreviations:

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield

USD–United States Dollar

See accompanying notes.

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Obligations	$—	$341,602,417	$341,602,417
U.S. Treasury Obligations	—	62,523,296	62,523,296
Repurchase Agreements	—	301,000,000	301,000,000
Money Market Fund	821,395	—	821,395

Total Investments	$821,395	$705,125,713	$705,947,108

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.06%
INVESTMENT COMPANIES–93.06%
Equity Funds–93.06%
*Invesco V.I. Core Equity Fund	2,568,887	$91,991,834
*Invesco V.I. Diversified Dividend Fund	3,470,596	91,554,313
**Invesco V.I. Equity and Income Fund	6,715,396	123,697,591

Total Affiliated Investments (Cost $293,445,549)		307,243,738

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.74%
INVESTMENT COMPANY–6.74%
Money Market Fund–6.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	22,255,953	$22,255,953

Total Unaffiliated Investment (Cost $22,255,953)		22,255,953

TOTAL VALUE OF SECURITIES–99.80% (Cost $315,701,502)	329,499,691
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	666,724

NET ASSETS APPLICABLE TO 29,716,698 SHARES OUTSTANDING–100.00%	$330,166,415

*	Series I Shares.

**	Series II Shares.

«	Includes $112,802 cash collateral and $239,253 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
7	British Pound	$579,318	$587,956	12/19/17	$8,638	$—
6	Euro	895,531	889,837	12/19/17	—	(5,694)
6	Japanese yen	684,168	669,000	12/19/17	—	(15,168)

					8,638	(20,862)

Equity Contracts:
2	E-mini Russell 2000 Index	139,990	149,290	12/18/17	9,300	—
107	E-mini S&P 500 Index	13,184,838	13,461,135	12/18/17	276,297	—
12	E-mini S&P MidCap 400 Index	2,063,642	2,154,840	12/18/17	91,198	—
24	Euro STOXX 50 Index	983,140	1,014,354	12/18/17	31,214	—
6	FTSE 100 Index	591,753	589,292	12/18/17	—	(2,461)
3	Nikkei 225 Index (OSE)	515,475	542,813	12/8/17	27,338	—

					435,347	(2,461)

Total Futures Contracts					$443,985	$(23,323)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$307,243,738
Unaffiliated Investment Company	22,255,953

Total Investments	$329,499,691

Derivatives:
Assets:
Futures Contracts	$443,985

Liabilities:
Futures Contracts	$(23,323)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuer’s outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
Invesco V.I. Core Equity Fund	$76,380,461	$16,765,400	$4,004,933	$(520,949)	$3,371,855	$91,991,834	$939,242	$4,704,654
Invesco V.I. Diversified Dividend Fund	77,552,390	16,971,660	2,796,815	(17,540)	(155,382)	91,554,313	1,524,758	3,125,359
Invesco V.I. Equity and Income Fund	102,490,722	20,836,826	3,688,848	(189,414)	4,248,305	123,697,591	2,028,740	2,201,426

Total	$256,423,573	$54,573,886	$10,490,596	$(727,903)	$7,464,778	$307,243,738	$4,492,740	$10,031,439

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–64.85%
INVESTMENT COMPANY–64.85%
Equity Fund–64.85%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,923,803	$92,222,827

Total Affiliated Investment (Cost $81,173,745)		92,222,827

UNAFFILIATED INVESTMENTS–34.97%
INVESTMENT COMPANIES–34.97%
Equity Fund–28.25%
*Invesco V.I. Comstock Fund	2,094,261	40,167,919

		40,167,919

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	9,564,852	$9,564,852

		9,564,852

Total Unaffiliated Investments (Cost $45,362,938)		49,732,771

TOTAL VALUE OF SECURITIES–99.82% (Cost $126,536,683)	141,955,598
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	251,254

NET ASSETS APPLICABLE TO 13,126,750 SHARES OUTSTANDING–100.00%	$142,206,852

*	Series I Shares.

«	Includes $84,237 cash collateral and $13,053 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
47	E-mini S&P 500 Index	$5,791,467	$5,912,835	12/18/17	$121,368
13	E-mini S&P MidCap 400 Index	2,237,439	2,334,410	12/18/17	96,971
2	Euro STOXX 50 Index	81,928	84,529	12/18/17	2,601

Total Futures Contracts					$220,940

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$92,222,827
Unaffiliated Investment Companies	49,732,771

Total Investments	$141,955,598

Derivatives:
Assets:
Futures Contracts	$220,940

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
Invesco V.I. Equally-Weighted S&P 500 Fund	$86,226,377	$6,117,163	$7,455,832	$250,161	$7,084,958	$92,222,827	$735,715	$1,779,537

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.03%
Liberty Interactive 3.75% exercise price $946.48, maturity date 2/15/30	138,000	$97,980
Liberty Interactive 4.00% exercise price $927.52, maturity date 11/15/29	192,000	137,280

Total Convertible Bonds (Cost $210,533)		235,260

CORPORATE BONDS–90.43%
Aerospace & Defense–1.77%
Arconic
5.125% 10/1/24	1,025,000	1,093,906
5.40% 4/15/21	768,000	826,790
5.87% 2/23/22	1,574,000	1,731,400
Bombardier
#144A 6.00% 10/15/22	1,232,000	1,198,120
#144A 6.125% 1/15/23	1,956,000	1,906,122
#144A 7.50% 3/15/25	1,643,000	1,650,229
#144A 7.75% 3/15/20	112,000	119,700
#144A 8.75% 12/1/21	840,000	904,680
TransDigm
5.50% 10/15/20	500,000	508,125
6.00% 7/15/22	1,956,000	2,034,240
6.375% 6/15/26	632,000	648,988
6.50% 7/15/24	175,000	181,125
6.50% 5/15/25	1,082,000	1,117,165

		13,920,590

Air Freight & Logistics–0.18%
XPO Logistics
#144A 6.125% 9/1/23	315,000	329,963
#144A 6.50% 6/15/22	1,025,000	1,080,094

		1,410,057

Airlines–0.29%
United Continental Holdings
4.25% 10/1/22	783,000	789,851
5.00% 2/1/24	1,480,000	1,518,850

		2,308,701

Auto Components–1.31%
#Allison Transmission 144A 4.75% 10/1/27	377,000	380,770
American Axle & Manufacturing
#144A 6.25% 4/1/25	2,190,000	2,239,275
#144A 6.50% 4/1/27	2,199,000	2,223,739
6.625% 10/15/22	76,000	78,613
Goodyear Tire & Rubber
4.875% 3/15/27	2,331,000	2,405,545
5.00% 5/31/26	1,060,000	1,109,025
5.125% 11/15/23	885,000	928,144
#JB Poindexter 144A 9.00% 4/1/22	609,000	637,927
Tenneco 5.375% 12/15/24	296,000	312,280

		10,315,318

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–0.48%
Fiat Chrysler Automobiles 5.25% 4/15/23	1,749,000	$1,871,430
=‡Motors Liquidation 8.80%	425,000	0
#Tesla 144A 5.30% 8/15/25	1,950,000	1,903,687

		3,775,117

Banks–2.06%
µBarclays 8.25% 12/29/49	620,000	656,223
Barclays Bank 7.625% 11/21/22	500,000	575,313
CIT Group 5.00% 8/15/22	2,050,000	2,223,635
Citigroup
µ5.95% 7/29/49	900,000	969,750
µ6.25% 12/29/49	660,000	743,325
#µCredit Agricole 144A 8.125% 12/29/49	1,399,000	1,659,593
Royal Bank of Scotland Group
5.125% 5/28/24	1,250,000	1,331,837
6.10% 6/10/23	2,274,000	2,522,190
6.125% 12/15/22	2,370,000	2,610,031
µ7.50% 12/29/49	1,303,000	1,367,824
µ8.625% 12/29/49	335,000	372,269
#µSociete Generale 144A 7.375% 12/29/49	1,095,000	1,188,075

		16,220,065

Beverages–0.10%
#Cott Holdings 144A 5.50% 4/1/25	774,000	808,830

		808,830

Biotechnology–0.09%
Concordia International
#144A 7.00% 4/15/23	2,596,000	434,830
#144A 9.00% 4/1/22	337,000	264,545

		699,375

Building Products–0.23%
#Airxcel 144A 8.50% 2/15/22	480,000	510,048
#NCI Building Systems 144A 8.25% 1/15/23	730,000	786,575
#NWH Escrow 144A 7.50% 8/1/21	535,000	488,187

		1,784,810

Capital Markets–0.13%
#MSCI 144A 5.25% 11/15/24	955,000	1,021,850

		1,021,850

Chemicals–2.56%
#Axalta Coating Systems 144A 4.875% 8/15/24	325,000	339,625
Blue Cube Spinco
9.75% 10/15/23	802,000	978,440
10.00% 10/15/25	817,000	1,001,846
CF Industries
#144A 4.50% 12/1/26	314,000	329,157
5.15% 3/15/34	1,531,000	1,532,914

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Chemours
5.375% 5/15/27	215,000	$223,600
7.00% 5/15/25	740,000	823,250
#CVR Partners 144A 9.25% 6/15/23	3,211,000	3,431,756
#GCP Applied Technologies 144A 9.50% 2/1/23	294,000	332,955
Hexion 6.625% 4/15/20	2,430,000	2,187,000
#Koppers 144A 6.00% 2/15/25	465,000	501,037
=‡Momentive Performance Materials 8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 4.875% 6/1/24	660,000	669,900
#144A 5.00% 5/1/25	518,000	527,065
#144A 5.25% 8/1/23	880,000	909,700
#144A 5.25% 6/1/27	330,000	334,125
Olin 5.125% 9/15/27	900,000	942,750
PolyOne 5.25% 3/15/23	1,704,000	1,814,760
Scotts Miracle-Gro
5.25% 12/15/26	435,000	460,013
6.00% 10/15/23	450,000	482,625
#Trinseo Materials Operating SCA 144A 5.375% 9/1/25	494,000	509,437
#Tronox Finance 144A 5.75% 10/1/25	433,000	444,907
Valvoline
#144A 4.375% 8/15/25	305,000	311,100
#144A 5.50% 7/15/24	175,000	187,250
#Versum Materials 144A 5.50% 9/30/24	820,000	871,250

		20,146,462

Commercial Services & Supplies–2.11%
#ACCO Brands 144A 5.25% 12/15/24	529,000	550,160
#ACE Cash Express 144A 11.00% 2/1/19	2,182,000	2,180,636
ADT 4.125% 6/15/23	3,428,000	3,496,560
Covanta Holding
5.875% 3/1/24	350,000	348,250
5.875% 7/1/25	156,000	153,855
#GW Honos Security 144A 8.75% 5/15/25	4,605,000	4,921,594
Harland Clarke Holdings
#144A 6.875% 3/1/20	350,000	361,375
#144A 8.375% 8/15/22	324,000	347,490
#Prime Security Services Borrower 144A 9.25% 5/15/23	3,411,000	3,772,771
Quad/Graphics 7.00% 5/1/22	490,000	504,700

		16,637,391

Communications Equipment–1.37%
Avaya
#‡144A 7.00% 4/1/19	3,607,000	3,065,950
#‡144A 10.50% 3/1/21	862,000	38,790
#CB Escrow 144A 8.00% 10/15/25	565,000	570,650
CommScope
#144A 5.00% 6/15/21	928,000	954,680

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
CommScope (continued)
#144A 5.50% 6/15/24	810,000	$850,500
#CommScope Technologies 144A 5.00% 3/15/27	985,000	989,925
Goodman Networks 8.00% 5/11/22	371,076	313,559
Hughes Satellite Systems
5.25% 8/1/26	1,301,000	1,357,919
6.625% 8/1/26	564,000	604,890
Nokia
3.375% 6/12/22	155,000	156,744
4.375% 6/12/27	155,000	159,844
5.375% 5/15/19	128,000	134,735
6.625% 5/15/39	658,000	762,622
#Plantronics 144A 5.50% 5/31/23	395,000	410,800
#ViaSat 144A 5.625% 9/15/25	415,000	419,690

		10,791,298

Construction & Engineering–0.94%
AECOM
5.125% 3/15/27	2,230,000	2,310,837
5.875% 10/15/24	1,864,000	2,074,073
MasTec 4.875% 3/15/23	1,289,000	1,324,447
#Tutor Perini 144A 6.875% 5/1/25	1,559,000	1,695,413

		7,404,770

Construction Materials–1.35%
Cemex
#144A 5.70% 1/11/25	2,500,000	2,671,250
#144A 6.125% 5/5/25	2,536,000	2,735,710
#144A 7.75% 4/16/26	980,000	1,128,470
#CEMEX Finance 144A 6.00% 4/1/24	200,000	213,002
Summit Materials
#144A 5.125% 6/1/25	313,000	323,298
6.125% 7/15/23	2,280,000	2,416,800
US Concrete 6.375% 6/1/24	1,065,000	1,152,863

		10,641,393

Consumer Finance–1.66%
Ally Financial
4.625% 5/19/22	5,524,000	5,800,200
4.625% 3/30/25	1,100,000	1,157,750
5.125% 9/30/24	780,000	846,690
5.75% 11/20/25	2,005,000	2,181,340
8.00% 11/1/31	1,170,000	1,515,033
#FirstCash 144A 5.375% 6/1/24	248,000	259,780
Springleaf Finance
7.75% 10/1/21	475,000	538,389
8.25% 12/15/20	666,000	754,245

		13,053,427

Containers & Packaging–1.71%
#Ardagh Packaging Finance 144A 7.25% 5/15/24	825,000	908,011

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Ball
5.00% 3/15/22	135,000	$146,644
5.25% 7/1/25	1,066,000	1,174,199
Berry Global
5.125% 7/15/23	1,085,000	1,137,894
5.50% 5/15/22	500,000	522,500
6.00% 10/15/22	500,000	532,500
#BWAY Holding 144A 5.50% 4/15/24	1,180,000	1,236,050
Crown Americas 4.25% 9/30/26	690,000	698,625
#Flex Acquisition 144A 6.875% 1/15/25	266,000	276,640
Graphic Packaging International 4.75% 4/15/21	357,000	379,420
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	727,813
#144A 5.375% 1/15/25	199,000	214,423
#144A 5.875% 8/15/23	105,000	116,222
#144A 6.375% 8/15/25	460,000	521,237
Reynolds Group Issuer
#144A 5.125% 7/15/23	850,000	888,123
5.75% 10/15/20	1,385,000	1,411,038
6.875% 2/15/21	281,939	289,340
Sealed Air
#144A 4.875% 12/1/22	360,000	384,300
#144A 5.125% 12/1/24	660,000	713,625
#144A 5.25% 4/1/23	200,000	216,500
#144A 5.50% 9/15/25	500,000	551,250
#144A 6.50% 12/1/20	355,000	396,713

		13,443,067

Diversified Consumer Services–0.17%
Service Corp International
5.375% 5/15/24	700,000	746,375
8.00% 11/15/21	500,000	591,875

		1,338,250

Diversified Financial Services–0.56%
#CNG Holdings 144A 9.375% 5/15/20	1,998,000	1,758,240
#LPL Holdings 144A 5.75% 9/15/25	1,088,000	1,130,650
#Quicken Loans 144A 5.75% 5/1/25	1,455,000	1,535,025

		4,423,915

Diversified Telecommunication Services–5.40%
#Cincinnati Bell 144A 7.00% 7/15/24	953,000	936,323
Consolidated Communications 6.50% 10/1/22	363,000	350,749
Embarq 7.995% 6/1/36	8,938,000	9,116,760
Frontier Communications
6.25% 9/15/21	364,000	300,191
8.50% 4/15/20	252,000	245,070
9.25% 7/1/21	1,642,000	1,445,473
10.50% 9/15/22	700,000	609,000
11.00% 9/15/25	1,976,000	1,684,540

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#GTT Communications 144A 7.875% 12/31/24	169,000	$179,985
Intelsat Jackson Holdings
5.50% 8/1/23	1,520,000	1,295,800
7.25% 10/15/20	1,260,000	1,219,050
7.50% 4/1/21	2,055,000	1,957,387
#144A 8.00% 2/15/24	2,011,000	2,166,853
Level 3 Financing
5.125% 5/1/23	210,000	214,069
5.25% 3/15/26	1,335,000	1,371,299
5.375% 8/15/22	445,000	459,378
5.375% 1/15/24	421,000	432,051
5.375% 5/1/25	1,375,000	1,417,109
Qwest 7.25% 9/15/25	400,000	443,279
Qwest Capital Funding 7.75% 2/15/31	607,000	566,786
SFR Group
#144A 6.00% 5/15/22	3,325,000	3,478,781
#144A 6.25% 5/15/24	1,106,000	1,172,083
#144A 7.375% 5/1/26	1,865,000	2,021,194
Telecom Italia Capital
6.00% 9/30/34	418,000	464,503
6.375% 11/15/33	339,000	391,969
#UPCB Finance IV 144A 5.375% 1/15/25	1,095,000	1,144,275
#Virgin Media Finance 144A 6.375% 4/15/23	1,445,000	1,515,444
#Virgin Media Secured Finance 144A 5.25% 1/15/26	455,000	475,475
Windstream Services
7.50% 6/1/22	197,000	142,703
7.50% 4/1/23	353,000	253,278
7.75% 10/1/21	2,101,000	1,565,245
Zayo Group
#144A 5.75% 1/15/27	1,580,000	1,678,750
6.00% 4/1/23	1,146,000	1,216,193
6.375% 5/15/25	575,000	621,794

		42,552,839

Electric Utilities–0.00%
=‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	7,787

		7,787

Electrical Equipment–0.27%
Sensata Technologies
#144A 4.875% 10/15/23	435,000	458,925
#144A 5.00% 10/1/25	391,000	414,089
#144A 5.625% 11/1/24	531,000	586,755
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	597,000	656,700

		2,116,469

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components–0.17%
CDW
5.00% 9/1/23	259,000	$271,709
5.50% 12/1/24	985,000	1,101,979

		1,373,688

Energy Equipment & Services–2.93%
Archrock Partners 6.00% 10/1/22	575,000	562,063
CSI Compressco 7.25% 8/15/22	612,000	569,160
Diamond Offshore Drilling 7.875% 8/15/25	475,000	504,094
Ensco
5.20% 3/15/25	515,000	435,175
5.75% 10/1/44	63,000	45,517
KCA Deutag UK Finance
#144A 7.25% 5/15/21	991,000	953,837
#144A 9.875% 4/1/22	1,232,000	1,284,360
Nabors Industries
5.10% 9/15/23	87,000	83,911
5.50% 1/15/23	883,000	869,755
Noble Holding International
5.25% 3/15/42	144,000	95,040
6.20% 8/1/40	528,000	361,680
Parker Drilling 6.75% 7/15/22	790,000	633,975
Precision Drilling
5.25% 11/15/24	468,000	432,900
6.50% 12/15/21	226,000	229,955
Rowan 7.375% 6/15/25	602,000	591,465
#‡Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	453,984
#Shelf Drilling Holdings 144A 9.50% 11/2/20	2,386,311	2,425,089
Transocean
5.80% 10/15/22	427,000	421,663
6.80% 3/15/38	2,167,000	1,776,940
7.50% 4/15/31	386,000	353,190
#144A 9.00% 7/15/23	2,320,000	2,511,400
9.35% 12/15/41	732,000	706,380
#Transocean Proteus 144A 6.25% 12/1/24	2,397,800	2,523,685
#Trinidad Drilling 144A 6.625% 2/15/25	501,000	470,940
Unit 6.625% 5/15/21	1,811,000	1,824,583
Weatherford International
4.50% 4/15/22	861,000	805,035
6.50% 8/1/36	367,000	316,538
6.75% 9/15/40	111,000	97,958
7.00% 3/15/38	478,000	427,810
#144A 9.875% 2/15/24	277,000	306,085

		23,074,167

Equity Real Estate Investment Trusts–1.49%
CyrusOne
#144A 5.00% 3/15/24	671,000	707,905
#144A 5.375% 3/15/27	622,000	668,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix
5.375% 1/1/22	689,000	$724,139
5.375% 4/1/23	500,000	522,900
5.375% 5/15/27	535,000	582,481
5.75% 1/1/25	777,000	840,131
5.875% 1/15/26	300,000	330,375
GLP Capital
5.375% 11/1/23	375,000	412,031
5.375% 4/15/26	755,000	825,781
Iron Mountain
#144A 4.875% 9/15/27	604,000	616,080
5.75% 8/15/24	1,372,000	1,421,735
MGM Growth Properties Operating Partnership 5.625% 5/1/24	315,000	342,903
Outfront Media Capital
5.25% 2/15/22	336,000	348,600
5.625% 2/15/24	500,000	523,125
5.875% 3/15/25	500,000	525,625
SBA Communications
#144A 4.00% 10/1/22	147,000	148,470
4.875% 7/15/22	683,000	706,905
4.875% 9/1/24	320,000	330,000
Uniti Group
#144A 6.00% 4/15/23	802,000	769,920
#144A 7.125% 12/15/24	410,000	349,525

		11,697,281

Food & Staples Retailing–2.09%
Albertsons
5.75% 3/15/25	1,415,000	1,252,275
6.625% 6/15/24	4,918,000	4,616,773
#Cumberland Farms 144A 6.75% 5/1/25	284,000	302,545
New Albertson’s
6.625% 6/1/28	734,000	568,850
7.45% 8/1/29	853,000	665,340
7.75% 6/15/26	600,000	495,000
8.00% 5/1/31	625,000	503,125
8.70% 5/1/30	106,000	87,980
#Rite Aid 144A 6.125% 4/1/23	1,236,000	1,205,100
SUPERVALU
6.75% 6/1/21	2,325,000	2,214,563
7.75% 11/15/22	4,360,000	4,109,300
#Tops Holding 144A 8.00% 6/15/22	642,000	430,140

		16,450,991

Food Products–1.90%
B&G Foods 5.25% 4/1/25	759,000	779,873
#Dean Foods 144A 6.50% 3/15/23	1,613,000	1,641,227
#Dole Food 144A 7.25% 6/15/25	1,122,000	1,218,773
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,444,804

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
JBS USA Finance (continued)
#144A 5.875% 7/15/24	2,448,000	$2,466,360
#144A 7.25% 6/1/21	2,287,000	2,344,175
#144A 7.25% 6/1/21	910,000	932,750
#144A 8.25% 2/1/20	411,000	417,165
Pilgrim’s Pride
#144A 5.75% 3/15/25	725,000	750,375
#144A 5.875% 9/30/27	606,000	620,393
Post Holdings
#144A 5.00% 8/15/26	799,000	799,000
#144A 5.50% 3/1/25	717,000	745,680
#144A 5.75% 3/1/27	801,000	829,035

		14,989,610

Gas Utilities–0.21%
AmeriGas Partners
5.50% 5/20/25	630,000	650,475
5.625% 5/20/24	406,000	429,853
5.75% 5/20/27	520,000	534,300

		1,614,628

Health Care Equipment & Supplies–0.42%
Alere
6.50% 6/15/20	442,000	450,840
7.25% 7/1/18	375,000	376,031
#Hologic 144A 5.25% 7/15/22	985,000	1,037,944
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	800,000	834,000
Teleflex
4.875% 6/1/26	148,000	154,290
5.25% 6/15/24	405,000	430,313

		3,283,418

Health Care Providers & Services–6.31%
Acadia Healthcare
5.125% 7/1/22	410,000	426,564
5.625% 2/15/23	330,000	348,150
6.50% 3/1/24	400,000	431,500
#AMN Healthcare 144A 5.125% 10/1/24	763,000	792,566
Centene
4.75% 5/15/22	486,000	509,693
4.75% 1/15/25	1,725,000	1,794,000
5.625% 2/15/21	1,040,000	1,084,408
6.125% 2/15/24	700,000	758,625
Community Health Systems
5.125% 8/1/21	450,000	445,500
6.25% 3/31/23	425,000	419,156
6.875% 2/1/22	1,514,000	1,194,167
7.125% 7/15/20	1,316,000	1,192,625
DaVita
5.00% 5/1/25	1,125,000	1,112,670
5.125% 7/15/24	1,174,000	1,179,136
5.75% 8/15/22	400,000	410,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Envision Healthcare
#144A 5.125% 7/1/22	1,186,000	$1,236,405
5.625% 7/15/22	1,794,000	1,876,973
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	692,589
#Fresenius Medical Care US Finance II 144A 6.50% 9/15/18	225,000	234,613
HCA
4.25% 10/15/19	630,000	653,625
4.50% 2/15/27	905,000	927,625
5.00% 3/15/24	506,000	540,155
5.25% 4/15/25	705,000	764,044
5.25% 6/15/26	1,035,000	1,117,800
5.375% 2/1/25	2,276,000	2,404,025
5.50% 6/15/47	1,475,000	1,532,156
5.875% 3/15/22	1,019,000	1,131,090
5.875% 5/1/23	1,220,000	1,329,800
5.875% 2/15/26	2,125,000	2,287,031
6.50% 2/15/20	1,250,000	1,364,063
7.50% 2/15/22	1,065,000	1,224,420
HCA Healthcare 6.25% 2/15/21	470,000	509,950
IASIS Healthcare 8.375% 5/15/19	2,528,000	2,539,060
#MPH Acquisition Holdings 144A 7.125% 6/1/24	2,780,000	2,995,450
#SP Finco 144A 6.75% 7/1/25	173,000	163,053
#Team Health Holdings 144A 6.375% 2/1/25	1,464,000	1,390,800
Tenet Healthcare
4.375% 10/1/21	495,000	504,281
4.50% 4/1/21	454,000	465,214
#144A 4.625% 7/15/24	1,370,000	1,361,040
4.75% 6/1/20	840,000	871,668
#144A 5.125% 5/1/25	2,058,000	2,034,847
5.50% 3/1/19	335,000	342,956
6.00% 10/1/20	658,000	702,882
6.75% 2/1/20	115,000	118,737
6.75% 6/15/23	1,671,000	1,608,337
#144A 7.00% 8/1/25	515,000	485,387
#144A 7.50% 1/1/22	360,000	382,050
8.125% 4/1/22	1,554,000	1,585,080
#West Street Merger Sub 144A 6.375% 9/1/25	200,000	200,000

		49,676,216

Hotels, Restaurants & Leisure–3.88%
Boyd Gaming
6.375% 4/1/26	395,000	432,031
6.875% 5/15/23	496,000	532,272
#CCM Merger 144A 6.00% 3/15/22	272,000	281,893
Cedar Fair
5.375% 6/1/24	265,000	279,906
#144A 5.375% 4/15/27	465,000	489,413

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	866,000	$853,010
Eldorado Resorts
6.00% 4/1/25	325,000	342,875
7.00% 8/1/23	225,000	244,406
#ESH Hospitality 144A 5.25% 5/1/25	1,265,000	1,310,856
#Gateway Casinos & Entertainment 144A 8.25% 3/1/24	475,000	499,937
Golden Nugget
#144A 6.75% 10/15/24	2,377,000	2,409,684
#144A 8.50% 12/1/21	790,000	833,015
Hilton Domestic Operating 4.25% 9/1/24	935,000	956,037
#Hilton Grand Vacations Borrower 144A 6.125% 12/1/24	357,000	392,789
Hilton Worldwide Finance
4.625% 4/1/25	562,000	580,265
4.875% 4/1/27	279,000	293,647
International Game Technology
#144A 6.25% 2/15/22	800,000	888,400
#144A 6.50% 2/15/25	1,040,000	1,173,900
#Jack Ohio Finance 144A 6.75% 11/15/21	865,000	909,331
#KFC Holding 144A 4.75% 6/1/27	2,147,000	2,216,777
MGM Resorts International
4.625% 9/1/26	941,000	957,467
6.00% 3/15/23	1,505,000	1,663,025
7.75% 3/15/22	552,000	645,840
#NCL 144A 4.75% 12/15/21	241,000	250,640
#New Red Finance 144A 4.25% 5/15/24	2,173,000	2,186,038
Sabre GLBL
#144A 5.25% 11/15/23	142,000	146,615
#144A 5.375% 4/15/23	474,000	493,576
Scientific Games International
#144A 7.00% 1/1/22	795,000	845,681
10.00% 12/1/22	1,615,000	1,794,669
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,755,000	1,781,325
Six Flags Entertainment
#144A 4.875% 7/31/24	1,396,000	1,423,920
#144A 5.50% 4/15/27	320,000	328,800
Speedway Motorsports 5.125% 2/1/23	480,000	498,000
#Station Casinos 144A 5.00% 10/1/25	597,000	599,925
#Wynn Las Vegas 144A 5.50% 3/1/25	1,000,000	1,043,750

		30,579,715

Household Durables–0.80%
CalAtlantic Group
5.25% 6/1/26	294,000	305,393
5.375% 10/1/22	140,000	152,971
5.875% 11/15/24	1,117,000	1,224,511
8.375% 1/15/21	215,000	251,615

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Mattamy Group
#144A 6.50% 10/1/25	1,450,000	$1,493,500
#144A 6.875% 12/15/23	207,000	217,221
New Home 7.25% 4/1/22	1,202,000	1,247,075
Tempur Sealy International 5.625% 10/15/23	680,000	718,250
Toll Brothers Finance
4.875% 11/15/25	260,000	271,440
5.625% 1/15/24	375,000	412,031

		6,294,007

Household Products–0.66%
#American Greetings 144A 7.875% 2/15/25	536,000	582,900
Central Garden & Pet 6.125% 11/15/23	310,000	331,700
#Kronos Acquisition Holdings 144A 9.00% 8/15/23	2,553,000	2,495,557
Spectrum Brands
5.75% 7/15/25	1,163,000	1,244,410
6.125% 12/15/24	525,000	565,031

		5,219,598

Independent Power & Renewable Electricity Producers–2.92%
AES 5.50% 4/15/25	960,000	1,014,000
Calpine
#144A 5.25% 6/1/26	1,210,000	1,210,000
5.375% 1/15/23	521,000	509,356
5.50% 2/1/24	675,000	643,781
5.75% 1/15/25	520,000	493,350
#144A 5.875% 1/15/24	1,560,000	1,620,528
Dynegy
5.875% 6/1/23	2,646,000	2,646,000
7.375% 11/1/22	500,000	521,875
7.625% 11/1/24	285,000	296,756
#144A 8.00% 1/15/25	630,000	655,200
#144A 8.125% 1/30/26	1,098,000	1,132,313
GenOn Energy
‡9.50% 10/15/18	800,000	590,000
‡9.875% 10/15/20	2,893,000	2,111,890
NextEra Energy Operating Partners
#144A 4.25% 9/15/24	720,000	737,100
#144A 4.50% 9/15/27	493,000	503,476
NRG Energy
6.25% 5/1/24	1,000,000	1,045,000
6.625% 1/15/27	1,467,000	1,544,017
NRG Yield Operating 5.00% 9/15/26	535,000	559,075
Talen Energy Supply
6.50% 6/1/25	1,087,000	831,555
#144A 9.50% 7/15/22	1,300,000	1,205,750
#Terraform Global Operating 144A 9.75% 8/15/22	1,400,000	1,561,000

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
TerraForm Power Operating
#f144A 6.375% 2/1/23	729,000	$761,805
#f144A 6.625% 6/15/25	730,000	781,100

		22,974,927

Industrial Conglomerates–0.58%
#Gates Global 144A 6.00% 7/15/22	2,148,000	2,217,810
Icahn Enterprises
5.875% 2/1/22	1,669,000	1,727,415
6.25% 2/1/22	312,000	326,040
6.75% 2/1/24	312,000	330,330

		4,601,595

Insurance–0.51%
CNO Financial Group 5.25% 5/30/25	1,299,000	1,393,177
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	540,834
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	1,058,805
Radian Group
4.50% 10/1/24	64,000	65,440
7.00% 3/15/21	485,000	552,294
#USIS Merger Sub 144A 6.875% 5/1/25	410,000	418,713

		4,029,263

Internet & Direct Marketing Retail–0.15%
Liberty Interactive 8.25% 2/1/30	380,000	421,800
Netflix
#144A 4.375% 11/15/26	425,000	427,525
5.50% 2/15/22	335,000	366,825

		1,216,150

Internet Software & Services–0.10%
#j2 Cloud Services 144A 6.00% 7/15/25	369,000	387,911
Match Group 6.375% 6/1/24	355,000	387,837

		775,748

IT Services–1.19%
Alliance Data Systems
#144A 5.375% 8/1/22	708,000	732,780
#144A 5.875% 11/1/21	800,000	834,000
#Booz Allen Hamilton 144A 5.125% 5/1/25	380,000	384,750
First Data
#144A 5.00% 1/15/24	2,008,000	2,092,436
#144A 5.75% 1/15/24	2,010,000	2,110,500
#144A 7.00% 12/1/23	2,172,000	2,324,692
#Gartner 144A 5.125% 4/1/25	805,000	851,287

		9,330,445

Life Sciences Tools & Services–0.21%
Quintiles IMS
#144A 4.875% 5/15/23	580,000	606,100

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
Quintiles IMS (continued)
#144A 5.00% 10/15/26	965,000	$1,025,313

		1,631,413

Machinery–1.47%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	792,000	830,610
Navistar International 8.25% 11/1/21	2,505,000	2,519,091
Oshkosh 5.375% 3/1/25	250,000	266,250
#Terex 144A 5.625% 2/1/25	1,742,000	1,837,810
Titan International 6.875% 10/1/20	695,000	717,501
#TriMas 144A 4.875% 10/15/25	501,000	506,010
#Vertiv Group 144A 9.25% 10/15/24	3,996,000	4,515,480
#Wabash National 144A 5.50% 10/1/25	390,000	398,288

		11,591,040

Media–9.64%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,386,525
#144A 6.625% 2/15/23	686,000	728,875
#144A 7.50% 5/15/26	1,475,000	1,626,187
Altice Luxembourg
#144A 7.625% 2/15/25	800,000	866,000
#144A 7.75% 5/15/22	1,829,000	1,943,313
Altice US Finance I
#144A 5.375% 7/15/23	2,590,000	2,745,400
#144A 5.50% 5/15/26	1,484,000	1,568,870
AMC Entertainment Holdings
5.75% 6/15/25	324,000	319,950
5.875% 2/15/22	486,000	491,467
5.875% 11/15/26	540,000	533,925
6.125% 5/15/27	444,000	440,670
AMC Networks
4.75% 12/15/22	15,000	15,464
4.75% 8/1/25	578,000	585,225
5.00% 4/1/24	1,985,000	2,054,475
Cablevision Systems 8.00% 4/15/20	1,838,000	2,042,477
CCO Holdings
#144A 5.00% 2/1/28	1,096,000	1,097,699
#144A 5.125% 5/1/27	1,574,000	1,599,577
#144A 5.375% 5/1/25	825,000	857,068
#144A 5.50% 5/1/26	885,000	919,294
#144A 5.75% 2/15/26	2,869,000	3,015,319
#144A 5.875% 4/1/24	4,821,000	5,128,339
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,689,120
6.50% 11/15/22	1,593,000	1,642,781
7.625% 3/15/20	2,190,000	2,170,837
7.625% 3/15/20	45,000	44,550
CSC Holdings
5.25% 6/1/24	1,120,000	1,135,400

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings (continued)
#144A 5.50% 4/15/27	1,168,000	$1,217,640
6.75% 11/15/21	433,000	479,547
8.625% 2/15/19	493,000	535,521
#144A 10.125% 1/15/23	290,000	335,313
#144A 10.875% 10/15/25	210,000	260,137
DISH DBS
5.00% 3/15/23	384,000	393,360
5.875% 7/15/22	400,000	426,000
5.875% 11/15/24	718,000	755,246
6.75% 6/1/21	5,262,000	5,801,355
7.75% 7/1/26	1,502,000	1,728,306
#EMI Music Publishing Group North America Holdings 144A 7.625% 6/15/24	725,000	808,375
#EW Scripps 144A 5.125% 5/15/25	310,000	316,975
Gray Television
#144A 5.125% 10/15/24	875,000	881,563
#144A 5.875% 7/15/26	555,000	573,037
iHeartCommunications 9.00% 12/15/19	1,384,000	1,051,840
Lamar Media
5.00% 5/1/23	66,000	68,723
5.375% 1/15/24	50,000	52,875
5.75% 2/1/26	280,000	304,850
LIN Television 5.875% 11/15/22	539,000	564,603
#Live Nation Entertainment 144A 4.875% 11/1/24	1,230,000	1,276,125
Mediacom Broadband 6.375% 4/1/23	978,000	1,022,010
Nexstar Broadcasting
#144A 5.625% 8/1/24	385,000	399,437
#144A 6.125% 2/15/22	155,000	162,363
Quebecor Media 5.75% 1/15/23	318,000	347,017
Regal Entertainment Group 5.75% 6/15/23	390,000	403,650
Sinclair Television Group
#144A 5.625% 8/1/24	584,000	600,790
6.125% 10/1/22	915,000	945,881
Sirius XM Radio
#144A 4.625% 5/15/23	1,100,000	1,133,000
#144A 5.00% 8/1/27	956,000	979,900
#144A 5.375% 4/15/25	1,295,000	1,369,463
TEGNA
#144A 5.50% 9/15/24	265,000	279,906
6.375% 10/15/23	1,025,000	1,094,187
#Unitymedia 144A 6.125% 1/15/25	1,645,000	1,762,206
#Unitymedia Hessen 144A 5.50% 1/15/23	670,500	693,967
Univision Communications
#144A 5.125% 5/15/23	2,000,000	2,045,000
#144A 5.125% 2/15/25	317,000	320,566
#144A 6.75% 9/15/22	986,000	1,025,272
Videotron
#144A 5.125% 4/15/27	313,000	326,209

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Videotron (continued)
#144A 5.375% 6/15/24	1,318,000	$1,434,973
WMG Acquisition
#144A 4.875% 11/1/24	185,000	191,013
#144A 5.00% 8/1/23	255,000	264,244
#144A 5.625% 4/15/22	815,000	850,656
#144A 6.75% 4/15/22	1,316,000	1,386,735
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	544,700
#Ziggo Secured Finance 144A 5.50% 1/15/27	1,750,000	1,797,583

		75,860,926

Metals & Mining–3.56%
AK Steel
7.00% 3/15/27	851,000	871,211
7.50% 7/15/23	515,000	562,637
#Alcoa Nederland Holding 144A 6.75% 9/30/24	797,000	886,663
Aleris International
7.875% 11/1/20	96,000	96,480
#144A 9.50% 4/1/21	795,000	850,650
ArcelorMittal
6.125% 6/1/25	1,180,000	1,362,900
6.75% 2/25/22	1,316,000	1,515,045
7.25% 3/1/41	191,000	227,051
7.50% 10/15/39	1,283,000	1,546,015
Commercial Metals
4.875% 5/15/23	477,000	500,850
5.375% 7/15/27	315,000	331,537
#Constellium 144A 6.625% 3/1/25	909,000	932,861
FMG Resources August 2006 Pty
#144A 4.75% 5/15/22	552,000	560,970
#144A 5.125% 5/15/24	598,000	607,717
Freeport-McMoRan
3.55% 3/1/22	1,375,000	1,357,386
3.875% 3/15/23	2,555,000	2,529,450
4.00% 11/14/21	1,193,000	1,204,930
5.40% 11/14/34	150,000	144,000
5.45% 3/15/43	1,155,000	1,084,978
Hecla Mining 6.875% 5/1/21	1,191,000	1,236,020
#Hudbay Minerals 144A 7.25% 1/15/23	360,000	385,200
Kaiser Aluminum 5.875% 5/15/24	388,000	416,130
Novelis
#144A 5.875% 9/30/26	1,210,000	1,231,175
#144A 6.25% 8/15/24	1,685,000	1,761,162
Steel Dynamics
5.00% 12/15/26	425,000	454,750
5.125% 10/1/21	85,000	87,656
5.25% 4/15/23	275,000	287,375
5.50% 10/1/24	1,030,000	1,104,675

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Teck Resources
4.75% 1/15/22	633,000	$672,366
5.40% 2/1/43	560,000	562,968
6.00% 8/15/40	625,000	681,250
6.125% 10/1/35	815,000	916,875
#144A 8.50% 6/1/24	556,000	639,400
#United States Steel 144A 8.375% 7/1/21	397,000	439,677

		28,050,010

Mortgage Real Estate Investment Trusts–0.13%
Ladder Capital Finance Holdings
#144A 5.25% 3/15/22	625,000	639,063
#144A 5.25% 10/1/25	378,000	375,403

		1,014,466

Multiline Retail–0.45%
Dollar Tree 5.75% 3/1/23	1,931,000	2,046,860
#JC Penney 144A 5.875% 7/1/23	470,000	476,463
#Neiman Marcus Group 144A 8.00% 10/15/21	1,942,000	1,019,550

		3,542,873

Oil, Gas & Consumable Fuels–8.72%
Antero Resources
5.125% 12/1/22	1,437,000	1,476,517
5.375% 11/1/21	309,000	318,270
Baytex Energy
#144A 5.125% 6/1/21	91,000	85,313
#144A 5.625% 6/1/24	190,000	173,375
#Blue Racer Midstream 144A 6.125% 11/15/22	415,000	432,637
#California Resources 144A 8.00% 12/15/22	540,000	353,025
Callon Petroleum 6.125% 10/1/24	757,000	787,280
Calumet Specialty Products Partners 6.50% 4/15/21	84,000	82,477
Carrizo Oil & Gas 6.25% 4/15/23	1,353,000	1,380,060
#Cenovus Energy 144A 4.25% 4/15/27	327,000	324,844
Cheniere Corpus Christi Holdings
5.875% 3/31/25	820,000	885,600
7.00% 6/30/24	825,000	944,625
#Cheniere Energy Partners 144A 5.25% 10/1/25	504,000	516,600
Chesapeake Energy
4.875% 4/15/22	1,323,000	1,237,005
6.125% 2/15/21	825,000	835,313
6.625% 8/15/20	366,000	378,810
#144A 8.00% 1/15/25	726,000	735,075
#144A 8.00% 1/15/25	400,000	405,000
#144A 8.00% 6/15/27	1,004,000	996,470
#CITGO Petroleum 144A 6.25% 8/15/22	1,523,000	1,576,305
CONSOL Energy 5.875% 4/15/22	1,061,000	1,076,915

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources
4.50% 4/15/23	679,000	$682,395
5.00% 9/15/22	1,293,000	1,318,860
Crestwood Midstream Partners
5.75% 4/1/25	580,000	594,500
6.25% 4/1/23	684,000	708,795
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,641,995
#144A 4.75% 9/30/21	248,000	255,440
4.95% 4/1/22	270,000	281,475
#144A 6.75% 9/15/37	735,000	788,287
#Delek Logistics Partners 144A 6.75% 5/15/25	1,392,000	1,409,400
Diamondback Energy 4.75% 11/1/24	228,000	233,700
Energy Transfer Equity 5.875% 1/15/24	2,157,000	2,326,864
EP Energy
7.75% 9/1/22	492,000	313,650
#144A 8.00% 11/29/24	419,000	425,285
#144A 8.00% 2/15/25	1,079,000	845,666
9.375% 5/1/20	483,000	404,513
Genesis Energy
5.625% 6/15/24	429,000	418,275
5.75% 2/15/21	375,000	378,281
6.00% 5/15/23	500,000	498,750
6.75% 8/1/22	355,000	364,763
Global Partners
6.25% 7/15/22	697,000	709,197
7.00% 6/15/23	635,000	641,350
Gulfport Energy
6.00% 10/15/24	825,000	835,313
6.375% 5/15/25	258,000	262,193
#Hilcorp Energy I 144A 5.00% 12/1/24	1,054,000	1,038,190
#Holly Energy Partners 144A 6.00% 8/1/24	833,000	877,774
Martin Midstream Partners 7.25% 2/15/21	696,000	715,140
#MEG Energy 144A 6.375% 1/30/23	749,000	657,247
NGL Energy Partners
5.125% 7/15/19	199,000	199,497
6.125% 3/1/25	819,000	765,765
#NGPL PipeCo 144A 4.875% 8/15/27	558,000	586,095
NuStar Logistics
4.80% 9/1/20	479,000	499,357
5.625% 4/28/27	461,000	487,507
6.75% 2/1/21	291,000	316,463
Oasis Petroleum 6.50% 11/1/21	1,949,000	1,997,725
PBF Holding
7.00% 11/15/23	653,000	675,039
#144A 7.25% 6/15/25	1,250,000	1,281,250
PBF Logistics 6.875% 5/15/23	411,000	424,357
#Peabody Energy 144A 6.00% 3/31/22	249,000	258,026
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	13,905

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources
5.25% 5/1/23	85,000	$83,087
5.375% 10/1/22	960,000	948,000
6.875% 3/1/21	463,000	489,623
Range Resources
4.875% 5/15/25	849,000	840,510
#144A 5.00% 3/15/23	609,000	607,477
RSP Permian 6.625% 10/1/22	191,000	201,027
SemGroup
5.625% 7/15/22	362,000	355,665
5.625% 11/15/23	497,000	485,817
#144A 7.25% 3/15/26	752,000	759,520
#Seven Generations Energy 144A 5.375% 9/30/25	440,000	443,850
SM Energy
5.00% 1/15/24	977,000	925,707
6.125% 11/15/22	274,000	276,055
6.50% 11/15/21	147,000	149,205
Southwestern Energy 6.70% 1/23/25	859,000	874,033
#Standard Industries 144A 6.00% 10/15/25	1,062,000	1,163,910
Stone Energy 7.50% 5/31/22	89,671	86,981
Summit Midstream Holdings
5.50% 8/15/22	652,000	658,520
5.75% 4/15/25	821,000	837,420
Sunoco
5.50% 8/1/20	500,000	515,625
6.25% 4/15/21	778,000	817,172
6.375% 4/1/23	750,000	800,625
#Tallgrass Energy Partners 144A 5.50% 9/15/24	850,000	877,625
Targa Resources Partners
4.25% 11/15/23	537,000	534,986
5.125% 2/1/25	1,187,000	1,227,061
5.25% 5/1/23	850,000	869,125
5.375% 2/1/27	380,000	397,575
Ultra Resources
#144A 6.875% 4/15/22	4,812,000	4,914,255
#144A 7.125% 4/15/25	1,297,000	1,311,591
Whiting Petroleum
5.00% 3/15/19	938,000	942,971
5.75% 3/15/21	819,000	806,715
6.25% 4/1/23	71,000	70,201
Williams
3.70% 1/15/23	870,000	870,000
5.75% 6/24/44	695,000	738,438
7.50% 1/15/31	64,000	77,120
7.75% 6/15/31	451,000	551,302

		68,642,594

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.27%
Cascades
#144A 5.50% 7/15/22	465,000	$484,763
#144A 5.75% 7/15/23	510,000	538,050
Clearwater Paper
4.50% 2/1/23	630,000	631,575
#144A 5.375% 2/1/25	450,000	448,875

		2,103,263

Personal Products–0.16%
Revlon Consumer Products
5.75% 2/15/21	963,000	845,033
6.25% 8/1/24	493,000	383,307

		1,228,340

Pharmaceuticals–2.44%
Endo Finance
#144A 5.375% 1/15/23	223,000	182,860
#144A 5.75% 1/15/22	827,000	729,827
#144A 5.875% 10/15/24	380,000	399,950
#144A 6.00% 7/15/23	1,600,000	1,328,000
#144A 6.00% 2/1/25	960,000	782,400
Mallinckrodt International Finance
3.50% 4/15/18	72,000	72,270
4.75% 4/15/23	136,000	116,620
#144A 5.50% 4/15/25	640,000	580,800
#144A 5.625% 10/15/23	311,000	291,951
#Prestige Brands 144A 5.375% 12/15/21	825,000	852,844
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,203,000	1,206,007
#144A 5.875% 5/15/23	3,056,000	2,708,380
#144A 6.125% 4/15/25	1,293,000	1,137,840
#144A 6.375% 10/15/20	2,514,000	2,526,570
#144A 6.50% 3/15/22	521,000	552,260
#144A 6.75% 8/15/21	1,236,000	1,215,915
#144A 7.00% 10/1/20	1,502,000	1,515,143
#144A 7.00% 3/15/24	1,113,000	1,191,010
#144A 7.25% 7/15/22	1,133,000	1,108,924
#144A 7.50% 7/15/21	717,000	717,000

		19,216,571

Professional Services–0.36%
FTI Consulting 6.00% 11/15/22	350,000	362,687
#Nielsen Co. Luxembourg 144A 5.00% 2/1/25	825,000	861,094
#Nielsen Finance 144A 5.00% 4/15/22	1,520,000	1,578,900

		2,802,681

Semiconductors & Semiconductor Equipment–0.67%
Advanced Micro Devices 7.00% 7/1/24	390,000	414,375
Micron Technology
#144A 5.25% 8/1/23	944,000	989,312
#144A 5.25% 1/15/24	325,000	343,687
5.50% 2/1/25	79,000	84,629

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP
#144A 4.125% 6/1/21	1,165,000	$1,221,794
#144A 4.625% 6/15/22	1,243,000	1,333,117
Qorvo 6.75% 12/1/23	775,000	846,804

		5,233,718

Software–2.28%
#Camelot Finance 144A 7.875% 10/15/24	1,174,000	1,267,920
#CURO Financial Technologies 144A 12.00% 3/1/22	748,000	805,970
#Exela Intermediate 144A 10.00% 7/15/23	1,685,000	1,663,937
#Genesys Telecommunications Laboratories 144A 10.00% 11/30/24	1,965,000	2,225,363
#~Infor Software Parent PIK 144A 7.125% 5/1/21	750,000	767,100
Infor US
#144A 5.75% 8/15/20	988,000	1,017,640
6.50% 5/15/22	1,871,000	1,949,339
#Informatica 144A 7.125% 7/15/23	896,000	904,960
Nuance Communications
#144A 5.375% 8/15/20	483,000	492,419
#144A 5.625% 12/15/26	660,000	702,900
Open Text
#144A 5.625% 1/15/23	737,000	775,693
#144A 5.875% 6/1/26	945,000	1,039,500
#Rackspace Hosting 144A 8.625% 11/15/24	915,000	978,684
#Solera 144A 10.50% 3/1/24	1,369,000	1,565,383
SS&C Technologies Holdings 5.875% 7/15/23	474,000	502,641
#Symantec 144A 5.00% 4/15/25	1,247,000	1,307,018

		17,966,467

Specialty Retail–1.43%
Caleres 6.25% 8/15/23	500,000	525,625
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	579,960
#144A 9.00% 3/15/19	2,417,000	1,398,235
#Group 1 Automotive 144A 5.25% 12/15/23	1,335,000	1,358,363
L Brands 6.75% 7/1/36	825,000	802,147
#Party City Holdings 144A 6.125% 8/15/23	410,000	428,450
Penske Automotive Group 5.50% 5/15/26	1,062,000	1,100,497
PetSmart
#144A 5.875% 6/1/25	322,000	282,555
#144A 7.125% 3/15/23	823,000	643,833
#144A 8.875% 6/1/25	625,000	498,750
Sally Holdings 5.50% 11/1/23	365,000	375,037

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
#Staples 144A 8.50% 9/15/25	3,378,000	$3,293,550

		11,287,002

Technology Hardware, Storage & Peripherals–1.29%
Dell International
#144A 3.48% 6/1/19	10,000	10,203
#144A 5.45% 6/15/23	1,520,000	1,665,486
#144A 5.875% 6/15/21	565,000	592,075
#144A 6.02% 6/15/26	745,000	828,747
#144A 7.125% 6/15/24	2,225,000	2,459,225
Diebold Nixdorf 8.50% 4/15/24	1,375,000	1,495,684
EMC 2.65% 6/1/20	848,000	839,928
Western Digital
#144A 7.375% 4/1/23	773,000	848,754
10.50% 4/1/24	1,216,000	1,431,840

		10,171,942

Textiles, Apparel & Luxury Goods–0.00%
Levi Strauss & Co. 5.00% 5/1/25	25,000	26,469

		26,469

Thrift & Mortgage Finance–0.22%
#CSTN Merger Sub 144A 6.75% 8/15/24	437,000	436,454
Nationstar Mortgage
6.50% 7/1/21	527,000	539,187
6.50% 6/1/22	173,000	178,623
7.875% 10/1/20	565,000	578,066

		1,732,330

Trading Companies & Distributors–2.60%
#Ahern Rentals 144A 7.375% 5/15/23	1,685,000	1,550,200
Aircastle 5.00% 4/1/23	1,202,000	1,289,145
Ashtead Capital
#144A 4.125% 8/15/25	253,000	260,906
#144A 4.375% 8/15/27	262,000	270,187
#144A 5.625% 10/1/24	1,195,000	1,290,600
DAE Funding
#144A 4.50% 8/1/22	549,000	564,029
#144A 5.00% 8/1/24	586,000	602,115
Fly Leasing 5.25% 10/15/24	290,000	290,000
#H&E Equipment Services 144A 5.625% 9/1/25	534,000	564,705
#Hardwoods Acquisition 144A 7.50% 8/1/21	1,259,000	1,170,870
#HD Supply 144A 5.75% 4/15/24	708,000	759,330
Park Aerospace Holdings
#144A 4.50% 3/15/23	880,000	880,977
#144A 5.25% 8/15/22	561,000	585,544
#144A 5.50% 2/15/24	1,612,000	1,696,630
United Rentals North America
4.625% 10/15/25	578,000	586,670
4.875% 1/15/28	3,010,000	3,032,575
4.875% 1/15/28	642,000	646,815

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
United Rentals North America (continued)
5.50% 5/15/27	495,000	$529,031
5.75% 11/15/24	1,830,000	1,948,950
5.875% 9/15/26	235,000	256,150
#Univar USA 144A 6.75% 7/15/23	758,000	797,795
WESCO Distribution 5.375% 6/15/24	870,000	922,200

		20,495,424

Wireless Telecommunication Services–3.48%
#SoftBank Group 144A 4.50% 4/15/20	1,015,000	1,049,683
Sprint
7.125% 6/15/24	3,500,000	3,946,250
7.25% 9/15/21	1,492,000	1,661,715
7.625% 2/15/25	1,479,000	1,699,926
7.875% 9/15/23	3,535,000	4,109,437
Sprint Capital
6.875% 11/15/28	313,000	351,343
8.75% 3/15/32	1,884,000	2,413,875
Sprint Communications
6.00% 11/15/22	1,190,000	1,276,894
#144A 7.00% 3/1/20	1,052,000	1,153,255
7.00% 8/15/20	1,250,000	1,368,900
#144A 9.00% 11/15/18	296,000	318,324
11.50% 11/15/21	90,000	114,845
T-Mobile USA
6.00% 3/1/23	1,365,000	1,441,781
6.00% 4/15/24	1,624,000	1,727,530
6.375% 3/1/25	2,389,000	2,578,209
6.50% 1/15/24	129,000	137,772
6.50% 1/15/26	755,000	835,219
6.625% 4/1/23	1,129,000	1,191,118

		27,376,076

Total Corporate Bonds (Cost $692,643,733)		711,976,833

LOAN AGREEMENTS–4.56%
•Alon USA Partners Tranche B 1st Lien 9.25% (LIBOR03M + 8.00%) 11/13/18	68,972	69,274
•Avaya DIP 1st Lien 8.737% (LIBOR03M + 7.50%) 1/23/18	354,699	358,626
•Avaya Tranche B-3 1st Lien 5.39% (LIBOR03M + 4.50%) 10/26/17	280,000	236,800
•Avaya Tranche B6 8.733% (LIBOR03M + 7.50%) 3/31/18	585,000	495,150
•Avaya Tranche B7 1st Lien 8.617% (LIBOR03M + 5.25%) 5/29/20	250,069	212,402
•California Resources 1st Lien 11.609% (LIBOR03M + 10.375%) 12/31/21	3,969,000	4,247,822
•Chesapeake Energy 1st Lien 8.814% (LIBOR03M + 7.50%) 8/23/21	4,602,376	4,973,442

	Principal	Value
	Amount°	(U.S. $)
LOAN AGREEMENTS (continued)
•Cincinnati Bell Tranche B 1st Lien
3.75% (LIBOR03M + 3.75%) 10/2/24	715,000	$722,150
4.237% (LIBOR03M + 3.00%) 9/10/20	248,907	249,529
•Concordia International Tranche B 1st Lien 5.485% (LIBOR03M + 4.25%) 10/21/21	1,001,022	778,044
•Consolidated Communications Tranche B 1st Lien 4.24% (LIBOR03M + 3.00%) 10/5/23	577,289	563,656
•FGI Operating Tranche B 1st Lien 5.50% (LIBOR03M + 4.25%) 4/19/19	329,350	256,687
•First Data 1st Lien 3.487% (LIBOR03M + 2.25%) 7/10/22	1,111,380	1,114,470
•Genesys Telecommunications Laboratories Tranche B 1st Lien 5.007% (LIBOR03M + 3.75%) 12/1/23	351,349	354,299
•Go Daddy Operating Tranche B 1st Lien 3.735% (LIBOR03M + 2.50%) 2/15/24	393,588	395,238
•Golden Nugget 1st Lien 4.488% (LIBOR03M + 2.75%) 10/4/23	405,962	410,529
•Gulf Finance Tranche B 1st Lien 6.59% (LIBOR03M + 5.25%) 8/25/23	296,157	281,165
•iHeartCommunications Tranche D 1st Lien 8.083% (LIBOR03M + 6.75%) 1/30/19	2,532,692	1,966,661
•iHeartCommunications Tranche E 1st Lien 8.833% (LIBOR03M + 7.50%) 7/30/19	850,642	659,460
•MacDonald Dettwiler & Associates Tranche B 1st Lien 2.75% (LIBOR03M + 2.75%) 7/6/24	290,000	290,689
•MEG Energy Tranche B 1st Lien 4.734% (LIBOR03M + 3.50%) 12/31/23	3,731,110	3,723,238
•Microsemi Tranche B 1st Lien 3.553% (LIBOR03M + 2.25%) 1/15/23	453,844	455,321
•Moran Foods Tranche B 1st Lien 7.235% (LIBOR03M + 6.00%) 12/5/23	2,123,651	1,953,759
•MTL Publishing Tranche B5 1st Lien 3.731% (LIBOR03M + 2.50%) 8/20/23	231,244	232,155
•ON Semiconductor Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 3/31/23	338,329	339,933
•PetSmart 1st Lien 4.24% (LIBOR03M + 3.00%) 3/10/22	437,263	371,035
•Quest Software US Holdings 1st Lien 7.235% (LIBOR03M + 6.00%) 10/31/22	496,219	504,282
•Revlon Consumer Products Tranche B 1st Lien 4.739% (LIBOR12M + 3.50%) 9/7/23	1,459,275	1,311,225
•Rite Aid 2nd Lien 5.99% (LIBOR03M + 4.75%) 8/21/20	155,000	156,486
•Securus Technologies Holdings 1st Lien 5.50% (LIBOR03M + 4.50%) 6/20/24	1,125,000	1,137,887

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

LOAN AGREEMENTS (continued)
•Securus Technology Holdings 2nd Lien 9.25% (LIBOR03M + 8.25%) 6/20/25	241,000	$243,561
•SolarWinds Holdings 1st Lien 4.735% (LIBOR03M + 3.50%) 2/5/23	158,006	158,697
•SUPERVALU Delayed Draw Tranche B-DD 1st Lien 1.00% (LIBOR03M + 1.00%) 6/8/24	324,686	311,902
•SUPERVALU Tranche B 1st Lien 4.735% (LIBOR03M + 3.50%) 6/8/24	539,788	518,533
•Syniverse Holdings 1st Lien 4.333% (LIBOR03M + 3.00%) 4/23/19	875,582	849,315
•Syniverse Holdings Tranche B 1st Lien 4.311% (LIBOR03M + 3.00%) 4/23/19	525,000	509,250
•Tribune Media Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 12/27/20	354,094	355,643
•Ultra Resources 1st Lien 4.309% (LIBOR03M + 3.00%) 4/12/24	2,641,975	2,643,626
•=‡Vertis 1st Lien 15.00% (LIBOR03M + 10.75%) 12/20/17	243,194	0
•Vertiv Intermediate Holdings Tranche B 1st Lien 5.235% (LIBOR03M + 4.00%) 11/30/23	743,314	750,126
•Viskase Tranche B 1st Lien 4.583% (LIBOR03M + 3.25%) 1/30/21	823,654	786,589

Total Loan Agreements (Cost $37,288,531)		35,948,656

	Number of
	Shares
COMMON STOCK–0.44%
†Dynegy	1,250	12,237
†=Escrow General Motors	400,000	0
†=General Motors Escrow	325,000	0
†=Goodman Networks	22,179	0
†NII Holdings	84,804	39,010
†Penn Virginia	7,023	280,780
†Penn Virginia (New)	5,760	230,285
†Sabine Oil & Gas Holdings	167	7,682
†Stone Energy	7,572	220,042

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
†=Texas Competitive Electric Holdings Escrow	6,255,000	$15,638
†=Texas Competitive Electric Holdings
Escrow (Nonext)	1,920,000	4,800
†Ultra Petroleum	36,212	313,958
Vistra Energy	125,000	2,336,250

Total Common Stock (Cost $4,501,341)		3,460,682

PREFERRED STOCK–0.99%
µBank of America 6.10%	1,031,000	1,137,966
†Goodman Networks	26,388	90,511
µHartford Financial Services Group 7.875%	5,600	170,016
#•ILFC E-Capital Trust I 144A 4.36%	3,320,000	3,162,300
#•ILFC E-Capital Trust II 144A 4.61%	1,886,000	1,805,845
•XLIT 4.424% (LIBOR03M + 3.12%)	1,505	1,441,038

Total Preferred Stock (Cost $6,508,136)		7,807,676

RIGHT–0.03%
=Vistra Energy CVR	188,914	221,974

Total Right (Cost $0)		221,974

WARRANTS–0.00%
Sabine Oil & Gas Holdings Tranche 1, exercise price $48.25	531	3,584
Sabine Oil & Gas Holdings Tranche 2, exercise price $25.37	95	546

Total Warrants (Cost $3,348)		4,130

MONEY MARKET FUND–2.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	16,816,033	16,816,033

Total Money Market Fund (Cost $16,816,033)		16,816,033

TOTAL VALUE OF SECURITIES–98.62% (Cost $757,971,655)	776,471,244
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.38%	10,885,405

NET ASSETS APPLICABLE TO 69,179,675 SHARES OUTSTANDING–100.00%	$787,356,649

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $350,729,861, which represents 44.55% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

Summary of Abbreviations:

CVR–Contingent Value Rights

DIP–Debtor-in-Possession

IT–Information Technology

LIBOR03M–Intercontinental Exchange London Interbank Offered Rate U.S. Dollar 3 Month

PIK–Payment-in-kind

See accompanying notes.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$235,260	$—	$235,260
Corporate Bonds	—	711,955,141	21,692	$711,976,833
Loan Agreements	—	35,948,656	—	35,948,656
Common Stock
Automobiles	—	—	—	—
Communications Equipment	—	—	—	—
Electric Utilities	—	—	20,438	20,438
Independent Power & Renewable Electricity Producers	2,348,487	—	—	2,348,487
Oil, Gas & Consumable Fuels	771,967	280,780	—	1,052,747
Wireless Telecommunication Services	39,010	—	—	39,010
Preferred Stock	170,016	7,637,660	—	7,807,676
Warrant	4,130	—	—	4,130
Rights	—	—	221,974	221,974
Money Market Fund	16,816,033	—	—	16,816,033

Total Investments	$20,149,643	$756,057,497	$264,104	$776,471,244

During the six months ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan Retirement Income Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–71.11%
Equity Funds–25.53%
† iShares S&P GSCITM Commodity Indexed Trust ETF	46,361	$690,779
²† JPMorgan Commodities Strategy Fund	373,739	3,330,013
² JPMorgan Equity Index Fund	1,245,159	48,461,584
² JPMorgan Mid Cap Equity Fund	92,066	4,713,784
² JPMorgan Realty Income Fund	406,666	5,343,590
² JPMorgan Small Cap Equity Fund	18,451	1,071,635
² JPMorgan Small Cap Growth Fund	61,209	1,118,895
² JPMorgan Small Cap Value Fund	32,692	1,045,806
Vanguard S&P 500 ETF	11,407	2,632,279

		68,408,365

Fixed Income Funds–25.91%
iShares TIPS Bond ETF	57,722	6,556,065
² JPMorgan Corporate Bond Fund	1,731,307	17,693,953
² JPMorgan Floating Rate Income Fund	993,875	9,362,305
² JPMorgan High Yield Fund	3,131,336	23,485,023
² JPMorgan Inflation Managed Bond Fund	1,200,471	12,340,837

		69,438,183

International Equity Funds–9.40%
² JPMorgan Emerging Economies Fund	291,950	4,247,866
² JPMorgan Emerging Markets Equity Fund	182,958	5,126,471
² JPMorgan International Equity Fund	295,888	5,225,384
✢ JPMorgan International Research Enhanced Equity Fund	277,805	5,192,176
² JPMorgan Intrepid International Fund	240,946	5,382,727

		25,174,624

Money Market Funds–10.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	210,122	210,122
JPMorgan Prime Money Market Fund IM Shares (seven-day effective yield 1.24%)	27,301,656	27,309,846

		27,519,968

Total Investment Companies (Cost $185,830,972)		190,541,140

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.93%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	181,948	$196,585
Series 2009-100 PN 5.00% 11/25/39	632,468	675,090
Series 2011-20 PA 4.50% 3/25/39	405,885	414,130
•Series 2011-86 NF 1.787% (LIBOR01M + 0.55%) 9/25/41	290,755	293,046
Series 2012-54 WG 3.50% 1/25/41	224,443	230,808
*Series 2012-98 MI 3.00% 8/25/31	246,452	27,528
•*Series 2012-122 SD 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	300,806	58,870
*Series 2013-7 EI 3.00% 10/25/40	139,275	18,289
*Series 2013-55 AI 3.00% 6/25/33	304,659	43,881
•Series 2013-57 FN 1.587% (LIBOR01M + 0.35%) 6/25/43	177,145	176,712
Series 2015-40 GZ 3.50% 5/25/45	73,778	72,682
Series 2015-89 AZ 3.50% 12/25/45	25,588	25,098
•*Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	231,946	51,971
*Series 2016-50 IB 3.00% 2/25/46	93,103	13,631
•*Series 2016-55 SK 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	190,913	43,366
•*Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	377,319	90,020
•*Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46	92,569	22,306
*Series 2017-12 JI 3.50% 5/25/40	105,342	14,995
Freddie Mac REMICs Series 2893 PE 5.00% 11/15/34	228,223	249,710

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3737 GA 3.00% 11/15/37	446,173	$452,624
•Series 3984 DF 1.784% (LIBOR01M + 0.55%) 1/15/42	285,957	288,190
Series 4065 DE 3.00% 6/15/32	40,000	40,670
*Series 4109 AI 3.00% 7/15/31	451,549	50,238
*Series 4161 IM 3.50% 2/15/43	64,352	13,901
*Series 4181 DI 2.50% 3/15/33	123,015	14,847
•*Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	203,003	44,522
•Series 4286 VF 1.684% (LIBOR01M + 0.45%) 12/15/43	192,071	192,462
*Series 4342 CI 3.00% 11/15/33	74,377	8,970
Series 4457 KZ 3.00% 4/15/45	120,411	115,109
•*Series 4494 SA 4.946% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	72,698	15,113
*Series 4543 HI 3.00% 4/15/44	100,911	15,410
•*Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	561,581	129,134
Series 4614 HB 2.50% 9/15/46	101,000	91,860
•*Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46	116,032	28,392
Series 4623 LZ 2.50% 10/15/46	89,015	78,136
Series 4623 MW 2.50% 10/15/46	105,000	96,449
*Series 4625 BI 3.50% 6/15/46	361,971	75,301
•*Series 4631 GS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	405,814	82,312
•*Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47	277,558	61,416
Freddie Mac Strips
•*Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	249,959	47,726
•*Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	194,013	37,115
•*Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	132,881	26,937

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.087% (LIBOR01M + 2.85%) 4/25/28	412,834	$428,256
•Series 2015-HQA1 M2 3.887% (LIBOR01M + 2.65%) 3/25/28	158,422	161,896
•Series 2016-DNA3 M2 3.237% (LIBOR01M + 2.00%) 12/25/28	250,000	255,269
•Series 2016-DNA4 M2 2.537% (LIBOR01M + 1.30%) 3/25/29	500,000	506,250
•Series 2016-HQA2 M2 3.487% (LIBOR01M + 2.25%) 11/25/28	250,000	257,049
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	66,772	77,191
GNMA
Series 2010-104 NG 3.00% 7/20/38	263,397	264,976
Series 2012-136 MX 2.00% 11/20/42	40,000	35,198
Series 2013-113 AZ 3.00% 8/20/43	280,276	273,705
Series 2013-113 LY 3.00% 5/20/43	29,000	28,927
Series 2015-64 GZ 2.00% 5/20/45	107,916	90,762
*Series 2015-74 CI 3.00% 10/16/39	202,561	25,750
*Series 2015-142 AI 4.00% 2/20/44	67,050	8,639
•*Series 2016-108 SK 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	290,278	66,720
Series 2016-111 PB 2.50% 8/20/46	97,000	88,897
*Series 2016-116 GI 3.50% 11/20/44	360,531	62,651
*Series 2016-118 DI 3.50% 3/20/43	407,821	62,054

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-120 AS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	313,543	$75,295
•*Series 2016-120 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	418,092	101,511
•*Series 2016-121 JS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	308,368	73,411
Series 2016-134 MW 3.00% 10/20/46	16,000	16,321
Series 2016-156 PB 2.00% 11/20/46	61,000	50,415
*Series 2016-160 GI 3.50% 11/20/46	248,587	57,328
*Series 2016-163 MI 3.50% 11/20/46	195,010	25,664
*Series 2016-163 XI 3.00% 10/20/46	287,301	38,453

Total Agency Collateralized Mortgage Obligations (Cost $7,986,867)		7,858,140

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.44%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	273,160
•Series 2017-M8 A2 3.061% 5/25/27	555,000	563,288
Freddie Mac Multifamily Structured Pass-Through Certificates
♦Series K066 A2 3.117% 6/25/27	340,000	347,185
♦Series K067 A2 3.194% 7/25/27	637,000	653,888
♦Series K719 A1 2.53% 12/25/21	70,361	71,222
♦Series K725 A2 3.002% 1/25/24	185,000	190,461
•♦Series KS03 A4 3.161% 5/25/25	150,000	154,761
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.781% 11/25/49	60,000	63,535
#•Series 2011-K12 B 144A 4.492% 1/25/46	115,000	121,116
#•Series 2011-K14 B 144A 5.341% 2/25/47	70,000	75,644

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K15 B 144A 5.116% 8/25/44	15,000	$16,125
#•Series 2011-K704 B 144A 4.69% 10/25/30	110,000	111,909
#•Series 2012-K18 B 144A 4.40% 1/25/45	85,000	89,469
#•Series 2012-K22 B 144A 3.811% 8/25/45	150,000	155,445
#•Series 2012-K708 B 144A 3.883% 2/25/45	145,000	147,565
#•Series 2013-K29 C 144A 3.601% 5/25/46	295,000	290,967
#•Series 2013-K32 B 144A 3.651% 10/25/46	110,000	113,419
#•Series 2013-K33 B 144A 3.617% 8/25/46	120,000	122,275
#•Series 2013-K712 B 144A 3.481% 5/25/45	80,000	81,392
#•Series 2013-K713 B 144A 3.274% 4/25/46	50,000	50,725
#•Series 2013-K713 C 144A 3.274% 4/25/46	165,000	165,617

Total Agency Commercial Mortgage-Backed Securities (Cost $3,866,712)		3,859,168

AGENCY MORTGAGE-BACKED SECURITIES–2.38%
Fannie Mae
2.53% 7/1/26	141,941	139,889
2.60% 9/1/28	300,000	293,209
2.64% 2/1/23	450,000	458,081
3.16% 12/1/26	510,000	523,682
3.17% 1/1/27	300,000	308,009
3.201% 9/1/27	541,593	557,250
Fannie Mae ARM
•2.912% (LIBOR12M + 1.60%) 7/1/45	41,132	41,868
•3.206% (LIBOR12M + 1.525%) 3/1/44	115,125	118,550
•3.58% (LIBOR12M + 1.83%) 8/1/35	956	1,009
Fannie Mae S.F. 15 yr 5.00% 7/1/20	131,596	134,952
Fannie Mae S.F. 30 yr
5.50% 11/1/34	5,280	5,906
5.50% 4/1/37	118,469	133,304
5.50% 8/1/37	20,093	22,524
5.50% 3/1/38	24,280	27,086
5.50% 6/1/39	53,302	59,520
5.50% 7/1/40	57,667	64,629
5.50% 5/1/44	1,229,035	1,377,220

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/36	24,987	$28,828
6.00% 12/1/36	5,158	5,838
6.00% 6/1/37	3,012	3,428
6.00% 9/1/38	16,654	18,978
6.00% 11/1/38	12,622	14,345
6.00% 10/1/39	190,889	218,133
6.00% 11/1/40	8,773	10,018
7.50% 6/1/31	7,744	9,184
Freddie Mac ARM
•2.558% (LIBOR12M + 1.63%) 10/1/46	163,141	164,010
•2.921% (LIBOR12M + 1.63%) 10/1/45	84,509	86,061
•3.111% (LIBOR12M + 1.62%) 3/1/46	116,298	119,224
Freddie Mac S.F. 30 yr
4.00% 4/1/45	391,600	412,450
5.00% 6/1/36	100,312	110,000
5.50% 3/1/34	6,782	7,582
5.50% 12/1/34	6,358	7,119
5.50% 12/1/35	6,664	7,479
5.50% 8/1/40	15,145	16,876
5.50% 6/1/41	70,584	78,676
6.00% 2/1/36	12,940	14,674
6.00% 3/1/36	17,215	19,529
6.00% 8/1/38	20,292	23,135
6.00% 5/1/40	32,959	37,453
6.50% 4/1/39	32,184	36,125
7.00% 11/1/33	1,138	1,307
GNMA I S.F. 30 yr
5.50% 2/15/41	46,373	51,809
7.00% 12/15/34	61,832	72,267
GNMA II S.F. 30 yr
5.50% 5/20/37	38,030	42,169
5.50% 4/20/40	27,607	30,037
6.00% 2/20/39	38,396	42,747
6.00% 10/20/39	137,806	153,441
6.00% 2/20/40	144,819	161,965
6.00% 4/20/46	47,998	53,688
6.50% 10/20/39	56,294	62,900

Total Agency Mortgage-Backed Securities (Cost $6,387,351)		6,388,163

CORPORATE BONDS–7.05%
Aerospace & Defense–0.14%
Boeing 6.125% 2/15/33	150,000	197,633
Rockwell Collins 3.20% 3/15/24	175,000	178,491

		376,124

Air Freight & Logistics–0.07%
Aviation Capital Group #144A 2.875% 9/17/18	10,000	10,087

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
Aviation Capital Group (continued)
#144A 4.875% 10/1/25	175,000	$190,571

		200,658

Airlines–0.03%
♦American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	72,314	73,037

		73,037

Automobiles–0.05%
General Motors 6.75% 4/1/46	100,000	120,877

		120,877

Banks–1.43%
Bank of America
µ3.124% 1/20/23	180,000	183,387
4.183% 11/25/27	275,000	285,572
µ4.443% 1/20/48	240,000	260,545
BNP Paribas 2.45% 3/17/19	145,000	146,286
Capital One Financial
3.75% 3/9/27	85,000	86,103
4.75% 7/15/21	140,000	151,402
Citigroup
3.75% 6/16/24	150,000	156,621
8.125% 7/15/39	150,000	238,001
Citizens Financial Group 4.30% 12/3/25	160,000	167,773
Cooperatieve Rabobank 3.75% 7/21/26	250,000	254,109
HSBC Finance 6.676% 1/15/21	44,000	49,808
HSBC Holdings 4.875% 1/14/22	150,000	163,965
Huntington Bancshares 2.30% 1/14/22	120,000	118,972
Lloyds Banking Group 3.00% 1/11/22	200,000	201,857
PNC Bank 2.45% 11/5/20	250,000	252,522
Santander UK Group Holdings 3.571% 1/10/23	200,000	204,794
SunTrust Banks 2.70% 1/27/22	100,000	100,899
Toronto-Dominion Bank 2.125% 4/7/21	140,000	139,672
US Bancorp 3.10% 4/27/26	240,000	239,146
Wells Fargo & Co.
3.069% 1/24/23	180,000	183,194
4.75% 12/7/46	175,000	192,598
Wells Fargo Capital X 5.95% 12/15/36	60,000	67,800

		3,845,026

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Beverages–0.14%
Anheuser-Busch InBev Finance 3.65% 2/1/26	355,000	$367,893

		367,893

Biotechnology–0.11%
Amgen 1.90% 5/10/19	150,000	150,290
Celgene 3.25% 8/15/22	140,000	144,648

		294,938

Capital Markets–0.56%
Bank of New York Mellon 2.50% 4/15/21	145,000	146,522
Goldman Sachs Group
3.85% 1/26/27	320,000	327,280
5.15% 5/22/45	330,000	378,658
Morgan Stanley
3.95% 4/23/27	265,000	270,113
4.375% 1/22/47	355,000	378,603

		1,501,176

Chemicals–0.22%
Agrium 3.375% 3/15/25	145,000	146,116
Mosaic 4.25% 11/15/23	70,000	72,786
Westlake Chemical 5.00% 8/15/46	340,000	371,283

		590,185

Commercial Services & Supplies–0.05%
#Penske Truck Leasing 144A 4.20% 4/1/27	140,000	147,112

		147,112

Consumer Finance–0.23%
#Daimler Finance North America 144A 3.45% 1/6/27	215,000	219,275
Ford Motor Credit 3.81% 1/9/24	200,000	204,248
General Motors Financial 5.25% 3/1/26	180,000	195,727

		619,250

Diversified Financial Services–0.51%
Air Lease
3.00% 9/15/23	185,000	184,801
3.625% 4/1/27	430,000	431,151
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	250,000	268,477
International Lease Finance 8.625% 1/15/22	165,000	202,401
#UBS Group Funding Switzerland 144A 4.253% 3/23/28	260,000	273,274

		1,360,104

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–0.46%
AT&T 5.25% 3/1/37	665,000	$701,953
Telefonica Emisiones 5.213% 3/8/47	150,000	165,728
Verizon Communications
3.45% 3/15/21	215,000	223,698
5.25% 3/16/37	140,000	154,009

		1,245,388

Electric Utilities–0.41%
Dominion Energy 3.90% 10/1/25	160,000	167,049
Duke Energy 2.65% 9/1/26	155,000	148,519
Entergy 4.00% 7/15/22	140,000	148,317
Exelon 3.497% 6/1/22	150,000	154,677
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	128,669
NV Energy 6.25% 11/15/20	195,000	217,677
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	127,567

		1,092,475

Electronic Equipment, Instruments & Components–0.02%
Arrow Electronics 3.25% 9/8/24	66,000	65,358

		65,358

Equity Real Estate Investment Trusts–0.40%
American Tower
4.00% 6/1/25	220,000	227,844
4.40% 2/15/26	100,000	105,935
Crown Castle International 5.25% 1/15/23	75,000	83,122
HCP 3.40% 2/1/25	75,000	74,860
Host Hotels & Resorts
3.75% 10/15/23	45,000	46,075
3.875% 4/1/24	40,000	40,938
4.50% 2/1/26	150,000	158,073
National Retail Properties 3.50% 10/15/27	125,000	122,604
Realty Income 4.125% 10/15/26	140,000	145,257
UDR 4.00% 10/1/25	55,000	57,376

		1,062,084

Food & Staples Retailing–0.06%
Kroger 4.45% 2/1/47	170,000	161,655

		161,655

Food Products–0.05%
Tyson Foods 4.50% 6/15/22	135,000	146,152

		146,152

Gas Utilities–0.06%
NiSource Finance 3.95% 3/30/48	150,000	148,485

		148,485

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.05%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	$147,578

		147,578

Health Care Providers & Services–0.08%
Anthem 3.70% 8/15/21	70,000	73,070
Laboratory Corp. of America Holdings 2.625% 2/1/20	150,000	151,684

		224,754

Industrial Conglomerates–0.12%
General Electric
2.10% 12/11/19	70,000	70,579
6.00% 8/7/19	234,000	252,075

		322,654

Insurance–0.24%
CNA Financial 3.95% 5/15/24	140,000	146,127
µManulife Financial 4.061% 2/24/32	200,000	202,393
#Principal Life Global Funding II 144A 3.00% 4/18/26	140,000	139,121
µPrudential Financial 5.375% 5/15/45	140,000	151,550

		639,191

Machinery–0.11%
Parker-Hannifin 3.30% 11/21/24	15,000	15,433
Roper Technologies
2.80% 12/15/21	105,000	106,064
3.80% 12/15/26	55,000	56,722
Textron 4.00% 3/15/26	115,000	120,219

		298,438

Media–0.16%
Comcast 3.00% 2/1/24	240,000	243,908
Discovery Communications 2.95% 3/20/23	41,000	41,159
Time Warner 4.75% 3/29/21	135,000	145,476

		430,543

Multiline Retail–0.06%
Dollar General 3.875% 4/15/27	145,000	150,997

		150,997

Multi-Utilities–0.09%
CMS Energy 6.25% 2/1/20	215,000	234,527

		234,527

Oil, Gas & Consumable Fuels–0.64%
Apache 3.625% 2/1/21	75,000	77,337
Boardwalk Pipelines 4.95% 12/15/24	75,000	79,938

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets
3.216% 11/28/23	155,000	$158,912
3.224% 4/14/24	80,000	81,555
Buckeye Partners 4.35% 10/15/24	350,000	360,953
Canadian Natural Resources 3.80% 4/15/24	145,000	149,317
Enbridge 4.25% 12/1/26	90,000	94,830
Energy Transfer
5.00% 10/1/22	155,000	167,593
9.70% 3/15/19	63,000	69,611
MPLX
4.875% 12/1/24	90,000	97,123
4.875% 6/1/25	100,000	107,338
ONEOK Partners 4.90% 3/15/25	70,000	74,976
Shell International Finance 4.375% 5/11/45	175,000	188,107

		1,707,590

Pharmaceuticals–0.18%
Allergan Funding 3.80% 3/15/25	215,000	223,631
Mylan 3.95% 6/15/26	145,000	147,889
Shire Acquisitions Investments Ireland 2.875% 9/23/23	110,000	109,464

		480,984

Road & Rail–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	152,552
Ryder System 2.45% 9/3/19	75,000	75,573

		228,125

Semiconductors & Semiconductor Equipment–0.04%
QUALCOMM 4.65% 5/20/35	105,000	114,779

		114,779

Software–0.03%
Microsoft 4.10% 2/6/37	70,000	76,012

		76,012

Specialty Retail–0.03%
Advance Auto Parts 4.50% 1/15/22	70,000	74,203

		74,203

Technology Hardware, Storage & Peripherals–0.05%
Apple 3.45% 2/9/45	130,000	123,518

		123,518

Tobacco–0.03%
Reynolds American 4.00% 6/12/22	70,000	74,028

		74,028

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.05%
#Deutsche Telekom International Finance 144A 2.485% 9/19/23	150,000	$147,132

		147,132

Total Corporate Bonds (Cost $18,472,291)		18,893,030

NON-AGENCY ASSET-BACKED SECURITIES–1.89%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	20,012	20,194
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,958
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	240,769
CarMax Auto Owner Trust Series 2017-3 B 2.44% 2/15/23	300,000	298,902
CNH Equipment Trust
•Series 2016-B A2B 1.634% (LIBOR01M + 0.40%) 10/15/19	15,729	15,743
Series 2016-B B 2.20% 10/15/23	575,000	572,858
Discover Card Execution Note Trust
•Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21	200,000	200,975
•Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%) 7/15/24	185,000	186,953
Drive Auto Receivables Trust Series 2017-2 B 2.25% 6/15/21	284,000	284,194
#DT Auto Owner Trust Series 2017-3A B 144A 2.40% 5/17/21	107,000	106,915
#Flagship Credit Auto Trust Series 2017-2 B 144A 2.57% 4/15/23	90,000	89,940
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	325,000	322,498
#•Golden Credit Card Trust Series 2014-2A A 144A 1.684% (LIBOR01M + 0.45%) 3/15/21	100,000	100,408
HERO Funding Trust
#Series 2016-2A A 144A 3.75% 9/20/41	159,352	161,977
#Series 2016-3A A1 144A 3.08% 9/20/42	174,394	173,679

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20	125,000	$124,764
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.794% (LIBOR01M + 0.56%) 7/16/18	13,864	13,868
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%) 5/15/20	135,000	135,370
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21	90,000	90,631
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,861
#•PFS Financing Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20	100,000	100,197
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	135,000	135,055
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	91,646	92,134
#•Series 2015-6 A1B 144A 2.75% 4/25/55	98,484	99,008
#•Series 2016-1 A1B 144A 2.75% 2/25/55	63,350	63,687
#•Series 2016-2 A1 144A 3.00% 8/25/55	72,682	73,506
#•Series 2016-3 A1 144A 2.25% 4/25/56	83,307	82,892
#Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21	115,000	114,637
•Wells Fargo Dealer Floorplan Master Note Trust Series 2014-2 A 1.686% (LIBOR01M + 0.45%) 10/20/19	200,000	200,040
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23	683,000	682,614

Total Non-Agency Asset-Backed Securities (Cost $5,077,550)		5,074,227

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.426% 6/25/29	75,217	76,554
#•Series 2014-2 B2 144A 3.426% 6/25/29	75,217	76,240

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	$100,004
#•Series 2015-4 B1 144A 3.628% 6/25/45	95,115	93,681
#•Series 2015-4 B2 144A 3.628% 6/25/45	95,115	92,620
#•Series 2015-6 B1 144A 3.623% 10/25/45	94,895	94,038
#•Series 2015-6 B2 144A 3.623% 10/25/45	94,895	93,059
#•Series 2016-4 B1 144A 3.903% 10/25/46	97,898	99,861
#•Series 2016-4 B2 144A 3.903% 10/25/46	97,899	100,815
New Residential Mortgage Loan Trust
#•Series 2016-4A A1 144A 3.75% 11/25/56	82,422	85,061
#•Series 2017-1A A1 144A 4.00% 2/25/57	86,171	89,725
#•Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44	65,381	66,625

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,055,045)		1,068,283

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.31%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 A4 5.70% 6/11/50	7,475	7,471
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	200,000	202,971
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	108,573
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	94,276
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	203,241
Series 2015-GC27 A5 3.137% 2/10/48	215,000	216,603
Series 2016-P3 A4 3.329% 4/15/49	145,000	148,115
Series 2016-P5 A4 2.941% 10/10/49	130,000	128,655
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	146,010

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
#Series 2013-WWP A2 144A 3.424% 3/10/31	100,000	$104,608
Series 2014-CR19 A5 3.796% 8/10/47	100,000	105,136
Series 2014-CR20 AM 3.938% 11/10/47	340,000	354,389
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	403,873
Series 2015-CR23 A4 3.497% 5/10/48	135,000	139,595
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	254,329
Series 2016-C3 A5 2.89% 9/10/49	160,000	157,903
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46	300,000	325,842
GRACE Mortgage Trust
#Series 2014-GRCE A 144A 3.369% 6/10/28	1,190,000	1,231,279
#Series 2014-GRCE B 144A 3.52% 6/10/28	200,000	204,810
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	110,441
Series 2017-GS5 A4 3.674% 3/10/50	210,000	219,806
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	160,000	158,637
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	233,534
Series 2015-C33 A4 3.77% 12/15/48	340,000	357,100
JPM-DB Commercial Mortgage
Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	276,910
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.703% 8/12/37	60,000	61,933
Series 2013-LC11 B 3.499% 4/15/46	130,000	129,775
Series 2015-JP1 A5 3.914% 1/15/49	130,000	138,084
Series 2016-JP2 A4 2.822% 8/15/49	310,000	304,278
Series 2016-JP2 AS 3.056% 8/15/49	210,000	204,462

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
•Series 2016-JP3 B 3.397% 8/15/49	60,000	$58,443
#Series 2016-WIKI A 144A 2.798% 10/5/31	75,000	75,918
#Series 2016-WIKI B 144A 3.201% 10/5/31	115,000	116,859
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	141,274
Series 2015-C23 A4 3.719% 7/15/50	440,000	459,905
Series 2015-C26 A5 3.531% 10/15/48	140,000	144,356
Series 2016-C29 A4 3.325% 5/15/49	130,000	132,559
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	259,812
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	198,501
•Series 2017-RB1 XA 1.444% 3/15/50	1,472,605	140,777
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	130,000	131,706
Series 2013-C12 A4 3.198% 3/15/48	260,000	267,260

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,926,359)		8,860,009

ΔSOVEREIGN BOND–0.10%
Mexico–0.10%
Mexico Government International Bond 3.625% 3/15/22	250,000	262,625

Total Sovereign Bond (Cost $262,188)		262,625

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS–8.59%
U.S. Treasury Bonds
2.25% 8/15/46	600,000	$527,578
2.50% 5/15/46	500,000	464,629
2.875% 8/15/45	650,000	652,958
3.875% 8/15/40	1,350,000	1,605,709
5.375% 2/15/31	1,000,000	1,340,527
U.S. Treasury Notes
¥0.75% 1/31/18	1,385,000	1,383,133
1.375% 5/31/20	2,000,000	1,989,648
1.50% 3/31/23	1,750,000	1,703,926
1.625% 11/15/22	2,000,000	1,969,102
1.625% 5/15/26	2,000,000	1,897,422
1.75% 10/31/20	1,500,000	1,504,775
1.75% 3/31/22	1,500,000	1,491,738
1.875% 1/31/22	220,000	220,142
1.875% 3/31/22	175,000	174,966
2.00% 11/15/21	1,500,000	1,511,836
2.00% 11/15/26	10,000	9,747
2.25% 2/15/27	1,750,000	1,739,712
2.375% 5/15/27	1,750,000	1,757,554
^U.S. Treasury Strip Coupon
2.599% 2/15/33	1,600,000	1,060,581

Total U.S. Treasury Obligations (Cost $23,141,363)		23,005,683

TOTAL VALUE OF SECURITIES–99.20% (Cost $261,006,698)	265,810,468
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	2,142,424

NET ASSETS APPLICABLE TO 18,627,413 SHARES OUTSTANDING–100.00%	$267,952,892

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $9,059,533, which represents 3.38% of the Fund’s net assets.

²	Class R-6 shares.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

✢	Class I shares.

«	Includes $58,959 cash collateral due to broker and $170,439 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Cost (Proceeds)	Amount	Date	Appreciation	Depreciation
Equity Contracts:
85	E-mini MSCI EAFE Index	$8,292,986	$8,408,200	12/18/17	$115,214	$—
46	E-mini MSCI Emerging Markets Index	2,541,755	2,505,390	12/18/17	—	(36,365)
11	E-mini S&P 500 Index	1,353,545	1,383,855	12/18/17	30,310	—
68	Euro STOXX 50 Index	2,805,655	2,874,003	12/18/17	68,348	—
(14)	FTSE 100 Index	(1,385,549)	(1,375,014)	12/18/17	10,535	—
(5)	S&P/TSX 60 Index	(700,477)	(736,285)	12/15/17	—	(35,808)
12	SPI 200 Index	1,343,694	1,333,794	12/22/17	—	(9,900)
18	Topix Index	2,526,332	2,679,405	12/8/17	153,073	—

					377,480	(82,073)

Interest Rate Contracts:
41	Australia 10 yr Bonds	4,177,652	4,085,717	12/18/17	—	(91,935)
(29)	Euro-Bund	(5,561,039)	(5,518,634)	12/8/17	42,405	—
(20)	Long Gilt	(3,395,798)	(3,319,984)	12/28/17	75,814	—
(21)	U.S. Treasury 2 yr Notes	(4,540,879)	(4,529,766)	1/1/18	11,113	—
(52)	U.S. Treasury 5 yr Notes	(6,144,422)	(6,110,000)	1/2/18	34,422	—

					163,754	(91,935)

Total Futures Contracts					$541,234	$(174,008)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSCI–Goldman Sachs Commodity Index

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSCI–Morgan Stanley Capital International

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduits

S&P–Standard and Poor’s

S.F.–Single Family

SPI–Swiss Performance Index

TIPS–Treasury Inflation Protected Securities

TSX–Toronto Stock Exchange

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Investment Companies	$190,541,140	$—	$190,541,140
Agency Collateralized Mortgage Obligations	—	7,858,140	7,858,140
Agency Commercial Mortgage-Backed Securities	—	3,859,168	3,859,168
Agency Mortgage-Backed Securities	—	6,388,163	6,388,163
Corporate Bonds	—	18,893,030	18,893,030
Non-Agency Asset-Backed Securities	—	5,074,227	5,074,227
Non-Agency Collateralized Mortgage Obligations	—	1,068,283	1,068,283
Non-Agency Commercial Mortgage-Backed Securities	—	8,860,009	8,860,009
Sovereign Bond	—	262,625	262,625
U.S. Treasury Obligations	—	23,005,683	23,005,683

Total Investments	$190,541,140	$75,269,328	$265,810,468

Derivatives:
Assets:
Futures Contracts	$541,234	$—	$541,234

Liabilities:
Futures Contracts	$(174,008)	$—	$(174,008)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–90.09%
Aerospace & Defense–0.89%
Boeing	7,500	$1,906,575
Curtiss-Wright	3,400	355,436
HEICO Class A	10,975	836,295
Huntington Ingalls Industries	8,635	1,955,309
L3 Technologies	2,990	563,406
Spirit AeroSystems Holdings Class A	6,080	472,538

		6,089,559

Airlines–0.47%
Copa Holdings Class A	10,950	1,363,603
Delta Air Lines	23,100	1,113,882
†United Continental Holdings	11,500	700,120

		3,177,605

Auto Components–0.80%
BorgWarner	84,136	4,310,287
†Visteon	9,000	1,113,930

		5,424,217

Automobiles–0.17%
General Motors	28,800	1,162,944

		1,162,944

Banks–7.28%
Bank of America	154,400	3,912,496
Citigroup	49,000	3,564,260
Citizens Financial Group	128,037	4,848,761
Comerica	5,100	388,926
East West Bancorp	4,700	280,966
Fifth Third Bancorp	217,303	6,080,138
First Republic Bank	42,811	4,472,037
Huntington Bancshares	239,605	3,344,886
KeyCorp	19,900	374,518
M&T Bank	43,099	6,940,663
PNC Financial Services Group	17,750	2,392,167
Popular	53,500	1,922,790
Regions Financial	62,240	947,915
SunTrust Banks	101,573	6,071,018
†SVB Financial Group	1,850	346,117
Synovus Financial	35,300	1,625,918
Zions Bancorporation	43,765	2,064,833

		49,578,409

Beverages–1.62%
Constellation Brands Class A	22,013	4,390,493
Dr Pepper Snapple Group	54,966	4,862,842
Molson Coors Brewing Class B	21,827	1,781,956

		11,035,291

Biotechnology–0.95%
AbbVie	10,200	906,372
†ACADIA Pharmaceuticals	2,300	86,641
Amgen	9,700	1,808,565
†BioMarin Pharmaceutical	4,600	428,122

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences	22,600	$1,831,052
†Incyte	3,525	411,509
†Intercept Pharmaceuticals	2,450	142,198
†Ionis Pharmaceuticals	5,600	283,920
†Juno Therapeutics	7,900	354,394
†TESARO	1,850	238,835

		6,491,608

Building Products–0.80%
Fortune Brands Home & Security	73,962	4,972,465
Owens Corning	6,400	495,040

		5,467,505

Capital Markets–4.55%
Ameriprise Financial	31,155	4,626,829
BGC Partners Class A	6,700	96,949
Goldman Sachs Group	5,100	1,209,669
Invesco	134,190	4,702,018
LPL Financial Holdings	37,100	1,913,247
Morgan Stanley	24,500	1,180,165
MSCI	20,790	2,430,351
Northern Trust	47,370	4,354,724
Raymond James Financial	55,849	4,709,746
T. Rowe Price Group	63,504	5,756,638

		30,980,336

Chemicals–0.91%
Cabot	26,390	1,472,562
Huntsman	48,560	1,331,515
Sherwin-Williams	9,551	3,419,640

		6,223,717

Commercial Services & Supplies–0.04%
†Stericycle	3,350	239,927

		239,927

Communications Equipment–0.75%
†ARRIS International	24,060	685,469
†CommScope Holding	126,660	4,206,379
†F5 Networks	1,750	210,980

		5,102,828

Construction & Engineering–0.10%
Fluor	2,580	108,618
Jacobs Engineering Group	9,640	561,723

		670,341

Consumer Finance–0.75%
Ally Financial	147,145	3,569,738
Capital One Financial	1,000	84,660
Discover Financial Services	16,810	1,083,909
Navient	20,000	300,400
Synchrony Financial	2,620	81,351

		5,120,058

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Containers & Packaging–2.85%
Avery Dennison	5,190	$510,385
Ball	158,748	6,556,292
†Berry Global Group	29,600	1,676,840
International Paper	5,580	317,056
†Owens-Illinois	2,300	57,868
Packaging Corp. of America	5,900	676,612
Silgan Holdings	137,832	4,056,396
WestRock	97,326	5,521,304

		19,372,753

Distributors–0.54%
Genuine Parts	38,483	3,680,899

		3,680,899

Diversified Financial Services–0.02%
Voya Financial	3,700	147,593

		147,593

Diversified Telecommunication Services–0.21%
AT&T	23,000	900,910
CenturyLink	27,650	522,585

		1,423,495

Electric Utilities–2.76%
Alliant Energy	5,860	243,600
American Electric Power	100	7,024
Edison International	93,121	7,186,148
Entergy	5,500	419,980
Exelon	17,400	655,458
FirstEnergy	11,200	345,296
Great Plains Energy	5,100	154,530
NextEra Energy	6,000	879,300
Pinnacle West Capital	620	52,427
Portland General Electric	17,000	775,880
Westar Energy	26,195	1,299,272
Xcel Energy	142,771	6,755,924

		18,774,839

Electrical Equipment–1.57%
AMETEK	58,383	3,855,613
Hubbell	33,636	3,902,449
Regal Beloit	26,315	2,078,885
Rockwell Automation	4,800	855,408

		10,692,355

Electronic Equipment, Instruments & Components–3.24%
Amphenol Class A	67,846	5,742,485
†Arrow Electronics	65,839	5,294,114
Avnet	12,100	475,530
CDW	82,262	5,429,292
FLIR Systems	9,400	365,754
†Keysight Technologies	114,552	4,772,236

		22,079,411

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.50%
Baker Hughes a GE Company	35,620	$1,304,404
†Dril-Quip	3,000	132,450
Halliburton	29,100	1,339,473
†TechnipFMC	22,500	628,200

		3,404,527

Equity Real Estate Investment Trusts–7.77%
American Campus Communities	46,754	2,064,189
American Homes 4 Rent Class A	83,410	1,810,831
Apartment Investment & Management	1,130	49,562
Apple Hospitality	32,000	605,120
AvalonBay Communities	20,296	3,621,212
Boston Properties	28,418	3,492,004
Brandywine Realty Trust	39,000	682,110
Brixmor Property Group	158,852	2,986,418
CoreCivic	21,300	570,201
Corporate Office Properties Trust	13,600	446,488
Crown Castle International	1,550	154,969
CyrusOne	4,500	265,185
Digital Realty Trust	2,120	250,860
Douglas Emmett	2,560	100,915
Equinix	3,945	1,760,653
†Equity Commonwealth	41,460	1,260,384
Equity LifeStyle Properties	3,730	317,348
Essex Property Trust	8,298	2,107,941
Federal Realty Investment Trust	18,221	2,263,230
GEO Group	11,800	317,420
GGP	82,910	1,722,041
HCP	25,862	719,739
Hospitality Properties Trust	9,900	282,051
Invitation Homes	13,400	303,510
†JBG SMITH Properties	21,109	722,139
Kimco Realty	142,462	2,785,132
Liberty Property Trust	3,500	143,710
Mid-America Apartment Communities	4,299	459,477
Outfront Media	130,901	3,296,087
Park Hotels & Resorts	74,604	2,056,086
Piedmont Office Realty Trust Class A	32,500	655,200
Prologis	12,750	809,115
Rayonier	95,476	2,758,302
Regency Centers	34,047	2,112,276
Retail Properties of America	11,500	150,995
†SBA Communications	4,050	583,403
SL Green Realty	250	25,330
Sun Communities	1,900	162,792
Ventas	200	13,026
Vornado Realty Trust	43,319	3,330,365
Weyerhaeuser	98,751	3,360,496
WP Carey	19,989	1,347,059

		52,925,371

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–0.85%
Kroger	144,009	$2,888,820
†Rite Aid	29,900	58,604
Sysco	13,800	744,510
†US Foods Holding	6,400	170,880
Walgreens Boots Alliance	2,400	185,328
Wal-Mart Stores	22,000	1,719,080

		5,767,222

Food Products–1.59%
Archer-Daniels-Midland	18,200	773,682
Bunge	17,400	1,208,604
Conagra Brands	19,000	641,060
Ingredion	9,970	1,202,781
†Pilgrim’s Pride	61,900	1,758,579
†TreeHouse Foods	41,880	2,836,532
Tyson Foods Class A	34,340	2,419,253

		10,840,491

Gas Utilities–0.88%
National Fuel Gas	78,932	4,468,340
UGI	33,070	1,549,660

		6,018,000

Health Care Equipment & Supplies–0.52%
Baxter International	6,000	376,500
Hill-Rom Holdings	14,800	1,095,200
†Hologic	23,990	880,193
Zimmer Biomet Holdings	10,310	1,207,198

		3,559,091

Health Care Providers & Services–4.65%
AmerisourceBergen	56,909	4,709,220
Anthem	5,250	996,870
†Centene	9,000	870,930
Cigna	26,607	4,973,913
†DaVita	8,700	516,693
†Express Scripts Holding	12,300	778,836
†Henry Schein	35,150	2,881,949
Humana	26,567	6,472,518
†Laboratory Corp. of America Holdings	20,818	3,142,893
McKesson	2,600	399,386
†Premier Class A	29,400	957,558
Quest Diagnostics	1,000	93,640
Universal Health Services Class B	32,174	3,569,384
†WellCare Health Plans	7,400	1,270,876

		31,634,666

Hotels, Restaurants & Leisure–1.55%
†Hilton Grand Vacations	16,377	632,643
Hilton Worldwide Holdings	69,978	4,859,972
Marriott International Class A	18,985	2,093,286
Restaurant Brands International	7,400	472,712
Royal Caribbean Cruises	2,300	272,642

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts	2,300	$524,676
Wyndham Worldwide	6,500	685,165
†Yum China Holdings	25,450	1,017,237

		10,558,333

Household Durables–2.27%
DR Horton	17,775	709,756
†Mohawk Industries	35,272	8,730,173
Newell Brands	119,416	5,095,481
†NVR	50	142,750
Toll Brothers	18,700	775,489

		15,453,649

Household Products–0.43%
Energizer Holdings	51,524	2,372,680
Procter & Gamble	5,800	527,684

		2,900,364

Independent Power & Renewable Electricity Producers–0.45%
AES	66,700	735,034
†Calpine	22,000	324,500
NRG Energy	77,800	1,990,902

		3,050,436

Industrial Conglomerates–0.75%
Carlisle	50,613	5,075,978

		5,075,978

Insurance–6.92%
†Alleghany	4,030	2,232,660
Allstate	17,400	1,599,234
American Financial Group	5,570	576,217
American National Insurance	400	47,232
†Arch Capital Group	1,340	131,990
Aspen Insurance Holdings	2,670	107,868
Assurant	2,690	256,949
Assured Guaranty	22,770	859,567
Axis Capital Holdings	10,400	596,024
Chubb	15,984	2,278,519
Everest Re Group	4,175	953,528
First American Financial	15,300	764,541
FNF Group	8,550	405,783
Hanover Insurance Group	5,860	568,010
Hartford Financial Services Group	112,865	6,256,107
Loews	167,655	8,023,968
Marsh & McLennan	54,851	4,597,062
MetLife	5,000	259,750
Principal Financial Group	3,300	212,322
Progressive	67,019	3,245,060
Prudential Financial	6,200	659,184
RenaissanceRe Holdings	5,700	770,298
Torchmark	9,430	755,249
Unum Group	77,697	3,972,648

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Validus Holdings	1,700	$83,657
WR Berkley	28,154	1,878,998
XL Group	126,692	4,997,999

		47,090,424

Internet & Direct Marketing Retail–0.90%
Expedia	42,338	6,094,132

		6,094,132

Internet Software & Services–0.58%
†eBay	38,600	1,484,556
†InterActiveCorp	3,600	423,288
†Match Group	88,275	2,047,097

		3,954,941

IT Services–1.44%
DXC Technology	27,250	2,340,230
Fidelity National Information Services	4,400	410,916
Jack Henry & Associates	49,154	5,052,540
†Square Class A	8,900	256,409
Total System Services	9,500	622,250
†Vantiv Class A	14,270	1,005,607
Western Union	4,200	80,640

		9,768,592

Leisure Products–0.08%
Hasbro	5,750	561,603

		561,603

Life Sciences Tools & Services–0.04%
Agilent Technologies	4,400	282,480

		282,480

Machinery–2.35%
Caterpillar	4,100	511,311
Crane	11,770	941,482
Cummins	4,200	705,726
†Gardner Denver Holdings	15,500	426,560
IDEX	36,149	4,391,019
Ingersoll-Rand	21,900	1,952,823
Parker-Hannifin	9,950	1,741,449
Snap-on	35,821	5,337,687

		16,008,057

Media–1.67%
Cable One	50	36,106
CBS Class B	54,082	3,136,756
Comcast Class A	32,900	1,265,992
†DISH Network Class A	69,163	3,750,709
†Liberty SiriusXM Group Class A	15,800	662,020
Sirius XM Holdings	147,100	811,992
Viacom Class B	25,300	704,352
Walt Disney	9,900	975,843

		11,343,770

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Metals & Mining–0.31%
†Freeport-McMoRan	12,100	$169,884
Newmont Mining	5,450	204,429
Reliance Steel & Aluminum	1,450	110,447
Steel Dynamics	47,540	1,638,704

		2,123,464

Mortgage Real Estate Investment Trusts–0.29%
AGNC Investment	17,900	388,072
Chimera Investment	42,500	804,100
Two Harbors Investment	77,100	777,168

		1,969,340

Multiline Retail–1.12%
Kohl’s	109,624	5,004,336
Nordstrom	55,698	2,626,161

		7,630,497

Multi-Utilities–3.31%
Ameren	3,650	211,116
CenterPoint Energy	83,516	2,439,502
CMS Energy	151,443	7,014,840
Consolidated Edison	2,345	189,195
DTE Energy	1,430	153,525
MDU Resources Group	22,500	583,875
Sempra Energy	48,828	5,572,740
WEC Energy Group	101,228	6,355,094

		22,519,887

Oil, Gas & Consumable Fuels–5.73%
Andeavor	11,600	1,196,540
Apache	1,000	45,800
Cabot Oil & Gas	31,100	831,925
Chevron	5,500	646,250
Cimarex Energy	4,855	551,868
ConocoPhillips	1,700	85,085
Devon Energy	33,300	1,222,443
†Energen	158,815	8,684,004
EOG Resources	11,000	1,064,140
EQT	140,948	9,195,447
Exxon Mobil	5,500	450,890
Marathon Oil	50,110	679,492
Marathon Petroleum	26,290	1,474,343
Murphy Oil	4,340	115,270
Noble Energy	630	17,867
Occidental Petroleum	800	51,368
ONEOK	2,100	116,361
PBF Energy Class A	118,611	3,274,850
†QEP Resources	21,330	182,798
†Rice Energy	1,900	54,986
Valero Energy	29,030	2,233,278
Williams	205,344	6,162,373
World Fuel Services	14,780	501,190

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	15,280	$175,720

		39,014,288

Personal Products–1.30%
Coty Class A	190,060	3,141,692
†Edgewell Personal Care	62,800	4,569,956
†Herbalife	2,640	179,071
Nu Skin Enterprises Class A	15,600	959,088

		8,849,807

Pharmaceuticals–0.49%
Allergan	7,330	1,502,283
†Mallinckrodt	6,700	250,379
†Mylan	13,600	426,632
Pfizer	33,000	1,178,100

		3,357,394

Professional Services–0.50%
ManpowerGroup	23,400	2,756,988
†TransUnion	13,500	638,010

		3,394,998

Real Estate Management & Development–0.54%
†CBRE Group Class A	76,897	2,912,858
Realogy Holdings	22,100	728,195

		3,641,053

Road & Rail–0.02%
Landstar System	1,460	145,489

		145,489

Semiconductors & Semiconductor Equipment–1.37%
Analog Devices	37,722	3,250,505
Applied Materials	38,400	2,000,256
KLA-Tencor	4,100	434,600
Lam Research	4,550	841,932
Marvell Technology Group	106,640	1,908,856
†ON Semiconductor	16,860	311,404
Skyworks Solutions	2,500	254,750
Teradyne	8,400	313,236

		9,315,539

Software–1.22%
Activision Blizzard	5,750	370,933
CA	12,100	403,898
†Citrix Systems	7,320	562,322
†Nuance Communications	45,900	721,548

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Software (continued)
†Synopsys	68,899	$5,548,436
†VMware Class A	4,500	491,355
†Zynga Class A	57,200	216,216

		8,314,708

Specialty Retail–3.18%
†AutoZone	6,851	4,077,099
Bed Bath & Beyond	73,567	1,726,617
Best Buy	113,586	6,469,859
†Burlington Stores	5,900	563,214
Gap	139,958	4,132,960
Tiffany	51,332	4,711,251

		21,681,000

Technology Hardware, Storage & Peripherals–1.07%
Apple	3,100	477,772
HP	101,600	2,027,936
†NCR	13,200	495,264
NetApp	18,400	805,184
Western Digital	18,300	1,581,120
Xerox	57,420	1,911,512

		7,298,788

Textiles, Apparel & Luxury Goods–1.42%
†Michael Kors Holdings	2,200	105,270
PVH	54,719	6,897,877
Ralph Lauren	30,398	2,683,839

		9,686,986

Trading Companies & Distributors–0.76%
MSC Industrial Direct	57,063	4,312,251
†United Rentals	6,100	846,314

		5,158,565

Total Common Stock (Cost $489,354,100)		613,329,620

MONEY MARKET FUND–9.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	65,720,350	65,720,350

Total Money Market Fund (Cost $65,720,350)		65,720,350

TOTAL VALUE OF SECURITIES–99.75% (Cost $555,074,450)	$679,049,970
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,719,359

NET ASSETS APPLICABLE TO 40,406,336 SHARES OUTSTANDING–100.00%	$680,769,329

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

†	Non-income producing.

«	Includes $220,605 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
192	E-mini S&P 500 Index	$23,686,424	$24,154,560	12/18/17	$468,136
131	E-mini S&P MidCap 400 Index	22,584,493	23,523,670	12/18/17	939,177

Total Futures Contracts					$1,407,313

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$613,329,620
Money Market Fund	65,720,350

Total Investments	$679,049,970

Derivatives:
Assets:
Futures Contracts	$1,407,313

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–93.63%
INVESTMENT COMPANIES–93.63%
Equity Funds–25.59%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	9,610	$378,351
LVIP SSGA Mid-Cap Index Fund	30,225	377,268
LVIP SSGA S&P 500 Index Fund	464,465	8,168,085
LVIP SSGA Small-Cap Index Fund	12,288	383,706
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	15,173	375,110

		9,682,520

Fixed Income Funds–46.65%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	363,542	3,674,315
LVIP Delaware Bond Fund	156,433	2,176,921
LVIP JPMorgan High Yield Fund	130,100	1,481,193
LVIP PIMCO Low Duration Bond Fund	145,532	1,476,569
LVIP SSGA Bond Index Fund	577,076	6,610,404
LVIP Western Asset Core Bond Fund	224,380	2,233,257

		17,652,659

International Equity Funds–14.62%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	114,957	1,087,607
LVIP SSGA International Index Fund	455,236	4,445,840

		5,533,447

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.77%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	225,801	$2,562,166

		2,562,166

Total Affiliated Investments (Cost $26,015,938)		35,430,792

UNAFFILIATED INVESTMENTS–7.17%
INVESTMENT COMPANIES–7.17%
Fixed Income Fund–1.94%
American Funds Insurance Series®–
Mortgage Bond Fund	68,770	733,779

		733,779

International Equity Fund–1.91%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	29,825	721,162

		721,162

Money Market Fund–3.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	1,256,366	1,256,366

		1,256,366

Total Unaffiliated Investments (Cost $2,358,667)		2,711,307

TOTAL VALUE OF SECURITIES–100.80% (Cost $28,374,605)	38,142,099
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.80%)	(302,624)

NET ASSETS APPLICABLE TO 3,190,527 SHARES OUTSTANDING–100.00%	$37,839,475

†	Non-income producing.

*	Standard Class shares.

Class 1 shares.

«	Includes $61,269 cash collateral and $30,179 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(2)	British Pound	$(165,511)	$(167,988)	12/19/17	$—	$(2,477)
(1)	Euro	(151,168)	(148,306)	12/19/17	2,862	—
(1)	Japanese Yen	(116,587)	(111,500)	12/19/17	5,087	—

					7,949	(2,477)

Equity Contracts:
(1)	E-mini MSCI Emerging Markets Index	(54,554)	(54,465)	12/18/17	89	—
(1)	E-mini Russell 2000 Index	(71,142)	(74,645)	12/18/17	—	(3,503)
(5)	E-mini S&P 500 Index	(616,184)	(629,025)	12/18/17	—	(12,841)
(1)	E-mini S&P MidCap 400 Index	(171,299)	(179,570)	12/18/17	—	(8,271)
(3)	Euro STOXX 50 Index	(124,275)	(126,794)	12/18/17	—	(2,520)
(2)	FTSE 100 Index	(196,644)	(196,431)	12/18/17	213	—
(1)	Nikkei 225 Index (OSE)	(171,072)	(180,938)	12/8/17	—	(9,865)

					302	(37,000)

Total Futures Contracts					$8,251	$(39,477)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanly Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2010 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2010 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$35,430,792
Unaffiliated Investment Companies	2,711,307

Total Investments	$38,142,099

Derivatives:
Assets:
Futures Contracts	$8,251

Liabilities:
Futures Contracts	$(39,477)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

LVIP Managed Risk Profile 2010 Fund–3

LVIP Managed Risk Profile 2010 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$2,322,195	$2,265,939	$901,002	$4,445	$(17,262)	$3,674,315	$60,396	$—
LVIP Clarion Global Real Estate Fund	1,166,832	116,519	246,816	9,758	41,314	1,087,607	8,325	—
LVIP Delaware Bond Fund	2,311,806	—	216,018	(5,988)	87,121	2,176,921	—	—
LVIP Delaware Special Opportunities Fund	386,954	69,711	83,330	6,852	(1,836)	378,351	—	31,744
LVIP Global Income Fund	2,316,445	1,590,387	1,394,957	(6,903)	57,194	2,562,166	—	7,529
LVIP JPMorgan High Yield Fund	2,722,849	239,511	1,622,857	6,560	135,130	1,481,193	10,785	—
LVIP PIMCO Low Duration Bond Fund	1,548,124	198,632	288,379	113	18,079	1,476,569	5,837	—
LVIP SSGA Bond Index Fund	6,947,400	792,547	1,297,705	16,322	151,840	6,610,404	12,711	—
LVIP SSGA International Index Fund	4,630,802	711,239	1,618,612	224,166	498,245	4,445,840	9,559	—
LVIP SSGA Mid-Cap Index Fund	383,032	36,795	73,174	7,294	23,321	377,268	169	1,462
LVIP SSGA S&P 500 Index Fund	8,883,070	740,237	2,493,640	904,112	134,306	8,168,085	—	78,493
LVIP SSGA Small-Cap Index Fund	770,487	65,139	496,159	293,524	(249,285)	383,706	—	6,818
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	380,218	37,803	94,266	20,255	31,100	375,110	—	9,016
LVIP Western Asset Core Bond Fund	2,321,637	701,218	865,490	(23,770)	99,662	2,233,257	780	—

Total	$37,091,851	$7,565,677	$11,692,405	$1,456,740	$1,008,929	$35,430,792	$108,562	$135,062

4. Subsequent Events

On September 11, 2017, the Fund’s Board approved a proposal to change the Fund’s name, sub-adviser, and investment strategy. Effective February 1, 2018, the Fund’s name will be LVIP T. Rowe Price 2010 Fund. T. Rowe Price Associates, Inc. will begin sub-advising the Fund. The Fund’s Risk Management Strategy overlay will be removed and Milliman will cease sub-advising the Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–92.37%
INVESTMENT COMPANIES–92.37%
Equity Funds–34.92%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	26,165	$1,251,247
LVIP Delaware Special Opportunities Fund	31,879	1,255,097
LVIP SSGA Mid-Cap Index Fund	100,268	1,251,541
LVIP SSGA S&P 500 Index Fund	1,961,014	34,486,400
LVIP SSGA Small-Cap Index Fund	81,533	2,545,945
LVIP SSGA Small-Mid Cap 200 Fund	85,219	1,267,206
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	100,670	2,488,766

		44,546,202

Fixed Income Funds–37.30%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	603,010	6,094,626
LVIP Delaware Bond Fund	428,407	5,961,713
LVIP JPMorgan High Yield Fund	323,566	3,683,802
LVIP PIMCO Low Duration Bond Fund	482,790	4,898,385
LVIP SSGA Bond Index Fund	2,020,884	23,149,232
LVIP Western Asset Core Bond Fund	381,091	3,792,995

		47,580,753

International Equity Funds–17.30%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	253,670	2,399,970
LVIP SSGA International Index Fund	2,013,689	19,665,684

		22,065,654

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.85%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	320,791	$3,640,019

		3,640,019

Total Affiliated Investments (Cost $79,445,825)		117,832,628

UNAFFILIATED INVESTMENTS–7.45%
INVESTMENT COMPANIES–7.45%
International Equity Funds–3.76%
iShares MSCI Emerging Markets ETF	80,251	3,596,047
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	49,471	1,196,213

		4,792,260

Money Market Fund–3.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	4,705,736	4,705,736

		4,705,736

Total Unaffiliated Investments (Cost $8,351,480)		9,497,996

TOTAL VALUE OF SECURITIES–99.82% (Cost $87,797,305)	127,330,624
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	227,345

NET ASSETS APPLICABLE TO 10,792,817 SHARES OUTSTANDING–100.00%	$127,557,969

†	Non-income producing.

*	Standard Class shares.

«	Includes $329,752 cash collateral and $120,961 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(12)	British Pound	$(993,065)	$(1,007,925)	12/19/17	$—	$(14,860)
(5)	Euro	(755,840)	(741,531)	12/19/17	14,309	—
(4)	Japanese Yen	(466,347)	(446,000)	12/19/17	20,347	—

					34,656	(14,860)

Equity Contracts:
(6)	E-mini MSCI Emerging Markets Index	(327,326)	(326,790)	12/18/17	536	—
(7)	E-mini Russell 2000 Index	(497,992)	(522,515)	12/18/17	—	(24,523)
(30)	E-mini S&P 500 Index	(3,697,102)	(3,774,150)	12/18/17	—	(77,048)
(3)	E-mini S&P MidCap 400 Index	(513,898)	(538,710)	12/18/17	—	(24,812)
(14)	Euro STOXX 50 Index	(579,948)	(591,706)	12/18/17	—	(11,758)
(10)	FTSE 100 Index	(983,151)	(982,153)	12/18/17	998	—
(3)	Nikkei 225 Index (OSE)	(513,217)	(542,813)	12/8/17	—	(29,596)

					1,534	(167,737)

Total Futures Contracts					$36,190	$(182,597)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2020 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2020 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$117,832,628
Unaffiliated Investment Companies	9,497,996

Total Investments	$127,330,624

Derivatives:
Assets:
Futures Contracts	$36,190

Liabilities:
Futures Contracts	$(182,597)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile 2020 Fund–3

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,301,876	$144,473	$395,265	$151,852	$48,311	$1,251,247	$—	$47,121
LVIP BlackRock Inflation Protected Bond Fund	6,650,618	1,983,446	2,521,242	12,833	(31,029)	6,094,626	100,663	—
LVIP Clarion Global Real Estate Fund	4,009,415	312,869	2,115,337	421,232	(228,209)	2,399,970	27,735	—
LVIP Delaware Bond Fund	5,747,938	—	—	—	213,775	5,961,713	—	—
LVIP Delaware Special Opportunities Fund	2,632,523	236,308	1,702,070	157,468	(69,132)	1,255,097	—	104,838
LVIP Global Income Fund	3,980,822	1,468,898	1,933,111	(12,066)	135,476	3,640,019	—	18,826
LVIP JPMorgan High Yield Fund	8,023,070	415,113	5,077,874	(96,117)	419,610	3,683,802	20,543	—
LVIP PIMCO Low Duration Bond Fund	5,321,065	625,286	1,111,629	1,038	62,625	4,898,385	19,455	—
LVIP SSGA Bond Index Fund	21,224,767	6,223,223	4,896,194	24,064	573,372	23,149,232	42,370	—
LVIP SSGA International Index Fund	21,219,975	2,064,845	7,067,650	1,050,908	2,397,606	19,665,684	43,451	—
LVIP SSGA Mid-Cap Index Fund	1,316,284	106,744	277,340	31,327	74,526	1,251,541	563	4,868
LVIP SSGA S&P 500 Index Fund	34,518,083	5,014,202	9,365,682	2,844,549	1,475,248	34,486,400	—	329,862
LVIP SSGA Small-Cap Index Fund	2,670,188	223,339	557,962	36,889	173,491	2,545,945	—	45,912
LVIP SSGA Small-Mid Cap 200 Fund	1,331,540	155,451	281,601	18,734	43,082	1,267,206	1,169	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,613,250	196,384	679,811	28,279	330,664	2,488,766	—	60,085
LVIP Western Asset Core Bond Fund	3,541,127	2,280,491	2,181,650	(58,347)	211,374	3,792,995	1,340	—

Total	$126,102,541	$21,451,072	$40,164,418	$4,612,643	$5,830,790	$117,832,628	$257,289	$611,512

4. Subsequent Events

On September 11, 2017, the Fund’s Board approved a proposal to change the Fund’s name, sub-adviser, and investment strategy. Effective February 1, 2018, the Fund’s name will be LVIP T. Rowe Price 2020 Fund. T. Rowe Price Associates, Inc. will begin sub-advising the Fund. The Fund’s Risk Management Strategy overlay will be removed and Milliman will cease sub-advising the Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2020 Fund–4

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–92.40%
INVESTMENT COMPANIES–92.40%
Equity Funds–34.90%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	32,300	$1,544,630
LVIP Delaware Special Opportunities Fund	39,354	1,549,408
LVIP MFS Value Fund	73,246	3,057,352
LVIP SSGA Mid-Cap Index Fund	123,776	1,544,972
LVIP SSGA S&P 500 Index Fund	2,161,483	38,011,849
LVIP SSGA Small-Cap Index Fund	50,324	1,571,432
LVIP SSGA Small-Mid Cap 200 Fund	105,198	1,564,291
LVIP T. Rowe Price Growth Stock Fund	72,012	3,013,192
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	124,275	3,072,325

		54,929,451

Fixed Income Funds–31.58%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	595,520	6,018,918
LVIP Delaware Bond Fund	253,032	3,521,188
LVIP JPMorgan High Yield Fund	399,434	4,547,555
LVIP PIMCO Low Duration Bond Fund	297,997	3,023,475
LVIP SSGA Bond Index Fund	2,232,129	25,569,042
LVIP Western Asset Core Bond Fund	704,583	7,012,714

		49,692,892

International Equity Funds–24.02%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	470,787	4,454,119
LVIP MFS International Growth Fund	266,315	4,538,541
LVIP Mondrian International Value Fund	252,587	4,575,357
LVIP SSGA Emerging Markets 100 Fund	151,900	1,476,921
LVIP SSGA International Index Fund	2,330,466	22,759,329

		37,804,267

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Fixed Income Fund–1.90%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	264,008	$2,995,695

		2,995,695

Total Affiliated Investments (Cost $100,004,661)		145,422,305

UNAFFILIATED INVESTMENTS–7.44%
INVESTMENT COMPANIES–7.44%
International Equity Funds–3.76%
iShares MSCI Emerging Markets ETF	66,176	2,965,347
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	122,149	2,953,564

		5,918,911

Money Market Fund–3.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	5,787,342	5,787,342

		5,787,342

Total Unaffiliated Investments (Cost $9,797,053)		11,706,253

TOTAL VALUE OF SECURITIES–99.84% (Cost $109,801,714)	157,128,558
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	251,169

NET ASSETS APPLICABLE TO 13,437,214 SHARES OUTSTANDING–100.00%	$157,379,727

†	Non-income producing.

*	Standard Class shares.

«	Includes $194,868 cash collateral and $435,263 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(20)	British Pound	$(1,655,109)	$(1,679,875)	12/19/17	$—	$(24,766)
(8)	Euro	(1,209,344)	(1,186,450)	12/19/17	22,894	—
(6)	Japanese Yen	(699,520)	(669,000)	12/19/17	30,520	—

					53,414	(24,766)

Equity Contracts:
(11)	E-mini MSCI Emerging Markets Index	(600,097)	(599,115)	12/18/17	982	—
(7)	E-mini Russell 2000 Index	(497,992)	(522,515)	12/18/17	—	(24,523)
(39)	E-mini S&P 500 Index	(4,806,233)	(4,906,395)	12/18/17	—	(100,162)
(4)	E-mini S&P MidCap 400 Index	(685,197)	(718,280)	12/18/17	—	(33,083)
(27)	Euro STOXX 50 Index	(1,118,472)	(1,141,148)	12/18/17	—	(22,676)
(15)	FTSE 100 Index	(1,474,727)	(1,473,230)	12/18/17	1,497	—
(4)	Nikkei 225 Index (OSE)	(684,289)	(723,750)	12/8/17	—	(39,461)

					2,479	(219,905)

Total Futures Contracts					$55,893	$(244,671)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2030 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2030 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$145,422,305
Unaffiliated Investment Companies	11,706,253

Total Investments	$157,128,558

Derivatives:
Assets:
Futures Contracts	$55,893

Liabilities:
Futures Contracts	$(244,671)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile 2030 Fund–3

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,481,497	$175,059	$349,096	$76,714	$160,456	$1,544,630	$—	$57,830
LVIP BlackRock Inflation Protected Bond Fund	6,054,330	880,163	886,993	1,076	(29,658)	6,018,918	98,833	—
LVIP Clarion Global Real Estate Fund	6,083,159	325,836	2,152,203	(112,217)	309,544	4,454,119	34,042	—
LVIP Delaware Bond Fund	3,394,925	—	—	—	126,263	3,521,188	—	—
LVIP Delaware Special Opportunities Fund	1,513,460	270,341	253,696	24,821	(5,518)	1,549,408	—	129,773
LVIP Global Income Fund	3,020,061	288,327	443,497	(3,683)	134,487	2,995,695	—	15,398
LVIP JPMorgan High Yield Fund	6,086,964	490,030	2,371,049	(24,742)	366,352	4,547,555	25,212	—
LVIP MFS International Growth Fund	3,041,840	1,691,819	1,153,609	99,758	858,733	4,538,541	3,786	—
LVIP MFS Value Fund	3,006,834	265,601	505,718	15,336	275,299	3,057,352	5,625	48,253
LVIP Mondrian International Value Fund	4,561,449	253,298	995,735	11,221	745,124	4,575,357	10,560	—
LVIP PIMCO Low Duration Bond Fund	3,027,641	401,042	443,497	643	37,646	3,023,475	11,939	—
LVIP SSGA Bond Index Fund	24,151,834	4,336,792	3,556,910	1,595	635,731	25,569,042	46,226	—
LVIP SSGA Emerging Markets 100 Fund	1,475,918	95,444	348,822	45,854	208,527	1,476,921	1,495	—
LVIP SSGA International Index Fund	19,615,376	2,621,866	3,197,324	362,119	3,357,292	22,759,329	49,767	—
LVIP SSGA Mid-Cap Index Fund	1,497,941	143,158	221,748	17,836	107,785	1,544,972	691	5,974
LVIP SSGA S&P 500 Index Fund	39,284,149	4,407,941	10,616,335	3,499,168	1,436,926	38,011,849	—	362,736
LVIP SSGA Small-Cap Index Fund	3,013,248	151,490	1,725,633	126,499	5,828	1,571,432	—	28,173
LVIP SSGA Small-Mid Cap 200 Fund	1,515,456	194,393	221,748	6,640	69,550	1,564,291	1,435	—
LVIP T. Rowe Price Growth Stock Fund	1,499,513	1,555,531	473,639	93,703	338,084	3,013,192	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,973,838	236,421	563,143	132,495	292,714	3,072,325	—	73,743
LVIP Western Asset Core Bond Fund	5,665,733	2,585,917	1,506,231	(28,722)	296,017	7,012,714	2,447	—

Total	$141,965,166	$21,370,469	$31,986,626	$4,346,114	$9,727,182	$145,422,305	$292,058	$721,880

4. Subsequent Events

On September 11, 2017, the Fund’s Board approved a proposal to change the Fund’s name, sub-adviser, and investment strategy. Effective February 1, 2018, the Fund’s name will be LVIP T. Rowe Price 2030 Fund. T. Rowe Price Associates, Inc. will begin sub-advising the Fund. The Fund’s Risk Management Strategy overlay will be removed and Milliman will cease sub-advising the Fund.

LVIP Managed Risk Profile 2030 Fund–4

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

4. Subsequent Events (continued)

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2030 Fund–5

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–91.55%
INVESTMENT COMPANIES–91.55%
Equity Funds–39.35%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	22,903	$1,095,270
LVIP Delaware Special Opportunities Fund	27,905	1,098,658
LVIP MFS Value Fund	77,907	3,251,910
LVIP SSGA Mid-Cap Index Fund	87,767	1,095,507
LVIP SSGA S&P 500 Index Fund	1,778,053	31,268,844
LVIP SSGA Small-Cap Index Fund	35,680	1,114,142
LVIP SSGA Small-Mid Cap 200 Fund	74,592	1,109,187
LVIP T. Rowe Price Growth Stock Fund	51,065	2,136,730
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	88,122	2,178,561

		44,348,809

Fixed Income Funds–24.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	211,148	2,134,073
LVIP Delaware Bond Fund	115,438	1,606,440
LVIP JPMorgan High Yield Fund	188,951	2,151,203
LVIP PIMCO Low Duration Bond Fund	211,315	2,143,999
LVIP SSGA Bond Index Fund	1,210,558	13,866,941
LVIP Western Asset Core Bond Fund	589,032	5,862,637

		27,765,293

International Equity Funds–27.56%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	445,159	4,211,646

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP MFS International Growth Fund	251,801	$4,291,186
LVIP Mondrian International Value Fund	238,821	4,325,997
LVIP SSGA Emerging Markets 100 Fund	215,436	2,094,685
LVIP SSGA International Index Fund	1,652,514	16,138,450

		31,061,964

Total Affiliated Investments (Cost $66,342,672)		103,176,066

UNAFFILIATED INVESTMENTS–8.38%
INVESTMENT COMPANIES–8.38%
International Equity Funds–3.72%
iShares MSCI Emerging Markets ETF	46,788	2,096,570
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	86,621	2,094,501

		4,191,071

Money Market Fund–4.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	5,246,434	5,246,434

		5,246,434

Total Unaffiliated Investments (Cost $8,302,847)		9,437,505

TOTAL VALUE OF SECURITIES–99.93% (Cost $74,645,519)	112,613,571
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	80,875

NET ASSETS APPLICABLE TO 10,040,100 SHARES OUTSTANDING–100.00%	$112,694,446

*	Standard Class shares.

«	Includes $325,766 cash collateral and $121,029 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(13)	British Pound	$(1,075,821)	$(1,091,919)	12/19/17	$—	$(16,098)
(5)	Euro	(755,840)	(741,531)	12/19/17	14,309	—
(4)	Japanese Yen	(461,503)	(446,000)	12/19/17	15,503	—

					29,812	(16,098)

Equity Contracts:
(7)	E-mini MSCI Emerging Markets Index	(381,880)	(381,255)	12/18/17	625	—
(5)	E-mini Russell 2000 Index	(355,709)	(373,225)	12/18/17	—	(17,516)
(30)	E-mini S&P 500 Index	(3,697,103)	(3,774,150)	12/18/17	—	(77,048)
(3)	E-mini S&P MidCap 400 Index	(513,898)	(538,710)	12/18/17	—	(24,812)
(18)	Euro STOXX 50 Index	(745,648)	(760,765)	12/18/17	—	(15,117)
(10)	FTSE 100 Index	(983,151)	(982,153)	12/18/17	998	—
(2)	Nikkei 225 Index (OSE)	(342,144)	(361,875)	12/8/17	—	(19,731)

					1,623	(154,224)

Total Futures Contracts					$31,435	$(170,322)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2040 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2040 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$103,176,066
Unaffiliated Investment Companies	9,437,505

Total Investments	$112,613,571

Derivatives:
Assets:
Futures Contracts	$31,435

Liabilities:
Futures Contracts	$(170,322)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile 2040 Fund–3

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,039,836	$136,249	$245,703	$70,019	$94,869	$1,095,270	$—	$40,746
LVIP BlackRock Inflation Protected Bond Fund	4,249,489	314,641	2,414,650	(47,006)	31,599	2,134,073	34,812	—
LVIP Clarion Global Real Estate Fund	4,269,829	457,719	718,363	(48,219)	250,680	4,211,646	31,977	—
LVIP Delaware Bond Fund	1,548,836	—	—	—	57,604	1,606,440	—	—
LVIP Delaware Special Opportunities Fund	1,062,084	203,285	179,805	35,616	(22,522)	1,098,658	—	91,426
LVIP Global Income Fund*	2,119,674	35,292	2,170,419	(8,512)	23,965	—	—	—
LVIP JPMorgan High Yield Fund	3,204,051	1,428,461	2,700,063	(22,746)	241,500	2,151,203	17,760	—
LVIP MFS International Growth Fund	4,269,833	963,297	1,749,985	228,574	579,467	4,291,186	3,562	—
LVIP MFS Value Fund	3,168,034	319,669	540,433	18,531	286,109	3,251,910	5,944	50,993
LVIP Mondrian International Value Fund	5,335,698	285,874	2,047,282	76,104	675,603	4,325,997	9,918	—
LVIP PIMCO Low Duration Bond Fund	2,124,980	315,945	323,574	220	26,428	2,143,999	8,411	—
LVIP SSGA Bond Index Fund	9,535,745	5,717,950	1,699,535	5,411	307,370	13,866,941	22,389	—
LVIP SSGA Emerging Markets 100 Fund	2,071,928	149,027	481,586	58,122	297,194	2,094,685	2,106	—
LVIP SSGA International Index Fund	12,708,431	3,122,925	2,100,458	208,253	2,199,299	16,138,450	32,553	—
LVIP SSGA Mid-Cap Index Fund	1,051,318	118,069	161,787	12,006	75,901	1,095,507	487	4,209
LVIP SSGA S&P 500 Index Fund	32,868,502	2,542,685	8,195,746	3,121,740	931,663	31,268,844	—	304,769
LVIP SSGA Small-Cap Index Fund	2,114,688	205,776	1,335,402	122,649	6,431	1,114,142	—	19,630
LVIP SSGA Small-Mid Cap 200 Fund	1,063,497	153,850	161,787	4,594	49,033	1,109,187	1,011	—
LVIP T. Rowe Price Growth Stock Fund	1,052,422	1,120,270	434,465	34,046	364,457	2,136,730	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,087,220	192,730	398,016	125,462	171,165	2,178,561	—	51,949
LVIP Western Asset Core Bond Fund	3,753,068	2,932,099	1,042,698	(20,980)	241,148	5,862,637	2,030	—

Total	$100,699,163	$20,715,813	$29,101,757	$3,973,884	$6,888,963	$103,176,066	$172,960	$563,722

*Issuer was not an investment of the Fund at September 30, 2017.

LVIP Managed Risk Profile 2040 Fund–4

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

4. Subsequent Events

On September 11, 2017, the Fund’s Board approved a proposal to change the Fund’s name, sub-adviser, and investment strategy. Effective February 1, 2018, the Fund’s name will be LVIP T. Rowe Price 2040 Fund. T. Rowe Price Associates, Inc. will begin sub-advising the Fund. The Fund’s Risk Management Strategy overlay will be removed and Milliman will cease sub-advising the Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

LVIP Managed Risk Profile 2040 Fund–5

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–89.50%
INVESTMENT COMPANIES–89.50%
Equity Funds–47.34%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	8,514	$407,170
LVIP Delaware Special Opportunities Fund	10,374	408,434
LVIP MFS Value Fund	38,615	1,611,839
LVIP SSGA Mid-Cap Index Fund	97,884	1,221,787
LVIP SSGA S&P 500 Index Fund	729,334	12,826,070
LVIP SSGA Small-Cap Index Fund	26,530	828,417
LVIP SSGA Small-Mid Cap 200 Fund	27,732	412,381
LVIP T. Rowe Price Growth Stock Fund	37,967	1,588,661
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	32,760	809,891

		20,114,650

Fixed Income Funds–11.22%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	17,480	243,255
LVIP JPMorgan High Yield Fund	70,210	799,341
LVIP PIMCO Low Duration Bond Fund	39,279	398,528
LVIP SSGA Bond Index Fund	138,490	1,586,404
LVIP Western Asset Core Bond Fund	174,819	1,739,972

		4,767,500

International Equity Funds–30.94%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	165,501	1,565,800

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP MFS International Growth Fund	93,602	$1,595,171
LVIP Mondrian International Value Fund	88,780	1,608,161
LVIP SSGA Emerging Markets 100 Fund	80,082	778,634
LVIP SSGA International Index Fund	778,133	7,599,247

		13,147,013

Total Affiliated Investments (Cost $28,457,303)		38,029,163

UNAFFILIATED INVESTMENTS–11.28%
INVESTMENT COMPANIES–11.28%
International Equity Funds–4.59%
iShares MSCI Emerging Markets ETF	17,453	782,069
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	48,297	1,167,821

		1,949,890

Money Market Fund–6.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	2,842,860	2,842,860

		2,842,860

Total Unaffiliated Investments (Cost $4,281,608)		4,792,750

TOTAL VALUE OF SECURITIES–100.78% (Cost $32,738,911)	42,821,913
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.78%)	(333,059)

NET ASSETS APPLICABLE TO 3,981,906 SHARES OUTSTANDING–100.00%	$42,488,854

*	Standard Class shares.

«	Includes $78,779 cash collateral and $77,046 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(7)	Euro	$(1,058,176)	$(1,038,144)	12/19/17	$20,032	$—

					20,032	—

Equity Contracts:
(12)	E-mini S&P 500 Index	(1,478,841)	(1,509,660)	12/18/17	—	(30,819)
(23)	Euro STOXX 50 Index	(952,772)	(972,089)	12/18/17	—	(19,317)

					—	(50,136)

Total Futures Contracts					$20,032	$(50,136)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

LVIP Managed Risk Profile 2050 Fund–2

LVIP Managed Risk Profile 2050 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2050 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$38,029,163
Unaffiliated Investment Companies	4,792,750

Total Investments	$42,821,913

Derivatives:
Assets:
Futures Contracts	$20,032

Liabilities:
Futures Contracts	$(50,136)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk Profile 2050 Fund–3

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$336,383	$86,663	$70,445	$247	$54,322	$407,170	$—	$14,973
LVIP BlackRock Inflation Protected Bond Fund*	687,422	28,454	714,184	(11,801)	10,109	—	—	—
LVIP Clarion Global Real Estate Fund	1,726,517	285,242	509,554	(39,296)	102,891	1,565,800	11,750	—
LVIP Delaware Bond Fund	234,532	—	—	—	8,723	243,255	—	—
LVIP Delaware Special Opportunities Fund	343,496	112,824	50,372	236	2,250	408,434	—	33,592
LVIP JPMorgan High Yield Fund	1,036,484	218,141	515,750	(2,672)	63,138	799,341	4,892	—
LVIP MFS International Growth Fund	1,035,998	471,702	171,714	(610)	259,795	1,595,171	1,308	—
LVIP MFS Value Fund	1,024,865	638,875	169,235	(159)	117,493	1,611,839	2,912	24,982
LVIP Mondrian International Value Fund	1,380,885	242,267	255,175	(11,191)	251,375	1,608,161	3,644	—
LVIP PIMCO Low Duration Bond Fund	343,722	96,481	46,186	(126)	4,637	398,528	1,545	—
LVIP SSGA Bond Index Fund	342,777	1,322,333	110,164	(178)	31,636	1,586,404	2,243	—
LVIP SSGA Emerging Markets 100 Fund	670,322	128,172	137,232	1,789	115,583	778,634	773	—
LVIP SSGA International Index Fund	6,167,575	1,771,861	1,492,000	35,720	1,116,091	7,599,247	15,620	—
LVIP SSGA Mid-Cap Index Fund	680,085	583,379	123,049	265	81,107	1,221,787	537	4,640
LVIP SSGA S&P 500 Index Fund	12,347,531	2,200,288	3,232,594	116,174	1,394,671	12,826,070	—	119,193
LVIP SSGA Small-Cap Index Fund	1,025,945	212,994	486,698	29,577	46,599	828,417	—	14,507
LVIP SSGA Small-Mid Cap 200 Fund	343,939	94,747	46,186	448	19,433	412,381	371	—
LVIP T. Rowe Price Growth Stock Fund	680,927	834,173	165,409	531	238,439	1,588,661	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	675,222	144,272	109,366	586	99,177	809,891	—	19,083
LVIP Western Asset Core Bond Fund	794,887	1,084,578	199,912	(3,254)	63,673	1,739,972	595	—

Total	$31,879,514	$10,557,446	$8,605,225	$116,286	$4,081,142	$38,029,163	$46,190	$230,970

*Issuer was not an investment of the Fund at September 30, 2017.

LVIP Managed Risk Profile 2050 Fund–4

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

4. Subsequent Events

On September 11, 2017, the Fund’s Board approved a proposal to change the Fund’s name, sub-adviser, and investment strategy. Effective February 1, 2018, the Fund’s name will be LVIP T. Rowe Price 2050 Fund. T. Rowe Price Associates, Inc. will begin sub-advising the Fund. The Fund’s Risk Management Strategy overlay will be removed and Milliman will cease sub-advising the Fund.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule Investments.

LVIP Managed Risk Profile 2050 Fund–5

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–92.97%
INVESTMENT COMPANIES–92.97%
Equity Fund–9.38%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	605,973	$25,293,918

		25,293,918

International Equity Funds–83.59%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	10,283,041	175,243,587
MFS® Variable Insurance Trust II–
XMFS® Research International Portfolio	3,102,330	50,164,679

		225,408,266

Total Affiliated Investments (Cost $203,365,421)		250,702,184

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT–6.75%
INVESTMENT COMPANY–6.75%
Money Market Fund–6.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	18,193,624	$18,193,624

Total Unaffiliated Investment (Cost $18,193,624)		18,193,624

TOTAL VALUE OF SECURITIES–99.72% (Cost $221,559,045)	268,895,808
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	757,211

NET ASSETS APPLICABLE TO 24,457,747 SHARES OUTSTANDING–100.00%	$269,653,019

*	Standard Class shares.

X	Initial Class.

«	Includes $268,120 cash collateral due to broker and $1,164,786 foreign currencies collateral held at broker for future contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Cost (Proceeds)	Amount	Date	Appreciation	Depreciation
Currency Contracts:
47	British Pound	$3,908,387	$3,947,706	12/19/17	$39,319	$—
43	Euro	6,420,919	6,377,169	12/19/17	—	(43,750)
42	Japanese Yen	4,782,124	4,683,000	12/19/17	—	(99,124)

					39,319	(142,874)

Equity Contracts:
21	E-mini S&P 500 Index	2,591,300	2,641,905	12/18/17	50,605	—
157	Euro STOXX 50 Index	6,434,868	6,635,565	12/18/17	200,697	—
40	FTSE 100 Index	3,936,563	3,928,612	12/18/17	—	(7,951)
26	Nikkei 225 Index (OSE)	4,493,967	4,704,377	12/8/17	210,410	—

					461,712	(7,951)

Total Futures Contracts					$501,031	$(150,825)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$250,702,184
Unaffiliated Investment Company	18,193,624

Total Investments	$268,895,808

Derivatives:
Assets:
Futures Contracts	$501,031

Liabilities:
Futures Contracts	$(150,825)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$140,205,056	$14,025,993	$13,175,455	$454,993	$33,733,000	$175,243,587	$142,616	$—
LVIP MFS Value Fund	19,818,523	5,011,736	1,567,183	19,280	2,011,562	25,293,918	45,412	389,581
MFS® Research International Portfolio	39,619,551	5,727,092	3,000,052	55,590	7,762,498	50,164,679	890,857	—

Total	$199,643,130	$24,764,821	$17,742,690	$529,863	$43,507,060	$250,702,184	$1,078,885	$389,581

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Growth Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.44%
Australia–1.60%
Brambles	1,121,083	$7,914,398
Caltex Australia	296,134	7,456,429
Oil Search	1,569,049	8,615,334

		23,986,161

Brazil–0.39%
Ambev ADR	873,483	5,756,253

		5,756,253

Canada–4.49%
Canadian National Railway	451,477	37,404,870
Element Fleet Management	838,981	6,219,655
Ritchie Bros Auctioneers	312,472	9,879,399
Suncor Energy	390,555	13,687,814

		67,191,738

☐China–3.30%
†Alibaba Group Holding ADR	164,119	28,344,993
†Baidu ADR	65,235	16,158,057
†Yum China Holdings	124,903	4,992,373

		49,495,423

Denmark–1.00%
Carlsberg Class B	17,816	1,949,609
Novo Nordisk Class B	273,636	13,081,507

		15,031,116

France–18.52%
Air Liquide	169,223	22,570,526
Danone	378,740	29,709,389
Dassault Systemes	206,851	20,924,803
Essilor International	135,881	16,822,615
Kering	74,272	29,586,949
Legrand	92,444	6,673,574
L’Oreal	177,665	37,775,809
LVMH Moet Hennessy Louis Vuitton	135,355	37,346,415
Pernod Ricard	270,192	37,378,738
Publicis Groupe	163,395	11,411,257
†Schneider Electric	313,718	27,300,775

		277,500,850

Germany–11.67%
Bayer	236,130	32,178,160
Brenntag	228,035	12,698,179
Fresenius Medical Care & Co.	215,184	21,050,562
GEA Group	275,157	12,517,258
Linde	105,672	22,037,500
†QIAGEN	377,778	11,890,184
SAP	420,365	46,051,117
Symrise	216,378	16,436,227

		174,859,187

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong–3.12%
AIA Group	6,196,200	$45,688,607
China Resources Beer Holdings	396,000	1,072,175

		46,760,782

India–2.13%
Adani Ports & Special Economic Zone	347,041	2,001,649
HDFC Bank ADR	247,235	23,826,037
ITC	1,553,671	6,143,803

		31,971,489

Ireland–0.67%
Paddy Power Betfair	101,283	10,056,794

		10,056,794

Israel–1.90%
Nice ADR	349,820	28,443,864

		28,443,864

Italy–0.97%
Prysmian	431,283	14,568,180

		14,568,180

Japan–8.69%
AEON Financial Service	612,800	12,803,313
Bandai Namco Holdings	124,600	4,274,215
Japan Tobacco	479,800	15,725,416
Keyence	4,100	2,177,072
Obic	225,000	14,156,854
Shiseido	213,100	8,525,894
SoftBank Group	197,700	15,960,069
Sundrug	435,800	18,047,794
Terumo	506,500	19,917,907
TOTO	337,100	14,199,991
Yamato Holdings	221,600	4,473,356

		130,261,881

Mexico–0.77%
Grupo Financiero Banorte	1,207,539	8,313,518
Grupo Financiero Inbursa	1,777,713	3,249,866

		11,563,384

Netherlands–1.84%
Akzo Nobel	298,454	27,556,266

		27,556,266

Peru–0.55%
Credicorp	40,422	8,287,318

		8,287,318

Republic of Korea–0.21%
NAVER	4,912	3,195,041

		3,195,041

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.15%
DBS Group Holdings	1,126,400	$17,288,988

		17,288,988

Spain–1.79%
Amadeus IT Group	411,879	26,769,120

		26,769,120

Sweden–0.72%
Telefonaktiebolaget LM Ericsson Class B	1,871,480	10,746,494

		10,746,494

Switzerland–13.28%
†Julius Baer Group	242,787	14,366,391
Nestle	711,319	59,573,471
Novartis	425,741	36,447,492
Roche Holding	200,897	51,284,906
Sika	1,322	9,836,330
Sonova Holding	5,943	1,008,349
†UBS Group	1,545,465	26,413,431

		198,930,370

Taiwan–2.08%
MediaTek	736,000	6,905,158
Taiwan Semiconductor Manufacturing ADR	647,137	24,299,994

		31,205,152

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom–13.25%
Burberry Group	543,475	$12,817,314
Compass Group	929,763	19,722,319
Croda International	222,705	11,319,249
Diageo	872,795	28,688,946
Experian	641,918	12,893,950
HSBC Holdings	1,990,443	19,659,884
Intertek Group	289,115	19,300,970
Reckitt Benckiser Group	311,387	28,427,827
†Rolls-Royce Holdings	1,351,191	16,059,986
Whitbread	295,597	14,917,125
WPP	789,372	14,649,955

		198,457,525

United States–4.35%
Accenture Class A	282,863	38,206,305
†Mellanox Technologies	98,575	4,647,811
†Mettler-Toledo International	35,571	22,273,137

		65,127,253

Total Common Stock (Cost $1,168,486,106)		1,475,010,629

MONEY MARKET FUND–0.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	11,323,504	11,323,504

Total Money Market Fund (Cost $11,323,504)		11,323,504

TOTAL VALUE OF SECURITIES–99.19% (Cost $1,179,809,610)	1,486,334,133
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	12,077,082

NET ASSETS APPLICABLE TO 87,929,100 SHARES OUTSTANDING–100.00%	$1,498,411,215

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	DKK	(6,265,103)	USD	991,539	10/2/17	$—	$(3,686)
BBH	HKD	1,907,025	USD	(244,170)	10/4/17	—	(14)
BNP	CHF	(470,721)	USD	484,800	10/2/17	—	(1,401)
BNP	CHF	(1,055,919)	USD	1,089,295	10/3/17	—	(1,419)
BNP	HKD	2,972,907	USD	(380,693)	10/3/17	—	(81)
DB	DKK	(6,152,298)	USD	976,028	10/3/17	—	(1,335)
DB	JPY	(197,006,706)	USD	1,751,275	10/4/17	76	—
HSBC	JPY	(100,274,833)	USD	890,845	10/3/17	—	(458)
MSC	JPY	(147,108,673)	USD	1,301,095	10/2/17	—	(6,433)

Total Foreign Currency Exchange Contracts						$76	$(14,827)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BBH–Brown Brothers Harriman & Co.

BNP–Banque Paribas

CHF–Swiss Franc

DB–Deutsche Bank

DKK–Danish Krone

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

USD–United States Dollar

See accompanying notes.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,475,010,629	$—	$1,475,010,629
Money Market Fund	11,323,504	—	11,323,504

Total Investments	$1,486,334,133	$—	$1,486,334,133

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$76	$76

Liabilities:
Foreign Currency Exchange Contracts	$—	$(14,827)	$(14,827)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–5

LVIP MFS Value Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.17%
Aerospace & Defense–3.21%
Lockheed Martin	33,551	$10,410,540
Northrop Grumman	69,161	19,899,003
United Technologies	129,731	15,059,174

		45,368,717

Air Freight & Logistics–1.12%
United Parcel Service Class B	132,096	15,863,409

		15,863,409

Auto Components–1.14%
Delphi Automotive	164,192	16,156,493

		16,156,493

Automobiles–0.16%
Harley-Davidson	46,219	2,228,218

		2,228,218

Banks–13.89%
Citigroup	466,696	33,947,467
JPMorgan Chase & Co.	682,546	65,189,968
PNC Financial Services Group	152,659	20,573,853
US Bancorp	588,252	31,524,425
Wells Fargo & Co.	817,903	45,107,350

		196,343,063

Beverages–1.67%
Diageo	481,345	15,821,906
PepsiCo	70,358	7,839,992

		23,661,898

Building Products–2.00%
Johnson Controls International	699,779	28,194,096

		28,194,096

Capital Markets–8.17%
Bank of New York Mellon	301,861	16,004,670
BlackRock	31,718	14,180,801
Franklin Resources	124,191	5,527,741
Goldman Sachs Group	146,194	34,675,755
Moody’s	71,342	9,931,520
Nasdaq	181,558	14,083,454
S&P Global	13,436	2,100,181
State Street	135,013	12,899,142
T. Rowe Price Group	67,055	6,078,536

		115,481,800

Chemicals–3.47%
DowDuPont	84,085	5,821,205
Monsanto	46,237	5,540,117
PPG Industries	243,043	26,409,052
Sherwin-Williams	31,354	11,225,986

		48,996,360

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–1.03%
American Express	161,117	$14,574,644

		14,574,644

Containers & Packaging–0.48%
†Crown Holdings	113,190	6,759,707

		6,759,707

Diversified Telecommunication Services–0.79%
Verizon Communications	226,211	11,195,182

		11,195,182

Electric Utilities–1.77%
Duke Energy	227,982	19,132,249
Xcel Energy	124,734	5,902,413

		25,034,662

Electrical Equipment–0.98%
Eaton	180,509	13,861,286

		13,861,286

Energy Equipment & Services–1.81%
Schlumberger	367,177	25,614,268

		25,614,268

Equity Real Estate Investment Trusts–0.39%
Public Storage	25,948	5,552,612

		5,552,612

Food & Staples Retailing–1.57%
CVS Health	273,310	22,225,569

		22,225,569

Food Products–3.89%
Archer-Daniels-Midland	116,515	4,953,053
Danone	85,294	6,690,692
General Mills	291,547	15,090,473
JM Smucker	47,006	4,932,340
Nestle	278,119	23,292,664

		54,959,222

Health Care Equipment & Supplies–5.03%
Abbott Laboratories	423,058	22,574,375
Danaher	194,895	16,718,093
Medtronic	409,166	31,820,840

		71,113,308

Health Care Providers & Services–1.90%
Cigna	47,736	8,923,768
†Express Scripts Holding	100,776	6,381,136
McKesson	60,134	9,237,184
UnitedHealth Group	11,517	2,255,604

		26,797,692

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.21%
Newell Brands	70,192	$2,995,093

		2,995,093

Household Products–0.90%
Procter & Gamble	77,893	7,086,705
Reckitt Benckiser Group	61,903	5,651,385

		12,738,090

Industrial Conglomerates–3.88%
3M	135,736	28,490,986
Honeywell International	185,853	26,342,804

		54,833,790

Insurance–7.59%
Aon	185,506	27,102,427
Chubb	193,591	27,596,397
MetLife	347,191	18,036,572
Prudential Financial	78,470	8,342,930
Travelers	214,227	26,247,092

		107,325,418

IT Services–5.85%
Accenture Class A	294,581	39,789,056
Amdocs	53,391	3,434,109
Cognizant Technology Solutions Class A	84,223	6,109,536
DXC Technology	50,516	4,338,314
Fidelity National Information Services	157,492	14,708,178
†Fiserv	52,041	6,711,207
International Business Machines	52,080	7,555,766

		82,646,166

Life Sciences Tools & Services–1.31%
Thermo Fisher Scientific	98,067	18,554,276

		18,554,276

Machinery–2.04%
Illinois Tool Works	83,461	12,348,890
Ingersoll-Rand	91,333	8,144,164
Stanley Black & Decker	55,543	8,385,327

		28,878,381

Media–3.51%
Comcast Class A	500,702	19,267,013
Interpublic Group	415,202	8,632,050
Omnicom Group	236,857	17,543,998
Time Warner	41,324	4,233,644

		49,676,705

Oil, Gas & Consumable Fuels–3.43%
Chevron	103,918	12,210,365
EOG Resources	147,000	14,220,780
Exxon Mobil	148,302	12,157,798

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	153,009	$9,824,708

		48,413,651

Personal Products–0.35%
Coty Class A	295,773	4,889,128

		4,889,128

Pharmaceuticals–6.94%
Johnson & Johnson	366,656	47,668,947
Merck & Co.	204,697	13,106,749
Novartis	39,254	3,360,517
Pfizer	869,395	31,037,401
Roche Holding	11,261	2,874,704

		98,048,318

Professional Services–0.44%
Equifax	58,634	6,214,618

		6,214,618

Road & Rail–1.34%
Canadian National Railway	100,040	8,288,314
Union Pacific	91,997	10,668,892

		18,957,206

Semiconductors & Semiconductor Equipment–1.28%
Texas Instruments	202,493	18,151,473

		18,151,473

Specialty Retail–0.18%
Advance Auto Parts	24,901	2,470,179

		2,470,179

Textiles, Apparel & Luxury Goods–0.45%
Hanesbrands	257,514	6,345,145

		6,345,145

Tobacco–3.82%
Altria Group	93,100	5,904,402
Philip Morris International	433,191	48,088,533

		53,992,935

Trading Companies & Distributors–0.18%
†HD Supply Holdings	71,085	2,564,036

		2,564,036

Total Common Stock (Cost $854,213,687)		1,387,676,814

MONEY MARKET FUND–1.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	24,927,328	24,927,328

Total Money Market Fund (Cost $24,927,328)		24,927,328

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.93% (Cost $879,141,015)	$1,412,604,142
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,021,792

NET ASSETS APPLICABLE TO 33,920,325 SHARES OUTSTANDING–100.00%	$1,413,625,934

†	Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMC	GBP	4,220,176	USD	(5,651,501)	10/3/17	$4,307

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

GBP–British Pound Sterling

IT–Information Technology

JPMC–JPMorgan Chase Bank

USD–United States Dollar

See accompanying notes.

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$1,387,676,814	$—	$1,387,676,814
Money Market Fund	24,927,328	—	24,927,328

Total Investments	$1,412,604,142	$—	$1,412,604,142

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4,307	$4,307

There were no Level 3 investments at the beginning or end of the period.

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–5

LVIP Mondrian International Value Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.71%
Australia–1.33%
QBE Insurance Group	2,040,287	$16,020,015

		16,020,015

Denmark–1.05%
ISS	313,642	12,612,929

		12,612,929

France–6.91%
Cie de Saint-Gobain	401,473	23,924,337
Sanofi	411,759	40,884,135
Societe Generale	309,073	18,094,808

		82,903,280

Germany–11.55%
Allianz	134,887	30,282,388
Bayerische Motoren Werke	112,147	11,376,470
Daimler	388,180	30,954,557
Deutsche Telekom	1,366,830	25,499,979
Evonik Industries	436,039	15,574,013
SAP	227,655	24,939,676

		138,627,083

∎Hong Kong–3.86%
China Mobile	1,671,000	16,931,186
CK Hutchison Holdings	1,354,000	17,307,197
#WH Group 144A	11,366,500	12,077,161

		46,315,544

Italy–5.78%
Enel	5,828,096	35,095,515
Eni	2,072,920	34,299,778

		69,395,293

Japan–17.09%
Canon	655,100	22,384,888
FUJIFILM Holdings	61,100	2,371,239
Honda Motor	1,207,900	35,767,366
Isuzu Motors	511,500	6,777,574
Kirin Holdings	1,269,500	29,874,570
Kyushu Railway	332,500	9,884,137
Mitsubishi Electric	1,136,500	17,755,761
Santen Pharmaceutical	27,100	427,001
Sekisui Chemical	602,200	11,848,663
Sumitomo Electric Industries	833,400	13,612,879
Takeda Pharmaceutical	637,800	35,221,410
Tokio Marine Holdings	490,800	19,200,192

		205,125,680

Netherlands–5.73%
Koninklijke Ahold Delhaize	1,482,194	27,713,558
Royal Dutch Shell Class A	8	241
Royal Dutch Shell Class B	1,334,874	41,042,436

		68,756,235

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–6.28%
Ascendas Real Estate Investment Trust	7,256,800	$14,230,593
Jardine Matheson Holdings	166,200	10,530,432
Singapore Telecommunications	6,708,300	18,199,376
United Overseas Bank	1,869,281	32,384,609

		75,345,010

Spain–5.42%
Banco Santander	1,367,053	9,544,058
Iberdrola	4,075,326	31,654,879
Telefonica	2,188,896	23,780,220

		64,979,157

Sweden–4.06%
Telefonaktiebolaget LM Ericsson
Class B	2,257,578	12,963,563
Telia	7,581,641	35,707,222

		48,670,785

Switzerland–7.67%
ABB	1,345,860	33,272,978
Novartis	344,471	29,490,005
Zurich Insurance Group	95,822	29,230,979

		91,993,962

Taiwan–1.86%
Taiwan Semiconductor Manufacturing	721,000	5,147,622
Taiwan Semiconductor Manufacturing ADR	456,316	17,134,666

		22,282,288

United Kingdom–20.12%
Amec Foster Wheeler	1,506,447	10,284,966
BP	4,532,485	28,988,958
G4S	5,825,120	21,723,154
GlaxoSmithKline	1,537,965	30,676,096
John Wood Group	638,975	5,826,621
Kingfisher	6,506,727	26,026,257
Lloyds Banking Group	33,841,024	30,713,504
National Grid	1,377,998	17,072,899
Next	344,434	24,277,086
Pearson	1,431,457	11,739,093
†Tesco	13,596,533	34,097,521

		241,426,155

Total Common Stock (Cost $1,033,452,993)		1,184,453,416

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.16%
Bayerische Motoren Werke 4.60%	21,446 $	1,910,659

Total Preferred Stock (Cost $1,547,482)		1,910,659

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	950,056	$950,056

Total Money Market Fund (Cost $950,056)		950,056

TOTAL VALUE OF SECURITIES–98.95% (Cost $1,035,950,531)	$1,187,314,131
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.05%	12,605,369

NET ASSETS APPLICABLE TO 66,282,203 SHARES OUTSTANDING–100.00%	$1,199,919,500

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $12,077,161, which represents 1.01% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	JPY	(35,797,892)	USD	318,323	10/2/17	$146	$—
DB	EUR	(802,637)	USD	947,950	10/2/17	—	(842)
JPMC	GBP	(1,207,657)	USD	1,616,473	10/2/17	—	(1,954)

Total Foreign Currency Exchange Contracts						$146	$(2,796)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–BNY Mellon

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

USD–United States Dollar

See accompanying notes.

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock.	$1,184,453,416	$—	$1,184,453,416
Preferred Stock	1,910,659	—	1,910,659
Money Market Fund	950,056	—	950,056

Total Investments	$1,187,314,131	$—	$1,187,314,131

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$146	$146

Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,796)	$(2,796)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–36.35%
INVESTMENT COMPANIES–36.35%
Equity Funds–19.69%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	448,905	$7,894,443
LVIP SSGA Small-Cap Index Fund	104,507	3,263,334

		11,157,777

International Equity Funds–16.66%
*Lincoln Variable Insurance Products Trust–LVIP MFS International Growth Fund	184,366	3,141,959
LVIP SSGA International Index Fund	645,394	6,302,922

		9,444,881

Total Affiliated Investments (Cost $17,385,507)		20,602,658

UNAFFILIATED INVESTMENTS–63.54%
INVESTMENT COMPANIES–63.54%
Equity Funds–43.87%
XAmerican Century VP–Mid Cap Value Fund	146,397	3,187,070
**BlackRock Equity Dividend Fund	93,514	2,124,628
#ClearBridge® – Variable Appreciation Portfolio	64,011	2,628,929
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	100,889	3,742,997

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
XFidelity® –VIP Contrafund® Portfolio	113,311	$4,206,103
Franklin Templeton Variable Insurance Products Trust–
✢Mutual Shares VIP Fund	129,731	2,634,845
✢Templeton Growth VIP Fund	201,441	3,170,684
#Invesco V.I. Comstock Fund	27,995	536,947
#Invesco V.I. Core Equity Fund	73,503	2,632,147

		24,864,350

International Equity Funds–12.87%
**DFA International Core Equity Portfolio	300,948	4,216,277
iShares Core MSCI Emerging Markets ETF	56,985	3,078,330

		7,294,607

Money Market Fund–6.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	3,857,857	3,857,856

		3,857,856

Total Unaffiliated Investments (Cost $33,096,582)		36,016,813

TOTAL VALUE OF SECURITIES–99.89% (Cost $50,482,089)	56,619,471
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	62,562

NET ASSETS APPLICABLE TO 5,253,504 SHARES OUTSTANDING–100.00%.	$56,682,033

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

❖	Class 1 shares.

«	Includes $12,861 cash collateral due to broker and $92,960 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
3	British Pound	$250,122	$251,981	12/19/17	$1,859	$—
2	Euro	298,510	296,612	12/19/17	—	(1,898)
2	Japanese Yen	228,056	223,000	12/19/17	—	(5,056)

					1,859	(6,954)

Equity Contracts:
3	E-mini MSCI Emerging Markets Index	164,654	163,395	12/18/17	—	(1,259)
3	E-mini Russell 2000 Index	209,986	223,935	12/18/17	13,949	—
13	E-mini S&P 500 Index	1,603,612	1,635,465	12/18/17	31,853	—
2	E-mini S&P MidCap 400 Index	343,080	359,140	12/18/17	16,060	—
10	Euro STOXX 50 Index	410,400	422,647	12/18/17	12,247	—
2	FTSE 100 Index	197,251	196,431	12/18/17	—	(820)
1	Nikkei 225 Index (OSE)	171,825	180,938	12/8/17	9,113	—

					83,222	(2,079)

Total Futures Contracts					$85,081	$(9,033)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes.

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies including exchange-traded Funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). EFTs, except those traded on the Nasdaq Stock Market (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs, traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$20,602,658
Unaffiliated Investment Companies	36,016,813

Total Investments	$56,619,471

Derivatives:

Assets:
Futures Contracts	$85,081

Liabilities:

Futures Contracts	$(9,033)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP MFS International
Growth Fund	$2,559,727	$369,746	$427,295	$21,249	$618,532	$3,141,959	$2,561	$—
LVIP SSGA International
Index Fund	5,080,845	733,659	555,890	(21,634)	1,065,942	6,302,922	14,412	—
LVIP SSGA S&P 500 Index
Fund	6,353,649	1,155,368	473,917	817	858,526	7,894,443	—	70,801
LVIP SSGA Small-Cap
Index Fund	2,533,622	630,884	148,764	(737)	248,329	3,263,334	—	57,179

Total	$16,527,843	$2,889,657	$1,605,866	$(305)	$2,791,329	$20,602,658	$16,973	$127,980

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.26%
#•Navient Student Loan Trust
Series 2016-5A A 144A 2.487% (LIBOR01M + 1.25%) 6/25/65	2,726,643	$2,781,124

Total Agency Asset-Backed Security (Cost $2,726,643)		2,781,124

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.00%
•Fannie Mae REMICs
Series 2011-86 NF 1.787% (LIBOR01M + 0.55%) 9/25/41	2,907,554	2,930,463
GNMA
•Series 2016-H11 F 2.031% (LIBOR01M + 0.80%) 5/20/66	2,614,808	2,634,499
•Series 2016-H17 FC 2.061% (LIBOR01M + 0.83%) 8/20/66	2,612,096	2,636,252
•Series 2016-H19 FA 2.011% (LIBOR01M + 0.78%) 9/20/66	2,473,304	2,489,601

Total Agency Collateralized Mortgage Obligations (Cost $10,603,024)		10,690,815

AGENCY OBLIGATION–3.80%
Freddie Mac 1.25% 8/15/19	41,000,000	40,771,753

Total Agency Obligation (Cost $40,987,700)		40,771,753

CORPORATE BONDS–50.48%
Air Freight & Logistics–0.96%
#Aviation Capital Group 144A 2.875% 9/17/18	4,680,000	4,720,886
SMBC Aviation Capital Finance
#144A 2.65% 7/15/21	4,600,000	4,561,599
#144A 3.00% 7/15/22	1,000,000	999,512

		10,281,997

Airlines–0.43%
Delta Air Lines 3.625% 3/15/22	3,200,000	3,292,269
♦Northwest Airlines Series 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	240,697	257,245
#♦Virgin Australia Trust Series 2013-1A 144A 5.00% 10/23/23	200,639	209,908
#WestJet Airlines 144A 3.50% 6/16/21	850,000	865,523

		4,624,945

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.34%
Delphi Automotive 3.15% 11/19/20		3,600,000	$3,686,058

			3,686,058

Automobiles–6.11%
Daimler Finance North America
#•144A 1.736% (LIBOR03M + 0.42%) 3/2/18		2,200,000	2,202,276
#•144A 1.931% (LIBOR03M + 0.62%) 10/30/19		3,000,000	3,015,963
#144A 2.00% 8/3/18		10,025,000	10,053,349
#•144A 2.171% (LIBOR03M + 0.86%) 8/1/18		2,000,000	2,011,410
#144A 2.70% 8/3/20		2,400,000	2,434,400
Ford Motor Credit
2.943% 1/8/19		3,400,000	3,439,354
5.00% 5/15/18		9,000,000	9,180,401
General Motors 3.50% 10/2/18		5,200,000	5,285,727
General Motors Financial
2.40% 4/10/18		1,600,000	1,605,304
•2.664% (LIBOR03M + 1.36%) 4/10/18		2,500,000	2,513,356
3.25% 5/15/18		2,500,000	2,522,769
Nissan Motor Acceptance
#144A 2.00% 3/8/19		10,900,000	10,910,149
#•144A 2.102% (LIBOR03M + 0.80%) 4/6/18		1,200,000	1,203,925
#•144A 2.194% (LIBOR03M + 0.89%) 1/13/22		3,100,000	3,117,053
#RCI Banque 144A 3.50% 4/3/18		1,000,000	1,007,588
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	5,011,325

			65,514,349

Banks–10.98%
#ABN AMRO Bank 144A 1.80% 9/20/19		5,900,000	5,876,282
#Banco do Brasil 144A 6.00% 1/22/20		300,000	321,600
Bank of America
•1.967% (LIBOR03M + 0.66%) 7/21/21		8,300,000	8,322,949
µ2.328% 10/1/21		1,200,000	1,198,354
µ8.00% 7/29/49		1,000,000	1,015,550
#•Bank of Tokyo-Mitsubishi UFJ 144A 1.866% (LIBOR03M + 0.55%) 3/5/18		900,000	901,527
Barclays
2.00% 3/16/18		5,000,000	5,005,275
•3.419% (LIBOR03M + 2.11%) 8/10/21		2,800,000	2,925,089
µ7.00% 6/15/49	GBP	1,000,000	1,381,875

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
µ8.25% 12/29/49		2,200,000	$2,328,535
Barclays Bank
•1.781% (LIBOR03M + 0.46%) 3/16/18		2,000,000	2,001,936
#144A 6.05% 12/4/17		5,675,000	5,715,307
CIT Group
5.375% 5/15/20		900,000	968,625
#144A 5.50% 2/15/19		836,000	875,710
•Goldman Sachs Group 2.674% (LIBOR03M + 1.36%) 4/23/21		1,000,000	1,022,711
ICICI Bank
4.70% 2/21/18		5,095,000	5,150,729
4.80% 5/22/19		3,500,000	3,636,679
Intesa Sanpaolo 3.875% 1/16/18		600,000	603,356
µJPMorgan Chase & Co. 7.90% 4/29/49		2,200,000	2,268,750
Mitsubishi UFJ Financial Group
•2.104% (LIBOR03M + 0.79%) 7/25/22		1,000,000	1,004,447
•2.377% (LIBOR03M + 1.06%) 9/13/21		1,000,000	1,015,577
•Mizuho Financial Group 2.197% (LIBOR03M + 0.88%) 9/11/22		13,800,000	13,848,296
QNB Finance 2.125% 2/14/18		3,300,000	3,300,231
Royal Bank of Scotland
µ3.498% 5/15/23		5,000,000	5,036,023
6.934% 4/9/18	EUR	2,300,000	2,814,622
•Santander Holdings USA 2.767% (LIBOR03M + 1.45%) 11/24/17		1,000,000	1,002,002
Santander U.K.
2.35% 9/10/19		4,100,000	4,129,339
2.50% 3/14/19		2,000,000	2,018,594
#Standard Chartered 144A 2.40% 9/8/19		6,000,000	6,027,300
•State Bank of India/London 2.293% (LIBOR03M + 0.95%) 4/6/20		5,000,000	5,006,250
Sumitomo Mitsui Financial Group 2.058% 7/14/21		2,500,000	2,461,725
#Sumitomo Mitsui Trust Bank 144A 2.05% 3/6/19		11,800,000	11,812,604
µUnited Overseas Bank 2.875% 10/17/22		1,200,000	1,198,667
•Wells Fargo & Co. 1.991% (LIBOR03M + 0.68%) 1/30/20		5,500,000	5,559,393

			117,755,909

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.85%
Anheuser-Busch InBev Finance
2.65% 2/1/21	4,400,000	$4,474,925
3.30% 2/1/23	4,500,000	4,671,012

		9,145,937

Biotechnology–0.69%
AbbVie
2.30% 5/14/21	5,000,000	4,996,067
2.85% 5/14/23	800,000	807,240
3.20% 11/6/22	1,600,000	1,642,482

		7,445,789

Capital Markets–4.03%
BGC Partners 5.125% 5/27/21	5,200,000	5,478,198
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,108,048
•Goldman Sachs Group 2.06% (LIBOR03M + 0.73%) 12/27/20	4,000,000	4,017,354
Macquarie Group
3.00% 12/3/18	6,000,000	6,074,113
7.625% 8/13/19	6,000,000	6,579,542
#144A 7.625% 8/13/19	1,000,000	1,096,590
•Morgan Stanley 2.713% (LIBOR03M + 1.40%) 10/24/23	1,500,000	1,535,183
•Nasdaq 1.713% (LIBOR03M + 0.39%) 3/22/19	5,000,000	5,003,316
S&P Global 3.30% 8/14/20	2,400,000	2,463,597
UBS Group Funding Switzerland
#•144A 2.768% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,531,017
#144A 3.00% 4/15/21	5,200,000	5,275,989

		43,162,947

Chemicals–0.09%
#Solvay Finance America 144A 3.40% 12/3/20	900,000	929,474

		929,474

Commercial Services & Supplies–0.25%
#AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,533,422
#Penske Truck Leasing 144A 4.875% 7/11/22	175,000	190,773

		2,724,195

Consumer Finance–3.88%
Ally Financial
3.60% 5/21/18	1,500,000	1,513,425
4.125% 3/30/20	2,100,000	2,168,250
4.75% 9/10/18	200,000	204,920

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
#BMW US Capital 144A 1.50% 4/11/19	4,000,000	$3,989,063
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,096,723
#144A 2.875% 1/22/19	5,770,000	5,785,180
#144A 3.00% 10/23/17	7,000,000	7,004,454
Navient
5.50% 1/15/19	4,650,000	4,816,842
8.00% 3/25/20	1,600,000	1,768,000
Synchrony Financial
•2.541% (LIBOR03M + 1.23%) 2/3/20	4,200,000	4,243,363
•2.711% (LIBOR03M + 1.40%) 11/9/17	6,000,000	6,006,329

		41,596,549

Diversified Consumer Services–0.09%
#Hutchison Whampoa
International 12 II 144A 2.00% 11/8/17	1,000,000	1,000,745

		1,000,745

Diversified Financial Services–0.11%
#Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,127,089

		1,127,089

Diversified Telecommunication Services–0.68%
•AT&T 2.254% (LIBOR03M + 0.95%) 7/15/21	4,200,000	4,255,211
Telecom Italia Capital 6.999% 6/4/18	2,900,000	2,997,150

		7,252,361

Electric Utilities–1.75%
#E.ON International Finance 144A 5.80% 4/30/18	4,400,000	4,499,405
Entergy 4.00% 7/15/22	636,000	673,784
Exelon 2.45% 4/15/21	1,300,000	1,301,210
FirstEnergy 2.85% 7/15/22	3,030,000	3,041,290
#Iberdrola Finance Ireland 144A 5.00% 9/11/19	4,555,000	4,795,564
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,486,923
Southern 2.35% 7/1/21	3,000,000	2,985,971

		18,784,147

Equity Real Estate Investment Trusts–0.52%
#Crown Castle Towers 144A 3.222% 5/15/22	4,500,000	4,587,120
#SBA Tower Trust 144A 3.598% 4/10/18	1,000,000	999,420

		5,586,540

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.64%
#CK Hutchison International 17 II 144A 2.25% 9/29/20	3,500,000	$3,491,753
CVS Health 3.50% 7/20/22	1,000,000	1,041,387
#Heathrow Funding 144A 4.875% 7/15/21	300,000	322,097
#Tesco 144A 5.50% 11/15/17	1,500,000	1,507,544
#Wesfarmers 144A 1.874% 3/20/18	500,000	500,654

		6,863,435

Food Products–0.96%
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,309,627
McCormick & Co. 2.70% 8/15/22	900,000	905,258
#Mondelez International Holdings Netherlands 144A 2.00% 10/28/21	3,000,000	2,948,589
•Tyson Foods 1.764% (LIBOR03M + 0.45%) 8/21/20	2,180,000	2,183,808

		10,347,282

Health Care Equipment & Supplies–1.03%
Boston Scientific
2.65% 10/1/18	3,500,000	3,532,184
3.375% 5/15/22	5,800,000	5,957,420
Zimmer Biomet Holdings 2.00% 4/1/18	1,600,000	1,601,840

		11,091,444

Health Care Providers & Services–0.41%
Anthem 1.875% 1/15/18	200,000	200,138
Cardinal Health 1.95% 6/15/18	1,800,000	1,802,955
Humana 2.625% 10/1/19	1,000,000	1,011,647
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,334,125

		4,348,865

Hotels, Restaurants & Leisure–0.48%
MGM Resorts International 8.625% 2/1/19	3,800,000	4,113,500
Wyndham Worldwide 2.50% 3/1/18	1,000,000	1,001,956

		5,115,456

Household Durables–1.02%
DR Horton
3.75% 3/1/19	2,000,000	2,038,105
4.00% 2/15/20	6,797,000	7,043,073
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,806,579

		10,887,757

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–0.74%
#•Athene Global Funding 144A
2.564% (LIBOR03M + 1.23%) 7/1/22	5,000,000	$5,050,667
#Nuveen Finance 144A 2.95% 11/1/19	2,800,000	2,848,015

		7,898,682

Life Sciences Tools & Services–0.44%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,761,735

		4,761,735

Media–0.69%
DISH DBS 4.25% 4/1/18	2,000,000	2,020,000
Sky
#144A 2.625% 9/16/19	1,000,000	1,007,281
#144A 6.10% 2/15/18	1,000,000	1,016,386
#144A 9.50% 11/15/18	2,000,000	2,162,307
Time Warner Cable
6.75% 7/1/18	500,000	518,195
8.25% 4/1/19	600,000	652,595

		7,376,764

Metals & Mining–0.25%
#Minera y Metalurgica del Boleo 144A 2.875% 5/7/19	2,611,000	2,631,687

		2,631,687

Multi-Utilities–0.11%
Dominion Energy Gas Holdings 2.50% 12/15/19	1,200,000	1,210,586

		1,210,586

Oil, Gas & Consumable Fuels–5.70%
µBG Energy Capital 6.50% 11/30/72	4,200,000	4,226,666
Central Nippon Expressway 2.369% 9/10/18	5,000,000	5,014,275
CNOOC Finance 2013 1.75% 5/9/18	2,345,000	2,342,887
Energy Transfer
5.75% 9/1/20	500,000	538,342
9.00% 4/15/19	3,000,000	3,302,813
9.70% 3/15/19	851,000	940,302
Imperial Brands Finance
2.05% 2/11/18	1,500,000	1,500,925
#144A 2.05% 2/11/18	1,800,000	1,801,110
#144A 2.05% 7/20/18	6,079,000	6,082,620
#144A 2.95% 7/21/20	2,000,000	2,031,715
Kinder Morgan
2.00% 12/1/17	1,200,000	1,200,445
7.25% 6/1/18	3,000,000	3,106,172

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	$1,820,138
Petroleos Mexicanos
3.125% 1/23/19	4,280,000	4,329,220
•3.324% (LIBOR03M + 2.02%) 7/18/18	1,000,000	1,012,280
9.25% 3/30/18	4,500,000	4,652,911
Pioneer Natural Resources
3.45% 1/15/21	1,000,000	1,023,246
6.875% 5/1/18	1,100,000	1,131,648
Sabine Pass Liquefaction
6.25% 3/15/22	3,500,000	3,940,279
Statoil 1.25% 11/9/17	1,711,000	1,711,094
•Total Capital International 1.879% (LIBOR03M + 0.57%) 8/10/18	1,200,000	1,205,278
Western Gas Partners 2.60% 8/15/18	1,100,000	1,105,211
Woodside Finance
#144A 3.65% 3/5/25	800,000	806,976
#144A 4.60% 5/10/21	2,900,000	3,067,854
#144A 8.75% 3/1/19	3,000,000	3,271,052

		61,165,459

Paper & Forest Products–0.75%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,437,229
#144A 3.734% 7/15/23	3,400,000	3,586,893

		8,024,122

Pharmaceuticals–0.91%
Forest Laboratories
#144A 4.375% 2/1/19	371,000	380,562
#144A 5.00% 12/15/21	5,400,000	5,906,987
Teva Pharmaceutical Finance Netherlands III 2.80% 7/21/23	2,200,000	2,101,117
Zoetis 3.45% 11/13/20	1,300,000	1,345,038

		9,733,704

Real Estate Management & Development–1.02%
#Mitsubishi UFJ Lease & Finance 144A 2.652% 9/19/22	1,700,000	1,687,131
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19	4,000,000	4,028,482
#144A 2.65% 10/19/20	5,200,000	5,250,783

		10,966,396

Road & Rail–0.54%
#Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,042,485
Kansas City Southern 2.35% 5/15/20	1,500,000	1,496,882

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
3.00% 5/15/23		1,250,000	$1,254,656

			5,794,023

Semiconductors & Semiconductor Equipment–0.52%
KLA-Tencor
2.375% 11/1/17		2,060,000	2,061,050
3.375% 11/1/19		1,000,000	1,025,643
NVIDIA 2.20% 9/16/21		2,500,000	2,489,852

			5,576,545

Technology Hardware, Storage & Peripherals–0.33%
#Dell International 144A 5.45% 6/15/23		1,000,000	1,095,714
Hewlett Packard Enterprise
2.45% 10/5/17		636,000	636,030
2.85% 10/5/18		1,800,000	1,818,444

			3,550,188

Tobacco–0.59%
#BAT International Finance 144A 3.50% 6/15/22		300,000	310,095
Reynolds American 4.00% 6/12/22		5,700,000	6,027,996

			6,338,091

Trading Companies & Distributors–1.47%
AerCap Ireland Capital
4.625% 10/30/20		2,000,000	2,129,915
5.00% 10/1/21		300,000	324,006
BOC Aviation
#144A 2.375% 9/15/21		750,000	737,389
2.875% 10/10/17		1,300,000	1,300,268
3.00% 3/30/20		2,000,000	2,024,328
International Lease Finance
4.625% 4/15/21		600,000	638,633
5.875% 8/15/22		500,000	561,113
6.25% 5/15/19		3,860,000	4,104,327
#144A 7.125% 9/1/18		3,200,000	3,351,293
8.25% 12/15/20		500,000	585,507

			15,756,779

Wireless Telecommunication Services–0.12%
•Wind Acquisition Finance 3.669% (4.00% minus EURIBOR3M) 7/15/20	EUR	1,100,000	1,304,380

			1,304,380

Total Corporate Bonds (Cost $536,470,409)			541,362,411

		Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS–0.44%
•Energy Future Intermediate Holding 1st Lien 4.234% (LIBOR03M + 3.00%) 6/28/18		3,000,000	$3,018,750
•Las Vegas Sands 1st Lien 3.235% (LIBOR03M + 2.00%) 3/29/24		1,670,560	1,678,704

Total Loan Agreements (Cost $4,643,434)			4,697,454

MUNICIPAL BOND–0.28%
•State of Texas Series C-2 1.635% (LIBOR01M + 1.40%)6/1/19		3,000,000	3,000,690

Total Municipal Bond (Cost $3,000,000)			3,000,690

NON-AGENCY ASSET-BACKED SECURITIES–7.04%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 2.437% (LIBOR01M + 1.20%) 10/25/34		21,388	21,844
•Amortizing Residential Collateral Trust Series 2004-1 A5 2.237% (LIBOR01M + 1.00%) 10/25/34		78,061	78,282
#•Apidos CLO XVI Series 2013-16A A1R 144A 2.286% (LIBOR03M + 0.98%) 1/19/25		5,800,000	5,797,100
#•Atlas Senior Loan Fund II Series 2012-2A AR 144A 2.541% (LIBOR03M + 1.23%) 1/30/24		4,153,661	4,159,152
#•Ballyrock CLO Series 2013-1A A 144A 2.496% (LIBOR03M + 1.18%) 5/20/25		873,284	875,662
Bear Stearns Asset-Backed Securities I Trust
•Series 2004-BO1 M4 2.437% (LIBOR01M + 1.20%) 10/25/34		1,046,000	1,048,372
•Series 2005-AQ1 M3 1.987% (LIBOR01M + 0.75%) 3/25/35		1,104,000	1,074,616
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 2.737% (LIBOR01M + 1.50%) 3/25/43		87,099	86,039
#•BlueMountain CLO Series 2015-1A A1R 144A 2.634% (LIBOR03M + 1.33%) 4/13/27 .		700,000	703,344
#•Cadogan Square CLO IV Series 4A C 144A 0.376% (0.65% minus EURIBOR6M) 7/24/23 .	EUR	700,000	815,148

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Carlyle Global Market Strategies CLO Series 2014-5A A1R 144A 2.444% (LIBOR03M + 1.14%) 10/16/25		5,800,000	$5,820,004
#•CIFC Funding Series 2012-2A A1R 144A 2.668% (LIBOR03M + 1.35%) 12/5/24		1,427,670	1,428,938
#•Colony Starwood Homes Trust Series 2016-1A A 144A 2.737% (LIBOR01M + 1.50%) 7/17/33		3,085,000	3,126,006
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 1.777% (LIBOR01M + 0.54%) 12/25/34		3,215,635	3,116,017
#•Drug Royalty II Series 2014-1 A1 144A 4.154% (LIBOR03M + 2.85%) 7/15/23		132,254	133,526
#Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		312,500	310,731
#•Finn Square CLO Series 2012-1A A1R 144A 2.538% (LIBOR03M + 1.21%) 12/24/23		1,885,009	1,886,152
#fGCAT Series 2016-1 A1 144A 4.50% 3/25/21		598,122	601,891
•GSAA Home Equity Trust Series 2004-11 2A2 1.877% (LIBOR01M + 0.64%) 12/25/34		53,823	54,282
#•Halcyon Loan Advisors Funding Series 2012-1A A1 144A 2.815% (LIBOR03M + 1.50%) 8/15/23		1,385,583	1,386,100
#•Malin CLO BV Series 2007-1A A1 144A 0.01% (0.195% minus EURIBOR3M) 5/7/23	EUR	1,321,147	1,560,168
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.934% (LIBOR01M + 0.70%) 9/16/24		333,661	333,780
#•Series 2015-AA A2B 144A 2.434% (LIBOR01M + 1.20%) 12/15/28		2,336,238	2,370,261
#fNYMT Residential Series 2016-RP1A A 144A 4.00% 3/25/21		834,806	837,754

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25	2,652,076	$2,657,000
•Option One Mortgage Loan Trust Asset-Backed Certificates Series 2005-5 A3 1.447% (LIBOR01M + 0.21%) 12/25/35	318,149	317,917
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35	3,050,487	3,050,706
•SLM Private Credit Student Loan Trust Series 2005-A A3 1.52% (LIBOR03M + 0.20%) 6/15/23	2,538,038	2,532,990
SoFi Professional Loan Program #Series 2016-F A2 144A 3.02% 2/25/40	4,209,284	4,233,567
#Series 2017-D A2FX 144A 2.65% 9/25/40	1,700,000	1,692,179
#•Symphony CLO VIII Series 2012-8A AR 144A 2.404% (LIBOR03M + 1.10%) 1/9/23	2,895,797	2,899,199
#•Venture XVII CLO Series 2014-17A AR 144A 2.384% (LIBOR03M + 1.08%) 7/15/26	5,000,000	5,008,890
#fVOLT LIX Series 2017-NPL6 A1 144A 3.25% 5/25/47	2,922,832	2,930,814
#fVOLT LVIII Series 2017-NPL5 A1 144A 3.375% 5/28/47	5,259,200	5,292,066
#fVOLT LX Series 2017-NPL7 A1 144A 3.25% 4/25/59	1,590,585	1,596,692
#fVOLT XL Series 2015-NP14 A1 144A 4.375% 11/27/45	735,003	737,507
#•WhiteHorse IX Series 2014-9A AR 144A 2.464% (LIBOR03M + 1.16%) 7/17/26	4,900,000	4,908,791

Total Non-Agency Asset-Backed Securities (Cost $74,811,575)		75,483,487

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.44%
Bear Stearns ARM Trust
•Series 2003-1 5A1 3.172% 4/25/33	65,831	66,643
•Series 2005-5 A1 3.28% (H15T1Y + 2.05%) 8/25/35	589,771	598,656
•◆CSFB Mortgage-Backed Pass Through Certificates Series 2003-AR18 2A3 3.014% 7/25/33	7,045	7,049

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•Gosforth Funding Series 2017-1A A1A 144A 1.787% (LIBOR03M + 0.47%) 12/19/59	2,000,000	$2,000,836
•GSR Mortgage Loan Trust Series 2005-5F 8A1 1.737% (LIBOR01M + 0.50%) 6/25/35	512,528	486,084
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 3.227% 5/25/33	14,776	14,739
•Series 2005-2 1A 2.665% (LIBOR06M + 1.25%) 10/25/35	37,861	37,797
•New York Mortgage Trust Series 2005-3 A1 1.717% (LIBOR01M + 0.48%) 2/25/36 .	996,916	973,346
•Sequoia Mortgage Trust Series 2004-6 A1 2.769% 7/20/34	11,369	11,232
•Structured ARM Loan Trust Series 2004-6 3A2 3.355% 6/25/34	149,223	155,092
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 1.487% (LIBOR01M + 0.25%) 7/19/35	372,484	362,007

Total Non-Agency Collateralized Mortgage Obligations (Cost $4,659,255)		4,713,481

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 2.38%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 2.627% (LIBOR01M + 1.40%) 12/15/31	1,917,617	1,918,927
#•Series 2015-ASHF A 144A 2.447% (LIBOR01M + 1.22%) 1/15/28	850,000	851,069
#•BBCMS Trust Series 2015-RRI A 144A 2.477% (LIBOR01M + 1.25%) 5/15/32	6,407,511	6,411,541
#•BX Trust Series 2017-APPL A 144A 2.114% (LIBOR01M + 0.88%) 7/15/34	7,500,000	7,504,664
#•Countrywide Commercial Mortgage Trust Series 2007-MF1 A 144A 6.462% 11/12/43	122,181	122,006

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36		500,000	$515,306
#•PFP Series 2017-4 A 144A 2.117% (LIBOR01M + 0.88%) 7/14/35		3,000,000	2,998,914
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.369% 11/15/47		5,000,000	5,197,417

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $25,576,586)			25,519,844

ΔSOVEREIGN BONDS–2.70%
Brazil–0.56%
^Brazil Letras Do Tesouro Nacional 6.91% 4/1/18	BRL	18,000,000	5,495,338
^Brazil Letras do Tesouro Nacional 7.75% 1/1/18	BRL	1,500,000	465,403

			5,960,741

India–0.07%
Export-Import Bank of India 2.75% 4/1/20		793,000	797,449

			797,449

Malaysia–1.94%
Malaysia Government Bond 3.314% 10/31/17	MYR	11,800,000	2,795,112
Malaysia Government Investment Issue 3.678% 11/23/17	MYR	18,500,000	4,385,554
^Malaysia Treasury Bills
2.95% 1/19/18	MYR	25,390,000	5,961,638
2.984% 11/10/17	MYR	13,900,000	3,281,954
2.992% 12/15/17	MYR	18,500,000	4,355,932

			20,780,190

Saudi Arabia–0.13%
Saudi Government
International Bond 2.375% 10/26/21		1,400,000	1,382,528

			1,382,528

Total Sovereign Bonds (Cost $28,960,409)			28,920,908

U.S. TREASURY OBLIGATIONS–41.99%
U.S. Treasury Inflation Index Notes
0.125% 4/15/21		21,999,066	22,074,903
0.125% 4/15/22		25,264,154	25,274,040

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
¥1.50% 8/31/18	326,700,000	$327,140,294
1.875% 9/30/22	3,800,000	3,791,242
2.375% 5/15/27	71,700,000	72,009,486

Total U.S. Treasury Obligations (Cost $450,056,231)		450,289,965

	Number of Shares

MONEY MARKET FUND–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	1,766,017	1,766,017

Total Money Market Fund (Cost $1,766,017)		1,766,017

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–5.89%
Certificates of Deposit–0.15%
Barclays Bank 1.94% 9/4/18	1,600,000	$1,601,274

		1,601,274

≠Discounted Commercial Paper–5.74%
Enbridge US 1.565% 12/14/17	10,000,000	9,969,009
HP 1.816% 3/26/18	10,700,000	10,629,530
Netapp 1.401% 10/23/17	10,000,000	9,990,793
South Carolina Electric & Gas 1.421% 10/24/17	11,000,000	10,989,443
Volvo Treasury North America 1.401% 10/24/17	10,000,000	9,990,403
WPP CP Finance 1.711% 2/13/18	10,000,000	9,938,122

		61,507,300

Total Short Term Investments (Cost $63,082,544)		63,108,574

TOTAL INVESTMENTS–116.86% (Cost $1,247,343,827)	1,253,106,523

	Number of Contracts

OPTIONS WRITTEN–(0.03%)
Put Swaptions–(0.03%)
5 yr IRS exercise rate 2.20% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/27/17, Notional Amount $(56,600,000) (GSC)	(56,600,000)	(147,839)

5 yr IRS exercise rate 2.20% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/27/17, Notional Amount $(56,600,000) (MSC)	(56,500,000)	(124,865)

Total Options Written (Premium received $276,270)		(272,704)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.83%)		(180,492,287)

NET ASSETS APPLICABLE TO 105,766,994 SHARES OUTSTANDING–100.00%		$1,072,341,532

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $295,010,321, which represents 27.51% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2017.

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Includes $1,676,000 cash collateral held at broker, $703,411 cash due to broker and $156,946 foreign currencies collateral held at broker for derivatives as of September 30, 2017.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for open derivatives and reverse repurchase agreements.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	2,750,000	USD	(2,151,875)	10/3/17	$5,146	$—
BNP	AUD	(41,020,000)	USD	32,087,156	11/2/17	—	(75,148)
BNP	CAD	(2,945,000)	USD	2,397,919	10/3/17	37,596	—
BNP	EUR	5,262,000	USD	(6,177,588)	10/3/17	42,923	—
BNP	EUR	(5,262,000)	USD	6,187,559	11/2/17	—	(43,211)
GSC	AUD	(2,750,000)	USD	2,199,070	10/3/17	42,049	—
GSC	BRL	(18,000,000)	USD	5,606,079	4/3/18	55,195	—
GSC	CAD	(38,765,000)	USD	30,937,749	10/3/17	—	(131,169)
GSC	GBP	(5,403,000)	USD	6,991,090	10/3/17	—	(249,918)
GSC	MXN	(13,756,351)	USD	763,012	12/15/17	17,000	—
GSC	MYR	(11,800,000)	USD	2,765,084	11/2/17	—	(27,969)
GSC	MYR	(13,900,000)	USD	3,318,214	11/14/17	28,715	—
GSC	MYR	(18,500,000)	USD	4,412,115	11/27/17	34,902	—
GSC	MYR	(18,500,000)	USD	4,412,115	12/19/17	36,421	—
GSC	MYR	(25,390,000)	USD	6,001,167	1/23/18	775	—
JPMC	BRL	(1,500,000)	USD	466,200	1/3/18	—	(1,332)
JPMC	CAD	(1,359,000)	USD	1,117,315	10/3/17	28,121	—
JPMC	EUR	(5,262,000)	USD	6,356,158	10/3/17	135,648	—
JPMC	GBP	935,000	USD	(1,266,673)	10/3/17	—	(13,603)

Total Foreign Currency Exchange Contracts						$464,491	$(542,350)

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
1,697	90 Day IMM Eurodollar	$418,060,569	$417,504,425	3/20/18	$—	$(556,144)
(1,092)	90 Day IMM Eurodollar	(268,349,458)	(267,662,850)	6/18/19	686,608	—
428	90 Day IMM Eurodollar	105,014,219	105,004,450	12/18/18	—	(9,769)
(1,697)	90 Day IMM Eurodollar	(417,214,980)	(416,146,825)	3/19/19	1,068,155	—
1,092	90 Day IMM Eurodollar	268,854,263	268,359,000	6/19/18	—	(495,263)
(428)	90 Day IMM Eurodollar	(104,827,044)	(104,801,150)	12/17/19	25,894	—
427	Bank Acceptance	84,121,008	83,911,361	6/19/18	—	(209,647)
966	Bank Acceptance	189,861,137	189,580,645	12/18/18	—	(280,492)
497	Bank Acceptance	97,467,038	97,488,079	3/19/19	21,041	—
253	Bank Acceptance	49,616,792	49,606,452	6/18/19	—	(10,340)
157	Euro-Bobl	24,415,938	24,341,538	12/8/17	—	(74,400)
(29)	Euro-Buxl 30 yr Bonds	(5,657,416)	(5,595,753)	12/8/17	61,663	—
(146)	Long Gilt	(24,832,160)	(24,235,883)	12/28/17	596,277	—
(204)	U.S. Treasury 2 yr Notes	(44,133,881)	(44,003,437)	1/1/18	130,444	—

Total Futures Contracts					$2,590,082	$(1,636,055)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
RBC–collateralized U.S. Treasury Notes 1.50% 8/31/18; market value $52,070,078	1.23%	9/27/17	10/11/17	$(52,130,000)	$(52,135,343)
RBC–collateralized U.S. Treasury Notes 1.50% 8/31/18; market value $131,476,948	1.23%	9/27/17	10/13/17	(131,628,250)	(131,641,742)

Total Reverse Repurchase Agreements				$(183,758,250)	$(183,777,085)

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Swap Contracts Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]		Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
2 yr IRS -(Semiannual/Quarterly)		142,500,000	(1.350%)	1.334%	12/28/18	$—	$(449,671)	$—	$(449,671)
2 yr IRS -(Semiannual/Quarterly)		267,200,000	(2.000%)	1.334%	12/20/19	1,521,746	1,042,836	—	(478,910)
5 yr IRS -(Every 28 days/ Every 28 days)	MXN	211,400,000	(5.798%)	7.379%	9/6/21	(395,682)	(408,712)	—	(13,030)
5 yr IRS -(Every 28 days/ Every 28 days)	MXN	79,200,000	(7.199%)	7.379%	12/3/21	(30,289)	65,499	95,788	—
5 yr IRS -(Semiannual/Quarterly)		110,600,000	2.250%	(1.334%)	12/20/22	(1,429,861)	(984,310)	445,551	—
10 yr IRS -(Every 28 days/ Every 28 days)	MXN	97,200,000	(7.150%)	7.378%	6/11/27	(10,013)	35,945	45,958	—
10 yr IRS -(Semiannual/Quarterly)		66,200,000	1.500%	(1.334%)	6/21/27	5,633,912	4,663,373	—	(970,539)
20 yr IRS -(Every 28 days/ Every 28 days)	MXN	155,000,000	(8.280%)	7.379%	11/28/36	822,976	874,699	51,723	—

						6,112,789	4,839,659	639,020	(1,912,150)

Reference Obligation/ Payment Frequency	Notional Amount[1]		Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS- (Received quarterly, paid monthly)		954,000,000	(1.330%)	1.232%	6/21/20	$23,587	$(163,472)	$—	$(187,059)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS- (Received quarterly, paid monthly)		71,100,000	(1.360%)	1.232%	5/21/22	—	11,448	11,448	—

Total IRS Contracts						$6,136,376	$4,687,635	$650,468	$(2,099,209)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAMLL–Bank of America Merrill Lynch Large Loan

BNP–BNP Paribas

BRL–Brazil Real

CAD–Canadian Dollar

CLO–Collateralized Loan Obligation

CSFB–Credit Suisse First Boston

EUR–Euro

EURIBOR3M–Euro Interbank Offered Rate 3 Month

EURIBOR6M–Euro Interbank Offered Rate 6 Month

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

H15T1Y–US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

JPMC–JPMorgan Chase

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR US Dollar 1 Month

LIBOR03M–ICE LIBOR US Dollar 3 Month

LIBOR06M–ICE LIBOR US Dollar 6 Month

MXN–Mexican Peso MYR–Malaysian Ringgit

MSC–Morgan Stanley Capital

RBC–Royal Bank of Canada

REMIC–Real Estate Mortgage Investment Conduit

S&P–Standard & Poor’s

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$2,781,124	$$2,781,124
Agency Collateralized Mortgage Obligations	—	10,690,815	10,690,815
Agency Obligation	—	40,771,753	40,771,753
Corporate Bonds	—	541,362,411	541,362,411
Loan Agreements	—	4,697,454	4,697,454
Municipal Bonds	—	3,000,690	3,000,690
Non-Agency Asset-Backed Securities	—	75,483,487	75,483,487
Non-Agency Collateralized Mortgage Obligations	—	4,713,481	4,713,481
Non-Agency Commercial Mortgage-Backed Securities	—	25,519,844	25,519,844
Sovereign Bonds	—	28,920,908	28,920,908
U.S. Treasury Obligations	—	450,289,965	450,289,965
Money Market Fund	1,766,017	—	1,766,017
Short-Term Investments	—	63,108,574	63,108,574

Total Investments	$1,766,017	$1,251,340,506	$1,253,106,523

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$464,491	$464,491

Futures Contracts	$2,590,082	$—	$2,590,082

Swap Contracts	$—	$650,468	$650,468

Liabilities:
Foreign Currency Exchange Contracts	$—	$(542,350)	$(542,350)

Futures Contracts	$(1,636,055)	$—	$(1,636,055)

Swap Contracts	$—	$(2,099,209)	$(2,099,209)

Reverse Repurchase Agreements	$—	$(183,758,250)	$(183,758,250)

Options Written	$—	$(272,704)	$(272,704)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–14

LVIP Select Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.89%
Equity Funds–93.17%
Fidelity® –
XVIP Contrafund® Portfolio	8,185,513	$303,846,256
XVIP Equity-Income Portfolio	5,626,862	131,162,143

		435,008,399

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	31,395,291	$31,395,291

		31,395,291

Total Investment Companies (Cost $399,331,313)		466,403,690

TOTAL VALUE OF SECURITIES–99.89% (Cost $399,331,313)	466,403,690
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	524,085

NET ASSETS APPLICABLE TO 35,325,907 SHARES OUTSTANDING–100.00%	$466,927,775

X	Initial Class.

«	Includes $321,079 cash collateral and $240,473 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
6	British Pound	$496,558	$503,962	12/19/17	$7,404	$—
5	Euro	746,276	741,531	12/19/17	—	(4,745)
5	Japanese Yen	570,140	557,500	12/19/17	—	(12,640)

					7,404	(17,385)

Equity Contracts:
207	E-mini S&P 500 Index	25,507,107	26,041,635	12/18/17	534,528	—
20	E-mini S&P MidCap 400 Index	3,441,050	3,591,400	12/18/17	150,350	—
22	Euro STOXX 50 Index	901,212	929,824	12/18/17	28,612	—
5	FTSE 100 Index	493,127	491,076	12/18/17	—	(2,051)
3	Nikkei 225 Index (OSE)	515,475	542,813	12/8/17	27,338	—

					740,828	(2,051)

Total Futures Contracts					$748,232	$(19,436)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Investment Companies	$466,403,690

Derivatives:

Assets:
Futures Contracts	$748,232

Liabilities:
Futures Contracts	$(19,436)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Select Core Equity Managed Volatility Fund–2

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–86.26%
INVESTMENT COMPANIES–86.26%
Equity Funds–22.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	257,279	$3,211,362
LVIP SSGA S&P 500 Index Fund	1,018,351	17,908,730
LVIP SSGA Small-Cap Index Fund	69,733	2,177,489

		23,297,581

Fixed Income Fund–49.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	4,548,672	52,105,039

		52,105,039

International Equity Fund–14.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,507,175	14,719,071

		14,719,071

Total Affiliated Investments (Cost $76,070,711)		90,121,691

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–13.84%
INVESTMENT COMPANIES–13.84%
Fixed Income Fund–9.91%
SPDR® Bloomberg Barclays TIPS ETF	183,655	$10,354,469

		10,354,469

International Equity Fund–3.93%
iShares Core MSCI Emerging Markets ETF	76,059	4,108,707

		4,108,707

Total Unaffiliated Investments (Cost $13,492,498)		14,463,176

TOTAL VALUE OF SECURITIES–100.10% (Cost $89,563,209)	104,584,867
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(108,917)

NET ASSETS APPLICABLE TO 8,007,911 SHARES OUTSTANDING–100.00%.	$104,475,950

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Index Allocation Fund –1

LVIP SSGA Conservative Index Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$90,121,691
Unaffiliated Investment Companies	14,463,176

Total Investments	$104,584,867

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Index Allocation Fund –2

LVIP SSGA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$48,060,685	$6,867,365	$4,130,783	$(90,538)	$1,398,310	$52,105,039	$99,521	$—
LVIP SSGA International Index Fund	13,455,191	1,298,807	2,600,446	78,095	2,487,424	14,719,071	34,263	—
LVIP SSGA Mid-Cap Index Fund	2,862,567	367,034	267,810	7,580	241,991	3,211,362	1,430	12,353
LVIP SSGA S&P 500 Index Fund	16,357,653	1,699,037	2,227,058	167,131	1,911,967	17,908,730	—	163,518
LVIP SSGA Small-Cap Index Fund	1,919,723	253,036	165,231	5,182	164,779	2,177,489	—	38,827

Total	$82,655,819	$10,485,279	$9,391,328	$167,450	$6,204,471	$90,121,691	$135,214	$214,698

LVIP SSGA Conservative Index Allocation Fund –3

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–90.22%
INVESTMENT COMPANIES–90.22%
Equity Funds–22.34%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,147,043	$17,172,378
LVIP SSGA Mid-Cap Index Fund	349,621	4,363,970
LVIP SSGA S&P 500 Index Fund	976,810	17,178,174
LVIP SSGA Small-Cap Index Fund	142,145	4,438,613
LVIP SSGA Small-Mid Cap 200 Fund	297,150	4,418,615

		47,571,750

Fixed Income Fund–49.86%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,271,652	106,206,770

		106,206,770

International Equity Funds–18.02%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,598,615	15,036,573
LVIP SSGA Emerging Markets 100 Fund	858,093	8,343,240
LVIP SSGA International Index Fund	1,536,040	15,000,968

		38,380,781

Total Affiliated Investments (Cost $164,285,710)		192,159,301

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT–9.91%

INVESTMENT COMPANY–9.91%
Fixed Income Fund–9.91%
SPDR® Bloomberg Barclays TIPS ETF	374,326	$21,104,500

Total Unaffiliated Investment (Cost $20,615,963)		21,104,500

TOTAL VALUE OF SECURITIES–100.13% (Cost $184,901,673)	213,263,801
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(277,205)

NET ASSETS APPLICABLE TO 17,483,369 SHARES OUTSTANDING–100.00%	$212,986,596

* Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$192,159,301
Unaffiliated Investment Companies	21,104,500

Total Investments	$213,263,801

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$104,765,363	$7,002,345	$8,341,828	$(140,836)	$2,921,726	$106,206,770	$203,271	$—
LVIP SSGA Developed International 150 Fund	14,396,865	445,895	2,371,394	208,583	2,356,624	15,036,573	46,138	—
LVIP SSGA Emerging Markets 100 Fund	8,192,095	236,844	1,503,177	(91,442)	1,508,920	8,343,240	8,412	—
LVIP SSGA International Index Fund	14,664,725	434,742	2,824,267	261,332	2,464,436	15,000,968	34,984	—
LVIP SSGA Large Cap 100 Fund	16,505,395	1,074,490	1,791,208	127,595	1,256,106	17,172,378	—	466,321
LVIP SSGA Mid-Cap Index Fund	4,158,396	229,053	373,648	25,233	324,936	4,363,970	1,946	16,815
LVIP SSGA S&P 500 Index Fund	16,776,756	613,995	2,288,659	744,952	1,331,130	17,178,174	—	157,130
LVIP SSGA Small-Cap Index Fund	4,182,592	258,537	355,719	68,940	284,263	4,438,613	—	79,286
LVIP SSGA Small-Mid Cap 200 Fund	4,207,280	333,277	333,673	12,066	199,665	4,418,615	4,038	—

Total	$187,849,467	$10,629,178	$20,183,573	$1,216,423	$12,647,806	$192,159,301	$298,789	$719,552

LVIP SSGA Conservative Structured Allocation Fund–3

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.28%
INVESTMENT COMPANIES–85.28%
Equity Funds–38.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,852,182	$23,118,939
LVIP SSGA S&P 500 Index Fund	4,805,640	84,511,981
LVIP SSGA Small-Cap Index Fund	537,844	16,794,702

		124,425,622

Fixed Income Fund–24.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	7,017,919	80,390,263

		80,390,263

International Equity Fund–22.04%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,307,892	71,368,871

		71,368,871

Total Affiliated Investments (Cost $216,391,885)		276,184,756

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.00%
INVESTMENT COMPANIES–15.00%
Fixed Income Fund–4.93%
SPDR® Bloomberg Barclays TIPS ETF	283,359	$15,975,780

		15,975,780

International Equity Fund–9.79%
iShares Core MSCI Emerging Markets ETF	586,723	31,694,777

		31,694,777

Money Market Fund–0.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	899,454	899,454

		899,454

Total Unaffiliated Investments (Cost $43,560,916)		48,570,011

TOTAL VALUE OF SECURITIES–100.28% (Cost $259,952,801)	324,754,767
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(912,280)

NET ASSETS APPLICABLE TO 21,738,336 SHARES OUTSTANDING–100.00%	$323,842,487

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$276,184,756
Unaffiliated Investment Companies	48,570,011

Total Investments	$324,754,767

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Index Allocation Fund–2

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$68,829,391	$13,096,616	$3,469,356	$(120,070)	$2,053,682	$80,390,263	$151,674	$—
LVIP SSGA International Index Fund	60,558,339	6,118,483	7,259,617	(106,366)	12,058,032	71,368,871	164,115	—
LVIP SSGA Mid-Cap Index Fund	19,122,340	3,243,286	971,420	(2,725)	1,727,458	23,118,939	10,172	87,885
LVIP SSGA S&P 500 Index Fund	71,629,869	9,209,308	5,694,886	136,620	9,231,070	84,511,981	—	762,303
LVIP SSGA Small-Cap Index Fund	13,736,630	2,477,253	693,871	(2,961)	1,277,651	16,794,702	—	295,945

Total	$233,876,569	$34,144,946	$18,089,150	$(95,502)	$26,347,893	$276,184,756	$325,961	$1,146,133

LVIP SSGA Moderately Aggressive Index Allocation Fund–3

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.12%
INVESTMENT COMPANIES–95.12%
Equity Funds–38.46%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,720,098	$70,664,588
LVIP SSGA Mid-Cap Index Fund	1,770,526	22,099,710
LVIP SSGA S&P 500 Index Fund	4,019,541	70,687,642
LVIP SSGA Small-Cap Index Fund	719,790	22,476,160
LVIP SSGA Small-Mid Cap 200 Fund	1,504,776	22,376,020

		208,304,120

Fixed Income Fund–24.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	11,739,791	134,479,307

		134,479,307

International Equity Funds–31.83%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,361,407	59,835,395
LVIP SSGA Emerging Markets 100 Fund	5,432,941	52,824,482
LVIP SSGA International Index Fund	6,112,471	59,694,391

		172,354,268

Total Affiliated Investments (Cost $413,645,259)		515,137,695

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–4.95%
INVESTMENT COMPANIES–4.95%
Fixed Income Fund–4.94%
SPDR® Bloomberg Barclays TIPS ETF	474,003	$26,724,289

		26,724,289

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	78,915	78,915

		78,915

Total Unaffiliated Investments (Cost $26,344,565)		26,803,204

TOTAL VALUE OF SECURITIES–100.07% (Cost $439,989,824)	541,940,899
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(396,541)

NET ASSETS APPLICABLE TO 39,510,108 SHARES OUTSTANDING–100.00%	$541,544,358

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$515,137,695
Unaffiliated Investment Companies	26,803,204

Total Investments	$541,940,899

There were no Level 3 investments at beginning or the end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$124,606,961	$14,377,935	$7,923,437	$(161,215)	$3,579,063	$134,479,307	$254,179	$—
LVIP SSGA Developed International 150 Fund .	53,821,806	3,129,910	6,980,795	82,796	9,781,678	59,835,395	181,344	—
LVIP SSGA Emerging Markets 100 Fund	48,716,900	2,658,459	7,111,822	(828,913)	9,389,858	52,824,482	52,597	—
LVIP SSGA International Index Fund	54,817,956	2,575,615	8,164,650	469,402	9,996,068	59,694,391	137,505	—
LVIP SSGA Large Cap 100 Fund	63,795,738	6,206,035	4,783,300	195,138	5,250,977	70,664,588	—	1,895,318
LVIP SSGA Mid-Cap Index Fund	19,776,060	1,875,649	1,267,750	24,258	1,691,493	22,099,710	9,736	84,114
LVIP SSGA S&P 500 Index Fund	64,835,298	3,773,350	6,131,113	666,259	7,543,848	70,687,642	—	638,630
LVIP SSGA Small-Cap Index Fund	19,886,545	2,105,504	1,267,750	64,815	1,687,046	22,476,160	—	396,597
LVIP SSGA Small-Mid Cap 200 Fund	20,000,956	2,568,169	1,267,750	14,640	1,060,005	22,376,020	20,200	—

Total	$470,258,220	$39,270,626	$44,898,367	$527,180	$49,980,036	$515,137,695	$655,561	$3,014,659

LVIP SSGA Moderately Aggressive Structured Allocation Fund–3

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.25%
INVESTMENT COMPANIES–84.25%
Equity Funds–34.39%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,760,831	$21,978,697
LVIP SSGA S&P 500 Index Fund	4,919,603	86,516,136
LVIP SSGA Small-Cap Index Fund	477,271	14,903,275

		123,398,108

Fixed Income Fund–29.81%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,339,080	106,979,165

		106,979,165

International Equity Fund–20.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,367,694	71,952,900

		71,952,900

Total Affiliated Investments (Cost $242,876,738)		302,330,173

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.75%
INVESTMENT COMPANIES–15.75%
Fixed Income Fund–9.87%
SPDR® Bloomberg Barclays TIPS ETF	628,439	$35,431,391

		35,431,391

International Equity Fund–5.88%
iShares Core MSCI Emerging Markets ETF	390,375	21,088,058

		21,088,058

Total Unaffiliated Investments (Cost $53,056,152)		56,519,449

TOTAL VALUE OF SECURITIES–100.00% (Cost $295,932,890)	358,849,622
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	7,837

NET ASSETS APPLICABLE TO 24,810,307 SHARES OUTSTANDING–100.00%	$358,857,459

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)

(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$302,330,173
Unaffiliated Investment Companies	56,519,449

Total Investments	$358,849,622

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$91,171,109	$18,687,669	$5,477,718	$(173,517)	$2,771,622	$106,979,165	$204,111	$—
LVIP SSGA International Index Fund	60,763,987	8,164,517	9,065,416	(39,732)	12,129,544	71,952,900	167,274	—
LVIP SSGA Mid-Cap Index Fund	18,091,635	3,349,514	1,095,544	(7,339)	1,640,431	21,978,697	9,775	84,453
LVIP SSGA S&P 500 Index Fund	72,977,948	10,886,679	6,950,847	83,510	9,518,846	86,516,136	—	788,989
LVIP SSGA Small-Cap Index Fund	12,129,725	2,376,382	730,362	(6,759)	1,134,289	14,903,275	—	265,412

Total	$255,134,404	$43,464,761	$23,319,887	$(143,837)	$27,194,732	$302,330,173	$381,160	$1,138,854

LVIP SSGA Moderate Index Allocation Fund–3

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.05%
INVESTMENT COMPANIES–100.05%
Equity Funds–34.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,538,573	$112,859,976
LVIP SSGA Mid-Cap Index Fund	3,063,635	38,240,296
LVIP SSGA S&P 500 Index Fund	6,419,781	112,898,265
LVIP SSGA Small-Cap Index Fund	934,169	29,170,347
LVIP SSGA Small-Mid Cap 200 Fund	1,952,869	29,039,158

		322,208,042

Fixed Income Funds–39.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	24,374,235	279,206,865
SPDR® Bloomberg Barclays TIPS ETF	1,640,203	92,474,645

		371,681,510

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–25.94%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,006,189	$94,118,215
LVIP SSGA Emerging Markets 100 Fund	5,639,717	54,834,964
LVIP SSGA International Index Fund	9,614,546	93,895,654

		242,848,833

Total Affiliated Investments (Cost $781,607,310)		936,738,385

TOTAL VALUE OF SECURITIES–100.05% (Cost $781,607,310)	936,738,385
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(512,627)

NET ASSETS APPLICABLE TO 70,715,205 SHARES OUTSTANDING–100.00%	$936,225,758

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$936,738,385

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$267,897,559	$20,673,858	$16,601,294	$(332,155)	$7,568,897	$279,206,865	$532,667	$—
LVIP SSGA Developed International 150 Fund .	87,660,654	2,450,491	11,848,034	233,013	15,622,091	94,118,215	287,910	—
LVIP SSGA Emerging Markets 100 Fund	52,373,720	1,349,750	8,057,965	(520,474)	9,689,933	54,834,964	55,118	—
LVIP SSGA International Index Fund	89,282,408	2,074,192	14,299,657	509,326	16,329,385	93,895,654	218,300	—
LVIP SSGA Large Cap 100 Fund	105,504,634	6,848,968	8,452,109	564,146	8,394,337	112,859,976	—	3,055,251
LVIP SSGA Mid-Cap Index Fund	35,433,718	2,007,981	2,235,883	128,405	2,906,075	38,240,296	17,001	146,882
LVIP SSGA S&P 500 Index Fund	107,223,672	3,256,549	11,038,376	3,270,453	10,185,967	112,898,265	—	1,029,478
LVIP SSGA Small-Cap Index Fund	26,724,774	1,796,844	1,660,129	217,953	2,090,905	29,170,347	—	519,455
LVIP SSGA Small-Mid Cap 200 Fund	26,879,076	2,422,539	1,660,129	33,943	1,363,729	29,039,158	26,457	—
SPDR® Barclays TIPS ETF	88,908,245	8,836,254	5,583,041	(247,437)	560,624	92,474,645	1,340,161	—

Total	$887,888,460	$51,717,426	$81,436,617	$3,857,173	$74,711,943	$936,738,385	$2,477,614	$4,751,066

LVIP SSGA Moderate Structured Allocation Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.70%
Fannie Mae-Aces
•Series 2013-M12 APT 2.472% 3/25/23	532,557	$535,007
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,033,114	2,039,991
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,357,004
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,047,311
Series 2015-M1 A2 2.532% 9/25/24	500,000	497,559
•Series 2016-M13 A2 2.56% 9/25/26	1,600,000	1,557,366
•Series 2017-M3 A2 2.569% 12/25/26	800,000	778,606
Freddie Mac Multifamily Structured Pass Through Certificates
◆ Series K006 A1 3.398% 7/25/19	499,339	507,700
◆Series K025 A1 1.875% 4/25/22	1,105,271	1,101,734
◆ Series K026 A2 2.51% 11/25/22	1,000,000	1,008,999
◆ Series K030 A1 2.779% 9/25/22	1,034,931	1,053,530
•◆Series K030 A2 3.25% 4/25/23	6,000,000	6,269,164
•◆Series K050 A2 3.334% 8/25/25	900,000	941,477
◆Series K060 A2 3.30% 10/25/26	1,000,000	1,037,176
◆Series K710 A2 1.883% 5/25/19	1,500,000	1,501,684

Total Agency Commercial Mortgage-Backed Securities (Cost $21,045,074)		21,234,308

AGENCY MORTGAGE-BACKED SECURITIES–28.08%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	16,874	17,448
4.00% 6/1/20	108,339	112,022
4.00% 5/1/23	64,984	67,193
6.00% 12/1/17	28	28
6.00% 9/1/18	1,767	1,787
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,080,965	1,095,551
2.50% 3/1/28	2,319,080	2,350,162
2.50% 4/1/28	2,756,179	2,792,301
2.50% 7/1/28	578,054	585,617
2.50% 9/1/28	1,098,981	1,113,367
2.50% 10/1/28	3,633,251	3,680,824
2.50% 3/1/29	2,853,875	2,891,237
2.50% 2/1/30	2,048,363	2,069,573
2.50% 5/1/30	726,391	733,898
2.50% 2/1/31	4,439,015	4,472,714
2.50% 7/1/31	1,775,118	1,788,594
2.50% 10/1/31	1,824,356	1,838,205
3.00% 11/1/26	1,954,066	2,013,322
3.00% 6/1/27	502,909	518,174
3.00% 8/1/27	932,087	960,354
3.00% 9/1/27	3,781,359	3,891,280
3.00% 10/1/27	583,070	600,758
3.00% 12/1/27	165,972	171,013
3.00% 8/1/29	2,479,414	2,552,897
3.00% 4/1/30	1,411,914	1,453,801
3.00% 5/1/30	3,668,776	3,780,094
3.00% 6/1/30	2,663,834	2,740,390
3.00% 12/1/30	1,195,923	1,229,587

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 11/1/25	476,508	$496,323
3.50% 12/1/25	1,184,967	1,237,798
3.50% 12/1/26	636,978	663,499
3.50% 1/1/27	1,671,526	1,741,027
3.50% 10/1/29	1,954,896	2,037,339
3.50% 4/1/32	952,461	993,741
4.00% 4/1/24	82,516	86,396
4.00% 5/1/24	145,453	152,161
4.00% 6/1/24	202,088	211,676
4.00% 7/1/24	82,906	86,783
4.00% 10/1/24	5,773	6,018
4.00% 12/1/24	195,455	204,725
4.00% 1/1/25	344,361	362,767
4.00% 3/1/25	405,045	426,579
4.00% 5/1/25	136,676	143,159
4.00% 7/1/25	2,319	2,439
4.00% 8/1/25	11,432	12,018
4.00% 9/1/25	170,977	179,745
4.00% 10/1/25	154,485	161,544
4.00% 1/1/26	6,575	6,917
4.00% 3/1/26	414,236	433,354
4.00% 5/1/26	4,095	4,304
4.00% 7/1/26	340,817	358,230
4.50% 2/1/23	47,534	48,658
4.50% 4/1/23	5,319	5,585
4.50% 5/1/23	6,190	6,417
4.50% 6/1/23	191,358	201,604
4.50% 11/1/23	7,830	8,185
4.50% 2/1/24	1,711	1,803
4.50% 3/1/24	3,064	3,224
4.50% 4/1/24	81,488	85,721
4.50% 5/1/24	156,889	164,907
4.50% 7/1/24	140,366	147,656
4.50% 8/1/24	211,685	223,113
4.50% 11/1/24	82,580	86,463
4.50% 4/1/25	146,595	153,787
4.50% 5/1/25	15,733	16,574
4.50% 6/1/25	4,179	4,273
5.00% 6/1/19	209	214
5.00% 4/1/23	15,555	16,455
5.00% 6/1/23	299,780	316,315
5.00% 9/1/23	137,473	145,422
5.00% 11/1/23	72,157	76,339
5.00% 12/1/23	71,072	75,307
5.00% 3/1/25	34,541	36,626
5.00% 6/1/25	1,621	1,719
5.50% 12/1/18	2,145	2,154
5.50% 3/1/20	7,769	7,819
5.50% 4/1/22	31,478	33,137
5.50% 7/1/22	24,377	25,471
6.00% 6/1/20	5,067	5,209
6.00% 8/1/22	6,817	7,122

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 9/1/22	22,862	$24,038
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/32	1,000,000	1,006,797
3.00% 10/1/32	4,000,000	4,110,000
3.50% 10/1/32	500,000	520,703
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,350,194	1,380,298
3.00% 12/1/34	1,035,659	1,058,768
3.00% 2/1/35	1,848,235	1,889,478
3.00% 3/1/36	784,560	801,120
3.00% 11/1/36	3,267,935	3,331,060
3.50% 6/1/34	4,166,433	4,354,356
3.50% 7/1/34	4,957,960	5,181,471
3.50% 2/1/37	2,089,371	2,175,356
4.00% 9/1/35	400,354	425,769
4.00% 10/1/35	706,033	750,864
4.00% 1/1/37	903,320	961,087
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,535,259	1,548,631
3.00% 10/1/42	2,881,965	2,907,301
3.00% 11/1/42	1,891,241	1,907,895
3.00% 12/1/42	1,770,568	1,786,159
3.00% 1/1/43	3,856,108	3,890,069
3.00% 3/1/43	7,938,559	8,007,760
3.00% 4/1/43	2,083,879	2,102,101
3.00% 5/1/43	1,306,184	1,317,614
3.00% 6/1/43	5,538,902	5,586,475
3.00% 7/1/43	3,290,258	3,318,557
3.00% 8/1/43	4,654,174	4,694,196
3.00% 9/1/45	2,794,373	2,807,649
3.00% 11/1/45	5,282,546	5,306,422
3.00% 9/1/46	6,607,950	6,634,327
3.00% 10/1/46	4,038,653	4,054,774
3.00% 11/1/46	4,273,633	4,290,693
3.00% 12/1/46	10,014,089	10,054,063
3.00% 1/1/47	7,711,386	7,742,168
3.00% 9/1/47	1,595,168	1,601,536
3.50% 10/1/40	643,114	664,563
3.50% 12/1/40	453,588	470,031
3.50% 2/1/41	707,520	733,329
3.50% 8/1/42	600,495	621,456
3.50% 9/1/42	6,078,006	6,295,954
3.50% 10/1/42	3,765,182	3,896,738
3.50% 11/1/42	1,362,775	1,410,832
3.50% 1/1/43	2,455,853	2,540,682
3.50% 2/1/43	450,793	466,399
3.50% 7/1/43	4,868,373	5,030,335
3.50% 10/1/44	2,544,842	2,625,388
3.50% 1/1/45	2,000,570	2,063,890
3.50% 4/1/45	3,927,752	4,052,068
3.50% 5/1/45	3,440,144	3,549,027

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 8/1/45	8,749,316	$9,038,783
3.50% 11/1/45	5,819,008	6,003,183
3.50% 12/1/45	5,437,718	5,609,826
3.50% 2/1/46	17,090,083	17,630,995
3.50% 5/1/46	2,497,959	2,577,020
3.50% 6/1/46	1,119,922	1,155,368
3.50% 2/1/47	2,727,842	2,814,180
3.50% 3/1/47	1,920,521	1,981,307
3.50% 9/1/47	2,017,599	2,081,457
3.50% 10/1/47	5,000,000	5,158,253
4.00% 1/1/39	34,856	36,943
4.00% 2/1/39	46,826	49,562
4.00% 3/1/39	2,159	2,285
4.00% 4/1/39	189,548	200,580
4.00% 6/1/39	117,048	123,804
4.00% 8/1/39	417,748	444,767
4.00% 9/1/39	568,567	607,839
4.00% 11/1/39	32,312	34,193
4.00% 12/1/39	790,116	835,774
4.00% 1/1/40	319,838	338,350
4.00% 5/1/40	221,373	234,399
4.00% 8/1/40	90,109	95,297
4.00% 9/1/40	138,542	146,503
4.00% 10/1/40	645,653	682,913
4.00% 11/1/40	924,891	978,198
4.00% 12/1/40	1,487,532	1,581,228
4.00% 1/1/41	3,283,716	3,472,350
4.00% 2/1/41	911,327	963,706
4.00% 3/1/41	12,562	13,248
4.00% 4/1/41	320,545	338,950
4.00% 5/1/41	1,560,510	1,650,090
4.00% 6/1/41	17,052	18,029
4.00% 9/1/41	309,393	327,123
4.00% 10/1/41	169,878	179,924
4.00% 11/1/41	348,126	368,110
4.00% 12/1/41	14,952	15,811
4.00% 1/1/42	12,187	12,887
4.00% 3/1/42	197,491	207,990
4.00% 10/1/43	4,572,735	4,826,429
4.00% 12/1/43	1,158,375	1,221,499
4.00% 7/1/44	2,297,976	2,422,155
4.00% 9/1/44	2,463,825	2,596,880
4.00% 10/1/44	3,457,363	3,644,364
4.00% 3/1/45	3,106,680	3,272,110
4.00% 7/1/45	3,360,384	3,540,316
4.00% 9/1/45	9,353,129	9,853,950
4.00% 4/1/46	2,580,646	2,718,458
4.00% 7/1/46	849,641	895,013
4.00% 11/1/46	3,649,116	3,844,317
4.00% 4/1/47	953,046	1,003,913
4.00% 8/1/47	7,082,980	7,461,141
4.00% 9/1/47	1,940,782	2,044,403

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/33	21,201	$22,856
4.50% 1/1/34	14,036	15,126
4.50% 9/1/35	61,676	66,474
4.50% 2/1/38	21,102	22,719
4.50% 4/1/38	22,184	23,811
4.50% 7/1/38	63,425	68,178
4.50% 11/1/38	108,152	116,376
4.50% 2/1/39	283,379	304,865
4.50% 3/1/39	215,874	232,368
4.50% 4/1/39	838,920	904,589
4.50% 5/1/39	314,294	342,664
4.50% 6/1/39	99,672	107,275
4.50% 7/1/39	352,972	380,142
4.50% 9/1/39	245,174	266,935
4.50% 1/1/40	774,842	846,097
4.50% 2/1/40	1,344,049	1,464,483
4.50% 5/1/40	778,698	845,218
4.50% 6/1/40	387,485	419,197
4.50% 8/1/40	149,211	160,562
4.50% 9/1/40	397,323	430,053
4.50% 10/1/40	2,506,553	2,715,421
4.50% 11/1/40	388,279	419,077
4.50% 2/1/41	1,533,560	1,656,785
4.50% 4/1/41	20,816	22,343
4.50% 5/1/41	1,992,594	2,156,434
4.50% 6/1/41	248,650	269,203
4.50% 1/1/42	2,137,312	2,313,111
4.50% 9/1/43	983,574	1,057,027
4.50% 12/1/43	2,805,173	3,017,253
4.50% 10/1/44	307,361	330,074
4.50% 9/1/47	2,583,129	2,772,927
5.00% 9/1/33	125,422	138,200
5.00% 4/1/34	436,317	480,699
5.00% 7/1/34	300,588	331,271
5.00% 11/1/34	142,099	156,391
5.00% 4/1/35	91,223	100,511
5.00% 6/1/35	154,170	169,600
5.00% 7/1/35	1,738,432	1,915,768
5.00% 9/1/35	26,677	29,374
5.00% 10/1/35	112,399	123,895
5.00% 12/1/35	523,738	577,340
5.00% 2/1/36	1,194,968	1,316,883
5.00% 3/1/36	66,970	73,805
5.00% 11/1/36	22,380	24,626
5.00% 8/1/37	4,783	5,215
5.00% 4/1/38	150,614	164,480
5.00% 7/1/38	24,096	26,288
5.00% 11/1/38	13,519	14,740
5.00% 8/1/39	741,318	809,481
5.00% 12/1/39	148,230	161,701
5.00% 1/1/40	336,689	374,767
5.00% 7/1/40	1,472,850	1,616,929

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 9/1/40	396,524	$432,984
5.00% 6/1/41	1,321,054	1,445,132
5.50% 11/1/33	52,324	58,452
5.50% 1/1/34	59,950	67,174
5.50% 5/1/34	81,346	90,959
5.50% 7/1/34	65,386	72,602
5.50% 10/1/34	142,286	159,403
5.50% 9/1/35	70,151	78,504
5.50% 10/1/35	58,292	64,789
5.50% 12/1/35	369,201	409,279
5.50% 1/1/36	371,302	415,352
5.50% 4/1/36	930,593	1,041,098
5.50% 8/1/36	257,043	287,357
5.50% 1/1/37	252,314	280,273
5.50% 3/1/37	84,842	93,975
5.50% 5/1/37	110,217	123,391
5.50% 6/1/37	104,939	117,315
5.50% 8/1/37	31,670	35,061
5.50% 11/1/37	1,271	1,416
5.50% 12/1/37	196	218
5.50% 1/1/38	2,103,679	2,343,958
5.50% 2/1/38	36,331	40,346
5.50% 5/1/38	147,508	164,612
5.50% 6/1/38	9,542	10,643
5.50% 7/1/38	81,200	90,248
5.50% 10/1/38	34,288	38,237
5.50% 1/1/39	148,777	165,721
5.50% 5/1/39	316,875	352,335
5.50% 6/1/39	327,847	365,084
5.50% 10/1/39	137,741	153,390
5.50% 7/1/41	262,917	293,386
6.00% 12/1/35	106,857	122,470
6.00% 2/1/36	42,720	48,485
6.00% 6/1/36	28,968	33,071
6.00% 7/1/36	93,508	105,599
6.00% 8/1/36	55,854	63,507
6.00% 9/1/36	72,570	82,663
6.00% 10/1/36	74,242	84,330
6.00% 11/1/36	7,375	8,416
6.00% 1/1/37	73,211	83,553
6.00% 2/1/37	307,083	350,359
6.00% 3/1/37	37,448	42,527
6.00% 4/1/37	3,743	4,211
6.00% 5/1/37	95,374	108,550
6.00% 6/1/37	46,701	52,944
6.00% 8/1/37	108,203	122,766
6.00% 9/1/37	151,599	171,340
6.00% 10/1/37	214,797	243,779
6.00% 11/1/37	56,120	63,759
6.00% 1/1/38	26,886	30,367
6.00% 2/1/38	19,119	21,505
6.00% 4/1/38	2,879	3,239

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 5/1/38	123,459	$139,766
6.00% 6/1/38	46,093	52,042
6.00% 8/1/38	65,582	73,768
6.00% 9/1/38	23,895	26,878
6.00% 10/1/38	28,796	32,425
6.00% 11/1/38	16,981	19,100
6.00% 12/1/38	393,879	446,874
6.00% 4/1/40	366,740	415,721
6.00% 6/1/40	627,405	711,375
6.50% 3/1/32	1,140	1,270
6.50% 7/1/36	60,801	68,969
6.50% 9/1/36	60,730	70,087
6.50% 11/1/36	111,808	133,249
6.50% 9/1/37	12,686	14,380
6.50% 10/1/37	135,346	152,411
6.50% 2/1/38	101,998	114,802
6.50% 3/1/38	286,379	329,703
6.50% 5/1/38	42,471	47,951
6.50% 7/1/38	121,018	139,462
6.50% 10/1/38	83,111	93,178
7.00% 8/1/39	221,947	247,750
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/47	1,000,000	1,003,281
3.50% 10/1/47	5,975,000	6,159,618
4.00% 10/1/47	2,700,000	2,842,805
Freddie Mac S.F. 15 yr
2.50% 4/1/28	122,448	124,145
2.50% 7/1/28	389,315	394,696
2.50% 8/1/28	2,808,895	2,847,736
2.50% 9/1/28	2,141,040	2,170,643
2.50% 10/1/28	2,888,774	2,928,699
2.50% 10/1/29	1,788,865	1,805,287
2.50% 1/1/31	2,148,640	2,165,746
2.50% 5/1/31	841,178	847,875
2.50% 6/1/31	3,007,936	3,031,883
2.50% 12/1/31	2,650,279	2,671,488
3.00% 11/1/26	2,426,189	2,495,325
3.00% 2/1/27	229,891	236,442
3.00% 3/1/27	554,457	570,256
3.00% 4/1/27	760,446	782,115
3.00% 11/1/27	407,305	418,911
3.00% 2/1/29	1,242,526	1,279,082
3.00% 4/1/30	3,322,542	3,417,220
3.00% 12/1/30	3,609,229	3,712,076
3.00% 5/1/31	1,859,465	1,912,452
3.00% 2/1/32	1,322,749	1,360,741
3.00% 5/1/32	1,103,803	1,135,256
3.50% 12/1/25	1,211,857	1,274,498
3.50% 3/1/26	834,990	872,934
3.50% 2/1/30	332,709	348,365
3.50% 4/1/32	932,031	974,725

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.00% 2/1/24	47,945	$49,559
4.00% 8/1/24	80,495	84,353
4.00% 2/1/25	121,782	127,587
4.00% 7/1/25	333,404	349,365
4.00% 4/1/26	721,645	756,197
4.50% 3/1/18	6,213	6,352
4.50% 4/1/18	9,120	9,324
4.50% 10/1/18	5,061	5,174
4.50% 11/1/18	26,096	26,680
4.50% 12/1/18	11,401	11,656
4.50% 1/1/19	14,406	14,768
4.50% 2/1/19	18,724	19,206
4.50% 7/1/19	32,228	32,949
4.50% 12/1/19	9,680	9,897
4.50% 4/1/21	8,220	8,404
4.50% 6/1/24	3,874	4,109
4.50% 7/1/24	135,140	143,528
4.50% 8/1/24	60,951	64,837
4.50% 11/1/24	128,595	136,681
4.50% 5/1/25	45,742	48,627
5.00% 10/1/17	63	63
5.00% 4/1/18	19,250	19,735
5.00% 4/1/23	79,389	84,867
5.00% 1/1/25	9,588	9,830
5.00% 3/1/25	42,912	45,863
5.50% 4/1/18	8,605	8,641
6.00% 11/1/23	51,925	55,485
Freddie Mac S.F. 15 yr TBA
2.50% 10/1/32	1,075,000	1,082,758
3.50% 10/1/32	500,000	522,363
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,224,027	2,271,835
3.00% 4/1/36	2,039,992	2,083,822
3.00% 2/1/37	1,245,726	1,269,479
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,080,288	2,099,662
3.00% 1/1/43	4,147,825	4,187,316
3.00% 3/1/43	4,919,751	4,967,354
3.00% 4/1/43	3,189,218	3,219,067
3.00% 7/1/43	1,296,761	1,307,390
3.00% 8/1/43	546,426	550,867
3.00% 10/1/43	1,601,743	1,615,677
3.00% 8/1/45	9,220,690	9,261,923
3.00% 4/1/46	1,730,992	1,739,077
3.00% 10/1/46	6,703,591	6,733,864
3.00% 11/1/46	4,078,310	4,096,095
3.00% 12/1/46	2,456,672	2,467,385
3.00% 1/1/47	4,515,346	4,535,037
3.00% 2/1/47	8,221,072	8,257,593
3.50% 2/1/42	2,352,781	2,438,515
3.50% 5/1/42	2,142,318	2,219,730
3.50% 10/1/42	2,115,870	2,193,142

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 2/1/43	1,336,877	$1,386,004
3.50% 5/1/43	1,606,931	1,665,268
3.50% 8/1/43	3,201,629	3,318,459
3.50% 2/1/44	1,037,597	1,075,414
3.50% 3/1/44	74,785	77,506
3.50% 6/1/44	1,232,630	1,276,071
3.50% 8/1/44	1,381,033	1,428,098
3.50% 11/1/44	2,487,913	2,569,738
3.50% 1/1/45	3,033,199	3,130,836
3.50% 7/1/45	7,363,102	7,611,774
3.50% 10/1/45	3,123,130	3,223,662
3.50% 12/1/45	1,609,549	1,666,476
3.50% 1/1/46	4,175,289	4,310,994
3.50% 3/1/46	2,168,375	2,238,174
3.50% 5/1/46	1,693,878	1,748,403
3.50% 6/1/46	3,670,591	3,788,746
3.50% 12/1/46	4,204,057	4,339,384
3.50% 2/1/47	3,310,433	3,416,994
3.50% 3/1/47	1,920,850	1,982,681
4.00% 5/1/39	241,445	254,901
4.00% 2/1/40	92,679	97,973
4.00% 5/1/40	141,702	149,796
4.00% 8/1/40	41,066	43,407
4.00% 9/1/40	348,281	368,171
4.00% 10/1/40	1,227,894	1,297,920
4.00% 11/1/40	3,050,184	3,233,599
4.00% 12/1/40	1,498,354	1,583,919
4.00% 2/1/41	1,244,253	1,321,353
4.00% 12/1/41	1,819,109	1,923,077
4.00% 1/1/42	507,179	534,183
4.00% 3/1/42	103,062	109,041
4.00% 4/1/42	2,685,175	2,847,511
4.00% 6/1/42	9,641	10,193
4.00% 5/1/44	3,101,365	3,266,779
4.00% 9/1/44	962,396	1,013,637
4.00% 4/1/45	3,506,868	3,693,585
4.00% 10/1/45	1,680,028	1,769,478
4.00% 11/1/45	627,713	661,135
4.00% 1/1/46	1,920,948	2,023,226
4.00% 2/1/46	1,484,071	1,563,088
4.00% 2/1/47	921,602	970,671
4.00% 9/1/47	7,579,704	7,986,757
4.50% 2/1/39	58,072	62,313
4.50% 4/1/39	26,108	28,081
4.50% 5/1/39	81,510	88,022
4.50% 6/1/39	679,816	734,556
4.50% 7/1/39	145,839	156,883
4.50% 9/1/39	607,770	662,555
4.50% 10/1/39	543,214	585,065
4.50% 1/1/40	1,538,143	1,671,546
4.50% 2/1/40	900,795	978,870
4.50% 7/1/40	132,421	142,511

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/40	93,009	$100,075
4.50% 9/1/40	838,644	911,349
4.50% 2/1/41	2,931,775	3,158,456
4.50% 3/1/41	422,575	462,458
4.50% 9/1/41	820,021	882,217
4.50% 3/1/44	402,236	431,239
4.50% 5/1/44	21,606	23,156
4.50% 7/1/45	1,307,925	1,405,081
4.50% 4/1/47	656,548	703,878
4.50% 9/1/47	1,190,350	1,276,305
5.00% 10/1/34	161,818	178,490
5.00% 2/1/35	39,789	43,514
5.00% 8/1/35	69,641	76,354
5.00% 10/1/35	32,140	35,248
5.00% 11/1/35	14,634	15,992
5.00% 12/1/35	108,169	118,619
5.00% 2/1/37	79,299	86,844
5.00% 5/1/37	89,363	97,969
5.00% 12/1/37	353,460	387,577
5.00% 1/1/38	4,283	4,691
5.00% 4/1/38	3,596	3,939
5.00% 6/1/38	150,938	165,433
5.00% 7/1/38	19,739	21,643
5.00% 9/1/38	7,955	8,720
5.00% 10/1/38	155,420	170,382
5.00% 12/1/38	129,523	141,652
5.00% 1/1/39	38,638	42,372
5.00% 2/1/39	709,538	778,012
5.00% 3/1/39	1,702,608	1,869,835
5.00% 8/1/39	95,615	105,761
5.00% 9/1/39	500,016	548,703
5.00% 1/1/40	361,994	394,699
5.00% 5/1/40	142,298	156,067
5.00% 6/1/40	981,028	1,073,154
5.00% 9/1/40	103,987	114,037
5.00% 3/1/41	181,846	199,174
5.50% 8/1/33	36,195	40,596
5.50% 6/1/34	98,223	109,710
5.50% 6/1/35	63,959	71,679
5.50% 11/1/35	102,066	113,160
5.50% 1/1/37	46,602	51,717
5.50% 5/1/37	62,861	69,891
5.50% 7/1/37	28,658	32,034
5.50% 1/1/38	268,377	299,426
5.50% 2/1/38	62,795	69,971
5.50% 5/1/38	508,459	566,673
5.50% 6/1/38	17,405	19,399
5.50% 8/1/38	64,395	72,174
5.50% 12/1/38	80,186	89,441
5.50% 8/1/39	111,952	124,841
5.50% 12/1/39	538,362	594,163
5.50% 3/1/40	336,514	372,331

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 4/1/40	775,886	$858,914
5.50% 5/1/40	239,027	266,306
5.50% 6/1/41	62,260	69,394
6.00% 11/1/28	13,291	15,122
6.00% 7/1/33	13,021	14,755
6.00% 8/1/36	16,193	18,308
6.00% 11/1/36	34,691	39,164
6.00% 4/1/37	554	623
6.00% 5/1/37	94,150	106,543
6.00% 8/1/37	218,332	247,285
6.00% 9/1/37	110,262	125,043
6.00% 10/1/37	16,973	19,093
6.00% 11/1/37	160,910	182,362
6.00% 12/1/37	13,523	15,213
6.00% 1/1/38	128,916	145,329
6.00% 4/1/38	12,716	14,346
6.00% 6/1/38	22,083	25,018
6.00% 7/1/38	29,262	32,993
6.00% 8/1/38	55,020	61,998
6.00% 9/1/38	23,169	26,122
6.00% 10/1/38	70,632	79,501
6.00% 11/1/38	20,508	23,070
6.00% 3/1/39	30,097	33,952
6.00% 5/1/40	773,157	876,326
6.00% 7/1/40	1,019,468	1,156,935
6.50% 11/1/36	139,062	155,540
6.50% 8/1/37	79,119	88,154
6.50% 10/1/37	20,045	22,219
6.50% 6/1/38	41,918	46,464
6.50% 4/1/39	83,901	93,157
Freddie Mac S.F. 30 yr TBA 3.50% 10/1/47	5,400,000	5,569,385
GNMA I S.F. 30 yr
3.00% 9/15/42	1,307,423	1,329,333
3.00% 11/15/42	1,270,770	1,292,066
3.00% 12/15/42	354,890	360,837
3.00% 2/15/45	815,663	828,788
3.50% 10/15/40	227,489	236,951
3.50% 1/15/41	78,964	82,249
3.50% 7/15/41	74,903	78,174
3.50% 10/15/41	566,649	591,387
3.50% 3/15/42	39,164	40,868
3.50% 6/15/42	2,218,410	2,314,362
3.50% 10/15/42	225,816	235,561
4.00% 6/15/39	79,187	83,546
4.00% 4/15/40	1,911,302	2,016,512
4.00% 8/15/40	448,836	475,539
4.00% 10/15/40	567,549	602,065
4.00% 12/15/40	888,579	949,787
4.00% 1/15/41	853,765	912,358
4.00% 9/15/41	332,601	352,460
4.50% 2/15/39	130,924	140,132

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 3/15/39	881,584	$944,484
4.50% 4/15/39	96,924	103,929
4.50% 5/15/39	82,847	90,530
4.50% 6/15/39	165,973	179,716
4.50% 7/15/39	321,335	344,577
4.50% 8/15/39	51,472	55,278
4.50% 9/15/39	283,798	304,311
4.50% 10/15/39	941,589	1,026,376
4.50% 11/15/39	387,635	417,423
4.50% 12/15/39	223,418	239,860
4.50% 1/15/40	813,859	878,728
4.50% 4/15/40	166,162	178,899
4.50% 5/15/40	240,117	260,985
4.50% 6/15/40	649,055	702,233
4.50% 8/15/40	247,805	266,257
4.50% 9/15/40	143,117	154,914
4.50% 1/15/41	464,586	507,204
4.50% 2/15/41	1,843,032	2,002,346
4.50% 3/15/41	196,422	211,766
4.50% 6/15/41	189,532	204,338
4.50% 7/15/41	24,216	26,054
5.00% 3/15/35	59,690	66,181
5.00% 3/15/38	19,463	21,423
5.00% 4/15/38	15,641	17,096
5.00% 5/15/38	2,764	3,044
5.00% 8/15/38	2,604	2,845
5.00% 1/15/39	175,420	193,115
5.00% 4/15/39	210,937	232,394
5.00% 5/15/39	825,110	910,295
5.00% 6/15/39	725,814	805,565
5.00% 9/15/39	1,560,426	1,710,783
5.00% 10/15/39	150,968	166,919
5.00% 11/15/39	387,557	430,062
5.00% 1/15/40	973,837	1,079,802
5.00% 2/15/40	514,976	572,454
5.00% 4/15/40	354,224	388,911
5.00% 7/15/40	356,750	392,683
5.50% 10/15/33	189,440	213,688
5.50% 4/15/37	45,285	50,996
5.50% 7/15/37	19,797	22,196
5.50% 1/15/38	144,489	161,030
5.50% 2/15/38	206,527	232,048
5.50% 7/15/38	83,577	93,809
5.50% 8/15/38	25,091	27,992
5.50% 9/15/38	405,337	455,446
5.50% 12/15/38	280,129	314,801
5.50% 1/15/39	170,782	190,422
5.50% 5/15/39	208,895	234,690
5.50% 7/15/39	4,347	4,843
5.50% 10/15/39	216,910	241,989
5.50% 12/15/39	63,270	70,586
5.50% 4/15/40	386,899	434,471

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 2/15/41	54,887	$61,234
6.00% 5/15/37	1,595	1,798
6.00% 1/15/38	87,309	98,410
6.00% 3/15/38	3,600	4,127
6.00% 5/15/38	148,571	167,463
6.00% 7/15/38	102,362	115,379
6.00% 8/15/38	57,220	64,495
6.00% 10/15/38	44,056	49,662
6.00% 11/15/38	55,280	62,309
6.00% 12/15/38	119,383	134,563
6.00% 1/15/39	32,281	36,408
6.00% 5/15/39	2,424	2,732
6.00% 6/15/39	6,001	6,764
6.00% 8/15/39	7,873	8,874
6.00% 10/15/39	9,300	10,544
6.00% 6/15/40	7,236	8,156
6.00% 12/15/40	541,515	610,370
6.50% 3/15/38	2,174	2,399
6.50% 5/15/38	12,621	13,929
6.50% 7/15/38	69,291	76,929
6.50% 9/15/38	5,454	6,019
6.50% 10/15/38	16,187	17,930
6.50% 2/15/39	104,042	115,494
6.50% 8/15/39	16,580	18,546
GNMA II S.F. 30 yr
3.00% 9/20/42	2,004,352	2,044,637
3.00% 11/20/42	1,015,899	1,036,946
3.00% 12/20/42	1,597,955	1,631,554
3.00% 1/20/43	1,568,441	1,601,906
3.00% 2/20/43	2,249,420	2,288,649
3.00% 3/20/43	3,593,579	3,661,939
3.00% 6/20/43	1,402,460	1,432,819
3.00% 9/20/43	2,457,846	2,511,053
3.00% 12/20/44	2,081,938	2,114,619
3.00% 3/20/45	2,187,309	2,220,275
3.00% 4/20/45	1,810,612	1,837,901
3.00% 6/20/45	2,917,850	2,961,827
3.00% 8/20/45	3,332,291	3,382,513
3.00% 12/20/45	774,764	786,441
3.00% 5/20/46	3,387,732	3,438,790
3.00% 9/20/46	3,892,981	3,951,654
3.00% 10/20/46	3,964,507	4,024,258
3.00% 11/20/46	3,213,594	3,262,027
3.00% 12/20/46	7,577,396	7,691,599
3.00% 1/20/47	6,935,390	7,039,917
3.00% 2/20/47	1,925,262	1,954,278
3.00% 6/20/47	2,477,998	2,515,345
3.00% 7/20/47	994,840	1,009,834
3.50% 4/20/42	716,371	748,734
3.50% 6/20/42	2,154,138	2,253,432
3.50% 10/20/42	864,318	903,367
3.50% 12/20/42	1,782,400	1,862,928

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 2/20/43	2,972,149	$3,106,433
3.50% 3/20/43	2,344,351	2,455,093
3.50% 5/20/43	2,172,423	2,270,576
3.50% 9/20/43	2,649,125	2,768,827
3.50% 1/20/44	2,943,801	3,076,826
3.50% 10/20/44	2,420,335	2,521,630
3.50% 12/20/44	1,755,145	1,827,428
3.50% 3/20/45	1,612,428	1,678,836
3.50% 4/20/45	8,115,113	8,455,743
3.50% 6/20/45	3,188,135	3,319,442
3.50% 10/20/45	3,241,905	3,375,432
3.50% 11/20/45	2,082,261	2,168,026
3.50% 12/20/45	711,266	740,507
3.50% 3/20/46	2,919,354	3,038,925
3.50% 5/20/46	5,569,706	5,796,974
3.50% 6/20/46	7,013,848	7,299,600
3.50% 7/20/46	3,513,976	3,657,139
3.50% 10/20/46	6,312,734	6,569,921
3.50% 1/20/47	2,549,000	2,652,848
3.50% 6/20/47	3,964,703	4,126,229
3.50% 7/20/47	3,482,759	3,624,650
3.50% 9/20/47	4,000,000	4,162,964
4.00% 8/20/40	486,534	520,298
4.00% 10/20/41	91,357	96,878
4.00% 11/20/41	1,568,083	1,662,837
4.00% 12/20/41	622,968	660,620
4.00% 5/20/42	1,419,499	1,505,469
4.00% 7/20/42	901,325	956,077
4.00% 8/20/42	670,486	711,191
4.00% 8/20/43	1,145,510	1,213,574
4.00% 3/20/44	1,683,408	1,786,530
4.00% 8/20/44	2,250,361	2,387,359
4.00% 10/20/44	654,610	694,362
4.00% 12/20/44	2,282,096	2,416,275
4.00% 1/20/45	471,472	499,193
4.00% 2/20/45	1,211,407	1,282,633
4.00% 8/20/45	1,044,676	1,106,044
4.00% 9/20/45	1,500,940	1,589,112
4.00% 10/20/45	2,185,389	2,313,770
4.00% 11/20/45	1,387,938	1,471,809
4.00% 1/20/46	300,097	317,606
4.00% 6/20/46	1,381,041	1,458,114
4.00% 1/20/47	1,314,121	1,385,967
4.00% 4/20/47	2,916,043	3,080,270
4.50% 7/20/41	2,202,119	2,367,594
4.50% 12/20/43	1,429,417	1,525,985
4.50% 1/20/44	1,222,618	1,305,215
4.50% 3/20/44	924,559	996,997
4.50% 4/20/45	768,154	820,049
4.50% 4/20/47	1,048,703	1,119,551
5.00% 4/20/43	1,059,972	1,152,341

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA
3.00% 10/1/47	3,800,000	$3,852,844
3.50% 10/1/47	6,700,000	6,963,813
4.00% 10/1/47	8,900,000	9,372,464
4.50% 10/1/47	1,000,000	1,065,937

Total Agency Mortgage-Backed Securities (Cost $842,767,262)		848,025,106

AGENCY OBLIGATIONS–1.72%
Federal Home Loan Banks
0.875% 8/5/19	2,000,000	1,976,698
1.125% 7/14/21	2,000,000	1,954,816
1.25% 1/16/19	7,000,000	6,983,830
1.375% 3/18/19	2,000,000	1,997,642
1.83% 7/29/20	1,000,000	1,003,417
4.125% 3/13/20	400,000	424,087
5.375% 5/15/19	1,000,000	1,061,828
5.50% 7/15/36	300,000	406,765
Federal Home Loan Mortgage
1.25% 8/1/19	500,000	497,715
1.25% 10/2/19	1,000,000	994,565
1.30% 8/28/19	2,000,000	1,988,430
1.33% 12/30/20	1,000,000	978,276
1.375% 5/1/20	2,600,000	2,586,784
1.625% 9/29/20	650,000	648,623
1.75% 5/30/19	500,000	502,255
2.00% 7/30/19	100,000	100,811
2.375% 1/13/22	4,500,000	4,582,633
3.75% 3/27/19	700,000	723,263
6.25% 7/15/32	750,000	1,056,185
6.75% 9/15/29	100,000	140,601
6.75% 3/15/31	300,000	431,283
Federal National Mortgage Association
1.00% 8/28/19	7,000,000	6,932,716
1.00% 10/24/19	1,000,000	988,760
1.25% 2/26/19	2,000,000	1,992,446
1.75% 9/12/19	1,000,000	1,004,431
2.125% 4/24/26	1,765,000	1,725,169
2.625% 9/6/24	2,085,000	2,134,950
5.625% 7/15/37	100,000	138,535
6.25% 5/15/29	500,000	674,211
6.625% 11/15/30	300,000	425,226
7.125% 1/15/30	500,000	726,377
7.25% 5/15/30	500,000	738,741
Tennessee Valley Authority
3.875% 2/15/21	400,000	426,665
4.625% 9/15/60	150,000	182,363
4.65% 6/15/35	500,000	601,689
4.70% 7/15/33	200,000	240,048
5.25% 9/15/39	1,025,000	1,346,989
5.375% 4/1/56	200,000	273,196
5.88% 4/1/36	75,000	103,813

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
6.15% 1/15/38	100,000	$143,834
7.125% 5/1/30	100,000	145,261

Total Agency Obligations (Cost $50,726,886)		51,985,927

CORPORATE BONDS–26.80%
Aerospace & Defense–0.39%
Boeing
1.65% 10/30/20	100,000	99,458
1.875% 6/15/23	250,000	244,168
2.60% 10/30/25	100,000	99,189
4.875% 2/15/20	200,000	214,379
6.00% 3/15/19	100,000	106,151
6.125% 2/15/33	50,000	65,878
6.875% 3/15/39	100,000	145,271
Boeing Capital 4.70% 10/27/19	300,000	317,789
Embraer Netherlands Finance 5.40% 2/1/27	330,000	357,803
General Dynamics
1.875% 8/15/23	150,000	146,219
2.125% 8/15/26	150,000	140,890
2.25% 11/15/22	250,000	250,396
2.375% 11/15/24	100,000	98,401
2.625% 11/15/27	100,000	96,904
Hexcel
3.95% 2/15/27	50,000	51,106
4.70% 8/15/25	50,000	53,949
L3 Technologies
3.85% 12/15/26	75,000	77,962
3.95% 5/28/24	154,000	161,072
4.75% 7/15/20	100,000	106,912
4.95% 2/15/21	100,000	107,325
Lockheed Martin
1.85% 11/23/18	90,000	90,101
2.50% 11/23/20	150,000	152,429
2.90% 3/1/25	300,000	298,999
3.10% 1/15/23	50,000	51,560
3.35% 9/15/21	100,000	104,059
3.55% 1/15/26	250,000	258,487
3.60% 3/1/35	150,000	148,326
3.80% 3/1/45	500,000	489,899
4.07% 12/15/42	279,000	284,732
4.25% 11/15/19	200,000	209,898
4.50% 5/15/36	40,000	43,866
4.70% 5/15/46	109,000	122,417
Northrop Grumman
3.20% 2/1/27	100,000	100,819
3.25% 8/1/23	350,000	361,216
3.50% 3/15/21	100,000	104,107
5.05% 11/15/40	100,000	112,923
Northrop Grumman Systems 7.75% 2/15/31	150,000	211,979

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Precision Castparts
2.50% 1/15/23	200,000	$200,629
3.25% 6/15/25	100,000	102,187
3.90% 1/15/43	50,000	50,964
4.375% 6/15/45	100,000	110,175
Raytheon
2.50% 12/15/22	125,000	125,944
3.125% 10/15/20	200,000	206,849
4.40% 2/15/20	100,000	105,729
4.70% 12/15/41	200,000	231,049
7.20% 8/15/27	100,000	134,782
Rockwell Collins
1.95% 7/15/19	40,000	40,017
2.80% 3/15/22	150,000	151,761
3.20% 3/15/24	150,000	152,992
3.50% 3/15/27	107,000	109,307
3.70% 12/15/23	150,000	157,434
4.35% 4/15/47	70,000	72,809
4.80% 12/15/43	100,000	109,691
5.25% 7/15/19	50,000	52,826
Spirit AeroSystems 3.85% 6/15/26	75,000	75,763
Textron
3.375% 3/1/28	50,000	49,751
3.65% 3/15/27	50,000	50,583
3.875% 3/1/25	170,000	176,324
United Technologies
1.50% 11/1/19	150,000	149,286
1.90% 5/4/20	150,000	149,572
1.95% 11/1/21	150,000	147,885
2.30% 5/4/22	150,000	149,150
2.65% 11/1/26	85,000	82,142
2.80% 5/4/24	100,000	100,177
3.10% 6/1/22	409,000	419,691
3.125% 5/4/27	350,000	349,068
3.75% 11/1/46	100,000	96,686
4.05% 5/4/47	50,000	50,812
4.15% 5/15/45	250,000	258,040
4.50% 4/15/20	210,000	223,010
4.50% 6/1/42	400,000	430,852
5.40% 5/1/35	200,000	235,585
6.05% 6/1/36	150,000	190,307
6.125% 7/15/38	200,000	257,571

		11,844,439

Air Freight & Logistics–0.12%
FedEx
2.625% 8/1/22	55,000	55,624
3.20% 2/1/25	200,000	203,977
3.25% 4/1/26	150,000	152,260
3.30% 3/15/27	100,000	100,826
3.875% 8/1/42	100,000	95,865

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx (continued)
4.00% 1/15/24	120,000	$128,970
4.10% 4/15/43	100,000	100,156
4.10% 2/1/45	200,000	198,360
4.40% 1/15/47	100,000	104,383
4.55% 4/1/46	150,000	160,408
4.75% 11/15/45	350,000	382,685
4.90% 1/15/34	60,000	67,572
8.00% 1/15/19	100,000	107,768
United Parcel Service
2.35% 5/16/22	250,000	252,142
2.40% 11/15/26	150,000	145,111
2.45% 10/1/22	125,000	126,295
3.125% 1/15/21	350,000	362,809
3.40% 11/15/46	150,000	142,301
3.625% 10/1/42	75,000	74,480
4.875% 11/15/40	55,000	64,651
5.125% 4/1/19	200,000	210,094
6.20% 1/15/38	255,000	345,707

		3,582,444

Airlines–0.08%
American Airlines Pass Through Trust
◆Series 2013-2 Class A 4.95% 1/15/23	291,792	313,335
◆Series 2015-1 Class A 3.375% 5/1/27	90,393	91,296
◆Series 2016-2 Class AA 3.20% 6/15/28	487,000	488,826
◆Series 2016-3 Class AA 3.00% 10/15/28	60,000	59,700
◆Series 2017-1 Class AA 3.65% 2/15/29	100,000	103,200
◆Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	200,781	211,322
Delta Air Lines
2.875% 3/13/20	65,000	65,770
3.625% 3/15/22	100,000	102,883
Southwest Airlines
2.65% 11/5/20	100,000	101,409
2.75% 11/6/19	50,000	50,692
3.00% 11/15/26	100,000	97,866
◆Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	23,244	24,464
United Airlines Pass Through Trust
◆Series 2014-2 Class A 3.75% 9/3/26	177,060	183,886
◆Series 2015-1 Class AA 3.45% 12/1/27	166,539	171,043
◆Series 2016-1 Class A 3.45% 7/7/28	95,000	96,544
◆Series 2016-1 Class AA 3.10% 7/7/28	100,000	100,192
US Airways Pass Through Trust
◆Series 2012-2 Class A 4.625% 6/3/25	73,826	79,179
◆Series 2013-1 Class A 3.95% 11/15/25	80,555	84,083

		2,425,690

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.03%
Delphi Automotive
3.15% 11/19/20	50,000	$51,195
4.25% 1/15/26	100,000	106,638
Harman International Industries 4.15% 5/15/25	100,000	103,844
Lear
3.80% 9/15/27	100,000	99,825
5.25% 1/15/25	225,000	240,636
Magna International 3.625% 6/15/24	200,000	206,660

		808,798

Automobiles–0.45%
American Honda Finance
1.20% 7/12/19	150,000	148,679
1.50% 11/19/18	250,000	249,625
1.65% 7/12/21	200,000	195,844
1.70% 2/22/19	50,000	49,990
1.95% 7/20/20	45,000	44,942
2.00% 2/14/20	150,000	150,383
2.125% 10/10/18	200,000	201,200
2.45% 9/24/20	150,000	151,996
2.90% 2/16/24	100,000	101,227
Daimler Finance North America 8.50% 1/18/31	200,000	299,753
Ford Motor
4.346% 12/8/26	500,000	520,749
4.75% 1/15/43	400,000	393,593
5.291% 12/8/46	300,000	314,196
7.45% 7/16/31	650,000	843,770
Ford Motor Credit
2.021% 5/3/19	200,000	199,960
2.375% 3/12/19	200,000	201,063
2.425% 6/12/20	200,000	200,150
2.459% 3/27/20	200,000	200,277
2.551% 10/5/18	200,000	201,342
3.096% 5/4/23	200,000	198,491
3.157% 8/4/20	300,000	306,324
3.20% 1/15/21	300,000	306,278
3.336% 3/18/21	200,000	204,709
3.664% 9/8/24	250,000	251,224
3.81% 1/9/24	200,000	204,248
4.134% 8/4/25	300,000	308,690
5.75% 2/1/21	200,000	219,485
5.875% 8/2/21	750,000	834,952
General Motors
4.20% 10/1/27	200,000	203,319
5.15% 4/1/38	125,000	128,563
5.40% 4/1/48	200,000	208,112
6.25% 10/2/43	350,000	401,360
6.60% 4/1/36	305,000	363,322
6.75% 4/1/46	75,000	90,658

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
General Motors Financial
2.35% 10/4/19	250,000	$250,958
2.40% 5/9/19	125,000	125,599
2.65% 4/13/20	125,000	126,014
3.10% 1/15/19	200,000	202,885
3.15% 1/15/20	800,000	814,412
3.15% 6/30/22	115,000	116,042
3.20% 7/13/20	200,000	204,953
3.20% 7/6/21	200,000	203,691
3.45% 1/14/22	250,000	255,594
3.70% 11/24/20	250,000	259,007
3.70% 5/9/23	140,000	142,846
3.95% 4/13/24	150,000	153,846
4.00% 1/15/25	600,000	612,853
4.00% 10/6/26	250,000	250,911
4.20% 3/1/21	250,000	262,246
4.30% 7/13/25	100,000	103,414
4.35% 1/17/27	180,000	185,312
5.25% 3/1/26	200,000	217,474
Harley-Davidson
3.50% 7/28/25	50,000	51,400
4.625% 7/28/45	50,000	53,037

		13,490,968

Banks–4.32%
Australia & New Zealand Banking Group
1.60% 7/15/19	250,000	248,556
2.05% 9/23/19	250,000	250,410
2.30% 6/1/21	250,000	249,251
2.55% 11/23/21	250,000	250,284
2.625% 5/19/22	250,000	250,478
2.70% 11/16/20	250,000	254,000
3.70% 11/16/25	250,000	265,052
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	204,099
Banco Santander
3.50% 4/11/22	200,000	205,036
4.25% 4/11/27	200,000	207,980
Bancolombia 5.95% 6/3/21	200,000	221,540
Bank of America 2.25% 4/21/20	250,000	250,711
µ2.328% 10/1/21	350,000	349,520
µ2.369% 7/21/21	500,000	500,374
2.503% 10/21/22	500,000	495,874
2.60% 1/15/19	543,000	547,561
2.625% 10/19/20	200,000	202,285
2.625% 4/19/21	350,000	352,703
µ2.816% 7/21/23	350,000	350,494
µ3.093% 10/1/25	550,000	550,191
µ3.124% 1/20/23	250,000	254,704
3.248% 10/21/27	500,000	490,606

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
3.30% 1/11/23	1,000,000	$1,025,193
3.50% 4/19/26	350,000	356,491
µ3.593% 7/21/28	350,000	353,834
µ3.824% 1/20/28	250,000	257,352
3.875% 8/1/25	400,000	419,431
3.95% 4/21/25	250,000	257,532
4.00% 4/1/24	475,000	502,246
4.10% 7/24/23	1,350,000	1,439,359
4.183% 11/25/27	250,000	259,611
4.25% 10/22/26	1,133,000	1,186,663
µ4.443% 1/20/48	200,000	217,121
4.45% 3/3/26	430,000	455,411
5.00% 5/13/21	350,000	381,150
5.00% 1/21/44	650,000	756,351
5.625% 7/1/20	250,000	272,390
5.875% 1/5/21	250,000	277,071
5.875% 2/7/42	218,000	280,436
6.11% 1/29/37	200,000	250,832
6.875% 11/15/18	300,000	316,271
7.625% 6/1/19	300,000	327,522
7.75% 5/14/38	200,000	294,723
Bank of America North America
2.05% 12/7/18	750,000	752,624
6.00% 10/15/36	400,000	510,906
Bank of Montreal
1.50% 7/18/19	190,000	188,844
1.75% 9/11/19	150,000	149,608
1.90% 8/27/21	250,000	246,730
2.10% 12/12/19	100,000	100,391
2.10% 6/15/20	350,000	350,539
2.35% 9/11/22	150,000	148,596
2.55% 11/6/22	300,000	300,568
Bank of Nova Scotia
1.65% 6/14/19	500,000	498,772
1.85% 4/14/20	500,000	498,217
1.875% 4/26/21	300,000	296,475
1.95% 1/15/19	350,000	351,223
2.15% 7/14/20	250,000	250,780
2.35% 10/21/20	150,000	151,122
2.45% 3/22/21	150,000	150,996
2.45% 9/19/22	150,000	149,325
2.80% 7/21/21	550,000	560,541
4.50% 12/16/25	150,000	158,346
Bank One 8.00% 4/29/27	100,000	133,427
Barclays
2.75% 11/8/19	1,000,000	1,011,300
2.875% 6/8/20	500,000	505,685
3.20% 8/10/21	250,000	253,930
3.25% 1/12/21	200,000	203,879
3.684% 1/10/23	200,000	205,317

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Barclays (continued)
4.337% 1/10/28	200,000	$206,892
4.375% 1/12/26	200,000	209,087
4.836% 5/9/28	200,000	207,424
4.95% 1/10/47	200,000	219,449
5.20% 5/12/26	500,000	534,581
5.25% 8/17/45	200,000	228,550
Barclays Bank 5.14% 10/14/20	200,000	214,065
BB&T
2.05% 5/10/21	250,000	249,119
2.45% 1/15/20	700,000	707,660
BNP Paribas
3.25% 3/3/23	500,000	515,610
4.25% 10/15/24	200,000	209,265
5.00% 1/15/21	300,000	325,622
BPCE
2.25% 1/27/20	550,000	551,858
2.50% 12/10/18	250,000	252,094
2.50% 7/15/19	250,000	252,664
3.375% 12/2/26	250,000	255,153
Branch Banking & Trust
2.10% 1/15/20	250,000	251,084
2.30% 10/15/18	250,000	251,420
2.625% 1/15/22	250,000	254,021
3.625% 9/16/25	250,000	260,309
Canadian Imperial Bank of Commerce
1.60% 9/6/19	200,000	198,911
2.10% 10/5/20	250,000	250,122
Capital One Financial 4.75% 7/15/21	100,000	108,144
Citibank
1.85% 9/18/19	250,000	249,991
2.10% 6/12/20	1,000,000	1,002,086
Citigroup
2.05% 12/7/18	1,150,000	1,151,994
2.05% 6/7/19	250,000	250,295
2.35% 8/2/21	350,000	347,809
2.40% 2/18/20	750,000	756,022
2.50% 7/29/19	500,000	504,411
2.65% 10/26/20	350,000	353,856
2.70% 3/30/21	300,000	303,496
µ2.876% 7/24/23	200,000	200,478
2.90% 12/8/21	700,000	709,306
3.20% 10/21/26	300,000	295,606
3.40% 5/1/26	550,000	552,207
µ3.668% 7/24/28	200,000	202,207
3.70% 1/12/26	400,000	410,836
3.75% 6/16/24	400,000	417,656
3.875% 10/25/23	350,000	366,733
4.05% 7/30/22	107,000	112,131
4.125% 7/25/28	380,000	391,849
4.30% 11/20/26	400,000	417,418
4.45% 9/29/27	600,000	634,090

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
4.50% 1/14/22	730,000	$786,063
4.60% 3/9/26	105,000	111,983
4.65% 7/30/45	250,000	277,887
4.75% 5/18/46	150,000	163,948
5.30% 5/6/44	167,000	196,075
5.50% 9/13/25	200,000	224,839
5.875% 2/22/33	200,000	238,376
5.875% 1/30/42	150,000	191,842
6.00% 10/31/33	100,000	121,602
6.625% 6/15/32	100,000	127,634
6.675% 9/13/43	150,000	203,938
8.125% 7/15/39	350,000	555,335
Citizens Bank
2.20% 5/26/20	250,000	250,121
2.55% 5/13/21	250,000	251,257
2.65% 5/26/22	250,000	250,331
Citizens Financial Group
2.375% 7/28/21	30,000	29,837
4.30% 12/3/25	150,000	157,287
Columbia Pipeline Group
4.50% 6/1/25	250,000	267,503
5.80% 6/1/45	100,000	120,499
Comerica 2.125% 5/23/19	50,000	49,967
Comerica Bank 4.00% 7/27/25	250,000	258,607
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	249,777
2.05% 3/15/19	250,000	250,814
2.25% 3/13/19	250,000	251,582
2.30% 9/6/19	250,000	252,032
2.55% 3/15/21	250,000	251,789
Compass Bank
2.875% 6/29/22	250,000	249,087
3.875% 4/10/25	250,000	249,879
Cooperatieve Rabobank
1.375% 8/9/19	400,000	396,744
2.25% 1/14/19	300,000	302,208
2.50% 1/19/21	250,000	252,699
3.375% 5/21/25	500,000	514,346
3.75% 7/21/26	250,000	254,109
3.875% 2/8/22	250,000	265,190
3.95% 11/9/22	250,000	262,674
4.50% 1/11/21	550,000	589,541
4.625% 12/1/23	350,000	376,611
5.25% 5/24/41	150,000	184,010
5.25% 8/4/45	250,000	298,563
Fifth Third Bancorp
2.875% 7/27/20	500,000	509,828
3.50% 3/15/22	200,000	207,851
4.30% 1/16/24	250,000	265,177
8.25% 3/1/38	100,000	152,489

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank
2.25% 6/14/21	500,000	$500,276
2.30% 3/15/19	200,000	201,460
First Republic Bank 4.625% 2/13/47	250,000	258,900
HSBC Bank USA
5.625% 8/15/35	500,000	612,297
5.875% 11/1/34	100,000	124,893
7.00% 1/15/39	100,000	143,236
HSBC Finance 6.676% 1/15/21	94,000	106,407
HSBC Holdings
2.65% 1/5/22	250,000	251,070
2.95% 5/25/21	500,000	508,043
µ3.262% 3/13/23	200,000	204,261
3.40% 3/8/21	250,000	257,909
3.60% 5/25/23	500,000	520,722
3.90% 5/25/26	1,095,000	1,147,277
4.00% 3/30/22	500,000	528,837
µ4.041% 3/13/28	200,000	209,061
4.25% 3/14/24	300,000	314,075
4.30% 3/8/26	250,000	268,903
4.375% 11/23/26	375,000	391,663
5.10% 4/5/21	300,000	326,271
6.10% 1/14/42	200,000	267,141
6.50% 5/2/36	200,000	261,394
6.50% 9/15/37	200,000	266,374
6.80% 6/1/38	200,000	273,403
HSBC USA
2.25% 6/23/19	300,000	301,878
2.75% 8/7/20	100,000	101,839
3.50% 6/23/24	800,000	825,032
5.00% 9/27/20	300,000	322,818
Huntington Bancshares 2.30% 1/14/22	100,000	99,144
Huntington National Bank
2.20% 11/6/18	250,000	250,857
2.40% 4/1/20	250,000	251,342
2.875% 8/20/20	250,000	254,645
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	508,067
Intesa Sanpaolo 3.875% 1/15/19	600,000	612,694
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	500,560
2.40% 6/7/21	350,000	351,373
2.55% 10/29/20	275,000	278,234
2.55% 3/1/21	500,000	505,240
2.70% 5/18/23	250,000	250,261
2.75% 6/23/20	800,000	815,404
µ2.776% 4/25/23	113,000	113,686
2.95% 10/1/26	500,000	489,926
2.972% 1/15/23	650,000	660,570
3.20% 1/25/23	1,000,000	1,026,329
3.20% 6/15/26	450,000	447,201

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
µ3.22% 3/1/25	270,000	$274,577
3.25% 9/23/22	550,000	568,992
3.30% 4/1/26	500,000	502,020
3.375% 5/1/23	200,000	204,426
µ3.54% 5/1/28	150,000	151,550
3.625% 5/13/24	250,000	260,954
3.625% 12/1/27	260,000	261,290
3.875% 2/1/24	750,000	794,469
4.125% 12/15/26	1,000,000	1,044,678
4.25% 10/15/20	750,000	794,395
µ4.26% 2/22/48	1,000,000	1,052,067
4.35% 8/15/21	600,000	643,175
4.40% 7/22/20	700,000	743,738
4.95% 6/1/45	500,000	570,665
5.40% 1/6/42	200,000	242,878
5.50% 10/15/40	100,000	122,278
5.60% 7/15/41	500,000	621,172
6.30% 4/23/19	200,000	213,463
6.40% 5/15/38	450,000	600,700
JPMorgan Chase Bank 1.65% 9/23/19	250,000	249,154
KeyBank
1.60% 8/22/19	250,000	248,728
2.30% 9/14/22	250,000	247,765
2.35% 3/8/19	250,000	252,094
2.40% 6/9/22	250,000	249,009
2.50% 11/22/21	250,000	251,868
3.18% 5/22/22	300,000	305,784
KeyCorp
2.90% 9/15/20	195,000	199,268
5.10% 3/24/21	300,000	327,219
Korea Development Bank
1.375% 9/12/19	500,000	491,630
2.625% 2/27/22	300,000	298,209
2.75% 3/19/23	200,000	199,098
3.00% 3/17/19	500,000	505,509
Lloyds Bank
2.70% 8/17/20	200,000	203,347
6.375% 1/21/21	300,000	337,558
Lloyds Banking Group
3.00% 1/11/22	200,000	201,857
3.10% 7/6/21	200,000	203,540
3.75% 1/11/27	235,000	239,565
4.582% 12/10/25	300,000	315,767
4.65% 3/24/26	200,000	211,831
Manufacturers & Traders Trust
2.05% 8/17/20	250,000	249,712
2.25% 7/25/19	350,000	351,861
2.30% 1/30/19	250,000	251,369
Mizuho Financial Group
2.273% 9/13/21	300,000	295,630

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group (continued)
2.601% 9/11/22	200,000	$198,494
2.953% 2/28/22	200,000	201,733
3.17% 9/11/27	200,000	195,988
3.663% 2/28/27	200,000	205,630
MUFG Americas Holdings
2.25% 2/10/20	100,000	100,218
3.00% 2/10/25	150,000	147,994
National Australia Bank
1.375% 7/12/19	250,000	248,238
1.875% 7/12/21	250,000	245,434
2.125% 5/22/20	250,000	250,145
2.25% 1/10/20	250,000	251,211
2.50% 5/22/22	250,000	249,807
2.50% 7/12/26	250,000	237,701
2.625% 7/23/20	250,000	253,413
2.80% 1/10/22	250,000	252,959
3.00% 1/20/23	500,000	508,699
National Bank of Canada
2.10% 12/14/18	250,000	250,632
2.15% 6/12/20	250,000	250,013
National City 6.875% 5/15/19	100,000	107,652
People’s United Financial 3.65% 12/6/22	150,000	154,625
PNC Bank
1.45% 7/29/19	250,000	248,421
1.70% 12/7/18	250,000	249,760
1.80% 11/5/18	250,000	250,281
1.95% 3/4/19	250,000	250,717
2.00% 5/19/20	250,000	249,928
2.15% 4/29/21	250,000	249,106
2.30% 6/1/20	250,000	252,024
2.45% 11/5/20	250,000	252,522
2.45% 7/28/22	250,000	250,411
2.60% 7/21/20	250,000	253,899
2.625% 2/17/22	250,000	252,922
2.70% 11/1/22	250,000	252,019
3.25% 6/1/25	250,000	255,467
4.20% 11/1/25	500,000	536,841
PNC Financial Services Group
3.15% 5/19/27	250,000	250,152
3.30% 3/8/22	300,000	311,012
5.125% 2/8/20	100,000	107,046
6.70% 6/10/19	150,000	161,862
Regions Financial
2.75% 8/14/22	200,000	199,882
3.20% 2/8/21	100,000	102,271
Royal Bank of Canada
1.50% 7/29/19	250,000	248,621
1.625% 4/15/19	500,000	498,566
2.00% 12/10/18	500,000	501,512

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
2.15% 3/15/19	200,000	$201,128
2.15% 3/6/20	250,000	250,894
2.20% 9/23/19	550,000	553,035
2.30% 3/22/21	900,000	903,538
2.35% 10/30/20	600,000	604,704
Royal Bank of Scotland Group
µ3.498% 5/15/23	400,000	402,882
4.80% 4/5/26	700,000	750,428
Santander Holdings USA
2.65% 4/17/20	300,000	301,552
2.70% 5/24/19	200,000	201,654
#144A 3.70% 3/28/22	190,000	193,776
#144A 4.40% 7/13/27	70,000	71,716
4.50% 7/17/25	250,000	260,891
Santander Issuances
5.179% 11/19/25	200,000	215,644
Santander UK
2.35% 9/10/19	335,000	337,397
2.50% 3/14/19	150,000	151,395
Santander UK Group Holdings
2.875% 10/16/20	100,000	101,501
2.875% 8/5/21	250,000	251,429
Skandinaviska Enskilda Banken
2.30% 3/11/20	250,000	251,483
2.625% 3/15/21	250,000	252,408
2.80% 3/11/22	250,000	254,124
Sumitomo Mitsui Banking
1.966% 1/11/19	250,000	250,301
2.05% 1/18/19	250,000	250,921
2.45% 1/10/19	300,000	302,151
2.45% 1/16/20	600,000	604,860
2.65% 7/23/20	400,000	404,313
3.20% 7/18/22	250,000	255,517
Sumitomo Mitsui Financial Group
2.784% 7/12/22	200,000	200,909
2.846% 1/11/22	250,000	252,484
2.934% 3/9/21	200,000	203,382
3.01% 10/19/26	500,000	489,030
3.364% 7/12/27	200,000	201,230
3.446% 1/11/27	250,000	253,074
3.784% 3/9/26	200,000	208,024
SunTrust Bank/Atlanta
2.45% 8/1/22	150,000	149,863
3.30% 5/15/26	200,000	198,035
SunTrust Banks
2.50% 5/1/19	450,000	454,006
2.70% 1/27/22	150,000	151,348
2.90% 3/3/21	100,000	101,800
SVB Financial Group 5.375% 9/15/20	150,000	162,977
Svenska Handelsbanken
1.50% 9/6/19	250,000	248,332

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Svenska Handelsbanken (continued)
1.875% 9/7/21	250,000	$246,286
2.40% 10/1/20	400,000	403,941
2.45% 3/30/21	250,000	251,901
2.50% 1/25/19	250,000	252,305
Toronto-Dominion Bank
1.45% 8/13/19	150,000	149,015
1.80% 7/13/21	150,000	147,816
1.85% 9/11/20	165,000	164,421
1.95% 1/22/19	550,000	551,394
2.125% 7/2/19	200,000	201,066
2.125% 4/7/21	150,000	149,649
2.25% 11/5/19	250,000	251,995
2.50% 12/14/20	200,000	202,462
US Bancorp
1.95% 11/15/18	600,000	602,574
2.35% 1/29/21	150,000	151,283
2.375% 7/22/26	150,000	142,725
2.95% 7/15/22	200,000	204,818
3.00% 3/15/22	150,000	154,688
3.10% 4/27/26	65,000	64,769
3.15% 4/27/27	350,000	352,473
3.60% 9/11/24	250,000	260,298
3.70% 1/30/24	250,000	264,228
US Bank 1.40% 4/26/19	700,000	696,369
Wachovia 5.50% 8/1/35	150,000	177,012
Wells Fargo & Co.
2.10% 7/26/21	400,000	396,839
2.15% 1/15/19	1,187,000	1,193,236
2.50% 3/4/21	350,000	352,573
2.55% 12/7/20	300,000	303,590
2.60% 7/22/20	1,050,000	1,065,169
2.625% 7/22/22	150,000	150,352
3.00% 4/22/26	150,000	147,502
3.00% 10/23/26	300,000	293,701
3.30% 9/9/24	250,000	254,352
3.45% 2/13/23	250,000	256,343
3.50% 3/8/22	600,000	623,564
µ3.584% 5/22/28	755,000	765,100
3.90% 5/1/45	510,000	511,769
4.10% 6/3/26	740,000	770,086
4.125% 8/15/23	300,000	317,838
4.30% 7/22/27	750,000	794,172
4.40% 6/14/46	250,000	260,219
4.60% 4/1/21	350,000	376,100
4.65% 11/4/44	225,000	241,307
4.75% 12/7/46	350,000	385,196
5.375% 11/2/43	775,000	913,320
Wells Fargo Bank
1.75% 5/24/19	250,000	249,887
1.80% 11/28/18	350,000	350,479
2.15% 12/6/19	350,000	351,959

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank (continued)
5.85% 2/1/37	450,000	$564,844
6.60% 1/15/38	450,000	615,576
Wells Fargo Capital X 5.95% 12/15/36	100,000	113,000
Westpac Banking
1.60% 8/19/19	200,000	199,148
1.65% 5/13/19	150,000	149,621
1.95% 11/23/18	500,000	500,798
2.00% 8/19/21	200,000	197,567
2.10% 5/13/21	150,000	148,814
2.15% 3/6/20	250,000	250,944
2.25% 1/17/19	150,000	150,901
2.30% 5/26/20	100,000	100,834
2.50% 6/28/22	150,000	150,028
2.60% 11/23/20	150,000	152,108
2.70% 8/19/26	200,000	193,320
2.80% 1/11/22	300,000	304,790
2.85% 5/13/26	150,000	146,797
3.35% 3/8/27	250,000	254,552
µ4.322% 11/23/31	250,000	257,336
4.875% 11/19/19	250,000	265,272

		130,432,539

Beverages–0.74%
Anheuser-Busch InBev Finance
1.90% 2/1/19	825,000	827,401
2.625% 1/17/23	450,000	453,175
2.65% 2/1/21	1,340,000	1,362,818
3.30% 2/1/23	860,000	892,682
3.65% 2/1/26	1,600,000	1,658,111
4.00% 1/17/43	100,000	100,431
4.625% 2/1/44	550,000	591,005
4.70% 2/1/36	950,000	1,050,640
4.90% 2/1/46	1,230,000	1,394,905
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	454,248
3.75% 1/15/22	400,000	423,486
3.75% 7/15/42	136,000	131,381
4.375% 2/15/21	30,000	32,116
4.439% 10/6/48	395,000	424,762
4.95% 1/15/42	300,000	341,002
5.375% 1/15/20	400,000	430,661
7.75% 1/15/19	500,000	537,052
8.20% 1/15/39	200,000	315,628
Coca-Cola
1.375% 5/30/19	150,000	149,551
1.55% 9/1/21	150,000	147,214
1.65% 11/1/18	500,000	501,193
2.20% 5/25/22	70,000	70,257
2.25% 9/1/26	200,000	189,818
2.45% 11/1/20	500,000	507,772
2.50% 4/1/23	250,000	251,536

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.55% 6/1/26	100,000	$97,417
2.875% 10/27/25	100,000	100,813
2.90% 5/25/27	100,000	99,978
3.15% 11/15/20	170,000	176,829
3.30% 9/1/21	250,000	262,427
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	51,343
Coca-Cola European Partners US
3.50% 9/15/20	100,000	103,634
4.50% 9/1/21	200,000	213,560
Coca-Cola Femsa
2.375% 11/26/18	50,000	50,363
3.875% 11/26/23	200,000	211,832
Constellation Brands
2.70% 5/9/22	30,000	30,134
3.50% 5/9/27	30,000	30,462
3.70% 12/6/26	100,000	102,475
3.75% 5/1/21	75,000	78,186
3.875% 11/15/19	60,000	62,297
4.25% 5/1/23	280,000	300,504
4.50% 5/9/47	45,000	47,425
6.00% 5/1/22	90,000	103,011
Diageo Capital
2.625% 4/29/23	350,000	354,081
3.875% 4/29/43	30,000	30,604
4.828% 7/15/20	100,000	107,758
5.875% 9/30/36	100,000	129,563
Diageo Investment
2.875% 5/11/22	200,000	205,157
8.00% 9/15/22	100,000	125,439
Dr Pepper Snapple Group
3.13% 12/15/23	100,000	101,871
3.40% 11/15/25	150,000	152,438
3.43% 6/15/27	70,000	70,503
4.42% 12/15/46	50,000	52,696
Fomento Economico Mexicano
2.875% 5/10/23	150,000	150,030
4.375% 5/10/43	200,000	204,649
Molson Coors Brewing
1.45% 7/15/19	80,000	79,164
2.10% 7/15/21	100,000	98,691
3.00% 7/15/26	110,000	107,185
4.20% 7/15/46	595,000	599,051
5.00% 5/1/42	250,000	279,781
PepsiCo
1.35% 10/4/19	65,000	64,826
1.50% 2/22/19	85,000	84,903
1.55% 5/2/19	150,000	149,908
1.70% 10/6/21	150,000	147,839
2.15% 10/14/20	150,000	151,288

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
2.25% 5/2/22	200,000	$200,361
2.375% 10/6/26	80,000	76,726
2.75% 3/1/23	550,000	561,299
2.85% 2/24/26	90,000	89,659
3.00% 8/25/21	100,000	103,594
3.125% 11/1/20	250,000	259,174
3.45% 10/6/46	590,000	561,297
3.60% 3/1/24	779,000	823,770
3.60% 8/13/42	250,000	247,842
4.00% 3/5/42	100,000	102,738
4.00% 5/2/47	105,000	109,380
4.45% 4/14/46	120,000	133,423
4.50% 1/15/20	100,000	106,097
4.875% 11/1/40	100,000	116,997
5.50% 1/15/40	150,000	188,423

		22,489,740

Biotechnology–0.54%
AbbVie
2.30% 5/14/21	200,000	199,843
2.50% 5/14/20	500,000	506,300
2.85% 5/14/23	150,000	151,357
2.90% 11/6/22	500,000	507,653
3.20% 11/6/22	225,000	230,974
3.20% 5/14/26	200,000	200,770
3.60% 5/14/25	600,000	623,070
4.30% 5/14/36	150,000	157,978
4.40% 11/6/42	300,000	315,358
4.45% 5/14/46	200,000	211,376
4.50% 5/14/35	600,000	647,617
4.70% 5/14/45	665,000	727,807
Amgen
1.85% 8/19/21	100,000	98,359
2.125% 5/1/20	200,000	200,396
2.20% 5/22/19	650,000	653,275
2.20% 5/11/20	300,000	301,127
2.25% 8/19/23	200,000	194,626
2.60% 8/19/26	200,000	190,329
2.65% 5/11/22	200,000	201,847
2.70% 5/1/22	100,000	100,617
3.125% 5/1/25	200,000	201,772
3.625% 5/15/22	100,000	104,540
3.625% 5/22/24	150,000	156,650
3.875% 11/15/21	200,000	211,710
4.10% 6/15/21	100,000	106,113
4.40% 5/1/45	300,000	318,886
4.50% 3/15/20	150,000	158,764
5.15% 11/15/41	250,000	286,942
5.65% 6/15/42	200,000	241,106
5.75% 3/15/40	200,000	241,837
6.375% 6/1/37	100,000	127,815

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
6.40% 2/1/39	50,000	$64,430
Baxalta 2.875% 6/23/20	400,000	406,233
3.60% 6/23/22	100,000	103,727
4.00% 6/23/25	150,000	157,606
5.25% 6/23/45	45,000	51,981
Biogen
2.90% 9/15/20	250,000	256,312
3.625% 9/15/22	145,000	152,579
4.05% 9/15/25	145,000	154,970
5.20% 9/15/45	255,000	295,830
Celgene
2.875% 8/15/20	200,000	204,291
3.25% 8/15/22	250,000	258,301
3.55% 8/15/22	300,000	313,929
3.625% 5/15/24	200,000	208,653
3.875% 8/15/25	200,000	211,372
3.95% 10/15/20	100,000	105,448
4.00% 8/15/23	100,000	107,153
4.625% 5/15/44	300,000	324,928
5.00% 8/15/45	110,000	124,839
Genzyme 5.00% 6/15/20	100,000	107,865
Gilead Sciences
1.85% 9/20/19	70,000	70,075
1.95% 3/1/22	85,000	83,826
2.55% 9/1/20	500,000	509,104
2.95% 3/1/27	300,000	297,757
3.25% 9/1/22	125,000	129,192
3.50% 2/1/25	670,000	698,397
3.65% 3/1/26	300,000	313,338
4.15% 3/1/47	380,000	390,271
4.40% 12/1/21	200,000	216,504
4.50% 4/1/21	100,000	107,476
4.50% 2/1/45	80,000	86,165
4.60% 9/1/35	200,000	221,218
4.75% 3/1/46	250,000	280,616
4.80% 4/1/44	400,000	449,881
5.65% 12/1/41	250,000	311,039

		16,352,120

Building Products–0.06%
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,779
4.00% 6/15/25	50,000	52,529
Johnson Controls International
f3.625% 7/2/24	107,000	111,012
3.90% 2/14/26	75,000	79,126
4.25% 3/1/21	60,000	63,470
4.50% 2/15/47	145,000	154,516
f4.95% 7/2/64	94,000	100,885

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Johnson Controls International (continued)
5.00% 3/30/20	100,000	$106,554
5.125% 9/14/45	75,000	85,864
Lennox International 3.00% 11/15/23	25,000	25,073
Masco
3.50% 4/1/21	210,000	216,693
3.50% 11/15/27	60,000	59,560
4.375% 4/1/26	160,000	170,720
4.50% 5/15/47	100,000	100,681
Owens Corning
4.20% 12/15/22	212,000	225,220
4.30% 7/15/47	100,000	95,781
7.00% 12/1/36	100,000	129,733

		1,828,196

Capital Markets–2.30%
Affiliated Managers Group 4.25% 2/15/24	100,000	105,633
Ameriprise Financial
2.875% 9/15/26	100,000	97,696
5.30% 3/15/20	200,000	215,102
7.30% 6/28/19	200,000	217,731
Apollo Investment 5.25% 3/3/25	50,000	51,219
Ares Capital
3.50% 2/10/23	150,000	148,507
3.625% 1/19/22	150,000	152,342
3.875% 1/15/20	30,000	30,776
4.875% 11/30/18	100,000	102,872
Bank of New York Mellon
2.10% 1/15/19	200,000	200,824
2.15% 2/24/20	150,000	150,771
2.20% 8/16/23	100,000	97,930
2.30% 9/11/19	500,000	504,016
2.45% 11/27/20	150,000	151,637
2.45% 8/17/26	250,000	238,258
2.60% 8/17/20	100,000	101,524
2.60% 2/7/22	300,000	303,168
µ2.661% 5/16/23	150,000	150,720
3.00% 2/24/25	100,000	100,573
3.00% 10/30/28	55,000	53,455
3.25% 5/16/27	150,000	152,355
3.30% 8/23/29	650,000	645,590
µ3.442% 2/7/28	180,000	184,410
3.55% 9/23/21	200,000	209,292
3.95% 11/18/25	100,000	106,284
4.15% 2/1/21	100,000	106,141
5.45% 5/15/19	100,000	105,684
BlackRock
3.20% 3/15/27	167,000	169,876
3.375% 6/1/22	150,000	157,423
5.00% 12/10/19	100,000	106,730

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Brookfield Asset Management 4.00% 1/15/25	150,000	$154,425
Brookfield Finance
4.00% 4/1/24	100,000	103,721
4.70% 9/20/47	100,000	101,122
CBOE Holdings 3.65% 1/12/27	100,000	102,594
Charles Schwab
3.00% 3/10/25	100,000	100,089
3.20% 3/2/27	100,000	100,718
3.45% 2/13/26	70,000	72,096
4.45% 7/22/20	100,000	106,600
CME Group
3.00% 9/15/22	300,000	308,403
5.30% 9/15/43	100,000	126,166
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	606,608
3.45% 4/16/21	300,000	308,104
3.80% 9/15/22	400,000	415,649
3.80% 6/9/23	1,000,000	1,036,473
4.55% 4/17/26	350,000	375,868
4.875% 5/15/45	400,000	448,798
Credit Suisse New York
2.30% 5/28/19	250,000	251,692
3.625% 9/9/24	700,000	727,569
4.375% 8/5/20	200,000	212,216
5.30% 8/13/19	100,000	105,959
Deutsche Bank
2.70% 7/13/20	250,000	251,181
2.85% 5/10/19	300,000	303,113
2.95% 8/20/20	150,000	151,713
3.125% 1/13/21	200,000	202,266
3.375% 5/12/21	300,000	306,014
3.70% 5/30/24	490,000	497,799
4.10% 1/13/26	200,000	206,104
Eaton Vance 3.50% 4/6/27	100,000	101,543
Export-Import Bank of Korea
1.75% 5/26/19	300,000	298,086
2.125% 1/25/20	200,000	199,032
2.375% 8/12/19	800,000	802,517
2.625% 5/26/26	300,000	287,291
2.75% 1/25/22	200,000	200,018
2.875% 1/21/25	500,000	490,523
3.25% 11/10/25	200,000	200,689
4.00% 1/29/21	100,000	104,283
5.00% 4/11/22	250,000	273,690
5.125% 6/29/20	100,000	106,926
Franklin Resources
2.85% 3/30/25	100,000	99,317
4.625% 5/20/20	100,000	106,377
FS Investment 4.00% 7/15/19	100,000	102,022
Goldman Sachs Group
1.95% 7/23/19	50,000	49,936

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
2.00% 4/25/19	50,000	$50,011
2.30% 12/13/19	530,000	532,564
2.35% 11/15/21	225,000	223,293
2.55% 10/23/19	750,000	758,952
2.60% 12/27/20	750,000	756,472
2.625% 4/25/21	75,000	75,475
2.75% 9/15/20	625,000	633,510
2.875% 2/25/21	250,000	253,724
µ2.905% 7/24/23	150,000	150,275
µ2.908% 6/5/23	150,000	150,282
3.00% 4/26/22	330,000	333,983
µ3.272% 9/29/25	550,000	551,572
3.50% 11/16/26	500,000	501,883
3.625% 1/22/23	450,000	466,811
µ3.691% 6/5/28	135,000	136,216
3.75% 5/22/25	750,000	772,343
3.85% 7/8/24	400,000	416,794
3.85% 1/26/27	300,000	306,825
4.75% 10/21/45	150,000	167,208
5.15% 5/22/45	360,000	413,082
5.25% 7/27/21	400,000	439,756
5.375% 3/15/20	200,000	214,928
5.75% 1/24/22	750,000	841,088
5.95% 1/15/27	700,000	817,814
6.00% 6/15/20	500,000	549,136
6.125% 2/15/33	250,000	314,793
6.25% 2/1/41	255,000	337,315
6.45% 5/1/36	600,000	766,631
6.75% 10/1/37	800,000	1,057,359
7.50% 2/15/19	825,000	886,349
Intercontinental Exchange
2.35% 9/15/22	250,000	249,156
2.75% 12/1/20	85,000	86,696
3.10% 9/15/27	250,000	248,069
3.75% 12/1/25	85,000	89,361
4.00% 10/15/23	200,000	213,891
Invesco Finance
3.75% 1/15/26	100,000	104,271
4.00% 1/30/24	500,000	531,112
Janus Capital Group
4.875% 8/1/25	150,000	161,742
4.85% 1/15/27	310,000	325,996
Jefferies Group
5.125% 1/20/23	150,000	164,033
6.25% 1/15/36	100,000	111,286
8.50% 7/15/19	200,000	221,292
Kreditanstalt fuer Wiederaufbau
1.00% 7/15/19	1,000,000	989,218
1.25% 9/30/19	1,000,000	992,178
1.375% 12/14/18	1,500,000	1,497,172
1.50% 6/15/21	700,000	690,349
1.625% 3/15/21	1,000,000	992,327

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Kreditanstalt fuer Wiederaufbau (continued)
1.75% 3/31/20	2,000,000	$2,002,038
1.75% 9/15/21	350,000	347,495
1.875% 11/30/20	500,000	500,761
2.00% 11/30/21	500,000	500,827
2.00% 10/4/22	700,000	696,976
2.00% 5/2/25	1,200,000	1,171,078
2.125% 1/17/23	1,000,000	999,685
2.50% 11/20/24	1,000,000	1,011,066
2.625% 1/25/22	400,000	410,155
2.75% 9/8/20	2,500,000	2,568,133
4.00% 1/27/20	750,000	788,883
^4.188% 4/18/36	200,000	115,135
^4.297% 6/29/37	500,000	278,105
4.875% 6/17/19	500,000	527,090
Landwirtschaftliche Rentenbank
1.375% 10/23/19	300,000	298,402
1.75% 4/15/19	1,125,000	1,127,974
Lazard Group
3.625% 3/1/27	100,000	99,388
3.75% 2/13/25	100,000	102,158
4.25% 11/14/20	106,000	112,065
Legg Mason
4.75% 3/15/26	150,000	159,630
5.625% 1/15/44	100,000	108,914
Moody’s
#144A 2.625% 1/15/23	100,000	99,520
2.75% 12/15/21	125,000	126,103
#144A 3.25% 1/15/28	65,000	64,702
4.50% 9/1/22	250,000	270,484
Morgan Stanley
2.45% 2/1/19	170,000	171,242
2.50% 1/24/19	250,000	252,170
2.50% 4/21/21	425,000	426,592
2.625% 11/17/21	400,000	401,659
2.65% 1/27/20	500,000	506,014
2.75% 5/19/22	415,000	417,567
3.125% 7/27/26	235,000	230,768
µ3.591% 7/22/28	200,000	200,993
3.625% 1/20/27	350,000	355,173
3.70% 10/23/24	1,125,000	1,166,554
3.75% 2/25/23	500,000	522,481
3.875% 1/27/26	265,000	275,413
3.95% 4/23/27	300,000	305,789
µ3.971% 7/22/38	130,000	131,189
4.00% 7/23/25	200,000	211,065
4.10% 5/22/23	1,050,000	1,099,290
4.30% 1/27/45	500,000	525,416
4.35% 9/8/26	300,000	314,654
4.375% 1/22/47	1,150,000	1,226,462
4.875% 11/1/22	250,000	271,249
5.00% 11/24/25	175,000	192,119

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
5.50% 1/26/20	200,000	$214,899
5.50% 7/28/21	300,000	333,059
5.625% 9/23/19	350,000	374,012
5.75% 1/25/21	650,000	718,035
6.25% 8/9/26	100,000	120,074
6.375% 7/24/42	850,000	1,146,878
7.25% 4/1/32	100,000	136,390
7.30% 5/13/19	300,000	324,870
Nasdaq
3.85% 6/30/26	45,000	46,382
5.55% 1/15/20	100,000	107,471
Nomura Holdings
2.75% 3/19/19	350,000	353,277
6.70% 3/4/20	83,000	91,310
Northern Trust
3.45% 11/4/20	100,000	104,137
3.95% 10/30/25	250,000	265,645
Oesterreichische Kontrollbank
1.375% 2/10/20	300,000	297,430
1.875% 1/20/21	900,000	899,450
Private Export Funding
2.45% 7/15/24	250,000	251,018
4.30% 12/15/21	100,000	109,411
Prospect Capital 5.00% 7/15/19	200,000	206,355
Raymond James Financial 4.95% 7/15/46	50,000	53,984
S&P Global
2.95% 1/22/27	150,000	144,567
6.55% 11/15/37	400,000	518,106
TD Ameritrade Holding
2.95% 4/1/22	250,000	255,297
3.30% 4/1/27	90,000	90,671
UBS 2.35% 3/26/20	700,000	705,211

		69,327,007

Chemicals–0.43%
Agrium
3.15% 10/1/22	100,000	102,365
4.125% 3/15/35	500,000	509,525
6.125% 1/15/41	245,000	303,801
6.75% 1/15/19	100,000	105,882
Air Products & Chemicals
3.35% 7/31/24	250,000	258,930
4.375% 8/21/19	50,000	52,431
Airgas 3.05% 8/1/20	100,000	102,324
Albemarle 5.45% 12/1/44	500,000	581,994
Celanese US Holdings
4.625% 11/15/22	90,000	97,240
5.875% 6/15/21	70,000	77,526
Dow Chemical
4.25% 11/15/20	700,000	739,626

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical (continued)
4.375% 11/15/42	400,000	$408,325
5.25% 11/15/41	100,000	113,135
7.375% 11/1/29	125,000	166,970
8.55% 5/15/19	355,000	392,143
9.40% 5/15/39	100,000	166,327
Eastman Chemical
3.60% 8/15/22	225,000	234,341
3.80% 3/15/25	100,000	102,844
4.65% 10/15/44	70,000	74,365
4.80% 9/1/42	250,000	266,538
Ecolab
2.00% 1/14/19	100,000	100,436
2.25% 1/12/20	200,000	201,452
2.375% 8/10/22	150,000	150,006
2.70% 11/1/26	45,000	43,324
3.25% 1/14/23	100,000	103,119
4.35% 12/8/21	200,000	216,527
EI du Pont de Nemours & Co.
2.20% 5/1/20	100,000	100,681
3.625% 1/15/21	100,000	104,816
4.15% 2/15/43	100,000	101,425
4.25% 4/1/21	150,000	159,940
5.75% 3/15/19	100,000	105,389
6.50% 1/15/28	150,000	186,920
FMC
3.95% 2/1/22	100,000	102,867
4.10% 2/1/24	100,000	103,523
HB Fuller 4.00% 2/15/27	100,000	95,734
International Flavors & Fragrances
3.20% 5/1/23	50,000	50,794
4.375% 6/1/47	55,000	56,723
LYB International Finance 4.00% 7/15/23	200,000	211,252
LYB International Finance II 3.50% 3/2/27	159,000	158,462
LyondellBasell Industries
5.00% 4/15/19	300,000	311,375
6.00% 11/15/21	350,000	395,207
Methanex 5.65% 12/1/44	200,000	197,808
Monsanto
2.125% 7/15/19	400,000	401,010
4.70% 7/15/64	250,000	254,010
Mosaic
4.25% 11/15/23	125,000	129,974
5.45% 11/15/33	104,000	107,774
5.625% 11/15/43	200,000	204,860
NewMarket 4.10% 12/15/22	50,000	52,030
Potash of Saskatchewan
3.00% 4/1/25	300,000	293,763
4.00% 12/15/26	200,000	208,976
4.875% 3/30/20	10,000	10,554

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Potash of Saskatchewan (continued)
6.50% 5/15/19	145,000	$154,485
PPG Industries
2.30% 11/15/19	100,000	100,432
3.60% 11/15/20	100,000	103,700
Praxair 1.25% 11/7/18	100,000	99,631
2.20% 8/15/22	100,000	99,645
2.25% 9/24/20	250,000	251,386
2.70% 2/21/23	100,000	99,932
4.05% 3/15/21	100,000	106,432
4.50% 8/15/19	100,000	104,872
Rohm & Haas 7.85% 7/15/29	150,000	206,264
RPM International
3.75% 3/15/27	100,000	101,555
5.25% 6/1/45	100,000	112,056
6.125% 10/15/19	100,000	108,189
Sherwin-Williams
2.25% 5/15/20	250,000	251,148
2.75% 6/1/22	250,000	251,952
3.125% 6/1/24	100,000	100,649
3.45% 6/1/27	145,000	146,300
3.95% 1/15/26	250,000	260,151
4.50% 6/1/47	88,000	92,733
7.25% 6/15/19	50,000	54,353
Syngenta Finance 3.125% 3/28/22	100,000	98,367
Westlake Chemical
3.60% 8/15/26	150,000	150,090
4.625% 2/15/21	150,000	155,775
5.00% 8/15/46	100,000	109,201

		13,096,661

Commercial Services & Supplies–0.09%
Cintas No. 2
2.90% 4/1/22	100,000	101,977
3.70% 4/1/27	100,000	104,647
Pitney Bowes
3.625% 9/15/20	150,000	150,421
4.625% 3/15/24	200,000	193,666
4.70% 4/1/23	100,000	98,446
Republic Services
2.90% 7/1/26	110,000	107,958
3.20% 3/15/25	250,000	252,410
4.75% 5/15/23	100,000	110,599
5.25% 11/15/21	100,000	110,505
5.50% 9/15/19	299,000	319,077
Waste Management
2.40% 5/15/23	100,000	98,974
3.125% 3/1/25	100,000	101,302
3.50% 5/15/24	250,000	259,758

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Waste Management (continued)
3.90% 3/1/35	550,000	$570,776
4.10% 3/1/45	55,000	58,351

		2,638,867

Communications Equipment–0.17%
Cisco Systems
1.60% 2/28/19	275,000	274,871
1.85% 9/20/21	600,000	594,040
2.20% 2/28/21	150,000	150,944
2.45% 6/15/20	100,000	101,618
2.50% 9/20/26	300,000	291,583
2.60% 2/28/23	150,000	151,752
2.90% 3/4/21	615,000	631,667
2.95% 2/28/26	150,000	151,216
3.00% 6/15/22	60,000	62,058
3.50% 6/15/25	45,000	47,373
3.625% 3/4/24	100,000	106,241
4.45% 1/15/20	300,000	317,787
4.95% 2/15/19	450,000	470,200
5.50% 1/15/40	200,000	250,579
5.90% 2/15/39	300,000	395,925
Harris
2.70% 4/27/20	30,000	30,333
3.832% 4/27/25	450,000	467,485
4.854% 4/27/35	70,000	77,348
5.054% 4/27/45	70,000	80,482
Juniper Networks
3.125% 2/26/19	50,000	50,797
4.60% 3/15/21	100,000	106,610
5.95% 3/15/41	100,000	113,064
Motorola Solutions
3.50% 3/1/23	100,000	101,095
4.00% 9/1/24	250,000	255,683

		5,280,751

Construction & Engineering–0.02%
ABB Finance USA
2.875% 5/8/22	250,000	255,077
4.375% 5/8/42	187,000	200,984
Fluor 3.50% 12/15/24	100,000	103,183

		559,244

Construction Materials–0.01%
Martin Marietta Materials
3.45% 6/1/27	43,000	42,785
4.25% 7/2/24	55,000	58,442
Vulcan Materials
3.90% 4/1/27	45,000	46,125
7.50% 6/15/21	250,000	292,491

		439,843

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–0.39%
American Express
2.50% 8/1/22	250,000	$249,996
2.65% 12/2/22	115,000	115,738
4.05% 12/3/42	135,000	138,176
8.125% 5/20/19	100,000	109,962
American Express Credit
1.70% 10/30/19	115,000	114,673
1.875% 11/5/18	265,000	265,298
1.875% 5/3/19	200,000	200,277
2.20% 3/3/20	100,000	100,559
2.25% 8/15/19	200,000	201,716
2.25% 5/5/21	700,000	699,339
2.60% 9/14/20	200,000	203,128
2.70% 3/3/22	100,000	101,251
3.30% 5/3/27	230,000	232,540
Capital One
2.35% 1/31/20	350,000	352,046
2.40% 9/5/19	300,000	301,482
2.65% 8/8/22	250,000	249,036
Capital One Bank USA
2.15% 11/21/18	400,000	401,123
2.25% 2/13/19	500,000	501,597
Capital One Financial
2.45% 4/24/19	350,000	352,271
3.20% 2/5/25	150,000	150,156
3.50% 6/15/23	600,000	614,814
3.75% 3/9/27	250,000	253,244
4.20% 10/29/25	200,000	205,868
Discover Bank
2.60% 11/13/18	455,000	458,076
4.20% 8/8/23	250,000	265,626
Discover Financial Services
3.75% 3/4/25	100,000	100,549
3.95% 11/6/24	100,000	102,520
4.10% 2/9/27	115,000	117,072
5.20% 4/27/22	100,000	108,811
Synchrony Financial
2.60% 1/15/19	150,000	151,005
2.70% 2/3/20	500,000	503,475
3.70% 8/4/26	200,000	196,243
4.25% 8/15/24	150,000	156,095
4.50% 7/23/25	100,000	104,470
Toyota Motor Credit
1.40% 5/20/19	200,000	199,153
1.55% 10/18/19	150,000	149,236
1.70% 1/9/19	150,000	150,063
1.70% 2/19/19	150,000	149,980
1.90% 4/8/21	150,000	148,824
1.95% 4/17/20	150,000	150,110
2.10% 1/17/19	350,000	351,846
2.125% 7/18/19	200,000	201,450
2.15% 9/8/22	150,000	148,440

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Toyota Motor Credit (continued)
2.25% 10/18/23	150,000	$147,678
2.60% 1/11/22	150,000	151,822
2.75% 5/17/21	250,000	255,302
2.90% 4/17/24	150,000	152,716
3.20% 1/11/27	100,000	102,098
3.30% 1/12/22	400,000	416,375
3.40% 9/15/21	600,000	625,598

		11,878,923

Containers & Packaging–0.09%
Bemis
4.50% 10/15/21	300,000	320,239
6.80% 8/1/19	10,000	10,801
International Paper
3.00% 2/15/27	150,000	146,011
4.35% 8/15/48	350,000	353,495
4.75% 2/15/22	200,000	218,131
4.80% 6/15/44	200,000	215,907
5.00% 9/15/35	100,000	111,251
5.15% 5/15/46	200,000	224,763
6.00% 11/15/41	135,000	166,085
7.30% 11/15/39	100,000	138,436
7.50% 8/15/21	80,000	94,907
Packaging Corporation of America
3.90% 6/15/22	50,000	52,512
4.50% 11/1/23	150,000	162,657
Sonoco Products 5.75% 11/1/40	100,000	119,289
#WestRock 144A 3.00% 9/15/24	100,000	100,245
WestRock MWV 8.20% 1/15/30	150,000	210,615
WestRock RKT 4.90% 3/1/22	200,000	217,790

		2,863,134

Diversified Consumer Services–0.06%
Block Financial 4.125% 10/1/20	250,000	260,023
Board of Trustees of The Leland Stanford Junior University
3.647% 5/1/48	70,000	72,556
4.75% 5/1/19	250,000	261,807
California Institute of Technology 4.321% 8/1/45	60,000	67,766
George Washington University 4.30% 9/15/44	100,000	108,221
Massachusetts Institute of Technology
3.885% 7/1/16	55,000	51,689
5.60% 7/1/11	200,000	264,291
President & Fellows of Harvard College
3.15% 7/15/46	100,000	96,729
3.30% 7/15/56	100,000	96,038
Princeton University
4.95% 3/1/19	100,000	104,435
5.70% 3/1/39	50,000	67,701

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
University of Southern California
3.028% 10/1/39	200,000	$187,750
3.841% 10/1/47	55,000	57,621
William Marsh Rice University 3.574% 5/15/45	100,000	102,178

		1,798,805

Diversified Financial Services–0.41%
AerCap Ireland Capital
3.50% 5/26/22	150,000	153,757
3.65% 7/21/27	150,000	149,151
3.75% 5/15/19	475,000	486,244
3.95% 2/1/22	600,000	625,132
4.50% 5/15/21	450,000	476,513
4.625% 10/30/20	500,000	532,479
Berkshire Hathaway
2.10% 8/14/19	200,000	201,997
2.20% 3/15/21	145,000	146,066
3.00% 2/11/23	100,000	102,993
3.125% 3/15/26	515,000	521,405
3.40% 1/31/22	300,000	314,998
3.75% 8/15/21	300,000	317,735
4.50% 2/11/43	250,000	280,091
Berkshire Hathaway Finance
1.30% 8/15/19	140,000	139,038
1.70% 3/15/19	240,000	240,516
3.00% 5/15/22	100,000	103,424
4.25% 1/15/21	100,000	106,940
4.30% 5/15/43	100,000	109,201
4.40% 5/15/42	100,000	110,040
5.75% 1/15/40	100,000	129,016
E*TRADE Financial
2.95% 8/24/22	75,000	75,252
3.80% 8/24/27	35,000	35,491
GE Capital International Funding Unlimited
2.342% 11/15/20	1,100,000	1,112,079
4.418% 11/15/35	1,354,000	1,475,138
Leucadia National
5.50% 10/18/23	200,000	213,870
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	196,996
2.665% 7/25/22	200,000	199,894
2.95% 3/1/21	400,000	406,600
2.998% 2/22/22	350,000	355,034
3.287% 7/25/27	200,000	199,406
3.677% 2/22/27	350,000	361,928
3.85% 3/1/26	400,000	416,584
National Rural Utilities Cooperative Finance
1.50% 11/1/19	115,000	114,126
1.65% 2/8/19	15,000	14,978
2.30% 11/1/20	100,000	100,849
2.30% 9/15/22	70,000	69,573
2.35% 6/15/20	300,000	302,122

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance (continued)
2.40% 4/25/22	50,000	$50,340
2.70% 2/15/23	50,000	50,000
2.95% 2/7/24	60,000	60,615
3.05% 4/25/27	100,000	100,144
3.25% 11/1/25	100,000	102,068
4.023% 11/1/32	100,000	106,138
µ4.75% 4/30/43	100,000	104,317
8.00% 3/1/32	150,000	220,633
10.375% 11/1/18	100,000	109,232
ORIX
2.90% 7/18/22	90,000	90,402
3.70% 7/18/27	100,000	100,400
Voya Financial
3.65% 6/15/26	100,000	100,424
4.80% 6/15/46	60,000	63,265
5.70% 7/15/43	100,000	117,134
Washington Prime Group 5.95% 8/15/24	70,000	71,433

		12,343,201

Diversified Telecommunication Services–1.09%
AT&T
2.375% 11/27/18	600,000	603,729
2.45% 6/30/20	550,000	554,275
2.625% 12/1/22	500,000	496,086
2.80% 2/17/21	250,000	253,175
2.85% 2/14/23	350,000	348,232
3.00% 2/15/22	400,000	404,641
3.00% 6/30/22	640,000	646,919
3.20% 3/1/22	100,000	102,087
3.40% 8/14/24	300,000	300,914
3.40% 5/15/25	550,000	543,423
3.60% 2/17/23	250,000	257,526
3.80% 3/15/22	200,000	208,547
3.80% 3/1/24	150,000	154,515
3.875% 8/15/21	30,000	31,431
3.90% 8/14/27	445,000	446,754
3.95% 1/15/25	225,000	231,455
4.125% 2/17/26	550,000	565,319
4.25% 3/1/27	500,000	515,614
4.35% 6/15/45	532,000	490,173
4.45% 5/15/21	100,000	106,577
4.45% 4/1/24	300,000	318,746
4.50% 5/15/35	220,000	217,858
4.50% 3/9/48	693,000	641,799
4.60% 2/15/21	300,000	318,922
4.75% 5/15/46	665,000	641,977
4.80% 6/15/44	987,000	963,804
4.90% 8/14/37	115,000	116,587
5.00% 3/1/21	200,000	216,121
5.15% 3/15/42	150,000	152,127

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
5.15% 2/14/50	415,000	$418,654
5.20% 3/15/20	565,000	605,268
5.25% 3/1/37	150,000	158,335
5.30% 8/14/58	400,000	406,036
5.35% 9/1/40	338,000	356,398
5.45% 3/1/47	300,000	318,526
5.55% 8/15/41	40,000	43,270
5.70% 3/1/57	150,000	161,959
5.80% 2/15/19	150,000	157,854
5.875% 10/1/19	40,000	42,997
6.00% 8/15/40	200,000	225,991
6.30% 1/15/38	200,000	236,026
6.35% 3/15/40	50,000	58,230
6.50% 9/1/37	150,000	179,421
6.55% 2/15/39	550,000	665,549
8.25% 11/15/31	360,000	508,076
British Telecommunications
2.35% 2/14/19	300,000	302,084
9.125% 12/15/30	350,000	530,861
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	267,389
8.75% 6/15/30	460,000	677,042
Koninklijke KPN 8.375% 10/1/30	100,000	139,360
Orange
1.625% 11/3/19	150,000	149,050
4.125% 9/14/21	100,000	106,853
5.375% 1/13/42	100,000	117,706
9.00% 3/1/31	800,000	1,217,155
Qwest
6.75% 12/1/21	250,000	273,621
6.875% 9/15/33	213,000	208,976
Telefonica Emisiones
5.134% 4/27/20	690,000	740,605
5.213% 3/8/47	300,000	331,456
5.462% 2/16/21	140,000	153,570
5.877% 7/15/19	100,000	106,631
7.045% 6/20/36	175,000	232,474
Telefonica Europe 8.25% 9/15/30	200,000	281,566
Telefonos de Mexico 5.50% 11/15/19	100,000	107,406
TELUS
2.80% 2/16/27	100,000	94,276
3.70% 9/15/27	100,000	102,397
Verizon Communications
1.75% 8/15/21	150,000	146,963
2.625% 8/15/26	230,000	216,409
2.946% 3/15/22	99,000	100,782
3.125% 3/16/22	150,000	153,865
3.45% 3/15/21	800,000	832,365
3.50% 11/1/24	900,000	917,763
3.85% 11/1/42	650,000	577,945

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
4.125% 3/16/27	200,000	$209,091
4.125% 8/15/46	35,000	31,946
4.272% 1/15/36	904,000	890,883
4.40% 11/1/34	600,000	602,140
4.50% 9/15/20	686,000	736,474
4.50% 8/10/33	170,000	174,674
4.522% 9/15/48	1,324,000	1,287,109
4.60% 4/1/21	250,000	270,136
4.672% 3/15/55	1,182,000	1,130,813
5.012% 4/15/49	1,293,000	1,327,265
5.012% 8/21/54	500,000	504,417
5.15% 9/15/23	950,000	1,066,298
5.25% 3/16/37	100,000	110,006
5.50% 3/16/47	150,000	167,161

		32,986,906

Electric Utilities–1.16%
#AEP Transmission 144A 3.75% 12/1/47	100,000	99,955
Alabama Power
2.45% 3/30/22	100,000	100,113
3.75% 3/1/45	150,000	150,786
4.30% 1/2/46	150,000	161,771
6.125% 5/15/38	100,000	127,919
American Electric Power 2.95% 12/15/22	125,000	127,019
Appalachian Power 4.60% 3/30/21	150,000	161,132
Arizona Public Service
2.95% 9/15/27	50,000	49,581
3.15% 5/15/25	100,000	100,810
4.35% 11/15/45	100,000	108,627
4.50% 4/1/42	100,000	110,086
5.05% 9/1/41	100,000	116,971
Baltimore Gas & Electric
3.35% 7/1/23	100,000	103,534
3.50% 8/15/46	200,000	192,062
3.75% 8/15/47	100,000	99,834
6.35% 10/1/36	100,000	132,027
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	422,082
5.15% 11/15/43	200,000	234,626
5.95% 5/15/37	125,000	158,646
6.125% 4/1/36	250,000	321,865
6.50% 9/15/37	100,000	134,042
Cleco Corporate Holdings
3.743% 5/1/26	100,000	100,884
4.973% 5/1/46	70,000	75,543
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	121,127
Commonwealth Edison
2.55% 6/15/26	100,000	96,983

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Commonwealth Edison (continued)
3.40% 9/1/21	100,000	$103,795
3.65% 6/15/46	100,000	98,656
4.00% 8/1/20	300,000	314,796
6.45% 1/15/38	100,000	136,378
Connecticut Light & Power
4.15% 6/1/45	75,000	80,223
4.30% 4/15/44	130,000	141,877
Delmarva Power & Light
3.50% 11/15/23	150,000	156,433
4.15% 5/15/45	50,000	52,602
Duke Energy
1.80% 9/1/21	150,000	147,110
2.40% 8/15/22	200,000	198,806
2.65% 9/1/26	165,000	158,101
3.15% 8/15/27	250,000	248,361
3.75% 9/1/46	190,000	183,823
3.95% 8/15/47	200,000	199,122
4.80% 12/15/45	100,000	111,787
5.05% 9/15/19	100,000	105,761
Duke Energy Carolinas
2.95% 12/1/26	350,000	348,812
3.90% 6/15/21	100,000	105,754
4.00% 9/30/42	150,000	156,801
4.30% 6/15/20	100,000	106,037
5.30% 2/15/40	100,000	122,908
6.10% 6/1/37	170,000	219,948
7.00% 11/15/18	100,000	105,740
Duke Energy Florida
3.20% 1/15/27	150,000	151,852
3.85% 11/15/42	100,000	101,615
6.40% 6/15/38	300,000	410,585
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	95,585
Duke Energy Indiana
3.75% 5/15/46	150,000	149,843
6.12% 10/15/35	100,000	129,628
6.45% 4/1/39	130,000	176,341
Duke Energy Ohio
3.70% 6/15/46	68,000	67,385
3.80% 9/1/23	500,000	533,993
5.45% 4/1/19	50,000	52,588
Duke Energy Progress
3.60% 9/15/47	250,000	244,873
4.10% 3/15/43	100,000	105,139
5.30% 1/15/19	100,000	104,708
6.30% 4/1/38	250,000	337,167
Edison International 2.95% 3/15/23	250,000	253,478
El Paso Electric 5.00% 12/1/44	150,000	165,195
Emera US Finance
2.15% 6/15/19	65,000	65,053

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Emera US Finance (continued)
2.70% 6/15/21	100,000	$100,625
3.55% 6/15/26	100,000	100,856
4.75% 6/15/46	105,000	113,044
Enel Americas 4.00% 10/25/26	35,000	35,874
Entergy
2.95% 9/1/26	90,000	87,205
5.125% 9/15/20	100,000	106,992
Entergy Arkansas
3.50% 4/1/26	60,000	61,994
3.70% 6/1/24	200,000	209,916
Entergy Louisiana
2.40% 10/1/26	100,000	95,171
3.25% 4/1/28	150,000	151,255
4.05% 9/1/23	150,000	160,123
4.95% 1/15/45	110,000	113,238
Entergy Mississippi 2.85% 6/1/28	50,000	48,316
Entergy Texas 7.125% 2/1/19	200,000	213,349
Eversource Energy
3.15% 1/15/25	100,000	100,803
4.50% 11/15/19	110,000	115,353
Exelon
2.45% 4/15/21	65,000	65,060
2.85% 6/15/20	150,000	153,078
3.40% 4/15/26	100,000	100,735
3.497% 6/1/22	200,000	206,236
4.45% 4/15/46	100,000	105,148
4.95% 6/15/35	105,000	116,630
5.10% 6/15/45	105,000	120,429
5.15% 12/1/20	200,000	216,211
Exelon Generation
4.25% 6/15/22	250,000	267,575
5.60% 6/15/42	292,000	298,645
6.25% 10/1/39	100,000	110,473
FirstEnergy
2.85% 7/15/22	60,000	60,224
3.90% 7/15/27	125,000	127,194
4.25% 3/15/23	130,000	137,696
4.85% 7/15/47	55,000	57,949
7.375% 11/15/31	230,000	306,706
Florida Power & Light
3.125% 12/1/25	250,000	253,965
3.80% 12/15/42	100,000	102,266
4.05% 6/1/42	150,000	160,111
5.69% 3/1/40	50,000	64,760
5.95% 2/1/38	200,000	264,166
5.96% 4/1/39	100,000	132,702
Fortis
2.10% 10/4/21	125,000	122,847
3.055% 10/4/26	200,000	193,395
Georgia Power
1.95% 12/1/18	100,000	100,245

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Georgia Power (continued)
2.40% 4/1/21	50,000	$50,090
3.25% 4/1/26	50,000	50,272
4.25% 12/1/19	80,000	83,837
4.30% 3/15/42	200,000	209,449
4.30% 3/15/43	100,000	104,696
4.75% 9/1/40	100,000	109,676
5.95% 2/1/39	100,000	124,543
Great Plains Energy 4.85% 6/1/21	50,000	53,372
Hydro-Quebec
8.05% 7/7/24	250,000	325,653
8.50% 12/1/29	115,000	168,521
Iberdrola International 6.75% 7/15/36	100,000	131,284
Indiana Michigan Power
3.75% 7/1/47	100,000	98,747
7.00% 3/15/19	100,000	107,107
Interstate Power & Light 6.25% 7/15/39	130,000	171,150
ITC Holdings
3.25% 6/30/26	90,000	89,151
3.65% 6/15/24	75,000	77,278
Jersey Central Power & Light 7.35% 2/1/19	100,000	106,587
Kansas City Power & Light
3.65% 8/15/25	250,000	256,761
4.20% 6/15/47	100,000	104,328
Kentucky Utilities
3.25% 11/1/20	100,000	103,280
5.125% 11/1/40	100,000	119,928
MidAmerican Energy
2.40% 3/15/19	250,000	252,571
3.10% 5/1/27	100,000	100,436
3.50% 10/15/24	100,000	105,103
3.95% 8/1/47	100,000	104,249
4.40% 10/15/44	100,000	110,215
4.80% 9/15/43	250,000	291,431
5.75% 11/1/35	25,000	31,332
Nevada Power
6.75% 7/1/37	100,000	136,964
7.125% 3/15/19	100,000	107,419
NextEra Energy Capital Holdings
2.30% 4/1/19	35,000	35,191
2.40% 9/15/19	500,000	503,460
4.50% 6/1/21	100,000	106,486
6.00% 3/1/19	200,000	211,036
Northern States Power
2.20% 8/15/20	100,000	100,786
2.60% 5/15/23	100,000	101,123
3.60% 5/15/46	50,000	49,199
3.60% 9/15/47	100,000	98,913
4.00% 8/15/45	100,000	104,434
5.35% 11/1/39	40,000	49,471
6.20% 7/1/37	100,000	133,392

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Ohio Edison 6.875% 7/15/36	100,000	$134,489
Oklahoma Gas & Electric 4.15% 4/1/47	50,000	53,082
Oncor Electric Delivery
2.95% 4/1/25	100,000	99,862
3.75% 4/1/45	100,000	99,877
4.10% 6/1/22	100,000	106,715
4.55% 12/1/41	150,000	167,428
5.30% 6/1/42	200,000	245,177
7.00% 9/1/22	100,000	119,944
7.00% 5/1/32	50,000	69,277
Pacific Gas & Electric
2.95% 3/1/26	100,000	99,612
3.25% 6/15/23	250,000	258,831
3.40% 8/15/24	150,000	155,444
3.50% 6/15/25	350,000	361,584
4.00% 12/1/46	100,000	105,083
4.30% 3/15/45	210,000	229,428
5.125% 11/15/43	200,000	240,509
6.05% 3/1/34	500,000	652,260
6.25% 3/1/39	300,000	400,012
8.25% 10/15/18	200,000	213,074
PacifiCorp
2.95% 6/1/23	100,000	102,664
4.10% 2/1/42	100,000	105,816
5.75% 4/1/37	100,000	126,404
6.00% 1/15/39	100,000	131,588
6.35% 7/15/38	25,000	33,852
7.70% 11/15/31	100,000	145,499
PECO Energy
3.15% 10/15/25	500,000	507,881
5.95% 10/1/36	100,000	129,072
Portland General Electric 6.10% 4/15/19	100,000	106,263
Potomac Electric Power 4.15% 3/15/43	100,000	104,983
PPL Capital Funding
3.40% 6/1/23	200,000	206,173
3.50% 12/1/22	100,000	103,930
3.95% 3/15/24	200,000	209,699
4.00% 9/15/47	100,000	99,821
4.20% 6/15/22	150,000	160,777
PPL Electric Utilities
3.00% 9/15/21	100,000	102,613
4.125% 6/15/44	100,000	106,162
4.15% 10/1/45	250,000	267,152
6.25% 5/15/39	30,000	40,580
Progress Energy
6.00% 12/1/39	50,000	63,426
7.05% 3/15/19	100,000	107,224
7.75% 3/1/31	150,000	212,712
Public Service Co of Colorado
3.20% 11/15/20	100,000	102,954

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Co of Colorado (continued)
3.80% 6/15/47	200,000	$202,745
5.125% 6/1/19	135,000	142,581
6.25% 9/1/37	100,000	136,185
Sierra Pacific Power 2.60% 5/1/26	400,000	386,822
Southern
1.85% 7/1/19	105,000	104,991
2.15% 9/1/19	300,000	300,833
2.35% 7/1/21	250,000	248,831
2.75% 6/15/20	100,000	101,712
2.95% 7/1/23	75,000	75,479
3.25% 7/1/26	250,000	247,601
4.25% 7/1/36	85,000	88,230
4.40% 7/1/46	250,000	260,029
Southern California Edison
3.50% 10/1/23	150,000	157,651
3.875% 6/1/21	70,000	74,068
3.90% 3/15/43	100,000	102,831
4.00% 4/1/47	100,000	105,537
4.05% 3/15/42	300,000	315,285
4.50% 9/1/40	100,000	111,503
4.65% 10/1/43	100,000	115,446
5.95% 2/1/38	25,000	32,454
6.00% 1/15/34	200,000	254,884
6.05% 3/15/39	170,000	227,599
6.65% 4/1/29	100,000	129,582
Southern Power
1.95% 12/15/19	100,000	99,848
2.375% 6/1/20	100,000	100,265
2.50% 12/15/21	100,000	99,667
4.15% 12/1/25	200,000	210,767
4.95% 12/15/46	100,000	106,747
5.25% 7/15/43	120,000	132,363
Southwestern Electric Power
2.75% 10/1/26	150,000	145,309
3.90% 4/1/45	300,000	302,208
6.20% 3/15/40	200,000	263,741
Tampa Electric
4.10% 6/15/42	100,000	100,773
4.35% 5/15/44	50,000	52,408
Westar Energy
2.55% 7/1/26	50,000	48,336
4.10% 4/1/43	300,000	315,238
4.25% 12/1/45	50,000	53,649
Xcel Energy
2.40% 3/15/21	100,000	100,601
2.60% 3/15/22	100,000	100,730
3.30% 6/1/25	100,000	101,709
3.35% 12/1/26	100,000	101,485
4.70% 5/15/20	100,000	105,720

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Xcel Energy (continued) 6.50% 7/1/36	100,000	$133,576

		35,081,117

Electrical Equipment–0.05%
Eaton
2.75% 11/2/22	250,000	252,027
3.103% 9/15/27	100,000	99,003
3.915% 9/15/47	100,000	98,714
4.15% 11/2/42	150,000	151,162
6.95% 3/20/19	50,000	53,454
Emerson Electric
2.625% 12/1/21	100,000	102,122
3.15% 6/1/25	150,000	154,381
4.25% 11/15/20	50,000	53,434
5.25% 10/15/18	225,000	233,277
5.25% 11/15/39	50,000	60,069
Hubbell 3.35% 3/1/26	150,000	152,118

		1,409,761

Electronic Equipment, Instruments & Components–0.09%
Allegion US Holding
3.20% 10/1/24	150,000	149,909
3.55% 10/1/27	150,000	149,076
Amphenol
2.20% 4/1/20	50,000	50,100
2.55% 1/30/19	150,000	151,019
3.20% 4/1/24	100,000	101,536
Arrow Electronics
3.50% 4/1/22	100,000	102,051
3.875% 1/12/28	200,000	199,993
Avnet 3.75% 12/1/21	50,000	51,131
4.625% 4/15/26	50,000	52,031
4.875% 12/1/22	100,000	105,697
Corning
2.90% 5/15/22	150,000	151,594
4.25% 8/15/20	65,000	68,440
4.75% 3/15/42	250,000	269,173
5.75% 8/15/40	25,000	29,877
Flex 4.75% 6/15/25	125,000	135,318
FLIR Systems 3.125% 6/15/21	50,000	50,702
Keysight Technologies
4.55% 10/30/24	250,000	264,071
4.60% 4/6/27	60,000	63,236
Tech Data
3.70% 2/15/22	100,000	100,938
4.95% 2/15/27	100,000	103,334
Trimble 4.75% 12/1/24	100,000	107,611
Tyco Electronics Group
2.375% 12/17/18	60,000	60,357

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group (continued)
3.50% 2/3/22	150,000	$155,939
3.70% 2/15/26	100,000	104,479

		2,777,612

Energy Equipment & Services–0.08%
Baker Hughes a GE
5.125% 9/15/40	200,000	231,798
6.875% 1/15/29	100,000	124,219
Halliburton
3.25% 11/15/21	200,000	205,980
3.80% 11/15/25	290,000	298,279
4.75% 8/1/43	200,000	211,926
4.85% 11/15/35	100,000	108,737
5.00% 11/15/45	283,000	311,601
7.45% 9/15/39	200,000	282,356
National Oilwell Varco
2.60% 12/1/22	200,000	194,379
3.95% 12/1/42	150,000	127,503
Oceaneering International 4.65% 11/15/24	100,000	99,603
Schlumberger Investment 3.65% 12/1/23	204,000	216,722
#TechnipFMC 144A 3.45% 10/1/22	100,000	100,806

		2,513,909

Equity Real Estate Investment Trusts–0.79%
Alexandria Real Estate Equities
3.95% 1/15/27	25,000	25,568
3.95% 1/15/28	100,000	102,059
4.30% 1/15/26	250,000	261,944
4.50% 7/30/29	110,000	116,100
American Campus Communities Operating
Partnership
3.35% 10/1/20	100,000	102,436
4.125% 7/1/24	100,000	104,886
American Tower
2.25% 1/15/22	200,000	196,955
2.80% 6/1/20	100,000	101,578
3.125% 1/15/27	200,000	192,245
3.375% 10/15/26	200,000	198,076
3.45% 9/15/21	250,000	258,950
3.50% 1/31/23	250,000	258,924
4.00% 6/1/25	100,000	103,566
4.70% 3/15/22	225,000	244,019
5.00% 2/15/24	100,000	110,478
5.05% 9/1/20	100,000	107,872
5.90% 11/1/21	65,000	72,993
AvalonBay Communities
2.90% 10/15/26	50,000	48,828
3.45% 6/1/25	100,000	102,419
3.50% 11/15/24	200,000	206,512

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
AvalonBay Communities (continued)
3.50% 11/15/25	50,000	$51,308
3.625% 10/1/20	200,000	208,148
3.90% 10/15/46	50,000	49,082
4.15% 7/1/47	50,000	50,769
Boston Properties
2.75% 10/1/26	300,000	283,573
3.65% 2/1/26	100,000	102,139
3.70% 11/15/18	100,000	101,713
3.85% 2/1/23	125,000	132,110
4.125% 5/15/21	250,000	264,563
5.625% 11/15/20	150,000	164,354
5.875% 10/15/19	100,000	106,937
Brixmor Operating Partnership
3.25% 9/15/23	150,000	148,384
3.85% 2/1/25	70,000	70,158
3.875% 8/15/22	95,000	97,984
3.90% 3/15/27	100,000	99,446
4.125% 6/15/26	50,000	50,507
CBL & Associates
5.25% 12/1/23	67,000	67,866
5.95% 12/15/26	85,000	86,158
CC Holdings GS V 3.849% 4/15/23	150,000	157,175
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	98,194
Corporate Office Properties 3.70% 6/15/21	350,000	359,165
Crown Castle International
3.20% 9/1/24	105,000	104,663
3.40% 2/15/21	140,000	144,250
3.65% 9/1/27	140,000	140,212
3.70% 6/15/26	365,000	368,166
4.00% 3/1/27	40,000	40,981
4.45% 2/15/26	365,000	387,112
4.75% 5/15/47	25,000	25,643
CubeSmart
3.125% 9/1/26	50,000	48,156
4.375% 12/15/23	65,000	69,309
DDR
3.50% 1/15/21	150,000	152,336
3.90% 8/15/24	100,000	100,889
4.25% 2/1/26	100,000	100,466
4.70% 6/1/27	100,000	103,219
Digital Realty Trust
2.75% 2/1/23	50,000	49,840
3.40% 10/1/20	100,000	103,194
3.70% 8/15/27	100,000	101,146
3.95% 7/1/22	150,000	158,323
4.75% 10/1/25	100,000	108,544
5.25% 3/15/21	100,000	108,683
Duke Realty
3.75% 12/1/24	250,000	258,742

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Duke Realty (continued)
4.375% 6/15/22	100,000	$106,959
EPR Properties
4.50% 6/1/27	100,000	101,442
4.75% 12/15/26	100,000	103,592
5.75% 8/15/22	100,000	110,791
ERP Operating
2.375% 7/1/19	150,000	151,253
2.85% 11/1/26	140,000	136,355
3.375% 6/1/25	100,000	102,259
4.50% 7/1/44	150,000	160,858
4.50% 6/1/45	50,000	53,776
4.625% 12/15/21	90,000	97,452
4.75% 7/15/20	100,000	106,630
Essex Portfolio
3.25% 5/1/23	100,000	101,250
3.375% 4/15/26	50,000	49,789
3.625% 5/1/27	200,000	202,256
Federal Realty Investment Trust
3.25% 7/15/27	100,000	98,690
4.50% 12/1/44	100,000	104,815
Government Properties Income Trust 3.75% 8/15/19	100,000	101,463
HCP
2.625% 2/1/20	200,000	201,706
3.75% 2/1/19	100,000	101,852
3.875% 8/15/24	200,000	205,603
4.00% 12/1/22	150,000	158,126
4.00% 6/1/25	250,000	258,285
4.25% 11/15/23	186,000	197,656
5.375% 2/1/21	200,000	217,399
Healthcare Realty Trust 5.75% 1/15/21	200,000	219,533
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	50,386
3.375% 7/15/21	100,000	102,843
3.50% 8/1/26	35,000	34,314
3.75% 7/1/27	50,000	49,967
Highwoods Realty
3.20% 6/15/21	200,000	202,858
3.875% 3/1/27	60,000	60,646
Hospitality Properties Trust
4.25% 2/15/21	50,000	52,125
4.50% 6/15/23	100,000	106,148
4.95% 2/15/27	70,000	73,467
5.00% 8/15/22	300,000	322,264
5.25% 2/15/26	50,000	53,708
Host Hotels & Resorts
4.75% 3/1/23	150,000	161,022
5.25% 3/15/22	400,000	435,697
Hudson Pacific Properties 3.95% 11/1/27	25,000	24,958
Kilroy Realty 4.25% 8/15/29	150,000	154,321

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Kimco Realty
2.70% 3/1/24	100,000	$96,825
2.80% 10/1/26	100,000	94,029
3.20% 5/1/21	150,000	153,120
3.30% 2/1/25	120,000	120,129
3.40% 11/1/22	50,000	51,543
3.80% 4/1/27	100,000	101,193
4.125% 12/1/46	100,000	94,187
4.45% 9/1/47	100,000	99,873
6.875% 10/1/19	150,000	163,452
Kite Realty Group 4.00% 10/1/26	50,000	47,802
Liberty Property
4.125% 6/15/22	50,000	52,744
4.40% 2/15/24	100,000	106,720
LifeStorage 3.50% 7/1/26	100,000	96,385
Mid-America Apartments
3.75% 6/15/24	100,000	103,244
4.00% 11/15/25	50,000	52,047
4.30% 10/15/23	50,000	53,087
National Retail Properties
3.30% 4/15/23	100,000	101,475
3.60% 12/15/26	100,000	99,204
4.00% 11/15/25	65,000	66,757
5.50% 7/15/21	100,000	109,501
Omega Healthcare Investors
4.375% 8/1/23	50,000	51,602
4.50% 4/1/27	200,000	200,263
4.95% 4/1/24	57,000	59,833
5.25% 1/15/26	100,000	105,768
Physicians Realty 4.30% 3/15/27	50,000	51,217
Prologis
3.75% 11/1/25	45,000	47,172
4.25% 8/15/23	150,000	163,147
Public Storage
2.37% 9/15/22	50,000	49,898
3.094% 9/15/27	60,000	59,889
Realty Income
3.875% 7/15/24	65,000	67,171
4.65% 8/1/23	400,000	435,301
Regency Centers
3.60% 2/1/27	160,000	160,086
4.40% 2/1/47	165,000	165,031
Sabra Health Care 5.50% 2/1/21	100,000	102,887
Select Income REIT 4.25% 5/15/24	250,000	251,128
Simon Property Group 2.35% 1/30/22	100,000	99,881
2.50% 9/1/20	100,000	101,254
2.625% 6/15/22	200,000	200,934
3.25% 11/30/26	100,000	99,665
3.375% 10/1/24	450,000	460,734
3.375% 6/15/27	200,000	201,216
4.125% 12/1/21	300,000	319,388

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group (continued)
4.25% 11/30/46	100,000	$102,351
6.75% 2/1/40	300,000	407,372
Tanger Properties
3.125% 9/1/26	50,000	47,061
3.875% 7/15/27	100,000	99,380
UDR
2.95% 9/1/26	50,000	48,093
4.00% 10/1/25	50,000	52,160
4.625% 1/10/22	100,000	106,992
Ventas Realty
2.70% 4/1/20	100,000	101,002
3.125% 6/15/23	30,000	30,150
3.75% 5/1/24	150,000	154,462
3.85% 4/1/27	100,000	101,976
4.00% 4/30/19	200,000	205,185
4.125% 1/15/26	156,000	162,749
4.25% 3/1/22	200,000	211,382
4.75% 6/1/21	100,000	107,061
VEREIT Operating Partnership
3.00% 2/6/19	115,000	116,067
3.95% 8/15/27	80,000	79,737
4.125% 6/1/21	60,000	62,779
4.60% 2/6/24	75,000	78,850
4.875% 6/1/26	95,000	101,889
Vornado Realty 2.50% 6/30/19	100,000	100,637
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,349
Weingarten Realty Investors 3.375% 10/15/22	150,000	152,863
Welltower
4.25% 4/1/26	200,000	211,811
4.50% 1/15/24	250,000	268,779
5.25% 1/15/22	100,000	110,106
6.125% 4/15/20	135,000	148,191
6.50% 3/15/41	250,000	317,563
Weyerhaeuser
4.625% 9/15/23	250,000	272,729
4.70% 3/15/21	100,000	106,870
7.375% 3/15/32	250,000	347,662
WP Carey
4.25% 10/1/26	100,000	102,175
4.60% 4/1/24	100,000	104,918

		23,715,662

Food & Staples Retailing–0.47%
Costco Wholesale
2.25% 2/15/22	300,000	301,232
2.30% 5/18/22	250,000	250,417
3.00% 5/18/27	250,000	250,817
CVS Health
2.125% 6/1/21	550,000	545,391

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
CVS Health (continued)
2.25% 8/12/19	250,000	$251,316
2.75% 12/1/22	200,000	200,688
2.80% 7/20/20	600,000	610,741
2.875% 6/1/26	250,000	241,976
3.50% 7/20/22	200,000	208,277
3.875% 7/20/25	400,000	417,887
4.00% 12/5/23	200,000	212,347
4.125% 5/15/21	100,000	105,716
4.875% 7/20/35	725,000	806,075
5.125% 7/20/45	215,000	248,223
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	576,656
Kroger
2.00% 1/15/19	25,000	25,051
2.30% 1/15/19	250,000	250,956
2.60% 2/1/21	50,000	50,096
3.30% 1/15/21	250,000	256,472
3.40% 4/15/22	50,000	51,454
3.50% 2/1/26	100,000	98,542
4.45% 2/1/47	500,000	475,455
5.00% 4/15/42	100,000	100,740
6.90% 4/15/38	100,000	125,268
7.50% 4/1/31	250,000	328,376
Sysco
1.90% 4/1/19	60,000	59,985
2.50% 7/15/21	105,000	105,762
2.60% 10/1/20	250,000	253,855
3.25% 7/15/27	200,000	199,793
3.30% 7/15/26	100,000	100,384
3.75% 10/1/25	125,000	130,014
4.50% 4/1/46	75,000	79,232
4.85% 10/1/45	85,000	93,793
Walgreen 3.10% 9/15/22	150,000	152,988
Walgreens Boots Alliance
3.45% 6/1/26	45,000	44,933
3.80% 11/18/24	700,000	725,314
4.65% 6/1/46	40,000	41,940
4.80% 11/18/44	500,000	533,263
Wal-Mart Stores
2.55% 4/11/23	300,000	304,504
3.25% 10/25/20	300,000	312,551
3.625% 7/8/20	100,000	104,996
4.00% 4/11/43	325,000	341,999
4.125% 2/1/19	100,000	103,334
4.875% 7/8/40	300,000	355,208
5.00% 10/25/40	200,000	238,135
5.25% 9/1/35	300,000	369,317
5.625% 4/15/41	250,000	324,967
5.875% 4/5/27	100,000	125,352
6.20% 4/15/38	300,000	408,431

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores (continued)
6.50% 8/15/37	350,000	$487,790
7.55% 2/15/30	700,000	1,018,606
Whole Foods Market 5.20% 12/3/25	100,000	115,005

		14,121,620

Food Products–0.32%
Archer-Daniels-Midland
2.50% 8/11/26	250,000	240,148
3.75% 9/15/47	100,000	98,916
4.016% 4/16/43	100,000	103,213
4.479% 3/1/21	235,000	250,949
Bunge Limited Finance
3.00% 9/25/22	55,000	55,125
3.25% 8/15/26	45,000	43,444
3.50% 11/24/20	75,000	77,254
3.75% 9/25/27	55,000	55,024
8.50% 6/15/19	135,000	149,168
Campbell Soup
2.50% 8/2/22	61,000	61,152
4.25% 4/15/21	250,000	265,886
4.50% 2/15/19	35,000	36,220
Conagra Foods
3.20% 1/25/23	196,000	199,738
8.25% 9/15/30	100,000	139,773
Flowers Foods 3.50% 10/1/26	105,000	103,353
General Mills
2.20% 10/21/19	300,000	302,057
3.15% 12/15/21	200,000	205,384
3.20% 2/10/27	150,000	148,755
3.65% 2/15/24	111,000	116,310
5.40% 6/15/40	45,000	52,340
5.65% 2/15/19	100,000	105,114
Hershey
2.30% 8/15/26	100,000	94,247
4.125% 12/1/20	200,000	212,780
Ingredion 3.20% 10/1/26	100,000	98,702
JM Smucker
2.50% 3/15/20	100,000	100,995
3.00% 3/15/22	150,000	152,472
3.50% 3/15/25	150,000	153,752
4.25% 3/15/35	100,000	104,569
4.375% 3/15/45	50,000	52,410
Kellogg
2.65% 12/1/23	200,000	198,996
3.125% 5/17/22	150,000	154,089
3.25% 4/1/26	95,000	95,117
4.00% 12/15/20	64,000	67,617
4.50% 4/1/46	100,000	104,377
Kraft Heinz Foods
2.80% 7/2/20	550,000	560,295

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Kraft Heinz Foods (continued)
3.00% 6/1/26	575,000	$551,826
3.50% 6/6/22	150,000	155,503
3.50% 7/15/22	200,000	207,203
3.95% 7/15/25	150,000	154,745
4.375% 6/1/46	790,000	783,233
5.00% 7/15/35	105,000	114,729
5.00% 6/4/42	250,000	267,321
5.20% 7/15/45	85,000	93,462
5.375% 2/10/20	250,000	268,309
6.50% 2/9/40	150,000	188,469
McCormick & Co.
2.70% 8/15/22	150,000	150,876
3.15% 8/15/24	100,000	101,039
3.40% 8/15/27	150,000	150,920
4.20% 8/15/47	20,000	20,589
Mead Johnson Nutrition
3.00% 11/15/20	95,000	97,643
4.125% 11/15/25	95,000	102,669
4.90% 11/1/19	100,000	106,311
5.90% 11/1/39	50,000	63,097
Tyson Foods
2.25% 8/23/21	65,000	64,721
2.65% 8/15/19	400,000	404,944
3.55% 6/2/27	155,000	157,518
3.95% 8/15/24	240,000	252,834
4.55% 6/2/47	105,000	112,829
WhiteWave Foods 5.375% 10/1/22	75,000	84,549

		9,615,080

Gas Utilities–0.07%
Atmos Energy
3.00% 6/15/27	65,000	65,125
4.125% 10/15/44	150,000	157,591
8.50% 3/15/19	100,000	109,437
National Fuel Gas
3.75% 3/1/23	156,000	159,203
3.95% 9/15/27	200,000	198,076
ONE Gas
3.61% 2/1/24	100,000	104,110
4.658% 2/1/44	50,000	56,058
Piedmont Natural Gas
3.64% 11/1/46	50,000	47,715
4.65% 8/1/43	50,000	54,410
Southern Gas Capital
3.95% 10/1/46	200,000	191,758
4.40% 6/1/43	100,000	102,888
4.40% 5/30/47	200,000	207,524
5.25% 8/15/19	100,000	105,749
5.875% 3/15/41	70,000	85,066
Southern Natural Gas 4.40% 6/15/21	300,000	318,086

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
Washington Gas Light 3.796% 9/15/46	70,000	$69,111

		2,031,907

Health Care Equipment & Supplies–0.47%
Abbott Laboratories
2.35% 11/22/19	355,000	358,077
2.80% 9/15/20	100,000	101,388
2.90% 11/30/21	500,000	509,655
3.25% 4/15/23	200,000	204,495
3.40% 11/30/23	300,000	309,764
3.75% 11/30/26	600,000	616,823
3.875% 9/15/25	120,000	124,228
4.75% 11/30/36	350,000	387,787
4.90% 11/30/46	400,000	448,572
5.125% 4/1/19	478,000	500,871
5.30% 5/27/40	250,000	282,839
6.00% 4/1/39	50,000	61,216
6.15% 11/30/37	50,000	61,775
Ascension Health 3.945% 11/15/46	135,000	138,021
Baxter International
1.70% 8/15/21	100,000	97,641
2.60% 8/15/26	150,000	142,927
3.50% 8/15/46	100,000	89,755
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	50,790
4.185% 11/15/45	95,000	100,383
Becton Dickinson and Co.
2.133% 6/6/19	150,000	150,475
2.404% 6/5/20	70,000	70,291
2.675% 12/15/19	127,000	128,593
2.894% 6/6/22	135,000	135,584
3.125% 11/8/21	700,000	714,271
3.25% 11/12/20	100,000	102,777
3.363% 6/6/24	150,000	151,620
3.70% 6/6/27	300,000	303,927
3.734% 12/15/24	350,000	358,053
4.669% 6/6/47	125,000	131,670
5.00% 11/12/40	35,000	38,098
Boston Scientific
2.65% 10/1/18	125,000	126,149
2.85% 5/15/20	100,000	101,733
3.85% 5/15/25	100,000	103,997
6.00% 1/15/20	100,000	108,480
7.375% 1/15/40	201,000	270,348
Covidien International Finance
3.20% 6/15/22	150,000	154,830
4.20% 6/15/20	100,000	105,563
6.55% 10/15/37	100,000	132,923
CR Bard
3.00% 5/15/26	150,000	150,749
4.40% 1/15/21	65,000	68,344

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Danaher
3.35% 9/15/25	125,000	$130,075
4.375% 9/15/45	115,000	125,276
Edwards Lifesciences 2.875% 10/15/18	150,000	151,632
Medtronic
2.75% 4/1/23	1,125,000	1,141,827
3.125% 3/15/22	150,000	154,521
3.50% 3/15/25	575,000	600,263
3.625% 3/15/24	500,000	527,735
4.375% 3/15/35	150,000	165,427
4.50% 3/15/42	100,000	109,954
4.625% 3/15/45	590,000	672,731
5.55% 3/15/40	100,000	122,833
Medtronic Global Holdings
1.70% 3/28/19	150,000	149,953
3.35% 4/1/27	150,000	154,366
Stryker
2.00% 3/8/19	90,000	90,221
2.625% 3/15/21	150,000	151,913
3.375% 5/15/24	150,000	154,824
3.375% 11/1/25	100,000	102,583
3.50% 3/15/26	75,000	77,146
4.375% 1/15/20	100,000	105,409
4.375% 5/15/44	100,000	105,015
4.625% 3/15/46	95,000	103,932
Zimmer Biomet Holdings
2.70% 4/1/20	350,000	353,699
3.15% 4/1/22	250,000	254,796
3.55% 4/1/25	180,000	182,037

		14,083,650

Health Care Providers & Services–0.56%
Aetna
2.75% 11/15/22	550,000	555,098
2.80% 6/15/23	135,000	136,004
3.875% 8/15/47	145,000	147,211
6.625% 6/15/36	100,000	135,943
6.75% 12/15/37	100,000	139,242
AHS Hospital 5.024% 7/1/45	50,000	59,455
AmerisourceBergen
3.40% 5/15/24	250,000	257,954
4.875% 11/15/19	200,000	211,717
Anthem
3.125% 5/15/22	250,000	255,574
3.50% 8/15/24	250,000	257,568
4.35% 8/15/20	100,000	106,084
4.625% 5/15/42	100,000	108,750
4.65% 1/15/43	125,000	135,426
4.65% 8/15/44	100,000	109,527
5.85% 1/15/36	125,000	152,464
6.375% 6/15/37	100,000	130,709
7.00% 2/15/19	400,000	426,718

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Cardinal Health
1.948% 6/14/19	100,000	$100,081
2.616% 6/15/22	150,000	150,043
3.079% 6/15/24	100,000	100,845
3.20% 3/15/23	100,000	101,782
3.41% 6/15/27	250,000	251,359
3.50% 11/15/24	300,000	308,433
3.75% 9/15/25	100,000	103,713
4.368% 6/15/47	100,000	102,818
4.625% 12/15/20	100,000	106,977
4.90% 9/15/45	100,000	110,664
Children’s Hospital 4.115% 1/1/47	65,000	68,778
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	53,341
Cigna
3.05% 10/15/27	395,000	390,407
3.875% 10/15/47	400,000	400,385
7.875% 5/15/27	21,000	28,924
Coventry Health Care 5.45% 6/15/21	80,000	88,192
Duke University Health System 3.92% 6/1/47	75,000	76,803
Express Scripts Holding
3.00% 7/15/23	150,000	150,373
3.30% 2/25/21	40,000	41,173
3.40% 3/1/27	105,000	103,719
3.90% 2/15/22	450,000	474,173
4.50% 2/25/26	150,000	160,824
4.75% 11/15/21	200,000	217,198
4.80% 7/15/46	485,000	514,152
6.125% 11/15/41	300,000	362,291
Hackensack Meridian Health 4.50% 7/1/57	100,000	108,808
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	158,051
Humana
3.15% 12/1/22	100,000	101,938
4.625% 12/1/42	175,000	189,755
4.95% 10/1/44	300,000	341,012
Johns Hopkins Health System 3.837% 5/15/46	70,000	70,971
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	125,971
3.50% 4/1/22	50,000	52,123
4.15% 5/1/47	105,000	112,776
Laboratory Corporation of America Holdings
3.25% 9/1/24	100,000	100,442
3.60% 9/1/27	100,000	100,782
4.625% 11/15/20	150,000	159,587
4.70% 2/1/45	500,000	516,988
Magellan Health 4.40% 9/22/24	100,000	99,802
Mayo Clinic 4.128% 11/15/52	100,000	106,104

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
McKesson
2.284% 3/15/19	250,000	$251,537
2.70% 12/15/22	100,000	100,440
3.796% 3/15/24	200,000	210,415
4.75% 3/1/21	300,000	321,892
4.883% 3/15/44	125,000	139,271
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	133,361
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	77,410
4.063% 8/1/56	50,000	50,866
Northwell Healthcare
3.979% 11/1/46	250,000	237,164
4.26% 11/1/47	150,000	151,479
NYU Hospitals Center 4.368% 7/1/47	100,000	106,021
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	96,051
3.744% 10/1/47	100,000	96,439
Quest Diagnostics
2.70% 4/1/19	150,000	151,572
3.45% 6/1/26	55,000	55,595
3.50% 3/30/25	300,000	306,293
4.75% 1/30/20	60,000	63,479
RWJ Barnabas Health 3.949% 7/1/46	50,000	49,911
SSM Health Care 3.823% 6/1/27	71,000	73,588
Texas Health Resources 4.33% 11/15/55	30,000	31,440
UnitedHealth Group
1.70% 2/15/19	200,000	199,914
2.125% 3/15/21	200,000	200,077
2.70% 7/15/20	145,000	147,943
2.75% 2/15/23	107,000	108,254
2.875% 12/15/21	400,000	410,562
2.875% 3/15/23	250,000	255,113
3.375% 4/15/27	150,000	154,477
3.45% 1/15/27	100,000	103,626
3.75% 7/15/25	500,000	531,144
4.20% 1/15/47	55,000	58,756
4.25% 3/15/43	100,000	107,077
4.375% 3/15/42	100,000	108,504
4.625% 11/15/41	200,000	224,919
4.70% 2/15/21	100,000	107,774
4.75% 7/15/45	600,000	694,607
6.50% 6/15/37	150,000	205,306
6.625% 11/15/37	100,000	139,175
6.875% 2/15/38	100,000	142,190

		16,841,644

Hotels, Restaurants & Leisure–0.15%
Carnival 3.95% 10/15/20	133,000	140,159
Darden Restaurants 6.80% 10/15/37	84,000	109,130
Hyatt Hotels 4.85% 3/15/26	50,000	54,648

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International
2.30% 1/15/22	100,000	$98,824
2.875% 3/1/21	100,000	101,490
3.125% 6/15/26	100,000	99,045
3.375% 10/15/20	208,000	213,816
3.75% 10/1/25	50,000	51,666
McDonald’s
1.875% 5/29/19	250,000	250,499
2.10% 12/7/18	60,000	60,300
2.20% 5/26/20	150,000	151,001
2.625% 1/15/22	100,000	100,821
2.75% 12/9/20	265,000	270,208
3.25% 6/10/24	300,000	308,503
3.375% 5/26/25	150,000	154,214
3.50% 3/1/27	150,000	154,487
3.625% 5/20/21	100,000	104,875
3.625% 5/1/43	100,000	92,927
3.70% 1/30/26	285,000	297,454
4.45% 3/1/47	150,000	159,454
4.60% 5/26/45	94,000	103,040
4.70% 12/9/35	270,000	298,564
4.875% 12/9/45	275,000	310,796
6.30% 3/1/38	50,000	65,610
Starbucks
2.10% 2/4/21	60,000	60,278
2.45% 6/15/26	100,000	96,250
2.70% 6/15/22	100,000	101,827
3.85% 10/1/23	100,000	107,643
4.30% 6/15/45	105,000	114,444
Wyndham Worldwide
4.25% 3/1/22	300,000	303,973
4.50% 4/1/27	70,000	70,379
5.10% 10/1/25	60,000	62,958

		4,669,283

Household Durables–0.06%
DR Horton
3.75% 3/1/19	135,000	137,572
4.00% 2/15/20	175,000	181,336
Leggett & Platt 3.40% 8/15/22	50,000	50,631
Newell Brands
2.15% 10/15/18	125,000	125,503
3.15% 4/1/21	100,000	102,387
3.85% 4/1/23	115,000	120,965
3.90% 11/1/25	250,000	259,398
4.20% 4/1/26	120,000	126,497
5.375% 4/1/36	60,000	70,086
5.50% 4/1/46	380,000	450,507
Tupperware Brands 4.75% 6/1/21	100,000	105,743
Whirlpool
4.50% 6/1/46	70,000	73,365

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Whirlpool (continued)
4.70% 6/1/22	100,000	$108,993

		1,912,983

Household Products–0.14%
Church & Dwight
2.45% 12/15/19	100,000	100,978
2.45% 8/1/22	100,000	99,739
3.15% 8/1/27	100,000	99,230
3.95% 8/1/47	100,000	99,493
Clorox
3.10% 10/1/27	150,000	149,598
3.50% 12/15/24	150,000	155,094
Colgate-Palmolive
1.75% 3/15/19	344,000	344,628
2.30% 5/3/22	100,000	100,775
3.70% 8/1/47	55,000	54,364
4.00% 8/15/45	100,000	103,840
Kimberly-Clark
1.90% 5/22/19	250,000	250,674
3.05% 8/15/25	50,000	50,884
3.20% 7/30/46	50,000	45,482
3.90% 5/4/47	100,000	102,407
5.30% 3/1/41	200,000	244,885
6.625% 8/1/37	100,000	140,058
7.50% 11/1/18	100,000	106,175
Procter & Gamble
1.70% 11/3/21	150,000	148,430
1.85% 2/2/21	300,000	298,535
1.90% 11/1/19	200,000	201,129
2.15% 8/11/22	150,000	149,780
2.30% 2/6/22	250,000	252,093
2.45% 11/3/26	150,000	145,319
2.70% 2/2/26	100,000	99,470
2.85% 8/11/27	150,000	149,589
3.10% 8/15/23	200,000	208,371
5.55% 3/5/37	200,000	264,583

		4,165,603

Independent Power & Renewable Electricity Producers–0.02%
Enel Generacion Chile 4.25% 4/15/24	100,000	105,246
Oglethorpe Power
4.25% 4/1/46	75,000	73,899
5.95% 11/1/39	100,000	122,525
TransAlta 6.50% 3/15/40	250,000	251,447

		553,117

Industrial Conglomerates–0.29%
3M
2.00% 8/7/20	100,000	100,734
2.00% 6/26/22	500,000	496,814
2.25% 3/15/23	70,000	70,068

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
3M (continued)
2.875% 10/15/27	150,000	$149,417
3.00% 8/7/25	100,000	101,388
3.625% 10/15/47	150,000	149,677
3.875% 6/15/44	150,000	153,146
5.70% 3/15/37	100,000	131,194
6.375% 2/15/28	25,000	32,051
General Electric
2.70% 10/9/22	1,150,000	1,171,565
3.45% 5/15/24	800,000	838,905
4.125% 10/9/42	311,000	329,962
4.50% 3/11/44	700,000	785,477
5.30% 2/11/21	900,000	990,095
5.50% 1/8/20	100,000	107,939
5.875% 1/14/38	272,000	356,630
6.00% 8/7/19	100,000	107,724
6.75% 3/15/32	224,000	310,676
6.875% 1/10/39	201,000	294,858
Honeywell International
1.40% 10/30/19	200,000	198,818
1.85% 11/1/21	200,000	197,704
2.50% 11/1/26	200,000	191,960
3.35% 12/1/23	200,000	210,211
4.25% 3/1/21	50,000	53,536
5.375% 3/1/41	65,000	80,690
5.70% 3/15/36	150,000	188,713
5.70% 3/15/37	100,000	126,944
Koninklijke Philips
3.75% 3/15/22	100,000	105,514
5.00% 3/15/42	100,000	110,859
6.875% 3/11/38	50,000	67,566
Roper Technologies
2.80% 12/15/21	50,000	50,507
3.00% 12/15/20	200,000	204,203
3.80% 12/15/26	55,000	56,722
3.85% 12/15/25	100,000	103,589
6.25% 9/1/19	100,000	107,898

		8,733,754

Insurance–0.69%
Aflac 4.00% 10/15/46	300,000	300,098
Alleghany
4.90% 9/15/44	95,000	100,395
4.95% 6/27/22	100,000	109,859
Allied World Assurance Holdings 4.35% 10/29/25	100,000	101,778
Allstate
3.28% 12/15/26	150,000	153,013
4.20% 12/15/46	150,000	160,177
4.50% 6/15/43	100,000	110,715
5.55% 5/9/35	150,000	180,885
µ5.75% 8/15/53	225,000	247,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Allstate (continued)
7.45% 5/16/19	100,000	$108,642
American Financial Group
4.50% 6/15/47	50,000	51,832
9.875% 6/15/19	100,000	112,280
American International Group
2.30% 7/16/19	350,000	351,888
3.30% 3/1/21	85,000	87,651
3.75% 7/10/25	70,000	72,408
3.90% 4/1/26	600,000	625,803
4.50% 7/16/44	500,000	523,856
4.70% 7/10/35	100,000	107,671
4.80% 7/10/45	100,000	109,547
4.875% 6/1/22	500,000	549,794
6.40% 12/15/20	200,000	225,026
Aon
2.80% 3/15/21	150,000	150,747
3.50% 6/14/24	100,000	102,971
3.875% 12/15/25	100,000	105,424
4.00% 11/27/23	150,000	159,887
4.75% 5/15/45	100,000	109,180
5.00% 9/30/20	100,000	107,742
Arch Capital Finance
4.011% 12/15/26	100,000	103,897
5.031% 12/15/46	100,000	111,851
Arch Capital Group US 5.144% 11/1/43	105,000	117,347
Aspen Insurance Holdings 4.65% 11/15/23	100,000	107,161
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	109,120
AXA 8.60% 12/15/30	200,000	287,000
AXIS Specialty Finance 5.875% 6/1/20	100,000	108,555
Brighthouse Financial
#144A 3.70% 6/22/27	250,000	245,965
#144A 4.70% 6/22/47	200,000	196,145
Chubb
6.00% 5/11/37	100,000	130,510
6.50% 5/15/38	200,000	277,819
Chubb INA Holdings
2.30% 11/3/20	655,000	660,085
2.70% 3/13/23	100,000	100,861
3.35% 5/15/24	300,000	310,888
3.35% 5/3/26	95,000	97,502
4.15% 3/13/43	100,000	107,094
5.90% 6/15/19	125,000	133,234
Cincinnati Financial 6.92% 5/15/28	100,000	128,818
CNA Financial
3.95% 5/15/24	125,000	130,471
4.50% 3/1/26	100,000	107,030
5.75% 8/15/21	30,000	33,320
Enstar Group 4.50% 3/10/22	50,000	51,778

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	$105,207
First American Financial 4.60% 11/15/24	100,000	103,041
Hanover Insurance Group 4.50% 4/15/26	100,000	104,850
Hartford Financial Services Group
4.30% 4/15/43	43,000	44,729
5.125% 4/15/22	100,000	110,923
5.50% 3/30/20	100,000	107,759
5.95% 10/15/36	250,000	313,831
6.10% 10/1/41	50,000	64,845
Kemper 4.35% 2/15/25	70,000	71,069
*Lincoln National 4.00% 9/1/23	500,000	527,216
Loews
4.125% 5/15/43	500,000	498,861
6.00% 2/1/35	100,000	123,306
Manulife Financial
µ4.061% 2/24/32	250,000	252,991
4.15% 3/4/26	100,000	106,649
5.375% 3/4/46	100,000	121,679
Markel 5.00% 4/5/46	250,000	271,205
Marsh & McLennan
2.35% 3/6/20	150,000	151,045
2.75% 1/30/22	60,000	60,643
3.30% 3/14/23	100,000	103,557
3.50% 3/10/25	150,000	155,355
3.75% 3/14/26	75,000	78,438
4.35% 1/30/47	45,000	48,265
4.80% 7/15/21	100,000	108,390
Mercury General 4.40% 3/15/27	50,000	51,528
MetLife
3.00% 3/1/25	150,000	150,512
4.05% 3/1/45	150,000	152,859
4.368% 9/15/23	367,000	400,243
4.60% 5/13/46	200,000	220,664
4.75% 2/8/21	200,000	216,516
4.875% 11/13/43	200,000	227,392
5.70% 6/15/35	50,000	61,869
5.875% 2/6/41	100,000	128,751
6.375% 6/15/34	100,000	131,042
6.40% 12/15/36	100,000	115,500
6.50% 12/15/32	100,000	130,149
7.717% 2/15/19	200,000	215,882
10.75% 8/1/39	150,000	251,250
Montpelier Re Holdings 4.70% 10/15/22	100,000	106,708
Old Republic International 4.875% 10/1/24	100,000	107,629
PartnerRe Finance B 5.50% 6/1/20	100,000	107,915
Primerica 4.75% 7/15/22	100,000	108,228
Principal Financial Group 3.10% 11/15/26	300,000	298,567

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Principal Financial Group (continued)
3.40% 5/15/25	100,000	$102,296
µ4.70% 5/15/55	50,000	51,490
Progressive
3.75% 8/23/21	100,000	105,218
4.125% 4/15/47	200,000	211,084
4.35% 4/25/44	250,000	272,080
Protective Life 7.375% 10/15/19	50,000	54,906
Prudential Financial
µ4.50% 9/15/47	215,000	218,784
5.10% 8/15/43	250,000	291,371
µ5.20% 3/15/44	100,000	106,437
5.70% 12/14/36	350,000	430,401
µ5.875% 9/15/42	250,000	277,187
6.625% 12/1/37	400,000	538,164
6.625% 6/21/40	200,000	269,669
Reinsurance Group of America
3.95% 9/15/26	30,000	30,437
4.70% 9/15/23	150,000	162,860
6.45% 11/15/19	90,000	97,956
RenaissanceRe Finance 3.45% 7/1/27	130,000	128,284
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	123,310
Transatlantic Holdings 8.00% 11/30/39	100,000	136,093
Travelers
3.75% 5/15/46	50,000	49,625
3.90% 11/1/20	100,000	105,297
4.00% 5/30/47	80,000	83,093
4.60% 8/1/43	250,000	279,635
5.90% 6/2/19	100,000	106,514
6.25% 6/15/37	100,000	133,805
6.75% 6/20/36	100,000	138,990
Trinity Acquisition 4.40% 3/15/26	100,000	106,206
Unum Group
3.00% 5/15/21	30,000	30,427
5.75% 8/15/42	50,000	59,737
Willis North America 3.60% 5/15/24	100,000	102,444
WR Berkley 7.375% 9/15/19	100,000	109,518
XLIT
2.30% 12/15/18	100,000	100,418
5.25% 12/15/43	200,000	221,606
5.75% 10/1/21	100,000	111,793

		20,947,413

Internet & Direct Marketing Retail–0.14%
Amazon.com
#144A 1.90% 8/21/20	60,000	60,189
#144A 2.40% 2/22/23	1,095,000	1,093,694
#144A 2.80% 8/22/24	75,000	75,403
#144A 3.15% 8/22/27	1,000,000	1,009,224
3.80% 12/5/24	500,000	535,193

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Direct Marketing Retail (continued)
Amazon.com (continued)
#144A 3.875% 8/22/37	115,000	$117,432
#144A 4.05% 8/22/47	135,000	138,175
#144A 4.25% 8/22/57	205,000	211,362
Expedia
#144A 3.80% 2/15/28	100,000	99,328
4.50% 8/15/24	200,000	211,296
5.95% 8/15/20	100,000	109,338
JD.com 3.875% 4/29/26	200,000	201,284
Priceline Group
2.75% 3/15/23	150,000	150,036
3.55% 3/15/28	150,000	150,576
3.60% 6/1/26	200,000	203,714

		4,366,244

Internet Software & Services–0.11%
Alibaba Group Holding
2.50% 11/28/19	500,000	504,392
3.60% 11/28/24	633,000	657,070
Alphabet
1.998% 8/15/26	250,000	235,140
3.375% 2/25/24	200,000	209,794
3.625% 5/19/21	100,000	105,832
Baidu
3.00% 6/30/20	200,000	203,103
3.50% 11/28/22	200,000	207,063
4.125% 6/30/25	200,000	211,179
eBay
2.60% 7/15/22	250,000	249,584
2.875% 8/1/21	350,000	355,084
3.25% 10/15/20	100,000	102,975
3.80% 3/9/22	150,000	157,393

		3,198,609

IT Services–0.32%
Automatic Data Processing
2.25% 9/15/20	250,000	252,554
3.375% 9/15/25	125,000	129,589
Broadridge Financial Solutions 3.95% 9/1/20	100,000	104,762
Fidelity National Information Services
2.85% 10/15/18	105,000	106,254
3.50% 4/15/23	164,000	169,245
3.625% 10/15/20	235,000	244,881
3.875% 6/5/24	28,000	29,325
4.50% 10/15/22	40,000	43,264
4.50% 8/15/46	50,000	51,968
5.00% 10/15/25	56,000	62,482
Fiserv
2.70% 6/1/20	150,000	151,829
3.50% 10/1/22	150,000	155,454
3.85% 6/1/25	150,000	156,901

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Fiserv (continued)
4.625% 10/1/20	100,000	$106,659
#Genpact Luxembourg 144A
3.70% 4/1/22	50,000	50,629
IBM Credit
1.80% 1/20/21	100,000	99,415
2.20% 9/8/22	100,000	99,244
International Business Machines
1.625% 5/15/20	550,000	547,830
1.80% 5/17/19	500,000	501,901
1.875% 8/1/22	600,000	586,905
1.90% 1/27/20	150,000	150,243
1.95% 2/12/19	200,000	201,013
2.50% 1/27/22	150,000	151,565
2.875% 11/9/22	150,000	153,647
2.90% 11/1/21	150,000	154,038
3.30% 1/27/27	100,000	101,673
3.45% 2/19/26	150,000	155,104
4.00% 6/20/42	200,000	201,267
5.60% 11/30/39	210,000	257,678
5.875% 11/29/32	120,000	152,148
7.625% 10/15/18	300,000	318,255
Mastercard
2.00% 11/21/21	100,000	99,543
2.95% 11/21/26	150,000	150,169
3.375% 4/1/24	500,000	522,405
3.80% 11/21/46	100,000	101,949
Total System Services
3.75% 6/1/23	125,000	129,369
3.80% 4/1/21	50,000	52,027
4.80% 4/1/26	100,000	109,471
Visa
2.15% 9/15/22	45,000	44,909
2.20% 12/14/20	500,000	505,332
2.75% 9/15/27	75,000	73,798
2.80% 12/14/22	300,000	306,979
3.15% 12/14/25	750,000	769,188
3.65% 9/15/47	375,000	373,951
4.15% 12/14/35	115,000	125,763
4.30% 12/14/45	530,000	587,994
Western Union 5.253% 4/1/20	107,000	114,239

		9,714,808

Leisure Products–0.02%
Hasbro
3.15% 5/15/21	75,000	76,660
3.50% 9/15/27	60,000	59,589
5.10% 5/15/44	65,000	70,336
6.35% 3/15/40	65,000	79,699
Mattel 2.35% 5/6/19	200,000	200,529

		486,813

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Life Sciences Tools & Services–0.08%
Agilent Technologies
3.875% 7/15/23	150,000	$155,524
5.00% 7/15/20	100,000	106,426
Life Technologies 6.00% 3/1/20	150,000	163,063
Thermo Fisher Scientific
3.00% 4/15/23	105,000	106,867
3.20% 8/15/27	100,000	99,130
3.30% 2/15/22	650,000	672,854
3.60% 8/15/21	100,000	104,450
4.10% 8/15/47	100,000	100,690
4.15% 2/1/24	200,000	213,755
4.50% 3/1/21	240,000	257,022
4.70% 5/1/20	100,000	106,327
5.30% 2/1/44	200,000	235,237

		2,321,345

Machinery–0.33%
Caterpillar
2.60% 6/26/22	50,000	50,540
3.803% 8/15/42	168,000	172,393
3.90% 5/27/21	150,000	159,119
4.75% 5/15/64	250,000	280,808
6.05% 8/15/36	200,000	261,726
7.90% 12/15/18	100,000	107,367
Caterpillar Financial Services
1.70% 8/9/21	250,000	245,366
1.85% 9/4/20	330,000	328,617
1.90% 3/22/19	150,000	150,399
2.10% 1/10/20	100,000	100,566
2.40% 6/6/22	400,000	400,927
2.40% 8/9/26	100,000	96,008
7.15% 2/15/19	200,000	214,448
Crane 4.45% 12/15/23	100,000	105,147
Cummins
3.65% 10/1/23	139,000	146,330
4.875% 10/1/43	64,000	73,661
Deere
2.60% 6/8/22	100,000	101,189
3.90% 6/9/42	150,000	154,525
4.375% 10/16/19	350,000	367,978
5.375% 10/16/29	100,000	121,350
Dover
4.30% 3/1/21	100,000	106,228
5.375% 3/1/41	100,000	123,045
Flowserve 4.00% 11/15/23	64,000	65,785
Fortive
2.35% 6/15/21	100,000	99,770
3.15% 6/15/26	150,000	149,786
4.30% 6/15/46	50,000	51,968
Illinois Tool Works 1.95% 3/1/19	300,000	301,197

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Illinois Tool Works (continued)
2.65% 11/15/26	150,000	$146,475
3.375% 9/15/21	60,000	62,483
3.90% 9/1/42	150,000	153,998
4.875% 9/15/41	100,000	116,986
6.25% 4/1/19	100,000	106,668
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	269,696
5.75% 6/15/43	100,000	124,742
John Deere Capital
1.65% 10/15/18	155,000	155,118
1.70% 1/15/20	350,000	348,820
1.95% 6/22/20	20,000	20,028
2.15% 9/8/22	150,000	148,729
2.25% 4/17/19	200,000	201,890
2.30% 9/16/19	500,000	505,646
2.65% 1/6/22	250,000	253,507
2.65% 6/24/24	50,000	49,814
2.65% 6/10/26	300,000	293,928
2.80% 3/6/23	200,000	203,403
2.80% 9/8/27	100,000	98,442
Kennametal 2.65% 11/1/19	150,000	150,729
PACCAR Financial
1.30% 5/10/19	130,000	129,147
1.95% 2/27/20	60,000	60,055
2.30% 8/10/22	100,000	99,907
Parker-Hannifin
3.30% 11/21/24	60,000	61,730
4.20% 11/21/34	140,000	148,099
6.25% 5/15/38	550,000	731,048
Stanley Black & Decker
2.451% 11/17/18	100,000	100,660
2.90% 11/1/22	150,000	152,172
5.20% 9/1/40	100,000	115,761
µ5.75% 12/15/53	100,000	104,375
Timken 3.875% 9/1/24	70,000	70,791
Xylem
3.25% 11/1/26	55,000	55,031
4.375% 11/1/46	50,000	52,425

		9,828,546

Media–1.00%
21st Century Fox America
3.00% 9/15/22	400,000	408,176
3.375% 11/15/26	60,000	60,061
3.70% 10/15/25	40,000	41,281
4.50% 2/15/21	150,000	160,656
4.75% 9/15/44	60,000	64,250
4.75% 11/15/46	50,000	53,515
4.95% 10/15/45	30,000	32,948
5.65% 8/15/20	300,000	327,363
6.15% 3/1/37	30,000	37,228

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
21st Century Fox America (continued)
6.15% 2/15/41	450,000	$564,383
6.40% 12/15/35	300,000	381,930
6.65% 11/15/37	175,000	230,858
6.90% 8/15/39	100,000	134,693
8.15% 10/17/36	100,000	148,292
CBS
2.30% 8/15/19	200,000	201,180
2.50% 2/15/23	250,000	246,921
2.90% 1/15/27	100,000	94,732
3.375% 3/1/22	100,000	103,664
3.375% 2/15/28	145,000	141,100
4.00% 1/15/26	355,000	367,436
4.85% 7/1/42	150,000	159,030
4.90% 8/15/44	125,000	130,176
7.875% 7/30/30	200,000	274,886
Charter Communications Operating
3.579% 7/23/20	305,000	313,309
#144A 3.75% 2/15/28	100,000	98,063
#144A 4.20% 3/15/28	150,000	152,099
4.464% 7/23/22	500,000	529,568
4.908% 7/23/25	850,000	910,102
#144A 5.375% 5/1/47	275,000	286,755
6.384% 10/23/35	190,000	222,845
6.484% 10/23/45	565,000	665,432
Comcast
1.625% 1/15/22	150,000	146,289
2.35% 1/15/27	105,000	98,125
2.75% 3/1/23	300,000	303,520
3.00% 2/1/24	250,000	254,071
3.125% 7/15/22	100,000	103,644
3.15% 3/1/26	350,000	350,191
3.15% 2/15/28	150,000	149,644
3.20% 7/15/36	150,000	141,085
3.30% 2/1/27	250,000	253,744
3.375% 2/15/25	425,000	437,557
3.375% 8/15/25	65,000	67,136
3.40% 7/15/46	110,000	101,657
4.00% 8/15/47	150,000	152,937
4.20% 8/15/34	83,000	88,392
4.25% 1/15/33	200,000	215,430
4.40% 8/15/35	192,000	208,549
4.60% 8/15/45	77,000	84,918
4.65% 7/15/42	24,000	26,574
4.75% 3/1/44	350,000	392,176
5.70% 7/1/19	200,000	213,381
6.40% 5/15/38	250,000	330,423
6.45% 3/15/37	200,000	267,890
6.50% 11/15/35	200,000	267,515
6.95% 8/15/37	250,000	349,204
7.05% 3/15/33	500,000	685,771

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications
2.20% 9/20/19	235,000	$235,893
2.95% 3/20/23	125,000	125,485
3.30% 5/15/22	150,000	151,377
3.80% 3/13/24	100,000	103,212
3.95% 3/20/28	200,000	198,989
4.375% 6/15/21	100,000	105,696
4.875% 4/1/43	100,000	97,808
4.90% 3/11/26	100,000	106,940
5.00% 9/20/37	285,000	290,292
5.20% 9/20/47	215,000	218,998
5.625% 8/15/19	123,000	130,493
6.35% 6/1/40	150,000	174,405
Grupo Televisa
4.625% 1/30/26	200,000	214,078
6.625% 1/15/40	100,000	122,378
8.50% 3/11/32	200,000	271,177
Historic TW 6.625% 5/15/29	300,000	375,005
NBCUniversal Media
2.875% 1/15/23	575,000	584,871
4.375% 4/1/21	200,000	215,338
4.45% 1/15/43	675,000	719,738
5.15% 4/30/20	670,000	724,479
5.95% 4/1/41	200,000	258,918
Omnicom Group
3.60% 4/15/26	200,000	201,979
3.625% 5/1/22	200,000	208,779
4.45% 8/15/20	35,000	37,111
6.25% 7/15/19	250,000	268,193
RELX Capital 8.625% 1/15/19	100,000	108,065
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,592
2.80% 6/15/20	100,000	100,753
3.50% 6/15/22	100,000	102,552
3.90% 11/15/24	150,000	153,461
3.95% 6/15/25	100,000	101,614
Time Warner
2.95% 7/15/26	125,000	118,284
3.55% 6/1/24	200,000	203,746
3.80% 2/15/27	105,000	105,230
3.875% 1/15/26	150,000	152,096
4.70% 1/15/21	100,000	107,062
4.75% 3/29/21	150,000	161,640
4.875% 3/15/20	200,000	213,012
4.90% 6/15/42	200,000	204,123
6.10% 7/15/40	100,000	117,594
6.25% 3/29/41	400,000	480,772
6.50% 11/15/36	100,000	120,976
7.625% 4/15/31	325,000	444,301
7.70% 5/1/32	330,000	459,961
Time Warner Cable 4.00% 9/1/21	500,000	518,488

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
5.00% 2/1/20	145,000	$153,384
5.50% 9/1/41	100,000	104,178
5.875% 11/15/40	100,000	110,092
6.55% 5/1/37	200,000	235,596
6.75% 6/15/39	450,000	541,585
7.30% 7/1/38	150,000	188,834
8.25% 4/1/19	250,000	271,914
8.75% 2/14/19	200,000	217,319
Time Warner Entertainment
8.375% 3/15/23	250,000	311,001
8.375% 7/15/33	200,000	272,519
Viacom 3.125% 6/15/22	300,000	298,418
3.25% 3/15/23	250,000	246,400
3.875% 4/1/24	200,000	200,539
4.375% 3/15/43	477,000	412,408
5.625% 9/15/19	200,000	213,376
5.85% 9/1/43	150,000	154,666
6.875% 4/30/36	125,000	139,242
Walt Disney
0.875% 7/12/19	60,000	59,105
1.80% 6/5/20	100,000	99,912
1.85% 7/30/26	95,000	87,492
1.95% 3/4/20	60,000	60,221
2.15% 9/17/20	100,000	100,792
2.30% 2/12/21	500,000	504,550
2.35% 12/1/22	300,000	300,570
2.45% 3/4/22	70,000	70,863
2.95% 6/15/27	200,000	200,098
3.00% 2/13/26	300,000	302,363
3.00% 7/30/46	50,000	43,568
3.15% 9/17/25	100,000	102,060
3.70% 12/1/42	150,000	146,406
3.75% 6/1/21	200,000	211,193
4.125% 12/1/41	100,000	103,645
4.125% 6/1/44	83,000	87,231
WPP Finance 2010
4.75% 11/21/21	100,000	107,799
5.625% 11/15/43	250,000	280,733

		30,338,781

Metals & Mining–0.28%
Barrick Gold 5.25% 4/1/42	300,000	344,494
Barrick North America Finance
4.40% 5/30/21	49,000	52,738
5.70% 5/30/41	500,000	598,308
5.75% 5/1/43	150,000	182,532
Barrick PD Australia Finance 5.95% 10/15/39	100,000	122,604
BHP Billiton Finance USA 4.125% 2/24/42	125,000	130,645

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
BHP Billiton Finance USA (continued)
5.00% 9/30/43	500,000	$591,216
Goldcorp 3.70% 3/15/23	200,000	208,415
Newmont Mining
3.50% 3/15/22	150,000	155,260
4.875% 3/15/42	650,000	699,313
6.25% 10/1/39	100,000	124,784
Nucor
4.00% 8/1/23	139,000	147,599
4.125% 9/15/22	100,000	106,867
5.20% 8/1/43	100,000	116,805
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	159,347
Rio Tinto Alcan 6.125% 12/15/33	150,000	188,407
Rio Tinto Finance USA
2.875% 8/21/22	6,000	6,103
3.75% 6/15/25	700,000	738,799
4.125% 8/21/42	150,000	156,701
5.20% 11/2/40	100,000	118,835
7.125% 7/15/28	75,000	99,864
Southern Copper
3.50% 11/8/22	89,000	91,514
5.25% 11/8/42	150,000	159,654
5.375% 4/16/20	125,000	134,202
5.875% 4/23/45	69,000	78,982
6.75% 4/16/40	110,000	135,584
7.50% 7/27/35	200,000	260,851
Thomson Reuters
3.35% 5/15/26	55,000	54,867
4.30% 11/23/23	200,000	213,269
4.70% 10/15/19	400,000	421,035
Vale 5.625% 9/11/42	150,000	153,750
Vale Overseas
4.375% 1/11/22	250,000	261,125
5.875% 6/10/21	500,000	551,000
6.25% 8/10/26	300,000	341,160
6.875% 11/21/36	350,000	402,500
6.875% 11/10/39	170,000	195,704
Yamana Gold 4.95% 7/15/24	50,000	51,321

		8,556,154

Multiline Retail–0.13%
Dollar General
3.25% 4/15/23	200,000	204,647
3.875% 4/15/27	100,000	104,136
4.15% 11/1/25	75,000	79,745
Kohl’s
4.00% 11/1/21	200,000	207,184
4.25% 7/17/25	50,000	50,896
4.75% 12/15/23	150,000	157,627
5.55% 7/17/45	50,000	48,368

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings
2.875% 2/15/23	100,000	$94,419
3.45% 1/15/21	100,000	100,375
3.625% 6/1/24	150,000	143,904
4.375% 9/1/23	90,000	90,515
6.70% 7/15/34	150,000	159,755
6.90% 4/1/29	150,000	159,256
Nordstrom
4.00% 3/15/27	60,000	59,562
4.75% 5/1/20	100,000	103,762
5.00% 1/15/44	281,000	277,119
Target
2.30% 6/26/19	200,000	202,059
2.50% 4/15/26	100,000	95,883
2.90% 1/15/22	300,000	307,837
3.625% 4/15/46	490,000	462,243
3.875% 7/15/20	100,000	105,316
4.00% 7/1/42	150,000	151,002
6.35% 11/1/32	100,000	129,190
7.00% 1/15/38	200,000	284,312

		3,779,112

Multi-Utilities–0.50%
Ameren
2.70% 11/15/20	50,000	50,695
3.65% 2/15/26	50,000	51,350
Black Hills
3.15% 1/15/27	100,000	97,658
3.95% 1/15/26	50,000	52,010
4.20% 9/15/46	100,000	99,954
4.25% 11/30/23	100,000	106,752
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	248,979
2.40% 9/1/26	350,000	335,463
3.00% 2/1/27	100,000	99,495
CenterPoint Energy Resources
4.10% 9/1/47	45,000	45,726
4.50% 1/15/21	65,000	68,435
5.85% 1/15/41	115,000	142,465
CMS Energy
3.00% 5/15/26	40,000	39,099
3.45% 8/15/27	100,000	100,581
4.875% 3/1/44	100,000	111,964
Consolidated Edison Co. of New York
3.95% 3/1/43	150,000	154,088
4.30% 12/1/56	100,000	106,518
4.45% 3/15/44	200,000	222,298
4.50% 12/1/45	100,000	111,038
4.625% 12/1/54	500,000	557,966
5.50% 12/1/39	250,000	309,285
5.85% 3/15/36	100,000	126,090

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Consolidated Edison Co. of New York (continued)
6.30% 8/15/37	20,000	$26,723
6.65% 4/1/19	200,000	213,808
6.75% 4/1/38	25,000	35,145
7.125% 12/1/18	200,000	212,029
Consumers Energy
2.85% 5/15/22	100,000	102,066
3.25% 8/15/46	100,000	92,235
3.375% 8/15/23	200,000	208,970
3.95% 5/15/43	150,000	155,863
5.65% 4/15/20	100,000	108,872
Dominion Energy
1.60% 8/15/19	100,000	99,401
1.875% 1/15/19	150,000	149,857
2.00% 8/15/21	40,000	39,374
2.50% 12/1/19	400,000	403,633
2.75% 1/15/22	150,000	151,545
2.75% 9/15/22	250,000	252,043
2.85% 8/15/26	60,000	57,870
4.45% 3/15/21	100,000	107,075
4.90% 8/1/41	60,000	66,824
5.20% 8/15/19	80,000	84,584
5.95% 6/15/35	25,000	30,891
Dominion Energy Gas Holdings
2.50% 12/15/19	50,000	50,441
3.60% 12/15/24	25,000	25,627
4.60% 12/15/44	850,000	893,416
4.80% 11/1/43	94,000	101,878
DTE Electric
3.65% 3/15/24	250,000	264,616
3.70% 6/1/46	50,000	49,259
3.75% 8/15/47	100,000	101,317
DTE Energy
2.40% 12/1/19	150,000	150,905
2.85% 10/1/26	200,000	192,142
3.30% 6/15/22	200,000	205,229
3.50% 6/1/24	100,000	102,103
NiSource Finance
3.49% 5/15/27	100,000	101,421
3.95% 3/30/48	150,000	148,485
4.375% 5/15/47	100,000	105,361
4.80% 2/15/44	100,000	110,935
5.25% 2/15/43	59,000	68,910
NorthWestern 4.176% 11/15/44	150,000	157,636
PSEG Power 5.125% 4/15/20	60,000	64,147
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,546
2.375% 5/15/23	200,000	199,352
3.00% 5/15/25	100,000	100,644
3.00% 5/15/27	300,000	299,438
3.80% 3/1/46	100,000	101,459
5.50% 3/1/40	100,000	125,138

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Public Service Enterprise Group 2.00% 11/15/21	200,000	$195,999
Puget Energy
3.65% 5/15/25	200,000	203,852
6.00% 9/1/21	200,000	224,177
Puget Sound Energy
5.638% 4/15/41	80,000	101,410
5.795% 3/15/40	100,000	128,617
San Diego Gas & Electric
3.00% 8/15/21	175,000	180,198
3.60% 9/1/23	200,000	211,112
6.00% 6/1/39	110,000	143,773
Sempra Energy
1.625% 10/7/19	70,000	69,593
2.40% 3/15/20	250,000	251,086
2.85% 11/15/20	100,000	101,630
2.875% 10/1/22	150,000	150,677
3.75% 11/15/25	100,000	103,078
6.00% 10/15/39	125,000	158,549
South Carolina Electric & Gas
4.50% 6/1/64	35,000	37,211
6.05% 1/15/38	225,000	286,554
Southern California Gas
2.60% 6/15/26	100,000	97,344
3.15% 9/15/24	100,000	102,235
Union Electric
2.95% 6/15/27	100,000	99,203
3.50% 4/15/24	100,000	103,908
3.65% 4/15/45	100,000	99,036
3.90% 9/15/42	250,000	258,708
8.45% 3/15/39	80,000	128,305
Virginia Electric & Power
2.75% 3/15/23	200,000	202,561
2.95% 11/15/26	100,000	99,577
3.15% 1/15/26	70,000	70,744
3.50% 3/15/27	150,000	155,860
3.80% 9/15/47	100,000	100,620
4.00% 11/15/46	45,000	46,484
4.45% 2/15/44	325,000	357,930
4.65% 8/15/43	150,000	168,033
5.00% 6/30/19	200,000	210,385
6.00% 5/15/37	25,000	32,508
6.35% 11/30/37	100,000	133,129
8.875% 11/15/38	100,000	168,412
WEC Energy Group
2.45% 6/15/20	50,000	50,394
3.55% 6/15/25	50,000	51,493
Wisconsin Electric Power 2.95% 9/15/21	100,000	102,313

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)

Multi-Utilities (continued)
Wisconsin Public Service 4.752% 11/1/44	200,000	$229,872

		15,222,692

Oil, Gas & Consumable Fuels–2.71%
Anadarko Finance 7.50% 5/1/31	250,000	311,837
Anadarko Petroleum
5.55% 3/15/26	400,000	447,481
6.45% 9/15/36	250,000	296,606
7.95% 6/15/39	200,000	265,816
8.70% 3/15/19	200,000	218,353
Andeavor
#144A 4.75% 12/15/23	150,000	162,079
#144A 5.125% 12/15/26	150,000	164,899
Apache
3.25% 4/15/22	473,000	480,243
4.25% 1/15/44	100,000	94,270
4.75% 4/15/43	200,000	200,943
5.10% 9/1/40	350,000	367,328
5.25% 2/1/42	100,000	106,174
6.00% 1/15/37	50,000	58,681
Boardwalk Pipelines
3.375% 2/1/23	100,000	99,919
4.45% 7/15/27	70,000	71,414
4.95% 12/15/24	50,000	53,292
5.75% 9/15/19	100,000	106,045
5.95% 6/1/26	50,000	56,027
BP Capital Markets
1.676% 5/3/19	60,000	59,999
1.768% 9/19/19	70,000	70,049
2.112% 9/16/21	250,000	249,028
2.237% 5/10/19	400,000	403,027
2.315% 2/13/20	650,000	655,922
2.52% 9/19/22	150,000	150,250
2.75% 5/10/23	250,000	251,032
3.017% 1/16/27	250,000	246,355
3.119% 5/4/26	75,000	75,058
3.216% 11/28/23	150,000	153,786
3.245% 5/6/22	200,000	207,313
3.279% 9/19/27	150,000	150,044
3.535% 11/4/24	100,000	103,265
3.723% 11/28/28	90,000	92,861
3.994% 9/26/23	250,000	266,848
4.742% 3/11/21	500,000	542,390
4.75% 3/10/19	300,000	312,892
Buckeye Partners
3.95% 12/1/26	35,000	34,595
4.875% 2/1/21	260,000	276,214
5.85% 11/15/43	500,000	544,994
Burlington Resources Finance 7.20% 8/15/31	100,000	133,096

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources
2.95% 1/15/23	200,000	$199,072
3.80% 4/15/24	43,000	44,280
3.85% 6/1/27	250,000	253,237
3.90% 2/1/25	200,000	205,326
4.95% 6/1/47	100,000	105,263
5.85% 2/1/35	200,000	227,061
6.25% 3/15/38	150,000	180,666
Cenovus Energy
3.00% 8/15/22	150,000	147,032
#144A 4.25% 4/15/27	250,000	248,352
4.45% 9/15/42	320,000	281,409
#144A 5.25% 6/15/37	105,000	104,514
#144A 5.40% 6/15/47	200,000	199,395
5.70% 10/15/19	205,000	217,343
Chevron
1.561% 5/16/19	200,000	199,765
1.686% 2/28/19	150,000	150,077
1.79% 11/16/18	150,000	150,306
1.991% 3/3/20	94,000	94,387
2.10% 5/16/21	200,000	200,200
2.193% 11/15/19	500,000	504,857
2.355% 12/5/22	500,000	500,986
2.498% 3/3/22	200,000	201,785
2.566% 5/16/23	200,000	201,361
2.895% 3/3/24	150,000	152,243
2.954% 5/16/26	200,000	199,904
3.191% 6/24/23	550,000	571,734
3.326% 11/17/25	150,000	154,364
4.95% 3/3/19	100,000	104,612
Cimarex Energy 3.90% 5/15/27	215,000	219,326
CNOOC Finance 2013
3.00% 5/9/23	250,000	250,749
4.25% 5/9/43	1,000,000	1,013,156
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	201,091
4.20% 5/5/45	200,000	200,669
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	203,403
Concho Resources
3.75% 10/1/27	95,000	95,500
4.375% 1/15/25	100,000	105,500
4.875% 10/1/47	75,000	78,390
ConocoPhillips
2.40% 12/15/22	450,000	445,505
3.35% 5/15/25	180,000	184,404
4.15% 11/15/34	90,000	93,211
4.20% 3/15/21	200,000	212,864
4.30% 11/15/44	150,000	157,345
4.95% 3/15/26	250,000	282,287
5.90% 5/15/38	450,000	561,913
5.95% 3/15/46	100,000	129,032
6.50% 2/1/39	380,000	508,298

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding 6.95% 4/15/29	200,000	$259,706
Devon Energy
3.25% 5/15/22	250,000	253,214
4.00% 7/15/21	100,000	104,040
4.75% 5/15/42	100,000	101,603
5.00% 6/15/45	70,000	74,044
5.60% 7/15/41	100,000	109,808
5.85% 12/15/25	150,000	173,200
7.95% 4/15/32	100,000	131,229
Devon Financing 7.875% 9/30/31	200,000	264,624
Ecopetrol
4.125% 1/16/25	500,000	502,500
5.375% 6/26/26	210,000	224,175
5.875% 9/18/23	200,000	222,600
5.875% 5/28/45	155,000	152,094
7.625% 7/23/19	200,000	219,840
Enable Midstream Partners
3.90% 5/15/24	200,000	201,360
4.40% 3/15/27	100,000	101,903
5.00% 5/15/44	70,000	68,392
Enbridge
2.90% 7/15/22	200,000	201,391
3.50% 6/10/24	100,000	101,694
3.70% 7/15/27	200,000	203,177
4.00% 10/1/23	150,000	157,971
4.25% 12/1/26	100,000	105,367
4.50% 6/10/44	100,000	100,973
5.50% 12/1/46	100,000	115,311
µ5.50% 7/15/77	250,000	253,750
Enbridge Energy Partners
5.20% 3/15/20	100,000	106,522
7.50% 4/15/38	300,000	381,570
9.875% 3/1/19	50,000	55,300
Encana 3.90% 11/15/21	600,000	618,853
Energy Transfer
3.60% 2/1/23	100,000	101,813
4.05% 3/15/25	100,000	101,542
4.15% 10/1/20	150,000	156,763
4.20% 4/15/27	150,000	152,165
4.75% 1/15/26	400,000	421,773
5.15% 3/15/45	150,000	147,069
5.20% 2/1/22	250,000	271,213
5.30% 4/15/47	150,000	150,897
5.95% 10/1/43	125,000	134,290
6.125% 12/15/45	400,000	440,830
6.50% 2/1/42	150,000	170,253
7.50% 7/1/38	200,000	246,221
EnLink Midstream Partners
4.85% 7/15/26	120,000	125,786
5.45% 6/1/47	350,000	362,602
Enterprise Products Operating
2.85% 4/15/21	355,000	360,857

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating (continued)
3.35% 3/15/23	350,000	$359,425
3.70% 2/15/26	150,000	154,324
3.75% 2/15/25	640,000	664,335
3.90% 2/15/24	200,000	209,965
3.95% 2/15/27	245,000	257,598
4.05% 2/15/22	100,000	105,967
4.45% 2/15/43	125,000	126,927
4.85% 8/15/42	200,000	215,514
4.85% 3/15/44	125,000	134,718
4.90% 5/15/46	100,000	109,679
5.20% 9/1/20	100,000	108,449
5.25% 1/31/20	100,000	106,984
5.70% 2/15/42	150,000	179,486
5.95% 2/1/41	100,000	120,326
6.125% 10/15/39	50,000	60,810
6.50% 1/31/19	100,000	105,853
7.55% 4/15/38	100,000	138,437
EOG Resources
2.625% 3/15/23	150,000	149,066
3.15% 4/1/25	250,000	249,952
3.90% 4/1/35	350,000	350,114
4.15% 1/15/26	100,000	106,219
4.40% 6/1/20	150,000	158,518
6.875% 10/1/18	25,000	26,198
EQT
2.50% 10/1/20	70,000	70,310
3.00% 10/1/22	70,000	70,243
3.90% 10/1/27	200,000	200,446
4.875% 11/15/21	100,000	108,333
8.125% 6/1/19	75,000	82,331
EQT Midstream Partners
4.00% 8/1/24	55,000	55,989
4.125% 12/1/26	65,000	65,253
Exxon Mobil
1.708% 3/1/19	250,000	250,264
1.819% 3/15/19	500,000	502,903
2.222% 3/1/21	105,000	105,844
2.726% 3/1/23	170,000	173,015
3.043% 3/1/26	750,000	763,677
3.567% 3/6/45	800,000	785,539
4.114% 3/1/46	165,000	178,738
Hess
4.30% 4/1/27	150,000	148,965
5.60% 2/15/41	200,000	201,044
5.80% 4/1/47	150,000	154,704
7.125% 3/15/33	100,000	116,781
7.30% 8/15/31	250,000	293,175
Husky Energy
3.95% 4/15/22	150,000	156,770
4.00% 4/15/24	50,000	51,386
7.25% 12/15/19	125,000	138,278

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee 6.95% 7/1/24	100,000	$118,999
Kinder Morgan
3.15% 1/15/23	250,000	251,648
4.30% 6/1/25	200,000	209,837
5.55% 6/1/45	700,000	756,923
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	301,754
3.50% 3/1/21	520,000	533,281
3.50% 9/1/23	500,000	506,767
3.95% 9/1/22	100,000	103,930
5.00% 8/15/42	500,000	500,022
5.00% 3/1/43	250,000	249,750
5.30% 9/15/20	250,000	269,771
5.80% 3/15/35	150,000	162,701
6.50% 9/1/39	100,000	114,317
6.55% 9/15/40	200,000	229,163
7.75% 3/15/32	200,000	256,865
Magellan Midstream Partners
4.20% 10/3/47	100,000	99,209
4.25% 2/1/21	150,000	158,371
4.25% 9/15/46	180,000	179,206
5.00% 3/1/26	100,000	111,454
6.55% 7/15/19	50,000	53,757
Marathon Oil
2.80% 11/1/22	125,000	121,664
4.40% 7/15/27	500,000	510,851
6.60% 10/1/37	100,000	115,378
Marathon Petroleum
3.625% 9/15/24	250,000	254,968
5.00% 9/15/54	500,000	485,296
5.125% 3/1/21	135,000	146,687
6.50% 3/1/41	145,000	175,046
MPLX
4.125% 3/1/27	165,000	168,318
4.875% 12/1/24	500,000	539,575
5.20% 3/1/47	165,000	173,411
Nexen Energy
6.20% 7/30/19	130,000	138,406
6.40% 5/15/37	150,000	192,584
7.50% 7/30/39	200,000	290,953
Noble Energy
3.85% 1/15/28	150,000	150,607
4.15% 12/15/21	100,000	105,439
5.05% 11/15/44	800,000	828,741
6.00% 3/1/41	135,000	154,700
Occidental Petroleum
2.60% 4/15/22	250,000	251,699
2.70% 2/15/23	200,000	201,612
3.00% 2/15/27	250,000	246,426
3.125% 2/15/22	150,000	154,488
3.40% 4/15/26	180,000	184,054

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum (continued)
3.50% 6/15/25	100,000	$102,446
4.10% 2/15/47	250,000	257,424
4.40% 4/15/46	250,000	266,354
ONEOK
4.00% 7/13/27	85,000	86,224
4.95% 7/13/47	100,000	100,651
ONEOK Partners
3.375% 10/1/22	150,000	151,674
3.80% 3/15/20	100,000	102,597
4.90% 3/15/25	100,000	107,109
6.125% 2/1/41	100,000	115,514
6.20% 9/15/43	178,000	203,543
6.65% 10/1/36	100,000	121,198
8.625% 3/1/19	100,000	108,624
Petro-Canada
5.95% 5/15/35	200,000	241,964
6.80% 5/15/38	100,000	134,293
9.25% 10/15/21	50,000	62,562
Petroleos Mexicanos
2.378% 4/15/25	152,000	153,164
3.50% 1/30/23	800,000	790,480
4.50% 1/23/26	250,000	250,200
4.625% 9/21/23	300,000	310,620
4.875% 1/24/22	1,250,000	1,314,063
4.875% 1/18/24	500,000	519,750
#144A 5.375% 3/13/22	700,000	748,790
5.50% 1/21/21	400,000	427,300
5.625% 1/23/46	500,000	466,875
6.00% 3/5/20	260,000	280,020
6.375% 1/23/45	609,000	621,180
#144A 6.50% 3/13/27	700,000	776,636
6.50% 6/2/41	800,000	838,400
6.625% 6/15/35	250,000	270,625
6.75% 9/21/47	300,000	319,920
8.00% 5/3/19	550,000	600,875
Phillips 66
4.65% 11/15/34	350,000	371,594
5.875% 5/1/42	250,000	308,609
Phillips 66 Partners
3.55% 10/1/26	100,000	98,018
4.90% 10/1/46	100,000	100,471
Pioneer Natural Resources
3.45% 1/15/21	100,000	102,325
3.95% 7/15/22	100,000	105,193
4.45% 1/15/26	100,000	106,982
Plains All American Pipeline
4.30% 1/31/43	100,000	86,151
4.50% 12/15/26	100,000	101,677
4.65% 10/15/25	200,000	206,299
4.70% 6/15/44	600,000	544,919
5.15% 6/1/42	200,000	189,326

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline (continued)
5.75% 1/15/20	100,000	$106,269
6.65% 1/15/37	125,000	138,782
8.75% 5/1/19	150,000	164,039
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	70,707
5.625% 2/1/21	700,000	758,124
5.625% 3/1/25	545,000	602,102
5.75% 5/15/24	545,000	607,114
Shell International Finance
1.375% 5/10/19	400,000	398,664
1.375% 9/12/19	150,000	149,086
1.625% 11/10/18	150,000	150,133
1.75% 9/12/21	150,000	147,979
1.875% 5/10/21	200,000	198,679
2.00% 11/15/18	300,000	301,343
2.125% 5/11/20	350,000	352,285
2.25% 11/10/20	150,000	151,160
2.375% 8/21/22	250,000	250,870
2.50% 9/12/26	150,000	144,714
2.875% 5/10/26	400,000	398,456
3.25% 5/11/25	650,000	666,001
3.40% 8/12/23	650,000	682,068
3.75% 9/12/46	150,000	144,885
4.00% 5/10/46	600,000	608,383
4.125% 5/11/35	156,000	165,050
4.30% 9/22/19	200,000	209,855
4.375% 3/25/20	75,000	79,607
4.375% 5/11/45	167,000	179,508
4.55% 8/12/43	600,000	652,995
5.50% 3/25/40	100,000	121,644
6.375% 12/15/38	300,000	404,311
Spectra Energy Partners
3.375% 10/15/26	145,000	144,145
4.50% 3/15/45	50,000	50,564
Statoil
2.45% 1/17/23	200,000	199,782
2.65% 1/15/24	100,000	99,088
3.15% 1/23/22	200,000	206,358
3.70% 3/1/24	600,000	632,525
3.95% 5/15/43	250,000	251,306
4.80% 11/8/43	150,000	170,169
5.10% 8/17/40	200,000	233,042
5.25% 4/15/19	250,000	263,153
Suncor Energy
3.60% 12/1/24	250,000	258,315
6.50% 6/15/38	250,000	326,004
6.85% 6/1/39	100,000	133,656
7.15% 2/1/32	25,000	32,622
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	201,894

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations (continued)
3.90% 7/15/26	100,000	$99,390
4.00% 10/1/27	245,000	244,579
4.40% 4/1/21	100,000	105,582
5.30% 4/1/44	200,000	199,455
5.40% 10/1/47	245,000	250,142
5.95% 12/1/25	100,000	113,458
TC PipeLines 4.375% 3/13/25	150,000	157,000
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	192,061
Tosco 8.125% 2/15/30	100,000	138,001
Total Capital
4.125% 1/28/21	100,000	106,325
4.45% 6/24/20	100,000	106,816
Total Capital Canada 2.75% 7/15/23	300,000	303,184
Total Capital International
2.10% 6/19/19	300,000	302,371
2.70% 1/25/23	200,000	202,414
2.875% 2/17/22	200,000	204,398
3.70% 1/15/24	100,000	105,654
TransCanada PipeLines
2.50% 8/1/22	150,000	150,086
3.125% 1/15/19	25,000	25,381
3.75% 10/16/23	150,000	158,027
3.80% 10/1/20	100,000	104,588
4.625% 3/1/34	200,000	219,143
4.875% 1/15/26	100,000	112,292
6.10% 6/1/40	100,000	129,520
7.25% 8/15/38	100,000	139,552
7.625% 1/15/39	250,000	367,551
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	102,560
Valero Energy
3.65% 3/15/25	100,000	102,762
4.90% 3/15/45	150,000	161,605
6.125% 2/1/20	65,000	70,732
6.625% 6/15/37	300,000	379,653
7.50% 4/15/32	100,000	131,972
9.375% 3/15/19	200,000	220,273
Valero Energy Partners 4.375% 12/15/26	85,000	87,879
Western Gas Partners
3.95% 6/1/25	150,000	150,936
4.00% 7/1/22	150,000	155,147
5.45% 4/1/44	100,000	106,268
Williams Partners
3.75% 6/15/27	750,000	750,427
3.90% 1/15/25	725,000	741,043
4.00% 11/15/21	100,000	104,502
4.30% 3/4/24	195,000	205,989
5.25% 3/15/20	200,000	214,791
6.30% 4/15/40	470,000	564,713

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
XTO Energy 6.50% 12/15/18	100,000	$105,593

		81,798,254

Paper & Forest Products–0.03%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	211,264
5.00% 1/21/21	100,000	106,795
Domtar 4.40% 4/1/22	100,000	104,221
Fibria Overseas Finance 5.50% 1/17/27	100,000	106,210
Georgia-Pacific 8.00% 1/15/24	250,000	321,208

		849,698

Personal Products–0.07%
Estee Lauder
1.80% 2/7/20	70,000	69,982
3.15% 3/15/27	100,000	101,807
4.15% 3/15/47	65,000	68,414
4.375% 6/15/45	250,000	270,115
Unilever Capital
1.375% 7/28/21	120,000	116,969
1.80% 5/5/20	100,000	99,947
2.00% 7/28/26	100,000	92,471
2.20% 3/6/19	250,000	251,701
2.20% 5/5/22	150,000	149,968
2.60% 5/5/24	100,000	98,875
2.90% 5/5/27	150,000	148,359
4.25% 2/10/21	200,000	213,422
4.80% 2/15/19	100,000	104,106
5.90% 11/15/32	133,000	175,089

		1,961,225

Pharmaceuticals–0.93%
Actavis
3.25% 10/1/22	250,000	256,810
4.625% 10/1/42	125,000	132,033
6.125% 8/15/19	45,000	48,411
Allergan Funding
2.45% 6/15/19	210,000	211,542
3.45% 3/15/22	500,000	518,972
3.80% 3/15/25	500,000	520,071
4.55% 3/15/35	1,000,000	1,070,101
4.85% 6/15/44	650,000	710,499
AstraZeneca
1.75% 11/16/18	150,000	150,003
2.375% 11/16/20	250,000	251,492
2.375% 6/12/22	150,000	148,888
3.125% 6/12/27	150,000	148,537
3.375% 11/16/25	450,000	457,620
4.00% 9/18/42	150,000	151,044
4.375% 11/16/45	95,000	101,257
6.45% 9/15/37	450,000	604,708
Bristol-Myers Squibb
1.75% 3/1/19	200,000	200,269

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
2.00% 8/1/22	100,000	$98,756
3.25% 8/1/42	100,000	91,876
4.50% 3/1/44	500,000	558,887
Eli Lilly & Co.
1.95% 3/15/19	250,000	251,275
2.35% 5/15/22	75,000	75,169
3.10% 5/15/27	98,000	98,686
3.95% 5/15/47	107,000	111,017
5.50% 3/15/27	100,000	119,972
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	767,594
5.375% 4/15/34	100,000	119,356
6.375% 5/15/38	450,000	618,410
Johnson & Johnson
1.125% 3/1/19	95,000	94,342
1.65% 12/5/18	800,000	801,546
1.65% 3/1/21	150,000	148,800
2.05% 3/1/23	150,000	148,733
2.25% 3/3/22	200,000	202,083
2.45% 12/5/21	150,000	152,043
2.45% 3/1/26	150,000	147,458
2.95% 9/1/20	100,000	103,315
2.95% 3/3/27	200,000	202,879
3.55% 5/15/21	100,000	105,683
3.55% 3/1/36	70,000	72,174
3.625% 3/3/37	127,000	132,244
3.70% 3/1/46	80,000	83,034
3.75% 3/3/47	200,000	209,635
4.375% 12/5/33	183,000	208,086
4.85% 5/15/41	100,000	119,423
5.85% 7/15/38	100,000	134,043
Merck & Co.
1.85% 2/10/20	400,000	400,627
2.40% 9/15/22	150,000	151,234
2.75% 2/10/25	900,000	903,656
2.80% 5/18/23	250,000	256,813
3.60% 9/15/42	100,000	99,855
3.875% 1/15/21	400,000	421,913
4.15% 5/18/43	242,000	263,881
6.50% 12/1/33	100,000	134,296
6.55% 9/15/37	100,000	138,774
Merck Sharp & Dohme
5.00% 6/30/19	100,000	105,713
5.85% 6/30/39	50,000	65,708
Mylan
2.50% 6/7/19	145,000	145,632
2.55% 3/28/19	75,000	75,374
3.00% 12/15/18	65,000	65,753
3.15% 6/15/21	250,000	254,597
3.75% 12/15/20	100,000	103,757

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan (continued)
3.95% 6/15/26	250,000	$254,981
5.25% 6/15/46	160,000	174,221
5.40% 11/29/43	133,000	142,481
Novartis Capital
1.80% 2/14/20	110,000	110,075
2.40% 5/17/22	200,000	201,352
2.40% 9/21/22	250,000	251,906
3.00% 11/20/25	250,000	254,819
3.10% 5/17/27	125,000	127,270
3.40% 5/6/24	250,000	262,124
3.70% 9/21/42	150,000	150,745
4.00% 11/20/45	250,000	264,993
4.40% 4/24/20	100,000	106,415
4.40% 5/6/44	250,000	283,279
Novartis Securities Investment 5.125% 2/10/19	400,000	418,483
Perrigo Finance Unlimited 4.375% 3/15/26	200,000	207,772
Pfizer
1.45% 6/3/19	150,000	149,556
1.70% 12/15/19	150,000	149,969
1.95% 6/3/21	150,000	150,168
2.10% 5/15/19	300,000	302,673
2.20% 12/15/21	150,000	150,944
2.75% 6/3/26	150,000	148,666
3.00% 6/15/23	200,000	206,023
3.00% 12/15/26	450,000	456,209
3.40% 5/15/24	400,000	421,035
4.00% 12/15/36	100,000	107,473
4.125% 12/15/46	455,000	487,138
4.40% 5/15/44	400,000	442,679
7.20% 3/15/39	300,000	443,399
Sanofi 4.00% 3/29/21	325,000	344,441
Shire Acquisitions Investments Ireland
1.90% 9/23/19	500,000	499,252
2.40% 9/23/21	500,000	498,721
2.875% 9/23/23	300,000	298,540
3.20% 9/23/26	300,000	296,317
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	170,186
6.15% 2/1/36	100,000	108,663
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	246,823
3.65% 11/10/21	250,000	252,021
Teva Pharmaceutical Finance Netherlands III
1.70% 7/19/19	415,000	409,181
2.20% 7/21/21	250,000	240,918
2.80% 7/21/23	310,000	296,066
3.15% 10/1/26	480,000	443,265
4.10% 10/1/46	385,000	325,586

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth
5.95% 4/1/37	350,000	$458,963
6.00% 2/15/36	100,000	130,401
6.50% 2/1/34	100,000	135,182
Zoetis
3.00% 9/12/27	100,000	99,021
3.25% 2/1/23	163,000	168,749
3.45% 11/13/20	75,000	77,598
3.95% 9/12/47	100,000	99,739
4.50% 11/13/25	200,000	220,556
4.70% 2/1/43	150,000	166,632

		28,060,028

Professional Services–0.01%
Equifax 2.30% 6/1/21	125,000	122,229
Verisk Analytics
4.00% 6/15/25	100,000	104,200
4.125% 9/12/22	100,000	105,721

		332,150

Real Estate Management & Development–0.01%
CBRE Services 4.875% 3/1/26	300,000	323,916

		323,916

Road & Rail–0.36%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	513,824
3.00% 4/1/25	250,000	254,203
3.05% 3/15/22	150,000	155,126
3.25% 6/15/27	100,000	102,679
3.45% 9/15/21	200,000	208,806
3.65% 9/1/25	100,000	105,738
3.85% 9/1/23	100,000	107,504
3.90% 8/1/46	105,000	108,490
4.125% 6/15/47	100,000	105,912
4.15% 4/1/45	114,000	121,252
4.40% 3/15/42	100,000	109,064
4.45% 3/15/43	100,000	109,577
4.70% 9/1/45	100,000	113,001
4.95% 9/15/41	100,000	115,655
5.05% 3/1/41	100,000	119,805
5.15% 9/1/43	150,000	178,895
5.75% 5/1/40	200,000	255,283
6.15% 5/1/37	100,000	129,832
Canadian National Railway
2.75% 3/1/26	50,000	49,767
2.95% 11/21/24	100,000	101,735
3.20% 8/2/46	100,000	91,683
5.55% 3/1/19	200,000	210,521
6.20% 6/1/36	100,000	132,838
6.25% 8/1/34	100,000	131,884
Canadian Pacific Railway
2.90% 2/1/25	150,000	149,513

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian Pacific Railway (continued)
4.45% 3/15/23	100,000	$108,083
4.80% 9/15/35	65,000	73,616
4.80% 8/1/45	100,000	114,533
6.125% 9/15/15	65,000	83,112
7.125% 10/15/31	150,000	205,198
7.25% 5/15/19	65,000	70,465
CSX
3.25% 6/1/27	100,000	100,477
3.35% 11/1/25	250,000	255,149
3.70% 10/30/20	275,000	286,713
3.70% 11/1/23	94,000	98,912
3.80% 11/1/46	150,000	144,869
3.95% 5/1/50	90,000	85,593
4.10% 3/15/44	100,000	100,397
4.25% 11/1/66	100,000	96,053
4.40% 3/1/43	200,000	209,408
5.50% 4/15/41	200,000	238,791
6.15% 5/1/37	120,000	154,062
6.22% 4/30/40	100,000	129,881
Kansas City Southern
4.30% 5/15/43	100,000	101,117
4.95% 8/15/45	100,000	111,743
Norfolk Southern
2.90% 6/15/26	165,000	163,858
2.903% 2/15/23	121,000	122,868
3.00% 4/1/22	118,000	120,486
3.15% 6/1/27	50,000	50,057
3.25% 12/1/21	100,000	103,399
3.85% 1/15/24	150,000	159,355
#144A 4.05% 8/15/52	132,000	129,884
4.45% 6/15/45	100,000	107,997
4.65% 1/15/46	100,000	111,132
4.80% 8/15/43	125,000	141,586
4.837% 10/1/41	111,000	125,208
5.90% 6/15/19	100,000	106,513
Ryder System
2.25% 9/1/21	120,000	119,113
2.45% 9/3/19	250,000	251,909
2.80% 3/1/22	60,000	60,614
2.875% 9/1/20	50,000	50,864
3.45% 11/15/21	25,000	25,940
Union Pacific
2.75% 3/1/26	250,000	247,337
3.25% 1/15/25	495,000	509,054
3.25% 8/15/25	50,000	51,489
3.35% 8/15/46	150,000	139,132
3.375% 2/1/35	200,000	198,845
3.60% 9/15/37	40,000	40,562
3.646% 2/15/24	185,000	195,340
3.799% 10/1/51	332,000	326,341
3.875% 2/1/55	94,000	93,052

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Union Pacific (continued)
4.00% 2/1/21	65,000	$68,777
4.00% 4/15/47	100,000	104,983
4.05% 11/15/45	50,000	52,368
4.10% 9/15/67	65,000	65,351
4.163% 7/15/22	190,000	205,051
4.375% 11/15/65	30,000	31,988

		10,831,212

Semiconductors & Semiconductor Equipment–0.36%
Altera 2.50% 11/15/18	250,000	252,592
Analog Devices
2.50% 12/5/21	60,000	60,182
3.125% 12/5/23	150,000	152,367
3.50% 12/5/26	150,000	151,770
3.90% 12/15/25	60,000	63,003
5.30% 12/15/45	100,000	116,285
Applied Materials
2.625% 10/1/20	100,000	101,900
3.30% 4/1/27	80,000	81,579
3.90% 10/1/25	70,000	74,865
4.35% 4/1/47	70,000	75,097
5.10% 10/1/35	70,000	82,518
5.85% 6/15/41	350,000	447,176
Broadcom
#144A 2.375% 1/15/20	350,000	352,128
#144A 3.00% 1/15/22	350,000	356,188
#144A 3.625% 1/15/24	350,000	360,074
#144A 3.875% 1/15/27	350,000	361,175
Intel
1.70% 5/19/21	100,000	99,098
2.35% 5/11/22	200,000	201,557
2.45% 7/29/20	480,000	488,927
2.60% 5/19/26	150,000	145,886
2.70% 12/15/22	150,000	153,060
3.30% 10/1/21	254,000	266,083
3.70% 7/29/25	365,000	386,375
4.00% 12/15/32	250,000	274,485
4.10% 5/19/46	150,000	157,776
4.25% 12/15/42	250,000	269,476
4.80% 10/1/41	172,000	200,733
4.90% 7/29/45	520,000	622,871
KLA-Tencor 4.65% 11/1/24	300,000	325,472
Lam Research
2.75% 3/15/20	100,000	101,666
2.80% 6/15/21	150,000	151,874
Maxim Integrated Products
2.50% 11/15/18	200,000	201,274
3.375% 3/15/23	100,000	102,010
NVIDIA
2.20% 9/16/21	120,000	119,513
3.20% 9/16/26	200,000	199,344

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM
1.85% 5/20/19	120,000	$120,371
2.10% 5/20/20	90,000	90,720
2.25% 5/20/20	300,000	303,293
2.60% 1/30/23	300,000	300,928
2.90% 5/20/24	200,000	200,853
3.00% 5/20/22	300,000	309,095
3.25% 5/20/27	200,000	201,919
3.45% 5/20/25	300,000	309,811
4.30% 5/20/47	115,000	117,831
4.65% 5/20/35	200,000	218,626
4.80% 5/20/45	200,000	220,043
Texas Instruments
1.65% 8/3/19	100,000	100,015
2.25% 5/1/23	250,000	247,605
2.625% 5/15/24	48,000	47,971
2.75% 3/12/21	75,000	76,758
Xilinx
2.95% 6/1/24	100,000	100,242
3.00% 3/15/21	200,000	203,843

		10,726,303

Software–0.71%
Activision Blizzard
2.30% 9/15/21	95,000	94,553
2.60% 6/15/22	50,000	50,078
3.40% 9/15/26	100,000	101,360
3.40% 6/15/27	45,000	45,306
4.50% 6/15/47	60,000	60,854
Adobe Systems
3.25% 2/1/25	95,000	97,727
4.75% 2/1/20	85,000	90,530
Autodesk
3.125% 6/15/20	100,000	101,775
3.50% 6/15/27	100,000	99,956
4.375% 6/15/25	100,000	106,298
CA
3.60% 8/1/20	50,000	51,502
4.70% 3/15/27	100,000	105,051
5.375% 12/1/19	100,000	106,397
Cadence Design Systems 4.375% 10/15/24	75,000	77,913
Electronic Arts
3.70% 3/1/21	100,000	104,223
4.80% 3/1/26	100,000	110,876
Microsoft
1.10% 8/8/19	325,000	322,190
1.30% 11/3/18	115,000	114,833
1.55% 8/8/21	500,000	491,445
1.85% 2/6/20	200,000	200,892
2.00% 11/3/20	700,000	704,305

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.00% 8/8/23	250,000	$245,135
2.375% 5/1/23	150,000	149,976
2.40% 2/6/22	200,000	202,303
2.40% 8/8/26	850,000	822,550
2.65% 11/3/22	200,000	203,693
2.875% 2/6/24	65,000	66,481
3.00% 10/1/20	300,000	311,143
3.125% 11/3/25	200,000	205,701
3.30% 2/6/27	2,115,000	2,192,455
3.45% 8/8/36	250,000	252,319
3.50% 11/15/42	150,000	146,495
3.625% 12/15/23	300,000	319,706
3.70% 8/8/46	850,000	859,431
3.75% 2/12/45	500,000	508,608
3.95% 8/8/56	200,000	206,714
4.10% 2/6/37	200,000	217,177
4.20% 6/1/19	200,000	208,650
4.20% 11/3/35	200,000	222,773
4.25% 2/6/47	200,000	221,687
4.45% 11/3/45	200,000	225,802
4.50% 10/1/40	100,000	112,559
4.50% 2/6/57	200,000	226,982
4.75% 11/3/55	200,000	237,873
4.875% 12/15/43	800,000	936,778
5.20% 6/1/39	200,000	247,676
5.30% 2/8/41	400,000	502,414
Oracle
1.90% 9/15/21	455,000	451,936
2.25% 10/8/19	300,000	303,809
2.375% 1/15/19	200,000	202,063
2.40% 9/15/23	150,000	149,274
2.50% 5/15/22	1,000,000	1,015,334
2.50% 10/15/22	550,000	554,426
2.65% 7/15/26	460,000	452,371
2.95% 5/15/25	500,000	504,694
3.85% 7/15/36	150,000	155,548
3.875% 7/15/20	100,000	105,613
3.90% 5/15/35	355,000	373,000
4.00% 7/15/46	150,000	155,604
4.30% 7/8/34	700,000	766,297
4.375% 5/15/55	800,000	859,468
4.50% 7/8/44	500,000	554,610
5.00% 7/8/19	250,000	264,173
5.375% 7/15/40	400,000	497,620
6.125% 7/8/39	150,000	200,404
6.50% 4/15/38	200,000	275,119
VMware
2.30% 8/21/20	90,000	90,326

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
VMware (continued)
2.95% 8/21/22	105,000	$105,745
3.90% 8/21/27	85,000	86,097

		21,414,676

Specialty Retail–0.27%
Advance Auto Parts
4.50% 1/15/22	100,000	106,005
4.50% 12/1/23	100,000	104,912
AutoNation
3.35% 1/15/21	50,000	51,122
4.50% 10/1/25	45,000	47,626
AutoZone
2.875% 1/15/23	100,000	100,000
3.125% 4/21/26	75,000	72,880
3.75% 6/1/27	250,000	252,823
4.00% 11/15/20	75,000	78,618
Bed Bath & Beyond
3.749% 8/1/24	50,000	50,012
4.915% 8/1/34	530,000	487,879
Home Depot
1.80% 6/5/20	176,000	176,197
2.00% 6/15/19	900,000	905,829
2.00% 4/1/21	250,000	250,265
2.125% 9/15/26	155,000	145,731
2.70% 4/1/23	150,000	152,413
2.80% 9/14/27	200,000	196,418
3.00% 4/1/26	125,000	125,573
3.35% 9/15/25	265,000	274,379
3.50% 9/15/56	135,000	124,870
3.75% 2/15/24	200,000	211,914
3.90% 6/15/47	200,000	204,308
4.20% 4/1/43	150,000	160,277
4.25% 4/1/46	100,000	107,931
4.40% 4/1/21	100,000	107,396
4.875% 2/15/44	96,000	111,770
5.40% 9/15/40	100,000	124,016
5.875% 12/16/36	350,000	455,472
5.95% 4/1/41	100,000	132,047
Lowe’s
3.10% 5/3/27	250,000	248,895
3.12% 4/15/22	100,000	103,192
3.375% 9/15/25	120,000	123,730
3.70% 4/15/46	200,000	194,516
3.875% 9/15/23	200,000	214,133
4.05% 5/3/47	147,000	151,373
4.25% 9/15/44	250,000	261,958
4.375% 9/15/45	45,000	48,086
4.625% 4/15/20	150,000	158,200
4.65% 4/15/42	100,000	110,992
O’Reilly Automotive
3.55% 3/15/26	150,000	150,614

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
O’Reilly Automotive (continued)
3.60% 9/1/27	100,000	$100,142
3.80% 9/1/22	100,000	104,528
4.875% 1/14/21	45,000	48,217
QVC 4.375% 3/15/23	600,000	623,956
TJX
2.25% 9/15/26	250,000	232,929
2.50% 5/15/23	100,000	100,312

		8,294,456

Technology Hardware, Storage & Peripherals–0.65%
Apple
1.10% 8/2/19	250,000	247,907
1.50% 9/12/19	150,000	149,761
1.55% 2/7/20	950,000	945,634
1.55% 8/4/21	250,000	245,224
1.70% 2/22/19	85,000	85,221
1.90% 2/7/20	150,000	150,569
2.00% 5/6/20	100,000	100,551
2.10% 5/6/19	250,000	252,038
2.10% 9/12/22	150,000	149,023
2.15% 2/9/22	250,000	249,739
2.25% 2/23/21	500,000	504,263
2.30% 5/11/22	150,000	150,685
2.40% 5/3/23	822,000	821,080
2.45% 8/4/26	250,000	241,499
2.50% 2/9/22	150,000	152,077
2.50% 2/9/25	250,000	246,151
2.70% 5/13/22	100,000	101,955
2.85% 2/23/23	450,000	461,119
2.90% 9/12/27	400,000	397,550
3.00% 6/20/27	925,000	925,606
3.20% 5/13/25	150,000	154,179
3.20% 5/11/27	154,000	156,979
3.25% 2/23/26	415,000	426,742
3.35% 2/9/27	200,000	206,159
3.45% 5/6/24	350,000	367,326
3.45% 2/9/45	125,000	118,767
3.75% 9/12/47	225,000	222,555
3.85% 5/4/43	350,000	353,454
3.85% 8/4/46	635,000	643,548
4.25% 2/9/47	25,000	26,959
4.375% 5/13/45	100,000	108,932
4.45% 5/6/44	600,000	654,253
4.50% 2/23/36	250,000	281,835
4.65% 2/23/46	530,000	601,961
Dell International
#144A 3.48% 6/1/19	765,000	780,505
#144A 4.42% 6/15/21	900,000	945,713
#144A 5.45% 6/15/23	905,000	991,621
#144A 6.02% 6/15/26	250,000	278,103
#144A 8.10% 7/15/36	135,000	169,394

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International (continued)
#144A 8.35% 7/15/46	130,000	$167,490
DXC Technology 4.75% 4/15/27	300,000	321,491
Hewlett Packard Enterprise
2.85% 10/5/18	650,000	656,660
3.60% 10/15/20	550,000	570,499
4.90% 10/15/25	450,000	476,812
6.20% 10/15/35	250,000	269,131
6.35% 10/15/45	250,000	265,858
HP
4.30% 6/1/21	200,000	212,097
4.375% 9/15/21	150,000	159,474
4.65% 12/9/21	350,000	377,500
6.00% 9/15/41	305,000	326,740
HP Enterprise Services 7.45% 10/15/29	25,000	30,534
NetApp 3.375% 6/15/21	150,000	153,912
Seagate HDD Cayman
3.75% 11/15/18	600,000	610,869
#144A 4.25% 3/1/22	100,000	99,539
#144A 4.875% 3/1/24	100,000	98,690
Xerox
2.80% 5/15/20	250,000	250,956
3.50% 8/20/20	100,000	102,063
3.625% 3/15/23	150,000	148,927
4.50% 5/15/21	345,000	361,443

		19,727,322

Textiles, Apparel & Luxury Goods–0.03%
Coach
3.00% 7/15/22	150,000	149,990
4.125% 7/15/27	150,000	151,088
NIKE
2.25% 5/1/23	100,000	99,875
2.375% 11/1/26	150,000	142,484
3.375% 11/1/46	100,000	93,308
3.625% 5/1/43	100,000	98,512
3.875% 11/1/45	100,000	101,342

		836,599

Tobacco–0.31%
Altria Group
2.625% 1/14/20	1,000,000	1,015,772
2.625% 9/16/26	145,000	139,759
2.85% 8/9/22	200,000	204,371
3.875% 9/16/46	200,000	196,003
4.00% 1/31/24	89,000	94,611
4.50% 5/2/43	100,000	107,371
4.75% 5/5/21	200,000	216,881
5.375% 1/31/44	63,000	76,086
9.70% 11/10/18	119,000	129,317
BAT Capital
#144A 2.297% 8/14/20	200,000	200,777

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
BAT Capital (continued)
#144A 2.764% 8/15/22	400,000	$402,696
#144A 3.222% 8/15/24	400,000	401,586
#144A 3.557% 8/15/27	600,000	607,260
#144A 4.39% 8/15/37	275,000	283,131
#144A 4.54% 8/15/47	240,000	247,956
Philip Morris International
1.375% 2/25/19	65,000	64,690
1.625% 2/21/19	100,000	99,951
1.875% 1/15/19	500,000	501,427
1.875% 2/25/21	100,000	98,986
2.00% 2/21/20	100,000	100,155
2.125% 5/10/23	50,000	48,737
2.375% 8/17/22	150,000	149,398
2.625% 2/18/22	75,000	75,680
2.75% 2/25/26	100,000	97,827
2.90% 11/15/21	250,000	255,395
3.125% 8/17/27	150,000	150,759
3.375% 8/11/25	100,000	102,730
3.60% 11/15/23	600,000	631,179
4.125% 3/4/43	150,000	154,648
4.25% 11/10/44	85,000	88,928
4.375% 11/15/41	200,000	212,785
4.50% 3/26/20	100,000	105,988
4.50% 3/20/42	100,000	108,559
6.375% 5/16/38	150,000	200,203
Reynolds American
3.25% 6/12/20	49,000	50,386
4.00% 6/12/22	490,000	518,196
4.45% 6/12/25	105,000	112,722
4.85% 9/15/23	225,000	247,272
5.70% 8/15/35	50,000	58,804
5.85% 8/15/45	480,000	589,522
6.15% 9/15/43	125,000	157,313
8.125% 6/23/19	100,000	110,219

		9,416,036

Trading Companies & Distributors–0.06%
Air Lease
2.625% 7/1/22	200,000	198,786
3.375% 1/15/19	250,000	254,234
3.375% 6/1/21	100,000	103,237
3.875% 4/1/21	125,000	130,656
4.25% 9/15/24	300,000	316,784
GATX
2.50% 3/15/19	167,000	168,119
2.60% 3/30/20	100,000	100,972
3.25% 9/15/26	50,000	49,349
3.85% 3/30/27	50,000	50,912
5.20% 3/15/44	50,000	54,443
WW Grainger
3.75% 5/15/46	150,000	143,463

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
WW Grainger (continued)
4.20% 5/15/47	100,000	$101,511
4.60% 6/15/45	55,000	59,393

		1,731,859

Water Utilities–0.03%
American Water Capital
2.95% 9/1/27	180,000	179,567
3.75% 9/1/47	250,000	249,706
3.85% 3/1/24	250,000	264,352
4.00% 12/1/46	50,000	51,546
4.30% 12/1/42	100,000	108,133
United Utilities 5.375% 2/1/19	100,000	104,103

		957,407

Wireless Telecommunication Services–0.15%
America Movil
3.125% 7/16/22	200,000	205,432
4.375% 7/16/42	200,000	205,947
5.00% 10/16/19	500,000	530,022
5.00% 3/30/20	200,000	214,179
6.125% 11/15/37	150,000	182,845
6.125% 3/30/40	250,000	306,466
6.375% 3/1/35	25,000	31,296
Rogers Communications
2.90% 11/15/26	200,000	191,873
3.00% 3/15/23	125,000	126,099
3.625% 12/15/25	65,000	66,364
4.10% 10/1/23	300,000	319,675
4.50% 3/15/43	100,000	104,462
5.00% 3/15/44	100,000	113,198
7.50% 8/15/38	25,000	35,426
Vodafone Group
2.50% 9/26/22	300,000	300,670
2.95% 2/19/23	225,000	228,851
4.375% 2/19/43	150,000	150,951
5.45% 6/10/19	300,000	316,687
6.15% 2/27/37	700,000	857,737
7.875% 2/15/30	100,000	135,132

		4,623,312

Total Corporate Bonds (Cost $775,861,788)		809,339,948

MUNICIPAL BONDS–0.64%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	67,241
7.834% 2/15/41	55,000	84,083
8.084% 2/15/50	800,000	1,323,272
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	287,858

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds (continued)
Series S1 6.918% 4/1/40	100,000	$142,577
Series S1 7.043% 4/1/50	100,000	154,250
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	98,770
California State Taxable Build America Bonds
7.30% 10/1/39	1,100,000	1,618,078
7.60% 11/1/40	80,000	125,260
7.625% 3/1/40	85,000	130,334
7.95% 3/1/36	100,000	112,847
California State University Systemwide-Taxable Series B 3.899% 11/1/47	50,000	51,307
California State Various Purposes
6.20% 10/1/19	100,000	108,752
7.50% 4/1/34	325,000	472,527
7.55% 4/1/39	600,000	920,760
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	63,386
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	114,897
Series B 7.75% 1/1/42	100,000	108,348
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	130,639
Series B 6.899% 12/1/40	40,000	52,311
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	54,184
Series C 6.82% 7/1/45	75,000	109,833
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	126,225
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	117,046
Series E 4.20% 12/1/21	100,000	105,737
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	120,608
Series D 5.09% 10/1/30	200,000	220,678
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	269,932
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	113,290
East Bay, California Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	132,720

Principal Amount°		Value (U.S. $)

MUNICIPAL BONDS (continued)
Greater Chicago, Illinois Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	$189,997
Illinois State Taxable Pension
4.95% 6/1/23	100,000	104,105
5.10% 6/1/33	800,000	809,840
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	112,488
Los Angeles, California Community College District 6.75% 8/1/49	100,000	152,499
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	152,324
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	438,527
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,417
Series B 6.731% 7/1/43	50,000	67,066
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	127,032
6.668% 11/15/39	130,000	181,301
Series E 6.814% 11/15/40	500,000	703,150
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	118,668
Missouri State Health & Educational Facilities Authority Taxable (Washington Univesity) Series A 3.652% 8/15/57	150,000	147,948
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	155,354
Taxable 6.637% 4/1/57	150,000	189,711
Taxable 7.055% 4/1/57	100,000	123,763
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	280,789
^Series B 0.623% 2/15/22 (AGM)	200,000	174,624
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	127,730
Series C 5.754% 12/15/28	100,000	112,454
Series C 6.104% 12/15/28	200,000	210,374
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	511,252
Series F 7.414% 1/1/40	90,000	135,795
New York City, New York 5.517% 10/1/37	85,000	106,070

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	$86,254
5.75% 6/15/41	100,000	132,667
5.952% 6/15/42	100,000	136,267
6.011% 6/15/42	35,000	47,761
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	117,220
Series F-1 6.271% 12/1/37	100,000	134,457
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	250,974
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	81,060
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	127,334
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	61,181
Ohio State University Taxable Series A 3.798% 12/1/46	100,000	102,648
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	119,801
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	293,305
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	96,283
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	109,835
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	195,137
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	323,865
Series 168th 4.926% 10/1/51	350,000	421,288
Series 174th 4.458% 10/1/62	250,000	280,055
Series 181st 4.96% 8/1/46	155,000	189,976
Series 192nd 4.81% 10/15/65	250,000	291,387
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	188,739
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	71,370

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	$279,497
5.985% 2/1/39	50,000	66,761
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	135,977
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	138,513
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	140,447
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	128,638
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	237,226
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	138,324
University of California Taxable
Series AD 4.858% 5/15/12	250,000	269,703
Series AQ 4.767% 5/15/15	250,000	262,450
Series AX 3.063% 7/1/25	100,000	102,559
University of Texas System Revenue Taxable 3.354% 8/15/47	100,000	98,622
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	108,747
University of Virginia Taxable Series C 4.179% 9/1/17	50,000	50,247
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	106,092
Series D 4.554% 7/1/24	60,000	65,884

Total Municipal Bonds (Cost $15,980,069)		19,169,579

NON-AGENCY ASSET-BACKED SECURITIES–0.45%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	700,042
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,000,000	1,001,357
BA Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	350,000	350,504
BMW Vehicle Lease Trust Series 2017-1 A3 1.98% 5/20/20	750,000	752,174
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,605,798
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,125,795
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	991,254

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued) Series 2014-A5 A5 2.68% 6/7/23	1,000,000	$1,021,358
Discover Card Execution Note Trust Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,005,922
Ford Credit Auto Owner Trust Series 2017-A A3 1.67% 6/15/21	700,000	698,900
Honda Auto Receivables Owner Trust Series 2016-1 A4 1.38% 4/18/22	1,285,000	1,278,928
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	866,317
Series 2016-3 C 2.46% 3/15/22	1,000,000	1,005,190
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	599,589
Toyota Auto Receivables Owner Trust Series 2017-B A3 1.76% 7/15/21	700,000	699,919

Total Non-Agency Asset-Backed Securities (Cost $13,626,240)		13,703,047

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.09%
BANK Series 2017-BNK7 A4 3.175% 9/15/60	500,000	501,299
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,279,184
Series 2013-GC11 AS 3.422% 4/10/46	770,000	790,082
Series 2013-GC15 A3 4.095% 9/10/46	800,000	856,814
•Series 2015-GC33 B 4.723% 9/10/58	500,000	533,693
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,016,138
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,454,286
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,578,994
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	1,022,703
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,047,019
◆Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	579,406
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.718% 8/15/48	1,000,000	1,043,939
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,515,144
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,538,033
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,576,449
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	2,074,616
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,011,548
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,139,408
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	735,906
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,019,120
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,312,246

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C25 ASB 3.383% 10/15/48	800,000	$831,958
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	516,221
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,042,106
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.43% 7/15/46	400,000	417,100
Series 2015-C30 A3 3.411% 9/15/58	500,000	513,903
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,043,790
Series 2015-LC20 A2 2.678% 4/15/50 .	600,000	607,399
Series 2015-P2 A4 3.809% 12/15/48	665,000	702,807
Series 2016-C34 A2 2.603% 6/15/49	600,000	605,325
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	953,970
•Series 2013-C15 C 4.628% 8/15/46	1,000,000	1,018,037
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,049,552

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $32,805,567)		32,928,195

ΔREGIONAL BONDS–0.24%
Canada–0.24%
Province of Alberta Canada 2.20% 7/26/22	500,000	497,923
Province of British Columbia Canada
2.00% 10/23/22	150,000	148,521
6.50% 1/15/26	100,000	125,819
7.25% 9/1/36	100,000	153,593
Province of Manitoba Canada 2.10% 9/6/22	63,000	62,410
Province of Ontario Canada
1.625% 1/18/19	900,000	899,252
1.65% 9/27/19	100,000	99,697
1.875% 5/21/20	500,000	499,568
2.20% 10/3/22	500,000	499,214
2.40% 2/8/22	750,000	756,650
2.45% 6/29/22	150,000	151,388
4.00% 10/7/19	200,000	208,538
4.40% 4/14/20	400,000	424,455
Province of Quebec Canada
2.50% 4/20/26	1,000,000	991,653
2.625% 2/13/23	350,000	355,292
2.75% 4/12/27	300,000	300,008
3.50% 7/29/20	300,000	312,944
7.50% 7/15/23	200,000	249,856
7.50% 9/15/29	175,000	249,853

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	$126,398

		7,113,032

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	105,040

		105,040

Total Regional Bonds (Cost $7,069,720)		7,218,072

ΔSOVEREIGN BONDS–1.33%
Canada–0.08%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,001,939
Export Development Canada
1.25% 12/10/18	80,000	79,586
1.50% 5/26/21	200,000	197,183
1.75% 7/21/20	1,000,000	1,000,770

		2,279,478

Chile–0.03%
Chile Government International Bonds
2.25% 10/30/22	100,000	99,797
3.125% 1/21/26	826,000	850,532

		950,329

Colombia–0.13%
Colombia Government International Bonds
2.625% 3/15/23	700,000	688,187
3.875% 4/25/27	350,000	356,037
4.00% 2/26/24	250,000	260,813
5.00% 6/15/45	500,000	515,625
6.125% 1/18/41	200,000	235,700
7.375% 3/18/19	700,000	757,134
7.375% 9/18/37	500,000	662,000
8.125% 5/21/24	250,000	320,937

		3,796,433

Hungary–0.11%
Hungary Government International Bonds
5.375% 3/25/24	700,000	801,835
6.375% 3/29/21	1,150,000	1,298,005
7.625% 3/29/41	700,000	1,086,925

		3,186,765

Iraq–0.02%
Iraq Government AID Bond 2.149% 1/18/22	695,000	699,649

		699,649

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	$239,937
Israel Government International Bonds
2.875% 3/16/26	200,000	202,171
3.15% 6/30/23	200,000	207,352
4.00% 6/30/22	150,000	161,237
4.50% 1/30/43	200,000	217,542
5.125% 3/26/19	175,000	183,689

		1,211,928

Italy–0.04%
Republic of Italy Government International Bonds
5.375% 6/15/33	800,000	930,965
6.875% 9/27/23	350,000	420,385

		1,351,350

Japan–0.14%
Japan Bank for International Cooperation
1.75% 11/13/18	500,000	499,738
1.75% 5/29/19	200,000	199,292
1.875% 4/20/21	300,000	296,712
2.00% 11/4/21	200,000	198,109
2.125% 6/1/20	200,000	200,234
2.125% 7/21/20	200,000	200,631
2.25% 11/4/26	200,000	192,269
2.375% 7/21/22	300,000	301,400
2.375% 4/20/26	300,000	292,304
2.50% 6/1/22	200,000	202,039
2.50% 5/28/25	700,000	695,304
2.875% 6/1/27	350,000	353,643
2.875% 7/21/27	200,000	202,122
3.375% 7/31/23	200,000	209,981
Japan International Cooperation Agency 2.125% 10/20/26	200,000	189,962

		4,233,740

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	440,790
3.60% 1/30/25	1,400,000	1,438,500
3.625% 3/15/22	868,000	911,834
4.00% 10/2/23	550,000	582,835
4.125% 1/21/26	285,000	300,604
4.15% 3/28/27	370,000	389,351
4.35% 1/15/47	200,000	195,000
4.75% 3/8/44	1,000,000	1,033,000
5.75% 10/12/10	800,000	861,600
6.05% 1/11/40	475,000	571,781
6.75% 9/27/34	500,000	658,000

		7,383,295

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama–0.06%
Panama Government International Bonds
3.875% 3/17/28	300,000	$315,000
5.20% 1/30/20	800,000	860,400
6.70% 1/26/36	200,000	265,500
7.125% 1/29/26	100,000	129,500
8.875% 9/30/27	100,000	145,750
9.375% 4/1/29	100,000	151,000

		1,867,150

Peru–0.06%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	386,750
5.625% 11/18/50	100,000	126,500
6.55% 3/14/37	500,000	675,000
7.125% 3/30/19	225,000	244,237
7.35% 7/21/25	100,000	131,550
8.75% 11/21/33	200,000	315,300

		1,879,337

Philippines–0.14%
Philippine Government International Bonds
3.70% 2/2/42	200,000	199,879
3.95% 1/20/40	500,000	519,071
5.00% 1/13/37	500,000	592,291
7.75% 1/14/31	1,000,000	1,456,830
8.375% 6/17/19	1,000,000	1,113,224
9.50% 2/2/30	300,000	483,283

		4,364,578

Poland–0.08%
Republic of Poland Government International Bonds
3.00% 3/17/23	250,000	256,267
3.25% 4/6/26	400,000	411,337
5.00% 3/23/22	500,000	553,247
5.125% 4/21/21	700,000	768,320
6.375% 7/15/19	380,000	410,723

		2,399,894

Republic of Korea–0.03%
Korea International Bonds
2.75% 1/19/27	500,000	485,847
3.875% 9/11/23	200,000	213,072
7.125% 4/16/19	200,000	215,580

		914,499

Sweden–0.03%
Svensk Exportkredit
1.25% 4/12/19	600,000	596,244
1.875% 6/23/20	400,000	400,319

		996,563

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	$756,709

		756,709

Uruguay–0.07%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	324,187
5.10% 6/18/50	1,000,000	1,057,500
7.625% 3/21/36	250,000	351,875
8.00% 11/18/22	200,000	245,000

		1,978,562

Total Sovereign Bonds (Cost $38,740,196)		40,250,259

SUPRANATIONAL BANKS–1.54%
African Development Bank
1.00% 5/15/19	400,000	396,100
1.125% 3/4/19	600,000	596,327
1.125% 9/20/19	400,000	395,889
1.375% 12/17/18	129,000	128,732
1.875% 3/16/20	500,000	501,891
Andina de Fomento
2.00% 5/10/19	300,000	300,178
2.20% 7/18/20	300,000	300,942
4.375% 6/15/22	250,000	270,765
8.125% 6/4/19	140,000	154,010
Asian Development Bank
1.00% 8/16/19	100,000	98,881
1.375% 1/15/19	800,000	798,211
1.375% 3/23/20	200,000	198,624
1.625% 3/16/21	400,000	396,776
1.75% 3/21/19	350,000	350,873
1.75% 1/10/20	1,000,000	1,001,855
1.75% 8/14/26	100,000	94,586
1.875% 4/12/19	300,000	301,418
1.875% 2/18/22	600,000	596,597
2.00% 4/24/26	600,000	580,242
2.375% 8/10/27	250,000	248,334
2.625% 1/12/27	1,000,000	1,015,242
Council of Europe Development Bank
1.75% 11/14/19	400,000	400,650
1.875% 1/27/20	450,000	451,855
European Bank for Reconstruction & Development
0.875% 7/22/19	100,000	98,356
1.50% 3/16/20	250,000	248,635
1.625% 11/15/18	500,000	500,235
1.875% 2/23/22	400,000	397,399
European Investment Bank
1.125% 8/15/19	200,000	198,238
1.25% 5/15/19	500,000	497,282
1.25% 12/16/19	1,000,000	991,092

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
1.625% 3/16/20	1,500,000	$1,496,883
1.625% 6/15/21	600,000	594,013
1.75% 6/17/19	1,500,000	1,503,850
1.875% 3/15/19	500,000	502,098
2.00% 3/15/21	800,000	803,379
2.25% 8/15/22	1,000,000	1,007,791
2.375% 6/15/22	1,000,000	1,014,625
2.50% 4/15/21	1,500,000	1,530,430
2.875% 9/15/20	350,000	360,689
3.25% 1/29/24	1,400,000	1,480,050
4.00% 2/16/21	400,000	427,536
4.875% 2/15/36	700,000	905,528
FMS Wertmanagement
1.375% 6/8/21	500,000	490,370
1.625% 11/20/18	500,000	500,414
2.00% 8/1/22	800,000	796,990
Inter-American Development Bank
1.00% 5/13/19	300,000	296,937
1.25% 9/14/21	700,000	681,942
1.375% 7/15/20	1,250,000	1,235,699
1.625% 5/12/20	600,000	598,514
1.875% 3/15/21	500,000	500,266
2.00% 6/2/26	250,000	241,570
2.125% 11/9/20	400,000	403,543
3.00% 10/4/23	500,000	522,143
3.00% 2/21/24	400,000	416,555
3.20% 8/7/42	100,000	99,525
3.875% 2/14/20	200,000	210,058
3.875% 10/28/41	100,000	111,937
4.375% 1/24/44	56,000	67,283
International Bank for Reconstruction & Development
0.875% 8/15/19	1,000,000	986,354
1.00% 10/5/18	1,400,000	1,394,719
1.125% 11/27/19	1,000,000	988,812
1.25% 7/26/19	500,000	496,902
1.375% 5/24/21	300,000	294,771
1.375% 9/20/21	300,000	293,636
1.625% 3/9/21	1,000,000	993,040
1.625% 2/10/22	600,000	591,034
1.875% 3/15/19	1,000,000	1,005,117
1.875% 10/7/19	700,000	703,240
1.875% 4/21/20	1,000,000	1,004,113
2.125% 11/1/20	1,000,000	1,010,161
2.125% 2/13/23	100,000	99,222
2.50% 11/25/24	900,000	906,953
2.50% 7/29/25	1,200,000	1,202,048
4.75% 2/15/35	50,000	62,756
7.625% 1/19/23	100,000	127,183
International Finance
1.125% 7/20/21	200,000	194,235

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
1.25% 11/27/18	156,000	$155,513
1.625% 7/16/20	700,000	698,154
1.75% 9/16/19	400,000	401,056
1.75% 3/30/20	500,000	501,078
Nordic Investment Bank
1.125% 2/25/19	600,000	596,549
1.625% 11/20/20	200,000	199,132
2.25% 9/30/21	200,000	202,238

Total Supranational Banks (Cost $46,212,073)		46,418,849

U.S. TREASURY OBLIGATIONS–36.79%
U.S. Treasury Bonds
2.25% 8/15/46	8,000,000	7,034,378
2.50% 2/15/45	12,900,000	12,034,542
2.50% 2/15/46	6,350,000	5,906,864
2.50% 5/15/46	7,200,000	6,690,660
2.75% 8/15/42	2,600,000	2,569,277
2.75% 11/15/42	3,500,000	3,455,703
2.75% 8/15/47	4,200,000	4,109,519
2.875% 5/15/43	13,500,000	13,611,270
2.875% 8/15/45	1,200,000	1,205,461
3.00% 5/15/42	2,850,000	2,949,138
3.00% 11/15/45	8,100,000	8,333,982
3.00% 2/15/47	9,700,000	9,980,012
3.00% 5/15/47	3,700,000	3,808,037
3.125% 11/15/41	4,000,000	4,233,281
3.125% 2/15/42	3,050,000	3,226,328
3.125% 2/15/43	9,000,000	9,499,219
3.125% 8/15/44	21,000,000	22,159,922
3.50% 2/15/39	2,650,000	2,993,154
3.625% 8/15/43	5,000,000	5,739,063
3.625% 2/15/44	3,000,000	3,447,832
3.75% 8/15/41	3,850,000	4,502,696
3.875% 8/15/40	3,750,000	4,460,303
4.25% 11/15/40	4,000,000	5,020,469
4.375% 5/15/40	2,500,000	3,187,842
4.375% 5/15/41	2,750,000	3,518,604
4.50% 8/15/39	3,350,000	4,332,492
4.625% 2/15/40	4,100,000	5,397,586
4.75% 2/15/41	3,750,000	5,039,063
5.00% 5/15/37	1,000,000	1,367,148
5.25% 11/15/28	500,000	641,748
5.375% 2/15/31	500,000	670,264
5.50% 8/15/28	500,000	651,699
6.125% 11/15/27	800,000	1,076,469
6.125% 8/15/29	300,000	416,502
U.S. Treasury Notes
0.75% 10/31/18	13,900,000	13,807,152
0.75% 8/15/19	14,000,000	13,818,164
0.875% 7/31/19	6,000,000	5,938,242

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.00% 11/30/19	28,500,000	$28,202,754
1.125% 1/31/19	13,000,000	12,952,012
1.125% 2/28/19	5,000,000	4,980,567
1.125% 5/31/19	2,000,000	1,990,039
1.125% 4/30/20	17,000,000	16,814,727
1.125% 6/30/21	7,000,000	6,839,082
1.125% 8/31/21	12,000,000	11,697,890
1.25% 11/30/18	3,000,000	2,995,430
1.25% 3/31/19	15,000,000	14,963,087
1.25% 5/31/19	15,000,000	14,954,883
1.25% 6/30/19	3,000,000	2,989,805
1.25% 8/31/19	27,000,000	26,888,204
1.25% 3/31/21	10,000,000	9,839,258
1.375% 11/30/18	3,000,000	2,999,531
1.375% 12/31/18	3,500,000	3,499,180
1.375% 7/31/19	23,000,000	22,965,859
1.375% 1/15/20	4,000,000	3,986,875
1.375% 1/31/20	23,000,000	22,919,590
1.375% 2/29/20	10,000,000	9,959,961
1.375% 3/31/20	18,000,000	17,918,789
1.375% 8/31/20	15,000,000	14,898,925
1.375% 1/31/21	14,000,000	13,853,711
1.375% 6/30/23	9,400,000	9,064,391
1.50% 12/31/18	18,300,000	18,322,518
1.50% 5/31/20	7,000,000	6,985,782
1.50% 8/15/20	7,000,000	6,979,902
1.50% 2/28/23	12,000,000	11,695,313
1.50% 3/31/23	4,500,000	4,381,524
1.50% 8/15/26	11,000,000	10,300,474
1.625% 4/30/19	13,000,000	13,038,594
1.625% 6/30/19	16,000,000	16,048,125
1.625% 8/31/19	11,000,000	11,032,227
1.625% 11/30/20	11,000,000	10,985,175
1.625% 8/31/22	9,000,000	8,877,480
1.625% 11/15/22	16,750,000	16,491,226
1.625% 5/31/23	16,000,000	15,657,187
1.625% 10/31/23	18,000,000	17,552,110
1.625% 2/15/26	11,000,000	10,460,527
1.625% 5/15/26	6,500,000	6,166,621
1.75% 12/31/20	8,000,000	8,016,094
1.75% 5/15/22	9,000,000	8,953,418
1.75% 5/15/23	25,000,000	24,640,625
1.875% 2/28/22	4,000,000	4,001,797
1.875% 3/31/22	15,000,000	14,997,071
2.00% 9/30/20	14,000,000	14,150,938
2.00% 8/31/21	5,000,000	5,040,527
2.00% 11/15/21	4,700,000	4,737,086
2.00% 2/15/22	8,000,000	8,053,282
2.00% 2/15/23	14,150,000	14,160,502
2.00% 4/30/24	8,000,000	7,939,375
2.00% 5/31/24	10,000,000	9,917,969
2.00% 2/15/25	11,000,000	10,851,757

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 11/15/26	5,000,000	$4,873,437
2.125% 8/31/20	19,000,000	19,275,352
2.125% 8/15/21	7,500,000	7,597,119
2.125% 12/31/22	3,000,000	3,022,266
2.125% 11/30/23	22,000,000	22,071,328
2.125% 2/29/24	12,000,000	12,011,719
2.125% 9/30/24	7,000,000	6,983,047
2.25% 3/31/21	7,700,000	7,838,059
2.25% 4/30/21	10,000,000	10,178,320
2.25% 11/15/25	15,000,000	15,002,051
2.25% 2/15/27	16,000,000	15,905,938
2.25% 8/15/27	9,500,000	9,436,728
2.375% 8/15/24	35,000,000	35,499,705
2.375% 5/15/27	8,500,000	8,536,689
2.50% 8/15/23	18,250,000	18,723,715
2.625% 8/15/20	6,000,000	6,171,445
2.625% 11/15/20	6,500,000	6,692,080
2.75% 2/15/19	1,500,000	1,527,217
2.75% 11/15/23	5,000,000	5,197,851
2.75% 2/15/24	26,000,000	27,008,517
3.125% 5/15/19	4,000,000	4,108,750
3.125% 5/15/21	3,500,000	3,671,309
3.375% 11/15/19	6,500,000	6,755,176
3.50% 5/15/20	4,000,000	4,199,531
3.625% 8/15/19	5,500,000	5,720,322
3.625% 2/15/20	6,000,000	6,292,265
3.625% 2/15/21	9,000,000	9,572,520
3.75% 11/15/18	3,630,000	3,724,437
6.00% 2/15/26	750,000	966,240
6.25% 8/15/23	1,600,000	1,973,781
6.625% 2/15/27	750,000	1,025,596
6.75% 8/15/26	500,000	681,357
6.875% 8/15/25	1,000,000	1,340,019
7.125% 2/15/23	1,000,000	1,262,481
7.25% 8/15/22	500,000	624,023
7.50% 11/15/24	500,000	677,783
7.625% 11/15/22	500,000	638,389
7.625% 2/15/25	500,000	687,246
7.875% 2/15/21	750,000	901,699
8.00% 11/15/21	1,700,000	2,118,891
8.125% 8/15/19	750,000	842,227
8.125% 5/15/21	500,000	612,500
8.125% 8/15/21	700,000	866,783
8.50% 2/15/20	150,000	174,548
8.75% 5/15/20	900,000	1,067,186
8.75% 8/15/20	800,000	960,391
8.875% 2/15/19	750,000	826,538

Total U.S. Treasury Obligations (Cost $1,097,744,686)		1,111,288,432

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	55,981,941	$55,981,941

Total Money Market Fund (Cost $55,981,941)		55,981,941

TOTAL VALUE OF SECURITIES–101.23% (Cost $2,998,561,502)	$3,057,543,663
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.23%)	(37,054,067)

NET ASSETS APPLICABLE TO 263,825,728 SHARES OUTSTANDING–100.00%	$3,020,489,596

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $14,203,758, which represents 0.47% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2017.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Considered an affiliated company. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes.

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (’’NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Commercial Mortgage-Backed Securities	$—	$21,234,308	$21,234,308
Agency Mortgage-Backed Securities	—	848,025,106	848,025,106
Agency Obligations.	—	51,985,927	51,985,927
Corporate Bonds	—	809,339,948	809,339,948
Municipal Bonds	—	19,169,579	19,169,579
Non-Agency Asset-Backed Securities	—	13,703,047	13,703,047
Non-Agency Commercial Mortgage-Backed
Securities	—	32,928,195	32,928,195
Regional Bonds	—	7,218,072	7,218,072
Sovereign Bonds	—	40,250,259	40,250,259
Supranational Banks	—	46,418,849	46,418,849
U.S. Treasury Obligations	—	1,111,288,432	1,111,288,432
Money Market Fund	55,981,941	—	55,981,941

Total Investments	$55,981,941	$3,001,561,722	$3,057,543,663

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation. Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Interest Income
Lincoln National 4.00% 9/1/23	$521,997	$—	$—	$—	$5,219	$527,216	$14,917

LVIP SSGA Bond Index Fund–61

LVIP SSGA Developed International 150 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK–98.70%
Australia–6.42%
Bendigo & Adelaide Bank	727,136	$6,621,946
Boral	1,366,900	7,258,769
Coca-Cola Amatil	769,795	4,667,584
Fortescue Metals Group	1,293,300	5,214,348
GPT Group	1,579,538	6,145,388
Mirvac Group	3,673,949	6,599,426
Scentre Group	1,924,133	5,931,509
Sonic Healthcare	377,346	6,189,155
Telstra	1,764,620	4,830,746
Vicinity Centres	2,924,468	6,101,914
Wesfarmers	184,580	5,983,946

		65,544,731

Austria–1.64%
OMV	157,055	9,149,373
voestalpine	149,035	7,599,753

		16,749,126

Belgium–0.74%
Solvay Class A	50,597	7,558,795

		7,558,795

Canada–0.75%
Magna International	143,000	7,631,633

		7,631,633

Finland–2.13%
Fortum	392,657	7,838,333
Stora Enso Class R	509,561	7,196,889
UPM-Kymmene	246,108	6,669,765

		21,704,987

France–9.69%
AXA.	239,746	7,251,075
BNP Paribas	93,390	7,533,274
Carrefour	259,942	5,252,019
Credit Agricole	459,876	8,359,452
Engie	448,881	7,623,751
Fonciere Des Regions	73,473	7,632,169
Gecina	47,765	7,745,414
Orange	389,783	6,385,088
Renault	69,826	6,858,848
Sanofi	68,126	6,764,327
SCOR	161,392	6,766,828
Societe Generale	119,325	6,985,932
TOTAL	122,167	6,561,766
Vinci	75,930	7,215,230

		98,935,173

Germany–4.11%
Allianz	33,302	7,476,362
Bayer	52,766	7,190,585
Bayerische Motoren Werke	67,467	6,844,020
Daimler	80,919	6,452,707

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
K+S	266,487	$7,259,851
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	31,592	6,754,550

		41,978,075

∎Hong Kong–3.93%
CK Hutchison Holdings	490,014	6,263,493
Hongkong Land Holdings	852,300	6,136,560
Jardine Matheson Holdings	93,500	5,924,160
Link REIT	895,087	7,253,188
New World Development	4,849,832	6,965,937
#WH Group 144A	7,126,500	7,572,066

		40,115,404

Ireland–0.69%
†AerCap Holdings	136,900	6,996,959

		6,996,959

Italy–3.68%
Assicurazioni Generali	386,988	7,208,326
Atlantia	230,942	7,290,504
Intesa Sanpaolo	2,224,843	7,867,590
Snam	1,424,335	6,861,626
†UniCredit	392,441	8,358,145

		37,586,191

Japan–33.82%
Amada Holdings	528,300	5,798,272
Aozora Bank	163,100	6,203,670
Asahi Glass	150,400	5,580,271
Astellas Pharma	450,700	5,733,633
Bridgestone	149,088	6,765,104
Brother Industries	287,300	6,684,305
Canon	193,844	6,623,685
Chubu Electric Power	458,278	5,689,530
Dai Nippon Printing	280,000	6,701,089
Daicel	503,700	6,069,915
Daiichi Sankyo	265,263	5,983,004
Denso	133,000	6,728,896
Electric Power Development	257,400	6,464,451
FUJIFILM Holdings	153,100	5,941,681
Hitachi	1,099,631	7,748,477
Honda Motor	199,100	5,895,589
ITOCHU	417,617	6,839,976
Japan Tobacco	181,046	5,933,772
JXTG Holdings	1,277,200	6,570,727
Kajima	900,000	8,942,013
Kirin Holdings	322,600	7,591,600
Konica Minolta	663,100	5,445,051
Kuraray	397,600	7,434,352
Kyocera	108,800	6,750,870
Marubeni	980,916	6,699,257
Mazda Motor	428,500	6,568,874

LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mebuki Financial Group	1,499,100	$5,795,232
Mitsubishi Chemical Holdings	789,400	7,520,434
Mitsubishi Gas Chemical	295,000	6,913,264
Mitsubishi Materials	195,200	6,748,083
Mitsubishi Tanabe Pharma	290,821	6,668,013
Mizuho Financial Group	3,267,100	5,722,688
NEC.	244,600	6,629,904
Nippon Express	114,800	7,478,196
Nippon Telegraph & Telephone	135,700	6,219,106
Nissan Motor	608,462	6,026,491
Nomura Research Institute	163,500	6,378,716
Obayashi.	635,000	7,612,664
Oji Holdings	1,234,000	6,656,636
Resona Holdings	1,116,934	5,737,284
Sekisui House	364,055	6,135,795
Subaru	163,800	5,910,047
Sumitomo	445,700	6,410,713
Sumitomo Electric Industries	368,800	6,024,034
Sumitomo Heavy Industries	170,600	6,837,645
Sumitomo Mitsui Financial Group	161,100	6,184,866
Sumitomo Mitsui Trust Holdings	172,200	6,214,656
Taisei	163,400	8,567,518
TDK.	94,200	6,395,805
Tohoku Electric Power	453,500	5,767,238
Toppan Printing	589,000	5,841,582
Toyota Industries	121,600	6,991,797
Toyota Motor	108,782	6,486,800

		345,263,271

Netherlands–3.31%
ING Groep	410,201	7,563,138
Koninklijke Ahold Delhaize	288,369	5,391,825
NN Group	186,354	7,799,116
Randstad Holding	100,103	6,192,436
Royal Dutch Shell Class B	224,024	6,887,909

		33,834,424

New Zealand–0.62%
Fletcher Building	1,090,407	6,292,932

		6,292,932

Norway–2.86%
†Marine Harvest	385,903	7,631,329
Norsk Hydro	1,018,217	7,402,193
Orkla	677,817	6,953,060
Yara International	161,445	7,230,514

		29,217,096

Portugal–0.71%
EDP - Energias de Portugal	1,933,788	7,279,458

		7,279,458

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Singapore–1.74%
Keppel	1,269,578	$6,074,357
Singapore Telecommunications	2,208,000	5,990,225
Wilmar International	2,438,858	5,717,548

		17,782,130

Spain–3.37%
Abertis Infraestructuras	378,467	7,649,004
ACS Actividades de Construccion y
Servicios	183,309	6,793,152
Banco Bilbao Vizcaya Argentaria	785,351	7,018,168
Enagas	235,630	6,635,050
Gas Natural SDG	284,780	6,304,171

		34,399,545

Sweden–2.53%
Investor Class B	147,745	7,297,550
Nordea Bank	535,351	7,256,412
Skanska Class B	256,857	5,950,830
Telefonaktiebolaget LM Ericsson
Class B	933,287	5,359,161

		25,863,953

Switzerland–1.96%
Adecco Group	87,003	6,774,437
Novartis	81,995	7,019,554
Swiss Re	68,677	6,219,831

		20,013,822

United Kingdom–14.00%
3i Group	688,107	8,418,439
Aegon	1,163,698	6,777,846
AstraZeneca	99,092	6,579,412
Babcock International Group	532,765	5,907,565
Barratt Developments	900,353	7,413,777
Berkeley Group Holdings	152,069	7,574,222
BP	1,093,298	6,992,537
Capita	848,719	6,425,652
Direct Line Insurance Group	1,446,869	7,049,493
HSBC Holdings	753,453	7,441,961
J Sainsbury	1,831,533	5,838,671
Kingfisher	1,507,993	6,031,821
Marks & Spencer Group	1,488,505	7,048,905
Meggitt.	1,108,416	7,738,295
Pearson	767,779	6,296,402
Persimmon	234,518	8,114,041
Royal Mail	1,175,954	6,054,140
Smith & Nephew	392,965	7,098,205
Tate & Lyle	626,752	5,446,412
Travis Perkins	323,500	6,276,935

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	2,308,053	$6,457,748

		142,982,479

Total Common Stock (Cost $890,766,330)		1,007,730,184

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–0.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	5,913,283	$5,913,283

Total Money Market Fund (Cost $5,913,283)		5,913,283

TOTAL VALUE OF SECURITIES–99.28% (Cost $896,679,613)	1,013,643,467
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.72%	7,301,458

NET ASSETS APPLICABLE TO 108,563,660 SHARES OUTSTANDING–100.00%	$1,020,944,925

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $7,572,066, which represents 0.74% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $362,782 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
119	E-mini MSCI EAFE Index	$11,645,767	$11,771,480	12/18/17	$125,713

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

MSCI–Morgan Stanley Capital International

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:

Assets:
Common Stock.	$1,007,730,184
Money Market Fund	5,913,283

Total Investments	$1,013,643,467

Derivatives:

Assets:
Futures Contracts	$125,713

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Developed International 150 Fund–5

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–94.51%
Brazil–3.54%
†BRF	646,700	$9,351,897
Cosan Industria e Comercio	615,200	7,016,095
Fibria Celulose	831,900	11,257,829

		27,625,821

Chile–0.94%
Cencosud	2,396,998	7,327,500

		7,327,500

Czech Republic–1.09%
CEZ	423,606	8,503,780

		8,503,780

∎Hong Kong–26.01%
Agricultural Bank of China	16,079,000	7,204,222
Bank of China	14,725,100	7,257,365
Bank of Communications	9,478,000	6,915,945
Beijing Enterprises Holdings	1,396,000	7,505,761
China Cinda Asset Management	18,500,809	6,820,924
China CITIC Bank	11,016,000	6,994,644
China Communications Construction	5,054,000	6,308,119
China Construction Bank	9,033,000	7,493,195
China Everbright Bank	14,763,000	6,822,473
China Galaxy Securities	7,748,000	6,794,229
China Merchants Port Holdings	2,618,346	8,078,004
China Minsheng Banking	6,727,500	6,166,330
China Mobile	667,500	6,763,355
China Overseas Land & Investment	2,430,000	7,901,326
China Resources Power Holdings	4,026,238	7,267,392
China Telecom	15,434,000	7,903,118
CITIC	5,210,000	7,696,682
COSCO SHIPPING Ports	6,612,322	7,355,865
Dongfeng Motor Group	6,392,000	8,444,549
Great Wall Motor	6,343,000	7,795,176
Guangzhou Automobile Group	4,546,000	10,521,747
Huaneng Power International	10,830,000	6,696,311
Industrial & Commercial Bank of China	11,186,000	8,305,443
Lenovo Group	11,756,000	6,486,297
Longfor Properties	4,189,000	10,564,199
Sinopharm Group	1,537,200	6,769,379
Want Want China Holdings	11,186,000	7,861,532

		202,693,582

Hungary–1.05%
Richter Gedeon	329,029	8,171,831

		8,171,831

Indonesia–0.99%
Indofood Sukses Makmur	12,302,700	7,695,467

		7,695,467

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia–1.00%
Kuala Lumpur Kepong	1,343,500	$7,814,413

		7,814,413

Mexico–1.93%
Fibra Uno Administracion	4,402,011	7,426,127
Wal-Mart de Mexico	3,328,189	7,621,388

		15,047,515

Republic of Korea–24.68%
BNK Financial Group	887,521	7,748,906
Dongbu Insurance	132,424	8,440,173
GS Holdings	146,620	8,397,671
Hanwha Chemical	330,404	9,360,990
Hyosung	65,691	8,345,083
Hyundai Glovis	54,350	7,023,006
Hyundai Mobis	33,708	7,063,273
Hyundai Motor	50,870	6,684,363
Hyundai Steel	139,978	6,452,908
Industrial Bank of Korea	667,416	8,391,138
Kangwon Land	224,568	6,862,426
KB Financial Group	166,189	8,140,047
KCC	23,468	7,673,433
Kia Motors	223,965	6,188,931
Korea Electric Power	175,821	5,986,833
KT	213	5,421
KT ADR	447,593	6,208,115
KT&G	86,903	8,004,773
LG	118,001	8,303,908
LG Uplus	556,180	6,482,737
POSCO	29,956	8,290,961
Shinhan Financial Group	170,259	7,477,215
SK Holdings	35,960	9,042,197
SK Innovation	51,026	8,865,564
SK Telecom	32,087	7,143,829
Woori Bank	627,271	9,775,865

		192,359,766

Russia–4.62%
Gazprom ADR	1,632,320	6,839,421
LUKOIL ADR	140,701	7,447,304
RusHydro	449,277,000	6,645,481
Severstal.	514,630	7,773,989
Surgutneftegas ADR	1,441,899	7,296,009

		36,002,204

South Africa–4.96%
Barclays Africa Group	582,981	5,985,365
Imperial Holdings	517,980	7,316,282
Netcare	3,064,759	5,387,592
Redefine Properties	8,242,862	6,508,444
Sasol	258,830	7,092,673
SPAR Group	516,504	6,374,110

		38,664,466

LVIP SSGA Emerging Markets 100 Funds–1

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan–15.62%
Asustek Computer	777,000	$6,393,005
Catcher Technology	793,000	7,387,630
Cheng Shin Rubber Industry	3,501,000	7,008,004
Compal Electronics	11,383,000	8,089,423
Formosa Chemicals & Fibre	2,410,000	7,327,595
Foxconn Technology	2,415,240	6,969,183
Hon Hai Precision Industry	2,500,000	8,656,510
Lite-On Technology	4,298,000	6,137,165
MediaTek	1,016,000	9,532,120
Mega Financial Holding	9,399,000	7,345,875
Pegatron.	2,628,000	6,820,459
Pou Chen	5,525,000	6,932,669
SinoPac Financial Holdings	24,901,444	7,456,309
Taishin Financial Holding	19,129,650	8,232,487
Uni-President Enterprises	3,926,000	8,221,244
United Microelectronics	18,491,000	9,238,183

		121,747,861

Thailand–2.85%
Charoen Pokphand Foods-Foreign	8,654,991	6,942,159
Krung Thai Bank-Foreign	12,438,900	7,012,034
PTT Global Chemical-Foreign	3,588,700	8,285,754

		22,239,947

Turkey–3.26%
Eregli Demir ve Celik Fabrikalari	4,494,118	9,750,216
Turkiye Halk Bankasi	2,361,786	8,034,030

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi Class C	4,004,460	$7,620,157

		25,404,403

United Arab Emirates–1.97%
Aldar Properties	11,325,923	7,185,482
Dubai Islamic Bank	4,944,832	8,145,791

		15,331,273

Total Common Stock (Cost $698,878,777)		736,629,829

ΔPREFERRED STOCK–2.35%
Brazil–2.35%
Suzano Papel e Celulose 1.78%	1,798,900	10,450,961
Telefonica Brasil 4.14%	497,900	7,916,974

Total Preferred Stock
(Cost $15,571,058)		18,367,935

MONEY MARKET FUND–2.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	21,116,500	21,116,500

Total Money Market Fund (Cost $21,116,500)		21,116,500

TOTAL VALUE OF SECURITIES–99.57% (Cost $735,566,335)	776,114,264
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	3,328,357

NET ASSETS APPLICABLE TO 80,201,200 SHARES OUTSTANDING–100.00%	$779,442,621

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $1,328,284 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts was outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
429	E-mini MSCI Emerging Markets Index	$23,522,599	$23,365,485	12/18/17	$(157,114)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA Emerging Markets 100 Funds–2

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

MSCI–Morgan Stanley Capital International

See accompanying notes.

LVIP SSGA Emerging Markets 100 Funds–3

LVIP SSGA Emerging Markets 100 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Brazil	$27,625,821	$—	$27,625,821
Chile	7,327,500	—	7,327,500
Czech Republic	8,503,780	—	8,503,780
Hong Kong	194,898,406	7,795,176	202,693,582
Hungary	8,171,831	—	8,171,831
Indonesia	7,695,467	—	7,695,467
Malaysia	7,814,413	—	7,814,413
Mexico	15,047,515	—	15,047,515
Republic of Korea.	192,359,766	—	192,359,766
Russia	21,582,734	14,419,470	36,002,204
South Africa	38,664,466	—	38,664,466
Taiwan	121,747,861	—	121,747,861
Thailand	—	22,239,947	22,239,947
Turkey	25,404,403	—	25,404,403
United Arab Emirates	15,331,273	—	15,331,273
Preferred Stock	18,367,935	—	18,367,935
Money Market Fund	21,116,500	—	21,116,500

Total Investments	$731,659,671	$44,454,593	$776,114,264

Derivatives:

Assets:

Liabilities:
Futures Contracts	$(157,114)	$—	$(157,114)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Large Cap 100 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.28%
Aerospace & Defense–3.14%
L3 Technologies	72,215	$13,607,472
Textron	261,300	14,078,844
United Technologies	107,900	12,525,032

		40,211,348

Airlines–0.99%
Delta Air Lines	262,200	12,643,284

		12,643,284

Auto Components–2.05%
Goodyear Tire & Rubber	335,500	11,155,375
Lear	87,411	15,129,096

		26,284,471

Automobiles–2.07%
Ford Motor	1,037,803	12,422,502
General Motors	348,948	14,090,520

		26,513,022

Banks–4.13%
CIT Group	291,625	14,304,206
Fifth Third Bancorp	484,495	13,556,170
JPMorgan Chase & Co.	138,149	13,194,611
Wells Fargo & Co.	216,000	11,912,400

		52,967,387

Beverages–1.01%
Coca-Cola	286,300	12,886,363

		12,886,363

Biotechnology–2.19%
Amgen	72,727	13,559,949
Gilead Sciences	178,600	14,470,172

		28,030,121

Capital Markets–1.09%
Invesco	400,611	14,037,409

		14,037,409

Chemicals–4.96%
Air Products & Chemicals	89,400	13,519,068
DowDuPont	191,186	13,235,807
Eastman Chemical	156,300	14,143,587
LyondellBasell Industries Class A	137,700	13,639,185
Mosaic	419,490	9,056,789

		63,594,436

Communications Equipment–2.99%
Cisco Systems	353,909	11,901,960
Harris	108,800	14,326,784
Juniper Networks	433,500	12,064,305

		38,293,049

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.95%
Capital One Financial	143,942	$12,186,130

		12,186,130

Diversified Telecommunication Services–0.78%
CenturyLink	529,897	10,015,053

		10,015,053

Electric Utilities–2.81%
Duke Energy	145,321	12,195,338
Entergy	157,011	11,989,360
FirstEnergy	384,800	11,863,384

		36,048,082

Electrical Equipment–0.99%
Eaton	165,561	12,713,429

		12,713,429

Electronic Equipment, Instruments & Components–1.03%
Corning	440,005	13,164,950

		13,164,950

Equity Real Estate Investment Trusts–5.84%
Equity Residential	191,600	12,632,188
Host Hotels & Resorts	668,100	12,353,169
Kimco Realty	534,100	10,441,655
Prologis	236,314	14,996,486
Ventas	188,900	12,303,057
Welltower	173,142	12,168,420

		74,894,975

Food & Staples Retailing–2.03%
CVS Health	153,599	12,490,671
Wal-Mart Stores	173,291	13,540,959

		26,031,630

Food Products–3.26%
Archer-Daniels-Midland	264,613	11,248,699
Bunge	150,387	10,445,881
General Mills	203,800	10,548,688
JM Smucker	90,600	9,506,658

		41,749,926

Health Care Equipment & Supplies–2.04%
Baxter International	231,800	14,545,450
Medtronic	148,932	11,582,442

		26,127,892

Health Care Providers & Services–6.72%
Aetna.	95,107	15,122,964
Anthem	74,138	14,077,323
Cardinal Health	148,447	9,934,073
†Express Scripts Holding	188,125	11,912,075
McKesson	82,800	12,718,908
Quest Diagnostics	122,177	11,440,654

LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Universal Health Services Class B	98,900	$10,971,966

		86,177,963

Hotels, Restaurants & Leisure–2.17%
Carnival	205,805	13,288,829
Royal Caribbean Cruises	122,300	14,497,442

		27,786,271

Household Durables–3.12%
DR Horton	363,032	14,495,868
Lennar	236,267	12,474,898
Whirlpool	70,962	13,088,231

		40,058,997

Household Products–0.94%
Procter & Gamble	133,160	12,114,897

		12,114,897

Insurance–8.99%
Aflac	167,500	13,632,825
Everest Re Group	51,624	11,790,405
Hartford Financial Services Group	254,800	14,123,564
MetLife	231,901	12,047,257
Principal Financial Group	193,940	12,478,100
Prudential Financial	114,340	12,156,629
Reinsurance Group of America	96,100	13,408,833
Travelers	99,900	12,239,748
Unum Group	263,400	13,467,642

		115,345,003

Internet Software & Services–1.08%
†eBay	361,100	13,887,906

		13,887,906

IT Services–1.98%
DXC Technology	45,370	3,896,376
International Business Machines	69,400	10,068,552
Western Union	595,500	11,433,600

		25,398,528

Machinery–5.05%
Cummins	80,013	13,444,584
Ingersoll-Rand	152,300	13,580,591
PACCAR	178,329	12,900,320
Snap-on	72,900	10,862,829
Stanley Black & Decker	92,200	13,919,434

		64,707,758

Media–0.61%
Viacom Class B	280,097	7,797,900

		7,797,900

Multiline Retail–1.77%
Macy’s	428,143	9,342,080

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Target	226,978	$13,393,972

		22,736,052

Multi-Utilities–1.93%
Consolidated Edison	153,824	12,410,520
Public Service Enterprise Group	267,073	12,352,126

		24,762,646

Oil, Gas & Consumable Fuels–6.08%
Andeavor	150,200	15,493,130
Chevron	111,696	13,124,280
Kinder Morgan	570,170	10,935,861
Phillips 66	156,068	14,297,389
Targa Resources	212,745	10,062,839
Valero Energy	183,297	14,101,038

		78,014,537

Pharmaceuticals–1.96%
Johnson & Johnson	96,101	12,494,091
Pfizer.	354,654	12,661,148

		25,155,239

Road & Rail–2.36%
Kansas City Southern	145,900	15,856,412
Norfolk Southern	109,018	14,416,540

		30,272,952

Semiconductors & Semiconductor Equipment–4.23%
Intel	342,977	13,060,564
Lam Research	94,644	17,512,926
Maxim Integrated Products	266,600	12,719,486
QUALCOMM	211,915	10,985,674

		54,278,650

Software–2.00%
CA	378,557	12,636,233
Oracle	270,100	13,059,335

		25,695,568

Specialty Retail–1.19%
Best Buy	268,914	15,317,341

		15,317,341

Technology Hardware, Storage & Peripherals–1.64%
Apple	85,700	13,208,084
Hewlett Packard Enterprise	529,638	7,790,975

		20,999,059

Textiles, Apparel & Luxury Goods–1.11%
VF	223,100	14,182,467

		14,182,467

Total Common Stock (Cost $1,093,243,962)		1,273,082,691

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	8,102,909	$8,102,909

Total Money Market Fund (Cost $8,102,909)		8,102,909

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.03%
≠U.S. Treasury Obligations–0.03%
U.S. Treasury Bill ¥ 1.106% 2/1/18	420,000	$418,491

Total Short-Term Investment (Cost $418,400)		418,491

TOTAL VALUE OF SECURITIES–99.94% (Cost $1,101,765,271)	1,281,604,091
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	798,111

NET ASSETS APPLICABLE TO 85,731,643 SHARES OUTSTANDING–100.00%	$1,282,402,202

†	Non-income producing.

«	Includes $178,964 cash collateral due to broker for futures contracts as of September 30, 2017.

#	The rate shown is the effective yield at the time of purchase.

≠	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
92	E-mini S&P 500 Index	$11,356,456	$11,574,060	12/18/17	$217,604

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. This was priced using the mean price from IDC on September 30, 2017. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,273,082,691	$—	$1,273,082,691
Money Market Fund	8,102,909	—	8,102,909
Short-Term Investment	—	418,491	418,491

Total Investments	$1,281,185,600	$418,491	$1,281,604,091

Derivatives:

Assets:
Futures Contracts	$217,604	$—	$217,604

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.73%
Aerospace & Defense–1.26%
†KeyW Holding	159,107	$1,210,804
National Presto Industries	15,809	1,682,868
†Wesco Aircraft Holdings	136,524	1,283,326

		4,176,998

Airlines–0.58%
SkyWest	43,800	1,922,820

		1,922,820

Auto Components–0.30%
Superior Industries International	60,300	1,003,995

		1,003,995

Banks–2.03%
Berkshire Hills Bancorp	44,300	1,716,625
OFG Bancorp	140,951	1,289,702
†Opus Bank	82,317	1,975,608
Umpqua Holdings	90,102	1,757,890

		6,739,825

Biotechnology–3.58%
†Emergent BioSolutions	53,689	2,171,720
†Enanta Pharmaceuticals	50,473	2,362,136
†Five Prime Therapeutics	42,892	1,754,712
†Myriad Genetics	80,200	2,901,636
†PDL BioPharma	785,270	2,662,065

		11,852,269

Building Products–0.59%
Owens Corning	25,300	1,956,955

		1,956,955

Capital Markets–1.01%
Arlington Asset Investment Class A	106,836	1,360,022
Janus Henderson Group	57,311	1,996,715

		3,356,737

Chemicals–1.06%
FutureFuel	115,162	1,812,650
Rayonier Advanced Materials	125,020	1,712,774

		3,525,424

Commercial Services & Supplies–3.81%
Ennis	99,400	1,953,210
Essendant	110,076	1,449,701
LSC Communications	64,728	1,068,659
McGrath RentCorp	47,398	2,073,663
Mobile Mini	52,800	1,818,960
Quad/Graphics	65,782	1,487,331
RR Donnelley & Sons	132,843	1,368,283
Steelcase Class A	91,000	1,401,400

		12,621,207

Communications Equipment–1.94%
Brocade Communications Systems	124,356	1,486,054

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Digi International	131,800	$1,397,080
†EchoStar Class A	28,200	1,613,886
Silicom	32,955	1,928,197

		6,425,217

Construction & Engineering–0.88%
Chicago Bridge & Iron	54,100	908,880
KBR	112,400	2,009,712

		2,918,592

Consumer Finance–0.50%
Navient	111,203	1,670,269

		1,670,269

Electric Utilities–0.47%
Hawaiian Electric Industries	46,200	1,541,694

		1,541,694

Electrical Equipment–1.49%
Powell Industries	50,000	1,499,500
Regal Beloit	21,200	1,674,800
†Sunrun	314,927	1,747,845

		4,922,145

Electronic Equipment, Instruments & Components–6.19%
†Arrow Electronics	21,177	1,702,843
Avnet	35,109	1,379,784
AVX	96,736	1,763,497
Bel Fuse Class B	69,900	2,180,880
†Benchmark Electronics	48,591	1,659,383
†Fitbit Class A	286,453	1,993,713
Jabil	54,193	1,547,210
†Kimball Electronics	96,306	2,085,025
PC Connection	53,901	1,519,469
†Sanmina	38,897	1,445,024
†ScanSource	39,437	1,721,425
†Tech Data	16,990	1,509,561

		20,507,814

Energy Equipment & Services–2.34%
†Atwood Oceanics	169,570	1,592,262
Bristow Group	117,800	1,101,430
Ensco Class A	184,252	1,099,984
†Noble	269,201	1,238,325
†Rowan	106,603	1,369,849
†Transocean	126,426	1,360,344

		7,762,194

Equity Real Estate Investment Trusts–6.59%
Ashford Hospitality Prime	152,966	1,453,177
CBL & Associates Properties	164,800	1,382,672
Chatham Lodging Trust	80,881	1,724,383
Chesapeake Lodging Trust	66,400	1,790,808
CorEnergy Infrastructure Trust	47,474	1,678,206

LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Hersha Hospitality Trust	82,873	$1,547,239
†InfraREIT	87,469	1,956,681
Medical Properties Trust	122,100	1,603,173
One Liberty Properties	69,377	1,690,024
RAIT Financial Trust	529,073	386,223
RLJ Lodging Trust	69,616	1,531,552
Select Income REIT	60,627	1,419,884
Sunstone Hotel Investors	105,600	1,696,992
Xenia Hotels & Resorts	93,211	1,962,092

		21,823,106

Food & Staples Retailing–0.81%
SpartanNash	45,919	1,210,884
Village Super Market Class A	59,300	1,467,082

		2,677,966

Food Products–1.63%
Omega Protein	80,167	1,334,781
Sanderson Farms	15,500	2,503,560
†Seneca Foods Class A	44,957	1,551,017

		5,389,358

Health Care Equipment & Supplies–0.51%
Meridian Bioscience	118,800	1,698,840

		1,698,840

Health Care Providers & Services–8.44%
†Acadia Healthcare	36,916	1,763,108
Aceto	104,452	1,172,996
†Almost Family	32,500	1,745,250
†Diplomat Pharmacy	104,520	2,164,609
Ensign Group	84,100	1,899,819
†Envision Healthcare	23,992	1,078,440
†LHC Group	29,971	2,125,543
†LifePoint Health	25,115	1,454,159
†Magellan Health	23,600	2,036,680
†MEDNAX	22,361	964,206
†Molina Healthcare	34,600	2,379,096
National HealthCare	21,660	1,355,266
Owens & Minor	45,300	1,322,760
†PharMerica	65,692	1,924,776
†Select Medical Holdings	124,417	2,388,806
†Triple-S Management Class B	92,392	2,187,843

		27,963,357

Hotels, Restaurants & Leisure–1.33%
†Caesars Acquisition Class A	106,299	2,280,114
ILG	79,798	2,133,000

		4,413,114

Household Durables–3.93%
CalAtlantic Group	42,376	1,552,233
†Century Communities	62,626	1,546,862
CSS Industries	62,353	1,797,013

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Libbey	109,826	$1,016,989
MDC Holdings	52,534	1,744,654
†Meritage Homes	42,800	1,900,320
†TRI Pointe Group	123,679	1,708,007
†William Lyon Homes Class A	75,555	1,737,009

		13,003,087

Household Products–0.26%
Orchids Paper Products	60,915	857,683

		857,683

Independent Power & Renewable Electricity Producers–0.53%
NRG Yield Class A	93,310	1,770,091

		1,770,091

Insurance–3.51%
American National Insurance	13,507	1,594,907
AmTrust Financial Services	84,600	1,138,716
Assured Guaranty	42,230	1,594,183
Baldwin & Lyons Class B	66,100	1,490,555
First American Financial	40,200	2,008,794
Maiden Holdings	114,302	908,701
Old Republic International	77,788	1,531,646
Validus Holdings	27,759	1,366,020

		11,633,522

Internet Software & Services–0.32%
†Meet Group	295,220	1,074,601

		1,074,601

IT Services–2.19%
Convergys	75,600	1,957,284
Leidos Holdings	29,544	1,749,596
ManTech International Class A	44,623	1,970,105
†Sykes Enterprises	53,700	1,565,892

		7,242,877

Leisure Products–0.53%
†Vista Outdoor	76,614	1,757,525

		1,757,525

Life Sciences Tools & Services–1.10%
Luminex	85,700	1,742,281
†VWR	56,952	1,885,681

		3,627,962

Machinery–3.24%
American Railcar Industries	39,133	1,510,534
Briggs & Stratton	71,500	1,680,250
Greenbrier	37,243	1,793,250
Hyster-Yale Materials Handling	27,324	2,088,647
Miller Industries	62,798	1,755,204
Trinity Industries	59,806	1,907,811

		10,735,696

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–1.33%
Gannett	190,275	$1,712,475
New Media Investment Group	108,722	1,607,998
Time	80,189	1,082,551

		4,403,024

Metals & Mining–2.22%
Commercial Metals	86,001	1,636,599
Kaiser Aluminum	19,400	2,000,916
Reliance Steel & Aluminum	19,745	1,503,977
Schnitzer Steel Industries Class A	78,300	2,204,145

		7,345,637

Mortgage Real Estate Investment Trusts–7.79%
AG Mortgage Investment Trust	88,785	1,708,223
Anworth Mortgage Asset	283,000	1,700,830
Apollo Commercial Real Estate Finance	83,756	1,516,821
Ares Commercial Real Estate	118,254	1,573,961
Capstead Mortgage	148,081	1,428,982
Chimera Investment	77,603	1,468,249
CYS Investments	202,648	1,750,879
Invesco Mortgage Capital	103,831	1,778,625
MFA Financial	192,886	1,689,681
MTGE Investment	92,901	1,802,279
New Residential Investment	93,771	1,568,789
New York Mortgage Trust	254,316	1,564,043
PennyMac Mortgage Investment Trust	91,911	1,598,332
Redwood Trust	95,573	1,556,884
Starwood Property Trust	68,546	1,488,819
Two Harbors Investment	160,746	1,620,320

		25,815,717

Multiline Retail–1.13%
Dillard’s Class A	32,800	1,839,096
Kohl’s	41,600	1,899,040

		3,738,136

Multi-Utilities–1.07%
Avista.	39,000	2,019,030
NorthWestern	26,500	1,508,910

		3,527,940

Oil, Gas & Consumable Fuels–2.08%
†Gener8 Maritime	289,937	1,307,616
HollyFrontier	57,978	2,085,469
Murphy Oil	60,400	1,604,224
†Renewable Energy Group	155,388	1,887,964

		6,885,273

Paper & Forest Products–1.44%
Domtar	41,626	1,806,152
PH Glatfelter	71,900	1,398,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International	38,069	$1,578,341

		4,782,948

Pharmaceuticals–2.77%
†Endo International	154,778	1,325,674
†Impax Laboratories	168,000	3,410,400
†Lannett	72,219	1,332,440
†Mallinckrodt	35,954	1,343,601
†SciClone Pharmaceuticals	158,638	1,776,746

		9,188,861

Professional Services–0.56%
Kelly Services Class A	73,700	1,849,133

		1,849,133

Road & Rail–1.25%
†Roadrunner Transportation Systems	245,792	2,342,398
Ryder System	21,337	1,804,043

		4,146,441

Semiconductors & Semiconductor Equipment–2.45%
†First Solar	54,916	2,519,546
†IXYS	108,700	2,576,190
Marvell Technology Group	97,879	1,752,034
†Photronics	142,849	1,264,214

		8,111,984

Software–0.84%
†Rubicon Project	277,868	1,080,906
TiVo	86,251	1,712,082

		2,792,988

Specialty Retail–4.45%
Barnes & Noble	179,500	1,364,200
Buckle	88,200	1,486,170
Cato Class A	72,400	957,852
Finish Line Class A	119,400	1,436,382
GameStop Class A	75,224	1,554,128
GNC Holdings	220,844	1,952,261
Guess	142,525	2,427,201
Office Depot	343,700	1,560,398
Rent-A-Center	174,107	1,998,748

		14,737,340

Technology Hardware, Storage & Peripherals–0.95%
†Super Micro Computer	61,100	1,350,310
Xerox	54,125	1,801,821

		3,152,131

Textiles, Apparel & Luxury Goods–1.21%
†Fossil Group	95,269	888,860
†Iconix Brand Group	219,724	1,250,230
Movado Group	66,500	1,862,000

		4,001,090

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.47%
Oritani Financial	92,900	$1,560,720

		1,560,720

Tobacco–0.39%
Universal	22,343	1,280,254

		1,280,254

Trading Companies & Distributors–1.47%
Air Lease	41,237	1,757,521
Aircastle	65,890	1,468,688
GATX	26,820	1,651,039

		4,877,248

Wireless Telecommunication Services–0.91%
Spok Holdings	84,595	1,298,533
Telephone & Data Systems	61,413	1,712,809

		3,011,342

Total Common Stock (Cost $304,510,712)		323,781,147

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	6,338,046	$6,338,046

Total Money Market Fund (Cost $6,338,046)		6,338,046

	Principal Amount°

SHORT-TERM INVESTMENT–0.09%
≠U.S. Treasury Obligations–0.09%
U.S. Treasury Bill ¥ 1.055% 12/7/17	295,000	294,470

Total Short-Term Investment (Cost $294,412)		294,470

TOTAL VALUE OF SECURITIES–99.73% (Cost $311,143,170)	330,413,663
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	882,971

NET ASSETS APPLICABLE TO 22,308,187 SHARES OUTSTANDING–100.00%	$331,296,634

†	Non-income producing.

«	Includes $289,804 cash collateral due to broker for futures contracts as of September 30, 2017.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
78	E-mini Russell 2000 Index	$5,562,747	$5,822,310	12/18/17	$259,563
4	E-mini S&P MidCap 400 Index	686,189	718,280	12/18/17	32,091

Total Futures Contracts					$291,654

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices. This was priced using the mean price from IDC on September 30, 2017. Short-term debt securities utilize matrix system, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock.	$323,781,147	$—	$323,781,147
Money Market Fund	6,338,046	—	6,338,046
Short-Term Investment	—	294,470	294,470

Total Investments	$330,119,193	$294,470	$330,413,663

Derivatives:

Assets:
Futures Contracts	$291,654	$—	$291,654

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–71.63%
INVESTMENT COMPANIES–71.63%
Equity Funds–19.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	9,011,170	$134,906,232
LVIP SSGA S&P 500 Index Fund	297,047	5,223,877
LVIP SSGA Small-Cap Index Fund	161,384	5,039,372
LVIP SSGA Small-Mid Cap 200 Fund	3,381,864	50,288,316

		195,457,797

Fixed Income Funds–23.18%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,826,106	135,468,045
SPDR® Bloomberg Barclays TIPS ETF	1,670,002	94,154,713

		229,622,758

International Equity Funds–28.72%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	12,211,255	114,859,062
LVIP SSGA Emerging Markets 100 Fund	2,790,856	27,135,493
LVIP SSGA International Index Fund	5,053,484	49,352,329
SPDR® S&P Emerging Markets ETF	527,540	38,230,824
SPDR® S&P World ex-US ETF	1,793,420	55,004,191

		284,581,899

Total Affiliated Investments (Cost $614,156,423)		709,662,454

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–28.25%
INVESTMENT COMPANIES–28.25%
Equity Funds–15.66%
Health Care Select Sector SPDR® Fund	227,614	$18,602,892
Industrial Select Sector SPDR® Fund	282,581	20,063,251
SPDR® S&P 500 ETF Trust	285,986	71,848,263
SPDR® S&P 600 Small Cap ETF	193,318	25,146,805
Technology Select Sector SPDR® Fund	329,394	19,467,185

		155,128,396

Fixed Income Funds–5.75%
SPDR® Bloomberg Barclays Aggregate Bond ETF	817,879	47,199,797
Vanguard Long-Term Bond ETF	104,293	9,779,555

		56,979,352

International Equity Funds–2.96%
Vanguard FTSE European ETF	170,170	9,926,016
Vanguard FTSE Pacific ETF	284,725	19,418,245

		29,344,261

Money Market Fund–3.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	38,381,390	38,381,390

		38,381,390

Total Unaffiliated Investments (Cost $250,959,666)		279,833,399

TOTAL VALUE OF SECURITIES–99.88% (Cost $865,116,089)	989,495,853
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,139,370

NET ASSETS APPLICABLE TO 79,785,655 SHARES OUTSTANDING–100.00%	$990,635,223

*	Standard Class shares.

«	Includes $141,527 cash collateral due to broker and $922,095 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
35	British Pound	$2,913,339	$2,939,781	12/19/17	$26,442	$—
32	Euro	4,781,809	4,745,800	12/19/17	—	(36,009)
30	Japanese Yen	3,413,336	3,345,000	12/19/17	—	(68,336)

					26,442	(104,345)

Equity Contracts:
13	E-mini Russell 2000 Index	926,585	970,385	12/18/17	43,800	—
72	E-mini S&P 500 Index	8,872,083	9,057,960	12/18/17	185,877	—
15	E-mini S&P MidCap 400 Index	2,601,367	2,693,550	12/18/17	92,183	—
116	Euro STOXX 50 Index	4,752,630	4,902,710	12/18/17	150,080	—
30	FTSE 100 Index	2,949,143	2,946,459	12/18/17	—	(2,684)
19	Nikkei 225 Index (OSE)	3,282,163	3,437,814	12/8/17	155,651	—

					627,591	(2,684)

Total Futures Contracts					$654,033	$(107,029)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$709,662,454
Unaffiliated Investment Companies	279,833,399

Total Investments	$989,495,853

Derivatives:
Assets:
Futures Contracts	$654,033

Liabilities:
Futures Contracts	$(107,029)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$159,430,406	$4,826,845	$32,450,215	$(471,578)	$4,132,587	$135,468,045	$261,551	$—
LVIP SSGA Developed International 150 Fund	75,028,441	37,882,964	16,312,267	1,007,509	17,252,415	114,859,062	342,963	—
LVIP SSGA Emerging Markets 100 Fund	28,106,635	2,136,550	7,955,788	377,118	4,470,978	27,135,493	26,550	—
LVIP SSGA International Index Fund	14,019,930	36,142,890	8,414,653	468,011	7,136,151	49,352,329	112,890	—
LVIP SSGA Large Cap 100 Fund	129,431,702	4,719,195	10,123,252	259,000	10,619,587	134,906,232	—	3,642,689
LVIP SSGA S&P 500 Index Fund	19,112,226	347,435	15,970,000	4,178,311	(2,444,095)	5,223,877	—	47,436
LVIP SSGA Small-Cap Index Fund	5,241,019	90,388	699,019	235,257	171,727	5,039,372	—	90,388
LVIP SSGA Small-Mid Cap 200 Fund	37,349,191	10,606,303	—	—	2,332,822	50,288,316	46,303	—
SPDR® Bloomberg Barclays Aggregated Bond ETF*	54,389,906	—	—	—	—	—	—	—
SPDR® Bloomberg Barclays TIPS ETF	92,505,044	2,000,700	670,306	(13,041)	332,316	94,154,713	1,377,132	—
SPDR® S&P Emerging Markets ETF	26,961,753	7,935,754	4,622,232	396,459	7,559,090	38,230,824	169,110	—
SPDR® S&P World ex-US ETF**	18,308,089	33,554,158	4,187,271	252,465	7,076,750	55,004,191	664,065	—

Total	$659,884,342	$140,243,182	$101,405,003	$6,689,511	$58,640,328	$709,662,454	$3,000,564	$3,780,513

*  Issuer considered an unaffiliated investment of the Fund at September 30, 2017.

**Issuer considered an unaffiliated investment of the Fund at December 31, 2016.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA International Index Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.84%
Australia–6.74%
AGL Energy	133,239	$2,442,461
Alumina	468,716	808,854
Amcor	233,502	2,785,848
AMP	594,619	2,252,804
APA Group	230,546	1,510,016
Aristocrat Leisure	111,320	1,833,708
ASX	33,852	1,392,200
Aurizon Holdings	422,885	1,625,384
AusNet Services	275,084	364,661
Australia & New Zealand Banking Group	578,539	13,432,657
Bank of Queensland	68,726	699,735
Bendigo & Adelaide Bank	83,246	758,111
†=BGP Holdings	160,069	2,511
BHP Billiton	632,956	12,799,530
BlueScope Steel	101,334	871,966
Boral	245,260	1,302,426
Brambles	322,951	2,279,905
Caltex Australia	54,438	1,370,707
Challenger	96,172	939,195
CIMIC Group	17,957	622,719
Coca-Cola Amatil	104,489	633,560
Cochlear	11,911	1,487,497
Commonwealth Bank of Australia	340,184	20,079,735
Computershare	76,199	864,879
Crown Resorts	59,112	524,416
CSL	89,690	9,424,466
Dexus	210,369	1,567,628
Domino’s Pizza Enterprises	10,560	379,539
Flight Centre Travel Group	8,399	296,534
Fortescue Metals Group	306,866	1,237,227
Goodman Group	363,117	2,346,991
GPT Group	311,611	1,212,361
Harvey Norman Holdings	93,657	285,042
Healthscope	274,698	359,840
Incitec Pivot	288,379	814,336
Insurance Australia Group	480,448	2,400,620
James Hardie Industries CDI	92,149	1,280,831
LendLease Group	114,498	1,609,435
Macquarie Group	64,517	4,601,201
Medibank Pvt	570,717	1,307,198
Mirvac Group	771,487	1,385,804
National Australia Bank	527,410	13,031,563
Newcrest Mining	154,953	2,554,879
Oil Search	284,085	1,559,854
Orica	62,872	974,993
†Origin Energy	357,350	2,096,684
Qantas Airways	88,434	404,413
QBE Insurance Group	278,741	2,188,631
Ramsay Health Care	27,817	1,358,928
REA Group	8,246	433,367

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Rio Tinto (Australian Securities Exchange)	84,620	$4,415,990
†Santos	393,905	1,242,096
Scentre Group	1,068,848	3,294,929
SEEK	55,169	718,791
Sonic Healthcare	83,025	1,361,760
South32	704,191	1,806,241
South32 (London Stock Exchange)	368,248	951,129
Stockland	423,937	1,429,906
Suncorp Group	261,527	2,677,100
Sydney Airport	230,362	1,284,748
Tabcorp Holdings	139,988	468,874
Tatts Group	245,023	764,940
Telstra	844,107	2,310,790
TPG Telecom	57,141	218,280
Transurban Group	410,746	3,827,607
Treasury Wine Estates	151,945	1,631,652
Vicinity Centres	698,274	1,456,951
Wesfarmers	224,597	7,281,267
Westfield	400,215	2,461,201
Westpac Banking	660,735	16,543,515
Woodside Petroleum	152,186	3,473,804
Woolworths	257,667	5,095,294

		193,514,715

Austria–0.26%
ANDRITZ	12,257	708,465
†Erste Group Bank	60,858	2,628,611
IMMOFINANZ	1,148	2,963
OMV	30,315	1,766,026
†Raiffeisen Bank International	31,533	1,056,758
voestalpine	24,055	1,226,638

		7,389,461

Belgium–1.16%
Ageas	36,403	1,710,662
Anheuser-Busch Inbev	149,928	17,950,350
Colruyt	11,289	578,196
Groupe Bruxelles Lambert	16,610	1,747,191
KBC Group	50,135	4,248,552
Proximus SADP	25,610	882,477
Solvay Class A	15,075	2,252,087
†Telenet Group Holding	8,879	587,459
UCB	24,735	1,760,782
Umicore	19,695	1,629,194

		33,346,950

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	309,941

		309,941

Denmark–1.84%
AP Moller - Maersk Class A	642	1,179,740

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moller - Maersk Class B	1,324	$2,514,995
Carlsberg Class B	21,677	2,372,119
Chr Hansen Holding	20,317	1,742,494
Coloplast Class B	24,313	1,973,229
Danske Bank	148,954	5,956,977
#DONG Energy 144A	34,528	1,976,397
DSV	38,353	2,901,336
†Genmab	11,704	2,583,849
H Lundbeck	12,200	703,952
ISS	29,033	1,167,545
Novo Nordisk Class B	366,908	17,540,490
Novozymes Class B	45,930	2,356,956
Pandora	21,759	2,147,821
TDC	136,700	800,931
Tryg	16,350	377,572
Vestas Wind Systems	43,145	3,871,658
†William Demant Holding	19,495	514,603

		52,682,664

Finland–0.98%
Elisa	25,308	1,089,378
Fortum	91,425	1,825,052
Kone Class B	67,681	3,583,649
Metso	17,066	626,086
Neste	21,585	942,643
Nokia	157,345	941,360
Nokia (London Stock Exchange)	999,661	6,002,017
Nokian Renkaat	19,229	855,208
Orion Class B	16,843	781,539
Sampo Class A	89,163	4,712,672
Stora Enso Class R	114,087	1,611,331
UPM-Kymmene	107,709	2,919,018
Wartsila	30,192	2,137,467

		28,027,420

France–10.45%
Accor	32,777	1,628,400
Aeroports de Paris	4,998	808,096
Air Liquide	76,895	10,256,056
Airbus	114,760	10,906,398
Alstom	25,825	1,096,828
Arkema	12,675	1,554,235
Atos	19,093	2,961,790
AXA	383,050	11,585,279
BNP Paribas	220,877	17,816,971
Bollore	149,000	744,740
Bouygues	38,680	1,835,493
Bureau Veritas	55,271	1,426,367
Capgemini	32,183	3,771,758
Carrefour	103,858	2,098,407
Casino Guichard Perrachon	8,803	522,086
Cie de Saint-Gobain	99,317	5,918,439

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	34,111	$4,979,000
CNP Assurances	27,678	648,691
Credit Agricole	227,599	4,137,209
Danone	116,657	9,150,890
Dassault Aviation	386	624,305
Dassault Systemes	26,106	2,640,852
Edenred	39,862	1,083,597
Eiffage	12,841	1,329,486
Electricite de France	97,045	1,178,517
Engie	362,613	6,158,584
Essilor International	41,305	5,113,725
Eurazeo	6,552	585,664
Eurofins Scientific	2,286	1,444,395
Eutelsat Communications	29,393	870,574
Fonciere Des Regions	5,702	592,308
Gecina	9,759	1,582,487
Groupe Eurotunnel	78,710	948,879
Hermes International	6,370	3,211,368
ICADE	6,915	616,804
Iliad	5,491	1,459,234
Imerys	5,370	485,213
Ingenico Group	10,027	950,443
Ipsen	6,656	884,613
JCDecaux	12,510	468,407
Kering	15,056	5,997,699
Klepierre	43,066	1,690,379
Lagardere	19,870	665,194
Legrand	53,296	3,847,462
L’Oreal	49,664	10,559,749
LVMH Moet Hennessy Louis Vuitton	54,989	15,172,265
Natixis	195,108	1,561,149
Orange	395,827	6,484,095
Pernod Ricard	42,197	5,837,592
Peugeot	104,812	2,496,128
Publicis Groupe	41,120	2,871,758
Remy Cointreau	3,954	468,258
Renault	35,645	3,501,327
Rexel	50,882	880,412
Safran	62,091	6,343,430
Sanofi	222,940	22,136,029
†Schneider Electric	111,223	9,678,992
SCOR	35,885	1,504,583
SEB	3,788	694,836
SES FDR	71,465	1,563,438
Societe BIC	4,842	580,288
Societe Generale	151,739	8,883,623
Sodexo	18,774	2,340,938
STMicroelectronics	118,946	2,301,332
Suez	76,454	1,395,625
Thales	21,488	2,432,493
TOTAL	463,561	24,898,531

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Unibail-Rodamco	19,865	$4,830,690
Valeo	47,989	3,560,769
Veolia Environnement	97,375	2,249,961
Vinci	99,517	9,456,579
Vivendi	205,068	5,191,563
Wendel	4,961	803,580
Zodiac Aerospace	35,069	1,014,027

		299,971,362

Germany–9.08%
adidas	37,237	8,423,593
Allianz	89,891	20,180,701
Axel Springer	10,855	697,541
BASF	180,715	19,231,379
Bayer	162,599	22,157,865
Bayerische Motoren Werke	65,687	6,663,452
Beiersdorf	20,508	2,206,422
Brenntag	28,832	1,605,516
†Commerzbank	198,650	2,702,369
Continental	21,891	5,556,221
#Covestro 144A	22,839	1,963,771
Daimler	189,659	15,123,938
Deutsche Bank	409,831	7,086,469
Deutsche Boerse	38,564	4,180,031
Deutsche Lufthansa	39,241	1,090,369
Deutsche Post	192,117	8,552,331
Deutsche Telekom	645,930	12,050,658
Deutsche Wohnen	65,291	2,771,854
E.ON	438,786	4,966,125
Evonik Industries	33,374	1,192,020
Fraport Frankfurt Airport Services Worldwide	6,547	621,663
Fresenius	82,337	6,641,687
Fresenius Medical Care	42,990	4,205,534
GEA Group	34,126	1,552,437
Hannover Rueck	11,252	1,355,806
HeidelbergCement	30,004	3,084,106
Henkel	21,030	2,558,859
HOCHTIEF	3,454	582,746
HUGO BOSS	11,260	992,658
Infineon Technologies	225,843	5,677,470
#Innogy 144A	23,368	1,039,980
K+S	32,225	877,899
KION Group	12,379	1,184,651
LANXESS	17,079	1,347,595
Linde	36,814	7,677,422
MAN	6,236	703,793
Merck	26,037	2,896,367
†METRO	31,210	659,726
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	30,765	6,577,733
OSRAM Licht	14,982	1,195,415

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
ProSiebenSat.1 Media	48,161	$1,641,331
†QIAGEN	39,947	1,257,292
RTL Group	6,515	493,113
†RWE	104,953	2,384,125
SAP	193,262	21,171,912
Siemens	150,437	21,193,938
Symrise	25,259	1,918,692
Telefonica Deutschland Holding	131,416	737,462
thyssenkrupp	74,760	2,215,598
United Internet	25,439	1,583,595
Volkswagen	5,465	925,264
Vonovia	94,241	4,009,804
#†Zalando 144A	23,491	1,177,194

		260,545,492

∎Hong Kong–3.38%
AIA Group	2,376,000	17,519,791
ASM Pacific Technology	57,800	832,416
Bank of East Asia	216,220	934,178
BOC Hong Kong Holdings	741,500	3,602,325
CK Asset Holdings	521,924	4,319,523
CK Hutchison Holdings	535,660	6,846,952
CK Infrastructure Holdings	112,000	963,490
CLP Holdings	329,500	3,376,578
First Pacific	369,750	294,887
Galaxy Entertainment Group	473,000	3,330,304
Hang Lung Group	148,000	531,440
Hang Lung Properties	388,000	920,877
Hang Seng Bank	153,400	3,738,973
Henderson Land Development	247,231	1,637,847
#HK Electric Investments 144A	446,308	406,794
HKT Trust	706,592	858,410
Hong Kong & China Gas	1,688,417	3,172,969
Hong Kong Exchanges & Clearing	233,436	6,275,483
Hongkong Land Holdings	231,000	1,663,200
Hysan Development	105,850	497,976
†I-CABLE Communications	164,713	5,377
Jardine Matheson Holdings	43,800	2,775,168
Jardine Strategic Holdings	41,500	1,792,800
Kerry Properties	101,531	420,468
Li & Fung	992,000	497,803
Link REIT	443,715	3,595,571
Melco Resorts & Entertainment ADR	51,846	1,250,526
MGM China Holdings	135,995	325,903
MTR	290,487	1,695,710
New World Development	1,210,195	1,738,234
NWS Holdings	271,490	528,967
PCCW	636,596	344,718
Power Assets Holdings	281,500	2,437,846
Sands China	465,868	2,424,284
Shangri-La Asia	254,166	471,136
Sino Land	525,092	922,252

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
SJM Holdings	287,591	$263,234
Sun Hung Kai Properties	288,005	4,678,662
Swire Pacific Class A	91,500	887,872
Swire Properties	196,961	668,169
Techtronic Industries	285,500	1,524,060
#WH Group 144A	1,658,793	1,762,505
Wharf Holdings	247,000	2,200,727
Wheelock & Co.	137,000	963,714
Wynn Macau	271,153	730,679
Yue Yuen Industrial Holdings	118,500	450,541

		97,081,339

Ireland–0.67%
†AerCap Holdings	27,988	1,430,467
†Bank of Ireland Group	189,676	1,553,554
CRH	166,168	6,338,615
†=Irish Bank Resolution	3,965	0
Kerry Group Class A	31,945	3,069,169
Paddy Power Betfair	15,571	1,553,612
†Ryanair Holdings ADR	5,317	560,518
WPP	254,250	4,718,626

		19,224,561

Israel–0.45%
Azrieli Group	6,290	349,128
Bank Hapoalim	182,788	1,278,813
Bank Leumi Le-Israel	299,849	1,590,520
Bezeq The Israeli Telecommunication	354,913	507,148
†Check Point Software Technologies	26,364	3,006,023
Elbit Systems	3,945	579,563
Frutarom Industries	6,428	494,448
Israel Chemicals	85,880	380,955
Mizrahi Tefahot Bank	17,430	312,278
NICE Systems	10,087	804,152
†Taro Pharmaceutical Industries	3,595	405,121
Teva Pharmaceutical Industries	139,930	2,444,856
Teva Pharmaceutical Industries ADR	42,069	740,414

		12,893,419

Italy–2.31%
Assicurazioni Generali	249,279	4,643,256
Atlantia	91,532	2,889,532
Enel	1,606,754	9,675,520
Eni	503,437	8,330,171
Ferrari	24,824	2,743,242
†Fiat Chrysler Automobiles	214,521	3,843,702
Intesa Sanpaolo	2,509,202	8,873,152
Intesa Sanpaolo RSP	156,997	519,553
Leonardo	84,063	1,574,762
Luxottica Group	34,666	1,937,554
Mediobanca	95,321	1,022,952
#Poste Italiane 144A	93,206	686,298
Prysmian	42,834	1,446,877

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Recordati	18,504	$852,925
†Saipem	89,546	386,084
Snam	462,974	2,230,342
†Telecom Italia	2,324,443	2,177,203
Telecom Italia RSP	1,014,860	762,858
Tenaris	88,192	1,250,809
Terna Rete Elettrica Nazionale	253,807	1,482,474
†UniCredit	396,319	8,440,738
UnipolSai Assicurazioni	165,713	387,012

		66,157,016

Japan–22.66%
ABC-Mart	4,800	253,384
†Acom	67,200	260,379
Aeon	119,700	1,768,507
AEON Financial Service	19,500	407,416
Aeon Mall	16,390	291,750
Air Water	24,000	442,782
Aisin Seiki	34,700	1,828,669
Ajinomoto	110,700	2,160,384
Alfresa Holdings	29,600	541,625
Alps Electric	42,000	1,108,180
Amada Holdings	57,300	628,887
ANA Holdings	19,900	753,202
Aozora Bank	25,200	958,507
Asahi Glass	39,200	1,454,432
Asahi Group Holdings	77,800	3,150,027
Asahi Kasei	254,000	3,126,327
Asics	29,200	434,918
Astellas Pharma	411,900	5,240,034
Bandai Namco Holdings	35,400	1,214,343
Bank of Kyoto	10,200	518,498
Benesse Holdings	10,300	371,633
Bridgestone	129,300	5,867,192
Brother Industries	39,700	923,658
Calbee	12,400	435,832
Canon	211,400	7,223,577
Casio Computer	39,300	553,221
Central Japan Railway	28,700	5,032,224
Chiba Bank	128,000	915,708
Chubu Electric Power	125,300	1,555,602
Chugai Pharmaceutical	45,900	1,904,937
Chugoku Bank	25,500	349,442
Chugoku Electric Power	46,900	498,072
Coca-Cola Bottlers Japan Class C	21,900	710,375
Concordia Financial Group	241,900	1,195,473
Credit Saison	24,400	506,323
†CYBERDYNE	16,000	213,144
Dai Nippon Printing	47,000	1,124,826
Daicel	47,100	567,586
Dai-ichi Life Insurance	216,300	3,881,002
Daiichi Sankyo	104,900	2,366,018

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daikin Industries	49,700	$5,032,939
Daito Trust Construction	14,000	2,550,544
Daiwa House Industry	113,400	3,915,210
Daiwa House REIT Investment	230	550,651
Daiwa Securities Group	322,000	1,823,689
DeNA	17,700	396,706
Denso	95,100	4,811,413
Dentsu	41,900	1,839,467
Disco	5,100	1,037,449
Don Quijote Holdings	21,600	807,181
East Japan Railway	65,700	6,063,493
Eisai	53,900	2,766,731
Electric Power Development	24,700	620,326
FamilyMart UNY Holdings	13,900	732,522
FANUC	38,400	7,777,258
Fast Retailing	10,700	3,156,036
Fuji Electric	127,000	704,270
FUJIFILM Holdings	80,800	3,135,780
Fujitsu	397,000	2,949,143
Fukuoka Financial Group	136,000	628,483
Hachijuni Bank	96,200	601,010
Hakuhodo DY Holdings	45,700	600,263
Hamamatsu Photonics	25,800	779,560
Hankyu Hanshin Holdings	49,500	1,878,383
Hikari Tsushin	5,000	626,527
Hino Motors	47,200	577,180
Hirose Electric	6,940	976,935
Hiroshima Bank	37,500	303,599
Hisamitsu Pharmaceutical	13,200	633,459
Hitachi	959,000	6,757,530
Hitachi Chemical	17,500	479,782
Hitachi Construction Machinery	25,300	749,838
Hitachi High-Technologies	14,900	540,253
Hitachi Metals	34,000	473,175
Honda Motor	339,900	10,064,846
Hoshizaki	10,400	914,072
Hoya	77,900	4,205,665
Hulic	50,200	492,074
Idemitsu Kosan	29,700	838,014
IHI	26,000	903,444
Iida Group Holdings	25,000	445,679
Inpex	185,000	1,965,497
Isetan Mitsukoshi Holdings	56,500	589,980
Isuzu Motors	101,400	1,343,589
ITOCHU	298,300	4,885,731
J Front Retailing	43,000	594,224
Japan Airlines	20,200	683,596
Japan Airport Terminal	7,300	260,147
Japan Exchange Group	107,200	1,896,780
Japan Post Bank	68,200	842,462
Japan Post Holdings	308,400	3,642,423
Japan Prime Realty Investment	140	467,807

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Real Estate Investment	220	$1,057,720
Japan Retail Fund Investment	523	938,402
Japan Tobacco	218,000	7,144,937
JFE Holdings	106,400	2,077,885
JGC	34,900	564,789
JSR	31,300	594,707
JTEKT	37,600	520,603
JXTG Holdings	620,960	3,194,612
Kajima	185,000	1,838,080
Kakaku.com	22,800	290,559
Kamigumi	20,500	474,583
Kaneka	43,000	333,988
Kansai Electric Power	144,000	1,842,151
Kansai Paint	36,800	926,173
Kao	98,300	5,783,124
Kawasaki Heavy Industries	29,500	977,872
KDDI	357,900	9,436,919
Keihan Holdings	17,200	503,657
Keikyu	39,500	800,706
Keio	19,400	799,964
Keisei Electric Railway	23,000	636,703
Keyence	19,188	10,188,696
Kikkoman	25,000	768,718
Kintetsu Group Holdings	37,700	1,402,128
Kirin Holdings	173,900	4,092,310
Kobe Steel	52,100	595,429
Koito Manufacturing	23,400	1,468,154
Komatsu	183,800	5,228,561
Konami Holdings	15,200	730,789
Konica Minolta	76,200	625,717
Kose	5,400	618,583
Kubota	211,400	3,842,868
Kuraray	74,000	1,383,657
Kurita Water Industries	16,000	462,120
Kyocera	64,200	3,983,509
Kyowa Hakko Kirin	43,700	743,317
Kyushu Electric Power	71,900	763,568
Kyushu Financial Group	68,000	418,183
Kyushu Railway	28,000	832,348
Lawson	9,400	622,351
†LINE	7,000	252,877
Lion	40,000	730,149
LIXIL Group	55,200	1,464,805
M3	44,200	1,258,929
Mabuchi Motor	8,200	410,273
Makita	44,000	1,773,295
Marubeni	336,100	2,295,426
Marui Group	39,100	559,788
Maruichi Steel Tube	14,100	410,375
Mazda Motor	110,800	1,698,556
McDonald’s Holdings	13,100	579,765
Mebuki Financial Group	198,510	767,401

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Medipal Holdings	37,600	$652,925
MEIJI Holdings	22,268	1,765,213
MINEBEA MITSUMI	80,300	1,255,970
Miraca Holdings	13,300	618,165
MISUMI Group	57,100	1,503,553
Mitsubishi	299,400	6,959,171
Mitsubishi Chemical Holdings	264,600	2,520,784
Mitsubishi Electric	383,900	5,997,745
Mitsubishi Estate	250,100	4,348,551
Mitsubishi Gas Chemical	30,500	714,761
Mitsubishi Heavy Industries	64,900	2,566,008
Mitsubishi Materials	18,800	649,918
Mitsubishi Motors	121,700	962,568
Mitsubishi Tanabe Pharma	39,700	910,251
Mitsubishi UFJ Financial Group	2,372,600	15,406,877
Mitsubishi UFJ Lease & Finance	106,000	561,440
Mitsui & Co.	339,900	5,023,361
Mitsui Chemicals	38,000	1,154,943
Mitsui Fudosan	178,700	3,874,943
Mitsui OSK Lines	19,300	584,874
Mixi	8,300	400,524
Mizuho Financial Group	4,772,520	8,359,597
MS&AD Insurance Group Holdings	88,554	2,851,199
Murata Manufacturing	38,100	5,600,302
Nabtesco	19,000	705,799
Nagoya Railroad	31,000	667,523
NEC	54,200	1,469,096
†Nexon	41,800	1,090,645
NGK Insulators	54,500	1,020,982
NGK Spark Plug	30,000	638,525
NH Foods	35,000	962,675
Nidec	47,400	5,821,533
Nikon	57,400	995,222
Nintendo	22,400	8,273,219
Nippon Building Fund	237	1,181,577
Nippon Electric Glass	19,800	766,310
Nippon Express	14,000	911,975
Nippon Paint Holdings	27,400	931,393
Nippon Prologis REIT	400	842,835
Nippon Steel & Sumitomo Metal	152,422	3,499,509
Nippon Telegraph & Telephone	137,300	6,292,434
†Nippon Yusen	27,200	565,393
Nissan Chemical Industries	20,700	728,478
Nissan Motor	462,900	4,584,777
Nisshin Seifun Group	31,765	532,122
Nissin Foods Holdings	9,900	601,786
Nitori Holdings	16,200	2,316,445
Nitto Denko	33,300	2,776,455
NOK	14,100	315,770
Nomura Holdings	726,600	4,068,056
Nomura Real Estate Holdings	21,000	447,527
Nomura Real Estate Master Fund	690	897,107

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Research Institute	22,869	$892,201
NSK	74,300	1,001,672
NTT Data	131,500	1,407,030
NTT DOCOMO	271,000	6,190,673
Obayashi	127,400	1,527,328
Obic	10,900	685,821
Odakyu Electric Railway	51,500	977,138
Oji Holdings	169,000	911,646
Olympus	59,500	2,014,619
Omron	39,300	2,001,235
Ono Pharmaceutical	80,100	1,814,841
Oracle Corp. Japan	5,900	463,506
Oriental Land	43,800	3,337,402
ORIX	264,600	4,266,756
Osaka Gas	77,800	1,446,413
Otsuka	8,800	563,857
Otsuka Holdings	78,600	3,123,045
Panasonic	438,200	6,349,568
Park24	17,800	433,433
Pola Orbis Holdings	14,000	423,639
Rakuten	189,900	2,070,716
Recruit Holdings	219,700	4,758,133
†Renesas Electronics	87,400	952,254
Resona Holdings	449,700	2,309,945
Ricoh	138,600	1,347,509
Rinnai	5,400	462,137
Rohm	19,500	1,670,562
Ryohin Keikaku	4,700	1,384,626
Sankyo	7,600	242,471
Santen Pharmaceutical	62,800	989,508
SBI Holdings	35,870	540,002
Secom	42,300	3,083,267
Sega Sammy Holdings	31,700	442,856
Seibu Holdings	30,000	512,419
Seiko Epson	58,100	1,405,966
Sekisui Chemical	82,800	1,629,142
Sekisui House	120,000	2,022,484
Seven & i Holdings	149,700	5,780,462
Seven Bank	91,400	329,779
†Sharp	28,100	847,807
Shimadzu	53,500	1,053,597
Shimamura	3,500	419,907
Shimano	15,200	2,024,866
Shimizu	108,300	1,200,179
Shin-Etsu Chemical	77,100	6,892,922
Shinsei Bank	30,100	481,761
Shionogi & Co.	59,600	3,257,939
Shiseido	76,400	3,056,679
Shizuoka Bank	90,000	809,420
Showa Shell Sekiyu	36,300	417,761
SMC	11,500	4,056,299
SoftBank Group	162,800	13,142,637

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sohgo Security Services	11,900	$545,692
Sompo Holdings	71,275	2,773,090
Sony	249,700	9,288,995
Sony Financial Holdings	29,300	480,674
Stanley Electric	25,300	866,754
Start Today	40,400	1,279,947
Subaru	122,900	4,434,339
Sumitomo	238,600	3,431,896
Sumitomo Chemical	322,000	2,011,695
Sumitomo Dainippon Pharma	36,600	476,182
Sumitomo Electric Industries	153,100	2,500,758
Sumitomo Heavy Industries	23,000	921,840
Sumitomo Metal Mining	51,000	1,637,983
Sumitomo Mitsui Financial Group	265,300	10,185,257
Sumitomo Mitsui Trust Holdings	67,346	2,430,501
Sumitomo Realty & Development	73,000	2,208,976
Sumitomo Rubber Industries	28,800	527,755
Sundrug	12,600	521,804
Suntory Beverage & Food	29,000	1,291,180
Suruga Bank	29,100	627,386
Suzuken Aichi	13,050	463,897
Suzuki Motor	68,900	3,613,844
Sysmex	30,300	1,933,384
T&D Holdings	96,500	1,400,869
Taiheiyo Cement	19,800	764,550
Taisei	42,000	2,202,177
Taisho Pharmaceutical Holdings	7,700	584,386
Taiyo Nippon Sanso	21,900	259,238
Takashimaya	70,000	655,676
Takeda Pharmaceutical	140,900	7,780,961
TDK	24,100	1,636,294
Teijin	31,600	622,873
Terumo	65,300	2,567,896
THK	20,300	690,949
Tobu Railway	33,400	917,183
Toho (Tokyo)	24,600	858,076
Toho Gas	12,000	351,389
Tohoku Electric Power	94,800	1,205,588
Tokio Marine Holdings	134,900	5,277,314
†Tokyo Electric Power Holdings	283,800	1,145,036
Tokyo Electron	31,300	4,806,612
Tokyo Gas	80,000	1,960,809
Tokyo Tatemono	32,000	409,225
Tokyu	104,000	1,472,313
Tokyu Fudosan Holdings	86,300	520,753
Toppan Printing	89,000	882,684
Toray Industries	296,300	2,874,130
†Toshiba	769,000	2,152,722
Tosoh	52,000	1,171,935
TOTO	29,400	1,238,445
Toyo Seikan Group Holdings	27,500	459,453
Toyo Suisan Kaisha	13,900	510,789

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyoda Gosei	10,900	$257,570
Toyota Industries	32,000	1,839,947
Toyota Motor	512,700	30,572,913
Toyota Tsusho	41,700	1,369,309
Trend Micro	25,100	1,235,761
Tsuruha Holdings	6,500	776,938
Unicharm	82,600	1,890,936
United Urban Investment	599	877,273
USS	37,900	764,568
West Japan Railway	33,400	2,321,749
Yahoo Japan	279,400	1,325,924
Yakult Honsha	17,300	1,246,861
Yamada Denki	105,800	578,245
Yamaguchi Financial Group	32,000	374,530
Yamaha	28,600	1,054,788
Yamaha Motor	57,700	1,728,052
Yamato Holdings	68,600	1,384,802
Yamazaki Baking	28,900	521,882
Yaskawa Electric	52,300	1,656,961
Yokogawa Electric	50,700	863,285
Yokohama Rubber	16,000	329,882

		650,144,666

Netherlands–4.38%
#ABN AMRO Group CVA 144A	76,594	2,293,940
Akzo Nobel	50,299	4,644,108
†Altice Class A	97,407	1,950,799
†Altice Class B-W/I	16,305	325,678
ASML Holding	73,639	12,537,238
Boskalis Westminster	16,280	569,062
CNH Industrial	207,500	2,491,682
EXOR	18,655	1,182,894
Gemalto	13,504	603,222
Heineken	45,925	4,540,418
Heineken Holding	20,589	1,934,564
ING Groep	765,487	14,113,774
Koninklijke Ahold Delhaize	255,559	4,778,355
Koninklijke DSM	36,604	2,996,345
Koninklijke KPN	692,779	2,378,601
Koninklijke Philips	184,121	7,601,208
Koninklijke Vopak	11,600	508,711
NN Group	63,561	2,660,096
†NXP Semiconductors	68,520	7,748,927
Randstad Holding	20,765	1,284,536
RELX	193,102	4,110,373
Royal Dutch Shell Class B	736,476	22,643,912
Unilever CVA	320,459	18,952,675
Wolters Kluwer	60,956	2,816,556

		125,667,674

New Zealand–0.14%
Auckland International Airport	171,922	799,714

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Contact Energy	130,095	$516,822
Fletcher Building	113,652	655,906
Mercury	115,924	283,851
Meridian Energy	215,758	443,371
Ryman Healthcare	58,695	393,005
Spark New Zealand	302,819	798,351

		3,891,020

Norway–0.69%
DNB	195,739	3,944,517
Gjensidige Forsikring	32,572	566,825
†Marine Harvest	85,935	1,699,386
Norsk Hydro	274,794	1,997,686
Orkla	168,001	1,723,358
Schibsted Class A	14,689	378,452
Schibsted Class B	15,002	354,118
Statoil	228,233	4,564,947
Telenor	151,104	3,194,917
Yara International	31,230	1,398,674

		19,822,880

Portugal–0.16%
Energias de Portugal	486,724	1,832,200
Galp Energia	103,089	1,827,004
Jeronimo Martins	41,950	827,502

		4,486,706

Singapore–1.21%
Ascendas Real Estate Investment Trust	514,387	1,008,713
CapitaLand	533,300	1,407,508
CapitaLand Commercial Trust	490,700	598,701
CapitaLand Mall Trust	545,400	804,158
City Developments	90,100	752,577
ComfortDelGro	363,000	556,629
DBS Group Holdings	354,995	5,448,779
Genting Singapore	1,017,800	877,899
Global Logistic Properties	449,000	1,092,337
Golden Agri-Resources	1,199,480	331,605
Hutchison Port Holdings Trust	909,400	391,042
Jardine Cycle & Carriage	22,288	646,400
Keppel	246,515	1,179,463
Oversea-Chinese Banking	626,355	5,153,247
SATS	113,200	384,719
Sembcorp Industries	151,000	329,507
Singapore Airlines	91,000	673,552
Singapore Exchange	135,000	735,486
Singapore Press Holdings	341,200	684,186
Singapore Technologies Engineering	338,800	859,207
Singapore Telecommunications	1,630,000	4,422,131
StarHub	118,000	226,179
Suntec Real Estate Investment Trust	451,000	620,086
United Overseas Bank	262,985	4,556,119
UOL Group	77,051	461,244

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	283,300	$664,156

		34,865,630

South Africa–0.02%
Mediclinic International	62,675	545,899

		545,899

Spain–3.38%
Abertis Infraestructuras	139,920	2,827,852
ACS Actividades de Construccion y Servicios	42,634	1,579,951
#Aena 144A	13,671	2,468,097
Amadeus IT Group	87,248	5,670,481
Banco Bilbao Vizcaya Argentaria	1,315,479	11,755,575
Banco de Sabadell	1,084,927	2,264,498
Banco Santander	3,154,216	22,021,106
Bankia	208,766	1,006,701
Bankinter	120,397	1,138,947
CaixaBank	719,255	3,604,371
Distribuidora Internacional de Alimentacion	104,799	611,259
Enagas	38,184	1,075,214
Endesa	65,741	1,482,114
Ferrovial	98,456	2,167,301
Gas Natural SDG	61,664	1,365,055
Grifols	61,295	1,785,758
Iberdrola	1,133,828	8,806,949
Industria de Diseno Textil	215,835	8,133,716
Mapfre	181,469	590,673
Red Electrica	88,653	1,862,970
Repsol	246,024	4,533,194
Siemens Gamesa Renewable Energy	42,189	550,739
Telefonica	895,817	9,732,178

		97,034,699

Sweden–3.02%
Alfa Laval	61,046	1,490,755
†ArcelorMittal	133,221	3,436,431
Assa Abloy Class B	200,049	4,568,394
Atlas Copco Class A	133,580	5,656,514
Atlas Copco Class B	78,670	3,050,251
Boliden	56,006	1,895,770
Electrolux Class B	49,478	1,680,268
†Essity Class B	121,674	3,310,410
Getinge Class B	40,033	750,536
Hennes & Mauritz Class B	189,114	4,899,146
Hexagon Class B	52,310	2,592,732
Husqvarna Class B	76,246	784,468
ICA Gruppen	14,943	561,585
Industrivarden Class C	25,640	649,429
Investor Class B	90,979	4,493,714
Kinnevik Class B	48,587	1,584,391
L E Lundbergforetagen Class B	6,376	509,617

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
†Lundin Petroleum	31,520	$689,617
Millicom International Cellular SDR	11,134	734,757
Nordea Bank	601,380	8,151,402
Sandvik	226,103	3,900,290
Securitas Class B	53,264	891,995
Skandinaviska Enskilda Banken Class A	304,068	4,005,758
Skanska Class B	66,792	1,547,429
SKF Class B	67,025	1,460,661
Svenska Handelsbanken Class A	304,811	4,599,353
Swedbank Class A	180,474	4,989,962
Swedish Match	31,779	1,114,717
Tele2 Class B	56,196	643,036
Telefonaktiebolaget LM Ericsson Class B	616,435	3,539,720
Telia	526,440	2,479,372
Volvo Class B	308,957	5,955,414

		86,617,894

Switzerland–8.53%
ABB	393,844	9,736,795
Adecco Group	32,946	2,565,321
Baloise Holding	10,323	1,633,174
†Barry Callebaut	344	527,181
Chocoladefabriken Lindt & Spruengli Class R	21	1,456,240
Chocoladefabriken Lindt & Spruengli PC	217	1,238,111
Cie Financiere Richemont Class A	103,175	9,429,429
†Credit Suisse Group	481,007	7,614,847
†Dufry	7,390	1,173,731
EMS-Chemie Holding	1,378	916,437
Geberit	7,433	3,516,350
Givaudan	1,848	4,021,001
†Glencore	2,414,338	11,064,428
†Julius Baer Group	45,310	2,681,120
Kuehne + Nagel International Class R	11,035	2,043,244
†LafargeHolcim	90,546	5,292,408
†Lonza Group	14,907	3,910,134
Nestle	610,551	51,134,081
Novartis	436,634	37,380,037
Pargesa Holding Bearer Shares	8,576	712,932
Partners Group Holding	3,523	2,390,263
Roche Holding	137,937	35,212,502
Schindler Holding	3,438	739,542
Schindler Holding PC	7,448	1,645,198
SGS	1,108	2,658,010
Sika	433	3,221,733
Sonova Holding	10,736	1,821,578
Straumann Holding Class R	1,686	1,082,968
Swatch Group	6,259	2,603,527
Swatch Group Bearer Shares	12,067	961,397

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Swiss Life Holding	6,604	$2,326,250
Swiss Prime Site	12,045	1,082,787
Swiss Re	64,400	5,832,478
Swisscom	5,241	2,685,583
†UBS Group	721,657	12,333,788
Vifor Pharma	8,627	1,015,622
Zurich Insurance Group	29,912	9,124,805

		244,785,032

United Kingdom–16.32%
3i Group	197,413	2,415,190
Admiral Group	35,605	866,903
Aegon	320,608	1,867,350
Anglo American (London Stock Exchange)	266,125	4,776,757
Antofagasta	66,393	844,293
Ashtead Group	101,347	2,443,132
Associated British Foods	71,759	3,070,295
AstraZeneca	249,218	16,547,328
#Auto Trader Group 144A	168,540	886,436
Aviva	808,726	5,575,600
Babcock International Group	41,546	460,683
BAE Systems	634,162	5,366,342
Barclays	3,369,074	8,728,900
Barratt Developments	208,017	1,712,873
Berkeley Group Holdings	22,114	1,101,450
BHP Billiton (London Stock Exchange)	418,288	7,367,850
BP	3,868,374	24,741,424
British American Tobacco	372,932	23,347,333
British American Tobacco ADR	78,459	4,899,765
British Land	192,836	1,555,569
BT Group	1,680,498	6,393,051
Bunzl	68,569	2,082,975
Burberry Group	89,452	2,109,636
Capita	112,215	849,580
Carnival	37,931	2,410,750
Centrica	1,016,953	2,548,281
Cobham	402,558	785,946
Coca-Cola European Partners	44,629	1,871,200
†Coca-Cola HBC	38,089	1,288,741
Compass Group	313,642	6,653,037
#ConvaTec Group 144A	291,389	1,069,473
Croda International	22,097	1,123,107
DCC	18,319	1,778,463
Diageo	495,579	16,289,781
Direct Line Insurance Group	242,254	1,180,320
Dixons Carphone	164,784	427,048
easyJet	26,750	436,234
Experian	188,727	3,790,884
Ferguson	50,923	3,340,875
Fresnillo	36,441	686,075

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
G4S	261,232	$974,192
GKN	301,284	1,396,873
GlaxoSmithKline	967,462	19,296,900
Hammerson	133,317	959,322
Hargreaves Lansdown	43,922	871,061
Hikma Pharmaceuticals	26,275	426,375
HSBC Holdings	3,935,764	38,874,092
IMI	45,784	762,587
Imperial Brands	189,702	8,093,750
Inmarsat	75,942	654,840
InterContinental Hotels Group	37,030	1,959,005
International Consolidated Airlines Group	34,180	272,278
International Consolidated Airlines Group (London Stock Exchange)	102,223	812,969
Intertek Group	32,884	2,195,296
Intu Properties	158,853	490,649
Investec	139,504	1,018,798
ITV	712,834	1,668,730
J Sainsbury	333,823	1,064,181
Johnson Matthey	38,061	1,744,260
Kingfisher	436,260	1,744,996
Land Securities Group	151,148	1,969,691
Legal & General Group	1,191,161	4,148,409
Lloyds Banking Group	14,149,634	12,841,953
London Stock Exchange Group	63,037	3,235,185
Marks & Spencer Group	337,057	1,596,154
Meggitt	130,524	911,240
#Merlin Entertainments 144A	119,494	713,343
†Micro Focus International ADR	88,542	2,824,490
Mondi	75,020	2,015,562
National Grid	679,778	8,422,205
Next	27,365	1,928,795
Old Mutual	997,407	2,595,532
Pearson	161,264	1,322,494
Persimmon	63,027	2,180,659
Provident Financial	24,853	276,582
Prudential	510,025	12,209,539
Randgold Resources	19,248	1,886,708
Reckitt Benckiser Group	131,701	12,023,537
RELX	213,653	4,686,649
Rio Tinto (London Stock Exchange)	243,500	11,332,052
†Rolls-Royce Holdings	331,333	3,938,158
†Royal Bank of Scotland Group	722,624	2,597,992
Royal Dutch Shell Class A	879,743	26,506,569
Royal Mail	151,527	780,103
RSA Insurance Group	210,221	1,754,967
Sage Group	210,171	1,967,180
Schroders	23,299	1,047,453
Segro	171,822	1,234,094
Severn Trent	41,713	1,214,607
Shire	179,380	9,105,185

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Sky	208,781	$2,559,864
Smith & Nephew	175,979	3,178,744
Smiths Group	81,390	1,719,917
SSE	202,459	3,789,992
St James’s Place	92,031	1,413,265
†Standard Chartered	652,817	6,487,330
Standard Life Aberdeen	540,510	3,139,769
Tate & Lyle	78,530	682,418
Taylor Wimpey	674,538	1,767,087
†Tesco	1,637,946	4,107,657
Travis Perkins	42,088	816,642
TUI	77,915	1,321,781
Unilever	252,352	14,604,771
United Utilities Group	133,977	1,534,077
Vodafone Group	5,244,520	14,673,747
Weir Group	36,368	957,606
Whitbread	37,636	1,899,278
Wm Morrison Supermarkets	392,650	1,231,719
#Worldpay Group 144A	406,816	2,218,693

		468,343,528

Total Common Stock (Cost $2,243,491,136)		2,807,349,968

ΔPREFERRED STOCK–0.52%
Germany–0.52%
Bayerische Motoren Werke 4.57%	10,228	911,229
FUCHS PETROLUB 1.77%	12,670	750,081
Henkel 1.399%	35,506	4,832,217
Porsche Automobil Holding 1.83%	30,053	1,921,613
Schaeffler 3.72%	27,682	446,592
Volkswagen 1.44%	36,867	6,013,089

Total Preferred Stock (Cost $12,379,779)		14,874,821

ΔRIGHT–0.00%
Singapore–0.00%
=Capitaland Commercial Trust expiration date 10/19/17	81,456	17,535

Total Right (Cost $0)		17,535

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	31,422,883	$31,422,883

Total Money Market Fund (Cost $31,422,883)		31,422,883

TOTAL VALUE OF SECURITIES–99.45% (Cost $2,287,293,798)	$2,853,665,207
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	15,757,356

NET ASSETS APPLICABLE TO 293,863,675 SHARES OUTSTANDING–100.00%	$2,869,422,563

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $18,662,921, which represents 0.65% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $1,776,788 cash collateral held at broker for futures contracts as of September 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at September 30, 2017:

Futures Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
525	E-mini MSCI EAFE Index	$51,554,663	$51,933,000	12/18/17	$378,337

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Special Drawing Right

See accompanying notes.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$193,512,204	$2,511	$193,514,715
Austria	7,389,461	—	7,389,461
Belgium	33,346,950	—	33,346,950
China	309,941	—	309,941
Denmark	52,682,664	—	52,682,664
Finland	28,027,420	—	28,027,420
France	299,971,362	—	299,971,362
Germany	260,545,492	—	260,545,492
Hong Kong	97,081,339	—	97,081,339
Ireland	19,224,561	—	19,224,561
Israel	12,893,419	—	12,893,419
Italy	66,157,016	—	66,157,016
Japan	650,144,666	—	650,144,666
Netherlands	125,667,674	—	125,667,674
New Zealand	3,891,020	—	3,891,020
Norway	19,822,880	—	19,822,880
Portugal	4,486,706	—	4,486,706
Singapore	34,865,630	—	34,865,630
South Africa	545,899	—	545,899
Spain	97,034,699	—	97,034,699
Sweden	86,617,894	—	86,617,894
Switzerland	244,785,032	—	244,785,032
United Kingdom	468,343,528	—	468,343,528
Preferred Stock	14,874,821	—	14,874,821
Rights	—	17,535	17,535
Money Market Fund	31,422,883	—	31,422,883

Total Investments	$2,853,645,161	$20,046	$2,853,665,207

Derivatives:
Futures Contracts	$378,337	$—	$378,337

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–13

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.05%
INVESTMENT COMPANY–93.05%
International Equity Fund–93.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	39,768,821	$388,382,301

Total Affiliated Investment (Cost $326,665,856)		388,382,301

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–6.51%
Common Stock–0.02%
China Merchants Shekou Industrial Zone Holdings	19,861	$54,655

		54,655

Money Market Fund–6.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	27,094,122	27,094,122

		27,094,122

Total Unaffiliated Investments (Cost $27,146,482)		27,148,777

TOTAL VALUE OF SECURITIES–99.56% (Cost $353,812,338)	415,531,078
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	1,846,985

NET ASSETS APPLICABLE TO 42,476,971 SHARES OUTSTANDING–100.00%	$417,378,063

*	Standard Class shares.
«	Includes $1,359,543 cash collateral due to broker for futures contracts and $2,858,531 foreign currencies collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
80	British Pound	$6,620,776	$6,719,500	12/19/17	$98,724	$—
79	Euro	11,791,160	11,716,194	12/19/17	—	(74,966)
70	Japanese Yen	7,981,960	7,805,000	12/19/17	—	(176,960)

					98,724	(251,926)

Equity Contracts:
309	Euro STOXX 50 Index	12,657,932	13,059,806	12/18/17	401,874	—
73	FTSE 100 Index	7,199,660	7,169,717	12/18/17	—	(29,943)
45	Nikkei 225 Index (OSE)	7,732,122	8,142,191	12/8/17	410,069	—

					811,943	(29,943)

Total Futures Contracts					$910,667	$(281,869)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$388,382,301
Unaffiliated Investments	27,148,777

Total Investments	$415,531,078

Derivatives:
Assets:
Futures Contracts	$910,667

Liabilities:
Futures Contracts	$(281,869)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA International Index Fund	$351,095,718	$9,548,082	$39,608,878	$(1,032,627)	$68,380,006	$388,382,301	$891,871	$—

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.04%
INVESTMENT COMPANY–93.04%
Equity Fund–93.04%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	19,039,366	$334,826,283

Total Affiliated Investment (Cost $275,299,093)		334,826,283

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.79%
INVESTMENT COMPANY–6.79%
Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	24,422,230	$24,422,230

Total Unaffiliated Investment (Cost $24,422,230)		24,422,230

TOTAL VALUE OF SECURITIES–99.83% (Cost $299,721,323)	359,248,513
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	629,592

NET ASSETS APPLICABLE TO 27,383,399 SHARES OUTSTANDING–100.00%	$359,878,105

*	Standard Class shares.

«	Includes $451,504 cash collateral held at broker for futures contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
188	E-mini S&P 500 Index	$23,177,883	$23,651,340	12/18/17	$473,457

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Company	$334,826,283
Unaffiliated Investment Company	24,422,230

Total Investments	$359,248,513

Derivatives:
Assets:
Futures Contracts	$473,457

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/3017	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$267,791,225	$41,747,306	$11,325,014	$(13,834)	$36,626,600	$334,826,283	$—	$3,011,780

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.47%
Aerospace & Defense–1.94%
Curtiss-Wright	27,570	$2,882,168
†Esterline Technologies	16,150	1,455,923
Huntington Ingalls Industries	28,511	6,456,031
†KLX	32,684	1,729,964
Orbital ATK	35,276	4,697,352
†Teledyne Technologies	22,354	3,558,310

		20,779,748

Airlines–0.36%
†JetBlue Airways	205,795	3,813,381

		3,813,381

Auto Components–0.68%
Cooper Tire & Rubber	32,200	1,204,280
Dana	91,784	2,566,281
Gentex	178,594	3,536,161

		7,306,722

Automobiles–0.36%
Thor Industries	30,598	3,852,594

		3,852,594

Banks–8.50%
Associated Banc-Corp	96,045	2,329,091
BancorpSouth	52,848	1,693,778
Bank of Hawaii	27,054	2,255,221
Bank of the Ozarks	75,958	3,649,782
Cathay General Bancorp	48,266	1,940,293
Chemical Financial	45,124	2,358,180
Commerce Bancshares	56,634	3,271,746
Cullen/Frost Bankers	36,552	3,469,516
East West Bancorp	90,743	5,424,617
First Horizon National	148,460	2,843,009
FNB	205,005	2,876,220
Fulton Financial	111,129	2,083,669
Hancock Holding	53,800	2,606,610
Home BancShares	99,600	2,511,912
International Bancshares	33,837	1,356,864
MB Financial	52,226	2,351,215
PacWest Bancorp	75,113	3,793,958
Pinnacle Financial Partners	46,093	3,085,926
Prosperity Bancshares	43,056	2,830,071
†Signature Bank	34,531	4,421,349
Sterling Bancorp	141,000	3,475,650
†SVB Financial Group	33,078	6,188,563
Synovus Financial	76,965	3,545,008
TCF Financial	109,044	1,858,110
†Texas Capital Bancshares	30,960	2,656,368
Trustmark	41,293	1,367,624
UMB Financial	27,967	2,083,262
Umpqua Holdings	139,657	2,724,708
United Bankshares	66,627	2,475,193
Valley National Bancorp	162,360	1,956,438

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Webster Financial	57,137	$3,002,549
Wintrust Financial	35,400	2,772,174

		91,258,674

Beverages–0.08%
†Boston Beer Class A	5,530	863,786

		863,786

Biotechnology–0.66%
†Bioverativ	67,679	3,862,441
†United Therapeutics	27,482	3,220,616

		7,083,057

Building Products–0.40%
Lennox International	23,791	4,257,875

		4,257,875

Capital Markets–3.19%
Eaton Vance	71,917	3,550,542
FactSet Research Systems	24,799	4,466,548
Federated Investors Class B	60,597	1,799,731
Janus Henderson Group	112,870	3,932,391
Legg Mason	55,217	2,170,580
MarketAxess Holdings	23,532	4,341,889
MSCI	56,538	6,609,292
SEI Investments	82,222	5,020,475
Stifel Financial	43,410	2,320,699

		34,212,147

Chemicals–3.01%
Ashland Global Holdings	39,620	2,590,752
Cabot	38,790	2,164,482
Chemours	116,100	5,875,821
Minerals Technologies	21,772	1,538,192
NewMarket	5,843	2,487,657
Olin	103,993	3,561,760
PolyOne	51,935	2,078,958
RPM International	83,809	4,302,754
Scotts Miracle-Gro Class A	25,966	2,527,530
Sensient Technologies	27,844	2,141,760
Valvoline	128,450	3,012,153

		32,281,819

Commercial Services & Supplies–1.82%
Brink’s	31,400	2,645,450
†Clean Harbors	31,948	1,811,452
†Copart	125,093	4,299,446
Deluxe	29,892	2,180,920
Herman Miller	36,544	1,311,930
HNI	27,145	1,125,703
MSA Safety	21,217	1,686,964
Pitney Bowes	115,100	1,612,551

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Rollins	60,849	$2,807,573

		19,481,989

Communications Equipment–1.38%
†ARRIS International	110,314	3,142,846
Brocade Communications Systems	262,224	3,133,577
†Ciena	90,037	1,978,113
InterDigital	21,515	1,586,731
†NetScout Systems	56,124	1,815,611
Plantronics	20,264	896,074
†ViaSat	34,293	2,205,726

		14,758,678

Construction & Engineering–1.22%
†AECOM	98,027	3,608,374
†Dycom Industries	19,189	1,647,951
EMCOR Group	36,931	2,562,273
Granite Construction	25,380	1,470,771
KBR	86,999	1,555,542
Valmont Industries	14,023	2,217,036

		13,061,947

Construction Materials–0.30%
Eagle Materials	30,317	3,234,824

		3,234,824

Consumer Finance–0.29%
†SLM	268,097	3,075,073

		3,075,073

Containers & Packaging–1.31%
AptarGroup	39,730	3,429,096
Bemis	56,775	2,587,237
Greif Class A	15,743	921,595
†Owens-Illinois	103,271	2,598,298
Silgan Holdings	45,814	1,348,306
Sonoco Products	63,007	3,178,703

		14,063,235

Distributors–0.26%
Pool	25,741	2,784,404

		2,784,404

Diversified Consumer Services–0.76%
Adtalem Global Education	38,848	1,392,701
Graham Holdings Class B	2,841	1,662,269
Service Corp. International	117,189	4,043,021
†Sotheby’s	22,890	1,055,458

		8,153,449

Diversified Telecommunication Services–0.05%
Frontier Communications	48,149	567,677

		567,677

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–1.88%
Great Plains Energy	134,990	$4,090,197
Hawaiian Electric Industries	69,067	2,304,766
IDACORP	31,466	2,766,805
OGE Energy	125,064	4,506,056
PNM Resources	50,539	2,036,722
Westar Energy	88,947	4,411,771

		20,116,317

Electrical Equipment–0.75%
EnerSys	27,618	1,910,337
Hubbell	34,235	3,971,945
Regal Beloit	27,827	2,198,333

		8,080,615

Electronic Equipment, Instruments & Components–5.17%
†Arrow Electronics	55,427	4,456,885
Avnet	78,033	3,066,697
Belden	26,819	2,159,734
Cognex	54,370	5,995,924
†Coherent	15,585	3,665,124
†IPG Photonics	23,820	4,408,129
Jabil	113,545	3,241,710
†Keysight Technologies	116,383	4,848,516
†Knowles	54,157	826,977
Littelfuse	14,410	2,822,631
National Instruments	66,495	2,804,094
SYNNEX	18,528	2,343,977
†Tech Data	22,003	1,954,967
†Trimble	159,074	6,243,655
†VeriFone Systems	71,163	1,443,186
Vishay Intertechnology	82,756	1,555,813
†Zebra Technologies	33,621	3,650,568

		55,488,587

Energy Equipment & Services–1.47%
Core Laboratories	27,538	2,718,001
†Diamond Offshore Drilling	39,367	570,821
†Dril-Quip	22,942	1,012,889
Ensco Class A	184,042	1,098,731
Nabors Industries	174,526	1,408,425
Oceaneering International	62,478	1,641,297
Patterson-UTI Energy	132,726	2,779,282
†Rowan Class A	70,685	908,302
†Superior Energy Services	92,632	989,310
†Transocean	248,200	2,670,632

		15,797,690

Equity Real Estate Investment Trusts–9.10%
Alexander & Baldwin	28,125	1,303,031
American Campus Communities	85,361	3,768,688
Camden Property Trust	58,276	5,329,340
CoreCivic	75,051	2,009,115
CoreSite Realty	21,700	2,428,230

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	63,113	$2,072,000
Cousins Properties	266,434	2,488,494
CyrusOne	57,800	3,406,154
DCT Industrial Trust	58,197	3,370,770
Douglas Emmett	95,789	3,776,002
Education Realty Trust	46,505	1,670,925
EPR Properties	40,588	2,830,607
First Industrial Realty Trust	74,559	2,243,480
GEO Group	78,750	2,118,375
Healthcare Realty Trust	78,516	2,539,207
Highwoods Properties	64,547	3,362,253
Hospitality Properties Trust	104,162	2,967,575
†JBG SMITH Properties	58,200	1,991,022
Kilroy Realty	61,587	4,380,067
Lamar Advertising Class A	52,297	3,583,913
LaSalle Hotel Properties	71,840	2,084,797
Liberty Property Trust	92,179	3,784,870
Life Storage	29,582	2,420,103
Mack-Cali Realty	54,743	1,297,957
Medical Properties Trust	230,804	3,030,457
National Retail Properties	93,388	3,890,544
Omega Healthcare Investors	123,436	3,938,843
Potlatch	24,742	1,261,842
†Quality Care Properties	57,104	885,112
Rayonier	79,978	2,310,564
Sabra Health Care REIT	110,999	2,435,318
Senior Housing Properties Trust	150,586	2,943,956
Tanger Factory Outlet Centers	58,953	1,439,632
Taubman Centers	37,678	1,872,597
†Uniti Group	102,788	1,506,872
Urban Edge Properties	66,056	1,593,271
Washington Prime Group	113,177	942,764
Weingarten Realty Investors	74,313	2,358,695

		97,637,442

Food & Staples Retailing–0.51%
Casey’s General Stores	23,983	2,624,939
†Sprouts Farmers Market	80,394	1,508,995
†United Natural Foods	30,764	1,279,475

		5,413,409

Food Products–2.54%
Dean Foods	55,214	600,728
Flowers Foods	116,961	2,200,036
†Hain Celestial Group	65,768	2,706,353
Ingredion	44,995	5,428,197
Lamb Weston Holdings	91,513	4,291,045
Lancaster Colony	11,889	1,428,107
†Post Holdings	41,877	3,696,483
Sanderson Farms	12,600	2,035,152
Snyder’s-Lance	52,411	1,998,956
Tootsie Roll Industries	11,061	420,318

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†TreeHouse Foods	36,233	$2,454,061

		27,259,436

Gas Utilities–2.19%
Atmos Energy	66,619	5,585,337
National Fuel Gas	54,209	3,068,771
New Jersey Resources	54,905	2,314,246
ONE Gas	32,400	2,385,936
Southwest Gas Holdings	30,194	2,343,658
UGI	108,888	5,102,492
WGL Holdings	32,478	2,734,648

		23,535,088

Health Care Equipment & Supplies–3.03%
†ABIOMED	26,230	4,422,378
†Globus Medical	45,926	1,364,921
†Halyard Health	28,498	1,283,265
Hill-Rom Holdings	41,777	3,091,498
†LivaNova	27,514	1,927,631
†Masimo	29,683	2,569,360
†NuVasive	32,315	1,792,190
STERIS	53,196	4,702,526
Teleflex	28,288	6,844,847
West Pharmaceutical Services	46,340	4,460,688

		32,459,304

Health Care Providers & Services–1.67%
†Acadia Healthcare	50,800	2,426,208
HealthSouth	62,616	2,902,252
†LifePoint Health	24,520	1,419,708
†MEDNAX	59,369	2,559,991
†Molina Healthcare	27,413	1,884,918
Owens & Minor	36,907	1,077,684
†Tenet Healthcare	48,614	798,728
†WellCare Health Plans	27,918	4,794,637

		17,864,126

Health Care Technology–0.41%
†Allscripts Healthcare Solutions	110,522	1,572,728
†Medidata Solutions	36,400	2,841,384

		4,414,112

Hotels, Restaurants & Leisure–2.64%
Brinker International	30,321	966,027
†Buffalo Wild Wings	9,904	1,046,853
Cheesecake Factory	27,104	1,141,620
Churchill Downs	8,097	1,669,601
Cracker Barrel Old Country Store	14,920	2,262,170
Domino’s Pizza	30,268	6,009,711
Dunkin’ Brands Group	56,235	2,984,954
ILG	66,300	1,772,199
International Speedway Class A	15,896	572,256
Jack in the Box	18,155	1,850,358

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International	16,260	$1,188,118
Six Flags Entertainment	50,000	3,047,000
Texas Roadhouse	40,741	2,002,013
Wendy’s	115,432	1,792,659

		28,305,539

Household Durables–1.86%
CalAtlantic Group	47,904	1,754,724
†Helen of Troy	16,997	1,647,009
KB Home	50,515	1,218,422
†NVR	2,186	6,241,030
†Tempur Sealy International	28,532	1,840,885
Toll Brothers	95,197	3,947,820
†TRI Pointe Group	96,964	1,339,073
Tupperware Brands	32,359	2,000,433

		19,989,396

Household Products–0.17%
Energizer Holdings	39,238	1,806,910

		1,806,910

Industrial Conglomerates–0.37%
Carlisle	39,459	3,957,343

		3,957,343

Insurance–4.27%
†Alleghany	9,675	5,360,047
American Financial Group	42,994	4,447,729
Aspen Insurance Holdings	36,763	1,485,225
Brown & Brown	73,489	3,541,435
CNO Financial Group	106,344	2,482,069
First American Financial	69,237	3,459,773
†Genworth Financial	304,296	1,171,540
Hanover Insurance Group	26,458	2,564,574
Kemper	30,962	1,640,986
Mercury General	22,268	1,262,373
Old Republic International	155,420	3,060,220
Primerica	28,468	2,321,565
Reinsurance Group of America	40,520	5,653,756
RenaissanceRe Holdings	25,108	3,393,095
WR Berkley	59,963	4,001,931

		45,846,318

Internet & Direct Marketing Retail–0.07%
HSN	19,467	760,186

		760,186

Internet Software & Services–0.66%
†Cars.com	44,000	1,170,840
j2 Global	30,707	2,268,633
LogMeIn	33,334	3,668,407

		7,107,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–3.34%
†Acxiom	48,868	$1,204,108
Broadridge Financial Solutions	73,144	5,911,498
Convergys	59,364	1,536,934
†CoreLogic	53,716	2,482,754
DST Systems	38,334	2,103,770
Jack Henry & Associates	48,622	4,997,855
Leidos Holdings	89,300	5,288,346
MAXIMUS	41,116	2,651,982
Sabre	129,800	2,349,380
Science Applications International	27,771	1,856,491
†Teradata	79,800	2,696,442
†WEX	24,777	2,780,475

		35,860,035

Leisure Products–0.64%
Brunswick	55,439	3,102,921
Polaris Industries	36,403	3,808,846

		6,911,767

Life Sciences Tools & Services–1.26%
†Bio-Rad Laboratories Class A	12,713	2,825,083
Bio-Techne	23,630	2,856,631
†Charles River Laboratories International	29,747	3,213,271
†INC Research Holdings Class A	35,000	1,830,500
†PAREXEL International	31,801	2,801,032

		13,526,517

Machinery–5.01%
AGCO	41,806	3,084,029
Crane	32,111	2,568,559
Donaldson	82,016	3,767,815
Graco	35,194	4,353,146
IDEX	47,987	5,828,981
ITT	54,812	2,426,527
Kennametal	49,767	2,007,601
Lincoln Electric Holdings	39,209	3,594,681
Nordson	32,145	3,809,183
Oshkosh	46,825	3,864,935
Terex	53,914	2,427,208
Timken	43,015	2,088,378
Toro	67,557	4,192,587
Trinity Industries	94,539	3,015,794
Wabtec	53,468	4,050,201
Woodward	34,988	2,715,419

		53,795,044

Marine–0.21%
†Kirby	33,686	2,221,592

		2,221,592

Media–1.52%
†AMC Networks Class A	33,108	1,935,825

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Cable One	2,964	$2,140,364
Cinemark Holdings	65,746	2,380,663
John Wiley & Sons Class A	27,320	1,461,620
†Live Nation Entertainment	83,812	3,650,013
Meredith	24,710	1,371,405
New York Times Class A	78,646	1,541,462
TEGNA	136,700	1,822,211

		16,303,563

Metals & Mining–2.07%
†Allegheny Technologies	69,254	1,655,171
Carpenter Technology	28,463	1,367,078
Commercial Metals	73,695	1,402,416
Compass Minerals International	21,533	1,397,492
Reliance Steel & Aluminum	45,592	3,472,743
Royal Gold	41,352	3,557,926
Steel Dynamics	150,649	5,192,871
United States Steel	110,778	2,842,563
Worthington Industries	28,515	1,311,690

		22,199,950

Multiline Retail–0.20%
Big Lots	27,096	1,451,533
Dillard’s Class A	12,900	723,303

		2,174,836

Multi-Utilities–1.00%
Black Hills	33,902	2,334,831
MDU Resources Group	123,728	3,210,742
NorthWestern	30,800	1,753,752
Vectren	52,546	3,455,950

		10,755,275

Oil, Gas & Consumable Fuels–2.54%
†Callon Petroleum	125,900	1,415,116
†CONSOL Energy	129,076	2,186,547
†Energen	60,765	3,322,630
†Gulfport Energy	103,046	1,477,680
HollyFrontier	110,952	3,990,943
†Matador Resources	55,700	1,512,255
Murphy Oil	102,900	2,733,024
PBF Energy Class A	69,700	1,924,417
†QEP Resources	146,412	1,254,751
SM Energy	65,344	1,159,203
†Southwestern Energy	317,600	1,940,536
World Fuel Services	43,516	1,475,628
†WPX Energy	252,356	2,902,094

		27,294,824

Paper & Forest Products–0.39%
Domtar	39,816	1,727,616
†Louisiana-Pacific	91,867	2,487,758

		4,215,374

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–0.47%
†Avon Products	266,854	$621,770
†Edgewell Personal Care	35,297	2,568,563
Nu Skin Enterprises Class A	30,700	1,887,436

		5,077,769

Pharmaceuticals–0.94%
†Akorn	58,370	1,937,300
†Catalent	79,236	3,163,101
†Endo International	122,600	1,050,069
†Mallinckrodt	61,300	2,290,781
†Prestige Brands Holdings	33,712	1,688,634

		10,129,885

Professional Services–0.71%
Dun & Bradstreet	23,400	2,723,994
ManpowerGroup	41,811	4,926,172

		7,650,166

Real Estate Management & Development–0.33%
Jones Lang LaSalle	28,693	3,543,585

		3,543,585

Road & Rail–1.79%
†Avis Budget Group	44,568	1,696,258
†Genesee & Wyoming	39,004	2,886,686
Knight-Swift Transportation Holdings Class A	80,900	3,361,395
Landstar System	26,612	2,651,886
Old Dominion Freight Line	42,829	4,715,901
Ryder System	33,588	2,839,865
Werner Enterprises	27,281	997,121

		19,149,112

Semiconductors & Semiconductor Equipment–2.62%
†Cirrus Logic	40,528	2,160,953
†Cree	59,981	1,690,864
Cypress Semiconductor	210,777	3,165,871
†First Solar	50,683	2,325,336
†Integrated Device Technology	84,681	2,250,821
†Microsemi	73,117	3,764,063
Monolithic Power Systems	24,147	2,572,863
†Silicon Laboratories	27,000	2,157,300
†Synaptics	20,556	805,384
Teradyne	123,900	4,620,231
Versum Materials	67,615	2,624,814

		28,138,500

Software–3.47%
†ACI Worldwide	75,048	1,709,593
Blackbaud	30,500	2,677,900
CDK Global	82,537	5,207,259
†CommVault Systems	26,427	1,606,762
Fair Isaac	19,441	2,731,461
†Fortinet	95,708	3,430,175

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Manhattan Associates	43,824	$1,821,764
†PTC	72,360	4,072,421
†Take-Two Interactive Software	66,960	6,845,321
†Tyler Technologies	21,705	3,783,616
†Ultimate Software Group	17,913	3,396,305

		37,282,577

Specialty Retail–1.83%
Aaron’s	39,549	1,725,523
American Eagle Outfitters	105,230	1,504,789
†AutoNation	40,400	1,917,384
Bed Bath & Beyond	89,600	2,102,912
Dick’s Sporting Goods	53,735	1,451,382
GameStop Class A	64,520	1,332,983
†Michaels	69,000	1,481,430
†Murphy USA	20,779	1,433,751
Office Depot	319,137	1,448,882
†Sally Beauty Holdings	82,723	1,619,716
†Urban Outfitters	49,808	1,190,411
Williams-Sonoma	49,585	2,472,308

		19,681,471

Technology Hardware, Storage & Peripherals–0.46%
†3D Systems	72,691	973,332
Diebold Nixdorf	45,869	1,048,107
†NCR	76,995	2,888,852

		4,910,291

Textiles, Apparel & Luxury Goods–0.60%
Carter’s	29,868	2,949,465
†Deckers Outdoor	19,564	1,338,373
†Skechers U.S.A. Class A	84,966	2,131,797

		6,419,635

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.54%
New York Community Bancorp	306,057	$3,945,075
Washington Federal	55,051	1,852,466

		5,797,541

Trading Companies & Distributors–0.71%
GATX	23,969	1,475,532
MSC Industrial Direct	28,658	2,165,685
†NOW	65,626	906,295
Watsco	19,249	3,100,436

		7,647,948

Water Utilities–0.34%
Aqua America	111,138	3,688,670

		3,688,670

Wireless Telecommunication Services–0.15%
Telephone & Data Systems	58,207	1,623,393

		1,623,393

Total Common Stock (Cost $883,250,279)		1,056,730,097

MONEY MARKET FUND–1.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	17,001,743	17,001,743

Total Money Market Fund (Cost $17,001,743)		17,001,743

TOTAL VALUE OF SECURITIES–100.05% (Cost $900,252,022)	1,073,731,840
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(588,450)

NET ASSETS APPLICABLE TO 85,981,642 SHARES OUTSTANDING–100.00%	$1,073,143,390

†	Non-income producing.

«	Includes $144,663 cash collateral due to broker for futures contracts as of September 30, 2017.

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
111	E-mini S&P MidCap 400 Index	$19,102,737	$19,932,270	12/18/17	$829,533

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$1,056,730,097
Money Market Fund	17,001,743

Total Investments	$1,073,731,840

Derivatives:
Assets:
Futures Contracts	$829,533

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA S&P 500 Index Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.00%
Aerospace & Defense–2.46%
Arconic	150,360	$3,740,957
Boeing	196,389	49,924,048
General Dynamics	99,480	20,451,098
L3 Technologies	27,176	5,120,774
Lockheed Martin	87,602	27,182,025
Northrop Grumman	61,233	17,617,959
Raytheon	102,001	19,031,347
Rockwell Collins	56,905	7,438,053
Textron	97,822	5,270,649
TransDigm Group	17,700	4,525,005
United Technologies	262,159	30,431,417

		190,733,332

Air Freight & Logistics–0.72%
CH Robinson Worldwide	51,527	3,921,205
Expeditors International of Washington	63,176	3,781,715
FedEx	84,903	19,152,419
United Parcel Service Class B	239,824	28,800,464

		55,655,803

Airlines–0.49%
Alaska Air Group	44,700	3,409,269
American Airlines Group	152,400	7,237,476
Delta Air Lines	234,300	11,297,946
Southwest Airlines	193,681	10,842,262
†United Continental Holdings	90,900	5,533,992

		38,320,945

Auto Components–0.20%
BorgWarner	70,798	3,626,982
Delphi Automotive	93,524	9,202,762
Goodyear Tire & Rubber	88,037	2,927,230

		15,756,974

Automobiles–0.49%
Ford Motor	1,355,602	16,226,556
General Motors	461,206	18,623,498
Harley-Davidson	63,693	3,070,640

		37,920,694

Banks–6.32%
Bank of America	3,450,801	87,443,297
BB&T	281,526	13,214,830
Citigroup	958,162	69,696,704
Citizens Financial Group	180,600	6,839,322
Comerica	63,052	4,808,346
Fifth Third Bancorp	261,012	7,303,116
Huntington Bancshares	391,420	5,464,223
JPMorgan Chase & Co.	1,237,560	118,199,356
KeyCorp	373,194	7,023,511
M&T Bank	53,685	8,645,432
People’s United Financial	108,817	1,973,940

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	169,146	$22,795,806
Regions Financial	424,714	6,468,394
SunTrust Banks	169,964	10,158,748
US Bancorp	555,956	29,793,682
Wells Fargo & Co.	1,575,382	86,882,317
Zions Bancorporation	71,242	3,361,198

		490,072,222

Beverages–1.95%
Brown-Forman Class B	64,040	3,477,372
Coca-Cola	1,352,197	60,862,387
Constellation Brands Class A	61,535	12,273,156
Dr Pepper Snapple Group	65,858	5,826,457
Molson Coors Brewing Class B	64,517	5,267,168
†Monster Beverage	144,251	7,969,868
PepsiCo	499,575	55,667,642

		151,344,050

Biotechnology–3.11%
AbbVie	558,310	49,611,427
†Alexion Pharmaceuticals	77,705	10,901,234
Amgen	256,657	47,853,698
†Biogen	75,649	23,687,215
†Celgene	277,040	40,397,973
Gilead Sciences	458,549	37,151,640
†Incyte	59,200	6,911,008
†Regeneron Pharmaceuticals	26,162	11,697,553
†Vertex Pharmaceuticals	87,300	13,273,092

		241,484,840

Building Products–0.36%
Allegion	33,625	2,907,554
AO Smith	51,700	3,072,531
Fortune Brands Home & Security	55,400	3,724,542
Johnson Controls International	331,989	13,375,837
Masco	115,021	4,486,969

		27,567,433

Capital Markets–2.96%
Affiliated Managers Group	19,500	3,701,685
Ameriprise Financial	54,582	8,105,973
Bank of New York Mellon	367,303	19,474,405
BlackRock	43,591	19,489,100
CBOE Holdings	39,700	4,272,911
Charles Schwab	419,125	18,332,528
CME Group	119,753	16,248,087
†E*TRADE Financial	101,343	4,419,568
Franklin Resources	124,656	5,548,439
Goldman Sachs Group	126,486	30,001,214
Intercontinental Exchange	210,630	14,470,281
Invesco	143,439	5,026,103
Moody’s	59,642	8,302,763
Morgan Stanley	501,420	24,153,401

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Nasdaq	41,177	$3,194,100
Northern Trust	74,984	6,893,279
Raymond James Financial	44,800	3,777,984
S&P Global	89,779	14,033,355
State Street	131,490	12,562,555
T. Rowe Price Group	87,735	7,953,178

		229,960,909

Chemicals–2.16%
Air Products & Chemicals	75,299	11,386,715
Albemarle	40,600	5,534,186
CF Industries Holdings	80,590	2,833,544
DowDuPont	820,582	56,808,892
Eastman Chemical	52,227	4,726,021
Ecolab	90,959	11,698,237
FMC	46,801	4,179,797
International Flavors & Fragrances	28,420	4,061,502
LyondellBasell Industries Class A	115,760	11,466,028
Monsanto	152,152	18,230,853
Mosaic	123,247	2,660,903
PPG Industries	89,956	9,774,619
Praxair	98,984	13,832,024
Sherwin-Williams	28,016	10,030,849

		167,224,170

Commercial Services & Supplies–0.30%
Cintas	31,808	4,589,258
Republic Services	81,337	5,373,122
†Stericycle	29,701	2,127,186
Waste Management	144,471	11,307,745

		23,397,311

Communications Equipment–0.98%
Cisco Systems	1,748,824	58,812,951
†F5 Networks	23,296	2,808,566
Harris	43,458	5,722,549
Juniper Networks	127,104	3,537,304
Motorola Solutions	57,102	4,846,247

		75,727,617

Construction & Engineering–0.09%
Fluor	51,837	2,182,338
Jacobs Engineering Group	45,834	2,670,747
†Quanta Services	51,987	1,942,754

		6,795,839

Construction Materials–0.13%
Martin Marietta Materials	22,900	4,722,667
Vulcan Materials	46,963	5,616,775

		10,339,442

Consumer Finance–0.73%
American Express	258,050	23,343,203
Capital One Financial	167,430	14,174,624

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	136,511	$8,802,229
Navient	109,964	1,651,659
Synchrony Financial	271,568	8,432,186

		56,403,901

Containers & Packaging–0.36%
Avery Dennison	31,943	3,141,275
Ball	124,556	5,144,163
International Paper	142,101	8,074,179
Packaging Corp. of America	33,100	3,795,908
Sealed Air	69,297	2,960,368
WestRock	86,218	4,891,147

		28,007,040

Distributors–0.12%
Genuine Parts	53,641	5,130,762
†LKQ	109,600	3,944,504

		9,075,266

Diversified Consumer Services–0.02%
H&R Block	74,314	1,967,835

		1,967,835

Diversified Financial Services–1.64%
†Berkshire Hathaway Class B	676,669	124,046,961
Leucadia National	111,225	2,808,431

		126,855,392

Diversified Telecommunication Services–2.13%
AT&T	2,166,035	84,843,591
CenturyLink	187,603	3,545,697
†Level 3 Communications	104,700	5,579,463
Verizon Communications	1,441,758	71,352,603

		165,321,354

Electric Utilities–1.91%
Alliant Energy	82,000	3,408,740
American Electric Power	174,578	12,262,359
Duke Energy	250,248	21,000,812
Edison International	114,304	8,820,840
Entergy	63,372	4,839,086
Eversource Energy	111,174	6,719,357
Exelon	327,956	12,354,103
FirstEnergy	147,706	4,553,776
NextEra Energy	162,458	23,808,220
PG&E	174,473	11,879,867
Pinnacle West Capital	39,983	3,380,962
PPL	240,298	9,119,309
Southern	351,626	17,278,902
Xcel Energy	177,477	8,398,212

		147,824,545

Electrical Equipment–0.54%
Acuity Brands	15,700	2,689,096

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
AMETEK	83,000	$5,481,320
Eaton	156,517	12,018,940
Emerson Electric	223,030	14,015,205
Rockwell Automation	44,290	7,892,921

		42,097,482

Electronic Equipment, Instruments & Components–0.40%
Amphenol Class A	109,832	9,296,180
Corning	329,260	9,851,459
FLIR Systems	49,450	1,924,099
TE Connectivity	123,011	10,217,294

		31,289,032

Energy Equipment & Services–0.84%
Baker Hughes a GE Company	149,997	5,492,890
Halliburton	304,837	14,031,647
Helmerich & Payne	38,008	1,980,597
National Oilwell Varco	135,690	4,848,204
Schlumberger	484,373	33,789,860
†TechnipFMC	169,316	4,727,303

		64,870,501

Equity Real Estate Investment Trusts–2.84%
Alexandria Real Estate Equities	31,100	3,699,967
American Tower	147,903	20,215,382
Apartment Investment & Management	56,213	2,465,502
AvalonBay Communities	48,548	8,661,934
Boston Properties	55,212	6,784,451
Crown Castle International	142,365	14,233,653
Digital Realty Trust	72,000	8,519,760
Duke Realty	124,800	3,596,736
Equinix	27,142	12,113,475
Equity Residential	128,742	8,487,960
Essex Property Trust	23,600	5,995,108
Extra Space Storage	43,800	3,500,496
Federal Realty Investment Trust	24,600	3,055,566
Four Corners Property Trust	1	25
GGP	208,500	4,330,545
HCP	166,323	4,628,769
Host Hotels & Resorts	265,751	4,913,736
Iron Mountain	89,100	3,465,990
Kimco Realty	143,945	2,814,125
Macerich	42,410	2,331,278
Mid-America Apartment Communities	41,100	4,392,768
Prologis	185,389	11,764,786
Public Storage	51,751	11,074,196
Realty Income	91,000	5,204,290
Regency Centers	52,100	3,232,284
†SBA Communications	42,500	6,122,125
Simon Property Group	108,948	17,541,717
SL Green Realty	34,900	3,536,068
UDR	93,300	3,548,199
Ventas	119,495	7,782,709

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Vornado Realty Trust	60,774	$4,672,305
Welltower	126,101	8,862,378
Weyerhaeuser	266,507	9,069,233

		220,617,516

Food & Staples Retailing–1.75%
Costco Wholesale	152,048	24,979,966
CVS Health	359,121	29,203,720
Kroger	326,946	6,558,537
Sysco	174,118	9,393,666
Walgreens Boots Alliance	323,662	24,993,180
Wal-Mart Stores	516,995	40,397,989

		135,527,058

Food Products–1.22%
Archer-Daniels-Midland	199,123	8,464,719
Campbell Soup	62,850	2,942,637
Conagra Brands	149,152	5,032,388
General Mills	205,112	10,616,597
Hershey	50,030	5,461,775
Hormel Foods	94,272	3,029,902
JM Smucker	40,147	4,212,625
Kellogg	89,577	5,586,917
Kraft Heinz	207,224	16,070,221
McCormick & Co.	41,319	4,240,982
Mondelez International	537,108	21,838,811
Tyson Foods Class A	102,550	7,224,648

		94,722,222

Health Care Equipment & Supplies–2.73%
Abbott Laboratories	617,280	32,938,061
†Align Technology	26,000	4,843,020
Baxter International	169,322	10,624,955
Becton Dickinson & Co.	78,801	15,441,056
†Boston Scientific	479,187	13,977,885
Cooper	17,600	4,173,136
CR Bard	25,237	8,088,459
Danaher	211,501	18,142,556
DENTSPLY SIRONA	82,775	4,950,773
†Edwards Lifesciences	72,916	7,970,448
†Hologic	106,600	3,911,154
†IDEXX Laboratories	32,300	5,022,327
†Intuitive Surgical	12,823	13,411,319
Medtronic	478,096	37,181,526
ResMed	49,800	3,832,608
Stryker	113,112	16,064,166
†Varian Medical Systems	32,432	3,245,146
Zimmer Biomet Holdings	69,290	8,113,166

		211,931,761

Health Care Providers & Services–2.66%
Aetna	116,044	18,452,156
AmerisourceBergen	59,278	4,905,255

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Anthem	91,488	$17,371,741
Cardinal Health	113,561	7,599,502
†Centene	60,800	5,883,616
Cigna	89,056	16,648,129
†DaVita	56,628	3,363,137
†Envision Healthcare	42,500	1,910,375
†Express Scripts Holding	206,932	13,102,934
†HCA Healthcare	101,100	8,046,549
†Henry Schein	55,400	4,542,246
Humana	50,232	12,238,022
†Laboratory Corp. of America Holdings	34,947	5,275,949
McKesson	73,487	11,288,338
Patterson	30,024	1,160,428
Quest Diagnostics	47,611	4,458,294
UnitedHealth Group	340,346	66,656,764
Universal Health Services Class B	32,000	3,550,080

		206,453,515

Health Care Technology–0.10%
†Cerner	104,129	7,426,480

		7,426,480

Hotels, Restaurants & Leisure–1.73%
Carnival	144,991	9,362,069
†Chipotle Mexican Grill	8,822	2,715,676
Darden Restaurants	40,630	3,200,831
Hilton Worldwide Holdings	70,700	4,910,115
Marriott International Class A	110,827	12,219,785
McDonald’s	286,418	44,875,972
MGM Resorts International	169,500	5,524,005
Royal Caribbean Cruises	57,600	6,827,904
Starbucks	506,406	27,199,066
Wyndham Worldwide	38,873	4,097,603
Wynn Resorts	28,350	4,221,882
Yum Brands	117,524	8,650,942

		133,805,850

Household Durables–0.44%
DR Horton	116,474	4,650,807
Garmin	42,324	2,284,226
Leggett & Platt	48,336	2,307,077
Lennar	78,343	4,136,510
†Mohawk Industries	21,700	5,370,967
Newell Brands	166,803	7,117,484
PulteGroup	106,741	2,917,232
Whirlpool	27,308	5,036,688

		33,820,991

Household Products–1.67%
Church & Dwight	93,000	4,505,850
Clorox	45,885	6,052,690
Colgate-Palmolive	309,052	22,514,438
Kimberly-Clark	124,431	14,643,040

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble	901,131	$81,984,898

		129,700,916

Independent Power & Renewable Electricity Producers–0.07%
AES	228,515	2,518,235
NRG Energy	118,655	3,036,381

		5,554,616

Industrial Conglomerates–2.12%
3M	209,371	43,946,973
General Electric	3,054,883	73,867,071
Honeywell International	268,872	38,109,917
Roper Technologies	35,164	8,558,918

		164,482,879

Insurance–2.70%
Aflac	141,311	11,501,302
Allstate	127,572	11,725,143
American International Group	317,744	19,506,304
Aon	89,496	13,075,366
Arthur J. Gallagher & Co.	63,400	3,902,270
Assurant	19,716	1,883,272
†Brighthouse Financial	34,728	2,111,462
Chubb	161,746	23,056,892
Cincinnati Financial	52,875	4,048,639
Everest Re Group	14,100	3,220,299
Hartford Financial Services Group	130,289	7,221,919
*Lincoln National	82,636	6,072,093
Loews	96,708	4,628,445
Marsh & McLennan	178,869	14,991,011
MetLife	382,015	19,845,679
Principal Financial Group	95,833	6,165,895
Progressive	207,718	10,057,706
Prudential Financial	149,325	15,876,234
Torchmark	38,379	3,073,774
Travelers	98,506	12,068,955
Unum Group	80,911	4,136,979
Willis Towers Watson	46,073	7,105,839
XL Group	96,942	3,824,362

		209,099,840

Internet & Direct Marketing Retail–2.60%
†Amazon.com	140,358	134,933,163
Expedia	41,749	6,009,351
†Netflix	152,200	27,601,470
†Priceline Group	17,175	31,444,333
†TripAdvisor	39,134	1,586,101

		201,574,418

Internet Software & Services–4.73%
†Akamai Technologies	62,403	3,040,274
†Alphabet Class A	104,920	102,162,702
†Alphabet Class C	106,198	101,855,564

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†eBay	360,544	$13,866,522
†Facebook Class A	832,500	142,249,275
†VeriSign	31,387	3,339,263

		366,513,600

IT Services–3.91%
Accenture Class A	215,767	29,143,649
Alliance Data Systems	17,000	3,766,350
Automatic Data Processing	156,668	17,126,946
Cognizant Technology Solutions Class A	210,416	15,263,577
CSRA	49,285	1,590,427
DXC Technology	99,450	8,540,766
Fidelity National Information Services	113,589	10,608,077
†Fiserv	75,112	9,686,444
†Gartner	31,500	3,918,915
Global Payments	55,226	5,248,127
International Business Machines	305,163	44,273,048
Mastercard Class A	331,320	46,782,384
Paychex	114,576	6,869,977
†PayPal Holdings	397,944	25,480,354
Total System Services	58,068	3,803,454
Visa Class A	643,328	67,703,839
Western Union	173,887	3,338,630

		303,144,964

Leisure Products–0.07%
Hasbro	39,684	3,875,936
Mattel	118,368	1,832,337

		5,708,273

Life Sciences Tools & Services–0.81%
Agilent Technologies	117,037	7,513,775
†Illumina	51,400	10,238,880
†Mettler-Toledo International	9,100	5,698,056
PerkinElmer	39,675	2,736,385
†Quintiles IMS Holdings	53,400	5,076,738
Thermo Fisher Scientific	140,753	26,630,468
†Waters	29,216	5,244,856

		63,139,158

Machinery–1.60%
Caterpillar	207,981	25,937,310
Cummins	54,529	9,162,508
Deere & Co.	112,500	14,128,875
Dover	55,851	5,104,223
Flowserve	47,884	2,039,380
Fortive	108,600	7,687,794
Illinois Tool Works	109,619	16,219,227
Ingersoll-Rand	89,175	7,951,735
PACCAR	123,955	8,966,905
Parker-Hannifin	47,582	8,327,802
Pentair	58,794	3,995,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Snap-on	20,375	$3,036,079
Stanley Black & Decker	52,040	7,856,479
Xylem	63,873	4,000,366

		124,414,323

Media–2.80%
CBS Class B	131,403	7,621,374
†Charter Communications Class A	70,700	25,693,794
Comcast Class A	1,660,744	63,905,429
†Discovery Communications Class A	52,143	1,110,124
†Discovery Communications Class C	78,143	1,583,177
†DISH Network Class A	79,100	4,289,593
Interpublic Group	135,580	2,818,708
News Class A	135,890	1,801,901
News Class B	38,200	521,430
Omnicom Group	84,597	6,266,100
Scripps Networks Interactive Class A	33,553	2,881,867
Time Warner	273,733	28,043,946
Twenty-First Century Fox Class A	366,957	9,680,326
Twenty-First Century Fox Class B	154,500	3,984,555
Viacom Class B	123,923	3,450,016
Walt Disney	542,790	53,502,810

		217,155,150

Metals & Mining–0.26%
†Freeport-McMoRan	496,161	6,966,100
Newmont Mining	186,932	7,011,819
Nucor	111,943	6,273,286

		20,251,205

Multiline Retail–0.43%
Dollar General	89,729	7,272,535
†Dollar Tree	83,683	7,265,358
Kohl’s	63,403	2,894,347
Macy’s	112,117	2,446,393
Nordstrom	40,611	1,914,809
Target	194,638	11,485,588

		33,279,030

Multi-Utilities–0.99%
Ameren	85,201	4,928,026
CenterPoint Energy	150,835	4,405,890
CMS Energy	96,538	4,471,640
Consolidated Edison	105,312	8,496,572
Dominion Energy	226,010	17,386,949
DTE Energy	62,092	6,666,197
NiSource	110,795	2,835,244
Public Service Enterprise Group	174,889	8,088,616
SCANA	49,706	2,410,244
Sempra Energy	86,588	9,882,288
WEC Energy Group	110,658	6,947,109

		76,518,775

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.13%
Anadarko Petroleum	197,727	$9,658,964
Andeavor	52,961	5,462,927
Apache	135,726	6,216,251
Cabot Oil & Gas	168,696	4,512,618
†Chesapeake Energy	270,105	1,161,451
Chevron	667,534	78,435,245
Cimarex Energy	33,700	3,830,679
†Concho Resources	51,000	6,717,720
ConocoPhillips	430,710	21,557,035
Devon Energy	186,614	6,850,600
EOG Resources	200,402	19,386,889
EQT	62,607	4,084,481
Exxon Mobil	1,492,510	122,355,970
Hess	96,620	4,530,512
Kinder Morgan	666,381	12,781,188
Marathon Oil	302,129	4,096,869
Marathon Petroleum	182,720	10,246,938
†Newfield Exploration	73,397	2,177,689
Noble Energy	171,285	4,857,643
Occidental Petroleum	265,498	17,047,627
ONEOK	133,177	7,379,338
Phillips 66	151,071	13,839,614
Pioneer Natural Resources	59,514	8,780,696
Range Resources	59,106	1,156,704
Valero Energy	156,845	12,066,086
Williams	282,218	8,469,362

		397,661,096

Personal Products–0.15%
Coty Class A	173,567	2,869,062
Estee Lauder Class A	78,567	8,472,665

		11,341,727

Pharmaceuticals–4.77%
Allergan	117,203	24,020,755
Bristol-Myers Squibb	581,726	37,079,215
Eli Lilly & Co.	337,952	28,908,414
Johnson & Johnson	943,881	122,713,969
Merck & Co.	960,581	61,506,001
†Mylan	188,605	5,916,539
Perrigo	46,651	3,949,007
Pfizer	2,102,948	75,075,244
Zoetis	170,921	10,897,923

		370,067,067

Professional Services–0.28%
Equifax	42,618	4,517,082
†IHS Markit	127,800	5,633,424
Nielsen Holdings	120,300	4,986,435
Robert Half International	47,717	2,402,074
†Verisk Analytics Class A	55,000	4,575,450

		22,114,465

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.05%
†CBRE Group Class A	98,176	$3,718,907

		3,718,907

Road & Rail–0.92%
CSX	325,304	17,650,995
JB Hunt Transport Services	32,400	3,598,992
Kansas City Southern	38,738	4,210,046
Norfolk Southern	101,232	13,386,920
Union Pacific	282,402	32,750,160

		71,597,113

Semiconductors & Semiconductor Equipment–3.64%
†Advanced Micro Devices	270,100	3,443,775
Analog Devices	128,456	11,069,054
Applied Materials	375,053	19,536,511
Broadcom	142,985	34,679,582
Intel	1,650,928	62,867,338
KLA-Tencor	56,221	5,959,426
Lam Research	56,750	10,501,020
Microchip Technology	77,303	6,940,263
†Micron Technology	391,759	15,407,881
NVIDIA	211,310	37,775,889
†Qorvo	46,100	3,258,348
QUALCOMM	513,924	26,641,820
Skyworks Solutions	66,900	6,817,110
Texas Instruments	347,724	31,169,979
Xilinx	88,755	6,286,517

		282,354,513

Software–4.98%
Activision Blizzard	265,500	17,127,405
†Adobe Systems	172,800	25,778,304
†ANSYS	29,400	3,608,262
†Autodesk	77,103	8,655,583
CA	112,419	3,752,546
†Cadence Design Systems	98,500	3,887,795
†Citrix Systems	50,656	3,891,394
†Electronic Arts	112,279	13,255,659
Intuit	86,240	12,258,154
Microsoft	2,708,788	201,777,618
Oracle	1,062,578	51,375,646
†Red Hat	61,803	6,851,481
†salesforce.com	239,036	22,330,743
Symantec	215,525	7,071,375
†Synopsys	52,800	4,251,984

		385,873,949

Specialty Retail–2.12%
Advance Auto Parts	25,800	2,559,360
†AutoZone	9,927	5,907,657
Best Buy	97,877	5,575,074
†CarMax	67,709	5,133,019
Foot Locker	49,100	1,729,302

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Gap	75,150	$2,219,179
Home Depot	414,585	67,809,523
L Brands	85,443	3,555,283
Lowe’s	302,497	24,181,610
†O’Reilly Automotive	32,657	7,033,338
Ross Stores	137,226	8,860,683
Signet Jewelers	25,100	1,670,405
Tiffany & Co.	39,515	3,626,687
TJX	226,446	16,695,864
Tractor Supply	47,700	3,018,933
†Ulta Beauty	20,800	4,702,048

		164,277,965

Technology Hardware, Storage & Peripherals–4.11%
Apple	1,816,589	279,972,695
Hewlett Packard Enterprise	577,976	8,502,027
HP	592,676	11,829,813
NetApp	99,243	4,342,874
Seagate Technology	103,772	3,442,117
Western Digital	99,034	8,556,538
Xerox	74,696	2,486,630

		319,132,694

Textiles, Apparel & Luxury Goods–0.64%
Coach	96,734	3,896,446
Hanesbrands	141,900	3,496,416
†Michael Kors Holdings	59,400	2,842,290
NIKE Class B	464,768	24,098,221
PVH	28,933	3,647,294
Ralph Lauren	21,272	1,878,105
†Under Armour Class A	63,800	1,051,424
†Under Armour Class C	64,252	965,065
VF	116,652	7,415,568

		49,290,829

Tobacco–1.34%
Altria Group	679,301	43,081,269

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International	548,716	$60,912,963

		103,994,232

Trading Companies & Distributors–0.16%
Fastenal	99,403	4,530,789
†United Rentals	30,300	4,203,822
WW Grainger	19,653	3,532,627

		12,267,238

Water Utilities–0.07%
American Water Works	63,900	5,170,149

		5,170,149

Total Common Stock (Cost $4,250,731,932)		7,599,718,413

MONEY MARKET FUND–1.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	144,926,513	144,926,513

Total Money Market Fund (Cost $144,926,513)		144,926,513

	Principal Amount°

SHORT-TERM INVESTMENT–0.10%
≠U.S. Treasury Obligations–0.10%
U.S. Treasury Bill ¥1.106% 2/1/18	7,895,000	7,866,640

Total Short-Term Investment (Cost $7,864,923)		7,866,640

TOTAL VALUE OF SECURITIES–99.97% (Cost $4,403,523,368)	7,752,511,566
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	2,258,370

NET ASSETS APPLICABLE TO 441,103,916 SHARES OUTSTANDING–100.00%	$7,754,769,936

†	Non-income producing.

«	Includes $2,452,726 cash collateral due to broker for futures contracts as of September 30, 2017.

* Considered an affiliated investment. See Note 3 in “Notes”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
1,308	E-mini S&P 500 Index	$161,550,854	$164,552,940	12/18/17	$3,002,086

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$7,599,718,413	$—	$7,599,718,413
Money Market Fund	144,926,513	—	144,926,513
Short-Term Investment	—	7,866,640	7,866,640

Total Investments	$7,744,644,926	$7,866,640	$7,752,511,566

Derivatives:
Assets:
Futures Contracts	$3,002,086	$—	$3,002,086

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
Lincoln National	$5,476,288	$—	$—	$—	$595,805	$6,072,093	$71,893	$—

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.72%
Aerospace & Defense–1.41%
AAR	24,598	$929,312
†Aerojet Rocketdyne Holdings	51,368	1,798,394
†Aerovironment	14,981	810,772
†Astronics	16,922	503,429
†Axon Enterprise	39,145	887,417
Cubic	18,817	959,667
Curtiss-Wright	33,444	3,496,236
†DigitalGlobe	47,366	1,669,651
†Ducommun	7,300	233,965
†Engility Holdings	13,300	461,244
†Esterline Technologies	19,422	1,750,893
†KeyW Holding	36,608	278,587
†KLX	39,700	2,101,321
†Kratos Defense & Security Solutions	54,550	713,514
†Mercury Systems	34,651	1,797,694
†Moog Class A	23,981	2,000,735
National Presto Industries	3,372	358,949
†Sparton	6,583	152,791
Triumph Group	36,900	1,097,775
†Vectrus	9,000	277,560
†Wesco Aircraft Holdings	39,520	371,488

		22,651,394

Air Freight & Logistics–0.32%
†Air Transport Services Group	45,576	1,109,320
†Atlas Air Worldwide Holdings	18,220	1,198,876
†Echo Global Logistics	21,191	399,450
Forward Air	22,339	1,278,461
†Hub Group Class A	25,144	1,079,935
†Radiant Logistics	22,700	120,537

		5,186,579

Airlines–0.28%
Allegiant Travel	9,884	1,301,723
†Hawaiian Holdings	39,725	1,491,674
SkyWest	37,592	1,650,289

		4,443,686

Auto Components–1.18%
†American Axle & Manufacturing Holdings	62,381	1,096,658
Cooper Tire & Rubber	41,617	1,556,476
†Cooper-Standard Holdings	13,000	1,507,610
Dana	112,272	3,139,125
†Dorman Products	19,873	1,423,304
†Fox Factory Holding	26,000	1,120,600
†Gentherm	27,206	1,010,703
†Horizon Global	17,270	304,643
LCI Industries	17,904	2,074,178
†Modine Manufacturing	35,764	688,457
†Motorcar Parts of America	13,400	394,764
†Shiloh Industries	6,500	67,600
Standard Motor Products	16,051	774,461

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Stoneridge	20,431	$404,738
Superior Industries International	18,607	309,807
Tenneco	40,977	2,486,075
Tower International	15,020	408,544
†VOXX International Class A	14,900	127,395

		18,895,138

Automobiles–0.07%
Winnebago Industries	23,373	1,045,942

		1,045,942

Banks–9.92%
1st Source	12,434	631,647
Access National	11,658	334,118
ACNB	5,200	144,040
†Allegiance Bancshares	7,200	264,960
American National Bankshares	5,995	246,994
Ameris Bancorp	27,779	1,333,392
Ames National	6,665	198,950
Arrow Financial	9,513	326,774
†Atlantic Capital Bancshares	15,500	281,325
Banc of California	36,338	754,013
BancFirst	12,086	685,881
Banco Latinoamericano de Exportacions	22,458	661,164
†Bancorp	38,247	316,303
BancorpSouth	65,131	2,087,449
Bank of Commerce Holdings	11,500	132,250
Bank of Marin Bancorp	4,349	297,907
Bank of NT Butterfield & Son	40,000	1,465,600
Bankwell Financial Group	5,000	184,700
Banner	24,519	1,502,524
Bar Harbor Bankshares	11,368	356,500
BCB Bancorp	7,000	97,650
Berkshire Hills Bancorp	30,965	1,199,894
Blue Hills Bancorp	17,853	342,778
Boston Private Financial Holdings	61,038	1,010,179
Bridge Bancorp	14,492	492,003
Brookline Bancorp	57,519	891,545
Bryn Mawr Bank	11,564	506,503
†Byline Bancorp	5,800	123,308
C&F Financial	2,800	154,000
†Cadence BanCorp	6,500	148,980
Camden National	11,155	486,804
Capital Bank Financial	21,600	886,680
Capital City Bank Group	9,284	222,909
†Capstar Financial Holdings	6,400	125,312
Carolina Financial	9,800	351,624
Cathay General Bancorp	55,903	2,247,301
CenterState Bank	41,405	1,109,654
Central Pacific Financial	22,430	721,797
Central Valley Community Bancorp	7,600	169,480

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Century Bancorp Class A	2,361	$189,116
Chemical Financial	52,615	2,749,660
Chemung Financial	2,700	127,170
Citizens & Northern	8,361	205,346
City Holding	11,797	848,322
Civista Bancshares	7,400	165,316
CNB Financial	11,591	316,666
CoBiz Financial	29,653	582,385
Codorus Valley Bancorp	7,035	216,045
Columbia Banking System	43,683	1,839,491
Commerce Union Bancshares	5,100	118,218
Community Bank System	38,419	2,122,650
†Community Bankers Trust	15,900	146,280
Community Financial	2,900	102,573
Community Trust Bancorp	11,230	522,195
ConnectOne Bancorp	23,669	582,257
County Bancorp	4,200	126,210
†CU Bancorp	13,060	506,401
†Customers Bancorp	21,280	694,154
CVB Financial	75,959	1,835,929
DNB Financial	2,300	80,960
†Eagle Bancorp	22,909	1,536,048
Enterprise Bancorp	7,060	256,349
Enterprise Financial Services	16,738	708,854
†Equity Bancshares Class A	7,900	281,082
Evans Bancorp	3,400	146,880
Farmers & Merchants Bancorp	7,600	277,020
Farmers Capital Bank	6,300	264,915
Farmers National Banc	16,200	243,810
†FB Financial	9,600	362,112
†FCB Financial Holdings Class A	26,100	1,260,630
Fidelity Southern	16,003	378,311
Financial Institutions	9,388	270,374
First Bancorp (Maine)	8,211	248,875
First Bancorp (North Carolina)	18,185	625,746
†First BanCorp (Puerto Rico)	150,235	769,203
First Bancshares	6,300	189,945
First Busey	27,635	866,634
First Business Financial Services	5,800	131,950
First Citizens BancShares Class A	5,700	2,131,173
First Commonwealth Financial	71,839	1,015,085
First Community Bancshares	12,463	362,798
First Connecticut Bancorp	8,828	236,149
First Financial	7,859	374,088
First Financial Bancorp	45,873	1,199,579
First Financial Bankshares	48,014	2,170,233
First Financial Northwest	3,600	61,164
†First Foundation	21,205	379,357
First Guaranty Bancshares	2,900	78,126
First Internet Bancorp	4,500	145,350
First Interstate BancSystem Class A	18,146	694,085
First Merchants	30,383	1,304,342

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Mid-Illinois Bancshares	7,500	$288,000
First Midwest Bancorp	75,855	1,776,524
†First Northwest Bancorp	9,600	164,160
First of Long Island	17,154	522,339
Flushing Financial	19,530	580,432
FNB Bancorp	3,900	132,288
†Franklin Financial Network	8,100	288,765
Fulton Financial	129,600	2,430,000
German American Bancorp	15,577	592,393
Glacier Bancorp	57,374	2,166,442
Great Southern Bancorp	7,870	437,965
Great Western Bancorp	44,400	1,832,832
†Green Bancorp	16,664	394,104
Guaranty Bancorp	17,468	485,610
Hancock Holding	62,464	3,026,381
Hanmi Financial	22,520	696,994
†HarborOne Bancorp	10,300	193,743
Heartland Financial USA	17,838	881,197
Heritage Commerce	26,838	381,905
Heritage Financial	23,355	688,973
Hilltop Holdings	56,349	1,465,074
Home BancShares	115,329	2,908,595
†HomeTrust Bancshares	10,977	281,560
Hope Bancorp	96,558	1,710,042
Horizon Bancorp	14,155	412,901
†Howard Bancorp	6,500	135,850
IBERIABANK	37,504	3,080,954
Independent Bank	13,509	305,979
Independent Bank (Massachusetts)	19,384	1,447,016
Independent Bank Group	13,100	789,930
International Bancshares	41,064	1,646,666
Investar Holding	6,100	147,010
Investors Bancorp	192,586	2,626,873
Lakeland Bancorp	31,778	648,271
Lakeland Financial	17,917	872,916
LCNB	7,700	161,315
LegacyTexas Financial Group	36,027	1,438,198
Live Oak Bancshares	15,300	358,785
Macatawa Bank	23,000	235,980
MainSource Financial Group	17,020	610,337
MB Financial	60,226	2,711,375
MBT Financial	15,500	169,725
Mercantile Bank	10,833	378,072
Middlefield Banc	1,900	87,590
Midland States Bancorp	11,400	361,152
MidSouth Bancorp	6,600	79,530
MidWestOne Financial Group	8,242	278,250
MutualFirst Financial	4,700	180,715
National Bank Holdings Class A	17,652	630,000
National Bankshares	5,608	252,080
†National Commerce	7,800	333,840
NBT Bancorp	31,739	1,165,456

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Nicolet Bankshares	6,600	$379,698
Northeast Bancorp	5,400	141,210
Northrim BanCorp	5,900	206,205
Norwood Financial	4,200	128,184
OFG Bancorp	31,588	289,030
Ohio Valley Banc	3,000	109,200
Old Line Bancshares	7,300	204,400
Old National Bancorp	99,817	1,826,651
Old Point Financial	2,700	87,480
Old Second Bancorp	24,600	330,870
†Opus Bank	16,400	393,600
Orrstown Financial Services	6,400	159,360
Pacific Continental	15,880	427,966
†Pacific Mercantile Bancorp	13,300	121,695
†Pacific Premier Bancorp	29,102	1,098,601
†Paragon Commercial	3,100	175,026
Park National	9,976	1,077,308
Park Sterling	38,052	472,606
Parke Bancorp	4,200	93,240
Peapack Gladstone Financial	11,291	380,958
Penns Woods Bancorp	3,876	180,118
Peoples Bancorp	12,640	424,578
Peoples Bancorp of North Carolina	3,100	110,422
Peoples Financial Services	5,300	253,340
People’s Utah Bancorp	8,400	272,580
Preferred Bank	10,029	605,250
Premier Financial Bancorp	8,140	177,371
QCR Holdings	8,100	368,550
†RBB Bancorp	4,200	96,138
Renasant	32,908	1,411,753
Republic Bancorp Class A	7,530	292,842
†Republic First Bancorp	40,800	377,400
S&T Bancorp	25,456	1,007,548
Sandy Spring Bancorp	16,813	696,731
†Seacoast Banking Corp. of Florida	29,644	708,195
ServisFirst Bancshares	34,400	1,336,440
Shore Bancshares	10,900	181,485
Sierra Bancorp	8,220	223,173
Simmons First National Class A	23,841	1,380,394
†SmartFinancial	5,300	127,518
South State	21,491	1,935,265
†Southern First Bancshares	5,000	181,750
Southern National Bancorp of Virginia	13,300	225,967
Southside Bancshares	21,167	769,632
Southwest Bancorp	13,798	380,135
State Bank Financial	27,828	797,272
Sterling Bancorp	99,361	2,449,249
Stock Yards Bancorp	15,682	595,916
Summit Financial Group	7,200	184,752
Sun Bancorp	6,881	170,993
†Sunshine Bancorp	5,500	127,820
†Texas Capital Bancshares	37,615	3,227,367

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Tompkins Financial	10,797	$930,054
Towne Bank	41,890	1,403,315
TriCo Bancshares	14,853	605,260
†TriState Capital Holdings	14,700	336,630
†Triumph Bancorp	14,100	454,725
Trustmark	50,679	1,678,488
Two River Bancorp	5,400	107,028
UMB Financial	33,882	2,523,870
Umpqua Holdings	166,881	3,255,848
Union Bankshares Corp.	32,431	1,144,814
Union Bankshares Inc.	3,400	164,560
United Bankshares	74,295	2,760,059
United Community Banks	52,556	1,499,948
United Security Bancshares	9,700	92,150
Unity Bancorp	5,700	112,860
Univest Corp. of Pennsylvania	20,320	650,240
Valley National Bancorp	194,899	2,348,533
†Veritex Holdings	10,600	285,776
Washington Trust Bancorp	10,975	628,319
WashingtonFirst Bankshares	7,350	261,587
WesBanco	31,255	1,282,080
West Bancorporation	12,373	301,901
Westamerica Bancorporation	18,481	1,100,359
Wintrust Financial	41,207	3,226,920
†Xenith Bankshares	5,205	169,163

		159,121,306

Beverages–0.25%
†Boston Beer Class A	6,616	1,033,419
†Castle Brands	64,500	86,430
Coca-Cola Bottling Consolidated	3,513	757,930
†Craft Brew Alliance	8,950	157,073
MGP Ingredients	9,200	557,796
National Beverage	9,067	1,124,761
†Primo Water	18,400	218,040

		3,935,449

Biotechnology–6.02%
†Abeona Therapeutics	18,000	306,900
†Acceleron Pharma	23,800	888,216
†Achaogen	27,400	437,030
†Achillion Pharmaceuticals	87,272	391,851
†Acorda Therapeutics	32,171	760,844
†Adamas Pharmaceuticals	11,600	245,572
†Aduro Biotech	35,800	381,270
†Advaxis	27,200	113,696
†Agenus	58,000	255,780
†Aimmune Therapeutics	26,100	647,019
†Akebia Therapeutics	33,100	651,077
†Alder Biopharmaceuticals	51,000	624,750
†AMAG Pharmaceuticals	25,129	463,630
†Amicus Therapeutics	122,300	1,844,284

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†AnaptysBio	9,800	$342,510
†Anavex Life Sciences	27,000	111,780
†Ardelyx	21,800	122,080
†Arena Pharmaceuticals	30,974	789,837
†Array BioPharma	127,433	1,567,426
†Asterias Biotherapeutics	12,000	40,800
†Atara Biotherapeutics	16,800	278,040
†Athenex	7,400	129,574
†Athersys	66,200	136,372
†Audentes Therapeutics	11,300	316,513
†AveXis	18,700	1,808,851
Axovant Sciences	23,700	163,056
†Bellicum Pharmaceuticals	18,200	210,210
†BioCryst Pharmaceuticals	64,500	337,980
†Biohaven Pharmaceutical Holding	7,400	276,612
†BioSpecifics Technologies	3,700	172,124
†Biotime	49,144	139,569
†Bluebird Bio	34,500	4,738,575
†Blueprint Medicines	28,800	2,006,496
†Calithera Biosciences	22,700	357,525
†Calyxt	6,000	146,940
†Cara Therapeutics	20,600	282,014
†Cascadian Therapeutics	25,500	104,295
†Catalyst Pharmaceuticals	53,100	133,812
†Celldex Therapeutics	79,540	227,484
†ChemoCentryx	12,745	94,568
†Chimerix	37,300	195,825
†Clovis Oncology	32,535	2,680,884
†Coherus Biosciences	28,000	373,800
†Conatus Pharmaceuticals	19,000	104,310
†Concert Pharmaceuticals	13,100	193,225
†Corbus Pharmaceuticals Holdings	32,900	235,235
†Corvus Pharmaceuticals	4,600	73,324
†Curis	71,200	106,088
†Cytokinetics	30,866	447,557
†CytomX Therapeutics	23,800	432,446
†Dynavax Technologies	47,357	1,018,175
†Eagle Pharmaceuticals	6,500	387,660
†Edge Therapeutics	9,800	105,154
†Editas Medicine	25,138	603,563
†Emergent BioSolutions	24,148	976,787
†Enanta Pharmaceuticals	11,400	533,520
†Epizyme	29,200	556,260
†Esperion Therapeutics	11,900	596,428
†Exact Sciences	87,050	4,101,796
†Fate Therapeutics	28,300	112,068
†FibroGen	50,200	2,700,760
†Five Prime Therapeutics	20,200	826,382
†Flexion Therapeutics	21,500	519,870
†Fortress Biotech	29,600	130,832
†Foundation Medicine	9,685	389,337
†G1 Therapeutics	5,800	144,362

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Genocea Biosciences	21,300	$31,098
†Genomic Health	15,677	503,075
†Geron	118,044	257,336
†Global Blood Therapeutics	27,400	850,770
†Halozyme Therapeutic	91,543	1,590,102
†Heron Therapeutics	32,600	526,490
†Idera Pharmaceuticals	82,800	184,644
†Ignyta	37,100	458,185
†Immune Design	11,600	120,060
†ImmunoGen	69,093	528,561
†Immunomedics	76,926	1,075,425
†Inovio Pharmaceuticals	66,000	418,440
†Insmed	55,000	1,716,550
†Insys Therapeutics	20,900	185,592
†Intellia Therapeutics	12,300	305,655
†Invitae	28,900	270,793
†Iovance Biotherapeutics	39,800	308,450
†Ironwood Pharmaceuticals	99,772	1,573,404
†Jounce Therapeutics	12,800	199,424
†Karyopharm Therapeutics	20,700	227,286
†Keryx Biopharmaceuticals	72,114	512,009
†Kindred Biosciences	15,600	122,460
†Kite Pharma	36,800	6,617,008
†Kura Oncology	10,600	158,470
†La Jolla Pharmaceutical	13,600	473,008
†Lexicon Pharmaceuticals	31,416	386,103
†Ligand Pharmaceuticals Class B	15,265	2,078,330
†Loxo Oncology	16,900	1,556,828
†MacroGenics	23,800	439,824
†Madrigal Pharmaceuticals	4,435	199,486
†Matinas BioPharma Holdings	39,200	51,744
†MediciNova	25,800	164,346
Merrimack Pharmaceuticals	8,527	123,983
†Mersana Therapeutics	5,700	98,553
†MiMedx Group	76,100	904,068
†Minerva Neurosciences	25,800	196,080
†Miragen Therapeutics	7,700	70,455
†Momenta Pharmaceuticals	54,482	1,007,917
†Myriad Genetics	50,600	1,830,708
†Nantkwest	17,100	93,708
†Natera	22,700	292,603
†NewLink Genetics	18,347	186,772
†Novavax	176,736	201,479
†Novelion Therapeutics	11,200	78,736
†Nymox Pharmaceutical	21,200	80,984
†Organovo Holdings	62,000	137,640
†Otonomy	20,900	67,925
†PDL BioPharma	129,781	439,958
†Pieris Pharmaceuticals	25,500	146,880
†Portola Pharmaceuticals	40,900	2,209,827
†Progenics Pharmaceuticals	50,698	373,137
†Protagonist Therapeutics	7,200	127,224

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Prothena	29,200	$1,891,284
†PTC Therapeutics	31,539	631,095
†Puma Biotechnology	21,300	2,550,675
†Ra Pharmaceuticals	7,100	103,660
†Radius Health	27,600	1,063,980
†Recro Pharma	14,200	127,516
†REGENXBIO	18,900	622,755
†Repligen	28,925	1,108,406
†Retrophin	26,900	669,541
†Rigel Pharmaceuticals	105,574	268,158
†Sage Therapeutics	25,700	1,601,110
†Sangamo Biosciences	64,689	970,335
†Sarepta Therapeutics	45,000	2,041,200
†Selecta Biosciences	8,700	158,775
†Seres Therapeutics	15,500	248,620
†Spark Therapeutics	20,300	1,809,948
†Spectrum Pharmaceuticals	63,225	889,576
†Stemline Therapeutics	14,700	163,170
†Strongbridge Biopharma	14,340	98,946
†Syndax Pharmaceuticals	4,000	46,800
†Synergy Pharmaceuticals	155,654	451,397
†Syros Pharmaceuticals	9,300	136,896
†TG Therapeutics	34,700	411,195
†Tocagen	6,200	77,252
†Trevena	22,600	57,630
†Ultragenyx Pharmaceutical	28,900	1,539,214
†Vanda Pharmaceuticals	32,681	584,990
†VBI Vaccines	19,100	73,535
†Veracyte	12,100	106,117
†Versartis	23,900	58,555
†Voyager Therapeutics	9,100	187,369
†vTv Therapeutics Class A	11,300	67,574
†XBiotech	15,200	66,424
†Xencor	28,700	657,804
†ZIOPHARM Oncology	104,617	642,348

		96,536,053

Building Products–1.20%
AAON	30,217	1,041,731
Advanced Drainage Systems	25,800	522,450
†American Woodmark	10,375	998,594
Apogee Enterprises	21,247	1,025,380
†Armstrong Flooring	15,700	247,275
†Builders FirstSource	71,866	1,292,869
†Caesarstone	17,700	527,460
†Continental Building Products	29,300	761,800
†CSW Industrials	9,900	439,065
†Gibraltar Industries	23,561	733,925
Griffon	22,164	492,041
Insteel Industries	12,939	337,837
†Jeld-Wen Holding	40,600	1,442,112
†Masonite International	22,800	1,577,760

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†NCI Building Systems	29,691	$463,180
†Patrick Industries	12,314	1,035,607
†PGT	35,095	524,670
†Ply Gem Holdings	14,200	242,110
Quanex Building Products	26,152	600,188
Simpson Manufacturing	31,189	1,529,509
†Trex	22,194	1,999,014
Universal Forest Products	14,870	1,459,639

		19,294,216

Capital Markets–1.26%
Arlington Asset Investment Class A	16,285	207,308
Artisan Partners Asset Management Class A	33,100	1,079,060
Associated Capital Group Class A	4,296	153,367
B. Riley Financial	17,623	300,472
Cohen & Steers	15,569	614,820
†Cowen Class A	21,208	377,502
Diamond Hill Investment Group	2,332	495,200
†Donnelley Financial Solutions	26,800	577,808
Evercore Class A	30,892	2,479,083
Fifth Street Asset Management	5,200	20,280
Financial Engines	43,522	1,512,389
GAIN Capital Holdings	27,653	176,703
GAMCO Investors Class A	3,696	109,993
Greenhill & Co	19,590	325,194
Hamilton Lane Class A	10,200	273,870
Houlihan Lokey	19,800	774,774
†INTL. FCStone	11,124	426,272
Investment Technology Group	24,142	534,504
Ladenburg Thalmann Financial Services	83,408	240,215
Medley Management Class A	4,197	25,812
Moelis & Co. Class A	23,100	994,455
OM Asset Management	55,800	832,536
Oppenheimer Holdings Class A	9,302	161,390
Piper Jaffray	10,468	621,276
PJT Partners Class A	12,700	486,537
Pzena Investment Management Class A	10,210	111,187
†Safeguard Scientifics	17,820	237,897
Silvercrest Asset Management Group Class A	6,100	88,755
Stifel Financial	50,147	2,680,859
=Teton Advisors Class B	19	0
Virtu Financial Class A	16,500	267,300
Virtus Investment Partners	5,032	583,964
Waddell & Reed Financial Class A	59,500	1,194,165
Westwood Holdings Group	5,814	391,108
WisdomTree Investments	86,008	875,561

		20,231,616

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.04%
A Schulman	20,631	$704,549
Advanced Emissions Solutions	15,700	172,229
†AdvanSix	22,300	886,425
†AgroFresh Solutions	19,100	134,273
American Vanguard	22,295	510,555
Balchem	23,707	1,927,142
Calgon Carbon	35,940	769,116
Chase	5,439	605,905
†Codexis	29,100	193,515
Core Molding Technologies	5,500	120,670
†Ferro	62,087	1,384,540
†Flotek Industries	42,686	198,490
FutureFuel	17,708	278,724
†GCP Applied Technologies	53,300	1,636,310
Hawkins	6,959	283,927
HB Fuller	37,809	2,195,191
†Ingevity	32,000	1,999,040
Innophos Holdings	13,864	681,970
Innospec	17,704	1,091,452
†Intrepid Potash	70,300	306,508
KMG Chemicals	6,372	349,695
†Koppers Holdings	14,360	662,714
†Kraton	22,041	891,338
Kronos Worldwide	15,200	347,016
†LSB Industries	17,761	141,022
Minerals Technologies	26,064	1,841,422
†OMNOVA Solutions	30,940	338,793
PolyOne	63,264	2,532,458
Quaker Chemical	9,713	1,437,038
Rayonier Advanced Materials	29,900	409,630
Sensient Technologies	33,595	2,584,127
Stepan	14,670	1,227,292
†Trecora Resources	17,392	231,314
Tredegar	18,530	333,540
Trinseo	33,000	2,214,300
Tronox	51,200	1,080,320
Valhi	27,200	66,096

		32,768,646

Commercial Services & Supplies–2.39%
ABM Industries	41,923	1,748,608
†ACCO Brands	79,324	943,956
†Advanced Disposal Services	32,400	816,156
†Aqua Metals	9,300	63,705
†ARC Document Solutions	31,770	129,939
Brady Class A	34,337	1,303,089
Brink’s	33,857	2,852,452
†Casella Waste Systems	27,834	523,279
CECO Environmental	20,364	172,279
Covanta Holding	87,100	1,293,435
Deluxe	37,040	2,702,438
Ennis	18,660	366,669

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Essendant	27,619	$363,742
Healthcare Services Group	53,081	2,864,782
†Heritage-Crystal Clean	9,954	216,499
Herman Miller	44,987	1,615,033
HNI	34,075	1,413,090
†Hudson Technologies	27,200	212,432
†InnerWorkings	35,657	401,141
Interface Class A	48,321	1,058,230
Kimball International Class B	25,702	508,129
Knoll	35,882	717,640
LSC Communications	24,800	409,448
Matthews International Class A	24,010	1,494,623
McGrath RentCorp	17,440	763,000
Mobile Mini	33,166	1,142,569
MSA Safety	24,718	1,965,328
Multi-Color	9,792	802,454
†NL Industries	4,936	45,164
Quad/Graphics	24,623	556,726
RR Donnelley & Sons	52,100	536,630
†SP Plus	12,897	509,431
Steelcase Class A	64,334	990,744
†Team	20,697	276,305
Tetra Tech	43,491	2,024,506
U.S. Ecology	16,219	872,582
UniFirst	11,367	1,722,101
Viad	14,913	908,202
VSE	5,566	316,483
West	32,200	755,734

		38,378,753

Communications Equipment–1.64%
†Acacia Communications	13,700	645,270
ADTRAN	36,548	877,152
†Aerohive Networks	11,800	48,262
†Applied Optoelectronics	14,000	905,380
†CalAmp	26,272	610,824
†Calix	31,731	160,242
†Ciena	103,596	2,276,004
†Clearfield	8,300	112,880
Comtech Telecommunications	16,175	332,073
†Digi International	21,371	226,533
†EMCORE	23,100	189,420
†Extreme Networks	84,145	1,000,484
†Finisar	85,036	1,885,248
†Harmonic	50,688	154,598
†Infinera	105,041	931,714
InterDigital	26,088	1,923,990
†KVH Industries	12,175	145,491
†Lumentum Holdings	45,300	2,462,055
†NETGEAR	24,334	1,158,298
†NetScout Systems	67,556	2,185,437
†Oclaro	123,000	1,061,490

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
Plantronics	24,951	$1,103,333
†Quantenna Communications	15,700	263,917
†Sonus Networks	35,602	272,355
†Ubiquiti Networks	19,429	1,088,413
†ViaSat	39,546	2,543,599
†Viavi Solutions	176,200	1,666,852

		26,231,314

Construction & Engineering–1.13%
†Aegion	25,828	601,276
†Ameresco Class A	19,021	148,364
Argan	11,351	763,355
Chicago Bridge & Iron	74,900	1,258,320
Comfort Systems USA	27,736	990,175
†Dycom Industries	23,029	1,977,730
EMCOR Group	43,777	3,037,248
Granite Construction	29,740	1,723,433
†Great Lakes Dredge & Dock	36,197	175,555
†Hc2 Holdings	25,030	132,158
†IES Holdings	6,800	117,640
KBR	106,900	1,911,372
†Layne Christensen	15,700	197,035
†MasTec	49,778	2,309,699
†MYR Group	10,894	317,451
†Northwest Pipe	7,100	135,042
†NV5 Holdings	5,900	322,435
†Orion Holdings Group	16,895	110,831
Primoris Services	29,838	877,834
†Sterling Construction	19,200	292,416
†Tutor Perini	27,083	769,157

		18,168,526

Construction Materials–0.23%
†Forterra	12,100	54,450
†Summit Materials Class A	79,429	2,544,111
United States Lime & Minerals	1,487	124,908
†US Concrete	11,700	892,710

		3,616,179

Consumer Finance–0.58%
†Elevate Credit	10,700	65,377
†Encore Capital Group	17,463	773,611
†Enova International	24,523	329,834
†EZCORP Class A	35,119	333,631
FirstCash	35,824	2,262,286
†Green Dot Class A	34,641	1,717,501
†LendingClub	247,400	1,506,666
Nelnet Class A	15,038	759,419
†PRA Group	34,623	991,949
†Regional Management	6,543	158,406
†World Acceptance	4,701	389,666

		9,288,346

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.12%
Greif Class A	19,100	$1,118,114
Greif Class B	4,500	289,125
Myers Industries	18,397	385,417
†UFP Technologies	5,600	157,360

		1,950,016

Distributors–0.08%
Core-Mark Holding	34,260	1,101,116
Weyco Group	4,458	126,518

		1,227,634

Diversified Consumer Services–0.82%
Adtalem Global Education	46,900	1,681,365
†American Public Education	12,460	262,283
†Ascent Capital Group Class A	8,777	114,452
†Bridgepoint Education	15,373	147,581
†Cambium Learning Group	7,100	47,073
Capella Education	8,380	587,857
†Career Education	48,768	506,700
Carriage Services	10,635	272,256
†Chegg	70,500	1,046,220
Collectors Universe	7,100	170,187
†Grand Canyon Education	34,808	3,161,263
†Houghton Mifflin Harcourt	76,800	925,440
†K12	24,700	440,648
†Laureate Education Class A	26,300	382,665
Liberty Tax	6,600	95,040
†Regis	27,846	397,362
†Sotheby’s	28,275	1,303,760
Strayer Education	7,765	677,652
†Weight Watchers International	22,000	958,100

		13,177,904

Diversified Financial Services–0.10%
†FNFV Group	48,900	838,635
Marlin Business Services	5,686	163,473
NewStar Financial	22,898	268,823
†On Deck Capital	41,700	194,739
Tiptree Financial Class A	21,700	135,625

		1,601,295

Diversified Telecommunication Services–0.66%
ATN International	7,792	410,638
†Cincinnati Bell	31,265	620,610
Cogent Communications Holdings	31,204	1,525,876
Consolidated Communications
Holdings	47,455	905,441
Frontier Communications	58,420	688,772
†General Communication Class A	21,019	857,365
†Globalstar	353,448	576,120
†Hawaiian Telcom Holdco	5,771	172,091
IDT Class B	11,115	156,499
†Intelsat	19,600	92,120

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Iridium Communications	60,850	$626,755
†Lumos Networks	17,957	321,789
†Ooma	12,600	132,930
†ORBCOMM	49,994	523,437
†pdvWireless	6,800	202,640
†Straight Path Communications Class B	7,200	1,300,824
†Vonage Holdings	154,486	1,257,516
Windstream Holdings	133,992	237,166

		10,608,589

Electric Utilities–1.04%
ALLETE	38,583	2,982,080
El Paso Electric	30,341	1,676,340
Genie Energy Class B	9,300	60,915
IDACORP	38,276	3,365,609
MGE Energy	26,326	1,700,660
Otter Tail	28,481	1,234,651
PNM Resources	60,336	2,431,541
Portland General Electric	67,614	3,085,903
Spark Energy Class A	8,400	126,000

		16,663,699

Electrical Equipment–0.60%
Allied Motion Technologies	3,700	93,758
†Atkore International Group	24,400	476,044
AZZ	19,427	946,095
†Babcock & Wilcox Enterprises	33,900	112,887
Encore Wire	14,426	645,924
†Energous	12,900	163,314
EnerSys	32,906	2,276,108
†Generac Holdings	45,582	2,093,581
General Cable	35,800	674,830
LSI Industries	20,862	137,898
†Plug Power	159,000	414,990
Powell Industries	6,308	189,177
Preformed Line Products	1,686	113,468
†Revolution Lighting Technologies	7,500	48,750
†Sunrun	63,100	350,205
†Thermon Group Holdings	23,603	424,618
†TPI Composites	9,100	203,294
†Vicor	11,771	277,796
†Vivint Solar	15,700	53,380

		9,696,117

Electronic Equipment, Instruments & Components–2.80%
†Anixter International	21,801	1,853,085
AVX	34,300	625,289
Badger Meter	20,922	1,025,178
Bel Fuse Class B	6,838	213,346
Belden	31,642	2,548,130
†Benchmark Electronics	36,966	1,262,389
†Control4	19,600	577,416
CTS	22,011	530,465

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Daktronics	26,561	$280,750
†Electro Scientific Industries	23,900	332,688
†ePlus	9,958	920,617
†Fabrinet	26,141	968,785
†FARO Technologies	12,199	466,612
†Fitbit Class A	129,700	902,712
=Gerber Scientific	6,600	0
†II-VI	44,551	1,833,274
†Insight Enterprises	27,403	1,258,346
†Iteris	17,500	116,375
†Itron	25,100	1,943,995
†KEMET	33,900	716,307
†Kimball Electronics	20,326	440,058
†Knowles	66,106	1,009,439
Littelfuse	16,706	3,272,371
†Maxwell Technologies	27,400	140,562
Mesa Laboratories	2,530	377,780
Methode Electronics	27,266	1,154,715
†MicroVision Inc.	50,700	140,946
MTS Systems	11,957	639,102
†Napco Security Technologies	8,800	85,360
†Novanta	25,063	1,092,747
†OSI Systems	13,068	1,194,023
Park Electrochemical	15,188	280,978
PC Connection	8,824	248,749
†PCM	7,500	105,000
†Plexus	25,063	1,405,533
†Radisys	31,000	42,470
†Rogers	13,452	1,792,883
†Sanmina	55,295	2,054,209
†ScanSource	18,737	817,870
SYNNEX	22,023	2,786,130
Systemax	9,558	252,618
†Tech Data	26,400	2,345,640
†TTM Technologies	68,650	1,055,151
†VeriFone Systems	82,700	1,677,156
Vishay Intertechnology	102,600	1,928,880
†Vishay Precision Group	10,872	265,277

		44,981,406

Energy Equipment & Services–1.40%
Archrock	49,800	624,990
†Atwood Oceanics	56,200	527,718
†Basic Energy Services	12,900	248,970
Bristow Group	23,391	218,706
†C&J Energy Services	35,300	1,057,941
†CARBO Ceramics	18,200	157,066
†Diamond Offshore Drilling	48,000	696,000
†Dril-Quip	28,100	1,240,615
Ensco Class A	226,400	1,351,608
†Era Group	12,400	138,756
†Exterran	23,100	730,191

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Fairmount Santrol Holdings	115,200	$550,656
†Forum Energy Technologies	48,346	768,701
Frank’s International	37,000	285,640
†Geospace Technologies	9,153	163,106
Gulf Island Fabrication	10,100	128,270
†Helix Energy Solutions Group	102,856	760,106
†Independence Contract Drilling	26,100	99,180
†Keane Group	23,100	385,308
†Key Energy Services	7,700	101,409
†Mammoth Energy Services	7,000	118,020
†Matrix Service	20,507	311,706
†McDermott International	210,400	1,529,608
†Natural Gas Services Group	9,185	260,854
†NCS Multistage Holdings	8,200	197,456
†Newpark Resources	60,941	609,410
†Noble	181,400	834,440
†Oil States International	38,400	973,440
†Parker Drilling	76,145	83,759
†PHI	8,782	103,276
†Pioneer Energy Services	41,683	106,292
†ProPetro Holding	18,800	269,780
†Ranger Energy Services	6,500	95,550
†RigNet	8,774	150,913
†Rowan	86,600	1,112,810
†SEACOR Holdings	11,900	548,709
†SEACOR Marine Holdings	11,964	187,117
†Select Energy Services Class A	9,300	148,056
†Smart Sand	8,800	59,664
†Solaris Oilfield Infrastructure Class A	7,500	130,725
†Superior Energy Services	113,100	1,207,908
†Tesco	30,746	167,566
†TETRA Technologies	89,542	256,090
†Unit	37,500	771,750
US Silica Holdings	60,683	1,885,421
†Willbros Group	37,600	121,072

		22,476,329

Equity Real Estate Investment Trusts–6.53%
Acadia Realty Trust	63,415	1,814,937
Agree Realty	21,366	1,048,643
Alexander & Baldwin	35,000	1,621,550
Alexander’s	1,676	710,775
Altisource Residential	38,500	427,735
American Assets Trust	29,373	1,168,164
Armada Hoffler Properties	33,200	458,492
Ashford Hospitality Prime	24,654	234,213
Ashford Hospitality Trust	57,198	381,511
Bluerock Residential Growth REIT	16,000	176,960
CareTrust REIT	55,381	1,054,454
CatchMark Timber Trust Class A	28,300	356,863
CBL & Associates Properties	127,000	1,065,530
Cedar Realty Trust	60,761	341,477

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Chatham Lodging Trust	27,831	$593,357
Chesapeake Lodging Trust	44,515	1,200,570
City Office REIT	21,200	291,924
Clipper Realty	13,500	144,585
Community Healthcare Trust	11,000	296,560
CorEnergy Infrastructure Trust	7,920	279,972
Cousins Properties	310,625	2,901,237
DiamondRock Hospitality	150,974	1,653,165
Easterly Government Properties	27,600	570,492
EastGroup Properties	24,669	2,173,832
Education Realty Trust	55,486	1,993,612
Farmland Partners	23,400	211,536
First Industrial Realty Trust	87,706	2,639,074
First Potomac Realty Trust	45,418	505,957
Four Corners Property Trust	45,200	1,126,384
Franklin Street Properties	78,204	830,526
GEO Group	90,426	2,432,459
Getty Realty	24,217	692,848
Gladstone Commercial	19,605	436,603
Global Medical REIT	11,600	104,168
Global Net Lease	49,800	1,090,122
Government Properties Income Trust	71,703	1,345,865
Gramercy Property Trust	112,405	3,400,251
Healthcare Realty Trust	90,792	2,936,213
Hersha Hospitality Trust	30,741	573,934
Independence Realty Trust	51,556	524,325
†InfraREIT	31,000	693,470
Investors Real Estate Trust	89,662	547,835
†iStar	50,770	599,086
Jernigan Capital	11,400	234,270
Kite Realty Group Trust	62,254	1,260,643
LaSalle Hotel Properties	84,511	2,452,509
Lexington Realty Trust	173,186	1,769,961
LTC Properties	29,773	1,398,736
Mack-Cali Realty	67,300	1,595,683
MedEquities Realty Trust	23,600	277,300
Monmouth Real Estate Investment	51,089	827,131
National Health Investors	29,534	2,282,683
National Storage Affiliates Trust	32,100	778,104
New Senior Investment Group	56,800	519,720
Nexpoint Residential Trust	11,800	280,014
NorthStar Realty Europe	43,600	558,516
One Liberty Properties	10,738	261,578
Parkway	31,803	732,423
Pebblebrook Hotel Trust	53,810	1,944,693
Pennsylvania Real Estate Investment Trust	51,299	538,126
Physicians Realty Trust	136,600	2,421,918
Potlatch	30,492	1,555,092
Preferred Apartment Communities Class A	24,100	455,008
PS Business Parks	14,862	1,984,077

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
QTS Realty Trust Class A	35,300	$1,848,308
†Quality Care Properties	70,200	1,088,100
RAIT Financial Trust	70,832	51,707
Ramco-Gershenson Properties Trust	59,105	768,956
Retail Opportunity Investments	81,067	1,541,084
Rexford Industrial Realty	54,000	1,545,480
RLJ Lodging Trust	128,655	2,830,410
Ryman Hospitality Properties	32,703	2,043,610
Sabra Health Care REIT	118,754	2,605,463
Safety Income And Growth	7,700	143,528
Saul Centers	8,766	542,703
Select Income REIT	47,663	1,116,267
Seritage Growth Properties Class A	18,700	861,509
STAG Industrial	70,834	1,945,810
Starwood Waypoint Homes	94,600	3,440,602
Summit Hotel Properties	75,973	1,214,808
Sunstone Hotel Investors	171,192	2,751,055
Terreno Realty	39,414	1,425,999
TIER REIT	35,400	683,220
UMH Properties	24,867	386,682
Universal Health Realty Income Trust	9,173	692,470
Urban Edge Properties	72,600	1,751,112
Urstadt Biddle Properties Class A	21,617	469,089
Washington Prime Group	139,900	1,165,367
Washington Real Estate Investment Trust	58,375	1,912,365
Whitestone REIT	29,771	388,512
Xenia Hotels & Resorts	82,600	1,738,730

		104,732,397

Food & Staples Retailing–0.50%
Andersons	19,963	683,733
†Chefs’ Warehouse	15,895	306,773
Ingles Markets Class A	10,331	265,507
†Natural Grocers by Vitamin Cottage	7,253	40,472
†Performance Food Group	63,200	1,785,400
PriceSmart	16,432	1,466,556
†Smart & Final Stores	14,800	116,180
SpartanNash	27,558	726,704
†SUPERVALU	28,421	618,157
†United Natural Foods	37,299	1,551,265
Village Super Market Class A	6,613	163,606
Weis Markets	7,000	304,500

		8,028,853

Food Products–1.17%
Alico	2,463	84,111
†Amplify Snack Brands	21,400	151,726
B&G Foods Class A	49,614	1,580,206
Calavo Growers	11,554	845,753
†Cal-Maine Foods	23,130	950,643
†Darling Ingredients	123,659	2,166,506

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Dean Foods	68,700	$747,456
†Farmer Brothers	5,001	164,283
Fresh Del Monte Produce	24,356	1,107,224
†Freshpet	18,400	287,960
†Hostess Brands	59,400	811,404
J&J Snack Foods	11,287	1,481,983
John B Sanfilippo & Son	5,902	397,264
Lancaster Colony	14,154	1,700,178
†Landec	20,933	271,082
†Lifeway Foods	4,131	36,766
Limoneira	9,287	215,180
Omega Protein	16,668	277,522
Sanderson Farms	14,990	2,421,185
†Seneca Foods Class A	4,510	155,595
Snyder’s-Lance	63,885	2,436,574
Tootsie Roll Industries	13,048	495,824

		18,786,425

Gas Utilities–1.17%
Chesapeake Utilities	11,865	928,436
New Jersey Resources	64,782	2,730,561
Northwest Natural Gas	21,919	1,411,584
ONE Gas	39,300	2,894,052
RGC Resources	5,000	142,850
South Jersey Industries	60,204	2,078,844
Southwest Gas Holdings	35,895	2,786,170
Spire	35,067	2,617,752
WGL Holdings	38,124	3,210,041

		18,800,290

Health Care Equipment & Supplies–3.49%
Abaxis	16,413	732,840
†Accuray	60,218	240,872
Analogic	9,337	781,974
†AngioDynamics	27,092	463,002
†Anika Therapeutics	10,395	602,910
†Antares Pharma	106,700	345,708
†AtriCure	23,003	514,577
Atrion	967	649,824
†AxoGen	21,000	406,350
Cantel Medical	27,050	2,547,299
†Cardiovascular Systems	24,882	700,428
†Cerus	74,683	203,885
†ConforMIS	18,300	64,416
CONMED	20,622	1,082,036
†Corindus Vascular Robotics	62,300	94,696
†CryoLife	23,210	526,867
†Cutera	9,700	401,095
†Endologix	60,532	269,973
†Entellus Medical	10,400	191,984
†Exactech	8,883	292,695
†FONAR	4,500	137,250

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†GenMark Diagnostics	33,800	$325,494
†Glaukos	21,300	702,900
†Globus Medical	52,574	1,562,499
†Haemonetics	38,434	1,724,534
†Halyard Health	35,100	1,580,553
†Heska	4,700	414,023
†ICU Medical	11,067	2,056,802
†Inogen	13,100	1,245,810
†Insulet	43,485	2,395,154
†Integer Holdings	22,625	1,157,269
†Integra LifeSciences Holdings	48,350	2,440,708
Invacare	22,839	359,714
†iRhythm Technologies	10,200	529,176
†K2M Group Holdings	30,100	638,421
†Lantheus Holdings	24,600	437,880
LeMaitre Vascular	12,200	456,524
†LivaNova	36,100	2,529,166
†Masimo	33,358	2,887,468
Meridian Bioscience	30,975	442,943
†Merit Medical Systems	37,074	1,570,084
†Natus Medical	24,363	913,613
†Neogen	27,412	2,123,334
†Nevro	20,600	1,872,128
†Novocure	44,700	887,295
†NuVasive	37,537	2,081,802
†NxStage Medical	47,754	1,318,010
†Obalon Therapeutics	9,200	87,676
†OraSure Technologies	42,506	956,385
†Orthofix International	13,003	614,392
†Oxford Immunotec Global	17,300	290,640
†Penumbra	22,100	1,995,630
†Pulse Biosciences	6,800	126,548
†Quidel	20,825	913,385
†Quotient	14,400	70,992
†Rockwell Medical Technologies	38,835	332,428
†RTI Surgical	51,400	233,870
†Sientra	10,600	163,240
†Staar Surgical	28,999	361,038
†Surmodics	10,565	327,515
†Tactile Systems Technology	6,800	210,460
Utah Medical Products	2,915	214,398
†Varex Imaging	28,000	947,520
†Viewray	21,700	124,992
†Viveve Medical	11,100	58,164
†Wright Medical Group	77,703	2,010,177

		55,943,435

Health Care Providers & Services–1.98%
†AAC Holdings	8,600	85,398
Aceto	21,357	239,839
†Addus HomeCare	4,700	165,910
†Almost Family	9,476	508,861

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Amedisys	20,916	$1,170,459
†American Renal Associates Holdings	7,600	113,772
†AMN Healthcare Services	35,574	1,625,732
†BioScrip	80,831	222,285
†BioTelemetry	20,300	669,900
†Capital Senior Living	20,531	257,664
Chemed	12,198	2,464,606
†Civitas Solutions	12,900	238,005
†Community Health Systems	82,500	633,600
†CorVel	8,012	435,853
†Cross Country Healthcare	28,717	408,643
†Diplomat Pharmacy	34,200	708,282
Ensign Group	35,590	803,978
†Genesis Healthcare	25,278	29,322
†HealthEquity	37,000	1,871,460
HealthSouth	72,867	3,377,385
Kindred Healthcare	67,651	460,027
Landauer	6,971	469,148
†LHC Group	11,806	837,282
†Magellan Health	18,095	1,561,599
†Molina Healthcare	32,581	2,240,270
National HealthCare	8,275	517,767
National Research Class A	7,337	276,605
Owens & Minor	46,954	1,371,057
†PetIQ	6,900	186,852
†PharMerica	20,749	607,946
†Providence Service	10,033	542,585
†R1 RCM	74,500	276,395
†RadNet	23,700	273,735
†Select Medical Holdings	79,967	1,535,366
†Surgery Partners	13,200	136,620
†Teladoc	40,000	1,326,000
†Tenet Healthcare	60,400	992,372
†Tivity Health	27,136	1,107,149
†Triple-S Management Class B	17,638	417,668
U.S. Physical Therapy	8,549	525,336

		31,692,733

Health Care Technology–0.80%
†Allscripts Healthcare Solutions	134,900	1,919,627
†Castlight Health Class B	54,300	233,490
Computer Programs & Systems	8,849	261,488
†Cotiviti Holdings	28,200	1,014,636
†Evolent Health Class A	39,000	694,200
†HealthStream	19,045	445,082
†HMS Holdings	63,320	1,257,535
†Inovalon Holdings Class A	46,600	794,530
†Medidata Solutions	41,734	3,257,756
†NantHealth	5,000	20,600
†Omnicell	26,625	1,359,206
†Quality Systems	37,628	591,888
Simulations Plus	8,100	125,550

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Tabula Rasa HealthCare	8,100	$216,594
†Vocera Communications	20,240	634,929

		12,827,111

Hotels, Restaurants & Leisure–2.93%
†Belmond Class A	69,122	943,515
†Biglari Holdings	695	231,637
†BJ’s Restaurants	17,374	529,038
Bloomin’ Brands	68,652	1,208,275
Bob Evans Farms	14,732	1,141,877
†Bojangles’	12,900	174,150
Boyd Gaming	61,883	1,612,052
Brinker International	36,600	1,166,076
†Buffalo Wild Wings	11,968	1,265,018
†Caesars Acquisition Class A	35,042	751,651
†Caesars Entertainment	42,400	566,040
†Carrols Restaurant Group	26,365	287,379
†Century Casinos	18,500	151,885
Cheesecake Factory	34,186	1,439,914
Churchill Downs	10,121	2,086,950
†Chuy’s Holdings	12,532	263,799
Cracker Barrel Old Country Store	14,494	2,197,580
†Dave & Buster’s Entertainment	31,300	1,642,624
†Del Frisco’s Restaurant Group	16,987	247,161
†Del Taco Restaurants	24,500	375,830
†Denny’s	56,256	700,387
DineEquity	13,132	564,413
Drive Shack	46,200	166,782
†El Pollo Loco Holdings	15,200	184,680
†Eldorado Resorts	35,700	915,705
†Empire Resorts	1,339	29,927
†Fiesta Restaurant Group	18,857	358,283
†Fogo De Chao	4,800	59,520
†Golden Entertainment	9,000	219,420
†Habit Restaurants Class A	15,000	195,750
ILG	79,036	2,112,632
International Speedway Class A	19,618	706,248
†J Alexander’s Holdings	11,071	128,424
Jack in the Box	21,815	2,223,385
†La Quinta Holdings	63,100	1,104,250
†Lindblad Expeditions Holdings	12,800	136,960
Marcus	13,534	374,892
Marriott Vacations Worldwide	16,872	2,101,070
†Monarch Casino & Resort	8,484	335,373
†Nathan’s Famous	2,600	192,270
†Noodles & Co.	7,800	34,320
Papa John’s International	20,422	1,492,236
†Penn National Gaming	63,900	1,494,621
†Pinnacle Entertainment	40,185	856,342
Planet Fitness Class A	66,000	1,780,680
†Potbelly	16,600	205,840
RCI Hospitality Holdings	6,700	165,825

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Red Lion Hotels	12,300	$106,395
†Red Robin Gourmet Burgers	9,622	644,674
Red Rock Resorts Class A	50,500	1,169,580
†Ruby Tuesday	53,395	114,265
Ruth’s Hospitality Group	22,008	461,068
†Scientific Games Class A	40,552	1,859,309
SeaWorld Entertainment	49,700	645,603
†Shake Shack Class A	16,300	541,649
Sonic	31,875	811,219
Speedway Motorsports	9,461	201,519
Texas Roadhouse	49,940	2,454,052
Wingstop	21,600	718,200
†Zoe’s Kitchen	13,900	175,557

		47,025,776

Household Durables–1.40%
†AV Homes	8,780	150,577
Bassett Furniture Industries	8,100	305,370
†Beazer Homes USA	25,566	479,107
†Cavco Industries	6,326	933,401
†Century Communities	13,938	344,269
CSS Industries	5,055	145,685
Ethan Allen Interiors	18,332	593,957
Flexsteel Industries	5,666	287,266
†GoPro Class A	75,700	833,457
†Green Brick Partners	13,800	136,620
†Helen of Troy	21,147	2,049,144
Hooker Furniture	9,300	444,075
†Hovnanian Enterprises Class A	101,192	195,301
†Installed Building Products	16,618	1,076,846
†iRobot	20,032	1,543,666
KB Home	62,436	1,505,956
La-Z-Boy	36,733	988,118
†LGI Homes	12,700	616,839
Libbey	15,888	147,123
Lifetime Brands	8,078	147,827
†M/I Homes	17,374	464,407
MDC Holdings	31,010	1,029,842
†Meritage Homes	28,584	1,269,130
NACCO Industries Class A	2,792	239,554
†New Home	10,900	121,644
†PICO Holdings	15,971	266,716
†Taylor Morrison Home Class A	52,800	1,164,240
†TopBuild	28,800	1,876,896
†TRI Pointe Group	119,452	1,649,632
†Universal Electronics	10,611	672,737
†William Lyon Homes Class A	16,800	386,232
†ZAGG	25,300	398,475

		22,464,109

Household Products–0.25%
†Central Garden & Pet	6,900	267,996

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
†Central Garden & Pet Class A	25,022	$930,568
†HRG Group	89,156	1,391,725
Oil-Dri Corp. of America	3,441	168,368
Orchids Paper Products	5,392	75,919
WD-40	10,539	1,179,314

		4,013,890

Independent Power & Renewable Electricity Producers–0.42%
†Atlantic Power	87,433	214,211
†Dynegy	87,700	858,583
NRG Yield Class A	25,700	487,529
NRG Yield Class C	47,400	914,820
Ormat Technologies	29,256	1,786,079
Pattern Energy Group	53,400	1,286,940
†TerraForm Global Class A	59,600	283,100
†TerraForm Power Class A	65,400	864,588

		6,695,850

Industrial Conglomerates–0.05%
Raven Industries	26,951	873,212

		873,212

Insurance–2.34%
†Ambac Financial Group	32,000	552,320
American Equity Investment Life
Holding	64,255	1,868,535
AMERISAFE	14,099	820,562
AmTrust Financial Services	63,300	852,018
Argo Group International Holdings	21,589	1,327,723
†Atlas Financial Holdings	8,300	156,870
Baldwin & Lyons Class B	7,143	161,075
Blue Capital Reinsurance Holdings	5,100	83,895
†Citizens	31,491	231,459
CNO Financial Group	127,112	2,966,794
Crawford & Co. Class B	10,379	124,133
Donegal Group Class A	5,144	82,973
†eHealth	14,419	344,470
EMC Insurance Group	5,953	167,577
Employers Holdings	23,927	1,087,482
†Enstar Group	8,511	1,892,421
FBL Financial Group Class A	7,274	541,913
Federated National Holding	7,500	117,075
Fidelity & Guaranty Life	8,000	248,400
†Genworth Financial	379,200	1,459,920
†Global Indemnity	6,337	268,689
†Greenlight Capital Re Class A	21,657	468,874
†Hallmark Financial Services	8,751	101,599
HCI Group	6,107	233,593
†Health Insurance Innovations Class A	8,300	120,350
Heritage Insurance Holdings	22,000	290,620
Horace Mann Educators	30,431	1,197,460
Independence Holding	6,117	154,454
Infinity Property & Casualty	7,989	752,564

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Investors Title	1,200	$214,884
James River Holdings L	17,700	734,196
Kemper	29,700	1,574,100
Kingstone	6,700	109,210
Kinsale Capital Group	10,700	461,919
Maiden Holdings	52,595	418,130
†MBIA	98,100	853,470
National General Holdings	36,100	689,871
National Western Life Group Class A	1,716	598,884
Navigators Group	16,832	982,147
†Ni Holdings	7,600	136,040
Primerica	35,422	2,888,664
RLI	28,634	1,642,446
Safety Insurance Group	10,699	816,334
Selective Insurance Group	42,807	2,305,157
State Auto Financial	12,495	327,744
State National	24,100	505,859
Stewart Information Services	16,239	613,185
†Third Point Reinsurance	57,000	889,200
†Trupanion	16,682	440,572
United Fire Group	16,121	738,664
United Insurance Holdings	12,200	198,860
Universal Insurance Holdings	24,303	558,969
†WMIH	148,500	141,075

		37,515,398

Internet & Direct Marketing Retail–0.44%
†1-800-Flowers.com Class A	19,282	189,928
†Duluth Holdings Class B	8,300	168,407
†FTD	13,837	180,434
†Gaia	5,850	70,200
†Groupon	252,300	1,311,960
HSN	23,412	914,239
†Lands End	10,600	139,920
†Liberty TripAdvisor Holdings Class A	54,500	673,075
Nutrisystem	22,126	1,236,843
†Overstock.com	11,597	344,431
PetMed Express	15,272	506,267
†Shutterfly	26,172	1,268,819

		7,004,523

Internet Software & Services–2.92%
†2U	32,500	1,821,300
†Actua	26,759	409,413
†Alarm.com Holdings	15,100	682,218
†Alteryx Class A	6,600	134,442
†Amber Road	11,100	85,248
†Angie’s List	34,117	425,098
†Appfolio Class A	6,700	321,265
†Apptio Class A	18,300	338,001
†Bankrate	34,282	478,234
†Bazaarvoice	54,380	269,181

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Benefitfocus	11,800	$397,070
†Blucora	31,068	786,020
†Box Class A	58,300	1,126,356
†Brightcove	21,686	156,139
†Carbonite	18,370	404,140
†Care.com	12,300	195,447
†Cars.com	53,500	1,423,635
†ChannelAdvisor	15,100	173,650
†Cimpress	18,934	1,849,094
†Cloudera	10,400	172,848
†CommerceHub Class A	10,200	230,214
†CommerceHub Class C	21,600	461,160
†Cornerstone OnDemand	37,910	1,539,525
†Coupa Software	22,100	688,415
†DHI Group	40,816	106,122
†Endurance International Group Holdings	46,000	377,200
†Envestnet	32,863	1,676,013
†Etsy	85,900	1,449,992
†Five9	38,700	924,930
†Gogo	44,500	525,545
†GrubHub	63,800	3,359,708
†GTT Communications	23,000	727,950
†Hortonworks	35,100	594,945
†Instructure	15,800	523,770
†Internap	59,300	257,955
j2 Global	35,487	2,621,780
†Leaf Group	4,100	28,290
†Limelight Networks	67,249	266,979
†Liquidity Services	17,626	103,993
†LivePerson	38,818	525,984
†Meet Group	55,800	203,112
†Mindbody Class A	33,300	860,805
†MuleSoft Class A	20,000	402,800
†New Relic	21,800	1,085,640
NIC	47,647	817,146
†Nutanix Class A	42,000	940,380
†Okta	11,100	313,131
†Ominto	10,573	47,579
†Q2 Holdings	23,300	970,445
†QuinStreet	29,711	218,376
†Quotient Technology	54,700	856,055
Reis	8,300	149,400
†Shutterstock	14,152	471,120
†SPS Commerce	11,901	674,906
†Stamps.com	12,138	2,459,766
†TechTarget	10,997	131,304
†Trade Desk Class A	17,500	1,076,425
†TrueCar	54,100	854,239
†Tucows Class A	6,700	392,285
†Twilio Class A	46,200	1,379,070
†Veritone	2,700	122,715

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Web.com Group	31,551	$788,775
†XO Group	18,601	365,882
†Yelp	57,700	2,498,410
†Yext	9,000	119,520

		46,838,555

IT Services–1.77%
†Acxiom	58,372	1,438,286
†Blackhawk Network Holdings Class A	41,200	1,804,560
†CACI International Class A	18,361	2,558,605
†Cardtronics Class A	33,940	780,959
Cass Information Systems	7,694	488,107
Convergys	71,222	1,843,938
CSG Systems International	23,988	961,919
†EPAM Systems	36,345	3,195,816
†Everi Holdings	47,300	359,007
EVERTEC	47,400	751,290
†ExlService Holdings	24,448	1,425,807
Forrester Research	7,133	298,516
Hackett Group	16,191	245,941
†Information Services Group	27,000	108,540
ManTech International Class A	18,417	813,111
MAXIMUS	48,464	3,125,928
†MoneyGram International	24,587	396,097
†Perficient	26,125	513,879
†Planet Payment	36,800	157,872
†Presidio	14,100	199,515
Science Applications International	33,100	2,212,735
†ServiceSource International	63,760	220,610
†StarTek	7,500	88,125
†Sykes Enterprises	28,877	842,053
Syntel	24,228	476,080
TeleTech Holdings	12,260	511,855
Travelport Worldwide	94,600	1,485,220
†Unisys	36,654	311,559
†Virtusa	20,436	772,072

		28,388,002

Leisure Products–0.33%
Acushnet Holdings	15,100	268,176
†American Outdoor Brands	41,132	627,263
Callaway Golf	70,427	1,016,262
†Clarus	15,300	114,750
Escalade	7,200	97,920
Johnson Outdoors Class A	3,886	284,766
†Malibu Boats Class A	16,300	515,732
Marine Products	4,556	73,124
†MCBC Holdings	13,700	279,206
†Nautilus	22,700	383,630
Sturm Ruger & Co.	13,814	714,184
†Vista Outdoor	42,500	974,950

		5,349,963

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.77%
†Accelerate Diagnostics	20,221	$453,961
†Cambrex	23,846	1,311,530
†Enzo Biochem	34,500	361,215
†Fluidigm	25,845	130,259
†INC Research Holdings Class A	40,600	2,123,380
Luminex	29,507	599,877
†Medpace Holdings	6,200	197,780
†NanoString Technologies	12,600	203,616
†NeoGenomics	44,600	496,398
†Pacific Biosciences of California	83,098	436,265
†PAREXEL International	37,359	3,290,581
†PRA Health Sciences	36,900	2,810,673

		12,415,535

Machinery–3.61%
Actuant Class A	44,014	1,126,758
Alamo Group	6,935	744,611
Albany International	21,383	1,227,384
Altra Industrial Motion	21,278	1,023,472
American Railcar Industries	5,046	194,776
Astec Industries	15,847	887,590
Barnes Group	37,839	2,665,379
†Blue Bird	5,900	121,540
Briggs & Stratton	31,514	740,579
†Chart Industries	22,774	893,424
CIRCOR International	12,327	670,959
Columbus McKinnon	17,108	647,880
†Commercial Vehicle Group	18,700	137,445
DMC Global	12,200	206,180
Douglas Dynamics	16,949	667,791
Eastern	4,100	117,670
†Energy Recovery	25,200	199,080
EnPro Industries	16,109	1,297,258
ESCO Technologies	19,038	1,141,328
†ExOne	9,291	105,546
Federal Signal	44,507	947,109
Franklin Electric	34,640	1,553,604
FreightCar America	10,041	196,402
†Gencor Industries	5,500	97,075
Global Brass & Copper Holdings	14,600	493,480
Gorman-Rupp	11,982	390,254
Graham	7,462	155,433
Greenbrier	20,147	970,078
Hardinge	10,200	155,754
†Harsco	58,200	1,216,380
Hillenbrand	47,036	1,827,349
Hurco	5,769	239,990
Hyster-Yale Materials Handling	7,266	555,413
John Bean Technologies	23,792	2,405,371
Kadant	8,297	817,669
Kennametal	59,500	2,400,230
LB Foster Class A	6,200	141,050

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Lindsay	7,907	$726,653
†Lydall	12,302	704,905
†Manitowoc	93,500	841,500
†Meritor	61,212	1,592,124
†Milacron Holdings	42,900	723,294
Miller Industries	8,229	230,001
Mueller Industries	42,540	1,486,773
Mueller Water Products Class A	117,227	1,500,506
†Navistar International	36,900	1,626,183
NN	20,456	593,224
Omega Flex	1,789	128,522
Park-Ohio Holdings	5,616	256,090
†Proto Labs	18,443	1,480,973
†RBC Bearings	17,018	2,129,803
REV Group	9,400	270,344
†Rexnord	77,364	1,965,819
Spartan Motors	26,916	297,422
†SPX	30,900	906,606
†SPX FLOW	30,800	1,187,648
Standex International	9,454	1,004,015
Sun Hydraulics	17,228	930,312
Tennant	13,081	865,962
Titan International	37,010	375,651
†TriMas	32,125	867,375
†Twin Disc	6,300	117,243
Wabash National	48,040	1,096,273
Watts Water Technologies Class A	20,928	1,448,218
Woodward	39,958	3,101,140

		57,833,870

Marine–0.12%
Costamare	43,700	270,066
†Eagle Bulk Shipping	28,500	129,105
†Genco Shipping & Trading	5,800	67,222
Matson	32,500	915,850
†Navios Maritime Holdings	63,200	105,544
†Safe Bulkers	35,700	97,818
Scorpio Bulkers	38,891	274,182

		1,859,787

Media–1.27%
AMC Entertainment Holdings	39,790	584,913
†Central European Media Enterprises Class A	49,611	200,925
Clear Channel Outdoor Holdings Class A	26,500	123,225
†Daily Journal	950	207,679
Emerald Expositions Events	11,600	269,584
Entercom Communications Class A	18,821	215,500
Entravision Communications Class A	47,530	270,921
†Eros International	22,400	320,320
†EW Scripps Class A	44,266	845,923

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Gannett	88,000	$792,000
†Global Eagle Entertainment	35,400	121,068
†Gray Television	47,400	744,180
†Hemisphere Media Group	13,500	161,325
†IMAX	44,200	1,001,130
†Liberty Media-Liberty Braves Class A	8,000	202,960
†Liberty Media-Liberty Braves Class C	26,800	677,236
†Loral Space & Communications	9,461	468,319
†MDC Partners Class A	37,735	415,085
Meredith	29,934	1,661,337
†MSG Networks Class A	44,400	941,280
National CineMedia	45,829	319,886
New Media Investment Group	38,000	562,020
New York Times Class A	93,411	1,830,856
Nexstar Media Group Class A	34,297	2,136,703
†Reading International Class A	13,940	219,137
Saga Communications Class A	2,612	119,107
Salem Media Group	10,300	67,980
Scholastic	20,191	751,105
Sinclair Broadcast Group Class A	54,632	1,750,956
Time	77,100	1,040,850
†Townsquare Media Class A	9,400	94,000
†tronc	17,300	251,369
†WideOpenWest	15,700	236,756
World Wrestling Entertainment Class A	30,507	718,440

		20,324,075

Metals & Mining–1.24%
†AK Steel Holding	229,956	1,285,454
†Allegheny Technologies	81,600	1,950,240
Ampco-Pittsburgh	7,400	128,760
Carpenter Technology	34,700	1,666,641
†Century Aluminum	35,687	591,690
†Cleveland-Cliffs Class CLIFFS	221,400	1,583,010
†Coeur Mining	139,486	1,281,876
Commercial Metals	86,300	1,642,289
Compass Minerals International	25,200	1,635,480
Gold Resource	43,500	163,125
†Handy & Harman	2,948	95,957
Haynes International	9,081	326,099
Hecla Mining	287,300	1,442,246
Kaiser Aluminum	13,322	1,374,031
†Klondex Mines	130,600	475,384
Materion	15,484	668,135
Olympic Steel	5,606	123,332
†Ryerson Holding	7,325	79,476
Schnitzer Steel Industries Class A	19,101	537,693
†SunCoke Energy	50,547	462,000
†TimkenSteel	28,400	468,600
Warrior Met Coal	12,500	294,625
Worthington Industries	33,908	1,559,768

		19,835,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts–0.84%
AG Mortgage Investment Trust	20,484	$394,112
Anworth Mortgage Asset	70,031	420,886
Apollo Commercial Real Estate Finance	78,381	1,419,480
Ares Commercial Real Estate	19,289	256,737
Armour Residential REIT	31,853	856,846
Capstead Mortgage	71,108	686,192
Cherry Hill Mortgage Investment	8,700	157,470
CYS Investments	113,467	980,355
Dynex Capital	32,230	234,312
Ellington Residential Mortgage REIT	6,200	90,024
Granite Point Mortgage Trust	9,500	177,935
Great Ajax	11,300	159,217
Hannon Armstrong Sustainable Infrastructure Capital	37,700	918,749
Invesco Mortgage Capital	84,561	1,448,530
KKR Real Estate Finance Trust	7,700	162,008
Ladder Capital Class A	59,405	818,601
MTGE Investment	34,111	661,753
New York Mortgage Trust	81,332	500,192
Orchid Island Capital	27,200	277,168
Owens Realty Mortgage	8,700	158,427
PennyMac Mortgage Investment Trust	50,821	883,777
Redwood Trust	56,946	927,650
Resource Capital	21,982	236,966
Sutherland Asset Management	12,600	197,820
†TPG RE Finance Trust	8,200	162,114
Western Asset Mortgage Capital	29,784	311,838

		13,499,159

Multiline Retail–0.32%
Big Lots	33,500	1,794,595
Dillard’s Class A	11,300	633,591
Fred’s Class A	25,477	164,072
†JC Penney	230,400	877,824
†Ollie’s Bargain Outlet Holdings	35,400	1,642,560
†Sears Holdings	9,800	71,540

		5,184,182

Multi-Utilities–0.49%
Avista	47,726	2,470,775
Black Hills	40,243	2,771,535
NorthWestern	36,706	2,090,040
Unitil	10,641	526,304

		7,858,654

Oil, Gas & Consumable Fuels–2.11%
†Abraxas Petroleum	117,312	220,547
Adams Resources & Energy	1,206	50,049
†Approach Resources	29,500	74,045
Arch Coal Class A	16,600	1,190,884
†Ardmore Shipping	19,500	160,875
†Bill Barrett	53,390	229,043

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Bonanza Creek Energy	13,900	$458,561
†California Resources	31,700	331,582
†Callon Petroleum	149,716	1,682,808
†Carrizo Oil & Gas	57,289	981,361
†Clean Energy Fuels	101,395	251,460
†Cloud Peak Energy	54,900	200,934
†Cobalt International Energy	1	1
†Contango Oil & Gas	14,481	72,839
CVR Energy	10,200	264,180
Delek US Holdings	58,079	1,552,452
†Denbury Resources	261,900	350,946
DHT Holdings	59,200	235,616
†Dorian LPG	21,400	145,948
†Earthstone Energy Class A	17,200	189,028
†Eclipse Resources	51,400	128,500
†Energy XXI Gulf Coast	22,000	227,480
†EP Energy Class A	33,600	109,536
Evolution Petroleum	21,847	157,298
Frontline	54,936	331,813
GasLog	30,007	523,622
†Gastar Exploration	129,600	113,996
†Gener8 Maritime	34,100	153,791
Golar LNG	72,300	1,634,703
Green Plains	26,943	542,901
†Halcon Resources	95,700	650,760
Hallador Energy	11,900	68,068
†International Seaways	21,865	430,741
†Isramco	651	75,516
†Jagged Peak Energy	42,400	579,184
†Jones Energy Class A	47,194	90,612
†Lilis Energy	31,800	142,146
†Matador Resources	67,995	1,846,064
†Midstates Petroleum	8,300	128,982
Navios Maritime Acquisition	43,100	52,582
Nordic American Tankers	75,098	401,023
†Oasis Petroleum	176,500	1,609,680
†Overseas Shipholding Group Class A	31,400	82,582
†Pacific Ethanol	25,000	138,750
Panhandle Oil & Gas Class A	12,494	297,357
†Par Pacific Holdings	26,035	541,528
†PDC Energy	49,150	2,409,825
†Peabody Energy	47,700	1,383,777
†Penn Virginia	10,600	423,788
†Renewable Energy Group	25,364	308,173
†Resolute Energy	16,100	478,009
†REX American Resources	3,950	370,629
†Ring Energy	33,687	488,125
†Sanchez Energy	52,338	252,269
†SandRidge Energy	25,900	520,331
Scorpio Tankers	169,209	580,387
SemGroup Class A	50,105	1,440,519
Ship Finance International	44,542	645,859

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†SilverBow Resources	5,200	$127,660
†SRC Energy	154,113	1,490,273
†Stone Energy	14,500	421,370
Teekay	38,200	341,126
Teekay Tankers Class A	101,241	164,010
†Tellurian	41,200	440,016
†Ultra Petroleum	147,600	1,279,692
†Uranium Energy	101,300	139,794
†W&T Offshore	69,636	212,390
†Westmoreland Coal	14,557	37,120
†WildHorse Resource Development	14,900	198,468

		33,855,984

Paper & Forest Products–0.59%
†Boise Cascade	27,846	971,825
†Clearwater Paper	12,651	623,062
Deltic Timber	8,555	756,519
KapStone Paper and Packaging	64,764	1,391,778
†Louisiana-Pacific	108,778	2,945,708
Neenah Paper	12,395	1,060,392
PH Glatfelter	32,417	630,511
Schweitzer-Mauduit International	22,667	939,774
†Verso Class A	25,000	127,250

		9,446,819

Personal Products–0.14%
†elf Beauty	15,400	347,270
Inter Parfums	13,193	544,211
Medifast	7,587	450,440
Natural Health Trends	6,900	164,910
Nature’s Sunshine Products	8,440	85,666
†Revlon Class A	7,654	187,906
†USANA Health Sciences	9,178	529,571

		2,309,974

Pharmaceuticals–1.95%
†Aclaris Therapeutics	15,000	387,150
†Aerie Pharmaceuticals	25,200	1,224,720
†Akcea Therapeutics	11,100	307,137
†Amphastar Pharmaceuticals	28,400	507,508
†ANI Pharmaceuticals	5,400	283,446
†Aratana Therapeutics	24,400	149,572
†Assembly Biosciences	10,400	363,168
†Catalent	93,400	3,728,528
†Cempra	33,296	108,212
†Clearside BioMedical	18,400	160,816
†Collegium Pharmaceutical	12,400	130,076
†Corcept Therapeutics	67,711	1,306,822
†Corium International	14,800	163,984
†Depomed	45,757	264,933
†Dermira	28,300	764,100
†Dova Pharmaceuticals	5,200	126,256
†Durect	96,800	171,336

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Horizon Pharma	121,700	$1,543,156
†Impax Laboratories	55,102	1,118,571
†Innoviva	60,200	850,024
†Intersect ENT	20,300	632,345
†Intra-Cellular Therapies	25,700	405,546
†Kala Pharmaceuticals	6,000	137,040
†Lannett	20,580	379,701
†Medicines	50,733	1,879,150
†Myokardia	13,800	591,330
†Nektar Therapeutics	112,488	2,699,712
†Neos Therapeutics	14,600	133,590
†Ocular Therapeutix	13,100	80,958
†Omeros	33,866	732,183
†Pacira Pharmaceuticals	29,175	1,095,521
†Paratek Pharmaceuticals	16,300	409,130
Phibro Animal Health Class A	13,500	500,175
†Prestige Brands Holdings	40,055	2,006,355
†Reata Pharmaceuticals Class A	9,700	301,670
†Revance Therapeutics	16,300	449,065
†SciClone Pharmaceuticals	39,574	443,229
†Sienna Biopharmaceuticals	5,400	120,150
†Sucampo Pharmaceuticals Class A	19,310	227,858
†Supernus Pharmaceuticals	35,085	1,403,400
†Teligent	32,500	218,075
†Tetraphase Pharmaceuticals	34,800	238,032
†TherapeuticsMD	111,900	591,951
†Theravance Biopharma	31,200	1,068,288
†WAVE Life Sciences	10,100	219,675
†Zogenix	17,946	629,007
†Zynerba Pharmaceuticals	8,500	71,060

		31,323,711

Professional Services–1.18%
†Acacia Research	35,876	163,236
†Advisory Board	30,824	1,652,937
Barrett Business Services	5,032	284,459
BG Staffing	5,100	84,405
†CBIZ	36,246	588,997
†Cogint	11,600	56,840
CRA International	6,651	273,024
Exponent	19,130	1,413,707
†Franklin Covey	9,480	192,444
†FTI Consulting	31,206	1,107,189
†GP Strategies	10,500	323,925
Heidrick & Struggles International	13,164	278,419
†Hill International	25,600	121,600
†Huron Consulting Group	16,178	554,905
†ICF International	13,351	720,286
Insperity	13,601	1,196,888
Kelly Services Class A	21,577	541,367
Kforce	17,938	362,348
Korn/Ferry International	38,045	1,500,114

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†Mistras Group	14,147	$290,013
†Navigant Consulting	34,436	582,657
†On Assignment	38,282	2,054,978
†Pendrell	2,700	18,441
Resources Connection	23,709	329,555
†RPX	36,374	483,047
†TriNet Group	31,300	1,052,306
†TrueBlue	31,387	704,638
†WageWorks	30,430	1,847,101
†Willdan Group	5,600	181,776

		18,961,602

Real Estate Management & Development–0.40%
†Altisource Portfolio Solutions	8,400	217,308
Consolidated-Tomoka Land	3,399	204,178
†=Forestar Group	33,777	580,964
†FRP Holdings	5,272	238,558
HFF Class A	26,781	1,059,456
Kennedy-Wilson Holdings	61,953	1,149,228
†Marcus & Millichap	12,200	329,278
†Maui Land & Pineapple	5,000	69,750
RE/MAX Holdings	13,200	838,860
†Redfin	7,900	198,211
RMR Group Class A	4,995	256,493
†St. Joe	37,568	708,157
Stratus Properties	5,400	163,620
†Tejon Ranch	9,765	206,041
†Trinity Place Holdings	16,800	117,936

		6,338,038

Road & Rail–0.83%
ArcBest	17,942	600,160
†Avis Budget Group	55,600	2,116,136
†Covenant Transportation Group Class A	10,200	295,596
†Daseke	15,200	198,360
Heartland Express	34,309	860,470
†Hertz Global Holdings	40,600	907,816
Knight-Swift Transportation Holdings Class A	94,650	3,932,707
Marten Transport	29,963	615,740
†Roadrunner Transportation Systems	25,803	245,903
†Saia	18,163	1,137,912
Schneider National Class B	24,200	612,260
Universal Logistics Holdings	6,097	124,684
Werner Enterprises	36,356	1,328,812
†YRC Worldwide	25,000	345,000

		13,321,556

Semiconductors & Semiconductor Equipment–3.06%
†Advanced Energy Industries	29,679	2,396,876
†Alpha & Omega Semiconductor	13,171	217,190
†Ambarella	24,092	1,180,749

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Amkor Technology	74,465	$785,606
†Axcelis Technologies	23,333	638,158
†AXT	27,600	252,540
Brooks Automation	50,590	1,535,912
Cabot Microelectronics	18,971	1,516,352
†CEVA	16,623	711,464
†Cirrus Logic	47,488	2,532,060
Cohu	21,843	520,737
†Cree	72,600	2,046,594
†CyberOptics	5,100	82,875
†Diodes	28,265	845,971
†DSP Group	17,252	224,276
†Entegris	106,550	3,073,967
†FormFactor	53,425	900,211
†GSI Technology	10,600	77,062
†Ichor Holdings	13,400	359,120
†Impinj	13,400	557,574
†Inphi	30,194	1,198,400
†Integrated Device Technology	101,619	2,701,033
†IXYS	20,122	476,891
†Kopin	50,542	210,760
†Lattice Semiconductor	88,926	463,304
†MACOM Technology Solutions Holdings	30,071	1,341,467
†MaxLinear Class A	44,672	1,060,960
MKS Instruments	40,124	3,789,712
Monolithic Power Systems	30,253	3,223,457
†Nanometrics	17,322	498,874
†NeoPhotonics	24,000	133,440
NVE	3,518	277,816
†PDF Solutions	19,778	306,361
†Photronics	48,160	426,216
†Pixelworks	21,200	99,852
Power Integrations	21,656	1,585,219
†Rambus	81,486	1,087,838
†Rudolph Technologies	21,938	576,969
†Semtech	48,584	1,824,329
†Sigma Designs	31,300	197,190
†Silicon Laboratories	31,100	2,484,890
†SMART Global Holdings	15,100	404,378
†SunPower	44,400	323,676
†Synaptics	25,752	1,008,963
†Ultra Clean Holdings	25,366	776,707
†Veeco Instruments	35,948	769,287
†Xcerra	43,741	430,849
Xperi	37,035	936,985

		49,071,117

Software–3.42%
†8x8	66,040	891,540
†A10 Networks	42,938	324,611
†ACI Worldwide	86,851	1,978,466

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Agilysys	10,614	$126,837
American Software Class A	19,961	226,757
†Aspen Technology	55,775	3,503,228
†Barracuda Networks	19,700	477,331
Blackbaud	35,633	3,128,577
†Blackline	12,800	436,736
†Bottomline Technologies	29,871	950,794
†BroadSoft	22,014	1,107,304
†Callidus Software	46,457	1,145,165
†CommVault Systems	29,102	1,769,402
†Digimarc	6,958	254,663
Ebix	18,878	1,231,789
†Ellie Mae	25,792	2,118,297
†Everbridge	12,600	332,892
†Exa	12,100	292,578
Fair Isaac	23,439	3,293,179
†Gigamon	26,800	1,129,620
†Glu Mobile	91,532	344,160
†HubSpot	25,000	2,101,250
†Imperva	24,861	1,078,967
†MicroStrategy	7,084	904,698
†Mitek Systems	25,600	243,200
†MobileIron	37,600	139,120
†Model N	19,300	288,535
Monotype Imaging Holdings	30,131	580,022
†Park City Group	11,000	133,650
†Paycom Software	36,600	2,743,536
†Paylocity Holding	19,300	942,226
Pegasystems	26,902	1,550,900
Progress Software	37,500	1,431,375
†Proofpoint	33,020	2,880,004
†PROS Holdings	18,437	444,885
QAD Class A	7,073	242,958
†Qualys	23,325	1,208,235
†Rapid7	17,300	304,480
†RealNetworks	13,048	62,630
†RealPage	43,611	1,740,079
†RingCentral Class A	46,400	1,937,200
†Rosetta Stone	16,800	171,528
†Rubicon Project	23,600	91,804
†SecureWorks Class A	5,300	65,455
†Silver Spring Networks	33,200	536,844
†Synchronoss Technologies	31,044	289,641
†Telenav	25,300	160,655
TiVo	88,261	1,751,981
†Upland Software	5,400	114,264
†Varonis Systems	14,200	594,980
†VASCO Data Security International	22,159	267,016
†Verint Systems	46,770	1,957,325
†VirnetX Holding	29,605	115,459
†Workiva	19,100	398,235
†Zendesk	72,200	2,101,742

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Zix	44,174	$216,011

		54,854,816

Specialty Retail–2.00%
Aaron’s	49,400	2,155,322
Abercrombie & Fitch	50,900	734,996
American Eagle Outfitters	125,700	1,797,510
†America’s Car-Mart	5,585	229,683
†Asbury Automotive Group	14,944	913,078
†Ascena Retail Group	128,949	315,925
†At Home Group	6,300	143,892
Barnes & Noble	46,772	355,467
†Barnes & Noble Education	29,243	190,372
Big 5 Sporting Goods	14,893	113,931
†Boot Barn Holdings	11,100	98,790
Buckle	22,708	382,630
†Build-A-Bear Workshop	10,800	98,820
Caleres	32,025	977,403
Camping World Holdings Class A	17,400	708,876
†Carvana	11,300	165,884
Cato Class A	18,982	251,132
Chico’s FAS	97,900	876,205
Children’s Place	12,801	1,512,438
Citi Trends	8,976	178,353
†Conn’s	14,102	396,971
†Container Store Group	15,800	66,518
DSW Class A	50,400	1,082,592
†Express	55,275	373,659
Finish Line Class A	31,208	375,432
†Five Below	40,318	2,212,652
†Francesca’s Holdings	30,562	224,936
†Genesco	15,332	407,831
GNC Holdings	51,400	454,376
Group 1 Automotive	15,535	1,125,666
Guess	45,500	774,865
Haverty Furniture	15,414	403,076
†Hibbett Sports	16,983	242,008
†J. Jill	8,800	95,832
†Kirkland’s	12,675	144,875
Lithia Motors Class A	17,837	2,145,969
†Lumber Liquidators Holdings	21,816	850,388
†MarineMax	18,140	300,217
Monro	23,649	1,325,526
Office Depot	384,500	1,745,630
†Party City Holdco	22,400	303,520
Pier 1 Imports	55,425	232,231
Rent-A-Center	35,910	412,247
†RH	14,867	1,045,447
†Select Comfort	30,511	947,367
Shoe Carnival	9,521	213,080
Sonic Automotive Class A	19,531	398,432
†Sportsman’s Warehouse Holdings	22,400	101,024

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Tailored Brands	36,242	$523,334
Tile Shop Holdings	32,100	407,670
Tilly’s Class A	6,263	75,093
†Vitamin Shoppe	19,407	103,827
Winmark	1,509	198,811
†Zumiez	12,123	219,426

		32,131,235

Technology Hardware, Storage & Peripherals–0.49%
†3D Systems	80,600	1,079,234
†Avid Technology	28,700	130,298
CPI Card Group	14,400	16,992
†Cray	29,969	582,897
Diebold Nixdorf	56,100	1,281,885
†Eastman Kodak	12,000	88,200
†Electronics For Imaging	35,367	1,509,464
†Immersion	20,327	166,072
†Intevac	14,400	121,680
†Pure Storage Class A	69,100	1,104,909
†Quantum	20,800	127,296
†Stratasys	36,600	846,192
†Super Micro Computer	28,715	634,601
†USA Technologies	31,200	195,000

		7,884,720

Textiles, Apparel & Luxury Goods–0.73%
Columbia Sportswear	21,720	1,337,518
†Crocs	50,800	492,760
Culp	7,541	246,968
†Deckers Outdoor	24,400	1,669,204
†Delta Apparel	6,200	133,362
†Fossil Group	31,400	292,962
†G-III Apparel Group	32,196	934,328
†Iconix Brand Group	44,872	255,322
Movado Group	11,080	310,240
Oxford Industries	12,966	823,860
†Perry Ellis International	10,714	253,493
†Sequential Brands Group	33,810	101,092
†Steven Madden	46,334	2,006,262
Superior Uniform Group	4,900	112,210
†Unifi	12,374	440,886
†Vera Bradley	16,479	145,180
Wolverine World Wide	72,908	2,103,396

		11,659,043

Thrift & Mortgage Finance–2.25%
ASB Bancorp	2,100	94,710
Astoria Financial	68,953	1,482,489
Bank Mutual	26,825	272,274
BankFinancial	13,649	216,883
Bear State Financial	15,440	158,414
Beneficial Bancorp	52,356	869,110
†BofI Holding	44,860	1,277,164

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
†BSB Bancorp	5,900	$176,705
Capitol Federal Financial	95,800	1,408,260
Charter Financial	7,993	148,110
Clifton Bancorp	17,062	285,277
Dime Community Bancshares	23,751	510,647
†Entegra Financial	4,700	117,265
ESSA Bancorp	7,100	111,470
†Essent Group	61,800	2,502,900
Federal Agricultural Mortgage Class C	6,174	449,097
First Defiance Financial	6,643	348,691
†Flagstar Bancorp	15,400	546,392
Greene County Bancorp	1,752	52,648
Hingham Institution for Savings	900	171,243
Home Bancorp	5,000	209,100
†HomeStreet	23,329	629,883
†Impac Mortgage Holdings	8,000	104,480
Kearny Financial	63,017	967,311
†LendingTree	4,705	1,150,137
†Malvern Bancorp	4,800	128,400
Meridian Bancorp	35,754	666,812
Meta Financial Group	6,000	470,400
†MGIC Investment	275,050	3,446,377
†Nationstar Mortgage Holdings	23,700	440,109
†NMI Holdings Class A	45,000	558,000
Northfield Bancorp	31,156	540,557
Northwest Bancshares	72,066	1,244,580
OceanFirst Financial	23,376	642,606
†Ocwen Financial	69,500	239,080
Oritani Financial	28,411	477,305
†PCSB Financial	13,400	252,724
†PennyMac Financial Services Class A	9,600	170,880
†PHH	39,252	546,780
†Provident Bancorp	1,600	37,040
Provident Financial Holdings	5,700	111,720
Provident Financial Services	45,731	1,219,646
Prudential Bancorp	6,000	111,180
Radian Group	162,654	3,040,003
Riverview Bancorp	14,300	120,120
SI Financial Group	9,700	145,015
Southern Missouri Bancorp	5,100	186,099
Territorial Bancorp	4,742	149,705
Timberland Bancorp	4,600	144,164
TrustCo Bank	71,303	634,597
United Community Financial	35,500	340,800
United Financial Bancorp	38,254	699,666
†Walker & Dunlop	20,363	1,065,596
Washington Federal	68,500	2,305,025
Waterstone Financial	19,664	383,448
Western New England Bancorp	19,100	208,190
WSFS Financial	23,491	1,145,186

		36,132,470

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.17%
†Turning Point Brands	6,900	$117,300
Universal	18,942	1,085,377
Vector Group	73,296	1,500,375

		2,703,052

Trading Companies & Distributors–1.24%
Aircastle	35,544	792,276
Applied Industrial Technologies	29,030	1,910,174
†Beacon Roofing Supply	45,090	2,310,863
†BMC Stock Holdings	48,600	1,037,610
†CAI International	13,507	409,532
†DXP Enterprises	12,812	403,450
EnviroStar	3,600	99,540
†Foundation Building Materials	9,600	135,744
GATX	30,700	1,889,892
†GMS	21,700	768,180
H&E Equipment Services	23,081	673,965
†Herc Holdings	18,000	884,340
†Huttig Building Products	17,700	124,962
Kaman	20,052	1,118,501
†Lawson Products	3,800	95,760
†MRC Global	70,200	1,227,798
†Neff Class A	6,900	172,500
†Nexeo Solutions	19,500	142,350
†NOW	80,500	1,111,705
†Rush Enterprises Class A	21,819	1,010,002
†Rush Enterprises Class B	4,000	174,480
†SiteOne Landscape Supply	25,200	1,464,120
Textainer Group Holdings	19,120	327,908
†Titan Machinery	14,270	221,613
Triton International	32,286	1,074,478
†Veritiv	8,500	276,250
†Willis Lease Finance	3,700	90,983

		19,948,976

Water Utilities–0.34%
American States Water	27,354	1,347,185
†AquaVenture Holdings	7,800	105,300
Artesian Resources Class A	5,819	219,958
†Cadiz	15,500	196,850
California Water Service Group	36,042	1,375,002
Connecticut Water Service	7,525	446,233
Consolidated Water	11,200	143,360
Global Water Resources	6,283	59,186
Middlesex Water	11,631	456,749
†Pure Cycle	12,700	95,250
SJW Group	12,115	685,709
York Water	9,537	323,304

		5,454,086

Wireless Telecommunication Services–0.13%
†Boingo Wireless	25,597	547,008
Shenandoah Telecommunications	34,650	1,288,980

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings	14,777	$226,827

		2,062,815

Total Common Stock (Cost $1,051,198,024)		1,535,427,841

RIGHTS–0.03%
†=Durata Therapeutics CVR	14,227	0
†=Dyax CVR	122,431	412,592
†=Media General CVR	82,000	8,200
†=Tobira Therapeutics CVR	7,700	90,629

Total Rights (Cost $135,898)		511,421

WARRANTS–0.00%
†=Asterias Biotherapeutics, exercise price $0.00, expiration date 9/29/17	2,400	0
†=Greenhunter Energy, exercise price $0.00, expiration date 12/31/17	90	0

Total Warrants (Cost $1,800)		0

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–4.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	64,777,308	$64,777,308

Total Money Market Fund (Cost $64,777,308)		64,777,308

	Principal Amount°

SHORT-TERM INVESTMENTS–0.25%
≠¥U.S. Treasury Obligations–0.25%
U.S. Treasury Bills
1.068% 12/7/17	3,536,000	3,529,647
1.106% 2/1/18	385,000	383,617

Total Short-Term Investments (Cost $3,912,503)		3,913,264

TOTAL VALUE OF SECURITIES–100.04% (Cost $1,120,025,533)	1,604,629,834
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(602,519)

NET ASSETS APPLICABLE TO 51,393,025 SHARES OUTSTANDING–100.00%	$1,604,027,315

†	Non-income producing.

«	Includes $4,420,227 cash collateral due to broker for futures contracts as of September 30, 2017.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
922	E-mini Russell 2000 Index	$64,388,633	$68,822,690	12/18/17	$4,434,057

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$22,651,394	$—	$—	$22,651,394
Air Freight & Logistics	5,186,579	—	—	5,186,579
Airlines	4,443,686	—	—	4,443,686
Auto Components	18,895,138	—	—	18,895,138
Automobiles	1,045,942	—	—	1,045,942
Banks	159,121,306	—	—	159,121,306
Beverages	3,935,449	—	—	3,935,449
Biotechnology	96,536,053	—	—	96,536,053
Building Products	19,294,216	—	—	19,294,216
Capital Markets	20,231,616	—	—	20,231,616
Chemicals	32,768,646	—	—	32,768,646
Commercial Services & Supplies	38,378,753	—	—	38,378,753
Communications Equipment	26,231,314	—	—	26,231,314
Construction & Engineering	18,168,526	—	—	18,168,526
Construction Materials	3,616,179	—	—	3,616,179
Consumer Finance	9,288,346	—	—	9,288,346
Containers & Packaging	1,950,016	—	—	1,950,016
Distributors	1,227,634	—	—	1,227,634
Diversified Consumer Services	13,177,904	—	—	13,177,904
Diversified Financial Services	1,601,295	—	—	1,601,295
Diversified Telecommunication Services	10,608,589	—	—	10,608,589
Electric Utilities	16,663,699	—	—	16,663,699
Electrical Equipment	9,696,117	—	—	9,696,117
Electronic Equipment, Instruments & Components	44,981,406	—	—	44,981,406
Energy Equipment & Services	22,476,329	—	—	22,476,329
Equity Real Estate Investment Trusts	104,732,397	—	—	104,732,397
Food & Staples Retailing	8,028,853	—	—	8,028,853
Food Products	18,786,425	—	—	18,786,425
Gas Utilities	18,800,290	—	—	18,800,290
Health Care Equipment & Supplies	55,943,435	—	—	55,943,435
Health Care Providers & Services	31,692,733	—	—	31,692,733
Health Care Technology	12,827,111	—	—	12,827,111
Hotels, Restaurants & Leisure	47,025,776	—	—	47,025,776
Household Durables	22,464,109	—	—	22,464,109
Household Products	4,013,890	—	—	4,013,890
Independent Power & Renewable Electricity Producers	6,695,850	—	—	6,695,850
Industrial Conglomerates	873,212	—	—	873,212
Insurance	36,963,078	552,320	—	37,515,398
Internet & Direct Marketing Retail	7,004,523	—	—	7,004,523
Internet Software & Services	46,838,555	—	—	46,838,555
IT Services	28,388,002	—	—	28,388,002
Leisure Products	5,349,963	—	—	5,349,963
Life Sciences Tools & Services	12,415,535	—	—	12,415,535
Machinery	57,833,870	—	—	57,833,870
Marine	1,859,787	—	—	1,859,787
Media	20,324,075	—	—	20,324,075
Metals & Mining	19,835,911	—	—	19,835,911
Mortgage Real Estate Investment Trusts	13,499,159	—	—	13,499,159
Multiline Retail	5,184,182	—	—	5,184,182
Multi-Utilities	7,858,654	—	—	7,858,654

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Oil, Gas & Consumable Fuels	$33,855,984	$—	$—	$33,855,984
Paper & Forest Products	9,446,819	—	—	9,446,819
Personal Products	2,309,974	—	—	2,309,974
Pharmaceuticals	31,323,711	—	—	31,323,711
Professional Services	18,961,602	—	—	18,961,602
Real Estate Management & Development	5,757,074	—	580,964	6,338,038
Road & Rail	13,321,556	—	—	13,321,556
Semiconductors & Semiconductor Equipment	49,071,117	—	—	49,071,117
Software	54,854,816	—	—	54,854,816
Specialty Retail	32,131,235	—	—	32,131,235
Technology Hardware, Storage & Peripherals	7,884,720	—	—	7,884,720
Textiles, Apparel & Luxury Goods	11,659,043	—	—	11,659,043
Thrift & Mortgage Finance	36,132,470	—	—	36,132,470
Tobacco	2,703,052	—	—	2,703,052
Trading Companies & Distributors	19,948,976	—	—	19,948,976
Water Utilities	5,454,086	—	—	5,454,086
Wireless Telecommunication Services	2,062,815	—	—	2,062,815
Rights	—	—	511,421	511,421
Warrants	—	—	—	—
Money Market Fund	64,777,308	—	—	64,777,308
Short-Term Investments	—	3,913,264	—	3,913,264

Total Investments	$1,599,071,865	$4,465,584	$1,092,385	$1,604,629,834

Derivatives:
Assets:
Futures Contracts	$4,434,057	$—	$—	$4,434,057

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.05%
INVESTMENT COMPANIES–93.05%
Equity Funds–93.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	5,578,017	$69,624,810
LVIP SSGA Small-Cap Index Fund	9,071,282	283,259,856

Total Affiliated Investments (Cost $290,324,058)		352,884,666

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.75%
INVESTMENT COMPANY–6.75%
Money Market Fund–6.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	25,588,407	$25,588,407

Total Unaffiliated Investment (Cost $25,588,407)		25,588,407

TOTAL VALUE OF SECURITIES–99.80% (Cost $315,912,465)	378,473,073
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	763,604

NET ASSETS APPLICABLE TO 29,300,676 SHARES OUTSTANDING–100.00%	$379,236,677

*	Standard Class shares.

«	Includes $533,405 cash collateral due to broker for future contracts as of September 30, 2017.

The following futures contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
273 E-mini Russell 2000 Index	$19,121,504	$20,378,085	12/18/17	$1,256,581
27 E-mini S&P MidCap 400 Index	4,650,131	4,848,390	12/18/17	198,259

Total Futures Contracts				$1,454,840

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$352,884,666
Unaffiliated Investment Company	25,588,407

Total Investments	$378,473,073

Derivatives:
Assets:
Futures Contracts	$1,454,840

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017, were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$54,386,671	$12,186,737	$2,143,390	$(23,360)	$5,218,152	$69,624,810	$31,191	$269,476
LVIP SSGA Small-Cap Index Fund	218,663,556	48,416,057	5,508,447	(31,208)	21,719,898	283,259,856	—	5,082,124

Total	$273,050,227	$60,602,794	$7,651,837	$(54,568)	$26,938,050	$352,884,666	$31,191	$5,351,600

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.40%
Aerospace & Defense–2.44%
Boeing	114,099	$29,005,107

		29,005,107

Airlines–1.92%
American Airlines Group	374,000	17,761,260
†United Continental Holdings	82,975	5,051,518

		22,812,778

Auto Components–0.39%
Delphi Automotive	46,700	4,595,280

		4,595,280

Automobiles–2.00%
Ferrari	103,092	11,389,604
†Tesla	36,329	12,391,822

		23,781,426

Banks–1.70%
First Republic Bank	75,439	7,880,358
JPMorgan Chase & Co.	129,100	12,330,341

		20,210,699

Biotechnology–4.57%
†Alexion Pharmaceuticals	110,608	15,517,196
†Biogen	46,469	14,550,373
†Celgene	44,600	6,503,572
†Vertex Pharmaceuticals	115,854	17,614,442

		54,185,583

Building Products–0.60%
Fortune Brands Home & Security	106,766	7,177,878

		7,177,878

Capital Markets–4.28%
Intercontinental Exchange	192,500	13,224,750
Morgan Stanley	373,100	17,972,227
State Street	72,600	6,936,204
TD Ameritrade Holding	258,512	12,615,386

		50,748,567

Electric Utilities–0.79%
NextEra Energy	64,300	9,423,165

		9,423,165

Electrical Equipment–0.93%
Acuity Brands	64,321	11,016,901

		11,016,901

Equity Real Estate Investment Trusts–3.09%
American Tower	91,000	12,437,880
Crown Castle International	196,100	19,606,078
Equinix	10,212	4,557,616

		36,601,574

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products–0.55%
Danone	6,481	$508,387
Kraft Heinz	78,000	6,048,900

		6,557,287

Health Care Equipment & Supplies–4.87%
Becton Dickinson & Co.	83,204	16,303,824
Danaher	67,840	5,819,315
†Intuitive Surgical	17,600	18,407,488
Stryker	121,300	17,227,026

		57,757,653

Health Care Providers & Services–6.33%
Aetna	50,443	8,020,941
Anthem	50,600	9,607,928
†Centene	47,531	4,599,575
Cigna	64,210	12,003,417
†HCA Healthcare	112,000	8,914,080
Humana	32,469	7,910,422
UnitedHealth Group	122,500	23,991,625

		75,047,988

Hotels, Restaurants & Leisure–2.10%
Marriott International Class A	46,856	5,166,343
MGM Resorts International	43,910	1,431,027
Restaurant Brands International	110,832	7,079,948
Yum Brands	152,200	11,203,442

		24,880,760

Industrial Conglomerates–2.07%
Honeywell International	93,100	13,195,994
Roper Technologies	46,885	11,411,809

		24,607,803

Insurance–0.41%
Chubb	33,747	4,810,635

		4,810,635

Internet & Direct Marketing Retail–9.25%
†Amazon.com	66,279	63,717,317
†=pFlipkart Limited	4,035	483,232
†=pFlipkart Limited Ordinary Shares	800	70,491
†Netflix	39,000	7,072,650
†Priceline Group	21,000	38,447,220

		109,790,910

Internet Software & Services–12.98%
†Alibaba Group Holding ADR	201,550	34,809,701
†Alphabet Class A	30,200	29,406,344
†Alphabet Class C	30,783	29,524,283
†=pDropbox Class A	34,588	325,127
†Facebook Class A	278,693	47,620,273
Tencent Holdings	285,900	12,304,724

		153,990,452

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–9.65%
Fidelity National Information Services	122,200	$11,412,258
†Fiserv	73,867	9,525,888
Mastercard Class A	151,600	21,405,920
†PayPal Holdings	507,400	32,488,822
†Vantiv Class A	108,300	7,631,901
Visa Class A	303,900	31,982,436

		114,447,225

Machinery–1.96%
Fortive	112,122	7,937,116
Illinois Tool Works	72,900	10,786,284
Wabtec	59,171	4,482,203

		23,205,603

Media–0.23%
†Altice USA Class A	100,229	2,737,254

		2,737,254

Multiline Retail–0.32%
Dollar General	46,800	3,793,140

		3,793,140

Pharmaceuticals–1.22%
Merck & Co.	138,300	8,855,349
Zoetis	88,300	5,630,008

		14,485,357

Professional Services–1.47%
Equifax	91,403	9,687,804
†TransUnion	162,693	7,688,871
†=pWeWork Companies	1,912	99,061

		17,475,736

Semiconductors & Semiconductor Equipment–1.76%
ASML Holding (New York Shares)	18,000	3,081,600
NVIDIA	16,500	2,949,705
Xilinx	209,089	14,809,774

		20,841,079

Software–9.90%
†Electronic Arts	98,600	11,640,716
Intuit	102,999	14,640,278
Microsoft	616,400	45,915,636
†salesforce.com	156,300	14,601,546
†ServiceNow	77,527	9,111,748
Symantec	471,800	15,479,758
†Workday Class A	57,041	6,011,551

		117,401,233

Specialty Retail–0.71%
†AutoZone	7,852	4,672,804
Home Depot	23,000	3,761,880

		8,434,684

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–5.83%
Apple	448,699	$69,153,490

		69,153,490

Tobacco–2.22%
British American Tobacco	138,234	8,654,112
Philip Morris International	158,792	17,627,500

		26,281,612

Water Utilities–0.27%
American Water Works	39,656	3,208,567

		3,208,567

Wireless Telecommunication Services–0.59%
†T-Mobile US	112,700	6,949,082

		6,949,082

Total Common Stock (Cost $753,887,630)		1,155,416,508

CONVERTIBLE PREFERRED STOCK–0.75%
†=pAirbnb Series D	14,304	1,604,909
†=pAirbnb Series E	14,245	1,598,289
†=pFlipkart Limited Series A	274	24,143
†=pFlipkart Limited Series C	482	42,471
†=pFlipkart Limited Series E	894	78,773
†=pFlipkart Limited Series H	5,220	742,493
†=pMagic Leap Series C	47,862	1,102,405
†=pUber Technologies Series G	34,107	1,457,392
†=pWeWork Companies Series E	17,187	890,458
†=pXiaoju Kuaizhi (Didi)	26,379	1,343,538

Total Convertible Preferred Stock (Cost $6,893,710)		8,884,871

	Principal Amount°

CORPORATE BONDS–0.82%
Hotels, Restaurants & Leisure–0.82%
Caesars Entertainment Operating
‡10.00% 12/15/18	8,790,000	9,075,675
‡10.75% 2/1/16	430,000	666,500

Total Corporate Bonds (Cost $9,167,067)		9,742,175

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	13,748,045	$13,748,045

Total Money Market Fund (Cost $13,748,045)		13,748,045

TOTAL VALUE OF SECURITIES–100.13% (Cost $783,696,452)	$1,187,791,599
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,507,138)

NET ASSETS APPLICABLE TO 28,503,211 SHARES OUTSTANDING–100.00%	$1,186,284,461

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2017, the aggregate value of restricted securities was $9,862,782, which represented 0.83% of the Fund’s net assets.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$582,359	$1,604,909
Airbnb Series E	7/14/15	1,326,130	1,598,289
Dropbox Class A	11/7/14	660,672	325,127
Flipkart Limited	12/17/14	483,232	483,232
Flipkart Limited Ordinary Shares	3/19/15	91,200	70,491
Flipkart Limited Series A	3/19/15	31,236	24,143
Flipkart Limited Series C	3/19/15	54,948	42,471
Flipkart Limited Series E	3/19/15	101,916	78,773
Flipkart Limited Series H	4/17/15	742,493	742,493
Magic Leap Series C	1/20/16	1,102,405	1,102,405
Uber Technologies Series G	12/3/15	1,663,473	1,457,392
WeWork Companies	6/23/15	62,885	99,061
WeWork Companies Series E	6/23/15	565,274	890,458
Xiaoju Kuaizhi (Didi)	10/19/15	723,476	1,343,538

Total		$8,191,699	$9,862,782

The following foreign currency exchange contract was outstanding at September 30, 2017:

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BCLY	EUR	(449,088)	USD	529,205	10/2/17	$(1,658)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

EUR–Euro

IT–Information Technology

USD–United States Dollar

See accompanying notes.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market Funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$29,005,107	$—	$—	$29,005,107
Airlines	22,812,778	—	—	22,812,778
Auto Components	4,595,280	—	—	4,595,280
Automobiles	23,781,426	—	—	23,781,426
Banks	20,210,699	—	—	20,210,699
Biotechnology	54,185,583	—	—	54,185,583
Building Products	7,177,878	—	—	7,177,878
Capital Markets	50,748,567	—	—	50,748,567
Electric Utilities	9,423,165	—	—	9,423,165
Electrical Equipment	11,016,901	—	—	11,016,901
Equity Real Estate Investment Trusts	36,601,574	—	—	36,601,574
Food Products	6,557,287	—	—	6,557,287
Health Care Equipment & Supplies	57,757,653	—	—	57,757,653
Health Care Providers & Services	75,047,988	—	—	75,047,988
Hotels, Restaurants & Leisure	24,880,760	—	—	24,880,760
Industrial Conglomerates	24,607,803	—	—	24,607,803
Insurance	4,810,635	—	—	4,810,635
Internet & Direct Marketing Retail	109,237,187	—	553,723	109,790,910
Internet Software & Services	153,665,325	—	325,127	153,990,452
IT Services	114,447,225	—	—	114,447,225
Machinery	23,205,603	—	—	23,205,603
Media	2,737,254	—	—	2,737,254
Multiline Retail	3,793,140	—	—	3,793,140
Pharmaceuticals	14,485,357	—	—	14,485,357
Professional Services	17,376,675	—	99,061	17,475,736
Semiconductors & Semiconductor Equipment	20,841,079	—	—	20,841,079
Software	117,401,233	—	—	117,401,233
Specialty Retail	8,434,684	—	—	8,434,684
Technology Hardware, Storage & Peripherals	69,153,490	—	—	69,153,490
Tobacco	26,281,612	—	—	26,281,612
Water Utilities	3,208,567	—	—	3,208,567
Wireless Telecommunication Services	6,949,082	—	—	6,949,082
Convertible Preferred Stock	—	—	8,884,871	8,884,871
Corporate Bonds	—	9,742,175	—	9,742,175
Money Market Fund	13,748,045	—	—	13,748,045

Total Investments	$1,168,186,642	$9,742,175	$9,862,782	$1,187,791,599

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,658)	$—	$(1,658)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.93%
Aerospace & Defense–1.36%
BWX Technologies	31,200	$1,747,824
Huntington Ingalls Industries	14,800	3,351,312
Textron	41,000	2,209,080
TransDigm Group	13,600	3,476,840

		10,785,056

Air Freight & Logistics–0.36%
CH Robinson Worldwide	19,200	1,461,120
Expeditors International of Washington	23,800	1,424,668

		2,885,788

Airlines–1.30%
Alaska Air Group	40,100	3,058,427
American Airlines Group	69,100	3,281,559
Copa Holdings Class A	11,800	1,469,454
†United Continental Holdings	40,900	2,489,992

		10,299,432

Auto Components–0.59%
BorgWarner	39,500	2,023,585
Delphi Automotive	27,100	2,666,640

		4,690,225

Automobiles–0.22%
Ferrari	15,680	1,732,326

		1,732,326

Banks–2.42%
BankUnited	51,100	1,817,627
Citizens Financial Group	76,900	2,912,203
Fifth Third Bancorp	81,100	2,269,178
First Republic Bank	47,100	4,920,066
†Signature Bank	12,300	1,574,892
†SVB Financial Group	15,300	2,862,477
Webster Financial	53,312	2,801,546

		19,157,989

Beverages–1.04%
Brown-Forman Class B	65,324	3,547,093
Dr Pepper Snapple Group	44,800	3,963,456
†Monster Beverage	13,200	729,300

		8,239,849

Biotechnology–4.76%
†ACADIA Pharmaceuticals	36,300	1,367,421
†Agios Pharmaceuticals	14,500	967,875
†Alexion Pharmaceuticals	10,600	1,487,074
†Alkermes	53,600	2,725,024
†Alnylam Pharmaceuticals	31,600	3,712,684
†BioMarin Pharmaceutical	48,100	4,476,667
†Bioverativ	25,300	1,443,871
†Bluebird Bio	11,600	1,593,260
†Exelixis	56,100	1,359,303

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	53,800	$6,280,612
†Ironwood Pharmaceuticals	102,600	1,618,002
†Neurocrine Biosciences	44,917	2,752,514
†Seattle Genetics	23,500	1,278,635
†TESARO	21,697	2,801,083
†Ultragenyx Pharmaceutical	7,300	388,798
†United Therapeutics	10,100	1,183,619
†Vertex Pharmaceuticals	14,600	2,219,784

		37,656,226

Building Products–1.07%
Allegion	47,300	4,090,031
Fortune Brands Home & Security	65,383	4,395,699

		8,485,730

Capital Markets–3.83%
CBOE Holdings	57,100	6,145,673
†E*TRADE Financial	57,100	2,490,131
FactSet Research Systems	8,350	1,503,919
Financial Engines	23,000	799,250
Invesco	28,200	988,128
Lazard Class A	68,400	3,093,048
MarketAxess Holdings	4,200	774,942
Moody’s	31,500	4,385,115
MSCI Class A	24,700	2,887,430
Northern Trust	12,100	1,112,353
State Street	28,200	2,694,228
TD Ameritrade Holding	69,700	3,401,360

		30,275,577

Chemicals–2.68%
Air Products & Chemicals	16,800	2,540,496
Ashland Global Holdings	24,800	1,621,672
Celanese Class A	23,900	2,492,053
CF Industries Holdings	48,500	1,705,260
NewMarket	3,200	1,362,400
PolyOne	25,100	1,004,753
PPG Industries	17,900	1,945,014
RPM International	64,600	3,316,564
Sherwin-Williams	6,300	2,255,652
Valvoline	125,284	2,937,910

		21,181,774

Commercial Services & Supplies–2.26%
Cintas	15,500	2,236,340
†Copart	65,800	2,261,546
KAR Auction Services	81,400	3,886,036
Ritchie Bros Auctioneers	39,800	1,258,476
Rollins	71,500	3,299,010
†Stericycle	22,100	1,582,802
Waste Connections	47,725	3,338,841

		17,863,051

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.50%
†F5 Networks	8,700	$1,048,872
Harris	49,900	6,570,832
Motorola Solutions	16,400	1,391,868
†Palo Alto Networks	19,900	2,867,590

		11,879,162

Construction & Engineering–0.19%
Valmont Industries	9,300	1,470,330

		1,470,330

Construction Materials–1.13%
Eagle Materials	18,500	1,973,950
Vulcan Materials	58,200	6,960,720

		8,934,670

Consumer Finance–0.19%
Discover Financial Services	23,300	1,502,384

		1,502,384

Containers & Packaging–1.05%
Ball	140,600	5,806,780
Sealed Air	59,400	2,537,568

		8,344,348

Diversified Consumer Services–0.58%
Service Corp. International	105,500	3,639,750
†Sotheby’s	21,200	977,532

		4,617,282

Electrical Equipment–1.41%
Acuity Brands	13,500	2,312,280
AMETEK	29,625	1,956,435
†Generac Holdings	38,800	1,782,084
Hubbell	18,000	2,088,360
†Sensata Technologies Holding	62,700	3,013,989

		11,153,148

Electronic Equipment, Instruments & Components–2.23%
Amphenol Class A	79,300	6,711,952
Cognex	18,900	2,084,292
†Coherent	9,920	2,332,886
†IPG Photonics	13,900	2,572,334
†Keysight Technologies	58,862	2,452,191
†Trimble	37,800	1,483,650

		17,637,305

Energy Equipment & Services–0.12%
Oceaneering International	35,900	943,093

		943,093

Equity Real Estate Investment Trusts–2.66%
American Campus Communities	28,700	1,267,105
CubeSmart	44,800	1,163,008
Equinix	6,488	2,895,594
Federal Realty Investment Trust	10,000	1,242,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain	51,900	$2,018,910
MGM Growth Properties	69,400	2,096,574
†SBA Communications	50,100	7,216,905
SL Green Realty	16,700	1,692,044
VEREIT	174,450	1,446,191

		21,038,431

Food & Staples Retailing–0.44%
Casey’s General Stores	14,800	1,619,860
PriceSmart	8,500	758,625
†Sprouts Farmers Market	57,200	1,073,644

		3,452,129

Food Products–3.33%
†Blue Buffalo Pet Products	78,300	2,219,805
Conagra Brands	55,900	1,886,066
Flowers Foods	41,250	775,913
†Hain Celestial Group	36,500	1,501,975
Hershey	47,100	5,141,907
Hormel Foods	70,600	2,269,084
JM Smucker	6,000	629,580
McCormick & Co.	39,500	4,054,280
Pinnacle Foods	33,500	1,915,195
Snyder’s-Lance	58,800	2,242,632
Tyson Foods Class A	52,100	3,670,445

		26,306,882

Gas Utilities–0.26%
Atmos Energy	24,818	2,080,741

		2,080,741

Health Care Equipment & Supplies–3.89%
†Align Technology	11,500	2,142,105
Cooper	22,700	5,382,397
DENTSPLY SIRONA	32,414	1,938,681
†Hologic	126,500	4,641,285
†IDEXX Laboratories	27,200	4,229,328
†Intuitive Surgical	5,400	5,647,752
STERIS	18,700	1,653,080
Teleflex	14,600	3,532,762
West Pharmaceutical Services	16,600	1,597,916

		30,765,306

Health Care Providers & Services–2.58%
†Acadia Healthcare	67,188	3,208,899
AmerisourceBergen	21,700	1,795,675
†Centene	41,800	4,044,986
†DaVita	25,000	1,484,750
†Envision Healthcare	19,238	864,748
†Henry Schein	39,600	3,246,804
†Molina Healthcare	22,100	1,519,596
Universal Health Services Class B	16,800	1,863,792

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	13,900	$2,387,186

		20,416,436

Health Care Technology–0.87%
†athenahealth	4,900	609,364
†Cerner	37,600	2,681,632
†Medidata Solutions	17,600	1,373,856
†Veeva Systems Class A	38,900	2,194,349

		6,859,201

Hotels, Restaurants & Leisure–3.78%
Aramark	48,200	1,957,402
†Chipotle Mexican Grill	2,900	892,707
Choice Hotels International	31,300	2,000,070
Dunkin’ Brands Group	53,800	2,855,704
Extended Stay America	76,800	1,536,000
Hilton Worldwide Holdings	47,633	3,308,112
Marriott International Class A	13,057	1,439,665
MGM Resorts International	102,900	3,353,511
†Norwegian Cruise Line Holdings	28,900	1,562,045
Papa John’s International	20,500	1,497,935
Restaurant Brands International	24,500	1,565,060
Royal Caribbean Cruises	16,900	2,003,326
Wynn Resorts	10,400	1,548,768
Yum Brands	36,400	2,679,404
†Yum China Holdings	43,000	1,718,710

		29,918,419

Household Durables–1.99%
†Mohawk Industries	14,500	3,588,895
Newell Brands	77,700	3,315,459
†NVR	990	2,826,450
PulteGroup	52,900	1,445,757
†Tempur Sealy International	14,600	941,992
Toll Brothers	43,300	1,795,651
Whirlpool	10,100	1,862,844

		15,777,048

Household Products–0.77%
Church & Dwight	65,000	3,149,250
Clorox	12,600	1,662,066
Energizer Holdings	28,000	1,289,400

		6,100,716

Industrial Conglomerates–0.44%
Roper Technologies	14,200	3,456,280

		3,456,280

Insurance–1.32%
FNF Group	85,300	4,048,338
Progressive	76,000	3,679,920
Willis Towers Watson	17,500	2,699,025

		10,427,283

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.45%
†Ctrip.com International ADR	46,900	$2,473,506
†Wayfair Class A	16,030	1,080,422

		3,553,928

Internet Software & Services–2.42%
†CoStar Group	17,700	4,748,025
†=pDropbox Class A	27,601	259,449
†=pDropbox Class B	7,607	71,506
†InterActiveCorp	19,900	2,339,842
†Match Group	96,300	2,233,197
MercadoLibre	6,100	1,579,473
†Shopify Class A	8,700	1,013,463
†VeriSign	49,800	5,298,222
†Zillow Group	40,000	1,606,000

		19,149,177

IT Services–7.71%
Alliance Data Systems	13,800	3,057,390
†Black Knight Financial Services Class A	72,500	3,121,125
Booz Allen Hamilton Holding	92,200	3,447,358
†CoreLogic	67,600	3,124,472
CSRA	77,700	2,507,379
†EPAM Systems	15,800	1,389,294
Fidelity National Information Services	70,437	6,578,111
†Fiserv	59,400	7,660,224
†FleetCor Technologies	23,200	3,590,664
†=pFlipkart Limited	5,529	662,153
†Gartner	26,800	3,334,188
Genpact	47,000	1,351,250
Global Payments	53,300	5,065,099
Leidos Holdings	48,300	2,860,326
Paychex	29,000	1,738,840
Sabre	142,800	2,584,680
†Vantiv Class A	101,100	7,124,517
†WEX	16,000	1,795,520

		60,992,590

Leisure Products–0.10%
Polaris Industries	7,800	816,114

		816,114

Life Sciences Tools & Services–1.95%
Agilent Technologies	45,300	2,908,260
Bruker	51,800	1,541,050
†Illumina	23,400	4,661,280
†Mettler-Toledo International	6,400	4,007,424
†Quintiles IMS Holdings	24,000	2,281,680

		15,399,694

Machinery–3.52%
†Colfax	33,200	1,382,448
Donaldson	37,000	1,699,780

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Flowserve	25,900	$1,103,081
Fortive	47,300	3,348,367
Graco	21,300	2,634,597
IDEX	19,325	2,347,408
†Middleby	19,100	2,448,047
Nordson	10,800	1,279,800
PACCAR	23,500	1,699,990
Snap-on	17,700	2,637,477
Toro	31,400	1,948,684
†WABCO Holdings	10,100	1,494,800
Wabtec	28,600	2,166,450
Xylem	26,500	1,659,695

		27,850,624

Marine–0.09%
†Kirby	11,200	738,640

		738,640

Media–0.61%
†Altice USA Class A	25,064	684,498
Interpublic Group	88,100	1,831,599
Omnicom Group	31,100	2,303,577

		4,819,674

Metals & Mining–0.34%
Carpenter Technology	16,800	806,904
Compass Minerals International	12,000	778,800
Wheaton Precious Metals (New York Shares)	59,900	1,143,491

		2,729,195

Multiline Retail–1.42%
Dollar General	80,700	6,540,735
†Dollar Tree	54,100	4,696,962

		11,237,697

Multi-Utilities–0.21%
NiSource	64,000	1,637,760

		1,637,760

Oil, Gas & Consumable Fuels–1.37%
Andeavor	15,100	1,557,565
Cabot Oil & Gas	28,300	757,025
†Centennial Resource Development Class A	75,400	1,354,938
†=pCentennial Resource Development Private Placement Class A	10,700	182,665
Cimarex Energy	8,300	943,461
†Concho Resources	10,700	1,409,404
†Diamondback Energy	12,700	1,244,092
EQT	15,500	1,011,220
†Jagged Peak Energy	70,000	956,200
†Parsley Energy Class A	18,800	495,192

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources	6,300	$929,502

		10,841,264

Pharmaceuticals–1.24%
†Catalent	39,962	1,595,283
†Jazz Pharmaceuticals	10,800	1,579,500
†Mallinckrodt	19,500	728,715
Zoetis	93,000	5,929,680

		9,833,178

Professional Services–2.99%
Equifax	40,000	4,239,600
†IHS Markit	81,725	3,602,438
ManpowerGroup	15,000	1,767,300
Nielsen Holdings	70,200	2,909,790
Robert Half International	30,300	1,525,302
†TransUnion	78,700	3,719,362
†Verisk Analytics Class A	60,200	5,008,038
†=pWeWork Companies	17,146	888,334

		23,660,164

Real Estate Management & Development–0.32%
Jones Lang LaSalle	20,500	2,531,750

		2,531,750

Road & Rail–1.62%
†Avis Budget Group	29,500	1,122,770
†Genesee & Wyoming	22,000	1,628,220
JB Hunt Transport Services	22,500	2,499,300
Kansas City Southern	16,300	1,771,484
Landstar System	14,200	1,415,030
Old Dominion Freight Line	22,100	2,433,431
Schneider National Class B	76,194	1,927,708

		12,797,943

Semiconductors & Semiconductor Equipment–3.59%
†Entegris	52,400	1,511,740
†Integrated Device Technology	45,600	1,212,048
KLA-Tencor	44,400	4,706,400
Marvell Technology Group	127,711	2,286,027
Microchip Technology	66,700	5,988,326
†Microsemi	76,100	3,917,628
Skyworks Solutions	46,100	4,697,590
Xilinx	57,600	4,079,808

		28,399,567

Software–9.30%
†ANSYS	8,600	1,055,478
†Atlassian	117,331	4,124,185
†Autodesk	40,600	4,557,756
†Cadence Design Systems	61,800	2,439,246
CDK Global	52,800	3,331,152
†Electronic Arts	41,400	4,887,684
†Ellie Mae	15,700	1,289,441

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Fortinet	37,000	$1,326,080
†Guidewire Software	49,900	3,885,214
Intuit	17,700	2,515,878
†Proofpoint	24,200	2,110,724
†Red Hat	58,100	6,440,966
†ServiceNow	50,400	5,923,512
†Splunk	42,400	2,816,632
SS&C Technologies Holdings	91,600	3,677,740
Symantec	169,800	5,571,138
†Synopsys	38,000	3,060,140
†Tableau Software Class A	49,127	3,679,121
†Tyler Technologies	14,700	2,562,504
†Ultimate Software Group	16,400	3,109,440
†Workday Class A	35,905	3,784,028
†Zendesk	25,100	730,661
†Zynga Class A	184,500	697,410

		73,576,130

Specialty Retail–5.11%
†AutoZone	7,200	4,284,792
†Burlington Stores	43,600	4,162,056
†CarMax	61,500	4,662,315
†Five Below	28,700	1,575,056
L Brands	48,000	1,997,280
†Michaels	50,500	1,084,235
†O’Reilly Automotive	23,300	5,018,121
Ross Stores	114,200	7,373,894
Signet Jewelers	19,100	1,271,105
Tiffany & Co.	27,698	2,542,122
Tractor Supply	37,400	2,367,046
†Ulta Beauty	13,100	2,961,386
Williams-Sonoma	22,600	1,126,836

		40,426,244

Textiles, Apparel & Luxury Goods–1.32%
Carter’s	12,200	1,204,750
Coach	81,900	3,298,932

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands	33,400	$822,976
†Lululemon Athletica	30,900	1,923,525
PVH	16,600	2,092,596
Wolverine World Wide	37,100	1,070,335

		10,413,114

Trading Companies & Distributors–0.63%
Fastenal	19,600	893,368
†HD Supply Holdings	68,500	2,470,795
Watsco	9,900	1,594,593

		4,958,756

Total Common Stock (Cost $509,275,956)		782,696,820

CONVERTIBLE PREFERRED STOCK–0.95%
†=pAirbnb Series D	18,795	2,108,799
†=pAirbnb Series E	2,425	272,085
†=pDropbox Series A	9,449	88,821
†=pDropbox Series A-1	46,402	436,179
†=pTanium	234,645	1,164,848
†=pWeWork Companies Series D1	27,915	1,446,276
†=pWeWork Companies Series D2	21,933	1,136,349
†=pWeWork Companies Series E	16,055	831,809

Total Convertible Preferred Stock (Cost $4,019,276)		7,485,166

MONEY MARKET FUND–0.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	1,218,023	1,218,023

Total Money Market Fund (Cost $1,218,023)		1,218,023

TOTAL VALUE OF SECURITIES–100.03% (Cost $514,513,255)	791,400,009
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(245,094)

NET ASSETS APPLICABLE TO 32,262,959 SHARES OUTSTANDING–100.00%	$791,154,915

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2017, the aggregate value of restricted securities was $9,549,273, which represented 1.21% of the Fund’s net assets.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	765,201	$2,108,799
Airbnb Series E	7/14/15	225,754	272,085
Centennial Resource Development Private
Placement Class A	6/8/17	155,150	182,665
Dropbox	5/1/12	68,836	71,506
Dropbox Class A	11/7/14	527,212	259,449
Dropbox Series A	5/1/12	85,505	88,821
Dropbox Series A-1	5/1/12	419,896	436,179
Flipkart Limited	12/17/14	662,153	662,153
Tanium	8/26/15	1,164,848	1,164,848
WeWork Companies	12/9/14	93,530	291,017
WeWork Companies	5/26/15	138,111	504,940
WeWork Companies	6/23/15	58,643	92,377
WeWork Companies Series D-1	12/9/14	464,818	1,446,276
WeWork Companies Series D-2	12/9/14	365,211	1,136,349
WeWork Companies Series E	6/23/15	528,043	831,809

Total		$5,722,911	$9,549,273

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$10,785,056	$—	$10,785,056
Air Freight & Logistics	2,885,788	—	2,885,788
Airlines	10,299,432	—	10,299,432
Auto Components	4,690,225	—	4,690,225
Automobiles	1,732,326	—	1,732,326
Banks	19,157,989	—	19,157,989
Beverages	8,239,849	—	8,239,849
Biotechnology	37,656,226	—	37,656,226
Building Products	8,485,730	—	8,485,730
Capital Markets	30,275,577	—	30,275,577
Chemicals	21,181,774	—	21,181,774
Commercial Services & Supplies	17,863,051	—	17,863,051
Communications Equipment	11,879,162	—	11,879,162
Construction & Engineering	1,470,330	—	1,470,330
Construction Materials	8,934,670	—	8,934,670
Consumer Finance	1,502,384	—	1,502,384
Containers & Packaging	8,344,348	—	8,344,348
Diversified Consumer Services	4,617,282	—	4,617,282
Electrical Equipment	11,153,148	—	11,153,148
Electronic Equipment, Instruments & Components	17,637,305	—	17,637,305
Energy Equipment & Services	943,093	—	943,093
Equity Real Estate Investment Trusts	21,038,431	—	21,038,431
Food & Staples Retailing	3,452,129	—	3,452,129
Food Products	26,306,882	—	26,306,882
Gas Utilities	2,080,741	—	2,080,741
Health Care Equipment & Supplies	30,765,306	—	30,765,306
Health Care Providers & Services	20,416,436	—	20,416,436
Health Care Technology	6,859,201	—	6,859,201
Hotels, Restaurants & Leisure	29,918,419	—	29,918,419
Household Durables	15,777,048	—	15,777,048
Household Products	6,100,716	—	6,100,716
Industrial Conglomerates	3,456,280	—	3,456,280
Insurance	10,427,283	—	10,427,283
Internet & Direct Marketing Retail	3,553,928	—	3,553,928
Internet Software & Services	18,818,222	330,955	19,149,177
IT Services	60,330,437	662,153	60,992,590
Leisure Products	816,114	—	816,114
Life Sciences Tools & Services	15,399,694	—	15,399,694
Machinery	27,850,624	—	27,850,624
Marine	738,640	—	738,640
Media	4,819,674	—	4,819,674
Metals & Mining	2,729,195	—	2,729,195
Multiline Retail	11,237,697	—	11,237,697
Multi-Utilities	1,637,760	—	1,637,760
Oil, Gas & Consumable Fuels	10,658,599	182,665	10,841,264
Pharmaceuticals	9,833,178	—	9,833,178
Professional Services	22,771,830	888,334	23,660,164
Real Estate Management & Development	2,531,750	—	2,531,750
Road & Rail	12,797,943	—	12,797,943
Semiconductors & Semiconductor Equipment	28,399,567	—	28,399,567
Software	73,576,130	—	73,576,130

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Investments:
Assets:
Specialty Retail	$40,426,244	$—	$40,426,244
Textiles, Apparel & Luxury Goods	10,413,114	—	10,413,114
Trading Companies & Distributors	4,958,756	—	4,958,756
Convertible Preferred Stock	—	7,485,166	7,485,166
Money Market Fund	1,218,023	—	1,218,023

Total Investments	$781,850,736	$9,549,273	$791,400,009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/16	$6,016,436	$1,408,553	$7,424,989
Purchases	—	155,150	155,150
Net change in unrealized appreciation (depreciation)	1,468,730	500,404	1,969,134

Balance as of 9/30/17	$7,485,166	$2,064,107	$9,549,273

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/17	$1,468,730	$472,889	$1,941,619

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of September 30, 2017.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–89.16%
INVESTMENT COMPANIES–89.16%
Equity Funds–62.42%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	372,112	$17,795,128
LVIP MFS Value Fund	3,166,413	132,169,242
LVIP SSGA S&P 500 Index Fund	7,480,198	131,546,763
LVIP SSGA Small-Mid Cap 200 Fund	727,747	10,821,600
LVIP T. Rowe Price Growth Stock Fund	3,113,440	130,275,664
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,509,037	62,028,423
LVIP Wellington Mid-Cap Value Fund	2,341,146	62,646,728

		547,283,548

Fixed Income Funds–26.74%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	3,948,150	54,942,454
LVIP PIMCO Low Duration Bond Fund	3,090,258	31,353,755
LVIP SSGA Bond Index Fund	7,495,215	85,857,686
LVIP Western Asset Core Bond Fund	6,253,522	62,241,306

		234,395,201

Total Affiliated Investments (Cost $703,780,288)		781,678,749

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–10.91%
INVESTMENT COMPANIES–10.91%
Equity Funds–7.88%
Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	954,415	$26,208,248
**Invesco V.I. Diversified Dividend Fund	668,199	17,627,095
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	996,230	25,244,469

		69,079,812

Money Market Fund–3.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	26,584,273	26,584,273

		26,584,273

Total Unaffiliated Investments (Cost $88,611,077)		95,664,085

TOTAL VALUE OF SECURITIES–100.07% (Cost $792,391,365)	877,342,834
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(592,332)

NET ASSETS APPLICABLE TO 81,096,597 SHARES OUTSTANDING–100.00%	$876,750,502

*	Standard Class shares.

**	Series I shares.

Class 1 shares.

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

See accompanying notes.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets other in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC’’) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$781,678,749
Unaffiliated Investment Companies	95,664,085

Total Investments	$877,342,834

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2017 were as follows:

	Value 12/31/16	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/17	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$5,941,467	$11,275,119	$363,733	$(8,115)	$950,390	$17,795,128	$—	$657,081
LVIP Delaware Bond Fund	53,423,191	—	450,158	(31,638)	2,001,059	54,942,454	—	—
LVIP MFS Value Fund	90,484,737	35,704,474	4,043,593	(15,777)	10,039,401	132,169,242	238,844	2,048,986
LVIP PIMCO Low Duration Bond Fund	—	31,314,716	19,629	11	58,657	31,353,755	—	—
LVIP SSGA Bond Index Fund	90,820,850	27,697,666	35,502,208	(527,751)	3,369,129	85,857,686	212,424	—
LVIP SSGA S&P 500 Index Fund	84,779,041	35,824,530	1,902,196	(10,791)	12,856,179	131,546,763	—	1,184,077
LVIP SSGA Small-Mid Cap 200 Fund	6,070,808	6,940,041	2,723,551	(22,858)	557,160	10,821,600	9,208	—
LVIP T. Rowe Price Growth Stock Fund	90,181,705	32,120,963	16,331,237	683,152	23,621,081	130,275,664	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	41,738,733	15,161,536	1,692,309	(18,316)	6,838,779	62,028,423	—	1,460,544
LVIP Wellington Mid-Cap Value Fund	47,372,792	16,170,754	4,182,378	(66,495)	3,352,055	62,646,728	—	1,163,175
LVIP Western Asset Core Bond Fund	37,432,017	34,100,543	11,178,977	(137,683)	2,025,406	62,241,306	19,419	—

Total	$548,245,341	$246,310,342	$78,389,969	$(156,261)	$65,669,296	$781,678,749	$479,895	$6,513,863

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP Wellington Capital Growth Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.88%
Aerospace & Defense–2.35%
Lockheed Martin	21,573	$6,693,886
Northrop Grumman	17,052	4,906,201

		11,600,087

Banks–0.70%
Bank of America	136,010	3,446,493

		3,446,493

Beverages–4.09%
Constellation Brands Class A	35,919	7,164,045
†Monster Beverage	174,322	9,631,291
PepsiCo	29,935	3,335,657

		20,130,993

Biotechnology–2.94%
†Celgene	56,026	8,169,711
†Regeneron Pharmaceuticals	8,823	3,944,940
†Vertex Pharmaceuticals	15,757	2,395,694

		14,510,345

Building Products–0.85%
Fortune Brands Home & Security	62,040	4,170,949

		4,170,949

Capital Markets–4.07%
Intercontinental Exchange	94,419	6,486,585
MarketAxess Holdings	28,782	5,310,567
MSCI	40,635	4,750,231
TD Ameritrade Holding	72,015	3,514,332

		20,061,715

Chemicals–0.88%
Sherwin-Williams	12,154	4,351,618

		4,351,618

Electrical Equipment–1.63%
AMETEK	121,284	8,009,595

		8,009,595

Electronic Equipment, Instruments & Components–1.41%
CDW	105,230	6,945,180

		6,945,180

Equity Real Estate Investment Trusts–1.78%
American Tower	64,315	8,790,574

		8,790,574

Food Products–0.23%
†Blue Buffalo Pet Products	40,100	1,136,835

		1,136,835

Health Care Equipment & Supplies–3.08%
†ABIOMED	21,852	3,684,247
†DexCom	73,250	3,583,756

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences	72,472	$7,921,914

		15,189,917

Health Care Providers & Services–1.44%
UnitedHealth Group	36,122	7,074,494

		7,074,494

Hotels, Restaurants & Leisure–1.81%
Hilton Worldwide Holdings	70,119	4,869,765
Las Vegas Sands	62,811	4,029,954

		8,899,719

Insurance–2.67%
†Markel	6,237	6,660,991
Marsh & McLennan	77,629	6,506,086

		13,167,077

Internet & Direct Marketing Retail–6.21%
†Amazon.com	12,156	11,686,171
†Netflix	67,987	12,329,442
†Priceline Group	3,608	6,605,599

		30,621,212

Internet Software & Services–15.24%
†Alibaba Group Holding ADR	47,443	8,193,881
†Alphabet Class C	29,261	28,064,518
†eBay	315,453	12,132,322
†Facebook Class A	134,304	22,948,524
†Zillow Group Class C	93,852	3,773,789

		75,113,034

IT Services–11.99%
Alliance Data Systems	25,675	5,688,296
†FleetCor Technologies	68,022	10,527,765
Global Payments	71,895	6,832,182
Mastercard Class A	102,503	14,473,424
†PayPal Holdings	150,445	9,632,993
Visa Class A	113,124	11,905,170

		59,059,830

Life Sciences Tools & Services–1.06%
Thermo Fisher Scientific	27,600	5,221,920

		5,221,920

Machinery–0.53%
Snap-on	17,477	2,604,248

		2,604,248

Personal Products–1.46%
Estee Lauder Class A	66,709	7,193,899

		7,193,899

Pharmaceuticals–2.87%
Allergan	14,390	2,949,231

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb	175,245	$11,170,116

		14,119,347

Professional Services–5.10%
Equifax	56,608	5,999,882
†IHS Markit	150,238	6,622,491
†TransUnion	166,570	7,872,098
†Verisk Analytics Class A	55,490	4,616,213

		25,110,684

Road & Rail–0.93%
JB Hunt Transport Services	41,381	4,596,601

		4,596,601

Semiconductors & Semiconductor Equipment–2.50%
Microchip Technology	65,438	5,875,024
NVIDIA	36,161	6,464,502

		12,339,526

Software–10.00%
†Adobe Systems	54,476	8,126,730
†Autodesk	74,058	8,313,751
Microsoft	132,267	9,852,569
†salesforce.com	77,953	7,282,369
†ServiceNow	81,688	9,600,791
†Workday Class A	58,025	6,115,255

		49,291,465

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Specialty Retail–5.78%
†AutoZone	5,265	$3,133,254
Home Depot	79,353	12,978,977
†O’Reilly Automotive	36,181	7,792,302
Ross Stores	71,077	4,589,442

		28,493,975

Technology Hardware, Storage & Peripherals–4.49%
Apple	143,675	22,143,191

		22,143,191

Textiles, Apparel & Luxury Goods–0.36%
NIKE Class B	34,123	1,769,278

		1,769,278

Trading Companies & Distributors–1.43%
Fastenal	154,251	7,030,761

		7,030,761

Total Common Stock (Cost $306,798,553)		492,194,562

MONEY MARKET FUND–0.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	812,681	812,681

Total Money Market Fund (Cost $812,681)		812,681

TOTAL VALUE OF SECURITIES–100.05% (Cost $307,611,234)	493,007,243
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(229,850)

NET ASSETS APPLICABLE TO 11,662,364 SHARES OUTSTANDING–100.00%	$492,777,393

†	Non-income producing.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Common Stock	$492,194,562
Money Market Fund	812,681

Total Investments	$493,007,243

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.03%
Aerospace & Defense–1.40%
†Moog Class A	36,535	$3,048,115

		3,048,115

Auto Components–1.85%
Goodyear Tire & Rubber	120,705	4,013,441

		4,013,441

Banks–11.77%
Bank of the Ozarks	47,536	2,284,105
Comerica	78,630	5,996,324
FNB	138,849	1,948,052
IBERIABANK	38,794	3,186,927
MB Financial	58,327	2,625,882
South State	24,208	2,179,930
Sterling Bancorp	81,256	2,002,960
†Western Alliance Bancorp	39,804	2,112,796
Zions Bancorporation	68,447	3,229,329

		25,566,305

Building Products–1.43%
Sanwa Holdings	271,054	3,109,804

		3,109,804

Chemicals–4.27%
Cabot	34,232	1,910,146
Celanese Class A	36,271	3,781,977
Westlake Chemical	43,149	3,585,250

		9,277,373

Commercial Services & Supplies–1.34%
†Clean Harbors	51,138	2,899,525

		2,899,525

Communications Equipment–4.12%
†Acacia Communications	56,391	2,656,016
†CommScope Holding	73,931	2,455,249
Harris	29,067	3,827,543

		8,938,808

Construction & Engineering–0.72%
Granite Construction	27,018	1,565,693

		1,565,693

Containers & Packaging–0.90%
Bemis	11,251	512,708
†Crown Holdings	24,321	1,452,450

		1,965,158

Electric Utilities–2.76%
Alliant Energy	93,431	3,883,927
Great Plains Energy	69,941	2,119,212

		6,003,139

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–2.97%
†Generac Holdings	20,811	$955,849
Hubbell	26,262	3,046,917
†Sensata Technologies Holding	51,143	2,458,444

		6,461,210

Electronic Equipment, Instruments & Components–4.17%
†Arrow Electronics	71,661	5,762,261
†Keysight Technologies	79,103	3,295,431

		9,057,692

Energy Equipment & Services–0.23%
†Trican Well Service	138,134	504,822

		504,822

Equity Real Estate Investment Trusts–8.40%
American Assets Trust	26,745	1,063,649
Corporate Office Properties Trust	61,014	2,003,090
Equity LifeStyle Properties	32,676	2,780,074
Extra Space Storage	19,547	1,562,196
Forest City Realty Trust Class A	44,397	1,132,567
LaSalle Hotel Properties	11,012	319,568
Life Storage	19,762	1,616,729
PS Business Parks	27,285	3,642,548
STORE Capital	165,848	4,124,640

		18,245,061

Food Products–2.41%
Ingredion	15,683	1,891,997
†Post Holdings	37,762	3,333,252

		5,225,249

Gas Utilities–2.45%
UGI	113,514	5,319,266

		5,319,266

Health Care Equipment & Supplies–1.72%
STERIS	42,171	3,727,916

		3,727,916

Health Care Providers & Services–3.38%
†Acadia Healthcare	71,160	3,398,602
†Brookdale Senior Living	130,634	1,384,720
†Envision Healthcare	57,120	2,567,544

		7,350,866

Hotels, Restaurants & Leisure–1.29%
†Norwegian Cruise Line Holdings	51,694	2,794,061

		2,794,061

Household Durables–2.66%
DR Horton	72,419	2,891,691
Lennar Class A	20,982	1,107,850
Toll Brothers	42,924	1,780,058

		5,779,599

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–10.10%
Assurant	19,820	$1,893,206
CNO Financial Group	109,680	2,559,931
Hanover Insurance Group	20,334	1,970,975
Jardine Lloyd Thompson Group	135,835	2,227,911
Reinsurance Group of America	39,207	5,470,553
Unum Group	72,319	3,697,670
XL Group	104,660	4,128,837

		21,949,083

Internet Software & Services–1.36%
†VeriSign	27,766	2,954,025

		2,954,025

IT Services–1.43%
Booz Allen Hamilton Holding	83,145	3,108,792

		3,108,792

Machinery–0.94%
†Milacron Holdings	121,209	2,043,584

		2,043,584

Media–0.72%
John Wiley & Sons Class A	29,165	1,560,328

		1,560,328

Metals & Mining–2.06%
†Alcoa	33,669	1,569,649
Reliance Steel & Aluminum	38,120	2,903,600

		4,473,249

Oil, Gas & Consumable Fuels–6.47%
Delek US Holdings	60,896	1,627,750
†Diamondback Energy	61,126	5,987,903
†Energen	26,337	1,440,107
†Laredo Petroleum	95,482	1,234,582
†Newfield Exploration	126,977	3,767,408

		14,057,750

Paper & Forest Products–0.72%
†Louisiana-Pacific	57,926	1,568,636

		1,568,636

Professional Services–0.16%
Dun & Bradstreet	3,000	349,230

		349,230

Road & Rail–4.32%
†Genesee & Wyoming	49,027	3,628,488
Knight-Swift Transportation Holdings	111,461	4,631,205
Schneider National Class B	44,814	1,133,794

		9,393,487

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.51%
†Axcelis Technologies	5,500	$150,425
†Microsemi	90,192	4,643,084
Silicon Motion Technology ADR	77,410	3,718,002
Teradyne	34,300	1,279,047

		9,790,558

Software–1.45%
SS&C Technologies Holdings	78,248	3,141,657

		3,141,657

Specialty Retail–0.26%
Camping World Holdings Class A	13,649	556,060

		556,060

Textiles, Apparel & Luxury Goods–0.44%
†Global Brands Group Holding	9,886,788	949,241

		949,241

Thrifts & Mortgage Finance–0.69%
Provident Financial Services	56,519	1,507,362

		1,507,362

Trading Companies & Distributors–0.93%
†WESCO International	34,632	2,017,314

		2,017,314

Wireless Telecommunication Services–1.23%
Millicom International Cellular SDR	40,561	2,676,710

		2,676,710

Total Common Stock (Cost $160,757,964)		212,950,169

MONEY MARKET FUND–1.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	3,635,310	3,635,310

Total Money Market Fund (Cost $3,635,310)		3,635,310

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.70% (Cost $164,393,274)	$216,585,479
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	654,607

NET ASSETS APPLICABLE TO 8,137,495 SHARES OUTSTANDING–100.00%	$217,240,086

†	Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	JPY	(15,444,050)	USD	136,884	10/3/17	$—	$(392)
CBA	GBP	40,985	USD	(54,884)	10/3/17	44	—
CSFB	JPY	(9,014,010)	USD	80,145	10/4/17	20	—

Total Foreign Currency Exchange Contracts						$64	$(392)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–Banque Paribas

CBA–Commonwealth Bank of Australia

CSFB–Credit Suisse First Boston

GBP–British Pound Sterling

IT–Information Technology

JPY–Japanese Yen

SDR–Special Depositary Receipt

USD–U.S. Dollar

See accompanying notes.

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$212,950,169	$—	$212,950,169
Money Market Fund	3,635,310	—	3,635,310

Total Investments	$216,585,479	$—	$216,585,479

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$64	$64

Liabilities:
Foreign Currency Exchange Contracts	$—	$(392)	$(392)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at September 30, 2017. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.94%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C04 1M2 6.137% (LIBOR01M + 4.90%) 11/25/24	4,872,640	$5,519,160
•Series 2015-C04 2M1 2.937% (LIBOR01M + 1.70%) 4/25/28	25,364	25,375
Fannie Mae REMICs
•*Series 2008-76 EI 3.263% (4.50% minus LIBOR01M, Cap 4.50%, Floor 0.00%) 9/25/23	2,426,528	34,787
•*Series 2010-100 SV 5.393% (6.63% minus LIBOR01M, Cap 6.63%, Floor 0.00%) 9/25/40	3,637,071	689,103
•*Series 2013-54 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 6/25/43	270,958	56,770
•*Series 2013-124 SB 4.713% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 12/25/43	743,842	149,558
•*Series 2016-60 QS 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/25/46	2,525,475	422,417
•*Series 2016-61 BS 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/25/46	4,788,009	759,193
•*=Series 2017-76 SB 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/25/57	3,800,000	708,769
•*Freddie Mac REMICs Series 3973 SA 5.256% (6.49% minus LIBOR01M, Cap 6.49%, Floor 0.00%) 12/15/41	1,822,564	365,037
Freddie Mac Strips
•*Series 334 S7 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/15/44	3,022,583	626,437
•*Series 353 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 12/15/46	1,031,496	223,554
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.087% (LIBOR01M + 2.85%) 4/25/28	4,625,388	4,798,175

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-HQ2 M2 3.187% (LIBOR01M + 1.95%) 5/25/25	534,000	$543,419
•Series 2015-HQA2 M2 4.037% (LIBOR01M + 2.80%) 5/25/28	517,381	534,396
•Series 2016-DNA1 M2 4.137% (LIBOR01M + 2.90%) 7/25/28	11,247,000	11,621,963
•Series 2016-DNA3 M2 3.237% (LIBOR01M + 2.00%) 12/25/28	280,000	285,902
•Series 2016-HQA1 M2 3.987% (LIBOR01M + 2.75%) 9/25/28	6,910,000	7,138,568
•Series 2016-HQA2 M2 3.487% (LIBOR01M + 2.25%) 11/25/28	323,000	332,107
•Series 2016-HQA3 M2 2.587% (LIBOR01M + 1.35%) 3/25/29	9,000,000	9,111,416
GNMA
Series 2010-42 PC 5.00% 7/20/39	185,000	200,641
*Series 2013-53 OI 3.50% 4/20/43	3,108,922	461,034
•Series 2013-74 IO 0.783% 12/16/53	58,512,566	2,784,847
•*Series 2016-21 ST 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/20/46	3,457,370	546,388
•Series 2016-56 VL 3.373% 3/16/57	2,174,218	2,186,813
*Series 2016-84 IG 4.50% 11/16/45	6,152,896	1,241,031
•Series 2016-128 IO 0.936% 9/16/56	20,275,964	1,523,759
•*Series 2016-135 SB 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/16/46	541,466	118,029

Total Agency Collateralized Mortgage Obligations (Cost $54,105,764)		53,008,648

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.42%
Fannie Mae-Aces
Series 2016-M11 AL 2.944% 7/25/39	2,402,690	2,379,444

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces(continued)
•Series 2017-M8 A2 3.061% 5/25/27	1,450,000	$1,471,653
•tFreddie Mac Multifamily Structured Pass Through Certificates Series K058 X1 1.058% 8/25/26	55,511,280	3,786,003

Total Agency Commercial Mortgage-Backed Securities (Cost $7,694,329)		7,637,100

AGENCY MORTGAGE-BACKED SECURITIES–37.73%
Fannie Mae
0.00% 3/31/36	800,000	139,673
2.91% 6/1/25	1,073,450	1,099,183
2.95% 7/1/27	1,480,000	1,494,647
3.50% 3/1/57	9,317,661	9,596,769
4.00% 8/1/56	13,354,785	14,131,921
Fannie Mae S.F. 15 yr
3.00% 10/1/32	18,700,000	19,226,386
3.50% 4/1/32	5,688,984	5,990,199
4.00% 1/1/27	1,585,033	1,665,991
Fannie Mae S.F. 15 yr TBA 2.50% 10/1/32	33,300,000	33,487,594
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,398,596	3,412,162
3.00% 12/1/46	1,342,095	1,350,269
3.00% 1/1/47	3,380,272	3,399,282
3.00% 2/1/47	2,915,519	2,933,314
3.50% 11/1/44	50,510,016	52,380,765
3.50% 10/1/47	27,100,000	27,957,731
4.00% 11/1/42	1,929,301	2,052,942
4.00% 10/1/44	29,175,254	31,029,216
4.00% 4/1/47	3,114,677	3,298,622
4.00% 5/1/47	8,840,104	9,361,625
4.00% 9/1/47	34,827,820	36,687,323
4.00% 10/1/47	20,000,000	21,067,862
4.50% 6/1/38	2,543,638	2,743,532
4.50% 6/1/39	2,082,607	2,267,246
4.50% 10/1/41	1,388,621	1,504,962
4.50% 1/1/42	5,351,533	5,791,708
4.50% 10/1/43	2,723,391	2,965,325
4.50% 8/1/44	4,819,353	5,209,768
4.50% 3/1/46	4,246,114	4,616,327
5.00% 4/1/37	63,622	70,083
5.50% 5/1/34	844,128	946,233
5.50% 9/1/36	1,144,903	1,282,224
5.50% 1/1/38	3,468,433	3,885,241
5.50% 1/1/39	1,325,109	1,485,459
5.50% 3/1/40	2,297,703	2,575,482
5.50% 3/1/41	1,136,959	1,274,388
5.50% 6/1/41	770,702	862,868

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/41	2,437,241	$2,730,536
6.00% 1/1/39	101,691	115,615
6.00% 10/1/39	1,411,627	1,613,091
6.00% 4/1/40	106,957	121,299
6.00% 10/1/40	493,328	560,303
6.00% 7/1/41	1,436,316	1,635,678
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/47	15,500,000	15,550,859
4.00% 10/1/47	19,500,000	20,531,367
4.50% 10/1/47	6,800,000	7,299,375
Freddie Mac S.F. 15 yr TBA
2.50% 10/1/32	18,000,000	18,106,919
3.00% 10/1/32	3,000,000	3,083,226
Freddie Mac S.F. 20 yr 3.00% 6/1/36	302,800	309,316
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,774,976	5,810,136
3.50% 10/1/47	24,600,000	25,391,864
4.00% 8/1/44	66,733	70,287
4.00% 5/1/45	55,239	58,180
4.00% 9/1/45	53,517	56,366
4.00% 10/1/45	92,094	96,997
4.00% 11/1/45	68,276	71,912
4.00% 12/1/45	695,413	732,439
4.00% 9/1/46	884,784	931,893
4.00% 12/1/46	993,698	1,046,606
4.00% 2/1/47	885,138	932,266
4.00% 7/1/47	13,780,927	14,514,669
4.00% 10/1/47	30,000,000	31,597,299
4.50% 10/1/35	576,076	619,485
Freddie Mac S.F. 30 yr TBA
3.00% 10/1/47	25,800,000	25,893,726
4.00% 10/1/47	18,400,000	19,373,187
GNMA II S.F. 30 yr
3.00% 9/20/47	50,000,000	50,753,575
3.50% 3/20/47	2,129,549	2,216,309
3.50% 9/20/47	73,800,000	76,806,686
4.00% 3/20/47	4,122,473	4,352,213
4.00% 8/20/47	7,184,051	7,600,770
GNMA II S.F. 30 yr TBA
3.00% 10/1/47	4,400,000	4,461,187
4.00% 10/1/47	16,300,000	17,165,300

Total Agency Mortgage-Backed Securities (Cost $682,087,536)		681,455,258

CORPORATE BONDS–24.47%
Aerospace & Defense–0.20%
#Aviation Capital Group 144A 6.75% 4/6/21	606,000	685,520
Boeing 4.875% 2/15/20	890,000	953,987

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin
3.55% 1/15/26	1,676,000	$1,732,894
4.50% 5/15/36	240,000	263,197

		3,635,598

Air Freight & Logistics–0.04%
United Parcel Service 3.125% 1/15/21	660,000	684,155

		684,155

Airlines–0.06%
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	268,501	277,227
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	750,258	757,760

		1,034,987

Automobiles–0.53%
#BMW US Capital 144A 2.80% 4/11/26	2,144,000	2,099,267
Ford Motor Credit
3.096% 5/4/23	1,366,000	1,355,694
3.336% 3/18/21	1,939,000	1,984,655
General Motors 6.75% 4/1/46	191,000	230,875
General Motors Financial
3.45% 4/10/22	1,140,000	1,159,896
3.70% 5/9/23	2,090,000	2,132,486
4.375% 9/25/21	643,000	682,284

		9,645,157

Banks–5.50%
#Bank Nederlandse Gemeenten 144A 1.625% 4/19/21	1,294,000	1,279,074
Bank of America
3.30% 1/11/23	4,140,000	4,244,298
µ3.593% 7/21/28	730,000	737,996
4.25% 10/22/26	3,250,000	3,403,932
4.45% 3/3/26	8,611,000	9,119,862
5.00% 1/21/44	2,180,000	2,536,686
#BNP Paribas 144A 4.625% 3/13/27	1,390,000	1,474,328
#BPCE 144A 5.15% 7/21/24	780,000	842,061
Citigroup
3.30% 4/27/25	4,070,000	4,107,383
4.45% 9/29/27	13,000,000	13,738,612
4.75% 5/18/46	620,000	677,651
#Commonwealth Bank of Australia 144A 3.90% 7/12/47	2,290,000	2,307,061
Cooperatieve Rabobank 2.50% 1/19/21	648,000	654,995

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank (continued)
4.375% 8/4/25	3,250,000	$3,418,482
5.25% 8/4/45	780,000	931,518
#µ144A 11.00% 12/29/49	1,520,000	1,723,300
HSBC Holdings
3.40% 3/8/21	1,340,000	1,382,390
µ4.041% 3/13/28	3,410,000	3,564,498
4.30% 3/8/26	910,000	978,807
µ6.875% 12/29/49	566,000	617,647
Intesa Sanpaolo
#144A 3.125% 7/14/22	1,000,000	1,003,574
#144A 3.875% 7/14/27	3,170,000	3,189,239
JPMorgan Chase & Co.
3.625% 12/1/27	1,570,000	1,577,787
4.125% 12/15/26	2,000,000	2,089,356
4.25% 10/1/27	7,738,000	8,176,973
Lloyds Banking Group
3.10% 7/6/21	233,000	237,124
4.65% 3/24/26	2,810,000	2,976,227
Santander UK Group Holdings
2.875% 10/16/20	635,000	644,528
3.125% 1/8/21	1,210,000	1,232,936
US Bancorp 2.35% 1/29/21	713,000	719,097
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 3/29/49	1,850,000	1,856,937
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,360,816
4.125% 8/15/23	2,460,000	2,606,275
4.30% 7/22/27	3,004,000	3,180,923
4.40% 6/14/46	2,750,000	2,862,412
4.60% 4/1/21	2,410,000	2,589,720
4.65% 11/4/44	30,000	32,174
4.75% 12/7/46	3,140,000	3,455,761
4.90% 11/17/45	1,630,000	1,822,519

		99,354,959

Beverages–0.48%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	1,401,304
3.65% 2/1/26	29,000	30,053
4.90% 2/1/46	4,760,000	5,398,168
Diageo Investment 2.875% 5/11/22	900,000	923,204
PepsiCo 4.45% 4/14/46	769,000	855,021

		8,607,750

Biotechnology–0.47%
AbbVie 3.60% 5/14/25	610,000	633,455
Amgen 3.875% 11/15/21	570,000	603,373
Celgene 3.25% 8/15/22	2,818,000	2,911,565
Compass Bank 3.875% 4/10/25	892,000	891,570

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences
3.65% 3/1/26	2,090,000	$2,182,925
4.75% 3/1/46	1,190,000	1,335,731

		8,558,619

Capital Markets–1.60%
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,162,730
4.55% 4/17/26	2,881,000	3,093,928
Goldman Sachs Group
3.50% 11/16/26	4,000,000	4,015,063
4.25% 10/21/25	1,340,000	1,399,389
4.75% 10/21/45	3,090,000	3,444,494
5.15% 5/22/45	800,000	917,960
5.25% 7/27/21	2,380,000	2,616,546
6.25% 2/1/41	1,660,000	2,195,855
6.75% 10/1/37	750,000	991,274
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	992,130
State Street 3.10% 5/15/23	730,000	743,309
UBS Group Funding Switzerland
#144A 3.491% 5/23/23	1,820,000	1,865,398
#144A 4.125% 4/15/26	1,176,000	1,236,449
#144A 4.253% 3/23/28	4,080,000	4,288,299

		28,962,824

Chemicals–0.22%
#Equate Petrochemical 144A 4.25% 11/3/26	2,700,000	2,783,160
#OCP 144A 4.50% 10/22/25	1,257,000	1,268,688

		4,051,848

Commercial Services & Supplies–0.13%
Cintas No. 2
2.90% 4/1/22	600,000	611,865
3.70% 4/1/27	690,000	722,065
Waste Management 2.40% 5/15/23	960,000	950,149

		2,284,079

Communications Equipment–0.04%
Harris
4.854% 4/27/35	580,000	640,879
5.054% 4/27/45	80,000	91,980

		732,859

Construction & Engineering–0.30%
#Mexico City Airport Trust 144A 5.50% 10/31/46	5,240,000	5,362,092

		5,362,092

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–0.07%
Toyota Motor Credit 2.80% 7/13/22	1,225,000	$1,250,064

		1,250,064

Diversified Telecommunication Services–0.89%
AT&T
3.60% 2/17/23	1,321,000	1,360,767
3.90% 8/14/27	2,990,000	3,001,787
4.125% 2/17/26	2,601,000	2,673,443
4.35% 6/15/45	70,000	64,496
4.90% 8/14/37	440,000	446,072
Telefonica Emisiones 5.213% 3/8/47	490,000	541,378
Verizon Communications
3.50% 11/1/24	1,240,000	1,264,474
3.85% 11/1/42	890,000	791,340
4.125% 3/16/27	3,780,000	3,951,825
4.522% 9/15/48	840,000	816,595
5.15% 9/15/23	240,000	269,380
5.25% 3/16/37	560,000	616,036
5.50% 3/16/47	310,000	345,466

		16,143,059

Electric Utilities–1.13%
Duke Energy
2.40% 8/15/22	1,470,000	1,461,222
3.15% 8/15/27	1,840,000	1,827,935
3.75% 9/1/46	2,555,000	2,471,935
FirstEnergy
2.85% 7/15/22	2,190,000	2,198,160
3.90% 7/15/27	140,000	142,457
7.375% 11/15/31	1,450,000	1,933,580
Majapahit Holding 7.75% 1/20/20	2,070,000	2,313,432
Pacific Gas & Electric
5.80% 3/1/37	892,000	1,139,488
6.05% 3/1/34	3,330,000	4,344,053
#Perusahaan Listrik Negara 144A 4.125% 5/15/27	1,300,000	1,302,985
Southern 3.25% 7/1/26	1,200,000	1,188,484

		20,323,731

Electrical Equipment–0.16%
Eaton
2.75% 11/2/22	1,660,000	1,673,459
4.15% 11/2/42	1,170,000	1,179,064

		2,852,523

Electronic Equipment, Instruments & Components–0.02%
#Temasek Financial I 144A 2.375% 1/23/23	368,000	368,641

		368,641

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services–0.19%
Halliburton
3.80% 11/15/25	1,120,000	$1,151,975
5.00% 11/15/45	290,000	319,308
Schlumberger Holdings
#144A 3.00% 12/21/20	660,000	676,447
#144A 4.00% 12/21/25	1,270,000	1,334,463

		3,482,193

Food & Staples Retailing–0.32%
CVS Health
3.875% 7/20/25	2,380,000	2,486,429
5.125% 7/20/45	1,170,000	1,350,794
Walgreens Boots Alliance 4.80% 11/18/44	386,000	411,679
Wal-Mart Stores 4.75% 10/2/43	1,290,000	1,507,188

		5,756,090

Food Products–0.54%
Danone
#144A 2.077% 11/2/21	1,040,000	1,022,703
#144A 2.589% 11/2/23	2,160,000	2,124,935
#144A 2.947% 11/2/26	1,490,000	1,448,875
Kraft Heinz Foods 3.00% 6/1/26	2,992,000	2,871,415
#Smithfield Foods 144A 2.70% 1/31/20	2,320,000	2,329,753

		9,797,681

Health Care Equipment & Supplies–0.36%
Abbott Laboratories
3.75% 11/30/26	40,000	41,122
4.75% 11/30/36	650,000	720,174
4.90% 11/30/46	1,220,000	1,368,144
Becton Dickinson and Co.
3.363% 6/6/24	1,220,000	1,233,172
3.734% 12/15/24	313,000	320,201
4.685% 12/15/44	660,000	700,381
Medtronic
3.50% 3/15/25	1,050,000	1,096,133
4.625% 3/15/45	940,000	1,071,809

		6,551,136

Health Care Providers & Services–0.27%
Aetna 3.875% 8/15/47	470,000	477,166
Anthem 3.125% 5/15/22	320,000	327,135
Cardinal Health
2.616% 6/15/22	390,000	390,111
3.079% 6/15/24	510,000	514,310
Humana
3.95% 3/15/27	1,220,000	1,277,082
4.80% 3/15/47	50,000	55,906
4.95% 10/1/44	220,000	250,075
UnitedHealth Group
3.75% 7/15/25	810,000	860,453

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group (continued)
3.875% 10/15/20	610,000	$641,176

		4,793,414

Hotels, Restaurants & Leisure–0.07%
McDonald’s
3.50% 3/1/27	290,000	298,675
3.70% 1/30/26	890,000	928,893

		1,227,568

Household Durables–0.10%
Newell Brands
3.15% 4/1/21	330,000	337,877
3.85% 4/1/23	390,000	410,228
4.20% 4/1/26	1,000,000	1,054,141

		1,802,246

Household Products–0.12%
#Reckitt Benckiser Treasury Services 144A 2.375% 6/24/22	2,150,000	2,144,327

		2,144,327

Independent Power & Renewable Electricity Producers–0.13%
Comision Federal de Electricidad
#144A 4.75% 2/23/27	1,270,000	1,339,850
#144A 4.875% 1/15/24	1,010,000	1,088,275

		2,428,125

Industrial Conglomerates–0.61%
General Electric
4.50% 3/11/44	450,000	504,950
5.55% 5/4/20	362,000	395,807
5.875% 1/14/38	650,000	852,241
6.00% 8/7/19	1,016,000	1,094,477
6.875% 1/10/39	5,560,000	8,156,270

		11,003,745

Insurance–0.28%
American International Group 3.75% 7/10/25	450,000	465,478
#Brighthouse Financial 144A 3.70% 6/22/27	1,270,000	1,249,503
Chubb INA Holdings 3.35% 5/3/26	590,000	605,540
MetLife 6.40% 12/15/36	1,600,000	1,848,000
#Nuveen Finance 144A 2.95% 11/1/19	919,000	934,759

		5,103,280

Internet & Direct Marketing Retail–0.17%
Amazon.com
#144A 3.15% 8/22/27	1,250,000	1,261,530
#144A 3.875% 8/22/37	500,000	510,573
#144A 4.05% 8/22/47	610,000	624,348

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet & Direct Marketing Retail (continued)
Amazon.com (continued)
4.95% 12/5/44	630,000	$730,391

		3,126,842

IT Services–0.28%
Visa
3.15% 12/14/25	2,120,000	2,174,237
4.30% 12/14/45	2,560,000	2,840,124

		5,014,361

Media–0.59%
Charter Communications Operating
#144A 4.20% 3/15/28	1,390,000	1,409,451
4.908% 7/23/25	2,401,000	2,570,771
#144A 5.375% 5/1/47	740,000	771,633
6.484% 10/23/45	1,210,000	1,425,084
Comcast
3.15% 3/1/26	2,166,000	2,167,180
3.375% 8/15/25	1,000,000	1,032,857
Time Warner 3.80% 2/15/27	840,000	841,840
WPP Finance 2010 5.625% 11/15/43	343,000	385,166

		10,603,982

Metals & Mining–1.90%
Anglo American Capital
#144A 3.625% 9/11/24	1,900,000	1,897,565
#144A 4.00% 9/11/27	930,000	920,640
Barrick Gold 5.25% 4/1/42	10,000	11,483
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,704,353
BHP Billiton Finance USA
2.875% 2/24/22	492,000	503,202
5.00% 9/30/43	480,000	567,567
#µ144A 6.25% 10/19/75	1,150,000	1,265,575
#µ144A 6.75% 10/19/75	920,000	1,085,600
Glencore Finance Canada
#144A 2.70% 10/25/17	610,000	610,747
#144A 4.25% 10/25/22	820,000	863,928
Glencore Funding
#144A 4.00% 3/27/27	550,000	554,391
#144A 4.125% 5/30/23	110,000	114,660
#144A 4.625% 4/29/24	1,380,000	1,464,870
#Nacional del Cobre de Chile 144A 3.625% 8/1/27	2,930,000	2,933,926
Southern Copper 5.25% 11/8/42	5,950,000	6,332,940
Vale Overseas
5.875% 6/10/21	8,929,000	9,839,758
6.25% 8/10/26	2,310,000	2,626,932

		34,298,137

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities–0.07%
DTE Energy 3.30% 6/15/22	1,263,000	$1,296,021

		1,296,021

Oil, Gas & Consumable Fuels–4.11%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,722,757
6.60% 3/15/46	2,500,000	3,106,148
Apache
4.75% 4/15/43	3,700,000	3,717,440
5.10% 9/1/40	400,000	419,804
BP Capital Markets
3.119% 5/4/26	2,820,000	2,822,164
3.216% 11/28/23	1,520,000	1,558,365
3.245% 5/6/22	800,000	829,252
Chevron 2.954% 5/16/26	1,667,000	1,666,199
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	490,662
CNOOC Finance 2015 USA 3.50% 5/5/25	3,900,000	3,966,351
ConocoPhillips 4.30% 11/15/44	1,050,000	1,101,416
Devon Energy
3.25% 5/15/22	370,000	374,757
5.00% 6/15/45	2,025,000	2,141,997
5.85% 12/15/25	2,260,000	2,609,547
Ecopetrol 5.875% 5/28/45	7,740,000	7,594,875
Energy Transfer 5.875% 3/1/22	1,308,000	1,449,133
Enterprise Products Operating
3.95% 2/15/27	1,783,000	1,874,683
µ7.034% 1/15/68	205,000	208,075
Exxon Mobil
3.043% 3/1/26	1,150,000	1,170,971
4.114% 3/1/46	1,460,000	1,581,557
Kinder Morgan Energy Partners 4.25% 9/1/24	1,080,000	1,122,406
Noble Energy
3.85% 1/15/28	720,000	722,912
4.95% 8/15/47	350,000	358,189
5.05% 11/15/44	1,200,000	1,243,112
Occidental Petroleum
3.00% 2/15/27	820,000	808,278
3.125% 2/15/22	370,000	381,071
4.10% 2/15/47	1,090,000	1,122,368
4.40% 4/15/46	380,000	404,858
4.625% 6/15/45	1,170,000	1,282,667
#Pertamina Persero 144A 6.00% 5/3/42	1,790,000	2,021,680
#Petroleos del Peru 144A 4.75% 6/19/32	4,300,000	4,432,870
Petroleos Mexicanos
5.50% 6/27/44	790,000	738,650
5.625% 1/23/46	2,710,000	2,530,463
6.375% 1/23/45	900,000	918,000

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.625% 6/15/35	1,746,000	$1,890,045
6.875% 8/4/26	365,000	416,100
Shell International Finance
1.875% 5/10/21	850,000	844,387
2.875% 5/10/26	804,000	800,897
4.00% 5/10/46	4,020,000	4,076,168
#Sinopec Group Overseas Development 2014 144A 4.375% 4/10/24	1,410,000	1,515,911
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,000,000	5,175,114

		74,212,299

Paper & Forest Products–0.01%
Celulosa Arauco y Constitucion 4.75% 1/11/22	250,000	264,850

		264,850

Pharmaceuticals–0.17%
Allergan Funding
3.80% 3/15/25	790,000	821,713
4.55% 3/15/35	420,000	449,443
4.75% 3/15/45	168,000	182,470
Eli Lilly & Co. 3.10% 5/15/27	460,000	463,219
Johnson & Johnson 3.70% 3/1/46	1,040,000	1,079,442

		2,996,287

Semiconductors & Semiconductor Equipment–0.17%
QUALCOMM 2.10% 5/20/20	3,000,000	3,023,998

		3,023,998

Software–0.53%
Microsoft
2.40% 8/8/26	4,900,000	4,741,756
2.70% 2/12/25	310,000	313,309
2.875% 2/6/24	1,780,000	1,820,556
3.30% 2/6/27	1,040,000	1,078,086
3.45% 8/8/36	40,000	40,371
3.70% 8/8/46	280,000	283,107
4.10% 2/6/37	1,240,000	1,346,498

		9,623,683

Specialty Retail–0.03%
TJX 2.25% 9/15/26	560,000	521,760

		521,760

Technology Hardware, Storage & Peripherals–0.53%
Apple 2.45% 8/4/26	3,950,000	3,815,679
Dell International
#144A 3.48% 6/1/19	1,690,000	1,724,253

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International (continued)
#144A 4.42% 6/15/21	3,810,000	$4,003,519

		9,543,451

Tobacco–0.62%
Altria Group 5.375% 1/31/44	390,000	471,009
BAT Capital
#144A 3.557% 8/15/27	7,620,000	7,712,198
#144A 4.54% 8/15/47	1,540,000	1,591,051
Philip Morris International
2.50% 8/22/22	800,000	800,637
4.50% 3/20/42	340,000	369,101
Reynolds American 5.85% 8/15/45	200,000	245,634

		11,189,630

Trading Companies & Distributors–0.13%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,683,678
International Lease Finance 8.625% 1/15/22	590,000	723,737

		2,407,415

Wireless Telecommunication Services–0.33%
America Movil
3.125% 7/16/22	950,000	975,801
5.00% 3/30/20	1,014,000	1,085,890
#Bharti Airtel 144A 4.375% 6/10/25	1,660,000	1,684,277
#Sprint Spectrum 144A 3.36% 9/20/21	2,100,000	2,136,750

		5,882,718

Total Corporate Bonds (Cost $436,630,156)		441,948,184

NON-AGENCY ASSET-BACKED SECURITIES–4.94%
#•Apidos CLO XVIII Series 2014-18A A1R 144A 2.433% (LIBOR03M + 1.12%) 7/22/26	2,000,000	2,003,774
#•Apidos CLO XXII Series 2015-22A A1 144A 2.807% (LIBOR03M + 1.50%) 10/20/27	3,500,000	3,512,947
#Applebee’s Funding Series 2014-1 A2 144A 4.277% 9/5/44	2,460,000	2,408,199
#•Ares XXXIII CLO Series 2015-1A A1R 144A 2.666% (LIBOR03M + 1.35%) 12/5/25	1,750,000	1,761,933
#Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20	1,001,000	1,004,208

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BlueMountain CLO
#•Series 2014-3A A1R 144A 2.444% (LIBOR03M + 1.14%) 10/15/26	1,000,000	$1,002,520
#•Series 2015-1A A1R 144A 2.634% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,260,748
#•Bluemountain Fuji US CLO II Series 2017-2A A2 144A 2.931% (LIBOR03M + 1.60%) 10/20/30	1,500,000	1,504,387
#•Carlyle US CLO Series 2017-2A A1B 144A 2.551% (LIBOR03M + 1.22%) 7/20/31	3,500,000	3,504,781
#•Catskill Park CLO Series 2017-1A A2 144A 2.785% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,498,477
CBAM
#•Series 2017-1A A1 144A 2.58% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,766,625
#•Series 2017-2A B1 144A 3.141% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,253,816
#•CIFC Funding Series 2017-4A A2 144A 3.083% (LIBOR03M + 1.70%) 10/24/30	2,000,000	2,006,786
#•=Crestline Denali CLO Series 2013-1A A1LR 144A 2.386% (LIBOR03 + 1.055) 10/26/27	4,500,000	4,500,000
#•GT Loan Financing I Series 2013-1A A 144A 2.584% (LIBOR03M + 1.27%) 10/28/24	2,850,000	2,850,596
#•KKR CLO Series 18 A 144A 2.587% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,023,640
#•Magnetite XVIII Series 2016-18A A 144A 2.715% (LIBOR03M + 1.40%) 11/15/28	2,750,000	2,782,736
#•Neuberger Berman CLO XV Series 2013-15A A1 144A 2.704% (LIBOR03M + 1.40%) 10/15/25	2,250,000	2,250,232
#•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 144A 3.549% (LIBOR03M + 2.45%) 4/19/30	1,000,000	1,001,431

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Regatta VII Funding Series 2016-1A B2 144A 3.074% (LIBOR03M + 1.80%) 12/20/28	2,750,000	$2,752,533
#•Seneca Park CLO Series 2014-1A AR 144A 2.424% (LIBOR03M + 1.12%) 7/17/26	1,500,000	1,512,183
SLM Private Credit Student Loan Trust
•Series 2005-B A4 1.65% (LIBOR03M + 0.33%) 6/15/39	7,920,000	7,539,489
•Series 2006-A A5 1.61% (LIBOR03M + 0.29%) 6/15/39	3,870,000	3,694,002
#•SMB Private Education Loan Trust Series 2016-C A2B 144A 2.334% (LIBOR01M + 1.10%) 9/15/34	3,400,000	3,459,108
#•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 144A 1.537% (LIBOR01M + 0.30%) 7/25/36	4,338,582	4,236,516
#•TCI-Symphony CLO Series 2016-1A B1 144A 3.104% (LIBOR03M + 1.80%) 10/13/29	2,500,000	2,503,920
Towd Point Mortgage Trust
#•Series 2015-6 A1B 144A 2.75% 4/25/55	3,921,681	3,942,553
#•Series 2016-1 A1B 144A 2.75% 2/25/55	366,223	368,169
#•Series 2016-2 A1 144A 3.00% 8/25/55	335,063	338,863
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.727% (LIBOR03M + 1.42%) 10/20/28	1,000,000	1,014,200
#•Venture XXVIII CLO Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30	3,300,000	3,294,486
Voya CLO
#•Series 2013-1A A1AR 144A 2.544% (LIBOR03 + 1.21%) 10/15/30	4,625,000	4,625,000
#•Series 2013-3A A1R 144A 2.354% (LIBOR03M + 1.05%) 1/18/26	2,000,000	2,005,040

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Voya CLO Series 2014-2A A1R 144A 2.554% (LIBOR03M + 1.25%) 4/17/30	3,000,000	$3,011,760

Total Non-Agency Asset-Backed Securities (Cost $88,360,879)		89,195,658

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.60%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 1.777% (LIBOR01M + 0.54%) 11/25/35	3,258,644	3,238,099
•Bear Stearns ALT-A Trust Series 2004-7 2A1 3.475% 8/25/34	2,131,976	2,192,701
#•Galton Funding Mortgage Trust Series 2017-1 A22 144A 3.00% 7/25/56	2,200,399	2,211,745
•Homestar Mortgage Acceptance Series 2004-3 M1 1.867% (LIBOR01M + 0.63%) 7/25/34	1,367,760	1,324,163
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 1.607% (LIBOR01M + 0.37%) 8/25/36	2,582,332	2,554,210
#•Mill City Mortgage Loan Trust Series 2017-1 M3 144A 3.25% 11/25/58	5,633,000	5,733,707
#•Mortgage Repurchase Agreement Financing Trust Series 2016-4 A1 144A 2.435% (LIBOR01M + 1.20%) 5/10/19	2,740,000	2,740,000
New Residential Mortgage Loan Trust
#•Series 2014-2A A3 144A 3.75% 5/25/54	3,046,073	3,112,117
#•Series 2015-1A A3 144A 3.75% 5/28/52	1,644,947	1,700,399
#•Series 2015-2A A1 144A 3.75% 8/25/55	524,522	542,398
#•Series 2015-2A A2 144A 3.75% 8/25/55	6,509,530	6,695,553
#•Series 2016-3A A1B 144A 3.25% 9/25/56	3,411,706	3,472,934
#•Series 2016-3A B1 144A 4.00% 9/25/56	5,161,414	5,480,936
#•Series 2016-4A B2 144A 4.75% 11/25/56	2,451,470	2,514,516
#•Series 2017-1A A1 144A 4.00% 2/25/57	8,061,266	8,393,748
#•Series 2017-4A A1 144A 4.00% 5/25/57	9,883,405	10,293,568

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•◆Opteum Mortgage Acceptance Asset-Backed Pass Through Certificates Series 2005-1 M5 2.437% (LIBOR01M + 1.20%) 2/25/35	1,921,000	$1,891,061
•◆Structured Asset Securities Mortgage Pass Through Certificates Series 2004-S3 M1 2.212% (LIBOR01M + 0.975%) 11/25/34	883,073	881,637

Total Non-Agency Collateralized Mortgage Obligations (Cost $64,217,948)		64,973,492

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 4.61%
BANK Series 2017-BNK7 A5 3.435% 9/15/60	1,760,000	1,799,670
#•BX Trust Series 2017-APPL A 144A 2.114% (LIBOR01M + 0.88%) 7/15/34	1,470,000	1,470,914
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,491,123
#•CG-BAM Commercial Mortgage Trust Series 2016-IMC D 144A 6.634% (LIBOR01M + 5.40%) 11/15/21	1,130,000	1,129,041
Chicago Skyscraper Trust
#•Series 2017-SKY B 144A 2.334% (LIBOR01M + 1.10%) 2/15/30	1,380,000	1,380,857
#•Series 2017-SKY C 144A 2.484% (LIBOR01M + 1.25%) 2/15/30	1,380,000	1,380,857
Citigroup Commercial Mortgage Trust
•Series 2013-GC11 XA 1.931% 4/10/46	18,184,275	820,073
#•Series 2013-GC17 D 144A 5.259% 11/10/46	4,500,000	4,296,570
Series 2014-GC25 A4 3.635% 10/10/47	889,000	926,571
Series 2016-P3 A4 3.329% 4/15/49	758,000	774,281
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	775,000	780,399
Series 2014-CR16 A4 4.051% 4/10/47	774,000	826,705
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,201,704

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 A4 3.59% 11/10/47	402,000	$417,607
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,646,865
Series 2015-CR23 A4 3.497% 5/10/48	418,000	432,229
•Series 2015-LC19 B 3.829% 2/10/48	870,000	883,204
CSMC Trust
#•Series 2016-BDWN A 144A 4.134% (LIBOR01M + 2.90%) 2/15/29	4,150,000	4,165,563
#•Series 2016-BDWN B 144A 5.734% (LIBOR01M + 4.50%) 2/15/29	2,850,000	2,856,361
#Series 2017-LSTK A 144A 2.761% 4/5/33	1,350,000	1,362,426
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	941,017
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.685% 11/10/46	948,000	1,029,660
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,986,000	2,054,890
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	437,000	460,508
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,536,431
Series 2015-GC32 A4 3.764% 7/10/48	512,000	538,530
#•Hospitality Mortgage Trust Series 2017-HIT A 144A 2.082% (LIBOR01M + 0.85%) 5/8/30	1,340,000	1,341,672
#Hudson Yards Mortgage Trust Series 2016-10HY A 144A 2.835% 8/10/38	4,350,000	4,246,391
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,885,276
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,715,832
•Series 2017-C5 B 4.009% 3/15/50	4,180,000	4,282,572
•Series 2017-C5 C 4.512% 3/15/50	5,211,000	5,437,312

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	$684,811
#•Series 2015-FL7 C 144A 4.077% (LIBOR01M + 2.85%) 5/15/28	1,100,000	1,099,429
Series 2015-JP1 A5 3.914% 1/15/49	1,248,000	1,325,610
•Series 2016-JP3 C 3.622% 8/15/49	1,140,000	1,093,842
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	733,174	585,762
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	717,000	750,320
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,691,195
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,311,372
Series 2016-C29 A4 3.325% 5/15/49	710,000	723,976
•Morgan Stanley Capital I Trust Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,837,255
#MSCG Trust Series 2016-SNR C 144A 5.205% 11/15/34	1,050,000	1,074,111
#•Rosslyn Portfolio Trust Series 2017-ROSS A 144A 2.184% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,482,166
#VNDO Trust Series 2016-350P A 144A 3.805% 1/10/35	1,080,000	1,133,840
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	491,739
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	670,315
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,631,112
•Series 2016-BNK1 XA 1.942% 8/15/49	17,948,938	2,186,064
•Series 2016-C36 XA 1.507% 11/15/59	42,787,020	3,720,383
•Series 2016-C37 C 4.644% 12/15/49	1,220,000	1,259,884

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $85,090,362)		83,266,297

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS–0.26%
Canada–0.18%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	$1,407,510
Province of Manitoba Canada 2.125% 6/22/26	872,000	830,248
Province of Quebec Canada 2.50% 4/20/26	959,000	950,995

		3,188,753

Japan–0.08%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	1,468,000	1,452,884

		1,452,884

Total Regional Bonds (Cost $4,834,090)		4,641,637

ΔSOVEREIGN BONDS–4.05%
Colombia–0.35%
Colombia Government International Bond
3.875% 4/25/27	1,840,000	1,871,740
5.00% 6/15/45	630,000	649,687
5.625% 2/26/44	3,420,000	3,832,110

		6,353,537

Indonesia–0.64%
Indonesia Government International Bond
#144A 3.85% 7/18/27	2,110,000	2,172,275
4.625% 4/15/43	950,000	983,485
#144A 4.75% 7/18/47	400,000	422,235
#144A 4.875% 5/5/21	290,000	313,099
5.125% 1/15/45	3,440,000	3,809,556
#144A 5.125% 1/15/45	2,130,000	2,358,824
#144A 5.25% 1/8/47	1,270,000	1,432,785

		11,492,259

Kazakhstan–0.16%
#Kazakhstan Government International Bond 144A 4.875% 10/14/44	2,840,000	2,914,280

		2,914,280

Kuwait–0.14%
#Kuwait International Government Bond 144A 3.50% 3/20/27	2,460,000	2,533,866

		2,533,866

Mexico–1.23%
Mexico Government International Bond
4.00% 10/2/23	10,100,000	10,702,970
4.75% 3/8/44	11,070,000	11,435,310

		22,138,280

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama–0.18%
Panama Government International Bond 4.50% 5/15/47	3,130,000	$3,309,975

		3,309,975

Peru–0.29%
Peruvian Government International Bond 6.55% 3/14/37	3,890,000	5,251,500

		5,251,500

Poland–0.56%
Republic of Poland Government International Bond 4.00% 1/22/24	9,460,000	10,191,542

		10,191,542

Saudi Arabia–0.29%
#Saudi Government International Bond 144A 2.875% 3/4/23	5,180,000	5,166,403

		5,166,403

Uruguay–0.21%
Uruguay Government International Bond 5.10% 6/18/50	3,640,000	3,849,300

		3,849,300

Total Sovereign Bonds (Cost $72,669,774)		73,200,942

SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.375% 6/8/21	476,000	466,832

Total Supranational Bank (Cost $477,953)		466,832

U.S. TREASURY OBLIGATIONS–13.02%
U.S. Treasury Bonds
2.50% 2/15/46	2,860,000	2,660,414
3.00% 5/15/45	22,240,000	22,905,897
3.00% 2/15/47	20,730,000	21,328,417
3.00% 5/15/47	15,760,000	16,220,179
3.75% 11/15/43	88,730,000	104,030,725
U.S. Treasury Inflation Index Bond 1.00% 2/15/46	11,766,895	11,954,290
U.S. Treasury Inflation Index Notes
0.125% 7/15/26	13,541,245	13,176,670
0.625% 1/15/26	4,893,450	4,962,559
U.S. Treasury Notes
1.375% 5/31/21	3,930,000	3,877,421
1.625% 8/31/22	7,270,000	7,171,031
2.125% 9/30/24	26,920,000	26,854,802

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.375% 5/15/27	8,000	$8,035

Total U.S. Treasury Obligations (Cost $232,672,291)		235,150,440

	Number of Contracts

OPTION PURCHASED–0.00%
Futures Put Option–0.00%
U.S. Treasury 5 yr Notes strike price $113.75, expiration date 10/27/17, notional amount $113,750,000	1,000	—

Total Option Purchased (Premium paid $9,613)		—

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–27.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	505,280,300	$505,280,300

Total Money Market Fund (Cost $505,280,300)		505,280,300

	Principal Amount°

SHORT-TERM INVESTMENTS–7.99%
≠Discount Note–7.99%
Federal Home Loan Bank
1.027% 12/21/17	50,000,000	49,885,550
1.049% 1/2/18	25,000,000	24,931,650
1.071% 1/22/18	40,000,000	39,866,840
1.11% 2/23/18	9,900,000	9,856,440
1.118% 2/28/18	19,900,000	19,809,395

Total Short Term Investments (Cost $144,341,081)		144,349,875

TOTAL INVESTMENTS–132.04% (Cost $2,378,472,076)	$2,384,574,663

	Number of Contracts

OPTIONS WRITTEN–(0.02%)
Futures Call Option–0.00%
U.S. Treasury 5 yr Notes strike price $118.5, expiration date 10/27/17, notional amount $(19,315,500)	(163)	(7,641)

		(7,641)

Futures Put Options–(0.02%)
U.S. Treasury 5 yr Notes strike price $117.75, expiration date 10/27/17, notional amount $(19,152,500)	(163)	(49,664)
U.S. Treasury Bond strike price $153, expiration date 10/27/17, notional amount $(27,234,000)	(178)	(239,187)

		(288,851)

Total Options Written (Premium received $258,390)		(296,492)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(32.02%)		(578,268,887)

NET ASSETS APPLICABLE TO 181,460,116 SHARES OUTSTANDING–100.00%		$1,806,009,284

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2017, the aggregate value of Rule 144A securities was $274,251,066, which represents 15.19% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at September 30, 2017. Interest rate will reset at a future date.

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $6,722,770 cash collateral and $254,069 foreign currencies collateral held at broker for derivatives as of September 30, 2017.

t

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at September 30, 2017:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(2,760)	90 Day IMM Eurodollar	$(680,016,383)	$(679,788,000)	12/19/17	$ 228,383	$—
(180)	90 Day IMM Eurodollar	(44,258,235)	(44,199,000)	9/18/18	59,235	—
(214)	90 Day IMM Eurodollar	(52,627,565)	(52,590,500)	6/19/18	37,065	—
207	90 Day IMM Eurodollar	50,891,385	50,784,862	12/18/18	—	(106,523)
(549)	90 Day IMM Eurodollar	(133,878,116)	(134,429,513)	12/17/19	—	(551,397)
1,982	U.S. Treasury 2 yr Note	428,336,973	427,523,594	1/1/18	—	(813,379)
2,691	U.S. Treasury 5 yr Note	317,433,443	316,192,500	1/2/18	—	(1,240,943)
(297)	U.S. Treasury 10 yr Note	(37,432,139)	(37,217,813)	12/20/17	214,326	—
(340)	U.S. Treasury 10 yr Ultra Note	(46,222,215)	(45,671,562)	12/20/17	550,653	—
(457)	U.S. Treasury Long Bond	(70,634,338)	(69,835,313)	12/20/17	799,025	—
459	U.S. Treasury Ultra Bond	76,867,060	75,792,375	12/20/17	—	(1,074,685)

Total Futures Contracts					$1,888,687	$(3,786,927)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Centrally Cleared/ /Protection Sold/ Moody’s Ratings:
CDX.NA.IG.28[2] -Quarterly	257,313,000	1.00%	6/20/22	$4,690,344	$5,410,950	$720,606

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Centrally Cleared:
26 yr IRS -Semiannual/Quarterly	27,640,000	2.474%	(1.333%)	11/15/43	$407,142	$464,939	$57,797
26 yr IRS -Semiannual/Quarterly	15,800,000	2.467%	(1.333%)	11/15/43	—	288,928	288,928

Total IRS Contracts					$407,142	$753,867	$346,725

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North America entities with investment grade credit ratings that trade in the CDS market.

Summary of Abbreviations:

BAM–Bank of America

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap North America Investment Grade

CG–Citigroup Global Markets Realty

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$52,299,879	$708,769	$53,008,648
Agency Commercial Mortgage-Backed Securities	—	7,637,100	—	7,637,100
Agency Mortgage-Backed Securities	—	681,455,258	—	681,455,258
Corporate Bonds	—	441,948,184	—	441,948,184
Non-Agency Asset-Backed Securities	—	84,695,658	4,500,000	89,195,658
Non-Agency Collateralized Mortgage Obligations	—	64,973,492	—	64,973,492
Non-Agency Commercial Mortgage-Backed Securities	—	83,266,297	—	83,266,297
Regional Bonds	—	4,641,637	—	4,641,637
Sovereign Bonds	—	73,200,942	—	73,200,942
Supranational Bank	—	466,832	—	466,832
U.S. Treasury Obligations	—	235,150,440	—	235,150,440
Option Purchased	—	—	—	—
Money Market Fund	505,280,300	—	—	505,280,300
Short-Term Investments	—	144,349,875	—	144,349,875

Total Investments	$505,280,300	$1,874,085,594	$5,208,769	$2,384,574,663

Derivatives:
Assets:
Futures Contracts	$1,888,687	$—	$—	$1,888,687

Swap Contracts	$—	$1,067,331	$—	$1,067,331

Liabilities:
Futures Contracts	$(3,786,927)	$—	$—	$(3,786,927)

Options Written	$—	$(296,492)	$—	$(296,492)

During the period ended September 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Western Asset Core Bond Fund–16

Lincoln iShares® Fixed Income Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–109.20%
Fixed Income Funds–109.12%
iShares 1-3 Year Treasury Bond ETF	50	$4,223
iShares Core U.S. Aggregate Bond ETF	464	50,850
iShares Core U.S. Credit Bond ETF	135	15,151
iShares Core U.S. Treasury Bond ETF	593	14,967
iShares iBoxx $ High Yield Corporate Bond ETF	35	3,106
iShares iBoxx $ Investment Grade Corporate Bond ETF	78	9,456
iShares MBS ETF	140	14,994

		112,747

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	87	$87

		87

Total Investment Companies (Cost $111,014)		112,834

TOTAL VALUE OF SECURITIES–109.20% (Cost $111,014)	112,834
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(9.20%)	(9,509)

NET ASSETS APPLICABLE TO 10,000 SHARES OUTSTANDING–100.00%	$103,325

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes.

Lincoln iShares® Fixed Income Allocation Fund–1

Lincoln iShares® Fixed Income Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Fixed Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$112,834

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® Fixed Income Allocation Fund–2

Lincoln iShares® U.S. Moderate Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–101.09%
Equity Funds–65.91%
iShares Core S&P 500 ETF	1,430	$361,690
iShares Core S&P Mid-Cap ETF	499	89,271
iShares Core S&P Small-Cap ETF	295	21,895
iShares Edge MSCI Min Vol USA ETF	1,459	73,446
iShares Edge MSCI USA Momentum Factor ETF	346	33,105

		579,407

Fixed Income Funds–35.00%
iShares 1-3 Year Treasury Bond ETF	20	1,689
iShares Core U.S. Aggregate Bond ETF	1,614	176,878
iShares Core U.S. Credit Bond ETF	369	41,413
iShares Core U.S. Treasury Bond ETF	1,171	29,556
iShares iBoxx $ High Yield Corporate Bond ETF	195	17,308

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	105	$12,729
iShares MBS ETF	263	28,168

		307,741

Money Market Fund–0.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	1,589	1,589

		1,589

Total Investment Companies (Cost $861,939)		888,737

TOTAL VALUE OF SECURITIES–101.09% (Cost $861,939)	888,737
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.09%)	(9,613)

NET ASSETS APPLICABLE TO 81,434 SHARES OUTSTANDING–100.00%	$879,124

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® U.S. Moderate Allocation Fund–1

Lincoln iShares® U.S. Moderate Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® U.S. Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$888,737

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® U.S. Moderate Allocation Fund–2

Lincoln iShares® Global Growth Allocation Fund

Schedule of Investments

September 30, 2017 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–121.82%
Equity Funds–51.11%
iShares Core S&P 500 ETF	505	$127,730
iShares Core S&P Mid-Cap ETF	127	22,720
iShares Core S&P Small-Cap ETF	255	18,926
iShares Edge MSCI Min Vol USA ETF	814	40,977
iShares Edge MSCI USA Momentum Factor ETF	102	9,759

		220,112

Fixed Income Funds–28.04%
iShares Core U.S. Aggregate Bond ETF	603	66,083
iShares Core U.S. Credit Bond ETF	234	26,262
iShares Core U.S. Treasury Bond ETF	334	8,430
iShares iBoxx $ High Yield Corporate Bond ETF	71	6,302
iShares iBoxx $ Investment Grade Corporate Bond ETF	43	5,213
iShares MBS ETF	79	8,461

		120,751

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–22.88%
iShares Core MSCI EAFE ETF	1,080	$69,303
iShares Core MSCI Emerging Markets ETF	541	29,225

		98,528

Money Market Fund–19.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.89%)	85,201	85,201

		85,201

Total Investment Companies (Cost $509,935)		524,592

TOTAL VALUE OF SECURITIES–121.82% (Cost $509,935)	524,592
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(21.82%)	(93,958)

NET ASSETS APPLICABLE TO 39,047 SHARES OUTSTANDING–100.00%	$430,634

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® Global Growth Allocation Fund–1

Lincoln iShares® Global Growth Allocation Fund

Notes

September 30, 2017 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2017:

Level 1
Investments:
Assets:
Investment Companies	$524,592

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® Global Growth Allocation Fund–2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	11/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	11/17/17

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	11/17/17

* Print the name and title of each signing officer under his or her signature.